As filed with the Securities and Exchange Commission on April 26, 2006

REGISTRATION NO. 333-99907

811-04440

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SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

POST-EFFECTIVE AMENDMENT NO. 9

AND

AMENDMENT NO. 43

TO

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

(Exact Name of Registrant)

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(Name of Depositor)

60 EAST 42ND STREET, SUITE 1115

NEW YORK, NEW YORK 10165

(Address of Depositor's Principal Executive Offices)

DEPOSITOR'S TELEPHONE NUMBER: (212) 983-6352

SANDRA M. DADALT, ASSISTANT VICE PRESIDENT AND SENIOR COUNSEL

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

ANNUITIES DIVISION, SC 4290

112 WORCESTER STREET

WELLESLEY HILLS, MASSACHUSETTS 02481

(Name and Address of Agent for Service)

COPIES OF COMMUNICATIONS TO:

THOMAS C. LAUERMAN, ESQ.

JORDEN BURT LLP

1025 THOMAS JEFFERSON STREET, N.W.

SUITE 400E

WASHINGTON, D.C. 20007

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It is proposed that this filing will become effective (check appropriate box)

[  ] immediately upon filing pursuant to paragraph (b) of Rule 485

[ X ] on May 1, 2006 pursuant to paragraph (b) of Rule 485

[  ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[  ] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[  ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

This Amendment No. 9 to the Registration Statement on Form N-4 (the "Registration Statement") (File Nos. 333-99907, 811-04440) is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended, to supplement the Registration Statement with separate prospectuses, statement of additional information ("SAI"), and related exhibits. This Amendment relates only to the prospectuses, SAI and exhibits included in this Amendment and does not otherwise delete, amend, or supersede any prospectus, statement of additional information, exhibit, or other information contained in Post-Effective Amendment No. 8 to the Registration Statement.

PART A

PROSPECTUS

MAY 1, 2006

COLUMBIA ALL-STAR EXTRA NY

Sun Life Insurance and Annuity Company of New York and Sun Life (N.Y.) Variable Account C offer the flexible payment deferred annuity contracts described in this Prospectus to groups and individuals.

You may choose among a number of variable investment options and fixed interest options. The variable options are Sub-Accounts in the Variable Account, each of which invests in shares of one of the following funds (the "Funds"):
Large-Cap Value Equity Funds	Mid-Cap Value Equity Funds
AllianceBernstein VP Growth & Income Portfolio,	Lord Abbett Series Fund Mid-Cap Value Portfolio
Class B	Mid-Cap Blend Equity Funds
Fidelity VIP Equity Income Portfolio, Service Class 2[1]	Columbia Mid Cap Value Fund, Variable Series,
Franklin Templeton VIP Trust Franklin Growth and	Class B7
Income Securities Fund, Class 2	Wanger International Select
Columbia Large Cap Value Fund, Variable Series,	Mid-Cap Growth Equity Funds
Class B4	Wanger Select
Lord Abbett Series Fund Growth and Income Portfolio	Small-Cap Blend Equity Funds
Large-Cap Blend Equity Funds	Wanger International Small Cap
AIM V.I. Core Equity Fund Series II [1,3]	Small-Cap Growth Equity Funds
AllianceBernstein VP International Growth	MFS VIT New Discovery Series, S Class
Portfolio, Class B2	Wanger U.S. Smaller Companies
Franklin Templeton VIP Trust Mutual Shares	Specialty Funds
Securities Fund, Class 2	AllianceBernstein VP Global Technology Portfolio,
Franklin Templeton VIP Trust Templeton Foreign	Class B
Securities Fund, Class 2	Rydex VT Financial Services Fund, Investor Class[1]
Columbia Asset Allocation Fund, Variable Series,	Rydex VT Health Care Fund, Investor Class[1]
Class B5	High-Quality Intermediate-Term Bond Funds
Columbia S&P 500 Index Fund, Variable Series,	Columbia Federal Securities Fund, Variable Series,
Class B6	Class A1, 9
MFS VIT Investors Trust Series, S Class	Columbia Federal Securities Fund, Variable Series,
Large-Cap Growth Equity Funds	Class B10
AIM V.I. Capital Appreciation Fund Series II [1]	PIMCO Total Return Portfolio, Administrative Class
AIM V.I. International Growth Fund Series II [1]	High-Quality Long-Term Bond Funds
AllianceBernstein VP Large Cap Growth Portfolio,	PIMCO Real Return Portfolio, Administrative Class
Class B	Mid/High-Quality Intermediate-Term Bond Funds
Fidelity VIP Dynamic Capital Appreciation Portfolio,	Columbia Strategic Income Fund, Variable Series,
Service Class 2[1]	Class B11
Fidelity VIP Growth Opportunities Portfolio, Service	Low-Quality Short-Term Bond Funds
Class 2[1]	Columbia High Yield Fund, Variable Series, Class B
MFS VIT Emerging Growth Series, S Class	Money Market Fund
MFS VIT Investors Growth Stock Series, S Class	Columbia Money Market Fund, Variable Series,
Rydex VT OTC Fund, Investor Class[1]	Class A8
Columbia Large Cap Growth Fund, Variable Series,
Class B

_________
[1]	Not available to Contracts issued on or after May 1, 2003.
[2]	Formerly known as AllianceBernstein VP Worldwide Privatization Portfolio, Class B.
[3]	Formerly known as AIM V.I. Premier Equity Fund Series II
[4]	Formerly known as Liberty Growth & Income Fund, Variable Series, Class B.
[5]	Formerly known as Liberty Asset Allocation Fund, Variable Series, Class B.
[6]	Formerly known as Liberty S&P 500 Index Fund, Variable Series, Class B.
[7]	Formerly known as Liberty Select Value Fund, Variable Series, Class B.
[8]	Formerly known as Liberty Money Market Fund, variable Series, Class A.
[9]	Formerly known as Liberty Federal Securities Fund, Variable Series, Class A.
[10]	Formerly known as Liberty Federal Securities Fund, Variable Series, Class B.
[11]	Formerly known as Colonial Strategic Income Fund, Variable Series, Class B.

A I M Advisors, Inc., advises the AIM Variable Insurance Funds. Alliance Capital Management, LP, advises the AllianceBernstein VP Portfolios. Columbia Management Advisors, Inc., advises the Columbia Funds (with Nordea Investment Management North America, Inc. serving as the sub-advisor for Columbia Asset Allocation Fund, Variable Series). Columbia Wanger Asset Management, L.P., advises the Wanger Funds. Fidelity® Management & Research Company advises the Fidelity VIP Portfolios. Franklin® Advisers, Inc., advises Franklin Growth and Income Fund. Franklin® Mutual Advisers, LLC, advises Mutual Shares Securities Fund. Lord, Abbett & Co. LLC advises the Lord Abbett Series Fund Portfolios. Massachusetts Financial Services Company advises the MFS Variable Insurance Trust Series. Pacific Investment Management Company LLC advises the PIMCO Portfolios. PADCO Advisors II, Inc., advises the Rydex VT Funds. Templeton® Investment Counsel, LLC, advises Templeton Foreign Securities Fund.

The fixed account options are available for specified time periods, called Guarantee Periods, and pay interest at a guaranteed rate for each period.

Please read this Prospectus and the Fund prospectuses carefully before investing and keep them for future reference. They contain important information about the Contracts and the Funds.

We have filed a Statement of Additional Information dated May 1, 2006 (the "SAI") with the Securities and Exchange Commission (the "SEC"), which is incorporated by reference in this Prospectus. The table of contents for the SAI is on page 45 of this Prospectus. You may obtain a copy without charge by writing to us at the address shown below (which we sometimes refer to as our "Annuity Service Address") or by telephoning (800) 205-9167. In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file with the SEC.

The Contracts are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.

The SEC has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Expenses associated with contracts offering a bonus credit may be higher than those associated with contracts that do not offer a bonus credit. The bonus credit may be more than offset by the charges associated with the credit.

Any reference in this Prospectus to receipt by us means receipt at the following service address:
Sun Life Insurance and Annuity Company New York
P.O. Box 9133
Wellesley Hills, Massachusetts 02481

SPECIAL TERMS *

PRODUCT HIGHLIGHTS *

FEES AND EXPENSES *

EXAMPLE *

CONDENSED FINANCIAL INFORMATION *

THE ANNUITY CONTRACT *

COMMUNICATING TO US ABOUT YOUR CONTRACT *

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK *

THE VARIABLE ACCOUNT *

VARIABLE ACCOUNT OPTIONS: THE FUNDS *

THE FIXED ACCOUNT *

THE FIXED ACCOUNT OPTIONS: THE GUARANTEE PERIODS *

THE ACCUMULATION PHASE *

Issuing Your Contract *

Amount and Frequency of Purchase Payments *

Allocation of Net Purchase Payments *

Your Account *

Your Account Value *

Purchase Payment Interest *

Variable Account Value *

Fixed Account Value *

Transfer Privilege *

Waivers; Reduced Charges; Credits; Special Guaranteed Interest Rates *

Other Programs *

WITHDRAWALS AND WITHDRAWAL CHARGE *

Cash Withdrawals *

Withdrawal Charge *

Types of Withdrawals Not Subject to Withdrawal Charge *

CONTRACT CHARGES *

Account Fee *

Administrative Expense Charge and Distribution Fee *

Mortality and Expense Risk Charge *

Charges for Optional Benefit Riders *

Premium Taxes *

Fund Expenses *

OPTIONAL LIVING BENEFIT RIDER: SECURED RETURNS 2 *

Tax Issues *

Guaranteed Minimum Accumulation Benefit ("AB") Plan *

Guaranteed Minimum Withdrawal Benefit ("WB") Plan *

Availability *

Cost of the Optional Living Benefit Rider *

Withdrawals Under the Optional Living Benefit Rider *

Cancellation of the Optional Living Benefit Rider *

Revocation of the Optional Living Benefit Rider *

Step-Up *

Subsequent Purchase Payments After a Step-Up *

Renewal of the Optional Living Benefit Rider *

Refund of Rider Charges Under the AB Plan *

Your Death Under the AB Plan *

Your Death Under the WB Plan *

DEATH BENEFIT *

Amount of Death Benefit *

The Basic Death Benefit *

Optional Death Benefit Rider *

Spousal Continuance *

Calculating the Death Benefit *

Method of Paying Death Benefit *

Non-Qualified Contracts *

Selection and Change of Beneficiary *

Payment of Death Benefit *

THE INCOME PHASE -- ANNUITY PROVISIONS *

Selection of Annuitant(s) *

Selection of the Annuity Commencement Date *

Annuity Options *

Selection of Annuity Option *

Amount of Annuity Payments *

Exchange of Variable Annuity Units *

Account Fee *

Annuity Payment Rates *

Annuity Options as Method of Payment for Death Benefit *

OTHER CONTRACT PROVISIONS *

Exercise of Contract Rights *

Change of Ownership *

Voting of Fund Shares *

Periodic Reports *

Substitution of Securities *

Change in Operation of Variable Account *

Splitting Units *

Modification *

Reservation of Rights *

Right to Return *

TAX CONSIDERATIONS *

Deductibility of Purchase Payments *

Pre-Distribution Taxation of Contracts *

Distributions and Withdrawals from Non-Qualified Contracts *

Distributions and Withdrawals from Qualified Contracts *

Withholding *

Investment Diversification and Control *

Tax Treatment of the Company and the Variable Account *

Qualified Retirement Plans *

Pension and Profit-Sharing Plans *

Tax-Sheltered Annuities *

Individual Retirement Arrangements *

Roth Individual Retirement Arrangements *

Impact of Optional Death Benefit and Optional Living Benefit Riders *

ADMINISTRATION OF THE CONTRACTS *

DISTRIBUTION OF THE CONTRACTS *

PERFORMANCE INFORMATION *

AVAILABLE INFORMATION *

INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE *

STATE REGULATION *

LEGAL PROCEEDINGS *

FINANCIAL STATEMENTS *

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION *

APPENDIX A - GLOSSARY *

APPENDIX B - CALCULATION OF WITHDRAWAL CHARGES *

APPENDIX C - CALCULATION OF BASIC DEATH BENEFIT *

APPENDIX D - CALCULATION FOR PURCHASE PAYMENT INTEREST (BONUS CREDIT) *

APPENDIX E - SECURED RETURNS 2 BENEFIT EXAMPLES *

APPENDIX F - SECURED RETURNS BENEFIT *

APPENDIX G - CONDENSED FINANCIAL INFORMATION *

SPECIAL TERMS

Your Contract is a legal document that uses a number of specially defined terms. We explain most of the terms that we use in this Prospectus in the context where they arise, and some are self-explanatory. In addition, for convenient reference, we have compiled a list of these terms in the Glossary included at the back of this Prospectus as Appendix A. If, while you are reading this Prospectus, you come across a term that you do not understand, please refer to the Glossary for an explanation.

PRODUCT HIGHLIGHTS

The headings in this section correspond to headings in the Prospectus under which we discuss these topics in more detail.

The Annuity Contract

The Columbia All-Star Extra NY Fixed and Variable Annuity Contract provides a number of important benefits for your retirement planning. During the Accumulation Phase, you make Payments under the Contract and allocate them to one or more Variable Account or Fixed Account options. During the Income Phase, we make annuity payments to you or someone else based on the amount you have accumulated. The Contract provides tax-deferral so that you do not pay taxes on your earnings until you withdraw them. When purchased in connection with a tax-qualified plan, the Contract provides no additional tax-deferral benefits because tax-qualified plans confer their own tax-deferral. The Contract also provides a basic death benefit if you die during the Accumulation Phase. You may enhance the basic death benefit by purchasing an optional death benefit rider.

The Accumulation Phase

Under most circumstances, you can buy the Contract with an initial Purchase Payment of $10,000 or more, and you can make additional Purchase Payments of at least $1,000 at any time during the Accumulation Phase. Currently, there is no minimum amount required for additional Purchase Payments. However we reserve the right to limit additional Purchase Payments to at least $1,000. We will not normally accept a Purchase Payment if your Account Value is over $2 million or, if the Purchase Payment would cause your Account Value to exceed $2 million. In addition, we will credit your Contract with interest, which we refer to as "Purchase Payment Interest" at a rate of 2% to 5% of each Purchase Payment based upon the interest rate option you choose when you apply for your Contract.

Variable Account Options: The Funds

You can allocate your Purchase Payments among Sub-Accounts investing in a number of Fund options. Each Fund is either a mutual fund registered under the Investment Company Act of 1940 or a separate securities portfolio of shares of such a mutual fund. The investment returns on the Funds are not guaranteed. You can make or lose money. You can make transfers among the Funds and the Fixed Account Options.

The Fixed Account Options: The Guarantee Periods

You can allocate your Purchase Payments to the Fixed Account and elect to invest in one or more of the Guarantee Periods we make available from time to time. Each Guarantee Period earns interest at a Guaranteed Interest Rate that we publish. We may change the Guaranteed Interest Rate from time to time, but no Guaranteed Interest Rate will ever be less than the minimum guaranteed rate permitted by law. Once we have accepted your allocation to a particular Guarantee Period, we promise that the Guaranteed Interest Rate applicable to that allocation will not change for the duration of the Guarantee Period. We may offer Guarantee Periods of different durations or stop offering some Guarantee Periods. Once we stop offering a Guarantee Period of a particular duration, future allocations, transfers or renewals into that Guarantee Period will not be permitted.

Fees and Expenses

The Contract has insurance features and investment features, and there are costs related to each.

If your Account Value is less than $100,000 on your Contract Anniversary, we deduct a $30 Annual Account Fee. We will waive the Account Fee if your Contract was fully invested in the Fixed Account during the entire Contract Year.

We deduct a mortality and expense risk charge of 1.40% of the average daily value of the Contract invested in the Variable Account, if you were under 76 years of age on the Open Date, or 1.60% if you were 76 years or older on the Open Date. We also deduct an administrative charge of 0.15% of the average daily value and a distribution fee of 0.15% of the average daily value of the Contract invested in the Variable Account.

If you take more than a specified amount of money out of your Contract, we assess a withdrawal charge against each Purchase Payment withdrawn. For each Purchase Payment, the withdrawal charge (also known as a "contingent deferred sales charge") starts at 8% in the first Contract Year and declines to 0% after the Purchase Payment has been in the Contract for seven complete years.

Currently, you can make 12 free transfers each year; however, we reserve the right to impose a charge of up to $15 per transfer.

If you elect the optional death benefit rider, we will deduct, during the Accumulation Phase, an additional charge from the assets of the Variable Account equal to 0.20% of the average daily value of your Contract.

If you elect the optional living benefit rider, Secured Returns 2 Benefit, we will assess a quarterly charge currently equal to 0.125% of your Account Value.

In addition to the charges we impose under the Contract, there are also charges (which include management fees and operating expenses) imposed by the Funds. The charges vary depending upon which Fund(s) you have selected.

Optional Living Benefit Rider: Secured Returns 2

The Secured Returns 2 Benefit ("Secured Returns 2") guarantees a return of your initial Purchase Payment plus portions of your subsequent Purchase Payments (adjusted for withdrawals), regardless of the investment performance of the underlying funds, provided that you comply with certain Benefit requirements. The amount guaranteed is known as the "GLB amount." You may choose to receive your Secured Returns 2 Benefit under one of two plans. Under the terms of the Guaranteed Minimum Accumulation Benefit Plan, on your 10th Contract Anniversary, or some later date if you choose to "step-up" your GLB amount, we will credit your Account Value with any excess of your GLB amount over your Account Value after the application of any other Contract transactions. (A step-up of the GLB amount to your current Account Value may be made any time after your fifth Contract Anniversary.) Under this Plan, if your Account Value is greater than or equal to your GLB amount on the date the Plan matures, we will refund the charges you paid for the Benefit. Under the terms of the Guaranteed Minimum Withdrawal Benefit Plan, you may withdraw up to a set dollar amount from your Account Value each year until your GLB amount equals zero. The Secured Returns 2 Benefit is available only if you are age 79 or younger on the Open Date. If you annuitize, this Benefit terminates.

The Income Phase: Annuity Provisions

If you want to receive regular income from your annuity, you can select one of several Annuity Options. You can choose to receive annuity payments from either the Fixed Account or from the available Variable Account options. If you choose to have any part of your annuity payments come from the Variable Account, the dollar amount of the payments may fluctuate with the performance of the Funds. You decide when your Income Phase will begin but, once it begins, you cannot change your choice of annuity payment options.

Death Benefit

If you die before the Contract reaches the Income Phase, the Beneficiary will receive a death benefit. The amount of the death benefit depends upon whether you choose the basic death benefit or, for a fee, you enhance the death benefit by electing the optional death benefit rider that is available in your state. The basic death benefit pays the greater of your Account Value and your total Purchase Payments (adjusted for withdrawals),both calculated as of your Death Benefit Date. The Maximum Anniversary Account Value Rider pays the greater of your basic death benefit or your highest Account Value on any Contract Anniversary before your 81st birthday. You must make your election before the date on which your Contract becomes effective. The rider is only available if you are younger than 80 on the Open Date. The optional death benefit rider election may not be changed after your Contract is issued.

Withdrawals and Withdrawal Charge

You can withdraw money from your Contract during the Accumulation Phase. You may withdraw a portion of your Account Value each year without the imposition of a withdrawal charge. This "free withdrawal amount" equals the amount of all Purchase Payments made and not withdrawn prior to the last 7 Contract Years plus the greater of (1) your Contract's earnings in the prior Contract Year and (2) 10% of all Purchase Payments made in the last 7 Contract Years. All other Purchase Payments are subject to the withdrawal charge. You may also have to pay income taxes and tax penalties on money you withdraw.

Right to Return

Your Contract contains a "free look" provision. If you cancel your Contract within 10 days after receiving it, we will send you the Account Value less any "adjusted" purchase payment interest, (please see "Right to Return" under "Other Contract Provisions" below for the calculation of Adjusted Purchase Payment Interest) as of the day we receive your cancellation request. (This amount may be more or less than the original Purchase Payment). We will not deduct a withdrawal charge.

Tax Considerations

Your earnings are not taxed until you take them out. If you withdraw money during the Accumulation Phase, earnings come out first and are taxed as income. If your Contract is a Non-Qualified Contract, it is possible that the election of an optional living benefit rider might increase the taxable portion of any withdrawal you make from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty.

If you have any questions about your Contract or need more information, please contact us at:

          Sun Life Insurance and Annuity Company of New York

          P. O. Box 9133

          Wellesley Hills, Massachusetts 02481

          Toll Free (800) 205-9167

FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.

The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options.

Contract Owner Transaction Expenses
Sales Load Imposed on Purchases (as a percentage of purchase payments):		0%

Maximum Withdrawal Charge (as a percentage of purchase payments): [1]

Number of Complete Contract Years Since Purchase Payment has been in the Account	Withdrawal Charge
0-1	8%
1-2	8%
2-3	7%
3-4	6%
4-5	5%
5-6	4%
6-7	3%
7 or more	0%

Maximum Fee Per Transfer (currently $0):		$15[2]

Premium Taxes (as a percentage of Certificate Value or total purchase payments):		0% - 3.5%[3]

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.
Annual Account Fee	$ 30[4]

Variable Account Annual Expenses

(as a percentage of net Variable Account assets) 5
Mortality and Expense Risks Charge:	1.60%[6]
Administrative Expenses Charge:	0.15%
Distribution Fee:	0.15%

Total Variable Account Annual Expenses (without optional benefits):	1.90%
[1]

A portion of your Account may be withdrawn each year without imposition of any withdrawal charge and, after a Purchase Payment has been in your Account for 7 Contract Years, it may be withdrawn free of the withdrawal charge. (See "Withdrawal Charges.")

[2]

Currently, we impose no fee upon transfers; however, we reserve the right to impose a fee of up to $15 per transfer. We do impose certain restrictions upon the number and frequency of transfers. (See "Transfer Privilege.")

[3]

The premium tax rate and base vary by your state of residence and the type of Certificate you own. Currently, we deduct premium taxes from Certificate Value upon full surrender (including a surrender for the death benefit) or annuitization. (See "Contract Charges -- Premium Taxes.")

[4]

The Annual Account Fee is waived if 100% of your Account Value has been allocated only to the Fixed Account during the entire Contract Year or if your Account Value is $100,000 or more on your Contract Anniversary. (See "Account Fee.")

[5]

All of the Variable Account Annual Expenses, except for the charges for the Secured Returns 2 Optional Living Benefit Rider, are assessed as a percentage of average daily net Variable Account assets. The charge for the Secured Returns 2 Optional Living Benefit Rider is assessed on a quarterly basis from your total Account Value.

[6]

If you are age 75 or younger on the Open Date, the mortality and expense risks charge will be 1.40% of average daily net Variable Account assets. After annuitization, the sum of the mortality and expense risks charge, the administrative expenses charge, and distribution fee will never be greater than 1.70% of average daily net Variable Account assets, regardless of your age on the Open Date. (See "Mortality and Expense Risks Charge.")

Charges for Optional Features
Maximum Charge for Optional Death Benefit Rider (MAV) (as a percentage of average daily net assets):	0.20%[7]

Maximum Charge for Secured Returns Optional Benefit Rider (as a percentage of average daily net assets):	0.40%[8]

Maximum Charge for Optional Living Benefit Rider (Secured Returns 2) (assessed at a quarterly rate of 0.125 of Account Value):	0.50%[9]

Total Variable Account Annual Expenses with Maximum Charge for Optional Death Benefit and Living Benefit Riders:	2.60%[9]

The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

Total Annual Fund Operating Expenses	Minimum	Maximum
(expenses as a percentage of average daily Fund net assets that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)
Prior to any fee waiver or expense reimbursement[9]	0.60%	1.66%
[7]

The optional death benefit rider, know as the Maximum Contract Anniversary Value rider ("MAV"), is described in detail under "Death Benefit." This rider is available only if you are younger than age 80 on the Open Date.

[8]

Available on Contracts issued prior to September 7, 2004. We will continue to deduct this annual charge until you annuitize your Contract or your Secured Returns Benefit Rider expires or is revoked. If your optional living benefit is cancelled, you will continue to pay the charge for the Benefit until your 7th Contract Anniversary. (See "Appendix F Secured Returns Benefit" for more information)

[9]

The charge for the Optional Living Benefit may be increased at the time of a step-up to equal the rider fee imposed on newly issued Contracts at that time. If your Optional Living Benefit is cancelled, you will continue to pay the charge for the Benefit until your 7th Contract Anniversary.

[10]	The expenses shown are for the year ended December 31, 2005, and do not reflect any fee waiver or expense reimbursement.

The advisers and/or other service providers of certain Funds have agreed to reduce their fees and/or reimburse the Funds' expenses in order to keep the Funds' expenses below specified limits. The expenses of certain Funds are reduced by contractual fee reduction and expense reimbursement arrangements that will remain in effect at least through December 31, 2006. Other Funds have voluntary fee reduction and/or expense reimbursement arrangements that may be terminated at any time. The minimum and maximum Total Annual Fund Operating Expenses for all Funds after all fee reductions and expense reimbursement arrangements are taken into consideration fall within the range shown. Each fee reduction and/or expense reimbursement arrangement is described in the relevant Fund's prospectus.

THE ABOVE EXPENSES FOR THE FUNDS WERE PROVIDED BY THE FUNDS. WE HAVE NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include contract Owner transaction expenses, contract fees, variable account annual expenses, and Fund fees and expenses, and are based on a sample Contract with the maximum possible fees.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated and that your Contract includes the maximum charges for optional benefits. If these optional benefits were not elected or fewer options were elected, the expense figures shown below would be lower. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Funds. For purposes of converting the annual contract fee to a percentage, the Example assumes an average Contract size of $50,000. In addition, this Example assumes no transfers were made and no premium taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangement of the Funds. If these arrangements were taken into consideration, the expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
(1)	If you surrender your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years

$1,187	$2,005	$2,751	$4,648
(2)	If you annuitize your Contract or if you do not surrender your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years

$446	$1,347	$2,264	$4,648

The fee table and example should not be considered a representation of past or future expenses and charges of the Sub-Accounts. Your actual expenses may be greater or less than those shown. The example does not include the deduction of state premium taxes, which may be assessed upon full surrender, death or annuitization, or any taxes and penalties you may be required to pay if you surrender the Contract. Similarly, the 5% annual rate of return assumed in the example is not intended to be representative of past or future investment performance. For more information about Fund expenses, including a description of any applicable fee waiver or expense reimbursement arrangement, see the prospectuses for the Funds.

CONDENSED FINANCIAL INFORMATION

Historical information about the value of the units we use to measure the variable portion of your Contract ("Variable Accumulation Units") is included in the back of this Prospectus as Appendix G.

THE ANNUITY CONTRACT

Sun Life Insurance and Annuity Company of New York and Sun Life (N.Y.) Variable Account C (the "Variable Account") offer the Contract on an individual basis in connection with retirement planning. We issue the Contract directly to the individual Owner of the Contract.

In this Prospectus, unless we state otherwise, we address Owners of Contracts as "you." For the purpose of determining benefits under the Contracts, we establish an Account for each Owner, which we will refer to as "your" Account.

Your Contract provides a number of important benefits for your retirement planning. It has an Accumulation Phase, during which you make Payments under the Contract and allocate them to one or more Variable Account or Fixed Account options, and an Income Phase, during which we make annuity payments based on the amount you have accumulated. Your Contract provides tax deferral, so that you do not pay taxes on your earnings under your Contract until you withdraw them. However, if you purchase your Contract in connection with a tax-qualified plan, your purchase should be made for reasons other than tax-deferral. Tax-qualified plans provide tax-deferral without the need for purchasing an annuity contract.

Your Contract also provides a basic death benefit if you die during the Accumulation Phase; you may enhance the basic death benefit by electing the optional death benefit rider and paying an additional charge for the optional death benefit rider. Finally, if you so elect, during the Income Phase we will make annuity payments to you or someone else for life or for another period that you choose.

You choose these benefits on a variable or fixed basis or a combination of both. When you choose Variable Account investment options or a Variable Annuity option, your Account Value will change in response to changes in the return available from the different types of investments you select under your Contract. With these variable options, you assume all investment risk under your Contract. When you choose the Fixed Annuity option, we assume the investment risk. You may also bear the risk that the interest rates we will offer in the future and the rates we will use in determining your Fixed Annuity may not exceed our minimum guaranteed rate. Our minimum guaranteed interest rate will never be less than that permitted by law.

The Contract is designed for use in connection with personal retirement and deferred compensation plans, some of which qualify for favorable federal income tax treatment under Sections 401, 403, 408 or 408A of the Internal Revenue Code. The Contract is also designed so that it may be used in connection with certain non-tax-qualified retirement plans, such as payroll savings plans and such other groups (trusteed or non-trusteed) as may be eligible under applicable law. We refer to Contracts used with plans that receive favorable tax treatment as "Qualified Contracts," and all other Contracts as "Non-Qualified Contracts." A qualified retirement plan generally provides tax deferral regardless of whether the plan invests in an annuity contract. A decision to purchase an annuity contract should not be based on the assumption that the purchase of an annuity contract is necessary to obtain tax-deferral benefits under a qualified retirement plan.

COMMUNICATING TO US ABOUT YOUR CONTRACT

All materials sent to us, including Purchase Payments, must be sent to our Annuity Service Address as set forth on the first page of this Prospectus. For all telephone communications, you must call (800) 205-9167.

Unless this Prospectus states differently, we will consider all materials sent to us and all telephone communications to be received on the date we actually receive them at our Annuity Service Address. However, we will consider all financial transactions, including Purchase Payments, withdrawal requests and transfer instructions, to be received on the next Business Day if we receive them (1) on a day that is not a Business Day or (2) after 4:00 p.m., Eastern Time.

When we specify that notice to us must be in writing, we reserve the right, at our sole discretion, to accept notice in another form.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

We are a stock life insurance company incorporated under the laws of New York on May 25, 1983. We do business primarily in New York. Our Home Office is located at 60 East 42nd Street, Suite 1115, New York, New York 10165.

We are ultimately controlled by Sun Life Financial, Inc. ("Sun Life Financial"). Sun Life Financial, a corporation organized in Canada, is a reporting company under the Securities Exchange Act of 1934 with common shares listed on the Toronto, New York, and Philippine stock exchanges.

THE VARIABLE ACCOUNT

We established the Variable Account as a separate account on October 18, 1985, pursuant to a resolution of our Board of Directors. The Variable Account funds the Contract and various other variable annuity and variable life insurance product contracts are offered by the Company and other affiliated and unaffiliated offerors. These other products may have features, benefits and charges that are different from those under the Contract.

Under New York insurance law and the Contract, the income, gains or losses of the Variable Account are credited to or charged against the assets of the Variable Account without regard to the other income, gains, or losses of the Company. These assets are held in relation to the Contracts and other variable annuity and variable life insurance contracts that provide benefits that vary in accordance with the investment performance of the Variable Account. Although the assets maintained in the Variable Account will not be charged with any liabilities arising out of any other business we conduct, all obligations arising under the Contracts, including the promise to make annuity payments, are general corporate obligations of the Company.

The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account invests exclusively in shares of a specific Fund. All amounts allocated by you to a Sub-Account will be used to purchase Fund shares at their net asset value. Any and all distributions made by the Funds with respect to the shares held by the Variable Account will be reinvested to purchase additional Fund shares at their net asset value. Deductions from the Variable Account for cash withdrawals, annuity payments, death benefits, Account Fees, Contract charges against the assets of the Variable Account for the assumption of mortality and expense risks, administrative expenses, optional benefit riders, and any applicable taxes will, in effect, be made by redeeming the number of Fund shares at their net asset value equal in total value to the amount to be deducted. The Variable Account will be fully invested in Fund shares at all times.

VARIABLE ACCOUNT OPTIONS: THE FUNDS

The Contract offers Sub-Accounts that invest in a number of Fund investment options. Each Fund is a mutual fund registered under the Investment Company Act of 1940, or a separate series of shares of such a mutual fund.

More comprehensive information about the Funds, including a discussion of their management, investment objectives, expenses, and potential risks, is found in the current prospectuses for the Funds (the "Fund Prospectuses"). The Fund Prospectuses should be read in conjunction with this Prospectus before you invest. A copy of each Fund Prospectus, as well as a Statement of Additional Information for each Fund, may be obtained without charge from the Company by calling 1-800-205-9167 or by writing to Sun Life Insurance and Annuity Company of New York, P.O. Box 9133, Wellesley Hills, Massachusetts 02481.

The Funds may also be available to registered separate accounts offering variable annuity and variable life products of other affiliated and unaffiliated insurance companies, as well as to the Variable Account and other separate accounts of the Company. Although we do not anticipate any disadvantages to this, there is a possibility that a material conflict may arise between the interests of the Variable Account and one or more of the other separate accounts participating in the Funds. A conflict may occur due to a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of the Owners and Payees and those of other companies, or some other reason. In the event of conflict, we will take any steps necessary to protect Owners and Payees, including withdrawal of the Variable Account from participation in the underlying Funds which are involved in the conflict or substitution of shares of other Funds.

Certain of the investment advisers, transfer agents, or underwriters to the Funds may reimburse us for administrative costs in connection with administering the Funds as options under the Contracts. These amounts are not charged to the Funds or Owners, but are paid from assets of the advisers, transfer agents, or underwriters, except for the administrative costs of the Rydex Funds, which are paid from Fund assets and reflected under "Fees and Examples."

Certain publicly available mutual funds may have similar investment goals and principal investment policies and risks as one or more of the Funds, and may be managed by a Fund's portfolio manager(s). While a Fund may have many similarities to these other funds, its investment performance will differ from their investment performance. This is due to a number of differences between a Fund and these similar products, including differences in sales charges, expense ratios and cash flows.

THE FIXED ACCOUNT

The Fixed Account is made up of general account assets of the Company. Amounts you allocate to the Fixed Account will be available to fund the claims of all classes of our customers, including claims for benefits under the Contracts. Any obligations of the Fixed Account will be paid first from those assets allocated to the Fixed Account and the excess, if any, will be paid from the general account of the Company.

We will invest the assets of the Fixed Account in those assets we choose that are allowed by New York State insurance laws. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments. We intend to invest primarily in investment-grade fixed income securities (i.e. rated by a nationally recognized rating service within the 4 highest grades) or instruments we believe are of comparable quality.

We are not obligated to invest amounts allocated to the Fixed Account according to any particular strategy, except as may be required by applicable New York State insurance laws. You will not have a direct or indirect interest in the Fixed Account investments.

THE FIXED ACCOUNT OPTIONS: THE GUARANTEE PERIODS

You may elect one or more Guarantee Periods from those we make available from time to time. We may offer Guarantee Periods of different durations or stop offering some Guarantee Periods. Once we stop offering a Guarantee Period, allocations, transfers or renewals into that Guarantee Period will not be permitted. In addition, we reserve the right not to make any Guarantee Periods available. In such event, renewals will be made into the Money Market Sub-Account. We may choose to exercise this right before the Open Date or at some later time. At any time, we can reverse our decision to exercise this right.

We publish Guaranteed Interest Rates for each Guarantee Period offered. We may change the Guaranteed Interest Rates we offer from time to time, but no Guaranteed Interest Rate will ever be less than the minimum guaranteed rate permitted by state law. Also, once we have accepted your allocation to a particular Guarantee Period, we promise that the Guaranteed Interest Rate applicable to that allocation will not change for the duration of the Guarantee Period.

We determine Guaranteed Interest Rates at our discretion. We do not have a specific formula for establishing the rates for different Guarantee Periods. Our determination will be influenced by the interest rates on fixed income investments in which we may invest amounts allocated to the Guarantee Periods. We will also consider other factors in determining these rates, including regulatory and tax requirements, sales commissions and administrative expenses borne by us, general economic trends and competitive factors. We cannot predict the level of future interest rates.

THE ACCUMULATION PHASE

During the Accumulation Phase of your Contract, you make payments into your Account, and your earnings accumulate on a tax-deferred basis. The Accumulation Phase begins with our acceptance of your first Purchase Payment and ends the Business Day before your Annuity Commencement Date. The Accumulation Phase will end sooner if you surrender your Contract or if the Covered Person dies before the Annuity Commencement Date.

Issuing Your Contract

When we accept your Application, we "open" the Contract. We refer to this date as the "Open Date." When we receive your initial Purchase Payment, we "issue" your Contract. We refer to this date as the "Issue Date."

We will credit your initial Purchase Payment to your Account within 2 Business Days of receiving your completed Application. If your Application is not complete, we will notify you. If we do not have the necessary information to complete the Application within 5 Business Days, we will send your money back to you or ask your permission to retain your Purchase Payment until the Application is made complete. Then we will apply the Purchase Payment within 2 Business Days of when the Application is complete.

Amount and Frequency of Purchase Payments

The amount of Purchase Payments may vary; however, we will not accept an initial Purchase Payment of less than $10,000, and, although there is currently no minimum amount for additional Purchase Payments, we reserve the right to limit each additional Purchase Payment to at least $1,000. In addition, we will not accept a Purchase Payment if your Account Value is over $2 million, or if the Purchase Payment would cause your Account Value to exceed $2 million, unless we have approved the Payment in advance. We reserve the right to refuse Purchase Payments received more than 5 years after your Issue Date or after your 70th birthday, whichever is later. Within these limits, you may make Purchase Payments at any time during the Accumulation Phase.

Allocation of Net Purchase Payments

You may allocate your Purchase Payments among the different Sub-Accounts and Guarantee Periods currently available, but we reserve the right to limit any allocation to a Guarantee Period must be at least $1,000.

In your Application, you may specify the percentage of each Purchase Payment to be allocated to each Sub-Account or Guarantee Period. These percentages are called your allocation factors. You may change the allocation factors for future Payments by sending us notice of the change as required. We will use your new allocation factors for the first Purchase Payment we receive with or after we have received notice of the change, and for all future Purchase Payments, until we receive another change notice.

Although it is currently not our practice, we may deduct applicable premium taxes or similar taxes from your Purchase Payments (see "Contract Charges -- Premium Taxes"). In that case, we will credit your Net Purchase Payment, which is the Purchase Payment minus the amount of those taxes.

Your Account

When we accept your first Purchase Payment, we establish an Account for you, which we maintain throughout the Accumulation Phase of your Contract.

Your Account Value

Your Account Value is the sum of the value of the 2 components of your Contract: the Variable Account portion of your Contract ("Variable Account Value") and the Fixed Account portion of your Contract ("Fixed Account Value"). These 2 components are calculated separately, as described under "Variable Account Value" and "Fixed Account Value."

Purchase Payment Interest

We will credit your Contract with interest, which we refer to as "Purchase Payment Interest" at the rate you selected when you applied for the Contract. Currently, we offer 2 interest rate options:

Option A: The 2% Five-Year Anniversary Interest Option -- Under this option we will credit your Contract with interest at a rate of 2% of each Purchase Payment received prior to the first Contract Anniversary. In addition, if you chose this option, we will credit your Contract with interest at a rate of 2% of the Account Value at the end of every Fifth-Year Anniversary.

Option B: The 3%, 4%, or 5% Interest Option -- Under this option we will credit your Contract with interest at the following rates:
●	3% of each Purchase Payment if the sum of all Purchase Payments, reduced by the sum of all withdrawals (your "Net Purchase Payments"), is less than $100,000 on the day we receive the Purchase Payment;

●	4% of each Purchase Payment if your Net Purchase Payments is $100,000 or more but less than $500,000 on the day we receive the Purchase Payment; and

●	5% of each Purchase Payment if your Net Purchase Payments are $500,000 or more on the day we receive the Purchase Payment.

If you chose this Option B, there may be an additional credit paid at the end of the first Contract Year. If your Net Purchase Payments at the end of your first Contract. Year are greater than or equal to $100,000, but less than $500,000, and some of your Net Purchase Payment(s) received a credit of 3% (rather than 4%), then an additional 1% will be paid on the amount of Net Purchase Payments that received the 3% credit. Similarly, if your Net Purchase Payments at the end of your first Contract Year are greater than or equal to $500,000 and some of your Purchase Payment(s) received a credit of either 3% or 4% (rather than 5%), then an additional 2% or 1% will be paid on the amount of Net Purchase Payments that received a 3% credit or a 4% credit, respectively.

We credit Purchase Payment Interest during the same Valuation Period in which we receive the Purchase Payment. We allocate the Purchase Payment Interest to the Sub-Accounts and/or the Guarantee Periods in the same proportion as the Net Purchase Payment is allocated. For any additional 1% or 2% interest credit under Option B or any Fifth-Year Anniversary credit under Option A, we allocate the credit on a pro rata basis to all Sub-Accounts and/or Guarantee Periods in which you are invested, excluding any Guarantee Periods established to support a dollar-cost averaging program. Any additional interest adjustments will be credited on your Contract Anniversary.

The Contracts are designed to give the most value to Owners with long-term investment goals. We will deduct the "Adjusted" Purchase Payment Interest if the Contract is returned during the "free look period." For a description of the free look period and Adjusted Purchase Payment Interest, see "Right to Return." For examples of how we calculate Purchase Payment Interest, see Appendix D.

We may credit Purchase Payment Interest at rates other than those described above on Contracts sold to officers, directors and employees of the Company or its affiliates, registered representatives, and employees of broker-dealers with a current selling agreement with the Company and affiliates of such representatives and broker-dealers, employees of affiliated asset management firms, and persons who have retired from such positions ("Eligible Employees") and immediate family members of Eligible Employees. The Company expects to make a profit on Purchase Payment Interest from the mortality and expense risk charge.

We may also credit the Purchase Payment Interest rates described above using different Net Purchase Payment dollar amount thresholds. Any change in the Net Purchase Payment dollar amount thresholds will be offered to all Owners on a prospective basis.

See "Tax Considerations -- Qualified Retirement Plans," if this Contract is to be purchased in connection with a tax qualified plan under Section 401(a) of the Code or a tax deferred annuity arrangement under Section 403(b) of the Code.

Variable Account Value

     Variable Accumulation Units

In order to calculate your Variable Account Value, we use a measure called a Variable Accumulation Unit for each Sub-Account. Your Variable Account Value is the sum of your Account Value in each Sub-Account, which is the number of your Variable Accumulation Units for that Sub-Account times the value of each Unit.

     Variable Accumulation Unit Value

The value of each Variable Accumulation Unit in a Sub-Account reflects the net investment performance of that Sub-Account. We determine that value once on each day that the New York Stock Exchange is open for trading, at the close of trading, which is currently 4:00 p.m., Eastern Time. (The close of trading is determined by the New York Stock Exchange.) We also may determine the value of Variable Accumulation Units of a Sub-Account on days the Exchange is closed if there is enough trading in securities held by that Sub-Account to materially affect the value of the Variable Accumulation Units. Each day we make a valuation is called a "Business Day." The period that begins at the time Variable Accumulation Units are valued on a Business Day and ends at that time on the next Business Day is called a "Valuation Period." On days other than Business Days, the value of a Variable Accumulation Unit does not change.

To measure these values, we use a factor -- which we call the "Net Investment Factor" -- which represents the net return on the Sub-Account's assets. At the end of any Valuation Period, the value of a Variable Accumulation Unit for a Sub-Account is equal to the value of that Sub-Account's Variable Accumulation Units at the end of the previous Valuation Period, multiplied by the Net Investment Factor. We calculate the Net Investment Factor by dividing (1) the net asset value of a Fund share held in the Sub-Account at the end of that Valuation Period, plus the per share amount of any dividend or capital gains distribution made by that Fund during the Valuation Period, by (2) the net asset value per share of the Fund share at the end of the previous Valuation Period; then, for each day in the Valuation Period, we deduct a factor representing the asset-based insurance charges (the mortality and expense risk charges, the administrative expense charge, and distribution fee) plus any applicable asset-based charge for optional benefit riders. See "Contract Charges."

For a hypothetical example of how we calculate the value of a Variable Accumulation Unit, see the Statement of Additional Information.

     Crediting and Canceling Variable Accumulation Units

When we receive an allocation to a Sub-Account, either from a Net Purchase Payment or a transfer of Account Value, we credit that amount to your Account in Variable Accumulation Units. Similarly, we cancel Variable Accumulation Units when you transfer or withdraw amounts from a Sub-Account, or when we deduct certain charges under the Contract. We determine the number of Units credited or canceled by dividing the dollar amount by the Variable Accumulation Unit value for that Sub-Account at the end of the Valuation Period during which the transaction or charge is effective.

Fixed Account Value

Your Fixed Account Value is the sum of all amounts allocated to Guarantee Periods, either from Net Purchase Payments, transfers or renewals, plus interest credited on those amounts, and minus withdrawals, transfers out of Guarantee Periods, and any deductions for charges under the Contract taken from your Fixed Account Value.

A Guarantee Period begins the day we apply your allocation and ends when all calendar years (or months if the Guarantee Period is less than one year) in the Guarantee Period (measured from the end of the calendar month in which the amount was allocated to the Guarantee Period) have elapsed. The last day of the Guarantee Period is its Expiration Date.

Each additional Purchase Payment, transfer or renewal credited to your Fixed Account Value will result in a new Guarantee Period with its own Expiration Date. Amounts allocated at different times to Guarantee Periods of the same duration may have different Expiration Dates.

We credit interest on amounts allocated to a Guarantee Period at the applicable Guaranteed Interest Rate for the duration of the Guarantee Period. During the Guarantee Period, we credit interest daily at a rate that yields the Guaranteed Interest Rate on an annual effective basis.

Each separate allocation you make to a Guarantee Period, together with interest credited thereon, is called a Guarantee Amount. We will notify you in writing between 45 and 75 days before the Expiration Date for any Guarantee Amount.

A new Guarantee Period of the same duration will begin automatically for that Guarantee Amount on the first day following the Expiration Date, unless before the Expiration Date we receive instructions to transfer the Guarantee Amount to one or more Sub-Accounts, in accordance with the transfer privilege provision of the Contract described below (see "Transfer Privilege").

If we receive no instructions from you prior to the Expiration Date, we will automatically renew your Fixed Account allocation into a new Guarantee Period of the same duration as the last Guarantee Period. If we are no longer offering a Guarantee Period of the same duration, we will automatically transfer your Fixed Account allocation into the Money Market Sub-Account.

These automatic transfers of Fixed Account Value into the Money Market Sub-Account will not count as a transfer for purposes of the transfer restrictions described under "Transfer Privilege."

Transfer Privilege

     Permitted Transfers

During the Accumulation Phase, you may transfer all or part of your Account Value to one or more Sub-Accounts or Guarantee Periods then available, subject to the following restrictions:
●	you may not make more than 12 transfers in any Contract Year;

●	the amount transferred from a Guarantee Period must be the entire Guarantee Amount, except for transfers of interest credited during the current Contract Year;

●	at least 30 days must elapse between transfers to and from Guarantee Periods;

●	transfers to or from Sub-Accounts are subject to terms and conditions that may be imposed by the Funds; and

●	we impose additional restrictions on market timers, which are further described below.

These restrictions do not apply to transfers made under any approved Optional Program. At our discretion, we may waive some or all of these restrictions. Additional restrictions apply to transfers made under the Secured Returns 2 Benefit. (See "Optional Living Benefit Rider: Secured Returns 2.")

We reserve the right to waive these restrictions and exceptions at any time. Any change will be applied uniformly. We will notify you of any change prior to its effectiveness.

There is usually no charge imposed on transfers; however, we reserve the right to impose a transfer charge of $15 for each transfer. Under current law, there is no tax liability for transfers.

     Requests for Transfers

You may request transfers in writing or by telephone. If the request is received before the earlier of (a) 4:00 p.m. Eastern Time on a Business Day, or (b) the close of the New York Stock Exchange on days that the Stock Exchange closes before 4:00 p.m., the transfer will be effective that day. The telephone transfer privilege is available automatically during regular business hours before 4 p.m. Eastern Time, and does not require your written election. We will require personal identifying information to process a request for a transfer made by telephone. We will not be liable for following instructions communicated by telephone that we reasonably believe are genuine.

Your transfer request will be effective as of the close of the Business Day if we receive your transfer request before the earlier of (a) 4:00 p.m. Eastern Time on a Business Day, or (b) the close of the New York Stock Exchange on days that the Stock Exchange closes before 4:00 p.m. Otherwise, your transfer request will be effective on the next Business Day.

     Short-Term Trading

The Contracts are not designed for short-term trading. If you wish to employ such strategies, do not purchase a Contract. Transfer limits and other restrictions, described below, are subject to our ability to monitor transfer activity. Some Contract Owners and their third party intermediaries engaging in short-term trading may employ a variety of strategies to avoid detection. Despite our efforts to prevent short-term trading, there is no assurance that we will be able to identify such Contract Owners or intermediaries or curtail their trading. A failure to detect and curtail short-term trading could result in adverse consequences to the Contract Owners. Short-term trading can increase costs for all Contract Owners as a result of excessive portfolio transaction fees. In addition, short-term trading can adversely affect a Fund's performance. If large amounts of money are suddenly transferred out of a Fund, the Fund's investment adviser cannot effectively invest in accordance with the Fund's investment objectives and policies.

The Company has policies and procedures to discourage frequent transfers of contract value. As described above under "Transfer Privilege," such policies include limiting the number and timing of certain transfers, subject to exceptions described in that section and exceptions designed to protect the interests of individual Contract Owners. The Company also reserves the right to charge a fee for transfers.

Short-term trading activities whether by the Contract Owner or a third party authorized to initiate transfer requests on behalf of Contract Owner(s) may be subject to other restrictions as well. For example, we reserve the right to take actions against short-term trading which restrict your transfer privileges more narrowly than the policies described under "Transfer Privilege," such as requiring transfer requests to be submitted in writing through regular first-class U.S mail (e.g., no overnight, priority or courier delivery allowed), and refusing any and all transfer instructions.

If we determine that a third party acting on your behalf is engaging (alone or in combination with transfers effected by you directly) in a pattern of short-term trading, we may refuse to process certain transfers requested by such a third party. We impose additional administrative restrictions on third parties that engage in transfers of Contract Values on behalf of multiple Contract Owners at one time. Specifically, we limit the form of such large group transfers to fax or mail delivery only, require the third party to provide us with advance notice of any possible large group transfer so that we can have additional staff ready to process the request, and require that the amount transferred out of a Sub-Account for each Contract Owner be equal to 100% of that Contract Owner's value in the Sub-Account.

We will provide you written notification of any restrictions imposed.

In addition, some of the Funds impose, or reserve the right to impose, additional restrictions on transfers if the Fund's short-term trading strategy is more restrictive than the Company's policy. Accordingly, the Variable Account may not be in a position to effectuate some transfers with such Funds and, therefore, will be unable to process such transfer requests. We also reserve the right to refuse requests involving transfers to or from the Fixed Account.

We reserve the right to waive short-term trading restrictions, where permitted by law and not adverse to the interests of the relevant underlying Fund and other shareholders, in the following instances:
●	when a new broker of record is designated for the Contract;

●	when the Participant changes;

●	when control of the Contract passes to the designated beneficiary upon the death of the Participant or Annuitant;

●	when necessary in our view to avoid hardship to a Participant; or

●	when underlying Funds are dissolved or merged or substituted.

If short-term trading results as a consequence of waiving the restrictions against short-term trading, it could expose Contract Owners to certain risks. The short-term trading could increase costs for all Contract Owners as a result of excessive portfolio transaction fees. In addition, the short-term trading could adversely affect a Fund's performance. If large amounts of money are suddenly transferred out of a Fund, the Fund's investment adviser cannot effectively invest in accordance with the Fund's investment objectives and policies. Unless the short-term trading policy and the permitted waivers of that policy are applied uniformly, some Contract Owners may experience a different application of the policy and therefore may experience some of these risks. We uniformly apply the short-term trading policy and the permitted waivers of that policy to all Contracts. If we did not do so, some Contract Owners could experience a different application of the policy and therefore may be treated unfairly. Too much discretion on our part in allowing the waivers of short-term trading policy could result in an unequal treatment of short-term traders by permitting some short-term traders to engage in short-term trading while prohibiting others from doing the same.

Waivers; Reduced Charges; Credits; Special Guaranteed Interest Rates

We may reduce or waive the withdrawal charge or the annual Account Fee; credit additional amounts; grant bonus Guaranteed Interest Rates in certain situations; or offer other options or benefits. These situations may include sales of Contracts (1) where selling and/or maintenance costs associated with the Contracts are reduced, such as the sale of several Contracts to the same Owner, sales of large Contracts, and certain group sales, and (2) to officers, directors and employees of the Company or its affiliates, registered representatives and employees of broker-dealers with a current selling agreement with the Company and affiliates of such representatives and broker-dealers, employees of affiliated asset management firms, and persons who have retired from such positions ("Eligible Employees") and immediate family members of Eligible Employees. Eligible Employees and their immediate family members may also purchase a Contract without regard to minimum Purchase Payment requirements. For other situations in which withdrawal charges may be waived, see "Withdrawals and Withdrawal Charge."

Other Programs

You may participate in any of the following optional programs free of charge. Transfers made pursuant to the provisions of the following optional programs will not be charged a transfer fee, nor will such transfers count as one of the 12 free transfers per year allowed under the section entitled "Transfer Privilege."

     Dollar-Cost Averaging

Dollar-cost averaging allows you to invest gradually, over time, in up to 12 Sub-Accounts. You may select a dollar-cost averaging program at no extra charge by allocating a minimum amount to a designated Sub-Account or to a Guarantee Period we make available in connection with the program. (We reserve the right to limit minimum investments to $1,000.) Amounts allocated to the Fixed Account under the program will earn interest at a rate declared by the Company for the Guarantee Period you select. Previously applied amounts may not be transferred to a Guarantee Period made available in connection with this program. At regular intervals, we will transfer the same amount automatically (including a portion of the Purchase Payment Interest) to one or more Sub-Accounts that you choose, up to a maximum of 12 Sub-Accounts. The program continues until your Account Value allocated to the program is depleted or you elect to stop the program. The final amount transferred from the Fixed Account will include all interest earned (excluding Purchase Payment Interest).

Any new allocation of a Purchase Payment to the program will be treated as commencing a new dollar-cost averaging program and may be subject to the minimum.

The main objective of a dollar-cost averaging program is to minimize the impact of short-term price fluctuations on Account Value. In general, since you transfer the same dollar amount to the variable investment options at set intervals, dollar-cost averaging allows you to purchase more Variable Accumulation Units (and, indirectly, more Fund shares) when prices are low and fewer Variable Accumulation Units (and, indirectly, fewer Fund shares) when prices are high. Therefore, you may achieve a lower average cost per Variable Accumulation Unit over the long term. A dollar-cost averaging program allows you to take advantage of market fluctuations. However, it is important to understand that a dollar-cost averaging program does not insure a profit or protect against loss in a declining market. We do not allow transfers into any of the Guarantee Periods.

     Portfolio Selection

One or more portfolio selection programs may be available in connection with the Contracts, at no extra charge. Portfolio selection is the process of investing in different asset classes -- such as equity funds, fixed income funds, and money market funds -- depending on your personal investment goals, tolerance for risk, and investment time horizon. By spreading your money among a variety of asset classes, you may be able to reduce the risk and volatility of investing, although there are no guarantees, and portfolio selection does not insure a profit or protect against loss in a declining market.

Currently, you may select one of the available portfolio selection models, each of which represents a combination of Sub-Accounts with a different level of risk. These portfolio selection models, as well as the terms and conditions of the portfolio selection program, are fully described in a separate brochure. We may add or delete programs in the future.

Our portfolio selection programs are "static" programs. That is to say, if you elect an portfolio selection program, we automatically rebalance your Account Value among the Sub-Accounts represented in the model you chose, but we do not change your original percentage allocations among the Sub-Accounts in your chosen model, unless you advise us to do so. Nevertheless, we have selected an independent third-party administrator who reviews the existing models annually to determine whether the investment objective of the model is being met in light of changing markets. Based upon this review, the third-party administrator may recommend that new models be substituted for the existing models. If so, the new models will only be offered to Contracts issued on or after the date the new model goes into effect or to Owners who elect an portfolio selection program on or after that date. Owners of any existing portfolio selection programs may make an independent decision to change their portfolio selections at any time. You should consult your financial adviser periodically to consider whether the model you have selected is still appropriate for you.

     Systematic Withdrawal Program

You may select our Systematic Withdrawal Program. Under the Systematic Withdrawal Program, you determine the amount and frequency of regular withdrawals you would like to receive from your Fixed Account Value and/or Variable Account Value and we will effect them automatically. The withdrawals under this program are subject to charges applicable on withdrawal or surrender. They may also be included as income and subject to a 10% federal tax penalty. You should consult a qualified tax professional before choosing this option. We reserve the right to limit the election of this program to Contracts with a minimum Account Value of $10,000.

You may change or stop this program at any time, by written notice to us or other means approved by us.

     Portfolio Rebalancing Program

Under the Portfolio Rebalancing Program, we transfer funds among all Sub-Accounts to maintain the percentage allocation you have selected among these Sub-Accounts. At your election, we will make these transfers on a quarterly, semi-annual or annual basis.

WITHDRAWALS AND WITHDRAWAL CHARGE

Cash Withdrawals

     Requesting a Withdrawal

At any time during the Accumulation Phase you may withdraw in cash all or any portion of your Account Value. To make a withdrawal, other than a Systematic Withdrawal, you must send us a written request at our Annuity Service Address. Your request must specify whether you want to withdraw the entire amount of your Account or, if less, the amount you wish to receive.

All withdrawals may be subject to a withdrawal charge (see "Withdrawal Charge"). Upon request, we will notify you of the amount we would pay in the event of a full withdrawal. Withdrawals also may have adverse income tax consequences, including a 10% penalty tax (see "Tax Considerations"). You should carefully consider these tax consequences before requesting a cash withdrawal.

     Full Withdrawals

If you request a full withdrawal, we calculate the amount we will pay you as follows. We start with the total value of your Account at the end of the Valuation Period during which we receive your withdrawal request; we deduct the Account Fee, if applicable, for the Contract Year in which the withdrawal is made; and finally, we calculate and then deduct any applicable withdrawal charge.

A full withdrawal results in the surrender of your Contract, and cancellation of all rights and privileges under your Contract.

     Partial Withdrawals

Unless you specify otherwise, when you request a partial withdrawal, we will deduct the actual amount specified in your request and then adjust the value of your Account by the total of the amount paid and deducting any applicable withdrawal charge.

You may specify the amount you want withdrawn from each Sub-Account and/or Guarantee Amount to which your Account is allocated. If you do not so specify, we will deduct the total amount you request pro rata, based on your Account Value at the end of the Valuation Period during which we receive your request.

Partial withdrawals may affect the death benefit or living benefit amount. In calculating the amount payable under the living benefit or death benefit, we may reduce the benefit amount to an amount equal to the benefit amount payable immediately before withdrawal multiplied by the ration of the Account Value immediately after the withdrawal to the Account Value immediately before the withdrawal. (See "Withdrawals Under the Optional Living Benefit Rider" and "Calculating the Death Benefit.")

If you request a partial withdrawal that would result in your Account Value being reduced to an amount less than the Account Fee for the Contract Year in which you make the withdrawal, we reserve the right to treat it as a request for a full withdrawal.

     Time of Payment

We will pay you the applicable amount of any full or partial withdrawal within 7 days after we receive your withdrawal request, except in cases where we are permitted, and choose, to defer payment under the Investment Company Act of 1940 and New York state insurance law. Currently, we may defer payment of amounts you withdraw from the Variable Account only for the following periods:
●	when the New York Stock Exchange is closed (except weekends and holidays) or when trading on the New York Stock Exchange is restricted;

●	when it is not reasonably practical to dispose of securities held by a Fund or to determine the value of the net assets of a Fund, because an emergency exists; or

●	when an SEC order permits us to defer payment for the protection of Owners.

We also may defer payment of amounts you withdraw from the Fixed Account for up to 6 months from the date we receive your withdrawal request. We do not pay interest on the amount of any payments we defer.

     Withdrawal Restrictions for Qualified Plans

If your Contract is a Qualified Contract, you should carefully check the terms of your retirement plan for limitations and restrictions on cash withdrawals.

Special restrictions apply to withdrawals from Contracts used for Section 403(b) annuities. (See "Tax Considerations -- Tax-Sheltered Annuities.")

Withdrawal Charge

We do not deduct any sales charge from your Purchase Payments when they are made. However, we may impose a withdrawal charge (known as a "contingent deferred sales charge") on certain amounts you withdraw. We impose this charge to defray some of our expenses related to the sale of the Contracts, such as commissions we pay to agents, the cost of sales literature, and other promotional costs and transaction expenses.

     Free Withdrawal Amount

In each Contract Year you may withdraw a portion of your Account Value -- which we call the "free withdrawal amount" -- before incurring the withdrawal charge. For any year, the free withdrawal amount is equal to the amount of all Purchase Payments made before the last 7 Contract Years that you have not previously withdrawn, PLUS the greater of:
●	your Contract's earnings (defined below) during the prior Contract Year; and

●	10% of the amount of all Purchase Payments you have made during the last 7 Contract Years, including the current Contract Year.

Any portion of the "free withdrawal amount" that you do not use in a Contract Year is not cumulative; that is, it will not be carried forward or available for use in future years.

Your Contract's earnings during the prior Contract Year are equal to:
●	the difference between your Account Value at the end of the prior Contract Year and your Account Value at the beginning of the prior Contract Year, minus

●	any Purchase Payments made during the prior Contract Year, plus

●	any partial withdrawals and charges taken during the prior Contract Year.

For an example of how we calculate the "free withdrawal amount," see Appendix B.

     Order of Withdrawal

When you make a withdrawal, we consider the free withdrawal amount to be withdrawn first. We consider Purchase Payments that you have not already withdrawn (beginning with the oldest remaining Purchase Payment) to be withdrawn next. Once all Purchase Payments are withdrawn, the balance withdrawn is considered to be earnings and is not subject to a withdrawal charge.

     Calculation of Withdrawal Charge

We calculate the amount of the withdrawal charge by multiplying the Purchase Payments you withdraw by a percentage. The percentage varies according to the number of Contract Years the Purchase Payment has been held in your Account, including the Contract Year in which you made the Payment, but not the Contract Year in which you withdraw it. Each Payment begins a new 7-year period and moves down a declining surrender charge scale as shown below at each Contract Anniversary. Payments received during the current Contract Year will be charged 8%, if withdrawn. On your next scheduled Contract Anniversary, that Payment, along with any other Payments made during that Contract Year, will be considered to be in their second Contract Year and will have an 8% withdrawal charge. On the next Contract Anniversary, these Payments will move into their third Contract Year and will have a withdrawal charge of 7%, if withdrawn. This withdrawal charge decreases according to the number of Contract Years the Purchase Payment has been held in your Account. The declining Withdrawal Charge scale is as follows:

Number of Contract Years
Payment has Been	Withdrawal
In Your Account	Charge
0-1	8%
1-2	8%
2-3	7%
3-4	6%
4-5	5%
5-6	4%
6-7	3%
7+	0%

For example, the percentage applicable to the withdrawals of a Payment that has been in an Account for more than 2 Contract Years but less than 3 will be 7% regardless of the issue date of the Contract.

The withdrawal charge will never be greater than 8% of the aggregate amount of Purchase Payments you make under your Contract.

For additional examples of how we calculate withdrawal charges, see Appendix B.

Types of Withdrawals Not Subject to Withdrawal Charge

     Minimum Distributions

For each Qualified Contract, the free withdrawal amount in any Contract Year will be the greater of the free withdrawal amount described above or any amounts required to be withdrawn to comply with the minimum distribution requirement of the Internal Revenue Code. This waiver of the withdrawal charge applies only to the portion of the required minimum distribution attributable to that Qualified Contract.

     Other Withdrawals

We do not impose the withdrawal charge on amounts you apply to provide an annuity, amounts withdrawn from a Non-Qualified Contract as part of our non-qualified stretch program, amounts we pay as a death benefit, or amounts you transfer among the Sub-Accounts, between the Sub-Accounts and the Fixed Account, or within the Fixed Account.

CONTRACT CHARGES

Account Fee

During the Accumulation Phase of your Contract, we will deduct from your Account an annual Account Fee of $30 to help cover the administrative expenses we incur related to the issuance of Contracts and the maintenance of Accounts. We deduct the Account Fee on each Contract Anniversary. We deduct the Account Fee pro rata from each Sub-Account and each Guarantee Period, based on the allocation of your Account Value on your Contract Anniversary.

We will not charge the Account Fee if:
●	your Account Value has been allocated only to the Fixed Account during the applicable Contract Year; or

●	your Account Value is $100,000 or more on your Contract Anniversary.

If you make a full withdrawal of your Account, we will deduct the full amount of the Account Fee at the time of the withdrawal. In addition, on the Annuity Commencement Date we will deduct a pro rata portion of the Account Fee to reflect the time elapsed between the last Contract Anniversary and the day before the Annuity Commencement Date.

After the Annuity Commencement Date, we will deduct an annual Account Fee of $30 in the aggregate in equal amounts from each Variable Annuity payment we make during the year. We do not deduct any Account Fee from Fixed Annuity payments.

Administrative Expense Charge and Distribution Fee

We deduct an administrative expense charge from the assets of the Variable Account at an annual effective rate equal to 0.15% during both the Accumulation Phase and the Income Phase. This charge is designed to reimburse us for expenses we incur in administering the Contracts, Owner Accounts and the Variable Account that are not covered by the annual Account Fee.

We also deduct a distribution fee from the assets of the Variable Account at an effective annual rate equal to 0.15% during both the Accumulation Phase and the Income Phase. This charge is designed to reimburse us for the expenses associated with distributing and issuing the Contracts.

Mortality and Expense Risk Charge

During the Accumulation Phase, we deduct a mortality and expense risk charge from the assets of the Variable Account at an effective annual rate equal to 1.40%, if you are age 75 or younger on the Open Date (1.60%, if you are age 76 or older on the Open Date). The mortality risk we assume arises from our contractual obligation to continue to make annuity payments to each Annuitant, regardless of how long the Annuitant lives and regardless of how long all Annuitants as a group live. This obligation assures each Annuitant that neither the longevity of fellow Annuitants nor an improvement in life expectancy generally will have an adverse effect on the amount of any annuity payment received under the Contract. The mortality risk also arises from our contractual obligation to pay a death benefit upon the death of the Owner prior to the Annuity Commencement Date. The expense risk we assume is the risk that the annual Account Fee, the administrative expense charge, and the distribution fee we assess under the Contracts may be insufficient to cover the actual total administrative expenses we incur. If the amount of the charge is insufficient to cover the mortality and expense risks, we will bear the loss. If the amount of the charge is more than sufficient to cover the risks, we will make a profit on the charge. We expect to make a profit on the excess expense charge associated with the Purchase Payment Interest. We may use this profit for any proper corporate purpose, including the payment of marketing and distribution expenses for the Contracts.

Charges for Optional Benefit Riders

If you elect the Secured Returns 2 Benefit, we will deduct a specific charge from your Account Value on the last day of the Account Quarter. ("Account Quarters" are defined as three-month periods, with the first Account Quarter beginning on your Issue Date.) The charge per year is currently equal to 0.50% of your Account Value. See "Cost of the Benefit" under "Optional Living Benefit Rider: Secured Returns 2."

If you elect the optional death benefit rider, we will deduct, during the Accumulation Phase, a charge from the assets of the Variable Account equal to 0.20% of the average daily net assets of your Contract.

Premium Taxes

In New York, there is no premium tax. However, if an Owner or Payee is not a New York State resident, a premium tax may be imposed, depending on where the Owner or Payee resides. We believe that the amounts of applicable premium taxes currently range from 0% to 3.5%. You should consult a qualified tax professional to find out if you could be subject to a premium tax and the amount of any tax.

In order to reimburse us for the premium tax we may pay on Purchase Payments, our policy is to deduct the amount of such taxes from the amount you apply to provide an annuity at the time of annuitization. However, we reserve the right to deduct the amount of any applicable tax from your Account at any time, including at the time you make a Purchase Payment or make a full or partial withdrawal. We do not make any profit on the deductions we make to reimburse premium taxes.

Fund Expenses

There are fees and charges deducted from each Fund. These fees and expenses are described in the Fund prospectuses and related Statements of Additional Information.

OPTIONAL LIVING BENEFIT RIDER: SECURED RETURNS 2

The Secured Returns 2 Benefit ("Benefit" or "Secured Returns 2") guarantees a return of your Purchase Payments (adjusted for subsequent Purchase Payments and withdrawals), regardless of the investment performance of the underlying funds, provided that you comply with certain Benefit requirements. The amount guaranteed, known as the "Guaranteed Living Benefit amount" or the "GLB amount," can be greater than or less than your Account Value. All Benefits and charges under Secured Returns 2 terminate upon annuitization.

If you elect Secured Returns 2, you may choose to receive your Secured Returns 2 Benefit under one of two plans: the Guaranteed Minimum Accumulation Benefit ("AB") Plan or the Guaranteed Minimum Withdrawal Benefit ("WB") Plan.

If you elect Secured Returns 2, you are automatically enrolled in the AB Plan. After your first Contract Anniversary, you may elect instead to receive your Benefit under the WB Plan, provided that you make the election prior to the earliest of your 76th birthday, the date you annuitized, and the date your AB Plan matures. Any time prior to your 81st birthday, you may elect instead to receive your Secured Returns Benefit under the WB Plan. Once you elect to participate in the WB Plan, you may not change your election to the AB Plan. If you do not specifically elect the WB Plan, you will be deemed to have elected to remain in the AB Plan.

Tax Issues

If your Contract is a Non-Qualified Contract, it is possible that the election of the Secured Returns 2 Benefit might increase the taxable portion of any withdrawal you make from the Contract.

If your Contract is a Qualified Contract, the retirement plan governing that Qualified Contact may be subject to certain required minimum distribution ("RMD") provisions imposed by the Internal Revenue Code (the "Code") and IRS regulations. These RMD provisions require that a yearly amount be distributed from the retirement plan beginning generally in the calendar year you attain age 70 1/2. With Qualified Contracts used in connection with retirement plans under Section 403(b) of the Code (Tax-Sheltered Annuities) or Section 408(b) of the Code (Individual Retirement Annuities), the yearly RMD amount is generally the same for both the Qualified Contract and the retirement plan. With Qualified Contracts used in connection with retirement plans under Section 401(a) of the Code (pension and profit sharing plans) and Section 408(a) of the Code (Individual Retirement Accounts), the yearly RMD amount for the retirement plan will be the same for the Qualified Contract only if the Qualified Contract is the only asset of the plan. Because we do not know what assets are held in your retirement plan, we determine yearly RMD amounts for only this Contract ("Yearly RMD Amounts").

Please refer to "Tax Considerations - Impact of Optional Death Benefit and Optional Living Benefit Riders" for more information regarding these and other tax issues that you should consider before electing to participate in Secured Returns 2.

Guaranteed Minimum Accumulation Benefit ("AB") Plan

Under the terms of the AB Plan, on your 10th Contract Anniversary, we will credit your Account Value with any excess of your GLB amount over your Account Value after the application of any other Contract transactions. Any such amount will be allocated on a pro rata basis to all Designated Funds (defined below under "Availability") in which you are invested at that time. Your GLB amount is equal to the sum of 100% of your initial Purchase Payment plus a specified percentage of any subsequent Purchase Payments, adjusted in amount for partial withdrawals. One or more subsequent Purchase Payments during the 10-year period will not restart the 10-year period. For each subsequent Purchase Payment after the second Contract Anniversary, we will guarantee the return of less than 100% of the Purchase depending upon the Contract Year in which it was made, as follows:
Contract Year in which Purchase Payment was made	Percentage guaranteed
1-2	100%
3-5	85%
6-8	70%
9-10	60%

For examples of how we calculate benefits under the AB Plan, see Examples 1 and 3 in Appendix E. Note that the timing and amount of subsequent Purchase Payments and withdrawals may affect the total Secured Returns 2 Benefit.

If you remain in the AB Plan until it matures may also be entitled to a refund of the charges you paid for the Secured Returns 2 Benefit. (See "Refund of Rider Charges under the AB Plan.")

Guaranteed Minimum Withdrawal Benefit ("WB") Plan

Under the terms of the WB Plan, you may withdraw up to a set dollar amount from your Account Value each year until your GLB amount equals zero. Once the GLB amount is reduced to zero, the Secured Returns 2 Benefit will expire and no new Purchase Payments will be accepted into the WB Plan. This set dollar amount, or "maximum WB amount," is equal to 7% of the GLB amount on the date you elect to participate in the WB Plan. You are not required to make any withdrawals after you have elected the WB Plan; however, if you withdraw more than the maximum WB amount in any Contract Year, your remaining GLB amount may be adversely affected. (See "Withdrawals Under the Optional Living Benefit Rider.") Provided your GLB amount is not exhausted, any subsequent Purchase Payment made after you have elected the WB Plan, and before your fourth Contract Anniversary, will increase your GLB amount by 100% of such subsequent Purchase Payment. Your maximum WB amount will increase by 7% of such subsequent Purchase Payment. After your fourth Contract Anniversary, you may not make any additional Purchase Payments unless your WB Plan has expired.

For examples of how we calculate benefits under the WB Plan, see Examples 4 and 5 in Appendix E.

Availability

The Secured Returns 2 Benefit is available only if you are age 79 or younger on the Open Date. If you choose to participate in the Benefit, you must make your election no later than your Issue Date. You may combine the Benefit with the MAV optional death benefit rider. Upon annuitization, Secured Returns 2 and the elected optional death benefit rider automatically terminate.

To participate in Secured Returns 2, all of your Account Value must be invested in one or more of the "Designated Funds" during the entire term of the plan: a 10-year period under the AB Plan or, if you elected the WB Plan, until the GLB amount is exhausted. Your application lists the only Funds and asset allocation models that currently qualify as "Designated Funds." We reserve the right to change the available Designated Funds on new and existing Contracts without prior notice. Any time there is a change, your Account Value will remain in the current Designated Funds, but future transfers or Purchase Payments may be allocated only to the Designated Funds then available.

If you purchased the Secured Returns Benefit ("SR1") prior to the later of September 7, 2004, or the date Secured Returns 2 became available for sale in your state, you were given to opportunity to replace SR1 with Secured Returns 2. If you chose to replace your SR1 with Secured Returns 2, the following terms and conditions apply to your Contract:

●	Your GLB amount did not change.

●

Charges for Secured Returns 2 commenced on the first "Account Quarter" (defined below under "Cost of the Benefit") following the date we received your notification to participate in Secured Returns 2 ("Notification Date"), and were be applied on a pro rata basis starting from the Notification Date.

●	All benefits provided under Secured Returns 2 commenced on the Notification Date.

●	Any refund of rider charges (described below) will only be applied to charges paid after the Notification Date. You will not receive any refund of charges paid for SR1.

●

The time period for measuring the duration of your Secured Returns 2 Benefit will be based upon your Contract's Issue Date. For example, if you chose to exchange SR1 for Secured Returns 2 twelve months after your Issue Date, your AB Plan will mature in nine years.

●

If you were participating in the WB Plan on the Notification Date, then you must remain in the WB Plan. If you were participating in the AB Plan on the Notification Date, you may not elect to participate in the WB Plan until after your first Contract Anniversary.

Cost of the Optional Living Benefit Rider

Unlike other Contract charges, the charge for Secured Returns 2 will not be calculated as a percentage of average daily net assets as described under "Variable Accumulation Unit Value." Instead, the charge for the Benefit will be made as a specific deduction from the Account Value, taken on the last valuation day of the Account Quarter. ("Account Quarters" are defined as three-month periods, with the first Account Quarter beginning on your Issue Date.) The charge per year is equal to 0.50% of your Account Value. The quarterly charge will be determined by multiplying the Account Value at the end of the Account Quarter by 0.00125. (See Example 12 in Appendix E.) The specific amount of the quarterly charge will be reflected on your quarterly account statement. We will continue to deduct this charge until you annuitize or your Secured Returns 2 Benefit expires or is revoked. Cancellation of the Benefit (caused by a transfer out of the Designated Funds or a Purchase Payment allocation to a non-Designated Fund) will not terminate the charge until the 7th Contract Anniversary. (See "Cancellation of the Secured Returns 2 Benefit.")

Withdrawals Under the Optional Living Benefit Rider

All withdrawals under Secured Returns 2 are subject to withdrawal charges if they are in excess of the annual free withdrawal amount. (See "Free Withdrawal Amount" under "Withdrawal Charge.")

In addition, if you have elected Secured Returns 2, but have not yet elected to participate in the WB Plan, any withdrawals you make will reduce the GLB amount proportionally to the amount of Account Value withdrawn. To calculate the GLB amount after a partial withdrawal under the AB Plan, we multiply the GLB amount immediately before the withdrawal by the ratio of the Account Value immediately after the withdrawal to the Account Value immediately before the withdrawal. (See Examples 6 and 9 in Appendix E.)

Once you have elected to participate in the WB Plan, withdrawals of no more than the maximum WB amount will reduce the remaining GLB amount dollar for dollar. If you are participating in the WB Plan and you withdraw, in any one Contract Year, more than the current maximum WB amount, the remaining GLB amount will be reduced to equal the lesser of:
(a)	your previous remaining GLB amount reduced dollar for dollar by the amount of the withdrawal, or

(b)	your Account Value.

If (b), above, is less than (a), then your maximum WB amount will be reduced so that the new GLB amount will expire on the same date it would have had the maximum WB amount been withdrawn every year thereafter. (See Example 7 in Appendix E.)

You should be aware that a withdrawal in excess of the maximum WB amount might reduce or eliminate your Secured Returns 2 Benefits if your Account Value is less than the GLB amount. In all cases, the value you will receive upon a full withdrawal, or "surrender" of your Contract, will be your Contract's Surrender Value and not the GLB amount.

The maximum WB amount is not cumulative. That is to say, if you withdraw less than the maximum WB amount in any one Contract Year, you cannot add that unused portion to withdrawals made in future years to exceed the maximum WB amount.

Under the WB Plan, your Secured Returns 2 benefits will continue until your GLB amount is reduced to zero, even if your Account Value drops to zero. If your Account Value drops to zero, no subsequent Purchase Payment will be accepted and no death benefit will be payable. We will however, continue to pay the maximum WB amount each Contract Year while you are alive until the remaining GLB amount has been exhausted.

For examples showing how withdrawals affect your benefits under Secured Returns 2, see Examples 6, 7, 9 and 11 in Appendix E.

Cancellation of the Optional Living Benefit Rider

Transfers among the Designated Funds are permitted as described under "Transfer Privilege." If however you transfer some or all of your Account Value out of the Designated Funds into another investment option offered under your Contract, the Secured Returns 2 Benefit will be automatically cancelled. Likewise, if you allocate one or more subsequent Purchase Payments to an investment option other than one of the Designated Funds, the Secured Returns 2 Benefit will be cancelled. Once the Benefit has been canceled, it cannot be reinstated. After the cancellation of the Benefit, you will continue to pay the charge for the Benefit until your 7th Contract Anniversary.

Revocation of the Optional Living Benefit Rider

Anytime after your 7th Contract Anniversary, you may revoke Secured Returns 2. Once revoked, Secured Returns 2 may not be reinstated. After Secured Returns 2 has been revoked, all benefits and charges will end.

Step-Up

After your fifth Contract Anniversary, you may elect to increase the GLB amount to your then current Account Value. Currently, this step-up election may be made on any day after your fifth Contract Anniversary. (We reserve the right to require step-up elections to occur only within 30 days following the fifth or any subsequent Contract Anniversary.) On the day we receive your step-up election notice in good order (the "Step-Up Date"), we will increase your GLB amount to an amount equal to your Account Value on the Step-Up Date. If you elect to step-up your GLB amount, at least 5 full years from the Step-Up Date must pass before you can elect another step-up. You can only elect to step-up the GLB amount if the current Account Value is greater than the current GLB amount. If you are in the AB Plan, you must be less than age 80 on the Step-Up Date. If you are in the WB Plan, you must be less than age 76 on the Step-Up Date.

Following your step-up election, the rider fee may be changed to an amount equal to the Secured Returns 2 fee charged on newly issued Contracts at that time. This fee may be higher than your current Secured Returns 2 fee as set forth below under "Cost of the Benefit." If we are no longer issuing new Contracts with the Secured Returns 2 Rider, then the rider fee after the step-up will be set by us, based upon current market conditions at the time of the step-up.

If you elect to step-up your GLB amount, the term of your benefit under the AB Plan will change. Without a step-up, your benefit under the AB Plan will "mature" on the 10th Contract Anniversary (the date we credit your Account with any excess of your GLB amount over your Account Value or refund your Secured Returns 2 rider charges). After you make a step-up election, your benefit under the AB Plan will mature 10 years from the Step-Up Date. (See Example 2 in Appendix E.)

If you have been receiving benefits under the WB Plan, a step-up may change your "maximum WB amount." After the step up, your "maximum WB amount" will become the greater of the current "maximum WB amount" and 7% of the new GLB amount. Note that, if you step-up in a particular Contract Year, any withdrawals previously made in that Contract Year are applied against your new "maximum WB amount." (See Example 8 in Appendix E.)

At the time of a step-up, if your benefit is under the AB Plan, you can still change to the WB Plan at a later date, subject to the applicable age restrictions described above.

Subsequent Purchase Payments After a Step-Up

Because Purchase Payments, under the WB Plan, are not allowed after your fourth Contract Anniversary, you must be participating in the AB Plan to make any Purchase Payments after a Step-Up. After your step-up election, any subsequent Purchase Payment will increase the GLB amount under your AB Plan by a specified percentage of the subsequent Purchase Payment. The percentage guaranteed depends upon "Step-Up Year" in which the Payment was made. (A "Step-Up Year" is the 365-day period (366, if a leap year) commencing on your Step-Up Date.) The example below illustrates how we determine the percentage guaranteed after a subsequent Purchase Payment:

Assume you purchased a Contract on July 1, 2005, and elected to step-up your Contract on October 1, 2010. Under the AB Plan that you have elected, your benefit matures on October 1, 2020. For any subsequent Purchase Payments you make, your GLB amount will increase by the following percentages:

Step-Up Year	Payments Made Between	Percentage Guaranteed
1	10/02/10 - 10/01/11	100%
2	10/02/11 - 10/01/12	100%
3	10/02/12 - 10/01/13	85%
4	10/02/13 - 10/01/14	85%
5	10/02/14 - 10/01/15	85%
6	10/02/15 - 10/01/16	70%
7	10/02/16 - 10/01/17	70%
8	10/02/17 - 10/01/18	70%
9	10/02/18 - 10/01/19	60%
10	10/02/19 - 10/01/20	60%

Thus, a subsequent Purchase Payment made on October 2, 2015, will provide only a 70% guarantee whereas a subsequent Purchase Payment made on October 1, 2015, will provide an 85% guarantee. (See Example 10 in Appendix E.)

Renewal of the Optional Living Benefit Rider

If you elected to participate in the AB Plan and you remained in the Plan until it matures, you may elect to renew your participation in Secured Returns 2, provided that we are still offering the Benefit to new Owners. Upon renewal, the annual charge for participation in the Benefit will be extended under the terms and conditions applicable to new Owners at that time. If renewal in the Secured Returns 2 Benefit is not available, or is available but you make no election to renew your participation in the Benefit, all further benefits under the Benefit will be discontinued. We reserve the right to stop offering the optional Secured Returns 2 Benefit to new Owners. If we do so, renewals will no longer be available.

Once you elect to participate in the WB Plan, you may not renew your participation in Secured Returns 2.

Refund of Rider Charges Under the AB Plan

If your Contract remains in the AB Plan until it "matures" on the later of your 10th Contract Anniversary or 10 years from your last Step-Up Date, and the Account Value is greater than or equal to the GLB amount on the "maturity date," then we will refund the charges you have paid for Secured Return 2 ("Refund Amount") by crediting the Refund Amount to your Account Value. The Refund Amount will be allocated on a pro rata basis to the Designated Funds in which you are invested on such "maturity date." No refund of Secured Return 2 charges will be made if you change from the AB Plan to the WB Plan.

Your Death Under the AB Plan

If you die while participating in the AB Plan, all benefits and charges under Secured Returns 2 will automatically terminate when we receive Due Proof of Death, unless your surviving spouse is the sole Beneficiary. Your surviving spouse may elect to continue the Contract. If such election is made, the same Secured Returns 2 Benefit will apply. Your surviving spouse can elect the WB Plan at any time prior to the earliest of annuitization, the surviving spouse's 76th birthday, and the date the AB Plan is scheduled to "mature". If your surviving spouse does not elect the WB Plan, the AB Plan will continue on the same terms, for your surviving spouse, even though the Account Value may have been enhanced under the provisions of the death benefit. (See "Spousal Continuance" under "DEATH BENEFIT".) In all cases, the GLB amount will not reset upon your death, but the charges under Secured Returns 2 will be assessed against the enhanced Account Value.

Your Death Under the WB Plan

If you die while participating in the WB Plan and your surviving spouse, as the sole Beneficiary, elects to continue the Contract, Secured Returns 2 will continue on the same terms, for your surviving spouse, even though the Account Value may have been enhanced under the provisions of the death benefit. (See "Spousal Continuance " under "DEATH BENEFIT.") In such case, the GLB amount will not reset upon your death, but the charges under Secured Returns 2 will be assessed against the enhanced Account Value. In all other situations, the Beneficiary may elect to exercise any of the available options under the Death Benefit provisions of the Contract, or in the alternative, to receive the maximum WB amount on an annual basis until the remaining GLB amount has been exhausted.

DEATH BENEFIT

If the Covered Person dies during the Accumulation Phase, we may pay a death benefit to the designated Beneficiary(ies), using the payment method elected (a single cash payment or one of our Annuity Options). If the Beneficiary is not living on the date of death of the Covered Person, we may pay the death benefit to the surviving Owner, if any, or, if there is no Owner, in one sum to your estate. We do not pay a death benefit if the Covered Person dies during the Income Phase. However, the Beneficiary will receive any annuity payments provided under an Annuity Option that is in effect. If the Contract names more than one Covered Person, we will pay the death benefit upon the first death of such Covered Persons.

Amount of Death Benefit

To calculate the amount of the death benefit, we use a "Death Benefit Date." The Death Benefit Date is the date we receive Due Proof of Death of the Covered Person in an acceptable form, if you have elected a death benefit payment method before the death of the Covered Person and it remains in effect. Otherwise, the Death Benefit Date is the later of the date we receive Due Proof of Death or the date we receive the Beneficiary's election of either payment method or, if the Beneficiary is your spouse, Contract continuation. If we do not receive the Beneficiary's election within 60 days after we receive Due Proof of Death, we reserve the right to provide a lump sum to your Beneficiary.

The amount of the death benefit is determined as of the Death Benefit Date.

The Basic Death Benefit

In general the death benefit will be the greater of the following amounts:
(1)	your Account Value for the Valuation Period during which the Death Benefit Date occurs; and

(2)	your total Adjusted Purchase Payments (Purchase Payments adjusted for partial withdrawals as described in "Calculating the Death Benefit") as of the Death Benefit Date.

For examples of how to calculate this basic death benefit, see Appendix C.

Optional Death Benefit Rider

You may enhance the "Basic Death Benefit" by electing an optional death benefit rider known as the Maximum Anniversary Account Value Rider ("MAV"). You must make your election on or before the Issue Date. You will pay a charge for the optional death benefit rider. (For a description of the charge, see "Charges for Optional Death Benefit Rider.") The rider is available only if you are younger than 80 on the Open Date. The optional death benefit election may not be changed after your Contract's Issue Date. The death benefit under the optional death benefit rider will be adjusted for all partial withdrawals as described in the Prospectus under the heading "Calculating the Death Benefit."

Under the MAV rider, the death benefit will be the greater of:
●	the amount payable under the basic death benefit, above, or

●

your Highest Account Value on any Contract Anniversary before the Covered Person's 81st birthday, adjusted for any subsequent Purchase Payments and partial withdrawals made between that Contract Anniversary and the Death Benefit Date.

In determining the Highest Account Value, on the second and each subsequent Contract Anniversary, the current Account Value is compared to the previous Highest Account Value, adjusted for any Purchase Payments and partial withdrawals made during the Contract Year ending on that Contract Anniversary. If the current Account Value exceeds the adjusted Highest Account Value, the current Account Value will become the new Highest Anniversary Account Value.

If your Contract is a Qualified Contract, required minimum distributions under the Internal Revenue Code may affect the value of this optional Benefit to you. Please refer to "Impact of Optional Death Benefit and Optional Living Benefit Riders" under "TAX CONSIDERATIONS" for more information regarding tax issues that you should consider before electing this optional Benefit.

Spousal Continuance

If your spouse is your sole Beneficiary, upon your death your spouse may elect to continue the Contract as the Owner, rather than receive the death benefit amount. In that case, we will not pay a death benefit, but the Contract's Account Value will be equal to your Contract's death benefit amount, as defined under the "Basic Death Benefit" or any optional death benefit rider you have selected. All Contract provisions, including any optional death benefit rider you have selected, will continue as if your spouse had purchased the Contract on the Death Benefit Date with a deposit equal to the death benefit amount. For purposes of calculating death benefits and expenses from that date forward, your spouse's age on the original effective date of the Contract will be used. Upon surrender or annuitization, this step-up to the spouse will not be treated as premium, but will be treated as income.

Calculating the Death Benefit

In calculating the death benefit amount payable under option (2) of the "Basic Death Benefit" or under the optional death benefit rider, any partial withdrawals will reduce the death benefit amount to an amount equal to the death benefit amount immediately before the withdrawal multiplied by the ratio of the Account Value immediately after the withdrawal to the Account Value immediately before the withdrawal.

If the death benefit is the amount payable under option (2) of the "Basic Death Benefit" or under the optional death benefit rider, your Account Value may be increased by the excess, if any, of that amount over option (1) of the "Basic Death Benefit." Any such increase will be allocated to the Sub-Accounts in proportion to your Account Value in those Sub-Accounts on the Death Benefit Date. Such increase will be made only if the Beneficiary elects to annuitize, elects to defer annuitization, or elects to continue the Contract. Also, any portion of this new Account Value attributed to the Fixed Account will be transferred to the Money Market Sub-Account.

Method of Paying Death Benefit

The death benefit may be paid in a single cash payment or as an annuity (either fixed, variable or a combination), under one or more of our Annuity Options. We describe the Annuity Options in this Prospectus under "The Income Phase -- Annuity Provisions."

During the Accumulation Phase, you may elect the method of payment for the death benefit. These elections are made by sending us at our Annuity Mailing Address an election form, which we will provide. If no such election is in effect on the date of your death, the Beneficiary may elect either a single cash payment or an annuity. If the Beneficiary is your spouse, the Beneficiary may elect to continue the Contract. This election is made by sending us a letter of instruction.. If we do not receive the Beneficiary's election within 60 days after we receive Due Proof of Death, the Beneficiary shall be deemed to have elected to defer receipt of payment under any death benefit option until a written election is submitted to the Company or a distribution is required by law.

If we pay the death benefit in the form of an Annuity Option, the Beneficiary becomes the Annuitant/Payee under the terms of that Annuity Option.

Non-Qualified Contracts

If your Contract is a Non-Qualified Contract, special distribution rules apply to the payment of the death benefit. The amount of the death benefit must be distributed either (1) as a lump sum within 5 years after your death or (2) if in the form of an annuity, over a period not greater than the life or expected life of the "designated beneficiary" within the meaning of Section 72(s) of the Internal Revenue Code, with payments beginning no later than one year after your death.

The person you have named as Beneficiary under your Contract, if any, will be the "designated beneficiary." If the named Beneficiary is not living and no contingent beneficiary has been named, the surviving Owner, if any, or the estate of the deceased Owner automatically becomes the designated beneficiary.

If the designated beneficiary is your surviving spouse, your spouse may continue the Contract in his or her own name as Owner. To make this election, your spouse must give us written notification within 60 days after we receive Due Proof of Death. The special distribution rules will then apply on the death of your spouse. To understand what happens when your spouse continues the Contract, see "Spousal Continuance," above.

During the Income Phase, if the Annuitant dies, the remaining value of the Annuity Option in place must be distributed at least as rapidly as the method of distribution under that option.

If the Owner is not a natural person, these distribution rules apply upon the death or removal of any Annuitant.

Payments made in contravention of these special rules would adversely affect the treatment of the Contracts as annuity contracts under the Internal Revenue Code. Neither you nor the Beneficiary may exercise rights that would have that effect.

Selection and Change of Beneficiary

You select your Beneficiary in your Application. You may change your Beneficiary at any time by sending us written notice on our required form, unless you previously made an irrevocable Beneficiary designation. A new Beneficiary designation is not effective until we record the change.

Payment of Death Benefit

Payment of the death benefit in cash will be made within 7 days of the Death Benefit Date, except if we are permitted to defer payment in accordance with the Investment Company Act of 1940. If an Annuity Option is elected, the Annuity Commencement Date will be the first day of the second calendar month following the Death Benefit Date, and your Account will remain in effect until the Annuity Commencement Date.

THE INCOME PHASE -- ANNUITY PROVISIONS

During the Income Phase, we make regular monthly annuity payments to the Annuitant.

The Income Phase of your Contract begins with the Annuity Commencement Date. On that date, we apply your Account Value, adjusted as described below, under the Annuity Option(s) you have selected, and we make the first annuity payment.

Once the Income Phase begins, no lump sum settlement option or cash withdrawals are permitted, except pursuant to Annuity Option D, Monthly Payments for a Specified Period Certain, as described below under the heading "Annuity Options," and you cannot change the Annuity Option selected. You may request a full withdrawal before the Annuity Commencement Date, which will be subject to all charges applicable on withdrawals. (See "Withdrawals and Withdrawal Charge.")

Selection of Annuitant(s)

You select the Annuitant in your Application. The Annuitant is the person who receives annuity payments during the Income Phase and on whose life these payments are based. In your Contract, the Annuity Options refer to the Annuitant as the "Payee." If you name someone other than yourself as Annuitant and the Annuitant dies before the Income Phase, you become the Annuitant.

When an Annuity Option has been selected as the method of paying the death benefit, the Beneficiary is the Payee of the annuity payments.

Selection of the Annuity Commencement Date

You select the Annuity Commencement Date in your Application. The following restrictions apply to the date you may select:
●	The earliest possible Annuity Commencement Date is the first day of the first month following your first Contract Anniversary.

●

The latest possible Annuity Commencement Date is the first day of the month following the Annuitant's 90th birthday. If there is a Co-Annuitant, the Annuity Commencement Date applies to the younger of the Annuitant and Co-Annuitant.

●	The Annuity Commencement Date must always be the first day of a month.

You may change the Annuity Commencement Date from time to time by sending us written notice, in a form acceptable to us, with the following additional limitations:
●	We must receive your notice, in good order, at least 30 days before the current Annuity Commencement Date.

●	The new Annuity Commencement Date must be at least 30 days after we receive the notice.

There may be other restrictions on your selection of the Annuity Commencement Date imposed by your retirement plan or applicable law. In most situations, current law requires that for a Qualified Contract, certain minimum distributions must commence no later than April 1 following the year the Annuitant reaches age 70 1/2 (or, for Qualified Contracts other than IRAs, no later than April 1 following the year the Annuitant retires, if later than the year the Annuitant reaches age 70 1/2).

Annuity Options

We offer the following Annuity Options for payments during the Income Phase. Each Annuity Option may be selected for a Variable Annuity, a Fixed Annuity, or a combination of both. We may also agree to other settlement options, in our discretion.

     Annuity Option A -- Life Annuity

We provide monthly payments during the lifetime of the Annuitant. Annuity payments stop when the Annuitant dies. There is no provision for continuation of any payments to a Beneficiary.

     Annuity Option B -- Life Annuity with 60, 120, 180 or 240 Monthly Payments Certain

We make monthly payments during the lifetime of the Annuitant. In addition, we guarantee that the Beneficiary will receive monthly payments for the remainder of the period certain, if the Annuitant dies during that period. The election of a longer period results in smaller monthly payments. If no Beneficiary is designated, we pay the discounted value of the remaining payments in one sum to the Annuitant's estate. The Beneficiary may also elect to receive the discounted value of the remaining payments in one sum. The discount rate for a Variable Annuity will be the assumed interest rate in effect; the discount rate for a Fixed Annuity will be based on the interest rate we used to determine the amount of each payment.

     Annuity Option C -- Joint and Survivor Annuity

We make monthly payments during the lifetime of the Annuitant and another person you designate and during the lifetime of the survivor of the two. We stop making payments when the last survivor dies. There is no provision for continuance of any payments to a Beneficiary.

     Annuity Option D -- Monthly Payments for a Specified Period Certain

We make monthly payments for a specified period of time from 10 to 30 years, as you elect. If payments under this option are paid on a variable annuity basis, the Annuitant may elect to receive in one sum, at any time, some or all of the discounted value of the remaining payments, less any applicable withdrawal charge; the discount rate for this purpose will be the assumed interest rate in effect. If the Annuitant dies during the period selected, the remaining income payments are made as described under Annuity Option B. The election of this Annuity Option may result in the imposition of a penalty tax.

Selection of Annuity Option

You select one or more of the Annuity Options, which you may change from time to time during the Accumulation Phase, as long as we receive your selection or change in writing at least 30 days before the Annuity Commencement Date. If we have not received your written selection on the 30th day before the Annuity Commencement Date, you will receive Annuity Option B, for a life annuity with 120 monthly payments certain.

You may specify the proportion of your Adjusted Account Value you wish to provide a Variable Annuity or a Fixed Annuity. Under a Variable Annuity, the dollar amount of payments will vary, while under a Fixed Annuity, the dollar amount of payments will remain the same. If you do not specify a Variable Annuity or a Fixed Annuity, your Adjusted Account Value will be divided between Variable Annuities and Fixed Annuities in the same proportions as your Account Value was divided between the Variable and Fixed Accounts on the Annuity Commencement Date. You may allocate your Adjusted Account Value applied to a Variable Annuity among the Sub-Accounts, or we will use your existing allocations.

There may be additional limitations on the options you may elect under your particular retirement plan or applicable law.

Remember that the Annuity Options may not be changed once annuity payments begin.

Amount of Annuity Payments

     Adjusted Account Value

The Adjusted Account Value is the amount we apply to provide a Variable Annuity and/or a Fixed Annuity. We calculate Adjusted Account Value by taking your Account Value on the Business Day just before the Annuity Commencement Date and making the following adjustments:
●	We deduct a proportional amount of the Account Fee, based on the fraction of the current Contract Year that has elapsed.

●	We deduct any applicable premium tax or similar tax if not previously deducted.

     Variable Annuity Payments

On the Annuity Commencement Date, we will exchange your Account's Variable Annuity Units for annuitization units which have annual insurance charges of 1.70% of your average daily net assets, regardless of your age on the Issue Date. Variable Annuity payments may vary each month. We determine the dollar amount of the first payment using the portion of your Adjusted Account Value applied to a Variable Annuity and the Annuity Payment Rates in your Contract, which are based on an assumed interest rate of 3% per year, compounded annually. See "Annuity Payment Rates."

To calculate the remaining payments, we convert the amount of the first payment into Annuity Units for each Sub-Account; we determine the number of those Annuity Units by dividing the portion of the first payment attributable to the Sub-Account by the Annuity Unit Value of that Sub-Account for the Valuation Period ending just before the Annuity Commencement Date. This number of Annuity Units for each Sub-Account will remain constant (unless the Annuitant requests an exchange of Annuity Units). However, the dollar amount of the next Variable Annuity payment -- which is the sum of the number of Annuity Units for each Sub-Account times its Annuity Unit Value for the Valuation Period ending just before the date of the payment -- will increase, decrease, or remain the same, depending on the net investment return of the Sub-Accounts.

If the net investment return of the Sub-Accounts selected is the same as the assumed interest rate of 3%, compounded annually, the payments will remain level. If the net investment return exceeds the assumed interest rate, payments will increase and, conversely, if it is less than the assumed interest rate, payments will decrease.

Please refer to the Statement of Additional Information for more information about calculating Variable Annuity Units and Variable Annuity payments, including examples of these calculations.

     Fixed Annuity Payments

Fixed Annuity payments are the same each month. We determine the dollar amount of each Fixed Annuity payment using the fixed portion of your Adjusted Account Value and the applicable Annuity Payment Rates. These will be either (1) the rates in your Contract, or (2) new rates we have published and are using on the Annuity Commencement Date, if they are more favorable. See "Annuity Payment Rates."

     Minimum Payments

If your Adjusted Account Value is less than $2,000, or the first annuity payment for any Annuity Option is less than $20, we will pay the Adjusted Account Value to the Annuitant in one payment.

Exchange of Variable Annuity Units

During the Income Phase, the Annuitant may exchange Annuity Units in one Sub-Account for Annuity Units in another Sub-Account, up to 12 times each Contract Year. To make an exchange, the Annuitant sends us, at our Annuity Service Address, a written request stating the number of Annuity Units in the Sub-Account he or she wishes to exchange and the new Sub-Account for which Annuity Units are requested. The number of new Annuity Units will be calculated so the dollar amount of an annuity payment on the date of the exchange would not be affected. To calculate this number, we use Annuity Unit values for the Valuation Period during which we receive the exchange request.

Before exchanging Annuity Units in one Sub-Account for those in another, the Annuitant should carefully review the relevant Fund prospectuses for the investment objectives and risk disclosure of the Funds in which the Sub-Accounts invest.

During the Income Phase, we permit only exchanges among Sub-Accounts. No exchanges to or from a Fixed Annuity are permitted.

Account Fee

During the Income Phase, we deduct the annual Account Fee of $30 in equal amounts from each Variable Annuity payment. We do not deduct the annual Account Fee from Fixed Annuity payments.

Annuity Payment Rates

The Contracts contain Annuity Payment Rates for each Annuity Option described in this Prospectus. The rates show, for each $1,000 applied, the dollar amount of: (a) the first monthly Variable Annuity payment based on the assumed interest rate specified in the applicable Contract (3% per year, compounded annually); and (b) the monthly Fixed Annuity payment, when this payment is based on the minimum guaranteed interest rate specified in the Contract.

The Annuity Payment Rates may vary according to the Annuity Option elected and the adjusted age of the Annuitant. The Contracts also describe the method of determining the adjusted age of the Annuitant. The mortality table used in determining the Annuity Payment Rates for Annuity Options A, B and C is the Annuity 2000 Table.

Annuity Options as Method of Payment for Death Benefit

You or your Beneficiary may also select one or more Annuity Options to be used in the event of the Covered Person's death before the Income Phase, as described under the "Death Benefit" section of this Prospectus. In that case, your Beneficiary will be the Annuitant. The Annuity Commencement Date will be the first day of the second month beginning after the Death Benefit Date.

OTHER CONTRACT PROVISIONS

Exercise of Contract Rights

A Contract belongs to the individual to whom the Contract is issued. All Contract rights and privileges can be exercised without the consent of the Beneficiary (other than an irrevocably designated Beneficiary) or any other person. Such rights and privileges may be exercised before the Annuity Commencement Date, except as the Contract otherwise provides.

The Annuitant becomes the Payee on and after the Annuity Commencement Date. The Beneficiary becomes the Payee on the death of the Owner prior to the Annuity Commencement Date, or on the death of the Annuitant after the Annuity Commencement Date. Such Payee may thereafter exercise such rights and privileges, if any, of ownership which continue.

Change of Ownership

Ownership of a Qualified Contract may not be transferred except to: (1) the Annuitant; (2) a trustee or successor trustee of a pension or profit sharing trust which is qualified under Section 401 of the Internal Revenue Code; (3) the employer of the Annuitant, provided that the Qualified Contract after transfer is maintained under the terms of a retirement plan qualified under Section 403(a) of the Internal Revenue Code for the benefit of the Annuitant; (4) the trustee or custodian of an individual retirement account plan qualified under Section 408 of the Internal Revenue Code for the benefit of the Owner; or (5) as otherwise permitted from time to time by laws and regulations governing the retirement or deferred compensation plans for which a Qualified Contract may be issued. Subject to the foregoing, a Qualified Contract may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than the Company.

The Owner of a Non-Qualified Contract may change the ownership of the Contract prior to the Annuity Commencement Date. A change of ownership will not be binding on us until we receive written notification. When we receive such notification, the change will be effective as of the date on which the request for change was signed by the Owner, but the change will be without prejudice to us on account of any payment we make or any action we take before receiving the change. If you change the Owner of a Non-Qualified Contract, you will become immediately liable for the payment of taxes on any gain realized under the Contract prior to the change of ownership, including possible liability for a 10% federal excise tax.

Change of ownership will not change the Covered Person named when the Contract is issued. This means that all death benefits and surrender charge waivers will continue to be based on the Covered Person and not the Owner. The amount payable on the death of the new Owner will be the Surrender Value.

Voting of Fund Shares

We will vote Fund shares held by the Sub-Accounts at meetings of shareholders of the Funds or in connection with similar solicitations, according to the voting instructions received from persons having the right to give voting instructions. During the Accumulation Phase, you will have the right to give voting instructions, except in the case of a Group Contract where the Owner has reserved this right. During the Income Phase, the Payee -- that is the Annuitant or Beneficiary entitled to receive benefits -- is the person having such voting rights. We will vote any shares attributable to us and Fund shares for which no timely voting instructions are received in the same proportion as the shares for which we receive instructions from Owners and Payees, as applicable.

Neither the Variable Account nor the Company is under any duty to provide information concerning the voting instruction rights of persons who may have such rights under plans, other than rights afforded by the Investment Company Act of 1940, or any duty to inquire as to the instructions received or the authority of Owners or others, as applicable, to instruct the voting of Fund shares. Except as the Variable Account or the Company has actual knowledge to the contrary, the instructions given by Owners and Payees will be valid as they affect the Variable Account, the Company and any others having voting instruction rights with respect to the Variable Account.

All Fund proxy material, together with an appropriate form to be used to give voting instructions, will be provided to each person having the right to give voting instructions at least 10 days prior to each meeting of the shareholders of the Funds. We will determine the number of Fund shares as to which each such person is entitled to give instructions as of the record date set by the Funds for such meeting, which is expected to be not more than 90 days prior to each such meeting. Prior to the Annuity Commencement Date, the number of Fund shares as to which voting instructions may be given to the Company is determined by dividing the value of all of the Variable Accumulation Units of the particular Sub-Account credited to the Owner Account by the net asset value of one Fund share as of the same date. On or after the Annuity Commencement Date, the number of Fund shares as to which such instructions may be given by a Payee is determined by dividing the reserve held by the Company in the Sub-Account with respect to the particular Payee by the net asset value of a Fund share as of the same date. After the Annuity Commencement Date, the number of Fund shares as to which a Payee is entitled to give voting instructions will generally decrease due to the decrease in the reserve.

Periodic Reports

During the Accumulation Period we will send you, at least once during each Contract Year, a statement showing the number, type and value of Accumulation Units credited to your Account and the Fixed Accumulation Value of your Account, which statement shall be accurate as of a date not more than 2 months previous to the date of mailing. These periodic statements contain important information concerning your transactions with respect to your Contract. It is your obligation to review each such statement carefully and to report to us, at the address or telephone number provided on the statement, any errors or discrepancies in the information presented therein within 60 days of the date of such statement. Unless we receive notice of any such error or discrepancy from you within such period, we may not be responsible for correcting the error or discrepancy.

In addition, every person having voting rights will receive such reports or prospectuses concerning the Variable Account and the Funds as may be required by the Investment Company Act of 1940 and the Securities Act of 1933. We will also send such statements reflecting transactions in your Account as may be required by applicable laws, rules and regulations.

Upon request, we will provide you with information regarding fixed and variable accumulation values.

Substitution of Securities

Shares of any or all Funds may not always be available for investment under the Contracts. We may add or delete Funds or other investment companies as variable investment options under the Contracts. We may also substitute for the shares held in any Sub-Account shares of another Fund or shares of another registered open-end investment company or unit investment trust, provided that the substitution has been approved, if required, by the SEC and the Superintendent of Insurance of the State of New York. In the event of any substitution pursuant to this provision, we may make appropriate endorsement to the Contract to reflect the substitution.

Change in Operation of Variable Account

At our election and subject to any necessary vote by persons having the right to give instructions with respect to the voting of Fund shares held by the Sub-Accounts, the Variable Account may be operated as a management company under the Investment Company Act of 1940 or it may be deregistered under the Investment Company Act of 1940 in the event registration is no longer required. Deregistration of the Variable Account requires an order by the SEC. In the event of any change in the operation of the Variable Account pursuant to this provision, we may make appropriate endorsement to the Contract to reflect the change and take such other action as may be necessary and appropriate to effect the change.

Splitting Units

We reserve the right to split or combine the value of Variable Accumulation Units, Annuity Units or any of them. In effecting any such change of unit values, strict equity will be preserved and no change will have a material effect on the benefits or other provisions of the Contract.

Modification

Upon notice to the Owner (or the Payee(s) during the Income Phase), we may modify the Contract if such modification: (i) is necessary to make the Contract or the Variable Account comply with any law or regulation issued by a governmental agency to which the Company or the Variable Account is subject; (ii) is necessary to assure continued qualification of the Contract under the Internal Revenue Code or other federal or state laws relating to retirement annuities or annuity contracts; (iii) is necessary to reflect a change in the operation of the Variable Account or the Sub-Account(s) (see "Change in Operation of Variable Account"); (iv) provides additional Variable Account and/or fixed accumulation options; or (v) as may otherwise be in the best interests of Owners or Payees, as applicable. In the event of any such modification, we may make appropriate endorsement in the Contract to reflect such modification.

Reservation of Rights

We reserve the right, to the extent permitted by law, to: (1) combine any 2 or more variable accounts; (2) add or delete Funds, sub-series thereof or other investment companies and corresponding Sub-Accounts; (3) add or remove Guarantee Periods available at any time for election by an Owner; and (4) restrict or eliminate any of the voting rights of Owners ) or other persons who have voting rights as to the Variable Account. Where required by law, we will obtain approval of changes from Owners or any appropriate regulatory authority. In the event of any change pursuant to this provision, we may make appropriate endorsement to the Contract to reflect the change.

Right to Return

If you are not satisfied with your Contract, you may return it by mailing or delivering it to us at our Annuity Service Address as shown on the cover of this Prospectus within 10 days, or longer if required by your state, after it was delivered to you. State law may also allow you to return the Contract to your sales representative. When we receive the returned Contract, it will be cancelled and we will refund to you your Account Value less the Adjusted Purchase Payment Interest. The Adjusted Purchase Payment Interest that may be deducted is equal to the lesser of:
●	the portion of the Account Value that is attributable to any Purchase Payment Interest, and

●	all Purchase Payment Interest.

This means you receive any gain on Purchase Payment Interest and we bear any loss. However, if applicable state law requires, we will return the full amount of any Purchase Payment(s) we received.

If you are establishing an Individual Retirement Annuity ("IRA"), the Internal Revenue Code requires that we give you a disclosure statement containing certain information about the Contract and applicable legal requirements. We must give you this statement on or before the date the IRA is established. If we give you the disclosure statement before the seventh day preceding the date the IRA is established, you will not have any right of revocation under the Code. If we give you the disclosure statement at a later date, then you may give us a notice of revocation at any time within 7 days after your Issue Date. Upon such revocation, we will refund your Purchase Payment(s). This right of revocation with respect to an IRA is in addition to the return privilege set forth in the preceding paragraph. We allow an Owner establishing an IRA a "ten day free-look," notwithstanding the provisions of the Internal Revenue Code.

TAX CONSIDERATIONS

This section provides general information on the federal income tax consequences of ownership of a Contract based upon our understanding of current federal tax laws. Actual federal tax consequences will vary depending on, among other things, the type of retirement plan under which your Contract is issued. Also, legislation altering the current tax treatment of annuity contracts could be enacted in the future and could apply retroactively to Contracts that were purchased before the date of enactment. We make no attempt to consider any applicable federal estate, federal gift, state, or other tax laws. We also make no guarantee regarding the federal, state, or local tax status of any Contract or any transaction involving any Contract. You should consult a qualified tax professional for advice before purchasing a Contract or executing any other transaction (such as a rollover, distribution, withdrawal or payment) involving a Contract.

Deductibility of Purchase Payments

For federal income tax purposes, Purchase Payments made under Non-Qualified Contracts are not deductible. Under certain circumstances, Purchase Payments made under Qualified Contracts may be excludible or deductible from taxable income. Any such amounts will also be excluded from the "investment in the contract" for purposes of determining the taxable portion of any distributions from a Qualified Contract. As a general rule, regardless of whether you own a Qualified or a Non-Qualified Contract, the amount of your tax liability on earnings and distributions will depend upon the specific tax rules applicable to your Contract and your particular circumstances.

Pre-Distribution Taxation of Contracts

Generally, an increase in the value of a Contract will not give rise to a current income tax liability to the Owner of a Contract or to any payee under the Contract until a distribution is received from the Contract. However, certain assignments or pledges of a Contract or loans under a Contract will be treated as distributions to the Owner of the Contract and will accelerate the taxability of any increases in the value of a Contract.

Also, corporate (or other non-natural person) Owners of a Non-Qualified Contract will generally incur a current tax liability on Account Value increases. There are certain exceptions to this current taxation rule, including: (i) any Contract that is an "immediate annuity", which the Internal Revenue Code (the "Code") defines as a single premium contract with an annuity commencement date within one year of the date of purchase which provides for a series of substantially equal periodic payments (to be made not less frequently than annually) during the annuity period, and (ii) any Contract that the non-natural person holds as agent for a natural person (such as where a bank or other entity holds a Contract as trustee under a trust agreement).

You should note that a qualified retirement plan generally provides tax deferral regardless of whether the plan invests in an annuity contract. For that reason, no decision to purchase a Qualified Contract should be based on the assumption that the purchase of a Qualified Contract is necessary to obtain tax deferral under a qualified plan.

Distributions and Withdrawals from Non-Qualified Contracts

The Account Value of a Non-Qualified Contract will generally include both (i) an amount attributable to Purchase Payments, the return of which will not be taxable, and (ii) an amount attributable to investment earnings, the receipt of which will be taxable at ordinary income rates. The relative portions of any particular distribution that derive from nontaxable Purchase Payments and taxable investment earnings depend upon the nature and the timing of that distribution.

Any withdrawal of less than your entire Account Value under a Non-Qualified Contract before the Annuity Commencement Date, must be treated as a receipt of investment earnings. You may not treat such withdrawals as a non-taxable return of Purchase Payments unless you have first withdrawn the entire amount of the Account Value that is attributable to investment earnings. For purposes of determining whether an Owner has withdrawn the entire amount of the investment earnings under a Non-Qualified Contract, the Code provides that all Non-Qualified deferred annuity contracts issued by the same company to the same Owner during any one calendar year must be treated as one annuity contract.

A Payee who receives annuity payments under a Non-Qualified Contract after the Annuity Commencement Date, will generally be able to treat a portion of each payment as a nontaxable return of Purchase Payments and to treat only the remainder of each such payment as taxable investment earnings. Until the Purchase Payments have been fully recovered in this manner, the nontaxable portion of each payment will be determined by the ratio of (i) the total amount of the Purchase Payments made under the Contract, to (ii) the Payee's expected return under the Contract. Once the Payee has received nontaxable payments in an amount equal to total Purchase Payments, no further exclusion is allowed and all future distributions will constitute fully taxable ordinary income. If payments are terminated upon the death of the Annuitant or other Payee before the Purchase Payments have been fully recovered, the unrecovered Purchase Payments may be deducted on the final return of the Annuitant or other Payee.

A penalty tax of 10% may also apply to taxable cash withdrawals, including lump-sum payments from Non-Qualified Contracts. This penalty will generally not apply to distributions made after age 59 1/2, to distributions pursuant to the death or disability of the owner, or to distributions that are a part of a series of substantially equal periodic payments made annually under a lifetime annuity, or to distributions under an immediate annuity (as defined above).

Death benefits paid upon the death of a contract owner are not life insurance benefits and will generally be includible in the income of the recipient to the extent they represent investment earnings under the contract. For this purpose, the amount of the "investment in the contract" is not affected by the owner's or annuitant's death, i.e., the investment in the contract must still be determined by reference to the total Purchase Payments (excluding amounts that were deductible by, or excluded from the gross income of, the Owner of a Contract), less any Purchase Payments that were amounts previously received which were not includible in income. Special mandatory distribution rules also apply after the death of the Owner when the beneficiary is not the surviving spouse of the Owner.

If death benefits are distributed in a lump sum, the taxable amount of those benefits will be determined in the same manner as upon a full surrender of the contract. If death benefits are distributed under an annuity option, the taxable amount of those benefits will be determined in the same manner as annuity payments, as described above.

Any amounts held under a Non-Qualified Contract that are assigned or pledged as collateral for a loan will also be treated as if withdrawn from the Contract. In addition, upon the transfer of a Non-Qualified Contract by gift (other than to the Owner's spouse), the Owner must treat an amount equal to the Account Value minus the total amount paid for the Contract as income.

Distributions and Withdrawals from Qualified Contracts

In most cases, all of the distributions you receive from a Qualified Contract will constitute fully taxable ordinary income. Also, a 10% penalty tax will apply to distributions prior to age 59 1/2, except in certain circumstances.

If you receive a distribution for a Qualified Contract used in connection with a qualified pension plan, from a tax-sheltered annuity or an individual retirement annuity "IRA" and roll over some or all that distribution to another eligible plan, following the rules set out in the Code and IRS regulations, the portion of such distribution that is rolled over will not be includible in your income. An eligible rollover distribution from a qualified plan or tax-sheltered annuity will be subject to 20% mandatory withholding as described below. Because the amount of the cash paid to you as an eligible rollover distribution will be reduced by this withholding, you will not be able to roll over the entire account balance under your Contract, unless you use other funds equal to the tax withholding to complete the rollover. Rollovers of IRA distributions are not subject to the 20% mandatory withholding requirement.

An eligible rollover distribution from a qualified plan or tax-sheltered annuity is any distribution of all or any portion of the balance to the credit of an employee, except that the term does not include:
●	a distribution which is one of a series of substantially equal periodic payments made annually under a lifetime annuity or for a specified period of ten years or more;

●	any required minimum distribution, or

●	any hardship distribution.

Only you or your surviving spouse Beneficiary may elect to roll over a distribution to an eligible retirement plan.

Withholding

In the case of an eligible rollover distribution (as defined above) from a Qualified Contract (other than from an IRA), we (or the plan administrator) must withhold and remit to the U.S. Government 20% of the distribution, unless the Owner or Payee elects to make a direct rollover of the distribution to another qualified retirement plan that is eligible to receive the rollover; however, only you or your surviving spouse Beneficiary may elect a direct rollover. In the case of a distribution from (i) a Non-Qualified Contract, (ii) an IRA, or (iii) a Qualified Contract where the distribution is not an eligible rollover distribution, we will withhold and remit to the U.S. Government a part of the taxable portion of each distribution unless, prior to the distribution, the Owner or Payee provides us his or her taxpayer identification number and instructs us (in the manner prescribed) not to withhold. The Owner or Payee may credit against his or her federal income tax liability for the year of distribution any amounts that we (or the plan administrator) withhold.

Investment Diversification and Control

The Treasury Department has issued regulations that prescribe investment diversification requirements for the mutual fund series underlying nonqualified variable contracts. All Non-Qualified Contracts must comply with these regulations to qualify as annuities for federal income tax purposes. The owner of a Non-Qualified Contract that does not meet these guidelines will be subject to current taxation on annual increases in value of the Contract. We believe that each Fund complies with these regulations.

The IRS has stated that satisfaction of the diversification requirements described above by itself does not prevent a contract owner from being treated as the owner of separate account assets under an "owner control" test. If a contract owner is treated as the owner of separate account assets for tax purposes, the contract owner would be subject to taxation on the income and gains from the separate account assets. In published revenue rulings through 1982 and then again in 2003, the IRS has stated that a variable contract owner will be considered the owner of separate account assets if the owner possesses incidents of ownership in those assets, such as the ability to exercise control over the investment of the assets. In Revenue Ruling 2003-91, the IRS considered certain variable annuity and variable life insurance contracts and concluded that the owners of the variable contracts would not be considered the owners of the contracts' underlying assets for federal income tax purposes.

Revenue Ruling 2003-91 states that the determination of whether the owner of a variable contract possesses sufficient incidents of ownership over the assets underlying the variable contract so as to be deemed the owner of those assets for federal income tax purposes will depend on all the facts and circumstances. We do not believe that the differences between the Contract and the contracts described in Revenue Ruling 2003-91 should prevent the holding in Revenue Ruling 2003-91 from applying. Nevertheless, you should consult with a qualified tax professional on the potential impact of the investor control rules of the IRS as they relate to the investment decisions and activities you may undertake with respect to the Contract. In addition, the IRS and/or the Treasury Department may issue new rulings, interpretations or regulations on this subject in the future. Accordingly, we therefore reserve the right to modify the Contracts as necessary to attempt to prevent you from being considered the owner, for tax purposes, of the underlying assets. We also reserve the right to notify you if we determine that it is no longer practicable to maintain the Contract in a manner that was designed to prevent you from being considered the owner of the assets of the Separate Account. You bear the risk that you may be treated as the owner of Separate Account assets and taxed accordingly.

Tax Treatment of the Company and the Variable Account

As a life insurance company under the Code, we will record and report operations of the Variable Account separately from other operations. The Variable Account will not, however, constitute a regulated investment company or any other type of taxable entity distinct from our other operations. Under present law, we will not incur tax on the income of the Variable Account (consisting primarily of interest, dividends, and net capital gains) if we use this income to increase reserves under Contracts participating in the Variable Account.

Qualified Retirement Plans

"Qualified Contracts" are Contracts used with plans that receive tax-deferral treatment pursuant to specific provisions of the Code. Annuity contracts also receive tax-deferral treatment. It is not necessary that you purchase an annuity contract to receive the tax-deferral treatment available through a Qualified Contract. If you purchase this annuity Contract as a Qualified Contract, you do not received additional tax-deferral. Therefore, if you purchase this annuity Contract as a Qualified Contract, you should do so for reasons other than obtaining tax deferral.

You may use Qualified Contracts with several types of qualified retirement plans. Because tax consequences will vary with the type of qualified retirement plan and the plan's specific terms and conditions, we provide below only brief, general descriptions of the consequences that follow from using Qualified Contracts in connection with various types of qualified retirement plans. We stress that the rights of any person to any benefits under these plans may be subject to the terms and conditions of the plans themselves, regardless of the terms of the Qualified Contracts that you are using. These terms and conditions may include restrictions on, among other things, ownership, transferability, assignability, contributions and distributions.

In evaluating whether the Contract is suitable for purchase in connection with a tax qualified plan under Section 401(a) of the Code or a tax-sheltered annuity arrangement under Section 403(b) of the Code, the effect of the Purchase Payment Interest provisions on the plan's compliance with the applicable nondiscrimination requirements should be considered. Violation of the nondiscrimination rules can cause a plan to lose its tax qualified status under the Code and could result in the full taxation of participants on all of their benefits under the plan. Violation of the nondiscrimination rules might also result in a liability for additional benefits being paid to certain plan participants. Employers intending to use the Contract in connection with such plans should consult a qualified tax professional.

Pension and Profit-Sharing Plans

Sections 401(a), 401(k) and 403(a) of the Code permit business employers and certain associations to establish various types of retirement plans for employees. The Code requirements are similar for qualified retirement plans of corporations and those of self-employed individuals. Self-employed persons, as a general rule, may therefore use Qualified Contracts as a funding vehicle for their retirement plans.

Tax-Sheltered Annuities

Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to purchase annuity contracts and, subject to certain limitations, exclude the amount of purchase payments from gross income for tax purposes. The Code imposes restrictions on cash withdrawals from Section 403(b) annuities.

If the Contracts are to receive tax deferred treatment, cash withdrawals of amounts attributable to salary reduction contributions (other than withdrawals of accumulation account value as of December 31, 1988) may be made only when the Owner attains age 59 1/2, has severance from employment with the employer, dies or becomes disabled (within the meaning of Section 72(m)(7) of the Code). These restrictions apply to (i) any post-1988 salary reduction contributions, (ii) any growth or interest on post-1988 salary reduction contributions, (iii) any growth or interest on pre-1989 salary reduction contributions that occurs on or after January 1, 1989, and (iv) any pre-1989 salary reduction contributions since we do not maintain records that separately account for such contributions. It is permissible, however, to withdraw post-1988 salary reduction contributions (but not the earnings attributable to such contributions) in cases of financial hardship. While the Internal Revenue Service has not issued specific rules defining financial hardship, we expect that to qualify for a hardship distribution, the Owner must have an immediate and heavy bona fide financial need and lack other resources reasonably available to satisfy the need. Hardship withdrawals (as well as certain other premature withdrawals) will be subject to a 10% tax penalty, in addition to any withdrawal charge applicable under the Contracts. Under certain circumstances the 10% tax penalty will not apply if the withdrawal is for medical expenses.

Section 403(b) annuities, like IRAs, are subject to required minimum distributions under the Code. Section 403(b) annuities are unique, however, in that any account balance accruing before January 1, 1987 (the "pre-1987 balance") needs to comply with only the minimum distribution incidental benefit (MDIB) rule and not also with the minimum distribution rules set forth in Section 401(a)(9) of the Code. This special treatment for any pre-1987 balance is, however, conditioned upon the issuer identifying the pre-1987 balance and maintaining accurate records of changes to the balance. Since we do not maintain such records, your pre-1987 balance, if any, will not be eligible for special distribution treatment.

Under the terms of a particular Section 403(b) plan, the Owner may be entitled to transfer all or a portion of the Account Value to one or more alternative funding options. Owners should consult the documents governing their plan and the person who administers the plan for information as to such investment alternatives.

Individual Retirement Arrangements

Sections 219 and 408 of the Code permit eligible individuals to contribute to a so-called "traditional" individual retirement program, including Individual Retirement Accounts and Annuities, Simplified Employee Pension Plans, and SIMPLE Retirement Accounts. Such IRAs are subject to limitations on contribution levels, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from some other types of retirement plans may be placed in an IRA on a tax-deferred basis. The Internal Revenue Service imposes special information requirements with respect to IRAs and we will provide purchasers of the Contracts as Individual Retirement Annuities with any necessary information. You will have the right to revoke a Contract issued as an Individual Retirement Annuity under certain circumstances, as described in the section of this Prospectus entitled "Right to Return." If your Contract is issued in connection with an Individual Retirement Account, we have no information about the Account and you should contact the Account's trustee or custodian.

Roth Individual Retirement Arrangements

Section 408A of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Unlike contributions to a traditional IRA under Section 408 of the Code, contributions to a Roth IRA are not tax-deductible. Provided certain conditions are satisfied, distributions are generally tax-free. Like traditional IRAs, Roth IRAs are subject to limitations on contribution amounts and the timing of distributions. If you convert a traditional Individual Retirement Annuity Contract into a Roth IRA Contract or your Individual Retirement Account that holds a Contract is converted to a Roth Individual Retirement Account, the fair market value of the Contract is included in taxable income. Under IRS regulations and Revenue Procedure 2006-13, fair market value may exceed the Contract's account balance. Thus, you should consult with a qualified tax professional prior to any conversion.

The Internal Revenue Service imposes special information requirements with respect to Roth IRAs and we will provide the necessary information for Contracts issued as Roth Individual Retirement Annuities. If your Contract is issued in connection with a Roth Individual Retirement Account, we have no information about the Account and you should contact the Account's trustee or custodian.

Impact of Optional Death Benefit and Optional Living Benefit Riders

Qualified Contracts. If your Contract is traditional IRA annuity or a 403(b) TSA annuity, it is subject to certain required minimum distribution (RMD) requirements imposed by the Internal Revenue Code and IRS regulations. Under the RMD rules, distributions must begin no later than April 1 of the calendar year following the year in which you attain age 70 1/2 or, for non-IRAs, the date of retirement instead of age 70 1/2 if it is later. The RMD amount for a distribution calendar year is generally calculated by dividing the Contract's value as of 12/31 of the prior calendar year by the applicable distribution factor set forth in a Uniform Lifetime Table in the IRS regulations. For Contracts issued in connection with traditional Individual Retirement Accounts, you should contact the Account's trustee or custodian about RMD requirements since we only provide the trustee or custodian with the Contract's value (including any actuarial present value of additional benefits discussed below) so that it can be used in the Account's RMD calculations.

Effective with the 2006 distribution calendar year, the actuarial present value as of 12/31 of any additional benefits that are provided under your Contract (such as optional death and living benefits) will be added to the Contract's Account Value as of 12/31 in order to calculate the RMD amount. There are two exceptions to the requirement that the actuarial present value of an additional benefit must be added to the Account Value for RMD calculation purposes. First, if the only additional benefit provided under a Contract is a return of premium death benefit (i.e., a benefit under which the final payment does not exceed the amount of purchase payments made less prior distributions), then the additional benefit is disregarded and the RMD calculation uses only the 12/31 Account Value. Second, if (1) the Contract provides only for additional benefits that are each reduced on a proportional basis in the event of distributions, with or without a return of premium death benefit that is not reduced in amount proportionately in the event of distributions and (2) the actuarial present value of all the Contract's additional benefits is no more than 20% of the 12/31 Account Value, then the additional benefits are disregarded and the RMD calculation uses only the 12/31 Account Value. When we notify you of the RMD amount for a distribution calendar year, we will inform you if the calculation included the actuarial present value of additional benefits. Because of the above requirements, your initial or renewal election of an optional rider could cause your RMD amount to be higher than it would be without such an election. Prior to electing to participate in (or, if applicable, prior to renewing your participation in) any optional rider, you should consult with a qualified tax professional as to the possible effect of that rider on your yearly RMD amounts.

You may take an RMD amount calculated for a particular IRA annuity from that annuity or from another IRA account or IRA annuity of yours. Similarly, you may take an RMD amount calculated for a particular TSA annuity from that annuity or from another TSA account or TSA annuity of yours. If your Qualified Contract is an asset of a qualified retirement plan, the qualified plan is subject to the RMD requirements and the Contract, as an asset of the qualified plan may need to be used as a source of funds for the RMDs.

If you are subject to the RMD requirements while you are enrolled in the AB Plan under the optional living benefit rider, any RMD amount that you take from the Contract will reduce the amount of the benefit under the AB Plan. This reduction could significantly reduce the value of the optional living benefit to you.

If you are subject to the RMD requirements while you are enrolled in the WB Plan under the optional living benefit rider, and any RMD amount that you take from the Contract ever exceeds the maximum amount that you may withdraw under the terms of the WB Plan, the additional withdrawal amount will reduce the amount of the benefit available under the WB Plan. (See "Withdrawals under the Optional Living Benefit Rider.") This reduction could significantly reduce the value of the optional living benefit to you.

Participants in 403(b) plans who are under age 59 1/2, are subject to withdrawal restrictions under the Internal Revenue Code that may prevent them from being able to make any withdrawals under the WB Plan while they remain under age 59 1/2.

Prior to electing to participate in (or, if applicable, prior to renewing your participation in) any optional living benefit rider, you should consult with a qualified tax professional as to the possible effect of RMD distributions on the benefits that might otherwise be available under any optional living benefit rider.

If your Contract is a traditional Individual Retirement Annuity or is held by your traditional Individual Retirement Account and you might convert in the future to a Roth IRA (see "Roth Individual Retirement Arrangements"), then your initial or renewal election of an optional rider could cause your taxable income upon conversion to be higher than it would be without such an election. Prior to electing to participate in (or, if applicable, prior to renewing your participation in) any optional living benefit or death benefit, you should consult with a qualified tax professional as to the possible effect of that benefit on conversion taxable income.

Non-Qualified Contracts. We are required to make a determination as to the taxability of any withdrawal you make in order to be able to annually report to the IRS and you information about your withdrawal. Under the Internal Revenue Code, any withdrawal from a Non-Qualified Contract is taxable to the extent the annuity's cash value (determined without regard to surrender charges) exceeds the investment in the contract. There is no definition of "cash value" in the Code and, for tax reporting purposes, we are currently treating it as the Account Value of the Contract. However, there can be no assurance that the IRS will agree that this is the correct cash value. The IRS could, for example, determine that the cash value is the Account Value plus an additional amount representing the value of an optional rider. If this were to occur, election of an optional rider could cause any withdrawal, including a withdrawal under the WB Plan of any optional living benefit rider, to have a higher proportion of the withdrawal derived from taxable investment earnings. Prior to electing to participate in an optional rider (or, if applicable, prior to renewing your participation in the optional living benefit rider), you should consult with a qualified tax professional as to the meaning of "cash value."

ADMINISTRATION OF THE CONTRACTS

We perform certain administrative functions relating to the Contracts, Owner Accounts, and the Variable Account. These functions include, but are not limited to, maintaining the books and records of the Variable Account and the Sub-Accounts; maintaining records of the name, address, taxpayer identification number, Contract number, Owner Account number and type, the status of each Owner Account and other pertinent information necessary to the administration and operation of the Contracts; processing Applications, Purchase Payments, transfers and full and partial withdrawals; issuing Contracts; administering annuity payments; furnishing accounting and valuation services; reconciling and depositing cash receipts; providing confirmations; providing toll-free customer service lines; and furnishing telephonic transfer services.

DISTRIBUTION OF THE CONTRACTS

We offer the Contract on a continuous basis. Contracts are sold by licensed insurance agents ("the Selling Agents") in those states where the Contract may be lawfully sold. Such Selling Agents will be registered representatives of affiliated and unaffiliated broker-dealer firms ("the Selling Broker-Dealers") registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. and who have entered into selling agreements with the Company and the general distributor, Clarendon Insurance Agency, Inc. ("Clarendon"), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481. Clarendon is a wholly-owned subsidiary of the Company, is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.

The Company (or its affiliates, for purposes of this section only, collectively, "the Company"), pays the Selling Broker-Dealers compensation for the promotion and sale of the Contract. The Selling Agents who solicit sales of the Contract typically receive a portion of the compensation paid by the Company to the Selling Broker-Dealers in the form of commissions or other compensation, depending on the agreement between the Selling Broker-Dealer and their Selling Agent. This compensation is not paid directly by the Contract Owner or the separate account. The Company intends to recoup this compensation through fees and charges imposed under the Contract, and from profits on payments received by the Company for providing administrative, marketing, and other support and services to the Funds.

The amount and timing of commissions the Company may pay to Selling Broker-Dealers may vary depending on the selling agreement but is not expected to be more than 6.50% of Purchase Payments, and 0.50% annually of the Participant's Account Value. The Company may pay or allow other promotional incentives or payments in the form of cash or other compensation to the extent permitted by NASD rules and other applicable laws and regulations.

The Company also pays compensation to wholesaling broker-dealers or other firms or intermediaries, including payments to affiliates of the Company, in return for wholesaling services such as providing marketing and sales support, product training and administrative services to the Selling Agents of the Selling Broker-Dealers. These allowances may be based on a percentage of Purchase Payments and/or a percentage of Contract Value and/or may be a fixed dollar amount.

In addition to the compensation described above, the Company may make additional cash payments or reimbursements to Selling Broker-Dealers in recognition of their marketing and distribution, transaction processing and/or administrative services support. These payments are not offered to all Selling Broker-Dealers, and the terms of any particular agreement governing the payments may vary among Selling Broker-Dealers depending on, among other things, the level and type of marketing and distribution support provided. Marketing and distribution support services may include, among other services, placement of the Company's products on the Selling Broker-Dealers' preferred or recommended list, access to the Selling Broker-Dealers' registered representatives for purposes of promoting sales of the Company's products, assistance in training and education of the Selling Agents, and opportunities for the Company to participate in sales conferences and educational seminars. The payments or reimbursements may be calculated as a percentage of the particular Selling Broker-Dealer's actual or expected aggregate sales of our variable contracts (including the Contract) or assets held within those contracts (in most cases not to exceed 0.25% of aggregate sales and 0.10% of assets attributable to the Selling-Broker-Dealer, and/or may be a fixed dollar amount.

You should ask your Selling Agent for further information about what commissions or other compensation he or she, or the Selling Broker-Dealer for which he or she works, may receive in connection with your purchase of a Contract.

Commissions may be waived or reduced in connection with certain transactions described in this Prospectus under the heading "Waivers; Reduced Charges; Credits; Special Guaranteed Interest Rates." During 2003, 2004, and 2005, approximately $22,141, $11,885, and $0, respectively, in commissions were paid to but not retained by Clarendon in connection with the distribution of the Contracts.

PERFORMANCE INFORMATION

From time to time the Variable Account may publish reports to shareholders, sales literature and advertisements containing performance information relating to the Sub-Accounts. This information may include standardized and non-standardized "Average Annual Total Return," "Cumulative Growth Rate" and "Compound Growth Rate." We may also advertise "yield" and "effective yield" for some variable options.

Average Annual Total Return measures the net income of the Sub-Account and any realized or unrealized gains or losses of the Funds in which it invests, over the period stated. Average Annual Total Return figures are annualized and represent the average annual percentage change in the value of an investment in a Sub-Account over that period. Standardized Average Annual Total Return information covers the period after the Variable Account was established or, if shorter, the life of the Sub-Account. Non-standardized Average Annual Total Return covers the life of each Fund, which may predate the Variable Account. Cumulative Growth Rate represents the cumulative change in the value of an investment in the Sub-Account for the period stated, and is arrived at by calculating the change in the Accumulation Unit Value of a Sub-Account between the first and the last day of the period being measured. The difference is expressed as a percentage of the Accumulation Unit Value at the beginning of the base period. "Compound Growth Rate" is an annualized measure, calculated by applying a formula that determines the level of return which, if earned over the entire period, would produce the cumulative return.

Average Annual Total Return figures assume an initial Purchase Payment of $1,000 and reflect all applicable withdrawal and Contract charges. The Cumulative Growth Rate and Compound Growth Rate figures that we advertise do not reflect withdrawal charges, the annual Account Fee, or any Purchase Payment Interest, although such figures do reflect all recurring charges. If such figures were calculated to reflect Purchase Payment Interest credited, the calculation would also reflect any withdrawal charges made. Results calculated without withdrawal and/or certain Contract charges will be higher. We may also use other types of rates of return that do not reflect withdrawal and Contract charges.

The performance figures used by the Variable Account are based on the actual historical performance of the underlying Funds for the specified periods, and the figures are not intended to indicate future performance. For periods before the date the Contracts became available, we calculate the performance information for the Sub-Accounts on a hypothetical basis. To do this, we reflect deductions of the current Contract fees and charges from the historical performance of the corresponding Fund.

Yield is a measure of the net dividend and interest income earned over a specific one-month or 30-day period (7-day period for the Money Market Sub-Account), expressed as a percentage of the value of the Sub-Account's Accumulation Units. Yield is an annualized figure, which means that we assume that the Sub-Account generates the same level of net income over a one-year period and compound that income on a semi-annual basis. We calculate the effective yield for the Money Market Sub-Account similarly, but include the increase due to assumed compounding. The Money Market Sub-Account's effective yield will be slightly higher than its yield as a result of its compounding effect.

The Variable Account may also from time to time compare its investment performance to various unmanaged indices or other variable annuities and may refer to certain rating and other organizations in its marketing materials. More information on performance and our computations is set forth in the Statement of Additional Information.

The Company may also advertise the ratings and other information assigned to it by independent industry ratings organizations. Some of these organizations are A.M. Best and Standard and Poor's Insurance Rating Services. Each year A.M. Best reviews the financial status of thousands of insurers, culminating in the assignment of Best's rating. These ratings reflect A.M. Best's current opinion of the relevant financial strength and operating performance of an insurance company in comparison to the norms of the life/health industry. Best's ratings range from A++ to F. The Standard and Poor's rating measures the ability of an insurance company to meet its obligations under insurance policies it issues. This rating does not measure the insurance company's ability to meet non-policy obligations. Ratings in general do not relate to the performance of the Sub-Accounts.

We may also advertise endorsements from organizations, individuals or other parties that recommend the Company or the Contracts. We may occasionally include in advertisements (1) comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets; or (2) discussions of alternative investment vehicles and general economic conditions.

AVAILABLE INFORMATION

The Company and the Variable Account have filed with the SEC registration statements under the Securities Act of 1933 relating to the Contracts. This Prospectus does not contain all of the information contained in the registration statements and their exhibits. For further information regarding the Variable Account, the Company and the Contracts, please refer to the registration statements and their exhibits.

In addition, the Company is subject to the informational requirements of the Securities Exchange Act of 1934. We file reports and other information with the SEC to meet these requirements.

You can inspect and copy this information and our registration statements at the SEC's public reference facilities at the following locations: Washington, D.C. -- 450 Fifth Street, N.W., Room 1024, Washington, D.C. 20549; Chicago, Illinois -- 500 West Madison Street, Chicago, IL 60661. The Washington, D.C. office will also provide copies by mail for a fee. You may also find these materials on the SEC's website (http://www.sec.gov).

INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE

The Company's Annual Report on Form 10-K for the year ended December 31, 2005 filed with the SEC pursuant to Section 13(a) or 15(d) of the Securities Exchange Act of 1934, as amended (the "Exchange Act") is incorporated herein by reference. All documents or reports we file pursuant to Section 13(a), 13(c), 14 or 15(d) of the Exchange Act, after the date of this prospectus and prior to the termination of the offering, shall be deemed incorporated by reference into the prospectus.

The Company will furnish, without charge, to each person to whom a copy of this Prospectus is delivered, upon the written or oral request of such person, a copy of the documents referred to above which have been incorporated by reference into this Prospectus, other than exhibits to such documents (unless such exhibits are specifically incorporated by reference in this Prospectus). Requests for such documents should be directed to the Secretary, Sun Life Assurance Company of Canada (U.S.), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481, telephone (800) 225-3950.

STATE REGULATION

The Company is subject to the laws of the State of New York governing life insurance companies and to regulation by the Superintendent of Insurance of New York. An annual statement is filed with the Superintendent of Insurance on or before March lst in each year relating to the operations of the Company for the preceding year and its financial condition on December 31st of such year. Its books and records are subject to review or examination by the Superintendent or his agents at any time and a full examination of its operations is conducted at periodic intervals.

The Superintendent has broad administrative powers with respect to licensing to transact business, overseeing trade practices, licensing agents, approving policy forms, establishing reserve requirements, fixing maximum interest rates on life insurance policy loans and minimum rates for accumulation of surrender values, prescribing the form and content of required financial statements and regulating the type and amounts of investments permitted.

In addition, affiliated groups of insurers, such as the Company, Sun Life (Canada) and its affiliates, are regulated under insurance holding company legislation. Under such laws, inter-company transfers of assets and dividend payments from insurance subsidiaries may be subject to prior notice or approval, depending on the size of such transfers and payments in relation to the financial positions of the companies involved. Under insurance guaranty fund laws in most states, insurers doing business therein can be assessed (up to prescribed limits) for policyholder losses incurred by insolvent companies. The amount of any future assessments of the Company under these laws cannot be reasonably estimated. However, most of these laws do provide that an assessment may be excused or deferred if it would threaten an insurer's own financial strength and many permit the deduction of all or a portion of any such assessment from any future premium or similar taxes payable.

Although the federal government generally does not directly regulate the business of insurance, federal initiatives often have an impact on the business in a variety of ways. Current and proposed federal measures which may significantly affect the insurance business include employee benefit regulation, removal of barriers preventing banks from engaging in the insurance business, tax law changes affecting the taxation of insurance companies, the tax treatment of insurance products and its impact on the relative desirability of various personal investment vehicles.

LEGAL PROCEEDINGS

There are no pending legal proceedings affecting the Variable Account. We are engaged in various kinds of routine litigation which, in management's judgment, is not of material importance to our respective total assets or material with respect to the Variable Account.

FINANCIAL STATEMENTS

The financial statements of the Company which are included in the SAI should be considered only as bearing on the ability of the Company to meet its obligations with respect to amounts allocated to the Fixed Account and with respect to the death benefit and the Company's assumption of the mortality and expense risks. They should not be considered as bearing on the investment performance of the Fund shares held in the Sub-Accounts of the Variable Account.

The financial statements of the Variable Account for the year ended December 31, 2005 are also included in the SAI.

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

Sun Life Insurance and Annuity Company of New York

Advertising and Sales Literature

Tax-Deferred Accumulation

Calculations

  Example of Variable Accumulation Unit Value Calculation

  Example of Variable Annuity Unit Calculation

  Example of Variable Annuity Payment Calculation

Distribution of the Contracts

Designation and Change of Beneficiary

Custodian

Independent Registered Public Accounting Firm

Financial Statements

This Prospectus sets forth information about the Contracts and the Variable Account that a prospective purchaser should know before investing. Additional information about the Contracts and the Variable Account has been filed with the Securities and Exchange Commission in a Statement of Additional Information dated May 1, 2006 which is incorporated herein by reference. The Statement of Additional Information is available upon request and without charge from Sun Life Insurance and Annuity Company of New York. To receive a copy, return this request form to the address shown below or telephone (800) 205-9167.

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To:	Sun Life Insurance and Annuity Company of New York
P.O. Box 9133
Wellesley Hills, Massachusetts 02481

Please send me a Statement of Additional Information for
Columbia All-Star Extra NY Variable and Fixed Annuity
Sun Life (N.Y.) Variable Account C.

Name

Address

City                                       State            Zip

Telephone

APPENDIX A -
GLOSSARY

The following terms as used in this Prospectus have the indicated meanings:

ACCOUNT: An account established for each Owner to which Net Purchase Payments are credited.

ACCOUNT VALUE: The Variable Accumulation Value, if any, plus the Fixed Accumulation Value, if any, of your Account for any Valuation Period.

ACCUMULATION PHASE: The period before the Annuity Commencement Date and during the lifetime of the Annuitant (and while the Owner is still alive) during which you make Purchase Payments under the Contract. This is called the "Accumulation Period" in the Contract.

ADJUSTED PURCHASE PAYMENTS: Purchase Payments adjusted for partial withdrawals as described in "Calculating the Death Benefit."

*ANNUITANT: The person or persons to whom the first annuity payment is made. If either Annuitant dies prior to the Annuity Commencement Date, the surviving Annuitant will become the sole Annuitant.

ANNUITY COMMENCEMENT DATE: The date on which the first annuity payment under each Contract is to be made.

ANNUITY OPTION: The method you choose for making annuity payments.

ANNUITY UNIT: A unit of measure used in the calculation of the amount of the second and each subsequent Variable Annuity payment from the Variable Account.

APPLICATION: The document signed by you or other evidence acceptable to us that serves as your application for participation under a Group Contract or purchase of an Individual Contract.

*BENEFICIARY: The person or entity having the right to receive the death benefit and, for a Certificate issued under a Non-Qualified Contract, who is the "designated beneficiary" for purposes of Section 72(s) of the Code in the event of the Owner's death. Notwithstanding the foregoing, if there is more than one Owner of a Non-Qualified Contract, the surviving Owner will be deemed the beneficiary under the preceding sentence and any other designated beneficiary will be treated as a contingent beneficiary

BUSINESS DAY: Any day the New York Stock Exchange is open for trading. Also, any day on which we make a determination of the value of a Variable Accumulation Unit.

COMPANY ("WE," "US," "SUN LIFE(N.Y.)"): Sun Life Insurance and Annuity Company of New York.

CONTRACT: A Contract issued by the Company on an individual basis.

CONTRACT YEAR and CONTRACT ANNIVERSARY: Your first Contract Year is the period 365 days (366, if a leap year) from the date on which we issued your Contract. Your Contract Anniversary is the last day of an Contract Year. Each Contract Year after the first is the 365-day period that begins on your Contract Anniversary. For example, if the Issue Date is on March 12, the first Contract Year is determined from the Issue Date and ends on March 12 of the following year. Your Contract Anniversary is March 12 and all Contract Years after the first are measured from March 12. (If the Contract Anniversary Date falls on a non-Business Day, the previous Business Day will be used.)

COVERED PERSON: The person(s) identified as such in the Contract whose death will trigger the death benefit provisions of the Contract. Unless otherwise noted, the Owner is the Covered Person.

DEATH BENEFIT DATE: If you have elected a death benefit payment option before the Covered Person's death that remains in effect, the date on which we receive Due Proof of Death. If your Beneficiary elects the death benefit payment option, the later of (a) the date on which we receive the Beneficiary's election and (b) the date on which we receive Due Proof of Death. If we do not receive the Beneficiary's election within 60 days after we receive Due Proof of Death, the Beneficiary shall be deemed to have elected to defer receipt of payment under any death benefit option until such time as a written election is received by the Company or a distribution is required by law.

DUE PROOF OF DEATH: An original certified copy of an official death certificate, an original certified copy of a decree of a court of competent jurisdiction as to the finding of death, or any other information or documentation required by the Company that is necessary to make payment (e.g. taxpayer identification numbers, beneficiary names and addresses, state inheritance tax waivers, etc.).

EXPIRATION DATE: The last day of a Guarantee Period.

FIFTH-YEAR ANNIVERSARY: The fifth Contract Anniversary and each succeeding Contract Anniversary occurring at any five year interval thereafter; for example, the 10th, 15th, and 20th Contract Anniversaries.

FIXED ACCOUNT: The general account of the Company, consisting of all assets of the Company other than those allocated to a separate account of the Company.

FIXED ACCOUNT VALUE: The value of that portion of your Account allocated to the Fixed Account.

FIXED ANNUITY: An annuity with payments which do not vary as to dollar amount.

FUND: A registered management investment company, or series thereof, in which assets of a Sub-Account may be invested.

GUARANTEE AMOUNT: Each separate allocation of Account Value to a particular Guarantee Period (including interest earned thereon).

GUARANTEE PERIOD: The period for which a Guaranteed Interest Rate is credited.

GUARANTEED INTEREST RATE: The rate of interest we credit on a compound annual basis during any Guarantee Period.

INCOME PHASE: The period on and after the Annuity Commencement Date and during the lifetime of the Annuitant during which we make annuity payments under the Contract.

ISSUE DATE: The date the Contract becomes effective which is the date we apply your initial Net Purchase Payment to your Account and issue your Contract.

NET INVESTMENT FACTOR: An index applied to measure the investment performance of a Sub-Account from one Valuation Period to the next. The Net Investment Factor may be greater or less than or equal to one.

NET PURCHASE PAYMENT: The portion of a Purchase Payment which remains after the deduction of any applicable premium tax or similar tax. This term is also used to describe the total contribution made to the Contract minus the total withdrawals.

NON-QUALIFIED CONTRACT: A Contract used in connection with a retirement plan that does not receive favorable federal income tax treatment under Sections 401, 403, 408, or 408A of the Internal Revenue Code. The Owner's interest in the Contract must be owned by a natural person or agent for a natural person for the Contract to receive income tax treatment as an annuity.

OPEN DATE: The date your Application is received by the Company in good order.

*OWNER: The person, persons or entity entitled to the ownership rights stated in a Contract and in whose name or names the Contract is issued. The Owner may designate a trustee or custodian of a retirement plan which meets the requirements of Section 401, Section 408(c), Section 408(k), Section 408(p) or Section 408A of the Internal Revenue Code to serve as legal owner of assets of a retirement plan, but the term "Owner," as used herein, shall refer to the organization entering into the Contract.

PAYEE: A recipient of payments under a Contract. The term includes an Annuitant or a Beneficiary who becomes entitled to benefits upon the death of the Owner, or on the Annuity Commencement Date.

PURCHASE PAYMENT (PAYMENT): An amount paid to the Company as consideration for the benefits provided by a Contract.

PURCHASE PAYMENT INTEREST: The amount of extra interest the Company credits to a Contract at a rate of 2% to 5% of each purchase payment based upon the size of the investment or Account Value or the interest rate option chosen at the time of application.

QUALIFIED CONTRACT: A Contract used in connection with a retirement plan which may receive favorable federal income tax treatment under Sections 401, 403, 408 or 408A of the Internal Revenue Code of 1986, as amended.

SUB-ACCOUNT: That portion of the Variable Account which invests in shares of a specific Fund or series of a Fund.

SURRENDER VALUE: The amount payable on full surrender of your Contract.

VALUATION PERIOD: The period of time from one determination of Variable Accumulation Unit or Annuity Unit values to the next subsequent determination of these values. Value determinations are made as of the close of the New York Stock Exchange on each day that the Exchange is open for trading and on other Business Days.

VARIABLE ACCOUNT: Variable Account C of the Company, which is a separate account of the Company consisting of assets set aside by the Company, the investment performance of which is kept separate from that of the general assets of the Company.

VARIABLE ACCUMULATION UNIT: A unit of measure used in the calculation of Variable Account Value.

VARIABLE ACCOUNT VALUE: The value of that portion of your Account allocated to the Variable Account.

VARIABLE ANNUITY: An annuity with payments which vary as to dollar amount in relation to the investment performance of the Variable Account.

YOU and YOUR: The terms "you" and "your" refer to "Owner," and/or "Covered Person" as those terms are identified in the Contract.

*You specify these items on the Application, and may change them, as we describe in this Prospectus.

APPENDIX B -
CALCULATION OF WITHDRAWAL CHARGES

Full Withdrawal:

Assume a Purchase Payment of $40,000 is made on the Issue Date, no additional Purchase Payments are made and there are no partial withdrawals. The table below presents three examples of the withdrawal charge resulting from a full withdrawal of your Account, based on hypothetical Account Values.

						Payment
		Hypothetical		Cumulative	Free	Subject to	Withdrawal	Withdrawal
Contract		Account	Annual	Annual	Withdrawal	Withdrawal	Charge	Charge
Year		Value	Earnings	Earnings	Amount	Charge	Percentage	Amount

(a)	1	$ 41,000	$ 1,000	$ 1,000	$ 4,000	$ 37,000	8.00%	$ 2,960
	2	$ 45,100	$ 4,100	$ 5,100	$ 4,000	$ 40,000	8.00%	$ 3,200
	3	$ 49,600	$ 4,500	$ 9,600	$ 4,100	$ 40,000	7.00%	$ 2,800
(b)	4	$ 52,100	$ 2,500	$ 12,100	$ 4,500	$ 40,000	6.00%	$ 2,400
	5	$ 57,300	$ 5,200	$ 17,300	$ 4,000	$ 40,000	5.00%	$ 2,000
	6	$ 63,000	$ 5,700	$ 23,000	$ 5,200	$ 40,000	4.00%	$ 1,600
	7	$ 63,000	$ 0	$ 23,000	$ 5,700	$ 40,000	3.00%	$ 1,200
(c)	8	$ 66,000	$ 3,000	$ 26,000	$ 40,000	$ 0	0.00%	$ 0

(a)

The free withdrawal amount in any year is equal to the amount of any Purchase Payments made prior to the last 7 Contract Years ("Old Payments") that were not previously withdrawn plus the greater of (1) the Contract's earnings during the prior Contract Year, and (2) 10% of any Purchase Payments made in the last 7 Contract Years ("New Payments"). In Contract Year 1, the free withdrawal amount is $4,000, which equals 10% of the Purchase Payment of $40,000. On a full withdrawal of $41,000, the amount subject to a withdrawal charge is $37,000, which equals the Account Value minus the free withdrawal amount, or $41,000 minus $4,000.

(b)

In Contract Year 4, the free withdrawal amount is $4,500, which equals the prior Contract Year's earnings. On a full withdrawal of $52,100, the amount subject to a withdrawal charge is $40,000. The first $4,500 withdrawn is the free amount, then the Purchase Payments are withdrawn and subject to a withdrawal charge. The remaining $7,600 of this withdrawal comes from liquidating earnings and is not subject to a withdrawal charge.

(c)

In Contract Year 8, the free withdrawal amount is $40,000, which equals 100% of the Purchase Payment of $40,000. On a full withdrawal of $66,000, the amount subject to a withdrawal charge is $0, since the New Payments equal $0.

Partial Withdrawal

Assume a single Purchase Payment of $40,000 is made on the Issue Date, no additional Purchase Payments are made, no partial withdrawals have been taken prior to the fourth Contract Year, and there are a series of 4 partial withdrawals made during the fourth Contract Year of $4,100, $9,000, $12,000, and $20,000.
					Remaining
	Hypothetical				Free	Amount of
	Account				Withdrawal	Withdrawal
	Value				Amount	Subject to	Withdrawal	Withdrawal
Contract	Before		Cumulative	Amount of	Before	Withdrawal	Charge	Charge
Year	Withdrawal	Earnings	Earnings	Withdrawal	Withdrawal	Charge	Percentage	Amount
1	$ 41,000	$ 1,000	$ 1,000	$ 0	$ 4,000	$ 0	8.00%	$ 0
2	$ 45,100	$ 4,100	$ 5,100	$ 0	$ 4,000	$ 0	8.00%	$ 0
3	$ 49,600	$ 4,500	$ 9,600	$ 0	$ 4,100	$ 0	7.00%	$ 0
(a) 4	$ 50,100	$ 500	$ 10,100	$ 4,100	$ 4,500	$ 0	6.00%	$ 0
(b) 4	$ 46,800	$ 800	$ 10,900	$ 9,000	$ 400	$ 8,600	6.00%	$ 516
(c)4	$ 38,400	$ 600	$ 11,500	$ 12,000	$ 0	$ 12,000	6.00%	$ 720
(d)4	$ 26,800	$ 400	$ 11,900	$ 20,000	$ 0	$ 19,400	6.00%	$ 1,164
(a)

In Contract Year 4, the free withdrawal amount is $4,500, which equals the prior Contract Year's earnings. The partial withdrawal amount of $4,100 is less than the free withdrawal amount, so there is no withdrawal charge.

(b)

Since a partial withdrawal of $4,100 was taken, the remaining free withdrawal amount in Contract Year 4 is $4,500 - $4,100 = $400. Therefore, $400 of the $9,000 withdrawal is not subject to a withdrawal charge, and $8,600 is subject to a withdrawal charge.

(c)

Since the total of the two prior Contract Year 4 partial withdrawals ($13,100) is greater than the free withdrawal amount of $4,500, there is no remaining free withdrawal amount. The entire withdrawal amount of $12,000 is subject to a withdrawal charge.

(d)

Since the total of the three prior Contract Year 4 partial withdrawals ($25,100) is greater than the free withdrawal amount of $4,500, there is no remaining free withdrawal amount. Since the total amount of New Purchase Payments was $40,000 and $20,600 of New Payments has already been surrendered, only $19,400 of this $20,000 withdrawal comes from liquidating Purchase Payments. The remaining $600 of this withdrawal is considered earnings and is not subject to a withdrawal charge.

Note that since all of the Purchase Payments were liquidated by the final withdrawal of $20,000, the total withdrawal charge for the four Contract Year 4 withdrawals is $2,400, which is the same amount that was assessed for a full liquidation in Contract Year 4 in the example on the previous page. Any additional Contract Year 4 withdrawals in the example shown on this page would come from the liquidating of earnings and would not be subject to a withdrawal charge.

APPENDIX C -
CALCULATION OF BASIC DEATH BENEFIT

Example 1:

Assume a Purchase Payment of $60,000.00 is made on the Issue Date and an additional Purchase Payment of $40,000.00 is made one year later. Assume that death occurs in Contract Year 2, that all of the money is invested in the Variable Sub-Accounts, that no Withdrawals have been made, and that the Account Value on the Death Benefit Date is $80,000.00. The calculation of the Death Benefit to be paid is as follows:

The Basic Death Benefit is the greatest of:
Account Value	=	$ 80,000.00

Purchase Payments	=	$100,000.00
The Basic Death Benefit would therefore be:		$100,000.00

Example 2:

Assume a Purchase Payment of $60,000.00 is made on the Issue Date and an additional Purchase Payment of $40,000.00 is made one year later. Assume that all of the money is invested in the Variable Sub-Accounts and that the Account Value is $80,000.00 just prior to a $20,000.00 withdrawal. The Account Value on the Death Benefit Date is $60,000.00.

The Basic Death Benefit is the greatest of:
Account Value	=	$ 60,000.00

Adjusted Purchase Payments*	=	$ 75,000.00
The Basic Death Benefit would therefore be:		$ 75,000.00

*Adjusted Purchase Payments can be calculated as follows: Payments x (Account Value after withdrawal divided by Account Value before withdrawal) $100,000.00 x ($60,000.00 divided by $80,000.00)

APPENDIX D -
CALCULATION FOR PURCHASE PAYMENT INTEREST (BONUS CREDIT)

Example 1:

If you select Option A, the 2% Bonus Option, we will credit Purchase Payment Interest on all Purchase Payments made during the first Contract Year. On each fifth Contract Anniversary, we will credit additional Purchase Payment Interest of 2% based on your Account Value, illustrated below:

Initial Purchase Payment of $50,000.00 receives 2% Purchase Payment Interest of $1,000.00.

Subsequent Purchase Payment in the first Contract Year of $20,000.00 receives 2% Purchase Payment Interest of $400.00.

Suppose the Account had not gained any earnings or interest during the first 5 Contract Years and the Account Value is $71,400.00 (sum of all Purchase Payments and Purchase Payment Interest), we will credit your Account with an additional 2% ($1,428.00).

Using the same Purchase Payments as above, suppose your value on the fifth Contract Anniversary is $74,970.00. We will credit your Account with an additional 2% of Purchase Payment Interest (equal to $1,499.40).

This 2% Purchase Payment Interest will occur on every fifth Contract Anniversary (i.e., 5th, 10th, 15th).

Example 2: Option B with no Withdrawals

If you select Option B, the 3% Bonus Option the amount we will credit to your Contract depends on the size of your Net Purchase Payments. The scale is as follows:

Net Purchase Payments less than $100,000.00 will receive	3%
Net Purchase Payments between $100,000.00 through $499,999.99 will receive	4%
Net Purchase Payments greater than or equal to $500,000.00 will receive	5%

Therefore, if your initial investment is $50,000.00, your Purchase Payment Interest will equal 3% of $50,000, or $1500.00.

If you make additional Payments that cause your total Net Purchase Payments to exceed $100,000.00, these Purchase Payments will receive either a 4% or 5% bonus, using the above scale. As an example:

Initial Purchase Payment of $50,000.00 will receive 3% Purchase Payment Interest. A second Purchase Payment of $80,000.00 will result in Net Purchase Payments of $130,000.00. Thus, the $80,000.00 will receive Purchase Payment Interest of 4% equal to $3,200.00.

Suppose a third Purchase Payment of $400,000.00 is made. This will bring the Net Purchase Payments to $530,000.00. This $400,000.00 will receive Purchase Payment Interest of 5% equal to $20,000.00.

This Account now has total Net Purchase Payments of $530,000.00 and total Purchase Payment Interest of $24,700.00.

In addition to the Purchase Payment Interest paid at the time of each Payment, we will review your first Contract Anniversary to ensure that all Net Purchase Payments receive the Purchase Payment Interest as described in the above scale. Using the above scenario as an example, upon the first Contract Anniversary, we will credit your Account an additional $1800.00, which is equal to:

Total Net Purchase Payments of $530,000.00 x 5%	=	$26,500.00
Total Purchase Payment Interest received	=	$24,700.00
First Contract Anniversary Adjustment	=	$ 1,800.00

Example 3: Option B with a Withdrawal.

Using the same example as above, suppose that before the first Contract Anniversary you take a withdrawal of $20,000.00. The annual Purchase Payment Interest adjustment would be calculated as follows:

Because your Net Purchase Payments are $510,000.00 ($530,000.00 -$20,000.00 withdrawal), your Purchase Payment Interest on all Net Purchase Payments should be 5%.
Your initial Payment of $50,000.00 received 3%
Your second Payment of $80,000.00 received 4%
Your third Payment of $400,000.00 received the 5%

Your first two Payments minus the withdrawal will receive additional Purchase Payment Interest. This will bring your total Net Purchase Payments up to 5%.
$50,000.00 x 2%	=	$1,000.00
$80,000.00 - $20,000.00 = $60,000.00 x 1%	=	$ 600.00
Total credit due	=	$1,600.00

On your first Contract Anniversary we will credit your Account with an additional Purchase Payment Interest of $1600.00.

APPENDIX E -
SECURED RETURNS 2 BENEFIT EXAMPLES

All of the following examples are based upon the assumption that you purchased a Contract on January 1, 2005 with an initial Purchase Payment of $100,000 and you selected the Secured Returns 2 Program. Your initial GLB amount equals your deposit amount of $100,000.

EXAMPLE 1: Low investment performance; no WB election.
●

Assume that you did not elect the WB plan at any time and that your Designated Funds have had low investment performance. Since your Account Value was below the GLB amount of $100,000 from January 1, 2010 through January 1, 2015, the step-up feature is not available.

●	Assume that on January 1, 2015, your Account Value is $85,000. Assume that your total rider charges to date are $4,625.
●	Since your Account Value is less than your GLB amount by $15,000, an amount equal to $15,000 will be deposited into your Contract ($100,000 - $85,000).
●	If Secured Returns 2 is still available to new Owners, you may elect to renew your participation in the Program with a new GLB amount of $100,000 at the cost and terms available to new Owners.

EXAMPLE 2: Low investment performance; no WB election, Step-up elected.
●

Assume that you did not elect the WB plan at any time and that your Designated Funds have had low investment performance. However, assume that your Account Value was $150,000 on January 1, 2010. Since this amount is greater than your GLB amount, you may step-up to a new 10 year period, with a new GLB amount of $150,000. Assume that you do elect to step-up.

●

Your new GMAB rider maturity date is now January 1, 2020 (ten years after the date of the step-up). Assume that on January 1, 2020, your Account Value is $130,000. Assume that your total rider charges to date are $10,125.

●	Since your Account Value is lower than your stepped-up GLB by $20,000, an amount equal to $20,000 will be deposited into your Contract ($150,000 - $130,000).
●	If Secured Returns 2 is still available to new Owners, you may elect to renew your participation in the Program with a new GLB amount of $150,000 at the cost and terms available to new Owners.

EXAMPLE 3: High investment performance; no WB election, Refund applies.
●

Assume that you did not elect the WB plan at any time and that your Designated Funds have had high investment performance. Assume that your Account Value was $150,000 on January 1, 2010. Since this amount is greater than your GLB amount, you may step-up to a new 10-year period, with a new GLB amount of $150,000. Assume that you do not elect to step-up.

●	Assume that on January 1, 2015, your Account Value is $200,000. Assume that your total rider charges to date are $7,500.
●	Because your Account Value is greater than the GLB amount of $100,000, your account will be credited with the amount of your rider charges, increasing your Account Value to $207,500.
●	If Secured Returns 2 is still available to new Owners, you may elect to renew your participation in the Program with a new GLB amount of $207,500 at the cost and terms available to new Owners.

EXAMPLE 4: Low investment performance; WB election.
●	Assume that you elect the WB plan at the beginning of the second Contract Year and then choose to systematically withdraw the maximum WB amount (i.e., 7% of the $100,000 GLB amount, or $7,000).
●	On December 31, 2006, your GLB amount will be $93,000. Assume that, on this date, your Account Value is $91,000.
●

On December 31, 2007, your GLB amount will be $86,000. Assume that, on this date, your Account Value is $80,000. The $7,000 withdrawals continue for seven more years. Assume that from January 1, 2010 through December 31, 2014, your Account Value is less than your remaining GLB amount. Therefore, the step-up feature is not available.

●	On December 31, 2014, your GLB amount will be $37,000. Assume that, on this date, your Account Value is $0.
●	These withdrawals of $7,000 continue until the GLB amount runs out in year 2020. At that time, Secured Returns 2 terminates and no renewal is available.

EXAMPLE 5: High investment performance; WB election, Step-up elected.
●	Assume that you elect the WB plan at the beginning of the second Contract Year and then choose to systematically withdraw the maximum WB amount (i.e., 7% of the $100,000 GLB amount, or $7,000).
●	On December 31, 2006, your GLB amount will be $93,000. Assume that, on this date, your Account Value is $95,000.
●

On December 31, 2007, your GLB amount will be $86,000. Assume that, on this date, your Account Value is $90,000. The $7,000 withdrawals continue for two more years. Assume that on January 1, 2010, your Account Value is $80,000 and your remaining GLB amount is $72,000. Since your Account Value is greater than your remaining GLB amount, you may step-up your GLB amount to $80,000. Assume you elect to step-up. Your maximum WB amount is calculated as 7% of $80,000 = $5,600. However, since this is less than your current maximum WB amount of $7,000, your maximum WB amount will remain at $7,000.

●	Assume you continue to withdraw $7,000 per year for four more years. On December 31, 2013, your GLB amount will be $52,000. Assume that, on this date, your Account Value is $56,000.
●	These $7,000 withdrawals continue. On December 31, 2020, the GLB amount equals $3,000. Assume that, on this date, your Account Value equals $20,000.
●

Assume that you withdraw $3,000 on February 12, 2021. At this time, the GLB amount is exhausted and Secured Returns 2 terminates and the annual fee stops. However, because there is a remaining Account Value, the Contract continues. No Secured Returns 2 renewal is available.

EXAMPLE 6: Withdrawals under the AB Plan; low investment performance.
●	Assume that you did not elect the WB plan at any time.
●	Assume that on January 1, 2006, you withdraw 10% of your Account Value of $110,000 (or $11,000). Your Account Value is now $99,000.
●	On January 1, 2006, your GLB amount will be reset to $90,000 (the previous GLB amount reduced proportional to the amount of Account Value withdrawn).
●	Assume you make no more withdrawals or deposits and that your Account Value on January 1, 2015 is $87,000. Assume that your total rider charges to date are $4,710.
●	Since your Account Value is less than your GLB amount by $3,000, an amount equal to $3,000 will be deposited into your Contract ($90,000 - $87,000).
●	If Secured Returns 2 is still available to new Owners, you may elect to renew your participation in Secured Returns 2 with a new GLB amount of $90,000 at the cost and terms available to new Owners.

EXAMPLE 7: Withdrawals under the WB Plan; low investment performance.
●

Assume that you elect the WB plan at the beginning of your second Contract Year. The maximum WB amount would be $7,000 (i.e., 7% of the $100,000 GLB amount). However, assume no withdrawals are made. On July 1, 2006, assume that your Account Value is $95,000. The GLB amount is still $100,000, and the maximum WB amount is still $7,000.

●	Assume that you make a withdrawal of $5,000 on September 3, 2006. Your GLB amount is now $95,000. Assume that your Account Value is now $88,000.
●

Assume that you make another withdrawal of $5,000 on April 5, 2007. This is now a new Contract Year, so the maximum WB amount has not been exceeded yet. Your GLB amount is now $90,000. Assume that your Account Value is now $80,000.

●

Assume that you make another withdrawal of $5,000 on September 18, 2007. Your total withdrawals in the current Contract Year are now $10,000 and exceed the WB maximum of $7,000. Assume that your Account is $79,000 just before the withdrawal, and $74,000 just after the withdrawal.

●

Because your withdrawals exceeded the maximum WB amount, your GLB amount is reduced to the lesser of your previous remaining GLB amount reduced dollar for dollar for the withdrawal ($90,000 - $5,000), and your current Account Value ($74,000). Therefore, your new GLB amount is $74,000. Your maximum WB amount is reduced so that the date on which the GLB expires will be the same date it would have expired had the maximum WB been withdrawn every year (i.e., ($90,000 - $2,000) / $7,000 = 12.57 years). Thus the new maximum WB amount becomes $5,887 ($74,000 / 12.57).

EXAMPLE 8: Withdrawals under the WB Plan; high investment performance, Step-up elected.
●

Assume that you elect the WB plan at the beginning of your second Contract Year. The maximum WB amount would be $7,000 (i.e., 7% of the $100,000 GLB amount). However, assume you make no withdrawals. On February 1, 2010, assume that your Account Value is $124,000. Since your Account Value is greater than your GLB amount, you may step-up your GLB amount to $124,000. Assume that you do not step-up. Your GLB amount is still $100,000, and the maximum WB amount is still $7,000.

●

Assume that you make a withdrawal of $5,000 on March 3, 2010. Your GLB amount is now $95,000. Assume that your Account Value is now $120,000. Since your Account Value is greater than your remaining GLB amount, you may step-up your GLB amount to $120,000. Assume that you do step-up. Your maximum WB amount is calculated as 7% of $120,000 = $8,400. Since this is greater than your current maximum WB amount of $7,000, your maximum WB amount increases to $8,400.

●

Assume that you wish to make another withdrawal on October 5, 2010. Because you have already withdrawn $5,000 in the current Contract Year, you can withdraw $3,400 ($8,400 - $5,000) without exceeding your WB maximum. Assume that you withdraw this $3,400. Your GLB amount is now $116,600 ($120,000 - $3,400). Assume that your Account Value is now $118,000.

●

On January 2, 2011 you begin a new Contract Year. Therefore, you can withdraw $8,400 in this new Contract Year without exceeding your WB maximum. Assume that you do withdraw $8,400 in this Contract Year. On December 31, 2011, the GLB amount equals $108,200. Assume that, on this date, your Account Value equals $110,000.

●	Assume that you continue to withdraw $8,400 each Contract Year. On December 31, 2023, the GLB amount equals $7,400. Assume that, on this date, your Account Value equals $30,000.
●

Assume that you withdraw $7,400 on March 12, 2024. At that time, the GLB amount is exhausted and Secured Returns 2 terminates and the annual fee stops. However, because there is a remaining Account Value, the Contract continues. No Secured Returns 2 renewal is available.

EXAMPLE 9: Withdrawals with Sub-deposits under the AB Plan; low investment performance.
●	Assume that you did not elect the WB Plan at any time.
●	On June 1, 2010, you deposit an additional $80,000.
●	On June 1, 2010, your GLB amount is $168,000 [$100,000 + ($80,000 x 85%)]
●	Assume that, on June 1, 2011, you withdraw $40,000 and that your Account Value is $240,000 at this time. After the withdrawal, your Account Value is $200,000.
●	On June 1, 2011, your GLB amount is reset to $140,000. This equals the previous GLB amount reduced proportional to the amount of Account Value withdrawn, or $168,000 x [1 - (40,000/240,000)].
●	Assume you make no more withdrawals or deposits and that your Account Value on January 1, 2015, is $125,000. Assume that your total rider charges to date are $6,670.
●	Since your Account Value is less than your GLB amount by $15,000, an amount equal to $15,000 will be deposited into your Contract ($140,000 - $125,000).
●	If Secured Returns 2 is still available to new Owners, you may elect to renew your participation in Secured Returns 2 with a new GLB amount of $140,000 at the cost and terms available to new Owners.

EXAMPLE 10: Step-up and Sub-deposits under the AB Plan; high investment performance, Step-up elected, Refund applies.
●

Assume that you did not elect the WB Plan at any time and that your Designated Funds had high investment performance. Assume that your Account Value is $150,000 on January 1, 2010. Since this amount is greater than your GLB amount, you may step-up to a new 10 year period, with a new GLB amount of $150,000. Assume that you do elect to step-up.

●	On June 1, 2011, you deposit an additional $80,000.
●

On June 1, 2011, your GLB amount is $230,000 [$150,000 + ($80,000 x 100%)]. Since it has only been one year since the step-up was elected, the GLB amount is increased by 100% of the new deposit amount.

●

Your new GMAB rider maturity date is now January 1, 2020 (ten years after the date of the step-up). Assume that on January 1, 2020 your Account Value is $280,000. Assume that your total rider charges to date are $15,130.

●	Because your Account Value is greater than the GLB amount of $230,000, your account will be credited with the amount of your rider charges, increasing your Account Value to $295,130.
●

If Secured Returns 2 is still available to new Owners, you may elect to renew your participation in the Secured Returns 2 with a new GLB amount of $295,130 at the cost and terms available to new Owners.

EXAMPLE 11: Withdrawals with Sub-deposits under the WB Plan.
●	Assume that you elect the WB plan at the beginning of the second Contract Year and then choose to systematically withdraw the maximum WB amount (i.e., 7% of the $100,000 GLB amount, or $7,000).
●	On January 1, 2007, your GLB amount will be $93,000. Assume that, on this date, your Account Value is $91,000.
●	On January 6, 2007, you make an additional deposit of $50,000.
●	Your GLB amount is reset to $143,000 ($93,000 + $50,000).
●	Your maximum WB amount is reset to $10,500 [$7,000 + (7% x $50,000)].
●	Assume you increase your annual withdrawals to equal the maximum WB amount of $10,500.
●	On January 1, 2008, your GLB amount is $132,500 ($143,000 - $10,500). Assume that you make no additional deposits and the maximum WB amount is withdrawn annually.
●

Assume that on January 1, 2016, your Account Value is $0. Your GLB amount will be $48,500 [$132,500 - ($10,500 x 8 years)]. Withdrawals of $10,500 will continue until the GLB amount runs out in year 2020. At that time, the Secured Returns 2 terminates and no Secured Returns 2 renewal is available.

EXAMPLE 12: Calculation of Explicit Rider Charges.
●

Assume that you did not elect the WB plan at any time. Assume that your Account Value increases at an annual rate of 5% per year throughout the next ten years. Also assume that you do not elect to step-up at any time.

●

On March 31, 2005, your Account Value before the charge for Secured Returns 2 is taken is $101,196.79. The charge deducted on March 31, 2005 is $126.50 ($101,196.79 x .00125). Therefore, your ending Account Value on March 31, 2005 is $101,070.29 ($101,196.79 - $126.50).

●

On June 30, 2005, your Account Value before the charge for Secured Returns 2 is taken is $102,307.23. The fee deducted on June 30, 2005 is $127.88 ($102,307.23 x .00125). Therefore, your ending Account Value on June 30, 2005 is $102,179.35 ($102,307.23 - $127.88).

●

On September 30, 2005, your Account Value before the charge for Secured Returns 2 is taken is $103,443.69. The fee deducted on September 30, 2005 is $129.30 ($103,443.69 x .00125). Therefore, your ending Account Value on September 30, 2005 is $103,314.39 ($103,443.69 - $129.30).

●

This pattern continues until the maturity date for your Benefit of January 1, 2015. On that date, your Account will be credited with a payment. If your current Account Value is less than your current GLB amount, then your Account will be credited with the difference between these two amounts. If your current Account Value is greater than your current GLB amount, then your Account will be credited with the sum of all of Secured Returns 2 charges that have been made. Note that if Secured Returns 2 was revoked or cancelled before the maturity date for your Benefit of January 1, 2015, then no Secured Returns 2 credit will be made to your Account.

●

If Secured Returns 2 is still available to new Owners, you may elect to renew your participation in Secured Returns 2 with a new GLB amount equal to the ending January 1, 2015 Account Value at the cost and terms available to new Owners.

APPENDIX F -
SECURED RETURNS BENEFIT

The optional living benefit rider "Secured Returns Benefit" was available for on all Contracts issued prior to September 7, 2004. Subject to state availability, after September 7, 2004, a new enhanced living benefit rider, "Secured Returns 2", became available under the Contract. The following information applies to your Contract if you purchased your Contract prior to the date Secured Returns 2 became available in your state and you have not elected to replace your Secured Returns Benefit with the Secured Returns 2.

The Secured Returns Benefit ("Benefit") guarantees a return of your Purchase Payments (adjusted for subsequent Purchase Payments and withdrawals), regardless of the investment performance of the underlying funds, provided that you comply with certain Benefit requirements. The amount guaranteed can be greater than or less than your Account Value.

To participate in the Secured Returns Benefit, all of your Account Value must be invested in one or more of the "Designated Funds" during the entire term of the plan: a 10-year period under the AB Plan or, if you elected the WB Plan, until your guaranteed amount is reduced to zero. Your application lists the only Funds and asset allocation models that currently qualify as "Designated Funds." We reserve the right to change the available Designated Funds on new and existing Contracts without prior notice. Any time there is a change, your Account Value will remain in the current Designated Funds, but future transfers or Purchase Payments may be allocated only to the Designated Funds then available.

If you elect the Secured Returns Benefit with the basic death benefit, we will assess your Contract an annual charge of 0.40% of your average daily net assets. If you elect the Secured Returns Benefit with the EEB Premier rider, we will assess your Contract an annual charge of 0.65% of your average daily net assets. We will continue to deduct this annual charge until you annuitize or your Secured Returns Benefit expires or is revoked. Cancellation of the Benefit (caused by a transfer out of the Designated Funds or a Purchase Payment allocation to a non-Designated Fund) may not terminate the annual charge.

Anytime after your 7th Contract Anniversary, the Secured Returns Benefit may be revoked. Once revoked, the Benefit may not be reinstated. After the Benefit has been revoked, your insurance charges will be reduced by 0.40% of your average daily Account Value. If you elect the Benefit in combination with the EEB Premier rider, the optional death benefit rider will not be revoked and the charge of the rider (0.25% of your average daily Account Value) will continue.

Transfers among the Designated Funds are permitted as described under "Transfer Privilege." If however you transfer some or all of your Account Value out of the Designated Funds into another investment option offered under your Contract, the Secured Returns Benefit will be automatically cancelled. Likewise, if you allocate one or more subsequent Purchase Payments to an investment option other than one of the Designated Funds, the Secured Returns Benefit will be cancelled.

Once the Benefit has been cancelled, it cannot be reinstated. After the cancellation of the Benefit, you will continue to pay the annual charge for the Benefit until your 7th Contract Anniversary. After your 7th Contract Anniversary, your insurance charges will be reduced by 0.40% of your average daily Account Value. If you elected the Benefit in combination with the EEB Premier rider, the optional death benefit rider will not be cancelled and the cost of such rider (0.25% of your average daily Account Value) will remain.

If you elect the Secured Returns Benefit, you may choose to receive your Secured Returns Benefit under one of two plans: the Guaranteed Minimum Accumulation Benefit ("AB") Plan or the Guaranteed Minimum Withdrawal Benefit ("WB") Plan. You are automatically enrolled in the AB Plan at the time you elect the Secured Returns Benefit. Any time prior to your 81st birthday, you may elect instead to receive your Secured Returns Benefit under the WB Plan. There is no waiting period for participation in the WB Plan, but you must make your election prior to your 10th Contract Anniversary or annuitization, whichever is earlier. Once you elect to participate in the WB Plan, you may not change your election to the AB Plan. If you do not specifically elect the WB Plan, you will be deemed to have elected to remain in the AB Plan.

All withdrawals under the Secured Returns Benefit are subject to withdrawal charges if they are in excess of the annual free withdrawal amount. (See "Free Withdrawal Amount" under "Withdrawal Charge.") In addition, if you have elected the Secured Returns Benefit, but have not yet elected to participate in the WB Plan, any withdrawals you make will reduce your GLB amount proportionally to the amount of Account Value withdrawn. For examples showing how withdrawals affect your benefits under the Secured Returns Benefit, see Examples 5 through 8 below.

If you elected to participate in the AB Plan and you remained in the Plan for the entire 10-year period, you may elect to renew your participation in the Secured Returns Benefit, provided that we are still offering the Benefit to new Owners. Upon renewal, the annual charge for participation in the Benefit will be extended under the terms and conditions applicable to new Owners at that time. If renewal in the Secured Returns Benefit is not available, or is available but you make no election to renew your participation in the Benefit, all further benefits under the Benefit will be discontinued. We reserve the right to stop offering the optional Secured Returns Benefit to new Owners. If we do so, renewals will no longer be available.

If you elected to participate in the WB Plan during your initial 10-year period, you may not renew your participation in the Secured Returns Benefit.

Under the terms of the Guaranteed Minimum Accumulation Benefit ("AB") Plan, on your 10th Contract Anniversary, we will credit your Account Value with any excess of your Guaranteed Living Benefit Amount ("GLB amount") over your Account Value after the application of any other Contract transactions. Any such amount will be allocated on a pro rata basis to all Designated Funds in which you are invested at that time. Your GLB amount is equal to the sum of 100% of your initial Purchase Payment plus a specified percentage of any subsequent Purchase Payments, adjusted in amount for partial withdrawals. One or more subsequent Purchase Payments during the 10-year period will not restart the 10-year period. For each subsequent Purchase Payment after the second Contract Anniversary, we will guarantee the return of less than 100% of the Purchase depending upon the Contract Year in which it was made, as follows:

Contract Year in which Purchase Payment was made	Percentage Guaranteed
1-2	100%
3-5	85%
6-8	70%
9-10	60%

For examples of how we calculate benefits under the AB Plan, see Examples 1 and 2 below. Note that the timing and amount of subsequent Purchase Payments may affect the total Secured Returns Benefit.

To calculate the GLB amount after a partial withdrawal under the AB Plan, we multiply the GLB amount immediately before the withdrawal by the ratio of the Account Value immediately after the withdrawal to the Account Value immediately before the withdrawal. (See Examples 5 and 7 below.)

If you (as Participant) die while the AB Plan is still in force, all benefits and charges under Secured Returns Benefit will automatically terminate when we receive Due Proof of Death, unless your surviving spouse is the sole Beneficiary. Your surviving spouse may elect to continue the Contract. If such election is made, the same Secured Returns Benefit will apply. Your surviving spouse can elect the WB Plan at any time prior to the earliest of annuitization, the surviving spouse's 81st birthday, and your 10th Contract Anniversary. If your surviving spouse does not elect the WB Plan, the AB Plan will continue. In such case, the benefits under AB Plan will be determined according to the original 10-year period. In all cases, the GLB amount will not reset upon your death.

Under the terms of the Guaranteed Minimum Withdrawal Benefit ("WB") Plan, you may withdraw up to a set dollar amount from your Account Value each year until your remaining GLB amount equals zero. This set dollar amount, or "maximum WB amount," is equal to 7% of the GLB amount on the date you elect to participate in the WB Plan. You are not required to make any withdrawals after you have elected the WB Plan; however, if you withdraw more than the maximum WB amount in any Contract Year, your remaining RGLB amount may be adversely affected. You should be aware that a withdrawal in excess of the maximum WB amount might significantly reduce your Secured Returns Benefits if your Account Value is less than the remaining GLB amount. In addition, the value you will receive upon a full withdrawal, or "surrender" of your Contract, will be your Contract's Surrender Value and not the remainingGLB amount. Any subsequent Purchase Payment made after you have elected the WB Plan, and before your fourth Contract Anniversary, will increase your remaining GLB amount by 100% of such subsequent Purchase Payment. Your maximum WB amount will increase by 7% of such subsequent Purchase Payment. After your fourth Contract Anniversary, you may not make any additional Purchase Payments if you have elected the WB Plan.

For examples of how we calculate benefits under the WB Plan, see Examples 3 and 4 below.

Once you have elected to participate in the WB Plan, withdrawals of no more than the maximum WB amount will reduce your remaining GLB amount dollar for dollar. If you are participating in the WB Plan and you withdraw, in any one Contract Year, more than the current maximum WB amount, your remaining GLB amount will be reduced to equal the lesser of:
(a)	your previous remaining GLB amount reduced dollar for dollar by the amount of the withdrawal, or

(b)	your Account Value.

If (b), above, is less than (a), then your maximum WB amount will be reduced so that the new remaining GLB amount will expire on the same date it would have had the maximum WB amount been withdrawn every year thereafter. (See Example 6 below.)

The maximum WB amount is not cumulative. That is to say, if you withdraw less than the maximum WB amount in any one Contract Year, you cannot add that unused portion to withdrawals made in future years to exceed the maximum WB amount.

Under the WB Plan, your Secured Returns benefits will continue until your remaining GLB amount is reduced to zero, even if your Account Value drops to zero. If your Account Value drops to zero, no subsequent Purchase Payment will be accepted and no death benefit will be payable. We will however, continue to pay the maximum WB amount each Contract Year while you are alive until your remaining GLB amount has been reduced to zero.

If you (as Participant) die while the WB Plan is in force and your surviving spouse, as the sole Beneficiary, elects to continue the Contract, the Secured Returns Benefit will continue on the same terms, for your surviving spouse, even though the Account Value may have been enhanced under the provisions of the death benefit. (See "Spousal Continuance " under "DEATH BENEFIT.") In all other situations, the Beneficiary may elect to exercise any of the available options under the Death Benefit provisions of the Certificate, or in the alternative, to receive the maximum WB amount on an annual basis until the remaining GLB amount has been reduced to zero.

ALL OF THE FOLLOWING EXAMPLES ARE BASED UPON THE ASSUMPTION YOU SELECTED THE SECURED RETURNS BENEFIT ON OR BEFORE YOUR ISSUE DATE.

Examples 1 through 4 demonstrate how we calculate your Secured Returns Benefit assuming you make no subsequent Purchase Payments and you make no withdrawals other than those satisfying the maximum WB amount under the WB Plan. Examples 1 and 2 show your benefit under the AB Plan, and Examples 3 and 4 show your benefit under the WB Plan.

EXAMPLE 1: Low investment performance; no WB election.
●

Assume that on January 1, 2003, you purchased a Contract with an initial Purchase Payment of $100,000. Assume that you did not elect the WB plan at any time and that your Designated Funds have had low investment performance.

●

Assume that on January 1, 2013, your Account Value is $85,000. On that date, your Account Value will be increased by $15,000 ($100,000 - $85,000). If the Secured Returns Benefit is still available to new Owners, you may elect to renew your participation in the Benefit with a new GLB amount of $100,000 at the cost and terms available to new Owners.

EXAMPLE 2: High investment performance; no WB election
●

Assume that on January 1, 2003, you purchased a Contract with an initial Purchase Payment of $100,000. Assume that you did not elect the WB plan at any time and that your Designated Funds have had high investment performance.

●

Assume that on January 1, 2013, your Account Value is $200,000. Because your Account Value is greater that the GLB amount of $100,000, your Account Value will not be increased. If the Secured Returns Benefit is still available to new Owners, you may elect to renew your participation in the Benefit with a new GLB amount of $200,000 at the cost and terms available to new Owners.

EXAMPLE 3: Low investment performance; WB election
●

Assume that on January 1, 2003, you purchased a Contract with an initial Purchase Payment of $100,000. Assume that you elected the WB plan at issue and choose to systematically withdraw the maximum WB amount (i.e., 7% of the $100,000 or $7,000).

●	On December 31, 2003, your remaining GLB amount will be $93,000 ($100,000 - $7,000). Assume that, on that date, your Account Value is $91,000.

●	On December 31, 2004, your remaining GLB amount will be $86,000 ($93,000 - $7,000). Assume that, on that date, your Account Value is $80,000. These withdrawals continue for seven more years.

●

On December 31, 2011, your remaining GLB amount will be $37,000 ($86,000 - ($7,000 x 7 years)). Assume that, on that date, your Account Value is $0. These withdrawals of $7,000 continue until the remaining GLB amount runs out in year 15, after the final withdrawal of $2,000 has been taken. At that time, the Benefit terminates and no renewal applies.

EXAMPLE 4: High investment performance; WB election
●	Assume that you elected the WB plan at issue and choose to systematically withdraw the maximum WB amount (i.e., 7% of the $100,000 or $7,000).

●	On December 31, 2003, your remaining GLB amount will be $93,000 ($100,000 - $7,000). Assume that, on that date, your Account Value is $91,000.

●	On December 31, 2004, your remaining GLB amount will be $86,000 ($93,000 - $7,000). Assume that, on that date, your Account Value is $90,000. These withdrawals continue for seven more years.

●	On December 31, 2011, your remaining GLB amount will be $37,000 ($86,000 - ($7,000 x 7 years)). Assume that, on that date, your Account Value is $50,000. These withdrawals continue for 5 more years.

●	On December 31, 2016, the remaining GLB amount equals $2,000 ($37,000 - ($7,000 x 5 years)). Assume the Account Value equals $30,000.

●

Assume that, on December 31, 2017, your withdraw the remaining $2,000 to exhaust the remaining GLB amount. The Secured Returns Benefit thus terminates and the annual fee stops. However, because there is a remaining Account Value, the Contract continues. No renewal is available.

Examples 5 through 8 demonstrate how withdrawals and subsequent Purchase Payments affect your Secured Returns Benefit. Examples 5 and 7 show how withdrawals affect your benefits under the AB Plan. Example 6 shows the effect of withdrawing more than the maximum WB amount under the WB Plan in any one Contract Year. Examples 7 and 8 show the effects of making subsequent Purchase Payments.

EXAMPLE 5: Withdrawals Under the AB Plan
●	Assume that on January 1, 2003, you purchased a Contract with an initial Purchase Payment of $100,000. Your GLB amount is $100,000.

●

Assume that on January 1, 2004, your Account Value is $110,000 and you withdraw 10% of your Account Value (or $11,000). Your GLB amount will be reset to $90,000, i.e., the previous GLB amount ($100,000) reduced proportional to the amount of Account Value withdrawn (10%), or $100,000 - (10% of $100,000).

●

Assume you make no more withdrawals or deposits and that your Account Value, on January 1, 2013, is $85,000. Your Account Value will be increased by $5,000 ($90,000 - $85,000). If the Secured Returns Benefit is still available to new Owners, you may elect to renew your participation in the Benefit, at the cost and terms available to new Owners, with a new GLB amount of $90,000.

EXAMPLE 6: Withdrawals Under the WB Plan
●

Assume that on January 1, 2003, you purchased a Contract with an initial Purchase Payment of $100,000. Assume that you elected the WB Plan at issue. Your maximum WB amount would be $7,000 (i.e., 7% of the $100,000).

●	Assume that, on January 1, 2004, your Account Value is $95,000. Assume that no withdrawals have been made. Your remaining GLB amount is still $100,000 and your maximum WB amount is still $7,000.

●

Assume that, on September 3, 2004, your Account Value is $93,000 and you withdraw $5,000. Your Account Value is thus reduced to $88,000, and your remaining GLB amount is reduced to $95,000. Your maximum WB amount is still $7,000; however, you can only withdraw $2,000 more this Contract Year without exceeding your maximum WB amount for the Contract Year.

●

Assume that, on January 4, 2005, your Account Value is $85,000 and you withdraw another $5,000. Your Account Value is thus reduced to $80,000. This is now a new Contract Year, so the maximum WB amount has not yet been exceeded. Your remaining GLB amount is reduced to $90,000. Your maximum WB amount is still $7,000; however, you can only withdraw $2,000 more this Contract Year without exceeding your maximum WB amount for the Contract Year.

●

Assume that, on November 4, 2005, your Account Value is $79,000 and you withdraw another $5,000. Your Account Value is thus reduced to $74,000. Your total withdrawals for the current Contract Year equal $10,000 ($5,000 + $5,000), a total of $3,000 in excess of your maximum WB amount. Your remaining GLB amount is thus reduced to $74,000; i.e., the lesser of your Account Value ($74,000) and your previous remaining GLB amount reduced dollar for dollar by the withdrawal ($90,000 - $5,000). Your maximum WB amount is reduced so that the date on which the remaining GLB amount expires will be the same date it would have expired had the maximum WB been withdrawn every year, i.e., ($90,000 - $2,000) / $7000 = 12.57 years. Thus the maximum WB amount will become $5,887 ($74,000/12.57).

EXAMPLE 7: Withdrawals with Subsequent Purchase Payments under the AB Plan
●	Assume that on January 1, 2003, you purchased a Contract with an initial Purchase Payment of $100,000. Assume that you did not elect the WB Plan at any time.

●	On June 1, 2007, you make a subsequent Purchase Payment of $100,000. Your GLB amount is now $185,000, i.e., ($100,000 x 100%) + ($100,000 x 85%).

●

Assume that, on June 1, 2009, your Account Value is $240,000 and you withdraw $40,000. Your Account Value is reduced to $200,000. Your GLB amount is reset to $154,167, i.e., the previous GLB amount reduced proportional to the amount of Account Value withdrawn, or $185,000 x ($200,000/$240,000). Assume you make no more withdrawals or subsequent Purchase Payments.

●

Assume that, on January 1, 2013, your Account Value is $125,000. On that date, your Account Value will be increased by $29,167 ($154,167 - $125,000). If the Secured Returns Benefit is still available to new Owners, you may elect to renew your participation in the Benefit with a new GLB amount of $154,167 at the cost and terms available to new Owners.

EXAMPLE 8: Withdrawals with Subsequent Purchase Payments under the WB Plan
●

Assume that on January 1, 2003, you purchased a Contract with an initial Purchase Payment of $100,000. Assume that you elected the WB plan at issue and choose to systematically withdraw the maximum WB amount (i.e., 7% of the $100,000 or $7,000).

●	On January 1, 2004, your remaining GLB amount will be $93,000 ($100,000 - $7,000). Assume that, on that date, your Account Value is $91,000.

●

Assume that, on January 6, 2004, you make an additional deposit of $50,000. Your remaining GLB amount is reset to $143,000 ($93,000 + $50,000). Your maximum WB amount is reset to $10,500 ($7,000 + (7% x $50,000)). Assume you increase your annual withdrawals to equal the maximum WB amount of $10,500.

●

Assume that, on January 1, 2005, you withdraw the maximum WB amount of $10,500 and your remaining GLB amount is $132,500 ($143,000 - $10,500). Assume that no additional subsequent Purchase Payments are made and the maximum WB amount is withdrawn annually.

●

Assume that, on January 1, 2013, your Account Value equals $0. Your remaining GLB amount will be $48,500, i.e., ($132,500 - ($10,500 x 8 years). Withdrawals will continue until the remaining GLB amount is reduced to zero. No renewal of the Secured Returns Benefit is available.

APPENDIX G -
CONDENSED FINANCIAL INFORMATION

The following information should be read in conjunction with the Variable Account's financial statements appearing in the Statement of Additional Information. The $10 beginning value for each accumulation unit is as of the date the unit commenced, which was generally later than the first day of the year shown.

Fund	Price Level	Year	Accumulation Unit Value Beginning of Year	Accumulation Unit Value End of Year	Number of Accumulation Units End of Year Units

AIM V.I. Capital Appreciation Fund Series 2	01	2005	12.518	13.361	0
AIM V.I. Capital Appreciation Fund Series 2	01	2004	11.977	12.518	0
AIM V.I. Capital Appreciation Fund Series 2	01	2003	9.431	11.977	0
AIM V.I. Capital Appreciation Fund Series 2	01	2002	10.000	9.431	0

AIM V.I. Capital Appreciation Fund Series 2	02	2005	12.462	13.275	0
AIM V.I. Capital Appreciation Fund Series 2	02	2004	11.947	12.462	0
AIM V.I. Capital Appreciation Fund Series 2	02	2003	9.427	11.947	0
AIM V.I. Capital Appreciation Fund Series 2	02	2002	10.000	9.427	0

AIM V.I. Capital Appreciation Fund Series 2	03	2005	12.406	13.188	0
AIM V.I. Capital Appreciation Fund Series 2	03	2004	11.918	12.406	0
AIM V.I. Capital Appreciation Fund Series 2	03	2003	9.424	11.918	0
AIM V.I. Capital Appreciation Fund Series 2	03	2002	10.000	9.424	0

AIM V.I. Capital Appreciation Fund Series 2	04	2005	12.236	12.981	0
AIM V.I. Capital Appreciation Fund Series 2	04	2004	11.779	12.236	0
AIM V.I. Capital Appreciation Fund Series 2	04	2003	10.000	11.779	0

AIM V.I. International Growth Fund Series 2	01	2005	15.485	17.917	0
AIM V.I. International Growth Fund Series 2	01	2004	12.734	15.485	0
AIM V.I. International Growth Fund Series 2	01	2003	10.074	12.734	0
AIM V.I. International Growth Fund Series 2	01	2002	10.000	10.074	0

AIM V.I. International Growth Fund Series 2	02	2005	15.416	17.801	0
AIM V.I. International Growth Fund Series 2	02	2004	12.704	15.416	0
AIM V.I. International Growth Fund Series 2	02	2003	10.070	12.704	0
AIM V.I. International Growth Fund Series 2	02	2002	10.000	10.070	0

AIM V.I. International Growth Fund Series 2	03	2005	15.347	17.685	0
AIM V.I. International Growth Fund Series 2	03	2004	12.673	15.347	0
AIM V.I. International Growth Fund Series 2	03	2003	10.066	12.673	0
AIM V.I. International Growth Fund Series 2	03	2002	10.000	10.066	0

AIM V.I. International Growth Fund Series 2	04	2005	14.906	17.142	0
AIM V.I. International Growth Fund Series 2	04	2004	12.334	14.906	0
AIM V.I. International Growth Fund Series 2	04	2003	10.000	12.334	0

AIM V.I. Premier Equity Fund Series 2	01	2005	12.306	12.746	0
AIM V.I. Premier Equity Fund Series 2	01	2004	11.868	12.306	0
AIM V.I. Premier Equity Fund Series 2	01	2003	9.671	11.868	0
AIM V.I. Premier Equity Fund Series 2	01	2002	10.000	9.671	0

AIM V.I. Premier Equity Fund Series 2	02	2005	12.251	12.664	0
AIM V.I. Premier Equity Fund Series 2	02	2004	11.839	12.251	0
AIM V.I. Premier Equity Fund Series 2	02	2003	9.668	11.839	0
AIM V.I. Premier Equity Fund Series 2	02	2002	10.000	9.668	0

AIM V.I. Premier Equity Fund Series 2	03	2005	12.197	12.581	0
AIM V.I. Premier Equity Fund Series 2	03	2004	11.810	12.197	0
AIM V.I. Premier Equity Fund Series 2	03	2003	9.664	11.810	0
AIM V.I. Premier Equity Fund Series 2	03	2002	10.000	9.664	0

AIM V.I. Premier Equity Fund Series 2	04	2005	11.739	12.085	0
AIM V.I. Premier Equity Fund Series 2	04	2004	11.390	11.739	0
AIM V.I. Premier Equity Fund Series 2	04	2003	10.000	11.390	0

Alliance Bernstein Global Technology Portfolio	01	2005	14.684	14.962	1,050
Alliance Bernstein Global Technology Portfolio	01	2004	14.216	14.684	1,046
Alliance Bernstein Global Technology Portfolio	01	2003	10.057	14.216	446
Alliance Bernstein Global Technology Portfolio	01	2002	10.000	10.057	0

Alliance Bernstein Global Technology Portfolio	02	2005	14.619	14.865	0
Alliance Bernstein Global Technology Portfolio	02	2004	14.181	14.619	0
Alliance Bernstein Global Technology Portfolio	02	2003	10.053	14.181	0
Alliance Bernstein Global Technology Portfolio	02	2002	10.000	10.053	0

Alliance Bernstein Global Technology Portfolio	03	2005	14.554	14.768	0
Alliance Bernstein Global Technology Portfolio	03	2004	14.147	14.554	0
Alliance Bernstein Global Technology Portfolio	03	2003	10.049	14.147	0
Alliance Bernstein Global Technology Portfolio	03	2002	10.000	10.049	0

Alliance Bernstein Global Technology Portfolio	04	2005	12.789	12.951	0
Alliance Bernstein Global Technology Portfolio	04	2004	12.457	12.789	0
Alliance Bernstein Global Technology Portfolio	04	2003	10.000	12.457	0

Alliance Bernstein Large Cap Growth Portfolio	01	2005	11.819	13.344	4,787
Alliance Bernstein Large Cap Growth Portfolio	01	2004	11.098	11.819	4,849
Alliance Bernstein Large Cap Growth Portfolio	01	2003	9.152	11.098	1,814
Alliance Bernstein Large Cap Growth Portfolio	01	2002	10.000	9.152	0

Alliance Bernstein Large Cap Growth Portfolio	02	2005	11.767	13.257	11,513
Alliance Bernstein Large Cap Growth Portfolio	02	2004	11.071	11.767	12,103
Alliance Bernstein Large Cap Growth Portfolio	02	2003	9.148	11.071	3,903
Alliance Bernstein Large Cap Growth Portfolio	02	2002	10.000	9.148	0

Alliance Bernstein Large Cap Growth Portfolio	03	2005	11.714	13.171	19,846
Alliance Bernstein Large Cap Growth Portfolio	03	2004	11.044	11.714	23,540
Alliance Bernstein Large Cap Growth Portfolio	03	2003	9.144	11.044	11,885
Alliance Bernstein Large Cap Growth Portfolio	03	2002	10.000	9.144	0

Alliance Bernstein Large Cap Growth Portfolio	04	2005	11.702	13.130	1,113
Alliance Bernstein Large Cap Growth Portfolio	04	2004	11.055	11.702	1,299
Alliance Bernstein Large Cap Growth Portfolio	04	2003	10.000	11.055	1,386

Alliance Bernstein VP Growth and Income Portfolio	01	2005	14.014	14.410	6,635
Alliance Bernstein VP Growth and Income Portfolio	01	2004	12.819	14.014	6,442
Alliance Bernstein VP Growth and Income Portfolio	01	2003	9.865	12.819	2,071
Alliance Bernstein VP Growth and Income Portfolio	01	2002	10.000	9.865	0

Alliance Bernstein VP Growth and Income Portfolio	02	2005	13.951	14.316	8,426
Alliance Bernstein VP Growth and Income Portfolio	02	2004	12.787	13.951	9,043
Alliance Bernstein VP Growth and Income Portfolio	02	2003	9.861	12.787	2,812
Alliance Bernstein VP Growth and Income Portfolio	02	2002	10.000	9.861	0

Alliance Bernstein VP Growth and Income Portfolio	03	2005	13.889	14.223	15,273
Alliance Bernstein VP Growth and Income Portfolio	03	2004	12.756	13.889	16,486
Alliance Bernstein VP Growth and Income Portfolio	03	2003	9.857	12.756	8,419
Alliance Bernstein VP Growth and Income Portfolio	03	2002	10.000	9.857	0

Alliance Bernstein VP Growth and Income Portfolio	04	2005	12.787	13.067	1,491
Alliance Bernstein VP Growth and Income Portfolio	04	2004	11.768	12.787	1,585
Alliance Bernstein VP Growth and Income Portfolio	04	2003	10.000	11.768	1,736

Alliance Bernstein VP Worldwide Privatization Portfolio	01	2005	18.108	21.459	1,038
Alliance Bernstein VP Worldwide Privatization Portfolio	01	2004	14.859	18.108	1,038
Alliance Bernstein VP Worldwide Privatization Portfolio	01	2003	10.565	14.859	0
Alliance Bernstein VP Worldwide Privatization Portfolio	01	2002	10.000	10.565	0

Alliance Bernstein VP Worldwide Privatization Portfolio	02	2005	18.027	21.320	0
Alliance Bernstein VP Worldwide Privatization Portfolio	02	2004	14.823	18.027	0
Alliance Bernstein VP Worldwide Privatization Portfolio	02	2003	10.561	14.823	0
Alliance Bernstein VP Worldwide Privatization Portfolio	02	2002	10.000	10.561	0

Alliance Bernstein VP Worldwide Privatization Portfolio	03	2005	17.946	21.182	0
Alliance Bernstein VP Worldwide Privatization Portfolio	03	2004	14.787	17.946	0
Alliance Bernstein VP Worldwide Privatization Portfolio	03	2003	10.557	14.787	0
Alliance Bernstein VP Worldwide Privatization Portfolio	03	2002	10.000	10.557	0

Alliance Bernstein VP Worldwide Privatization Portfolio	04	2005	16.197	19.078	0
Alliance Bernstein VP Worldwide Privatization Portfolio	04	2004	13.374	16.197	0
Alliance Bernstein VP Worldwide Privatization Portfolio	04	2003	10.000	13.374	0

Colonial High Yield Securities	01	2005	10.000	10.000	0
Colonial High Yield Securities	01	2004	10.000	10.000	0
Colonial High Yield Securities	01	2003	10.548	10.000	0
Colonial High Yield Securities	01	2002	10.000	10.548	0

Colonial High Yield Securities	02	2005	10.000	10.000	0
Colonial High Yield Securities	02	2004	10.000	10.000	0
Colonial High Yield Securities	02	2003	10.543	10.000	0
Colonial High Yield Securities	02	2002	10.000	10.543	0

Colonial High Yield Securities	03	2005	10.000	10.000	0
Colonial High Yield Securities	03	2004	10.000	10.000	0
Colonial High Yield Securities	03	2003	10.539	10.000	0
Colonial High Yield Securities	03	2002	10.000	10.539	0

Colonial High Yield Securities	04	2005	10.000	10.000	0
Colonial High Yield Securities	04	2004	10.000	10.000	0
Colonial High Yield Securities	04	2003	10.000	10.000	0

Colonial Strategic Income	01	2005	13.349	13.307	0
Colonial Strategic Income	01	2004	12.362	13.349	0
Colonial Strategic Income	01	2003	10.629	12.362	0
Colonial Strategic Income	01	2002	10.000	10.629	0

Colonial Strategic Income	02	2005	13.289	13.221	0
Colonial Strategic Income	02	2004	12.332	13.289	0
Colonial Strategic Income	02	2003	10.625	12.332	0
Colonial Strategic Income	02	2002	10.000	10.625	0

Colonial Strategic Income	03	2005	13.229	13.135	0
Colonial Strategic Income	03	2004	12.302	13.229	0
Colonial Strategic Income	03	2003	10.621	12.302	0
Colonial Strategic Income	03	2002	10.000	10.621	0

Colonial Strategic Income	04	2005	11.396	11.291	0
Colonial Strategic Income	04	2004	10.619	11.396	0
Colonial Strategic Income	04	2003	10.000	10.619	0

Columbia High Yield	01	2005	12.626	12.710	25,913
Columbia High Yield	01	2004	11.992	12.626	28,160
Columbia High Yield	01	2003	10.000	11.992	4,461

Columbia High Yield	02	2005	12.569	12.628	4,027
Columbia High Yield	02	2004	11.963	12.569	4,508
Columbia High Yield	02	2003	10.000	11.963	1,567

Columbia High Yield	03	2005	12.513	12.546	7,821
Columbia High Yield	03	2004	11.934	12.513	8,258
Columbia High Yield	03	2003	10.000	11.934	3,999

Columbia High Yield	04	2005	10.846	10.852	1,122
Columbia High Yield	04	2004	10.365	10.846	1,168
Columbia High Yield	04	2003	10.000	10.365	1,232

Columbia Large Cap Growth Fund, Variable Series B Class	01	2005	11.295	11.602	1,577
Columbia Large Cap Growth Fund, Variable Series B Class	01	2004	11.743	11.295	1,572
Columbia Large Cap Growth Fund, Variable Series B Class	01	2003	9.553	11.743	549
Columbia Large Cap Growth Fund, Variable Series B Class	01	2002	10.000	9.553	0

Columbia Large Cap Growth Fund, Variable Series B Class	02	2005	11.244	11.527	0
Columbia Large Cap Growth Fund, Variable Series B Class	02	2004	11.714	11.244	0
Columbia Large Cap Growth Fund, Variable Series B Class	02	2003	9.549	11.714	0
Columbia Large Cap Growth Fund, Variable Series B Class	02	2002	10.000	9.549	0

Columbia Large Cap Growth Fund, Variable Series B Class	03	2005	11.194	11.452	0
Columbia Large Cap Growth Fund, Variable Series B Class	03	2004	11.686	11.194	0
Columbia Large Cap Growth Fund, Variable Series B Class	03	2003	9.545	11.686	0
Columbia Large Cap Growth Fund, Variable Series B Class	03	2002	10.000	9.545	0

Columbia Large Cap Growth Fund, Variable Series B Class	04	2005	10.808	11.035	0
Columbia Large Cap Growth Fund, Variable Series B Class	04	2004	11.306	10.808	0
Columbia Large Cap Growth Fund, Variable Series B Class	04	2003	10.000	11.306	0

Columbia Real Estate Equity Fund Variable Series	01	2005	17.846	10.000	0
Columbia Real Estate Equity Fund Variable Series	01	2004	13.896	17.846	95
Columbia Real Estate Equity Fund Variable Series	01	2003	10.574	13.896	1,986
Columbia Real Estate Equity Fund Variable Series	01	2002	10.000	10.574	0

Columbia Real Estate Equity Fund Variable Series	02	2005	17.766	10.000	0
Columbia Real Estate Equity Fund Variable Series	02	2004	13.862	17.766	63
Columbia Real Estate Equity Fund Variable Series	02	2003	10.569	13.862	52
Columbia Real Estate Equity Fund Variable Series	02	2002	10.000	10.569	0

Columbia Real Estate Equity Fund Variable Series	03	2005	17.686	10.000	0
Columbia Real Estate Equity Fund Variable Series	03	2004	13.829	17.686	0
Columbia Real Estate Equity Fund Variable Series	03	2003	10.565	13.829	0
Columbia Real Estate Equity Fund Variable Series	03	2002	10.000	10.565	0

Columbia Real Estate Equity Fund Variable Series	04	2005	15.421	10.000	0
Columbia Real Estate Equity Fund Variable Series	04	2004	12.082	15.421	0
Columbia Real Estate Equity Fund Variable Series	04	2003	10.000	12.082	0

Fidelity Dynamic Cap Apprec FD	01	2005	12.894	15.296	0
Fidelity Dynamic Cap Apprec FD	01	2004	12.951	12.894	0
Fidelity Dynamic Cap Apprec FD	01	2003	10.548	12.951	0
Fidelity Dynamic Cap Apprec FD	01	2002	10.000	10.548	0

Fidelity Dynamic Cap Apprec FD	02	2005	12.836	15.197	0
Fidelity Dynamic Cap Apprec FD	02	2004	12.920	12.836	0
Fidelity Dynamic Cap Apprec FD	02	2003	10.543	12.920	0
Fidelity Dynamic Cap Apprec FD	02	2002	10.000	10.543	0

Fidelity Dynamic Cap Apprec FD	03	2005	12.779	15.098	0
Fidelity Dynamic Cap Apprec FD	03	2004	12.888	12.779	0
Fidelity Dynamic Cap Apprec FD	03	2003	10.539	12.888	0
Fidelity Dynamic Cap Apprec FD	03	2002	10.000	10.539	0

Fidelity Dynamic Cap Apprec FD	04	2005	11.183	13.185	0
Fidelity Dynamic Cap Apprec FD	04	2004	11.302	11.183	0
Fidelity Dynamic Cap Apprec FD	04	2003	10.000	11.302	0

Fidelity Equity Income Portfolio	01	2005	14.015	14.545	0
Fidelity Equity Income Portfolio	01	2004	12.818	14.015	0
Fidelity Equity Income Portfolio	01	2003	10.028	12.818	0
Fidelity Equity Income Portfolio	01	2002	10.000	10.028	0

Fidelity Equity Income Portfolio	02	2005	13.952	14.450	0
Fidelity Equity Income Portfolio	02	2004	12.787	13.952	0
Fidelity Equity Income Portfolio	02	2003	10.024	12.787	0
Fidelity Equity Income Portfolio	02	2002	10.000	10.024	0

Fidelity Equity Income Portfolio	03	2005	13.890	14.356	0
Fidelity Equity Income Portfolio	03	2004	12.756	13.890	0
Fidelity Equity Income Portfolio	03	2003	10.020	12.756	0
Fidelity Equity Income Portfolio	03	2002	10.000	10.020	0

Fidelity Equity Income Portfolio	04	2005	13.139	13.553	0
Fidelity Equity Income Portfolio	04	2004	12.091	13.139	0
Fidelity Equity Income Portfolio	04	2003	10.000	12.091	0

Fidelity Gwth Opport Portfolio	01	2005	12.997	13.885	0
Fidelity Gwth Opport Portfolio	01	2004	12.370	12.997	0
Fidelity Gwth Opport Portfolio	01	2003	9.724	12.370	0
Fidelity Gwth Opport Portfolio	01	2002	10.000	9.724	0

Fidelity Gwth Opport Portfolio	02	2005	12.939	13.795	0
Fidelity Gwth Opport Portfolio	02	2004	12.340	12.939	0
Fidelity Gwth Opport Portfolio	02	2003	9.721	12.340	0
Fidelity Gwth Opport Portfolio	02	2002	10.000	9.721	0

Fidelity Gwth Opport Portfolio	03	2005	12.881	13.706	0
Fidelity Gwth Opport Portfolio	03	2004	12.310	12.881	0
Fidelity Gwth Opport Portfolio	03	2003	9.717	12.310	0
Fidelity Gwth Opport Portfolio	03	2002	10.000	9.717	0

Fidelity Gwth Opport Portfolio	04	2005	12.107	12.856	0
Fidelity Gwth Opport Portfolio	04	2004	11.594	12.107	0
Fidelity Gwth Opport Portfolio	04	2003	10.000	11.594	0

Franklin Growth and Income	01	2005	13.604	13.843	7,897
Franklin Growth and Income	01	2004	12.512	13.604	6,909
Franklin Growth and Income	01	2003	10.000	12.512	5,062

Franklin Growth and Income	02	2005	13.558	13.768	166
Franklin Growth and Income	02	2004	12.495	13.558	166
Franklin Growth and Income	02	2003	10.000	12.495	0

Franklin Growth and Income	03	2005	13.512	13.694	0
Franklin Growth and Income	03	2004	12.478	13.512	0
Franklin Growth and Income	03	2003	10.000	12.478	0

Franklin Growth and Income	04	2005	13.050	13.198	0
Franklin Growth and Income	04	2004	12.076	13.050	0
Franklin Growth and Income	04	2003	10.000	12.076	0

Galaxy VIP Quality Plus Bond Fund	01	2005	10.000	10.000	0
Galaxy VIP Quality Plus Bond Fund	01	2004	10.000	10.000	0
Galaxy VIP Quality Plus Bond Fund	01	2003	10.352	10.000	0
Galaxy VIP Quality Plus Bond Fund	01	2002	10.000	10.352	0

Galaxy VIP Quality Plus Bond Fund	02	2005	10.000	10.000	0
Galaxy VIP Quality Plus Bond Fund	02	2004	10.000	10.000	0
Galaxy VIP Quality Plus Bond Fund	02	2003	10.347	10.000	0
Galaxy VIP Quality Plus Bond Fund	02	2002	10.000	10.347	0

Galaxy VIP Quality Plus Bond Fund	03	2005	10.000	10.000	0
Galaxy VIP Quality Plus Bond Fund	03	2004	10.000	10.000	0
Galaxy VIP Quality Plus Bond Fund	03	2003	10.343	10.000	0
Galaxy VIP Quality Plus Bond Fund	03	2002	10.000	10.343	0

Galaxy VIP Quality Plus Bond Fund	04	2005	10.000	10.000	0
Galaxy VIP Quality Plus Bond Fund	04	2004	10.000	10.000	0
Galaxy VIP Quality Plus Bond Fund	04	2003	10.000	10.000	0

Liberty All Star Equity Series	01	2005	10.000	10.000	0
Liberty All Star Equity Series	01	2004	13.942	10.000	0
Liberty All Star Equity Series	01	2003	10.078	13.942	2,007
Liberty All Star Equity Series	01	2002	10.000	10.078	0

Liberty All Star Equity Series	02	2005	10.000	10.000	0
Liberty All Star Equity Series	02	2004	13.908	10.000	0
Liberty All Star Equity Series	02	2003	10.074	13.908	0
Liberty All Star Equity Series	02	2002	10.000	10.074	0

Liberty All Star Equity Series	03	2005	10.000	10.000	0
Liberty All Star Equity Series	03	2004	13.874	10.000	0
Liberty All Star Equity Series	03	2003	10.070	13.874	0
Liberty All Star Equity Series	03	2002	10.000	10.070	0

Liberty All Star Equity Series	04	2005	10.000	10.000	0
Liberty All Star Equity Series	04	2004	12.485	10.000	0
Liberty All Star Equity Series	04	2003	10.000	12.485	0

Liberty Asset Allocation Fund, Variable Series	01	2005	12.818	13.407	10,917
Liberty Asset Allocation Fund, Variable Series	01	2004	11.876	12.818	10,273
Liberty Asset Allocation Fund, Variable Series	01	2003	10.043	11.876	7,952
Liberty Asset Allocation Fund, Variable Series	01	2002	10.000	10.043	0

Liberty Asset Allocation Fund, Variable Series	02	2005	12.761	13.320	16,792
Liberty Asset Allocation Fund, Variable Series	02	2004	11.847	12.761	18,547
Liberty Asset Allocation Fund, Variable Series	02	2003	10.039	11.847	11,627
Liberty Asset Allocation Fund, Variable Series	02	2002	10.000	10.039	0

Liberty Asset Allocation Fund, Variable Series	03	2005	12.704	13.234	18,495
Liberty Asset Allocation Fund, Variable Series	03	2004	11.818	12.704	20,293
Liberty Asset Allocation Fund, Variable Series	03	2003	10.035	11.818	10,097
Liberty Asset Allocation Fund, Variable Series	03	2002	10.000	10.035	0

Liberty Asset Allocation Fund, Variable Series	04	2005	12.050	12.528	2,333
Liberty Asset Allocation Fund, Variable Series	04	2004	11.233	12.050	2,523
Liberty Asset Allocation Fund, Variable Series	04	2003	10.000	11.233	2,728

Liberty Federal Securities	01	2005	10.491	10.563	10,757
Liberty Federal Securities	01	2004	10.270	10.491	10,461
Liberty Federal Securities	01	2003	10.211	10.270	5,116
Liberty Federal Securities	01	2002	10.000	10.211	0

Liberty Federal Securities	02	2005	10.444	10.495	9,111
Liberty Federal Securities	02	2004	10.245	10.444	11,055
Liberty Federal Securities	02	2003	10.207	10.245	4,416
Liberty Federal Securities	02	2002	10.000	10.207	0

Liberty Federal Securities	03	2005	10.397	10.426	17,227
Liberty Federal Securities	03	2004	10.220	10.397	18,152
Liberty Federal Securities	03	2003	10.203	10.220	8,173
Liberty Federal Securities	03	2002	10.000	10.203	0

Liberty Federal Securities	04	2005	10.012	10.020	3,889
Liberty Federal Securities	04	2004	9.861	10.012	4,049
Liberty Federal Securities	04	2003	10.000	9.861	4,144

Liberty Growth and Income Fund, Variable Series	01	2005	13.390	13.979	6,292
Liberty Growth and Income Fund, Variable Series	01	2004	12.006	13.390	5,802
Liberty Growth and Income Fund, Variable Series	01	2003	10.207	12.006	4,729
Liberty Growth and Income Fund, Variable Series	01	2002	10.000	10.207	0

Liberty Growth and Income Fund, Variable Series	02	2005	13.330	13.889	22
Liberty Growth and Income Fund, Variable Series	02	2004	11.977	13.330	0
Liberty Growth and Income Fund, Variable Series	02	2003	10.203	11.977	0
Liberty Growth and Income Fund, Variable Series	02	2002	10.000	10.203	0

Liberty Growth and Income Fund, Variable Series	03	2005	13.270	13.798	0
Liberty Growth and Income Fund, Variable Series	03	2004	11.948	13.270	0
Liberty Growth and Income Fund, Variable Series	03	2003	10.199	11.948	0
Liberty Growth and Income Fund, Variable Series	03	2002	10.000	10.199	0

Liberty Growth and Income Fund, Variable Series	04	2005	12.896	13.381	0
Liberty Growth and Income Fund, Variable Series	04	2004	11.634	12.896	0
Liberty Growth and Income Fund, Variable Series	04	2003	10.000	11.634	0

Liberty Money Market	01	2005	9.799	9.904	9,948
Liberty Money Market	01	2004	9.883	9.799	8,988
Liberty Money Market	01	2003	9.985	9.883	5,646
Liberty Money Market	01	2002	10.000	9.985	0

Liberty Money Market	02	2005	9.755	9.840	20,716
Liberty Money Market	02	2004	9.859	9.755	23,337
Liberty Money Market	02	2003	9.981	9.859	5,310
Liberty Money Market	02	2002	10.000	9.981	0

Liberty Money Market	03	2005	9.712	9.776	20,539
Liberty Money Market	03	2004	9.835	9.712	19,544
Liberty Money Market	03	2003	9.977	9.835	8,493
Liberty Money Market	03	2002	10.000	9.977	0

Liberty Money Market	04	2005	9.750	9.794	4,228
Liberty Money Market	04	2004	9.893	9.750	4,417
Liberty Money Market	04	2003	10.000	9.893	4,389

Liberty Select Value Var Series	01	2005	13.924	15.341	0
Liberty Select Value Var Series	01	2004	12.283	13.924	0
Liberty Select Value Var Series	01	2003	9.805	12.283	0
Liberty Select Value Var Series	01	2002	10.000	9.805	0

Liberty Select Value Var Series	02	2005	13.862	15.241	2,036
Liberty Select Value Var Series	02	2004	12.254	13.862	2,153
Liberty Select Value Var Series	02	2003	9.801	12.254	2,219
Liberty Select Value Var Series	02	2002	10.000	9.801	0

Liberty Select Value Var Series	03	2005	13.800	15.142	0
Liberty Select Value Var Series	03	2004	12.224	13.800	0
Liberty Select Value Var Series	03	2003	9.797	12.224	0
Liberty Select Value Var Series	03	2002	10.000	9.797	0

Liberty Select Value Var Series	04	2005	13.596	14.889	0
Liberty Select Value Var Series	04	2004	12.068	13.596	0
Liberty Select Value Var Series	04	2003	10.000	12.068	0

Liberty SP 500 Index Var Series	01	2005	13.263	13.588	5,795
Liberty SP 500 Index Var Series	01	2004	12.253	13.263	5,612
Liberty SP 500 Index Var Series	01	2003	9.763	12.253	531
Liberty SP 500 Index Var Series	01	2002	10.000	9.763	0

Liberty SP 500 Index Var Series	02	2005	13.203	13.500	664
Liberty SP 500 Index Var Series	02	2004	12.223	13.203	716
Liberty SP 500 Index Var Series	02	2003	9.759	12.223	353
Liberty SP 500 Index Var Series	02	2002	10.000	9.759	0

Liberty SP 500 Index Var Series	03	2005	13.144	13.412	0
Liberty SP 500 Index Var Series	03	2004	12.194	13.144	0
Liberty SP 500 Index Var Series	03	2003	9.755	12.194	0
Liberty SP 500 Index Var Series	03	2002	10.000	9.755	0

Liberty SP 500 Index Var Series	04	2005	12.539	12.769	0
Liberty SP 500 Index Var Series	04	2004	11.656	12.539	0
Liberty SP 500 Index Var Series	04	2003	10.000	11.656	0

Lord Abbett Series Fund Growth and Income	01	2005	13.751	13.957	7,674
Lord Abbett Series Fund Growth and Income	01	2004	12.418	13.751	7,054
Lord Abbett Series Fund Growth and Income	01	2003	10.000	12.418	5,886

Lord Abbett Series Fund Growth and Income	02	2005	13.704	13.881	4,541
Lord Abbett Series Fund Growth and Income	02	2004	12.401	13.704	4,589
Lord Abbett Series Fund Growth and Income	02	2003	10.000	12.401	1,271

Lord Abbett Series Fund Growth and Income	03	2005	13.657	13.806	8,785
Lord Abbett Series Fund Growth and Income	03	2004	12.384	13.657	9,358
Lord Abbett Series Fund Growth and Income	03	2003	10.000	12.384	4,817

Lord Abbett Series Fund Growth and Income	04	2005	13.132	13.248	919
Lord Abbett Series Fund Growth and Income	04	2004	11.932	13.132	964
Lord Abbett Series Fund Growth and Income	04	2003	10.000	11.932	1,070

Lord Abbett Series Fund Mid Cap Value	01	2005	15.326	16.305	2,844
Lord Abbett Series Fund Mid Cap Value	01	2004	12.569	15.326	2,626
Lord Abbett Series Fund Mid Cap Value	01	2003	10.000	12.569	2,246

Lord Abbett Series Fund Mid Cap Value	02	2005	15.274	16.216	299
Lord Abbett Series Fund Mid Cap Value	02	2004	12.552	15.274	350
Lord Abbett Series Fund Mid Cap Value	02	2003	10.000	12.552	351

Lord Abbett Series Fund Mid Cap Value	03	2005	15.222	16.128	0
Lord Abbett Series Fund Mid Cap Value	03	2004	12.535	15.222	0
Lord Abbett Series Fund Mid Cap Value	03	2003	10.000	12.535	0

Lord Abbett Series Fund Mid Cap Value	04	2005	14.663	15.504	0
Lord Abbett Series Fund Mid Cap Value	04	2004	12.100	14.663	0
Lord Abbett Series Fund Mid Cap Value	04	2003	10.000	12.100	0

MFS VIT Emerging Growth Series	01	2005	13.512	14.469	202
MFS VIT Emerging Growth Series	01	2004	12.195	13.512	202
MFS VIT Emerging Growth Series	01	2003	9.548	12.195	0
MFS VIT Emerging Growth Series	01	2002	10.000	9.548	0

MFS VIT Emerging Growth Series	02	2005	13.452	14.375	0
MFS VIT Emerging Growth Series	02	2004	12.166	13.452	0
MFS VIT Emerging Growth Series	02	2003	9.544	12.166	0
MFS VIT Emerging Growth Series	02	2002	10.000	9.544	0

MFS VIT Emerging Growth Series	03	2005	13.392	14.281	0
MFS VIT Emerging Growth Series	03	2004	12.136	13.392	0
MFS VIT Emerging Growth Series	03	2003	9.540	12.136	0
MFS VIT Emerging Growth Series	03	2002	10.000	9.540	0

MFS VIT Emerging Growth Series	04	2005	12.657	13.470	0
MFS VIT Emerging Growth Series	04	2004	11.494	12.657	0
MFS VIT Emerging Growth Series	04	2003	10.000	11.494	0

MFS VIT Investors Growth Stock	01	2005	12.041	12.338	236
MFS VIT Investors Growth Stock	01	2004	11.240	12.041	236
MFS VIT Investors Growth Stock	01	2003	9.326	11.240	0
MFS VIT Investors Growth Stock	01	2002	10.000	9.326	0

MFS VIT Investors Growth Stock	02	2005	11.988	12.258	156
MFS VIT Investors Growth Stock	02	2004	11.213	11.988	156
MFS VIT Investors Growth Stock	02	2003	9.323	11.213	107
MFS VIT Investors Growth Stock	02	2002	10.000	9.323	0

MFS VIT Investors Growth Stock	03	2005	11.934	12.178	0
MFS VIT Investors Growth Stock	03	2004	11.186	11.934	0
MFS VIT Investors Growth Stock	03	2003	9.319	11.186	0
MFS VIT Investors Growth Stock	03	2002	10.000	9.319	0

MFS VIT Investors Growth Stock	04	2005	11.783	11.999	0
MFS VIT Investors Growth Stock	04	2004	11.067	11.783	0
MFS VIT Investors Growth Stock	04	2003	10.000	11.067	0

MFS VIT Investors Trust Series	01	2005	12.561	13.215	5,592
MFS VIT Investors Trust Series	01	2004	11.499	12.561	5,327
MFS VIT Investors Trust Series	01	2003	9.602	11.499	2,420
MFS VIT Investors Trust Series	01	2002	10.000	9.602	0

MFS VIT Investors Trust Series	02	2005	12.505	13.130	0
MFS VIT Investors Trust Series	02	2004	11.471	12.505	0
MFS VIT Investors Trust Series	02	2003	9.598	11.471	0
MFS VIT Investors Trust Series	02	2002	10.000	9.598	0

MFS VIT Investors Trust Series	03	2005	12.449	13.044	0
MFS VIT Investors Trust Series	03	2004	11.443	12.449	0
MFS VIT Investors Trust Series	03	2003	9.594	11.443	0
MFS VIT Investors Trust Series	03	2002	10.000	9.594	0

MFS VIT Investors Trust Series	04	2005	12.309	12.871	0
MFS VIT Investors Trust Series	04	2004	11.338	12.309	0
MFS VIT Investors Trust Series	04	2003	10.000	11.338	0

MFS VIT New Discovery Series	01	2005	13.264	13.696	0
MFS VIT New Discovery Series	01	2004	12.706	13.264	0
MFS VIT New Discovery Series	01	2003	9.687	12.706	0
MFS VIT New Discovery Series	01	2002	10.000	9.687	0

MFS VIT New Discovery Series	02	2005	13.205	13.607	0
MFS VIT New Discovery Series	02	2004	12.675	13.205	0
MFS VIT New Discovery Series	02	2003	9.683	12.675	0
MFS VIT New Discovery Series	02	2002	10.000	9.683	0

MFS VIT New Discovery Series	03	2005	13.146	13.518	0
MFS VIT New Discovery Series	03	2004	12.644	13.146	0
MFS VIT New Discovery Series	03	2003	9.679	12.644	0
MFS VIT New Discovery Series	03	2002	10.000	9.679	0

MFS VIT New Discovery Series	04	2005	12.688	13.020	0
MFS VIT New Discovery Series	04	2004	12.228	12.688	0
MFS VIT New Discovery Series	04	2003	10.000	12.228	0

Mutual Shares Securities Fund	01	2005	13.246	14.396	8,258
Mutual Shares Securities Fund	01	2004	11.964	13.246	7,237
Mutual Shares Securities Fund	01	2003	10.000	11.964	5,183

Mutual Shares Securities Fund	02	2005	13.201	14.318	198
Mutual Shares Securities Fund	02	2004	11.948	13.201	199
Mutual Shares Securities Fund	02	2003	10.000	11.948	0

Mutual Shares Securities Fund	03	2005	13.156	14.240	0
Mutual Shares Securities Fund	03	2004	11.932	13.156	0
Mutual Shares Securities Fund	03	2003	10.000	11.932	0

Mutual Shares Securities Fund	04	2005	12.882	13.915	0
Mutual Shares Securities Fund	04	2004	11.707	12.882	0
Mutual Shares Securities Fund	04	2003	10.000	11.707	0

Newport Tiger Fund Var Series	01	2005	16.288	10.000	0
Newport Tiger Fund Var Series	01	2004	14.318	16.288	0
Newport Tiger Fund Var Series	01	2003	10.031	14.318	0
Newport Tiger Fund Var Series	01	2002	10.000	10.031	0

Newport Tiger Fund Var Series	02	2005	16.216	10.000	0
Newport Tiger Fund Var Series	02	2004	14.283	16.216	0
Newport Tiger Fund Var Series	02	2003	10.027	14.283	0
Newport Tiger Fund Var Series	02	2002	10.000	10.027	0

Newport Tiger Fund Var Series	03	2005	16.143	10.000	0
Newport Tiger Fund Var Series	03	2004	14.248	16.143	0
Newport Tiger Fund Var Series	03	2003	10.023	14.248	0
Newport Tiger Fund Var Series	03	2002	10.000	10.023	0

Newport Tiger Fund Var Series	04	2005	16.628	10.000	0
Newport Tiger Fund Var Series	04	2004	14.706	16.628	0
Newport Tiger Fund Var Series	04	2003	10.000	14.706	0

PIMCO Real Return Portfolio	01	2005	11.196	11.237	3,132
PIMCO Real Return Portfolio	01	2004	10.457	11.196	3,132
PIMCO Real Return Portfolio	01	2003	10.000	10.457	0

PIMCO Real Return Portfolio	02	2005	11.158	11.176	0
PIMCO Real Return Portfolio	02	2004	10.443	11.158	0
PIMCO Real Return Portfolio	02	2003	10.000	10.443	0

PIMCO Real Return Portfolio	03	2005	11.120	11.115	0
PIMCO Real Return Portfolio	03	2004	10.429	11.120	0
PIMCO Real Return Portfolio	03	2003	10.000	10.429	0

PIMCO Real Return Portfolio	04	2005	10.819	10.792	0
PIMCO Real Return Portfolio	04	2004	10.167	10.819	0
PIMCO Real Return Portfolio	04	2003	10.000	10.167	0

PIMCO Total Return Portfolio	01	2005	10.393	10.468	17,818
PIMCO Total Return Portfolio	01	2004	10.081	10.393	16,338
PIMCO Total Return Portfolio	01	2003	10.000	10.081	10,844

PIMCO Total Return Portfolio	02	2005	10.358	10.411	21,914
PIMCO Total Return Portfolio	02	2004	10.067	10.358	23,528
PIMCO Total Return Portfolio	02	2003	10.000	10.067	8,205

PIMCO Total Return Portfolio	03	2005	10.323	10.354	39,828
PIMCO Total Return Portfolio	03	2004	10.053	10.323	42,097
PIMCO Total Return Portfolio	03	2003	10.000	10.053	20,179

PIMCO Total Return Portfolio	04	2005	10.216	10.227	4,049
PIMCO Total Return Portfolio	04	2004	9.970	10.216	4,216
PIMCO Total Return Portfolio	04	2003	10.000	9.970	4,355

Rydex Financial Services Fund	01	2005	14.245	14.477	0
Rydex Financial Services Fund	01	2004	12.374	14.245	0
Rydex Financial Services Fund	01	2003	9.764	12.374	0
Rydex Financial Services Fund	01	2002	10.000	9.764	0

Rydex Financial Services Fund	02	2005	14.181	14.383	0
Rydex Financial Services Fund	02	2004	12.344	14.181	0
Rydex Financial Services Fund	02	2003	9.760	12.344	0
Rydex Financial Services Fund	02	2002	10.000	9.760	0

Rydex Financial Services Fund	03	2005	14.118	14.289	0
Rydex Financial Services Fund	03	2004	12.314	14.118	0
Rydex Financial Services Fund	03	2003	9.756	12.314	0
Rydex Financial Services Fund	03	2002	10.000	9.756	0

Rydex Financial Services Fund	04	2005	13.516	13.653	0
Rydex Financial Services Fund	04	2004	11.813	13.516	0
Rydex Financial Services Fund	04	2003	10.000	11.813	0

Rydex Health Care Fund	01	2005	12.621	13.728	0
Rydex Health Care Fund	01	2004	12.088	12.621	0
Rydex Health Care Fund	01	2003	9.475	12.088	0
Rydex Health Care Fund	01	2002	10.000	9.475	0

Rydex Health Care Fund	02	2005	12.565	13.639	0
Rydex Health Care Fund	02	2004	12.058	12.565	0
Rydex Health Care Fund	02	2003	9.472	12.058	0
Rydex Health Care Fund	02	2002	10.000	9.472	0

Rydex Health Care Fund	03	2005	12.508	13.550	0
Rydex Health Care Fund	03	2004	12.029	12.508	0
Rydex Health Care Fund	03	2003	9.468	12.029	0
Rydex Health Care Fund	03	2002	10.000	9.468	0

Rydex Health Care Fund	04	2005	12.045	13.022	0
Rydex Health Care Fund	04	2004	11.607	12.045	0
Rydex Health Care Fund	04	2003	10.000	11.607	0

Rydex VT OTC Fund	01	2005	15.296	15.204	0
Rydex VT OTC Fund	01	2004	14.231	15.296	0
Rydex VT OTC Fund	01	2003	9.956	14.231	0
Rydex VT OTC Fund	01	2002	10.000	9.956	0

Rydex VT OTC Fund	02	2005	15.228	15.106	0
Rydex VT OTC Fund	02	2004	14.197	15.228	0
Rydex VT OTC Fund	02	2003	9.952	14.197	0
Rydex VT OTC Fund	02	2002	10.000	9.952	0

Rydex VT OTC Fund	03	2005	15.160	15.008	0
Rydex VT OTC Fund	03	2004	14.162	15.160	0
Rydex VT OTC Fund	03	2003	9.948	14.162	0
Rydex VT OTC Fund	03	2002	10.000	9.948	0

Rydex VT OTC Fund	04	2005	13.055	12.898	0
Rydex VT OTC Fund	04	2004	12.221	13.055	0
Rydex VT OTC Fund	04	2003	10.000	12.221	0

Templeton Foreign Securities Fund Class 2	01	2005	15.261	16.528	4,062
Templeton Foreign Securities Fund Class 2	01	2004	13.099	15.261	3,956
Templeton Foreign Securities Fund Class 2	01	2003	10.000	13.099	1,545

Templeton Foreign Securities Fund Class 2	02	2005	15.209	16.438	10,476
Templeton Foreign Securities Fund Class 2	02	2004	13.081	15.209	11,321
Templeton Foreign Securities Fund Class 2	02	2003	10.000	13.081	3,972

Templeton Foreign Securities Fund Class 2	03	2005	15.157	16.349	18,822
Templeton Foreign Securities Fund Class 2	03	2004	13.063	15.157	21,421
Templeton Foreign Securities Fund Class 2	03	2003	10.000	13.063	11,875

Templeton Foreign Securities Fund Class 2	04	2005	14.664	15.785	925
Templeton Foreign Securities Fund Class 2	04	2004	12.664	14.664	1,036
Templeton Foreign Securities Fund Class 2	04	2003	10.000	12.664	1,210

Wanger International Select	01	2005	17.759	20.326	2,019
Wanger International Select	01	2004	14.530	17.759	2,104
Wanger International Select	01	2003	10.466	14.530	1,143
Wanger International Select	01	2002	10.000	10.466	0

Wanger International Select	02	2005	17.680	20.194	3,771
Wanger International Select	02	2004	14.495	17.680	4,220
Wanger International Select	02	2003	10.461	14.495	1,388
Wanger International Select	02	2002	10.000	10.461	0

Wanger International Select	03	2005	17.601	20.063	7,200
Wanger International Select	03	2004	14.460	17.601	8,652
Wanger International Select	03	2003	10.457	14.460	4,951
Wanger International Select	03	2002	10.000	10.457	0

Wanger International Select	04	2005	16.101	18.316	664
Wanger International Select	04	2004	13.255	16.101	786
Wanger International Select	04	2003	10.000	13.255	963

Wanger International Small Cap	01	2005	19.971	23.859	0
Wanger International Small Cap	01	2004	15.596	19.971	0
Wanger International Small Cap	01	2003	10.657	15.596	0
Wanger International Small Cap	01	2002	10.000	10.657	0

Wanger International Small Cap	02	2005	19.882	23.704	0
Wanger International Small Cap	02	2004	15.558	19.882	0
Wanger International Small Cap	02	2003	10.653	15.558	0
Wanger International Small Cap	02	2002	10.000	10.653	0

Wanger International Small Cap	03	2005	19.793	23.550	0
Wanger International Small Cap	03	2004	15.520	19.793	0
Wanger International Small Cap	03	2003	10.649	15.520	0
Wanger International Small Cap	03	2002	10.000	10.649	0

Wanger International Small Cap	04	2005	17.416	20.679	0
Wanger International Small Cap	04	2004	13.684	17.416	0
Wanger International Small Cap	04	2003	10.000	13.684	0

Wanger Select	01	2005	14.781	16.054	4,903
Wanger Select	01	2004	12.604	14.781	4,432
Wanger Select	01	2003	9.808	12.604	4,269
Wanger Select	01	2002	10.000	9.808	0

Wanger Select	02	2005	14.715	15.950	703
Wanger Select	02	2004	12.573	14.715	751
Wanger Select	02	2003	9.804	12.573	332
Wanger Select	02	2002	10.000	9.804	0

Wanger Select	03	2005	14.649	15.846	0
Wanger Select	03	2004	12.542	14.649	0
Wanger Select	03	2003	9.800	12.542	0
Wanger Select	03	2002	10.000	9.800	0

Wanger Select	04	2005	13.691	14.780	0
Wanger Select	04	2004	11.746	13.691	0
Wanger Select	04	2003	10.000	11.746	0

Wanger US Smaller Companies	01	2005	17.030	18.626	6,834
Wanger US Smaller Companies	01	2004	14.641	17.030	7,571
Wanger US Smaller Companies	01	2003	10.399	14.641	4,784
Wanger US Smaller Companies	01	2002	10.000	10.399	0

Wanger US Smaller Companies	02	2005	16.954	18.505	7,954
Wanger US Smaller Companies	02	2004	14.606	16.954	8,356
Wanger US Smaller Companies	02	2003	10.395	14.606	2,708
Wanger US Smaller Companies	02	2002	10.000	10.395	0

Wanger US Smaller Companies	03	2005	16.878	18.385	14,040
Wanger US Smaller Companies	03	2004	14.570	16.878	16,144
Wanger US Smaller Companies	03	2003	10.391	14.570	9,009
Wanger US Smaller Companies	03	2002	10.000	10.391	0

Wanger US Smaller Companies	04	2005	14.941	16.241	449
Wanger US Smaller Companies	04	2004	12.924	14.941	508
Wanger US Smaller Companies	04	2003	10.000	12.924	592

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

P.O. Box 9133

Wellesley Hills, Massachusetts 02481

Telephone:

Toll Free (800) 205-9167

General Distributor

Clarendon Insurance Agency, Inc.

One Sun Life Executive Park

Wellesley Hills, Massachusetts 02481

PROSPECTUS

MAY 1, 2006

SUN LIFE FINANCIAL MASTERSSM EXTRA NY

Sun Life Insurance and Annuity Company of New York and Sun Life (N.Y.) Variable Account C offer the flexible payment deferred annuity contracts described in this Prospectus to groups and individuals.

You may choose among a number of variable investment options and fixed interest options. The variable options are Sub-Accounts in the Variable Account, each of which invests in shares of one of the following funds (the "Funds"):
Large-Cap Value Equity Funds	Mid-Cap Growth Equity Funds
Franklin Templeton VIP Trust Templeton Foreign	Lord Abbett Series Fund Growth Opportunities
Securities Fund, Class 2	Portfolio
Franklin Templeton VIP Trust Templeton Growth	Small-Cap Value Equity Funds
Securities Fund, Class 2	Franklin Templeton VIP Trust Franklin Small Cap
Franklin Templeton VIP Trust Mutual	Value Securities Fund, Class 2
Shares Securities Fund, Class 2	Small-Cap Blend Equity Funds
Lord Abbett Series Fund All Value Portfolio	Oppenheimer Main Street Small Cap Fund/VA
Lord Abbett Series Fund Growth & Income Portfolio	- Service Shares
MFS/Sun Life Total Return - S Class	Small-Cap Growth Equity Funds
MFS/ Sun Life Value - S Class	MFS/ Sun Life New Discovery - S Class
Large-Cap Blend Equity Funds	Multi-Cap Equity Funds
Franklin Templeton VIP Trust Templeton Developing	Sun Capital® All Cap Fund - S Class
Markets Securities Fund - Class 2	Specialty Funds
MFS/ Sun Life Capital Opportunities - S Class	MFS/ Sun Life Utilities - S Class
MFS/Sun Life Emerging Markets Equity - S Class	PIMCO VIT CommodityRealReturn Strategy
MFS/ Sun Life Massachusetts Investors Trust	Portfolio
- S Class	Sun Capital Real Estate Fund® - S Class
MFS/ Sun Life Research - S Class	High-Quality Short-Term Bond Funds
MFS/ Sun Life Research International - S Class	PIMCO VIT Low Duration Portfolio
Oppenheimer Main Street Fund/VA - Service Shares	High-Quality Intermediate-Term Bond Funds
Large-Cap Growth Equity Funds	MFS/ Sun Life Government Securities - S Class
MFS/ Sun Life Emerging Growth - S Class	Sun Capital Investment Grade Bond Fund®
MFS/ Sun Life Massachusetts Investors Growth	- S Class
Stock - S Class	PIMCO VIT All Asset Portfolio
MFS/ Sun Life Strategic Growth - S Class	PIMCO VIT Total Return Portfolio
Oppenheimer Global Securities Fund/VA -	PIMCO VIT Real Return Portfolio
Service Shares	Medium-Quality Intermediate-Term Bond Funds
Oppenheimer Capital Appreciation Fund/VA -	PIMCO VIT Emerging Markets Bond Portfolio
Service Shares	Low-Quality Short-Term Bond Funds
SC FI Large Cap Growth Fund - S Class	MFS/ Sun Life High Yield - S Class
Mid-Cap Value Equity Funds	Money Market Funds
Lord Abbett Series Fund Mid Cap Value Portfolio	MFS/ Sun Life Money Market - S Class
Moderate Allocation Funds
Fidelity VIP Freedom 2010 Portfolio - Service Class 2
Fidelity VIP Freedom 2015 Portfolio - Service Class 2
Fidelity VIP Freedom 2020 Portfolio - Service Class 2

Franklin® Advisers, Inc. advises Franklin Small Cap Value Securities Fund. Franklin® Mutual Advisers, LLC advises Mutual Shares Securities Fund. Lord, Abbett & Co. LLC advises the Lord Abbett Series Fund Portfolios. Massachusetts Financial Services Company advises the MFS/Sun Life Funds. Pacific Investment Management Company LLC advises the PIMCO VIT Portfolios. OppenheimerFunds, Inc. advises the Oppenheimer Funds. Strategic Advisers®, Inc. advises the Fidelity VIP Freedom Portfolios. Sun Capital Advisers LLC advises the Sun Capital Funds; SC FI Large Cap Growth Fund (sub-advised by Pyramis Global Advisors, LLC). Templeton® Asset Management Ltd. advises the Templeton Developing Markets Securities Fund. Templeton® Investment Counsel, LLC advises Templeton Foreign Securities Fund and Templeton Growth Securities Fund.

The fixed account options are available for specified time periods, called Guarantee Periods, and pay interest at a guaranteed rate for each period.

Please read this Prospectus and the Fund prospectuses carefully before investing and keep them for future reference. They contain important information about the Contracts and the Funds.

We have filed a Statement of Additional Information dated May 1, 2006 (the "SAI") with the Securities and Exchange Commission (the "SEC"), which is incorporated by reference in this Prospectus. The table of contents for the SAI is on page 54 of this Prospectus. You may obtain a copy without charge by writing to us at the address shown below (which we sometimes refer to as our "Annuity Service Address") or by telephoning (800) 447-7569. In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file with the SEC.

The Contracts are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.

The SEC has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Expenses associated with contracts offering a bonus credit may be higher than those associated with contracts that do not offer a bonus credit. The bonus credit may be more than offset by the charges associated with the credit.

Any reference in this Prospectus to receipt by us means receipt at the following service address:
Sun Life Insurance and Annuity Company New York
P.O. Box 9133
Wellesley Hills, Massachusetts 02481

SPECIAL TERMS *

PRODUCT HIGHLIGHTS *

FEES AND EXPENSES *

EXAMPLE *

CONDENSED FINANCIAL INFORMATION *

THE ANNUITY CONTRACT *

COMMUNICATING TO US ABOUT YOUR CONTRACT *

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK *

THE VARIABLE ACCOUNT *

VARIABLE ACCOUNT OPTIONS: THE FUNDS *

THE FIXED ACCOUNT *

THE FIXED ACCOUNT OPTIONS: THE GUARANTEE PERIODS *

THE ACCUMULATION PHASE *

Issuing Your Contract *

Amount and Frequency of Purchase Payments *

Allocation of Net Purchase Payments *

Your Account Value *

Purchase Payment Interest *

Variable Account Value *

Fixed Account Value *

Transfer Privilege *

Waivers; Reduced Charges; Credits; Special Guaranteed Interest Rates *

Other Programs *

WITHDRAWALS AND WITHDRAWAL CHARGE *

Cash Withdrawals *

Withdrawal Charge *

Types of Withdrawals Not Subject to Withdrawal Charge *

CONTRACT CHARGES *

Account Fee *

Administrative Expense Charge and Distribution Fee *

Mortality and Expense Risk Charge *

Charges for Optional Benefit Riders *

Premium Taxes *

Fund Expenses *

OPTIONAL LIVING BENEFIT RIDER: SECURED RETURNS FOR LIFE *

Guaranteed Minimum Accumulation Benefit ("AB") Plan *

Guaranteed Minimum Withdrawal Benefit ("WB") Plan *

Cost of the Optional Living Benefit Rider *

Withdrawals Under the Optional Living Benefit Rider *

Annuitization Under the WB Plan *

Cancellation of the Optional Living Benefit Rider *

Revocation of the Optional Living Benefit Rider *

Step-Up *

Subsequent Purchase Payments After a Step-Up *

Renewal of the Optional Living Benefit Rider *

Refund of Rider Charges Under the AB Plan *

Tax Issues *

Your Death Under the AB Plan *

Your Death Under the WB Plan *

DEATH BENEFIT *

Amount of Death Benefit *

The Basic Death Benefit *

Optional Death Benefit Rider *

Spousal Continuance *

Calculating the Death Benefit *

Method of Paying Death Benefit *

Non-Qualified Contracts *

Selection and Change of Beneficiary *

Payment of Death Benefit *

THE INCOME PHASE -- ANNUITY PROVISIONS *

Selection of Annuitant(s) *

Selection of the Annuity Commencement Date *

Annuity Options *

Selection of Annuity Option *

Amount of Annuity Payments *

Exchange of Variable Annuity Units *

Account Fee *

Annuity Payment Rates *

Annuity Options as Method of Payment for Death Benefit *

OTHER CONTRACT PROVISIONS *

Exercise of Contract Rights *

Change of Ownership *

Voting of Fund Shares *

Periodic Reports *

Substitution of Securities *

Change in Operation of Variable Account *

Splitting Units *

Modification *

Reservation of Rights *

Right to Return *

TAX CONSIDERATIONS *

ADMINISTRATION OF THE CONTRACTS *

DISTRIBUTION OF THE CONTRACTS *

PERFORMANCE INFORMATION *

AVAILABLE INFORMATION *

INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE *

STATE REGULATION *

LEGAL PROCEEDINGS *

FINANCIAL STATEMENTS *

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION *

APPENDIX A - GLOSSARY *

APPENDIX B - CALCULATION OF WITHDRAWAL CHARGES *

APPENDIX C - CALCULATION OF BASIC DEATH BENEFIT *

APPENDIX D - CALCULATION FOR PURCHASE PAYMENT INTEREST (BONUS CREDIT) *

APPENDIX E - SECURED RETURNS FOR LIFE BENEFIT EXAMPLES *

APPENDIX F - PREVIOUSLY AVAILABLE INVESTMENT OPTIONS *

APPENDIX G - SECURED RETURNS BENEFIT *

APPENDIX H - SECURED RETURNS 2 BENEFIT *

APPENDIX I - Build Your Portfolio *

APPENDIX J - CONDENSED FINANCIAL INFORMATION *

SPECIAL TERMS

Your Contract is a legal document that uses a number of specially defined terms. We explain most of the terms that we use in this Prospectus in the context where they arise, and some are self-explanatory. In addition, for convenient reference, we have compiled a list of these terms in the Glossary included at the back of this Prospectus as Appendix A. If, while you are reading this Prospectus, you come across a term that you do not understand, please refer to the Glossary for an explanation.

PRODUCT HIGHLIGHTS

The headings in this section correspond to headings in the Prospectus under which we discuss these topics in more detail.

The Annuity Contract

The Sun Life Financial Masters Extra NY Fixed and Variable Annuity Contract provides a number of important benefits for your retirement planning. During the Accumulation Phase, you make Payments under the Contract and allocate them to one or more Variable Account or Fixed Account options. During the Income Phase, we make annuity payments to you or someone else based on the amount you have accumulated. The Contract provides tax-deferral so that you do not pay taxes on your earnings until you withdraw them. When purchased in connection with a tax-qualified plan, the Contract provides no additional tax-deferral benefits because tax-qualified plans confer their own tax-deferral. The Contract also provides a basic death benefit if you die during the Accumulation Phase. You may enhance the basic death benefit by purchasing an optional death benefit rider.

The Accumulation Phase

Under most circumstances, you can buy the Contract with an initial Purchase Payment of $10,000 or more, and you can make additional Purchase Payments of at least $1,000 at any time during the Accumulation Phase. Currently, there is no minimum amount required for additional Purchase Payments. However we reserve the right to limit additional Purchase Payments to at least $1,000. We will not normally accept a Purchase Payment if your Account Value is over $2 million or, if the Purchase Payment would cause your Account Value to exceed $2 million. In addition, we will credit your Contract with interest, which we refer to as "Purchase Payment Interest", at a rate of 2% to 5% of each Purchase Payment based upon the interest rate option you choose when you apply for your Contract.

Variable Account Options: The Funds

You can allocate your Purchase Payments among Sub-Accounts investing in a number of Fund options. Each Fund is either a mutual fund registered under the Investment Company Act of 1940 or a separate securities portfolio of shares of such a mutual fund. The investment returns on the Funds are not guaranteed. You can make or lose money. You can make transfers among the Funds and the Fixed Account Options.

The Fixed Account Options: The Guarantee Periods

You can allocate your Purchase Payments to the Fixed Account and elect to invest in one or more of the Guarantee Periods we make available from time to time. Each Guarantee Period earns interest at a Guaranteed Interest Rate that we publish. We may change the Guaranteed Interest Rate from time to time, but no Guaranteed Interest Rate will ever be less than the minimum guaranteed rate permitted by law. Once we have accepted your allocation to a particular Guarantee Period, we promise that the Guaranteed Interest Rate applicable to that allocation will not change for the duration of the Guarantee Period. We may offer Guarantee Periods of different durations or stop offering some Guarantee Periods. Once we stop offering a Guarantee Period of a particular duration, future allocations, transfers or renewals into that Guarantee Period will not be permitted.

Fees and Expenses

The Contract has insurance features and investment features, and there are costs related to each.

If your Account Value is less than $100,000 on your Contract Anniversary, we deduct a $30 Annual Account Fee. We will waive the Account Fee if your Contract was fully invested in the Fixed Account during the entire Contract Year.

We deduct a mortality and expense risk charge of 1.40% of the average daily value of the Contract invested in the Variable Account, if you were under 76 years of age on the Open Date, or 1.60% if you were 76 years or older on the Open Date. We also deduct an administrative charge of 0.15% of the average daily value and a distribution fee of 0.15% of the average daily value of the Contract invested in the Variable Account.

If you take more than a specified amount of money out of your Contract, we assess a withdrawal charge against each Purchase Payment withdrawn. For each Purchase Payment, the withdrawal charge (also known as a "contingent deferred sales charge") starts at 8% and declines to 0% after the Purchase Payment has been in the Contract for seven complete years.

Currently, you can make 12 free transfers each year; however, we reserve the right to impose a charge of up to $15 per transfer.

If you elect the optional death benefit rider, we will deduct, during the Accumulation Phase, an additional charge from the assets of the Variable Account equal to 0.20% of the average daily value of your Contract.

If you elect the optional living benefit rider, we will assess a quarterly charge currently equal to 0.125% of your Account Value.

In addition to the charges we impose under the Contract, there are also charges (which include management fees and operating expenses) imposed by the Funds. The charges vary depending upon which Fund(s) you have selected.

Optional Living Benefit Rider: Secured Returns for Life

Secured Returns for Life guarantees a return of your initial Purchase Payment plus portions of your subsequent Purchase Payments (adjusted for withdrawals), regardless of the investment performance of the underlying funds, provided that you comply with certain requirements. You may choose to receive your Secured Returns for Life under one of two plans. Under the terms of the Guaranteed Minimum Accumulation Benefit Plan, on your 10th Contract Anniversary, or some later date if you choose to "step-up" your Guaranteed Living Benefit amount ("GLB amount"), we will credit your Account Value with any excess of your GLB amount over your Account Value after the application of any other Contract transactions. (Your first step-up of your GLB amount to your current Account Value may be made any time on or after your third Contract Anniversary. A full three years must pass before you may elect to step-up your GLB amount again.) Under this Plan, if your Account Value is greater than or equal to your GLB amount on the date the Plan matures, we will refund the charges you paid for the Benefit. Under the terms of the Guaranteed Minimum Withdrawal Benefit Plan, we guarantee a return of your Remaining Guaranteed Living Benefit amount ("RGLB amount") through periodic withdrawals and, if you meet certain conditions, you may receive payments for life. Secured Returns for Life is available only if you are age 80 or younger on the Open Date. If you annuitize, Secured Returns for Life terminates.

The Income Phase: Annuity Provisions

If you want to receive regular income from your annuity, you can select one of several Annuity Options. You can choose to receive annuity payments from either the Fixed Account or from the available Variable Account options. If you choose to have any part of your annuity payments come from the Variable Account, the dollar amount of the payments may fluctuate with the performance of the Funds. Subject to the maximum Annuity Commencement Date, you decide when your Income Phase will begin but, once it begins, you cannot change your choice of annuity payment options.

Death Benefit

If you die before the Contract reaches the Income Phase, the Beneficiary will receive a death benefit. The amount of the death benefit depends upon whether you choose the basic death benefit or, for a fee, you enhance the death benefit by electing the optional death benefit rider that is available in your state. The basic death benefit pays the greater of your Account Value and your total Purchase Payments (adjusted for withdrawals), both calculated as of your Death Benefit Date. The Maximum Anniversary Account Value Rider pays the greater of your basic death benefit or your highest Account Value on any Contract Anniversary before your 81st birthday. You must make your election before the date on which your Contract becomes effective. The rider is only available if you are younger than 80 on the Open Date. The optional death benefit rider election may not be changed after your Contract is issued.

Withdrawals and Withdrawal Charge

You can withdraw money from your Contract during the Accumulation Phase. You may withdraw a portion of your Account Value each year without the imposition of a withdrawal charge. This "free withdrawal amount" equals the amount of all Purchase Payments made and not withdrawn prior to the last 7 Contract Years plus the greater of (1) your Contract's earnings in the prior Contract Year and (2) 10% of all Purchase Payments made in the last 7 Contract Years. All other Purchase Payments are subject to the withdrawal charge. You may also have to pay income taxes and tax penalties on money you withdraw.

Right to Return

Your Contract contains a "free look" provision. If you cancel your Contract within 10 days after receiving it, we will send you the Account Value less any "adjusted" purchase payment interest, (please see "Right to Return" under "Other Contract Provisions" below for the calculation of Adjusted Purchase Payment Interest) as of the day we receive your cancellation request. (This amount may be more or less than the original Purchase Payment). We will not deduct a withdrawal charge.

Tax Considerations

Your earnings are not taxed until you take them out. If you withdraw money during the Accumulation Phase, earnings come out first and are taxed as income. If your Contract is a Non-Qualified Contract, it is possible that the election of an optional living benefit rider might increase the taxable portion of any withdrawal you make from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty.

If you have any questions about your Contract or need more information, please contact us at:

          Sun Life Insurance and Annuity Company of New York

          P. O. Box 9133

          Wellesley Hills, Massachusetts 02481

          Toll Free (800) 447-7569

FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.

The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options.

Contract Owner Transaction Expenses
Sales Load Imposed on Purchases (as a percentage of purchase payments):		0%

Maximum Withdrawal Charge (as a percentage of purchase payments): [1]

Number of Complete Contract Years Since Purchase Payment has been in the Account	Withdrawal Charge
0-1	8%
1-2	8%
2-3	7%
3-4	6%
4-5	5%
5-6	4%
6-7	3%
7 or more	0%

Maximum Fee Per Transfer (currently $0):		$15[2]

Premium Taxes (as a percentage of Certificate Value or total purchase payments):		0% - 3.5%[3]

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.
Annual Account Fee	$ 30[4]

Variable Account Annual Expenses

(as a percentage of net Variable Account assets) 5
Mortality and Expense Risks Charge:	1.60%[6]
Administrative Expenses Charge:	0.15%
Distribution Fee:	0.15%

Total Variable Account Annual Expenses (without optional benefits):	1.90%
[1]

A portion of your Account may be withdrawn each year without imposition of any withdrawal charge and, after a Purchase Payment has been in your Account for 7 Contract Years, it may be withdrawn free of the withdrawal charge. (See "Withdrawal Charges.")

[2]

Currently, we impose no fee upon transfers; however, we reserve the right to impose a fee of up to $15 per transfer. We do impose certain restrictions upon the number and frequency of transfers. (See "Transfer Privilege.")

[3]

The premium tax rate and base vary by your state of residence and the type of Certificate you own. Currently, we deduct premium taxes from Certificate Value upon full surrender (including a surrender for the death benefit) or annuitization. (See "Contract Charges -- Premium Taxes.")

[4]

The Annual Account Fee is waived if 100% of your Account Value has been allocated only to the Fixed Account during the entire Contract Year or if your Account Value is $100,000 or more on your Contract Anniversary. (See "Account Fee.")

[5]

All of the Variable Account Annual Expenses, except for the charges for the Secured Returns 2 and Secured Returns for Life Optional Living Benefit Riders, are assessed as a percentage of average daily net Variable Account assets. The charge for the Secured Returns 2 and Secured Returns for Life Benefit Riders is assessed on a quarterly basis from your total Account Value.

[6]

If you are age 75 or younger on the Open Date, the mortality and expense risks charge will be 1.40% of average daily net Variable Account assets. After annuitization, the sum of the mortality and expense risks charge, the administrative expenses charge, and distribution fee will never be greater than 1.70% of average daily net Variable Account assets, regardless of your age on the Open Date. (See "Mortality and Expense Risks Charge.")

Charges for Optional Features
Maximum Charge for Optional Death Benefit Rider (MAV) (as a percentage of average daily net assets):	0.20%[7]

Maximum Charge for Secured Returns Optional Benefit Rider (as a percentage of average daily net assets):	0.40%[8]

Maximum Charge for Optional Living Benefit Rider (Secured Returns for Life or Secured Returns 2) (assessed at a quarterly rate of 0.125 of Account Value):	0.50%[9]

Total Variable Account Annual Expenses with Maximum Charge for Optional Death Benefit and Living Benefit Riders:	2.60%[9]

The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

Total Annual Fund Operating Expenses	Minimum	Maximum
(expenses as a percentage of average daily Fund net assets that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)
Prior to any fee waiver or expense reimbursement[10]	0.25%	3.04%
[7]

The optional death benefit rider, know as the Maximum Contract Anniversary Value rider ("MAV"), is described in detail under "Death Benefit." This rider is available only if you are younger than age 80 on the Open Date.

[8]

Available on Contracts issued prior to September 7, 2004. We will continue to deduct this annual charge until you annuitize your Contract or your Secured Returns Benefit Rider expires or is revoked. If your optional living benefit is cancelled, you will continue to pay the charge for the Benefit until your 7th Contract Anniversary. (See "Appendix G Secured Returns Benefit" for more information)

[9]

The charge for the Optional Living Benefit may be increased at the time of a step-up to equal the rider fee imposed on newly issued Contracts at that time. If your Optional Living Benefit is cancelled, you will continue to pay the charge for the Benefit until your 7th Contract Anniversary.

[10]	The expenses shown are for the year ended December 31, 2005, and do not reflect any fee waiver or expense reimbursement.

The advisers and/or other service providers of certain Funds have agreed to reduce their fees and/or reimburse the Funds' expenses in order to keep the Funds' expenses below specified limits. The expenses of certain Funds are reduced by contractual fee reduction and expense reimbursement arrangements that will remain in effect at least through December 31, 2006. Other Funds have voluntary fee reduction and/or expense reimbursement arrangements that may be terminated at any time. The minimum and maximum Total Annual Fund Operating Expenses for all Funds after all fee reductions and expense reimbursement arrangements are taken into consideration are 0.25% and 1.56%, respectively. Each fee reduction and/or expense reimbursement arrangement is described in the relevant Fund's prospectus.

THE ABOVE EXPENSES FOR THE FUNDS WERE PROVIDED BY THE FUNDS. WE HAVE NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include contract Owner transaction expenses, contract fees, variable account annual expenses, and Fund fees and expenses, and are based on a sample Contract with the maximum possible fees.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated and that your Contract includes the maximum charges for optional benefits. If these optional benefits were not elected or fewer options were elected, the expense figures shown below would be lower. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Funds. For purposes of converting the annual contract fee to a percentage, the Example assumes an average Contract size of $50,000. In addition, this Example assumes no transfers were made and no premium taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangement of the Funds. If these arrangements were taken into consideration, the expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
(1)	If you surrender your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years

$1,313	$2,539	$3,657	$6,338
(2)	If you annuitize your Contract or if you do not surrender your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years

$583	$1,924	$3,226	$6,338

The fee table and example should not be considered a representation of past or future expenses and charges of the Sub-Accounts. Your actual expenses may be greater or less than those shown. The example does not include the deduction of state premium taxes, which may be assessed upon full surrender, death or annuitization, or any taxes and penalties you may be required to pay if you surrender the Contract. Similarly, the 5% annual rate of return assumed in the example is not intended to be representative of past or future investment performance. For more information about Fund expenses, including a description of any applicable fee waiver or expense reimbursement arrangement, see the prospectuses for the Funds.

CONDENSED FINANCIAL INFORMATION

Historical information about the value of the units we use to measure the variable portion of your Contract ("Variable Accumulation Units") is included in the back of this Prospectus as Appendix J.

THE ANNUITY CONTRACT

Sun Life Insurance and Annuity Company of New York and Sun Life (N.Y.) Variable Account C (the "Variable Account") offer the Contract on an individual basis in connection with retirement planning. We issue the Contract directly to the individual Owner of the Contract.

In this Prospectus, unless we state otherwise, we address Owners of Contracts as "you." For the purpose of determining benefits under the Contracts, we establish an Account for each Owner, which we will refer to as "your" Account.

Your Contract provides a number of important benefits for your retirement planning. It has an Accumulation Phase, during which you make Payments under the Contract and allocate them to one or more Variable Account or Fixed Account options, and an Income Phase, during which we make annuity payments based on the amount you have accumulated. Your Contract provides tax deferral, so that you do not pay taxes on your earnings under your Contract until you withdraw them. However, if you purchase your Contract in connection with a tax-qualified plan, your purchase should be made for reasons other than tax-deferral. Tax-qualified plans provide tax-deferral without the need for purchasing an annuity contract.

Your Contract also provides a basic death benefit if you die during the Accumulation Phase; you may enhance the basic death benefit by electing the optional death benefit rider and paying an additional charge for the optional death benefit rider. Finally, if you so elect, during the Income Phase we will make annuity payments to you or someone else for life or for another period that you choose.

You choose these benefits on a variable or fixed basis or a combination of both. When you choose Variable Account investment options or a Variable Annuity option, your Account Value will change in response to changes in the return available from the different types of investments you select under your Contract. With these variable options, you assume all investment risk under your Contract. When you choose the Fixed Annuity option, we assume the investment risk. You may also bear the risk that the interest rates we will offer in the future and the rates we will use in determining your Fixed Annuity may not exceed our minimum guaranteed rate. Our minimum guaranteed interest rate will never be less than that permitted by law.

The Contract is designed for use in connection with personal retirement and deferred compensation plans, some of which qualify for favorable federal income tax treatment under Sections 401, 403, 408 or 408A of the Internal Revenue Code. The Contract is also designed so that it may be used in connection with certain non-tax-qualified retirement plans, such as payroll savings plans and such other groups (trusteed or non-trusteed) as may be eligible under applicable law. We refer to Contracts used with plans that receive favorable tax treatment as "Qualified Contracts," and all other Contracts as "Non-Qualified Contracts." A qualified retirement plan generally provides tax deferral regardless of whether the plan invests in an annuity contract. A decision to purchase an annuity contract should not be based on the assumption that the purchase of an annuity contract is necessary to obtain tax-deferral benefits under a qualified retirement plan.

Some broker/dealers may limit their clients from purchasing some optional benefits based upon the client's age. Your individual representative will describe any such limitations. You should work with your registered representative to decide whether an optional benefit is appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance.

COMMUNICATING TO US ABOUT YOUR CONTRACT

All materials sent to us, including Purchase Payments, must be sent to our Annuity Service Address as set forth on the first page of this Prospectus. For all telephone communications, you must call (800) 447-7569.

Unless this Prospectus states differently, we will consider all materials sent to us and all telephone communications to be received on the date we actually receive them at our Annuity Service Address. However, we will consider all financial transactions, including Purchase Payments, withdrawal requests and transfer instructions, to be received on the next Business Day if we receive them (1) on a day that is not a Business Day or (2) after 4:00 p.m., Eastern Time.

When we specify that notice to us must be in writing, we reserve the right, at our sole discretion, to accept notice in another form.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

We are a stock life insurance company incorporated under the laws of New York on May 25, 1983. We do business primarily in New York. Our Home Office is located at 60 East 42nd Street, Suite 1115, New York, New York 10165.

We are ultimately controlled by Sun Life Financial Inc. ("Sun Life Financial"). Sun Life Financial, a corporation organized in Canada, is a reporting company under the Securities Exchange Act of 1934 with common shares listed on the Toronto, New York, and Philippine stock exchanges.

THE VARIABLE ACCOUNT

We established the Variable Account as a separate account on October 18, 1985, pursuant to a resolution of our Board of Directors. The Variable Account funds the Contract and various other variable annuity and variable life insurance product contracts are offered by the Company and other affiliated and unaffiliated offerors. These other products may have features, benefits and charges that are different from those under the Contract.

Under New York insurance law and the Contract, the income, gains or losses of the Variable Account are credited to or charged against the assets of the Variable Account without regard to the other income, gains, or losses of the Company. These assets are held in relation to the Contracts and other variable annuity and variable life insurance contracts that provide benefits that vary in accordance with the investment performance of the Variable Account. Although the assets maintained in the Variable Account will not be charged with any liabilities arising out of any other business we conduct, all obligations arising under the Contracts, including the promise to make annuity payments, are general corporate obligations of the Company.

The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account invests exclusively in shares of a specific Fund. All amounts allocated by you to a Sub-Account will be used to purchase Fund shares at their net asset value. Any and all distributions made by the Funds with respect to the shares held by the Variable Account will be reinvested to purchase additional Fund shares at their net asset value. Deductions from the Variable Account for cash withdrawals, annuity payments, death benefits, Account Fees, Contract charges against the assets of the Variable Account for the assumption of mortality and expense risks, administrative expenses, optional benefit riders, and any applicable taxes will, in effect, be made by redeeming the number of Fund shares at their net asset value equal in total value to the amount to be deducted. The Variable Account will be fully invested in Fund shares at all times.

VARIABLE ACCOUNT OPTIONS: THE FUNDS

The Contract offers Sub-Accounts that invest in a number of Fund investment options. Each Fund is a mutual fund registered under the Investment Company Act of 1940, or a separate series of shares of such a mutual fund.

More comprehensive information about the Funds, including a discussion of their management, investment objectives, expenses, and potential risks, is found in the current prospectuses for the Funds (the "Fund Prospectuses"). The Fund Prospectuses should be read in conjunction with this Prospectus before you invest. A copy of each Fund Prospectus, as well as a Statement of Additional Information for each Fund, may be obtained without charge from the Company by calling 1-800-447-7569 or by writing to Sun Life Insurance and Annuity Company of New York, P.O. Box 9133, Wellesley Hills, Massachusetts 02481.

The Funds may also be available to registered separate accounts offering variable annuity and variable life products of other affiliated and unaffiliated insurance companies, as well as to the Variable Account and other separate accounts of the Company. Although we do not anticipate any disadvantages to this, there is a possibility that a material conflict may arise between the interests of the Variable Account and one or more of the other separate accounts participating in the Funds. A conflict may occur due to a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of the Owners and Payees and those of other companies, or some other reason. In the event of conflict, we will take any steps necessary to protect Owners and Payees, including withdrawal of the Variable Account from participation in the underlying Funds which are involved in the conflict or substitution of shares of other Funds.

Certain of the investment advisers, transfer agents, or underwriters to the Funds may reimburse us for administrative costs in connection with administering the Funds as options under the Contracts. These amounts are not charged to the Funds or Owners, but are paid from assets of the advisers, transfer agents, or underwriters, except for the administrative costs of the Lord Abbett Series Trust Portfolios, which are paid from Fund assets and reflected under "Fees and Examples."

Certain publicly available mutual funds may have similar investment goals and principal investment policies and risks as one or more of the Funds, and may be managed by a Fund's portfolio manager(s). While a Fund may have many similarities to these other funds, its investment performance will differ from their investment performance. This is due to a number of differences between a Fund and these similar products, including differences in sales charges, expense ratios and cash flows.

THE FIXED ACCOUNT

The Fixed Account is made up of general account assets of the Company. Amounts you allocate to the Fixed Account will be available to fund the claims of all classes of our customers, including claims for benefits under the Contracts. Any obligations of the Fixed Account will be paid first from those assets allocated to the Fixed Account and the excess, if any, will be paid from the general account of the Company.

We will invest the assets of the Fixed Account in those assets we choose that are allowed by New York State insurance laws. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments. We intend to invest primarily in investment-grade fixed income securities (i.e. rated by a nationally recognized rating service within the 4 highest grades) or instruments we believe are of comparable quality.

We are not obligated to invest amounts allocated to the Fixed Account according to any particular strategy, except as may be required by applicable New York State insurance laws. You will not have a direct or indirect interest in the Fixed Account investments.

THE FIXED ACCOUNT OPTIONS: THE GUARANTEE PERIODS

You may elect one or more Guarantee Periods from those we make available from time to time. We may offer Guarantee Periods of different durations or stop offering some Guarantee Periods. Once we stop offering a Guarantee Period, allocations, transfers or renewals into that Guarantee Period will not be permitted. In addition, we reserve the right not to make any Guarantee Periods available. In such event, renewals will be made into the Money Market Sub-Account. We may choose to exercise this right before the Open Date or at some later time. At any time, we can reverse our decision to exercise this right.

We publish Guaranteed Interest Rates for each Guarantee Period offered. We may change the Guaranteed Interest Rates we offer from time to time, but no Guaranteed Interest Rate will ever be less than the minimum guaranteed rate permitted by state law. Also, once we have accepted your allocation to a particular Guarantee Period, we promise that the Guaranteed Interest Rate applicable to that allocation will not change for the duration of the Guarantee Period.

We determine Guaranteed Interest Rates at our discretion. We do not have a specific formula for establishing the rates for different Guarantee Periods. Our determination will be influenced by the interest rates on fixed income investments in which we may invest amounts allocated to the Guarantee Periods. We will also consider other factors in determining these rates, including regulatory and tax requirements, sales commissions and administrative expenses borne by us, general economic trends and competitive factors. We cannot predict the level of future interest rates.

THE ACCUMULATION PHASE

During the Accumulation Phase of your Contract, you make payments into your Account, and your earnings accumulate on a tax-deferred basis. The Accumulation Phase begins with our acceptance of your first Purchase Payment and ends the Business Day before your Annuity Commencement Date. The Accumulation Phase will end sooner if you surrender your Contract or if the Covered Person dies before the Annuity Commencement Date.

Issuing Your Contract

When we accept your Application, we "open" the Contract. We refer to this date as the "Open Date." When we receive your initial Purchase Payment, we "issue" your Contract. We refer to this date as the "Issue Date."

We will credit your initial Purchase Payment to your Account within 2 Business Days of receiving your completed Application. If your Application is not complete, we will notify you. If we do not have the necessary information to complete the Application within 5 Business Days, we will send your money back to you or ask your permission to retain your Purchase Payment until the Application is made complete. Then we will apply the Purchase Payment within 2 Business Days of when the Application is complete.

Amount and Frequency of Purchase Payments

The amount of Purchase Payments may vary; however, we will not accept an initial Purchase Payment of less than $10,000, and, although there is currently no minimum amount for additional Purchase Payments, we reserve the right to limit each additional Purchase Payment to at least $1,000. In addition, we will not accept a Purchase Payment if your Account Value is over $2 million, or if the Purchase Payment would cause your Account Value to exceed $2 million, unless we have approved the Payment in advance. We reserve the right to refuse Purchase Payments received more than 5 years after your Issue Date or after your 70th birthday, whichever is later. Within these limits, you may make Purchase Payments at any time during the Accumulation Phase.

Allocation of Net Purchase Payments

You may allocate your Purchase Payments among the different Sub-Accounts and Guarantee Periods currently available, but we reserve the right to limit any allocation to a Guarantee Period to at least $1,000.

In your Application, you may specify the percentage of each Purchase Payment to be allocated to each Sub-Account or Guarantee Period. These percentages are called your allocation factors. You may change the allocation factors for future Payments by sending us notice of the change as required. We will use your new allocation factors for the first Purchase Payment we receive with or after we have received notice of the change, and for all future Purchase Payments, until we receive another change notice.

Although it is currently not our practice, we may deduct applicable premium taxes or similar taxes from your Purchase Payments (see "Contract Charges -- Premium Taxes"). In that case, we will credit your Net Purchase Payment, which is the Purchase Payment minus the amount of those taxes.

Your Account

When we accept your first Purchase Payment, we establish an Account for you, which we maintain throughout the Accumulation Phase of your Contract.

Your Account Value

Your Account Value is the sum of the value of the 2 components of your Contract: the Variable Account portion of your Contract ("Variable Account Value") and the Fixed Account portion of your Contract ("Fixed Account Value"). These 2 components are calculated separately, as described under "Variable Account Value" and "Fixed Account Value."

Purchase Payment Interest

We will credit your Contract with interest, which we refer to as "Purchase Payment Interest", at the rate you selected when you applied for the Contract. Currently, we offer 2 interest rate options:

Option A: The 2% Five-Year Anniversary Interest Option -- Under this option we will credit your Contract with interest at a rate of 2% of each Purchase Payment received prior to the first Contract Anniversary. In addition, if you chose this option, we will credit your Contract with interest at a rate of 2% of the Account Value at the end of every Fifth-Year Anniversary.

Option B: The 3%, 4%, or 5% Interest Option -- Under this option we will credit your Contract with interest at the following rates:
●	3% of each Purchase Payment if the sum of all Purchase Payments, reduced by the sum of all withdrawals (your "Net Purchase Payments"), is less than $100,000 on the day we receive the Purchase Payment;

●	4% of each Purchase Payment if your Net Purchase Payments is $100,000 or more but less than $500,000 on the day we receive the Purchase Payment; and

●	5% of each Purchase Payment if your Net Purchase Payments are $500,000 or more on the day we receive the Purchase Payment.

If you chose this Option B, there may be an additional credit paid at the end of the first Contract Year. If your Net Purchase Payments at the end of your first Contract. Year are greater than or equal to $100,000, but less than $500,000, and some of your Net Purchase Payment(s) received a credit of 3% (rather than 4%), then an additional 1% will be paid on the amount of Net Purchase Payments that received the 3% credit. Similarly, if your Net Purchase Payments at the end of your first Contract Year are greater than or equal to $500,000 and some of your Purchase Payment(s) received a credit of either 3% or 4% (rather than 5%), then an additional 2% or 1% will be paid on the amount of Net Purchase Payments that received a 3% credit or a 4% credit, respectively.

We credit Purchase Payment Interest during the same Valuation Period in which we receive the Purchase Payment. We allocate the Purchase Payment Interest to the Sub-Accounts and/or the Guarantee Periods in the same proportion as the Net Purchase Payment is allocated. For any additional 1% or 2% interest credit under Option B or any Fifth-Year Anniversary credit under Option A, we allocate the credit on a pro rata basis to all Sub-Accounts and/or Guarantee Periods in which you are invested, excluding any Guarantee Periods established to support a dollar-cost averaging program. Any additional interest adjustments will be credited on your Contract Anniversary.

The Contracts are designed to give the most value to Owners with long-term investment goals. We will deduct the "Adjusted" Purchase Payment Interest if the Contract is returned during the "free look period." For a description of the free look period and Adjusted Purchase Payment Interest, see "Right to Return." For examples of how we calculate Purchase Payment Interest, see Appendix D.

We may credit Purchase Payment Interest at rates other than those described above on Contracts sold to officers, directors and employees of the Company or its affiliates, registered representatives, and employees of broker-dealers with a current selling agreement with the Company and affiliates of such representatives and broker-dealers, employees of affiliated asset management firms, and persons who have retired from such positions ("Eligible Employees") and immediate family members of Eligible Employees. The Company expects to make a profit on Purchase Payment Interest from the mortality and expense risk charge.

We may also credit the Purchase Payment Interest rates described above using different Net Purchase Payment dollar amount thresholds. Any change in the Net Purchase Payment dollar amount thresholds will be offered to all Owners on a prospective basis.

See "Tax Considerations -- Qualified Retirement Plans," if this Contract is to be purchased in connection with a tax qualified plan under Section 401(a) of the Code or a tax deferred annuity arrangement under Section 403(b) of the Code.

Variable Account Value

     Variable Accumulation Units

In order to calculate your Variable Account Value, we use a measure called a Variable Accumulation Unit for each Sub-Account. Your Variable Account Value is the sum of your Account Value in each Sub-Account, which is the number of your Variable Accumulation Units for that Sub-Account times the value of each Unit.

     Variable Accumulation Unit Value

The value of each Variable Accumulation Unit in a Sub-Account reflects the net investment performance of that Sub-Account. We determine that value once on each day that the New York Stock Exchange is open for trading, at the close of trading, which is currently 4:00 p.m., Eastern Time. (The close of trading is determined by the New York Stock Exchange.) We also may determine the value of Variable Accumulation Units of a Sub-Account on days the Exchange is closed if there is enough trading in securities held by that Sub-Account to materially affect the value of the Variable Accumulation Units. Each day we make a valuation is called a "Business Day." The period that begins at the time Variable Accumulation Units are valued on a Business Day and ends at that time on the next Business Day is called a "Valuation Period." On days other than Business Days, the value of a Variable Accumulation Unit does not change.

To measure these values, we use a factor -- which we call the "Net Investment Factor" -- which represents the net return on the Sub-Account's assets. At the end of any Valuation Period, the value of a Variable Accumulation Unit for a Sub-Account is equal to the value of that Sub-Account's Variable Accumulation Units at the end of the previous Valuation Period, multiplied by the Net Investment Factor. We calculate the Net Investment Factor by dividing (1) the net asset value of a Fund share held in the Sub-Account at the end of that Valuation Period, plus the per share amount of any dividend or capital gains distribution made by that Fund during the Valuation Period, by (2) the net asset value per share of the Fund share at the end of the previous Valuation Period; then, for each day in the Valuation Period, we deduct a factor representing the asset-based insurance charges (the mortality and expense risk charges and the administrative expense charge and distribution fee) plus any applicable asset-based charge for optional benefit riders. See "Contract Charges."

For a hypothetical example of how we calculate the value of a Variable Accumulation Unit, see the Statement of Additional Information.

     Crediting and Canceling Variable Accumulation Units

When we receive an allocation to a Sub-Account, either from a Net Purchase Payment or a transfer of Account Value, we credit that amount to your Account in Variable Accumulation Units. Similarly, we cancel Variable Accumulation Units when you transfer or withdraw amounts from a Sub-Account, or when we deduct certain charges under the Contract. We determine the number of Units credited or canceled by dividing the dollar amount by the Variable Accumulation Unit value for that Sub-Account at the end of the Valuation Period during which the transaction or charge is effective.

Fixed Account Value

Your Fixed Account Value is the sum of all amounts allocated to Guarantee Periods, either from Net Purchase Payments, transfers or renewals, plus interest credited on those amounts, and minus withdrawals, transfers out of Guarantee Periods, and any deductions for charges under the Contract taken from your Fixed Account Value.

A Guarantee Period begins the day we apply your allocation and ends when all calendar years (or months if the Guarantee Period is less than one year) in the Guarantee Period (measured from the end of the calendar month in which the amount was allocated to the Guarantee Period) have elapsed. The last day of the Guarantee Period is its Expiration Date.

Each additional Purchase Payment, transfer or renewal credited to your Fixed Account Value will result in a new Guarantee Period with its own Expiration Date. Amounts allocated at different times to Guarantee Periods of the same duration may have different Expiration Dates.

We credit interest on amounts allocated to a Guarantee Period at the applicable Guaranteed Interest Rate for the duration of the Guarantee Period. During the Guarantee Period, we credit interest daily at a rate that yields the Guaranteed Interest Rate on an annual effective basis.

Each separate allocation you make to a Guarantee Period, together with interest credited thereon, is called a Guarantee Amount. We will notify you in writing between 45 and 75 days before the Expiration Date for any Guarantee Amount.

A new Guarantee Period of the same duration will begin automatically for that Guarantee Amount on the first day following the Expiration Date, unless before the Expiration Date we receive instructions to transfer the Guarantee Amount to one or more Sub-Accounts, in accordance with the transfer privilege provision of the Contract described below (see "Transfer Privilege").

If we receive no instructions from you prior to the Expiration Date, we will automatically renew your Fixed Account allocation into a new Guarantee Period of the same duration as the last Guarantee Period. If we are no longer offering a Guarantee Period of the same duration, we will automatically transfer your Fixed Account allocation into the Money Market Sub-Account.

These automatic transfers of Fixed Account Value into the Money Market Sub-Account will not count as a transfer for purposes of the transfer restrictions described under "Transfer Privilege."

Transfer Privilege

     Permitted Transfers

During the Accumulation Phase, you may transfer all or part of your Account Value to one or more Sub-Accounts or Guarantee Periods then available, subject to the following restrictions:
●	you may not make more than 12 transfers in any Contract Year;

●	the amount transferred from a Guarantee Period must be the entire Guarantee Amount, except for transfers of interest credited during the current Contract Year;

●	at least 30 days must elapse between transfers to and from Guarantee Periods;

●	transfers to or from Sub-Accounts are subject to terms and conditions that may be imposed by the Funds; and

●	we impose additional restrictions on market timers, which are further described below.

These restrictions do not apply to transfers made under any approved Optional Program. At our discretion, we may waive some or all of these restrictions. Additional restrictions apply to transfers made under the Secured Returns for Life Benefit. (See "Optional Living Benefit Rider: Secured Returns for Life.")

We reserve the right to waive these restrictions and exceptions at any time. Any change will be applied uniformly. We will notify you of any change prior to its effectiveness.

There is usually no charge imposed on transfers; however, we reserve the right to impose a transfer charge of $15 for each transfer. Under current law, there is no tax liability for transfers.

     Requests for Transfers

You may request transfers in writing or by telephone. If the request is received before the earlier of (a) 4:00 p.m. Eastern Time on a Business Day, or (b) the close of the New York Stock Exchange on days that the Stock Exchange closes before 4:00 p.m., the transfer will be effective that day. The telephone transfer privilege is available automatically during regular business hours before 4:00 p.m. Eastern Time, and does not require your written election. We will require personal identifying information to process a request for a transfer made by telephone. We will not be liable for following instructions communicated by telephone that we reasonably believe are genuine.

Your transfer request will be effective as of the close of the Business Day if we receive your transfer request before the earlier of (a) 4:00 p.m. Eastern Time on a Business Day, or (b) the close of the New York Stock Exchange on days that the Stock Exchange closes before 4:00 p.m. Otherwise, your transfer request will be effective on the next Business Day.

     Short-Term Trading

The Contracts are not designed for short-term trading. If you wish to employ such strategies, do not purchase a Contract. Transfer limits and other restrictions, described below, are subject to our ability to monitor transfer activity. Some Contract Owners and their third party intermediaries engaging in short-term trading may employ a variety of strategies to avoid detection. Despite our efforts to prevent short-term trading, there is no assurance that we will be able to identify such Contract Owners or intermediaries or curtail their trading. A failure to detect and curtail short-term trading could result in adverse consequences to the Contract Owners. Short-term trading can increase costs for all Contract Owners as a result of excessive portfolio transaction fees. In addition, short-term trading can adversely affect a Fund's performance. If large amounts of money are suddenly transferred out of a Fund, the Fund's investment adviser cannot effectively invest in accordance with the Fund's investment objectives and policies.

The Company has policies and procedures to discourage frequent transfers of contract value. As described above under "Transfer Privilege," such policies include limiting the number and timing of certain transfers, subject to exceptions described in that section and exceptions designed to protect the interests of individual Contract Owners. The Company also reserves the right to charge a fee for transfers.

Short-term trading activities whether by the Contract Owner or a third party authorized to initiate transfer requests on behalf of Contract Owner(s) may be subject to other restrictions as well. For example, we reserve the right to take actions against short-term trading which restrict your transfer privileges more narrowly than the policies described under "Transfer Privilege," such as requiring transfer requests to be submitted in writing through regular first-class U.S mail (e.g., no overnight, priority or courier delivery allowed), and refusing any and all transfer instructions.

If we determine that a third party acting on your behalf is engaging (alone or in combination with transfers effected by you directly) in a pattern of short-term trading, we may refuse to process certain transfers requested by such a third party. We impose additional administrative restrictions on third parties that engage in transfers of Contract Values on behalf of multiple Contract Owners at one time. Specifically, we limit the form of such large group transfers to fax or mail delivery only, require the third party to provide us with advance notice of any possible large group transfer so that we can have additional staff ready to process the request, and require that the amount transferred out of a Sub-Account for each Contract Owner be equal to 100% of that Contract Owner's value in the Sub-Account.

We will provide you written notification of any restrictions imposed.

In addition, some of the Funds impose, or reserve the right to impose, additional restrictions on transfers if the Fund's short-term trading strategy is more restrictive than the Company's policy. Accordingly, the Variable Account may not be in a position to effectuate some transfers with such Funds and, therefore, will be unable to process such transfer requests. We also reserve the right to refuse requests involving transfers to or from the Fixed Account.

We reserve the right to waive short-term trading restrictions, where permitted by law and not adverse to the interests of the relevant underlying Fund and other shareholders, in the following instances:
●	when a new broker of record is designated for the Contract;

●	when the Participant changes;

●	when control of the Contract passes to the designated beneficiary upon the death of the Participant or Annuitant;

●	when necessary in our view to avoid hardship to a Participant; or

●	when underlying Funds are dissolved or merged or substituted.

If short-term trading results as a consequence of waiving the restrictions against short-term trading, it could expose Contract Owners to certain risks. The short-term trading could increase costs for all Contract Owners as a result of excessive portfolio transaction fees. In addition, the short-term trading could adversely affect a Fund's performance. If large amounts of money are suddenly transferred out of a Fund, the Fund's investment adviser cannot effectively invest in accordance with the Fund's investment objectives and policies. Unless the short-term trading policy and the permitted waivers of that policy are applied uniformly, some Contract Owners may experience a different application of the policy and therefore may experience some of these risks. We uniformly apply the short-term trading policy and the permitted waivers of that policy to all Contracts. If we did not do so, some Contract Owners could experience a different application of the policy and therefore may be treated unfairly. Too much discretion on our part in allowing the waivers of short-term trading policy could result in an unequal treatment of short-term traders by permitting some short-term traders to engage in short-term trading while prohibiting others from doing the same.

Waivers; Reduced Charges; Credits; Special Guaranteed Interest Rates

We may reduce or waive the withdrawal charge or the annual Account Fee; credit additional amounts; grant bonus Guaranteed Interest Rates in certain situations; or offer other options or benefits. These situations may include sales of Contracts (1) where selling and/or maintenance costs associated with the Contracts are reduced, such as the sale of several Contracts to the same Owner, sales of large Contracts, and certain group sales, and (2) to officers, directors and employees of the Company or its affiliates, registered representatives and employees of broker-dealers with a current selling agreement with the Company and affiliates of such representatives and broker-dealers, employees of affiliated asset management firms, and persons who have retired from such positions ("Eligible Employees") and immediate family members of Eligible Employees. Eligible Employees and their immediate family members may also purchase a Contract without regard to minimum Purchase Payment requirements. For other situations in which withdrawal charges may be waived, see "Withdrawals and Withdrawal Charge."

Other Programs

     Monitoring Service

You may elect, no later than your Issue Date, to participate in the Privacy Guard program offered through Affinion Services Group, Inc. ("Affinion"). This program is designed to help you access and monitor personal information that is recorded by national credit reporting agencies, by supplying you with a credit report and providing periodic monitoring of any new activity on your credit accounts. To participate in this program, you must authorize us to release certain information to Affinion. This will allow Affinion to set up your participation in Privacy Guard. If you elect Privacy Guard, your participation in this program will be free of charge for a period of twelve months from your Issue Date or until you cancel your Contract, if sooner. After the initial twelve-month period, you will be billed directly by Affinion for this service. You may terminate your participation in this program at any time. If you surrender your Contract within the first year, your participation in the program will automatically end.

You may participate in any of the following optional programs free of charge. Transfers made pursuant to the provisions of the following optional programs will not be charged a transfer fee, nor will such transfers count as one of the 12 free transfers per year allowed under the section entitled "Transfer Privilege."

     Dollar-Cost Averaging

Dollar-cost averaging allows you to invest gradually, over time, in up to 12 Sub-Accounts. You may select a dollar-cost averaging program at no extra charge by allocating a minimum amount to a designated Sub-Account or to a Guarantee Period we make available in connection with the program. (We reserve the right to limit minimum investments to at least $1,000.) Amounts allocated to the Fixed Account under the program will earn interest at a rate declared by the Company for the Guarantee Period you select. Previously applied amounts may not be transferred to a Guarantee Period made available in connection with this program. At regular intervals, we will transfer the same amount automatically (including a portion of the Purchase Payment Interest) to one or more Sub-Accounts that you choose, up to a maximum of 12 Sub-Accounts. The program continues until your Account Value allocated to the program is depleted or you elect to stop the program. The final amount transferred from the Fixed Account will include all interest earned (excluding Purchase Payment Interest).

Any new allocation of a Purchase Payment to the program will be treated as commencing a new dollar-cost averaging program and may be subject to the minimum.

The main objective of a dollar-cost averaging program is to minimize the impact of short-term price fluctuations on Account Value. In general, since you transfer the same dollar amount to the variable investment options at set intervals, dollar-cost averaging allows you to purchase more Variable Accumulation Units (and, indirectly, more Fund shares) when prices are low and fewer Variable Accumulation Units (and, indirectly, fewer Fund shares) when prices are high. Therefore, you may achieve a lower average cost per Variable Accumulation Unit over the long term. A dollar-cost averaging program allows you to take advantage of market fluctuations. However, it is important to understand that a dollar-cost averaging program does not insure a profit or protect against loss in a declining market. We do not allow transfers into any of the Guarantee Periods.

     Asset Allocation

One or more asset allocation programs may be available in connection with the Contracts, at no extra charge. Asset allocation is the process of investing in different asset classes -- such as equity funds, fixed income funds, and money market funds -- depending on your personal investment goals, tolerance for risk, and investment time horizon. By spreading your money among a variety of asset classes, you may be able to reduce the risk and volatility of investing, although there are no guarantees, and asset allocation does not insure a profit or protect against loss in a declining market.

Currently, you may select one of the available asset allocation models, each of which represents a combination of Sub-Accounts with a different level of risk. These models, as well as the terms and conditions of the asset allocation program, are fully described in a separate brochure. We may add or delete programs in the future.

Our asset allocation programs are "static" programs. That is to say, if you elect an asset allocation program, we automatically rebalance your Account Value among the Sub-Accounts represented in the model you chose, but we do not change your original percentage allocations among the Sub-Accounts in your chosen model, unless you advise us to do so. Nevertheless, we have selected an independent third-party administrator who reviews the existing models annually to determine whether the investment objective of the model is being met in light of changing markets. Based upon this review, the third-party administrator may recommend that new models be substituted for the existing models. If so, the new models will only be offered to Contracts issued on or after the date the new model goes into effect or to Owners who elect an asset allocation program on or after that date. Owners of any existing asset allocation programs may make an independent decision to change their asset allocations at any time. You should consult your financial adviser periodically to consider whether the model you have selected is still appropriate for you.

     Systematic Withdrawal Program

You may select our Systematic Withdrawal Program. Under the Systematic Withdrawal Program, you determine the amount and frequency of regular withdrawals you would like to receive from your Fixed Account Value and/or Variable Account Value and we will effect them automatically. The withdrawals under this program are subject to charges applicable on withdrawal or surrender. They may also be included as income and subject to a 10% federal tax penalty. You should consult a qualified tax professional before choosing this option. We reserve the right to limit the election of this program to Contracts with a minimum Account Value of $10,000.

You may change or stop this program at any time, by written notice to us or other means approved by us.

     Portfolio Rebalancing Program

Under the Portfolio Rebalancing Program, we transfer funds among all Sub-Accounts to maintain the percentage allocation you have selected among these Sub-Accounts. At your election, we will make these transfers on a quarterly, semi-annual or annual basis.

WITHDRAWALS AND WITHDRAWAL CHARGE

Cash Withdrawals

     Requesting a Withdrawal

At any time during the Accumulation Phase you may withdraw in cash all or any portion of your Account Value. To make a withdrawal, other than a Systematic Withdrawal, you must send us a written request at our Annuity Service Address. Your request must specify whether you want to withdraw the entire amount of your Account or, if less, the amount you wish to receive.

All withdrawals may be subject to a withdrawal charge (see "Withdrawal Charge"). Upon request, we will notify you of the amount we would pay in the event of a full withdrawal. Withdrawals also may have adverse income tax consequences, including a 10% penalty tax (see "Tax Considerations"). You should carefully consider these tax consequences before requesting a cash withdrawal.

     Full Withdrawals

If you request a full withdrawal, we calculate the amount we will pay you as follows. We start with the total value of your Account at the end of the Valuation Period during which we receive your withdrawal request; we deduct the Account Fee, if applicable, for the Contract Year in which the withdrawal is made; and finally, we calculate and then deduct any applicable withdrawal charge.

A full withdrawal results in the surrender of your Contract, and cancellation of all rights and privileges under your Contract.

     Partial Withdrawals

Unless you specify otherwise, when you request a partial withdrawal, we will deduct the actual amount specified in your request and then adjust the value of your Account by the total of the amount paid and deducting any applicable withdrawal charge.

You may specify the amount you want withdrawn from each Sub-Account and/or Guarantee Amount to which your Account is allocated. If you do not so specify, we will deduct the total amount you request pro rata, based on your Account Value at the end of the Valuation Period during which we receive your request.

Partial withdrawals may affect the death benefit or living benefit amount. In calculating the amount payable under the living benefit or death benefit, we may reduce the benefit amount to an amount equal to the benefit amount payable immediately before withdrawal multiplied by the ration of the Account Value immediately after the withdrawal to the Account Value immediately before the withdrawal. (See "Withdrawals Under the Optional Living Benefit Rider" and "Calculating the Death Benefit.")

If you request a partial withdrawal that would result in your Account Value being reduced to an amount less than the Account Fee for the Contract Year in which you make the withdrawal, we reserve the right to treat it as a request for a full withdrawal.

     Time of Payment

We will pay you the applicable amount of any full or partial withdrawal within 7 days after we receive your withdrawal request, except in cases where we are permitted, and choose, to defer payment under the Investment Company Act of 1940 and New York state insurance law. Currently, we may defer payment of amounts you withdraw from the Variable Account only for the following periods:
●	when the New York Stock Exchange is closed (except weekends and holidays) or when trading on the New York Stock Exchange is restricted;

●	when it is not reasonably practical to dispose of securities held by a Fund or to determine the value of the net assets of a Fund, because an emergency exists; or

●	when a SEC order permits us to defer payment for the protection of Owners.

We also may defer payment of amounts you withdraw from the Fixed Account for up to 6 months from the date we receive your withdrawal request. We do not pay interest on the amount of any payments we defer.

     Withdrawal Restrictions for Qualified Plans

If your Contract is a Qualified Contract, you should carefully check the terms of your retirement plan for limitations and restrictions on cash withdrawals.

Special restrictions apply to withdrawals from Contracts used for Section 403(b) annuities. (See "Tax Considerations -- Tax-Sheltered Annuities.")

Withdrawal Charge

We do not deduct any sales charge from your Purchase Payments when they are made. However, we may impose a withdrawal charge (known as a "contingent deferred sales charge") on certain amounts you withdraw. We impose this charge to defray some of our expenses related to the sale of the Contracts, such as commissions we pay to agents, the cost of sales literature, and other promotional costs and transaction expenses.

     Free Withdrawal Amount

In each Contract Year, you may withdraw a portion of your Account Value -- which we call the "free withdrawal amount" -- before incurring the withdrawal charge. For any year, the free withdrawal amount is equal to the amount of all Purchase Payments made before the last 7 Contract Years that you have not previously withdrawn, PLUS the greater of:
●	your Contract's earnings (defined below) during the prior Contract Year; and

●	10% of the amount of all Purchase Payments you have made during the last 7 Contract Years, including the current Contract Year.

Any portion of the "free withdrawal amount" that you do not use in a Contract Year is not cumulative; that is, it will not be carried forward or available for use in future years.

Your Contract's earnings during the prior Contract Year are equal to:
●	the difference between your Account Value at the end of the prior Contract Year and your Account Value at the beginning of the prior Contract Year, minus

●	any Purchase Payments made during the prior Contract Year, plus

●	any partial withdrawals and charges taken during the prior Contract Year.

For an example of how we calculate the "free withdrawal amount," see Appendix B.

     Order of Withdrawal

When you make a withdrawal, we consider the free withdrawal amount to be withdrawn first. We consider Purchase Payments that you have not already withdrawn (beginning with the oldest remaining Purchase Payment) to be withdrawn next. Once all Purchase Payments are withdrawn, the balance withdrawn is considered to be earnings and is not subject to a withdrawal charge.

     Calculation of Withdrawal Charge

We calculate the amount of the withdrawal charge by multiplying the Purchase Payments you withdraw by a percentage. The percentage varies according to the number of Contract Years the Purchase Payment has been held in your Account, including the Contract Year in which you made the Payment, but not the Contract Year in which you withdraw it. Each Payment begins a new 7-year period and moves down a declining surrender charge scale as shown below at each Contract Anniversary. Payments received during the current Contract Year will be charged 8%, if withdrawn. On your next scheduled Contract Anniversary, that Payment, along with any other Payments made during that Contract Year, will be considered to be in their second Contract Year and will have an 8% withdrawal charge. On the next Contract Anniversary, these Payments will move into their third Contract Year and will have a withdrawal charge of 7%, if withdrawn. This withdrawal charge decreases according to the number of Contract Years the Purchase Payment has been held in your Account. The declining Withdrawal Charge scale is as follows:

Number of Contract Years
Payment has Been	Withdrawal
In Your Account	Charge
0-1	8%
1-2	8%
2-3	7%
3-4	6%
4-5	5%
5-6	4%
6-7	3%
7+	0%

For example, the percentage applicable to the withdrawals of a Payment that has been in an Account for more than 2 Contract Years but less than 3 will be 7% regardless of the issue date of the Contract.

The withdrawal charge will never be greater than 8% of the aggregate amount of Purchase Payments you make under your Contract.

For additional examples of how we calculate withdrawal charges, see Appendix B.

Types of Withdrawals Not Subject to Withdrawal Charge

     Minimum Distributions

For each Qualified Contract, the free withdrawal amount in any Contract Year will be the greater of the free withdrawal amount described above or any amounts required to be withdrawn to comply with the minimum distribution requirement of the Internal Revenue Code. This waiver of the withdrawal charge applies only to the portion of the required minimum distribution attributable to that Qualified Contract.

     Other Withdrawals

We do not impose the withdrawal charge on amounts you apply to provide an annuity, amounts withdrawn from a Non-Qualified Contract as part of our non-qualified stretch program, amounts we pay as a death benefit, or amounts you transfer among the Sub-Accounts, between the Sub-Accounts and the Fixed Account, or within the Fixed Account.

CONTRACT CHARGES

Account Fee

During the Accumulation Phase of your Contract, we will deduct from your Account an annual Account Fee of $30 to help cover the administrative expenses we incur related to the issuance of Contracts and the maintenance of Accounts. We deduct the Account Fee on each Contract Anniversary. We deduct the Account Fee pro rata from each Sub-Account and each Guarantee Period, based on the allocation of your Account Value on your Contract Anniversary.

We will not charge the Account Fee if:
●	your Account Value has been allocated only to the Fixed Account during the applicable Contract Year; or

●	your Account Value is $100,000 or more on your Contract Anniversary.

If you make a full withdrawal of your Account, we will deduct the full amount of the Account Fee at the time of the withdrawal. In addition, on the Annuity Commencement Date we will deduct a pro rata portion of the Account Fee to reflect the time elapsed between the last Contract Anniversary and the day before the Annuity Commencement Date.

After the Annuity Commencement Date, we will deduct an annual Account Fee of $30 in the aggregate in equal amounts from each Variable Annuity payment we make during the year. We do not deduct any Account Fee from Fixed Annuity payments.

Administrative Expense Charge and Distribution Fee

We deduct an administrative expense charge from the assets of the Variable Account at an annual effective rate equal to 0.15% during both the Accumulation Phase and the Income Phase. This charge is designed to reimburse us for expenses we incur in administering the Contracts, Owner Accounts and the Variable Account that are not covered by the annual Account Fee.

We also deduct a distribution fee from the assets of the Variable Account at an effective annual rate equal to 0.15% during both the Accumulation Phase and the Income Phase. This charge is designed to reimburse us for the expenses associated with distributing and issuing the Contracts.

Mortality and Expense Risk Charge

During the Accumulation Phase, we deduct a mortality and expense risk charge from the assets of the Variable Account at an effective annual rate equal to 1.40%, if you are age 75 or younger on the Open Date (1.60%, if you are age 76 or older on the Open Date). The mortality risk we assume arises from our contractual obligation to continue to make annuity payments to each Annuitant, regardless of how long the Annuitant lives and regardless of how long all Annuitants as a group live. This obligation assures each Annuitant that neither the longevity of fellow Annuitants nor an improvement in life expectancy generally will have an adverse effect on the amount of any annuity payment received under the Contract. The mortality risk also arises from our contractual obligation to pay a death benefit upon the death of the Owner prior to the Annuity Commencement Date. The expense risk we assume is the risk that the annual Account Fee, the administrative expense charge, and the distribution fee we assess under the Contracts may be insufficient to cover the actual total administrative expenses we incur. If the amount of the charge is insufficient to cover the mortality and expense risks, we will bear the loss. If the amount of the charge is more than sufficient to cover the risks, we will make a profit on the charge. We expect to make a profit on the excess expense charge associated with the Purchase Payment Interest. We may use this profit for any proper corporate purpose, including the payment of marketing and distribution expenses for the Contracts.

Charges for Optional Benefit Riders

If you elect the Secured Returns for Life Benefit, we will deduct a specific charge from your Account Value on the last day of the Account Quarter. ("Account Quarters" are defined as three-month periods, with the first Account Quarter beginning on your Issue Date.) The charge per year is currently equal to 0.50% of your Account Value. See "Cost of the Optional Living Benefit Rider" under "Optional Living Benefit Rider: Secured Returns for Life."

If you elect the optional death benefit rider, we will deduct, during the Accumulation Phase, a charge from the assets of the Variable Account equal to 0.20% of the average daily net assets of your Contract.

Premium Taxes

In New York, there is no premium tax. However, if an Owner or Payee is not a New York State resident, a premium tax may be imposed, depending on where the Owner or Payee resides. We believe that the amounts of applicable premium taxes currently range from 0% to 3.5%. You should consult a qualified tax professional to find out if you could be subject to a premium tax and the amount of any tax.

In order to reimburse us for the premium tax we may pay on Purchase Payments, our policy is to deduct the amount of such taxes from the amount you apply to provide an annuity at the time of annuitization. However, we reserve the right to deduct the amount of any applicable tax from your Account at any time, including at the time you make a Purchase Payment or make a full or partial withdrawal. We do not make any profit on the deductions we make to reimburse premium taxes.

Fund Expenses

There are fees and charges deducted from each Fund. These fees and expenses are described in the Fund prospectuses and related Statements of Additional Information.

OPTIONAL LIVING BENEFIT RIDER: SECURED RETURNS FOR LIFE

At issue, you may elect to participate in an optional living benefit rider: Secured Returns for Life (an "Optional Living Benefit" or a "Benefit"). The Benefit provides a guarantee of a return of your initial Purchase Payment (adjusted for subsequent Purchase Payments and withdrawals), during the accumulation period. You may elect the Benefit on or before the Issue Date, provided:
●	the rider is available for sale in the state where the Contract is sold;

●	you limit the allocation of your Purchase Payments and Account Value to the investment options, known as "Designated Funds" that we make available with each rider; and

●	the oldest Owner has not attained age 86 on the Open Date.

You have the option of choosing between two different payment options under Secured Returns for Life: the Guaranteed Minimum Accumulation Benefit ("AB Plan") and the Guaranteed Minimum Withdrawal Benefit ("WB Plan"). These options are described in detail under captions containing those names.

We use the following definitions to describe how Secured Returns for Life works:
AB Plan Maturity Date	The date when the AB Plan matures which is on the 10th Contract Anniversary, or if you elect to "step-up" your guaranteed values under the rider, 10 years from the date of the last step-up.

Guaranteed Living Benefit Amount (the "GLB amount"):

The minimum amount guaranteed under the Contract while you are participating in the AB Plan. The GLB amount is initially equal to your initial Purchase Payment, which is adjusted for any subsequent Purchase Payments, step-ups, and partial withdrawals. The GLB amount is also used to set the GLB Base, Lifetime Income Base, and RGLB amount on the date you elect the WB Plan.

Guaranteed Living Benefit Base (the "GLB Base"):

A value equal to the RGLB amount on the date you elect to participate in the WB Plan. The GLB Base is adjusted later for any subsequent Purchase Payments, step-ups, and partial withdrawals. The GLB Base is used to establish the Maximum WB Amount.

Lifetime Income Base:

A value equal to the RGLB amount on the later of the date you elect to participate in the WB Plan if you are age 60 or older and the first Contract Anniversary after your 59th birthday. The Lifetime Income Base is adjusted later for any subsequent Purchase Payments, step-ups, and partial withdrawals. The Lifetime Income Base is used to establish the Maximum WB for Life Amount.

Maximum WB Amount:	The maximum guaranteed amount available for annual withdrawal until your RGLB amount has been reduced to zero. The annual Maximum WB Amount is equal to 5% of the GLB Base.

Maximum WB For Life Amount:

The maximum guaranteed amount available for annual withdrawal during your lifetime. The Maximum WB for Life Amount is equal to 4% or 5% of the current Lifetime Income Base depending upon the age of the Contract Owner on the date of the first withdrawal under the WB Plan or last Step-Up Date. If your Contract is co-owned, the age of the oldest co-owner will be used to determine the Maximum WB for Life Amount.

Remaining Guaranteed Living Benefit (the "RGLB amount"):

If you elect the WB Plan, the minimum amount guaranteed under the Plan. The RGLB amount equals the GLB amount on the date you choose to participate in the WB Plan. This amount will be adjusted for subsequent Purchase Payments, step-ups, and partial withdrawals.

To participate in Secured Returns for Life, all of your Account Value must be invested in one or more of the "Designated Funds" during the entire term of the plan: a 10-year period under the AB Plan or, if you elected the WB Plan, until the RGLB amount is reduced to zero and the Lifetime Income Base is zero. Your application lists the only Funds, Guarantee Period dollar cost averaging programs, and asset allocation models that currently qualify as "Designated Funds." We reserve the right to change the available Designated Funds on new and existing Contracts without prior notice. Any time there is a change in the Designated Funds, your Account Value will remain in the previously available Designated Funds. However, any future transfers or Purchase Payments you make may only be allocated to the Designated Funds then available.

You may combine your optional living benefit rider with any optional death benefit rider other than the EEB Premier Plus rider. Upon annuitization, Secured Returns for Life and any elected optional death benefit rider automatically terminate.

Secured Returns for Life guarantees a return of your initial Purchase Payment regardless of the investment performance of the underlying funds, provided that you comply with certain requirements. The amount guaranteed can be greater than or less than your Account Value. The guaranteed amount can be paid out under a Guaranteed Minimum Accumulation Benefit ("AB") Plan, which provides for a return of your guaranteed amount on the AB Plan Maturity Date, or a Guaranteed Minimum Withdrawal Benefit ("WB") Plan, which provides for a return of your guaranteed amount through periodic withdrawals or, if you meet certain conditions, payments for life.

If you elect Secured Returns for Life, you are automatically enrolled in the AB Plan. At any time, you may elect instead to receive your benefit under the WB Plan, provided that you make the election prior to the earliest of the Contract's maximum Annuity Commencement Date (the first day of the month following the youngest Annuitant's 95th birthday), the date you annuitize, and the date your AB Plan matures. Once you elect to participate in the WB Plan, you may not change your election to the AB Plan. If you do not specifically elect the WB Plan, you will be deemed to have elected to remain in the AB Plan.

Guaranteed Minimum Accumulation Benefit ("AB") Plan

Contract AnniversaryContract AnniversaryContract AnniversaryUnder its terms, the AB Plan matures on the AB Plan Maturity Date. On that date, we will credit your Account Value with any excess of your GLB amount over your Account Value after adjusting for any Contract charges or credits. Any such amount will be allocated on a pro rata basis to all Designated Funds in which you are invested at that time.

Your GLB amount is equal to the sum of 100% of your initial Purchase Payment plus a specified percentage of any subsequent Purchase Payments, adjusted in amount for step-ups (described below under "Step -Up") and partial withdrawals. If you make one or more subsequent Purchase Payments during the 10-year period, the period will not restart. Rather, the percentage of guaranteed return for each subsequent Purchase Payment after the second Contract Anniversary will be reduced depending upon the Contract Year in which it was made, as follows:

Contract Year in which Purchase Payment was made	Percentage added to the GLB amount
1-2	100%
3-5	85%
6-8	70%
9-10	60%
Note that the timing and amount of subsequent Purchase Payments and withdrawals may significantly affect the total Secured Returns for Life Benefit.

If your Account Value is greater than your GLB amount on the AB Plan Maturity Date, we will credit your Account Value with an amount equal to the charges you paid for Secured Returns for Life. (See "Refund of Rider Charges Under the AB Plan.") For examples of how we calculate benefits under the AB Plan, see Examples 1 through 3 in Appendix E.

Guaranteed Minimum Withdrawal Benefit ("WB") Plan

Under the terms of the WB Plan, you are guaranteed a return of your RGLB amount even if your Account Value becomes zero. Each Contract Year during which the WB Plan is in effect, you can withdraw up to your Maximum WB Amount until your RGLB amount has been depleted. Once the RGLB amount is reduced to zero, your GLB Base is permanently set to zero as well. However, if you exceed your Maximum WB Amount in any one Contract Year, your RGLB and future guaranteed withdrawals will be reduced in the manner described below under "Withdrawals Under the Optional Living Benefit Rider."

The WB Plan also guarantees that, if you have chosen the WB Plan and if you are age 60 or older, you can withdraw up to your "Maximum WB for Life Amount" every Contract Year that you are alive, even if your Account Value has been depleted. If you are younger than age 60, you may withdraw up to your Maximum WB for Life Amount every Contract Year after your first Contract Anniversary following your 59th birthday. If you exceed your Maximum WB for Life Amount in any one Contract Year, the amount of your subsequent guaranteed lifetime withdrawals will be reduced in the manner discussed below under "Withdrawals Under the Optional Living Benefit Rider."

Your Maximum WB Amount is a set dollar amount equal to 5% of your GLB Base. On the day you elect to participate in the WB Plan, we set your RGLB amount to equal your GLB amount as described under "Guaranteed Minimum Accumulation Benefit ("AB") Plan." Your GLB Base also is set equal to the RGLB amount on the date you elect to participate in the WB Plan. This value is used to determine your Maximum WB Amount as discussed further below.

To calculate your Maximum WB for Life Amount, we must first determine your Lifetime Income Base. The Lifetime Income Base is an amount equal to the RGLB amount on:

●	the date you elected to participate in the WB Plan if you are age 60 or older on that date, or

●	your first Contract Anniversary after your 59th birthday, if you are 59 or younger on the date you elect to participate in the WB Plan.

The Maximum WB for Life Amount will then be calculated, based upon your age on the date of the first withdrawal under the WB Plan , as follows:

Your Age on Date of First Withdrawal under WB Plan	Maximum WB for Life Amount

65 or older	5% of the Lifetime Income Base

64 or younger	4% of the Lifetime Income Base

You are not required to make any withdrawals after you have elected the WB Plan; however, each time you make a withdrawal, we determine whether the withdrawal has exceeded the Maximum WB Amount, the Maximum WB for Life Amount, or both. If you have exceeded the Maximum WB Amount or the Maximum WB for Life Amount, we determine the new maximum amount(s) for future withdrawals. In any one Contract Year, withdrawals in excess of your Maximum WB Amount or your Maximum WB for Life Amount may reduce or eliminate your future guaranteed withdrawals, possibly reducing the guaranteed minimum withdrawal benefit to an amount less than the sum of your Purchase Payments. (See "Withdrawals Under the Optional Living Benefit Rider.")

Provided your RGLB amount and Account Value have not been reduced to zero, any Purchase Payment made after you have elected the WB Plan, and before your fourth Contract Anniversary, will increase your RGLB amount, your GLB Base, and your Lifetime Income Base each by 100% of such Purchase Payment. Therefore, your Maximum WB Amount will equal 5% of your new GLB Base. Your Maximum WB for Life Amount will equal 4% or 5% of your new Lifetime Income Base, depending upon your age on the date of your first withdrawals under the WB Plan as shown in the above chart or your last "Step-Up Date," described under "Step-Up." Under the WB Plan, after your fourth Contract Anniversary, you may not make any additional Purchase Payments unless your benefit under the rider has been cancelled, terminated, or revoked.

Contract AnniversaryContract AnniversaryContract AnniversaryContract Anniversary

For examples of how we calculate benefits under the WB Plan, see Examples 4, 5, and 6 in Appendix E.

     "Build Your Portfolio"

Among the choices of "Designated Funds" is a selection of funds, "portfolio model," that you design yourself using certain broad guidelines that we provide. To "build your portfolio," you pick funds from each of five asset classes: cash and short-term bonds funds; intermediate and long-term bonds funds; core equity funds; growth equity funds; and specialty funds. Altogether you must pick at least three funds but no more than 18 funds for your portfolio model. The amount you may invest in each asset class is determined by a percentage range that we provide for each asset class. The sum of the percentages you invest in the five asset classes altogether must total 100%. A chart showing the funds available in each asset class and the percentage range assigned to each asset class is included in Appendix I.

You may transfer funds within the asset classes as long as your allocations remain within the percentage ranges we have established, and you adhere to the transfer provisions of your Contract. (See "Transfer Privilege.") Withdrawals out of your portfolio model will be taken pro-rata from each of your selected funds. Any additional Purchase Payments will be allocated proportionally to your current fund selection. At any time you can change your fund selection by providing new allocation instructions. Your new instructions will change your existing allocations accordingly. Your portfolio will be rebalanced quarterly to maintain your percentage allocations in line with the performance of the funds over the prior quarter.

If at any time, a fund is closed to new business, no new payments or transfers into the fund will be permitted, however, portfolio rebalancing of the fund will continue. To make a payment into your portfolio model after a fund within the model has been closed, you must redesign your portfolio model without the closed fund. Your entire Account Value will then be reallocated to your new portfolio model.

     Replacement Program

If you purchased the Secured Returns 2 Benefit ("Secured Returns 2"), prior to the later of the effective date of this Prospectus or 30 days after the date Secured Returns for Life became available for sale in your state, you may replace Secured Returns 2 with Secured Returns for Life, subject to our current underwriting rules. If you decide to replace Secured Returns 2 with Secured Returns for Life, you must notify us of your decision within 30 days of the date Secured Returns for Life is available for sale in your state. After you replace Secured Returns 2 with Secured Returns for Life, the following terms and conditions apply to your Contract:

●	Your GLB amount will not change upon replacement.

●	All benefits provided under Secured Returns for Life will commence on the date we receive your notification to participate in Secured Returns for Life ("Notification Date").

●	Any refund of rider charges (described below) will be applied to rider charges paid while participating in Secured Returns 2 as well as those paid while participating in Secured Returns for Life.

●

The time period for measuring the duration of your Secured Returns for Life Benefit will be based upon your Contract's Issue Date. For example, if you chose to exchange Secured Returns 2 for Secured Returns for Life twelve months after your Issue Date, your AB Plan will mature in nine years.

●	If you are participating in the WB Plan on the Notification Date, then you must remain in the WB Plan.

●	If you are participating in the WB Plan on the Notification Date then, on that Date, we will calculate your GLB Base as follows:

Your GLB Base = your Maximum WB Amount under Secured Returns 2
0.07

●

If you are participating in the WB Plan on the Notification Date, have passed your first Contract Anniversary after your 59th birthday, and have never withdrawn more than your Maximum WB Amount in any Contract Year, then, on the Notification Date, we will calculate your Lifetime Income Base as follows:

Your Lifetime Income Base = your Maximum WB Amount under Secured Returns 2
0.07

●

If you are participating in the WB Plan on the Notification Date, have passed your first Contract Anniversary after your 59th birthday, and have withdrawn more than your Maximum WB Amount in any one Contract Year, then, on the Notification Date, we will calculate your Lifetime Income Base as follows:

Your Lifetime Income Base = your GLB amount

●

If you are participating in the WB Plan on the Notification Date, but have not passed your first Contract Anniversary after your 59th birthday as of that Date, then we will calculate your Lifetime Income Base on your first Contract Anniversary after your 59th birthday using your GLB amount on that Contract Anniversary.

Cost of the Optional Living Benefit Rider

Unlike other Contract charges, the charge for Secured Returns for Life will not be calculated as a percentage of average daily net assets as described under "Variable Accumulation Unit Value." Instead, the charge for the Benefit will be made as a specific deduction from the Account Value, taken on the last valuation day of the Account Quarter. ("Account Quarters" are defined as three-month periods, with the first Account Quarter beginning on your Issue Date.) The charge per year for Secured Returns for Life is currently equal to 0.50% of your Account Value. The quarterly charge will be determined by multiplying the Account Value at the end of the Account Quarter by 0.00125. (See Example 7 in Appendix E.) The specific amount of the quarterly charge will be reflected on your quarterly account statement.

We will continue to deduct this charge until:
●	you annuitize or

●	under the provisions of Secured Returns for Life;

●	your benefit matures;

●	your benefit is revoked (see "Revocation of the Optional Living Benefit Rider"); or

●	your RGLB amount and your Lifetime Income Base are both reduced to zero under the WB Plan.

Cancellation of the Benefit (caused by a transfer out of the Designated Funds, a Purchase Payment allocation to a non-Designated Fund, or an assignment) will not terminate the charge, until the 7th Contract Anniversary. (See "Cancellation of the Optional Living Benefit Rider.")

Withdrawals Under the Optional Living Benefit Rider

All withdrawals under Secured Returns for Life are subject to withdrawal charges if they are in excess of the annual free withdrawal amount. (See "Free Withdrawal Amount" under "Withdrawal Charge.") In addition, any withdrawals you take under Secured Returns for Life Plus will reduce the value of your benefit under the rider. Such withdrawals affect your benefit differently depending upon whether you are participating in the AB Plan or the WB Plan.

Assume you are participating in the AB Plan. Any withdrawals you make will reduce the dollar value of your benefits under this rider proportionally to the amount withdrawn. For example, after a partial withdrawal, the new GLB amount will equal

old GLB amount x	Account Value immediately before partial withdrawal
Account Value immediately after partial withdrawal

Therefore, on your AB Maturity Date, instead of crediting your Account Value with the full amount of your benefit, we will reduce the amount we credit proportionally to the amount withdrawn.

Assume you are participating in the WB Plan and you want to receive the full amount of your guaranteed benefit over a period of years. To maximize your guaranteed benefit, you may withdraw no more than a specified amount each year. In other words, each year, you may withdraw no more than your Maximum WB Amount. Your guaranteed benefit amount (the RGLB amount) will be reduced dollar for dollar, but your Maximum WB Amount will remain unchanged. In other words, you will be able to take the same maximum amount each year until your guaranteed benefit amount is completely withdrawn.

If, however, in any one Contract Year, you withdraw more than the current Maximum WB Amount, the dollar value of your guaranteed benefits will be reduced and the amount of each future annual guaranteed withdrawal will be less. Here is how we calculate the benefit reduction. Your new RGLB amount will be the lesser of:
●	your previous RGLB amount, reduced dollar for dollar by the amount of the withdrawal and

●	your Account Value after the withdrawal.

Your new GLB will be the lesser of:
●	your previous GLB Base reduced dollar for dollar by the amount of the excess withdrawal, and

●	your Account Value after the withdrawal.

Your new Maximum WB Amount will be 5% of you new reduced GLB Base. Going forward, this will be the maximum amount that you can withdraw annually without further reducing your benefit.

The Maximum WB Amount is not cumulative. If you withdraw less than the Maximum WB Amount in any one Contract Year, you cannot add that unused portion to withdrawals made in future years to increase the Maximum WB Amount.

Assume you are participating in the WB Plan and, instead, you want to receive a guaranteed annual amount for the rest of your life. To maximize your guaranteed benefit, you may withdraw no more than a specified amount each year. Under this scenario, you may withdraw no more than your Maximum WB for Life Amount. Your guaranteed benefit amount (the RGLB amount) will be reduced dollar for dollar, but your Maximum WB for Life Amount will remain unchanged. In other words, you will be able to take the same maximum amount each year as long as you are alive.

If, however, in any one Contract Year, you withdraw more than the current Maximum WB for Life Amount, the dollar value of your guaranteed benefits will be reduced and the amount of each future annual guaranteed withdrawal will be less. Here is how we calculate the benefit reduction. Your new Lifetime Income Base will be the lesser of

●	your previous Lifetime Income Base reduced dollar for dollar by the amount of the excess withdrawal, and

●	the Account Value after the withdrawal.

A new Maximum WB for Life Amount will be determined based upon your age on the date of the first withdrawal under the WB Plan (or your age on the last "Step-Up Date," if later) as follows:

Your Age on the later of Date of First Withdrawal under WB Plan or Last Step-Up Date	New Maximum WB for Life Amount

65 or older	5% of the new Lifetime Income Base

64 or younger	4% of the new Lifetime Income Base

The Maximum WB for Life Amount is not cumulative. That is to say, the unused portion in any Contract Year cannot be applied in future years to increase the Maximum WB for Life Amount.

In general when participating in the WB Plan, you should keep the following in mind:
● A withdrawal in excess of the Maximum WB Amount or the Maximum WB for Life Amount might reduce or eliminate your Secured Returns for Life Benefits.

●

If your Account Value drops to zero and, in the same year, you withdraw more than your Maximum WB Amount or your Maximum WB for Life Amount, your benefits under Secured Returns for Life will terminate.

●

If your Account Value drops to zero but you did not, in the same year, withdraw more than your Maximum WB Amount or your Maximum WB for Life Amount, your benefits under Secured Returns for Life will continue. However, no subsequent Purchase Payment will be accepted, no death benefit or annuity benefits will be payable, and all benefits under your Contract, except the right to continue annual withdrawals under this rider, will terminate. You will have two choices:

(1)

You could choose to receive the Maximum WB for Life Amount, if any, until an Owner dies. After the death of an Owner, your beneficiary receives the Maximum WB Amount until the RGLB amount, if any, is reduced to zero; or

(2) You (or your beneficiary if an Owner has died) could choose to receive the Maximum WB Amount until the RGLB amount, if any, is reduced to zero.

If you do not make a choice, we will default you to option 1.

For examples showing how withdrawals affect your benefits under the WB Plan, see Examples 10, 11, and 12 in Appendix E.

Annuitization Under the WB Plan

Under the WB Plan, if your RGLB Amount and your Account Value are greater than zero on the maximum Annuity Commencement Date, you may annuitize your Contract rather than receiving periodic payments under the WB plan. If no prior election to annuitize is on file with the Company, on the maximum Annuity Commencement Date, you may elect to:

●	annuitize your Contract;

●	surrender your Contract;

●	receive the Maximum WB Amount each year until the GLB amount is reduced to zero; or

●	receive the Maximum WB for Life Amount each year until an Owner dies and, thereafter, allow the beneficiary to receive the Maximum WB Amount until the RGLB amount, if any, is reduced to zero.

Regardless of whether you elect to annuitize, surrender or receive payments under the WB plan, all other Contract benefits, including the Death Benefit, will terminate on the Annuity Commencement Date. If you fail to make an election, we will automatically annuitize your Contract and provide a life annuity with 120 monthly payments certain.

Cancellation of the Optional Living Benefit Rider

Transfers among the Designated Funds are permitted as described under "Transfer Privilege." If, however, you transfer some or all of your Account Value out of the Designated Funds, the Secured Returns for Life benefits will be automatically cancelled. Likewise, if you allocate one or more subsequent Purchase Payments to an investment option other than one of the Designated Funds, the Secured Returns for Life benefits will be cancelled.

An assignment of ownership of the Contract will also cancel Secured Returns for Life.

Once Secured Returns for Life has been cancelled, it cannot be reinstated. After cancellation of the benefits , you will continue to pay the annual charge for the Secured Returns for Life until your 7th Contract Anniversary.

Revocation of the Optional Living Benefit Rider

Anytime after your 7th Contract Anniversary, you may revoke Secured Returns for Life. Once revoked, Secured Returns for Life may not be reinstated. After Secured Returns for Life has been revoked, all benefits and charges will end.

Step-Up

On or after your third Contract Anniversary, you may elect to increase your guarnateed amount to your then current Account Value. Currently, this step-up election may be made on any day after your third Contract Anniversary. (We reserve the right to require step-up elections to occur only within 30 days following the third or any subsequent Contract Anniversary.)

If you are participating in the AB Plan, on the day we receive your step-up election notice in good order (the "Step-Up Date"), we will increase your GLB amount to an amount equal to your Account Value on the Step-Up Date. If you elect to step-up, at least 3 full years from the Step-Up Date must pass before you can elect another step-up. You can only elect to step-up if:
●	your current Account Value is greater than the current GLB amount and

●	your Account Value is $5,000,000 or less on your Step-Up Date.

If you are participating in the WB Plan on the Step-Up date, we will step up your GLB Base, your RGLB amount, and your Lifetime Income Base to an amount equal to your Account Value on the Step-Up Date. If you elect to step-up, at least 3 full years from the Step-Up Date must pass before you can elect another step-up. You can only elect to step-up if:
●	your current Account Value is greater than the current GLB Base and the current Lifetime Income Base, and

●	your Account Value is $5,000,000 or less on your Step-Up Date.

For purposes of determining the $5,000,000 limit, we reserve the right to aggregate your Account Value with the account values of all other Sun Life variable annuity contracts you own.

If you are in the AB Plan, your Step-Up Date must be at least 10 years prior to your maximum Annuity Commencement Date. If you have selected an Annuity Commencement Date that is prior to the maximum Annuity Commencement Date but is less than 10 years after your Step-Up Date, we will automatically extend your Annuity Commencement Date to equal your AB Plan Maturity Date.

Without a step-up, your benefit under the AB Plan will "mature" on the 10th Contract Anniversary (the date we credit your Account with any excess of your GLB amount over your Account Value or refund your Secured Returns for Life Rider charge, i.e. the "AB Plan Maturity Date"). If you elect to step-up your GLB amount, the term of your benefit under the AB Plan will change. After you make a step-up election, your benefit under the AB Plan will mature 10 years from the Step-Up Date, unless you elect the WB Plan any time before the AB Plan matures. (See Examples 13, 14, and 15 in Appendix E.)

Following your step-up election, the rider fee will be changed to an amount equal to the Secured Returns for Life fee charged on newly issued Contracts at that time. This fee may be higher than your current fee as set forth above under "Cost of the Optional Living Benefit Rider." If we are no longer issuing new Contracts with the Secured Returns for Life Rider, then the rider fee after the step-up will be set by us, based upon current market conditions at the time of the step-up.

Contract Anniversary

If you have been receiving benefits under the WB Plan, a step-up will change your Maximum WB Amount and your Maximum WB for Life Amount. Your Step-Up Date must be a date prior to your maximum Annuity Commencement Date. After the step up, your Maximum WB Amount will be 5% of the new GLB Base, and your Maximum WB for Life Amount will be 4% or 5% of your new Lifetime Income Base depending upon your age. If you are 65 or older on the Step-Up Date and your Maximum WB for Life Amount has been equal to 4% of your GLB Base, your Maximum WB for Life Amount will be increased to 5% of your GLB Base. Note that, if you step-up in a particular Contract Year, any withdrawals previously made in that Contract Year are applied against your new Maximum WB Amount and your new Maximum WB for Life Amount. (See Example 14 in Appendix E.)

If your benefit is under the AB Plan, at the time of step-up you can still change to the WB Plan at a later date, subject to the applicable age restrictions described above under "Guaranteed Minimum Withdrawal Benefit ('WB') Plan". (See Examples 14 and 15 in Appendix E.)

Subsequent Purchase Payments After a Step-Up

Under the WB Plan, subsequent Purchase Payments will increase, on a dollar-for-dollar basis, the RGLB amount, the GLB Base, and the Lifetime Income Base. After your fourth Contract Anniversary, if you are participating in the WB Plan, subsequent Purchase Payments are not allowed.

Under the AB Plan, after your step-up election, any subsequent Purchase Payment will increase the GLB amount under your AB Plan by a specified percentage of the subsequent Purchase Payment. The percentage guaranteed depends upon "Step-Up Year" in which the Payment was made. (A "Step-Up Year" is the 365-day period (366, if a leap year) commencing on your Step-Up Date.) The example below illustrates how we determine the percentage guaranteed after a subsequent Purchase Payment:

Assume you purchased a Contract on July 1, 2005, and elected to step-up your Contract on October 1, 2010. Under the AB Plan that you have elected, your benefit matures on October 1, 2020. For any subsequent Purchase Payments you make, your GLB amount would increase by the following percentages of such Purchase Paymants:

Step-Up Year	Payments Made Between	Percentage Added to the GLB amount
1	10/02/10 - 10/01/11	100%
2	10/02/11 - 10/01/12	100%
3	10/02/12 - 10/01/13	85%
4	10/02/13 - 10/01/14	85%
5	10/02/14 - 10/01/15	85%
6	10/02/15 - 10/01/16	70%
7	10/02/16 - 10/01/17	70%
8	10/02/17 - 10/01/18	70%
9	10/02/18 - 10/01/19	60%
10	10/02/19 - 10/01/20	60%

Thus, on 70% of a subsequent Purchase Payment made on October 2, 2015, would be guaranteed whereas 85% of a subsequent Purchase Payment made on October 1, 2015, would be guaranteed.

Renewal of the Optional Living Benefit Rider

If you elect to participate in the AB Plan and you remain in the Plan until it matures, you may elect to renew your participation in Secured Returns for Life, provided that we are still offering the Benefit to new Owners. Upon renewal, the annual charge for participation in the Benefit will be extended under the terms and conditions applicable to new Owners at that time. If renewal in the Secured Returns for Life Benefit is not available, or is available but you make no election to renew your participation in the Benefit, all further benefits under the Secured Returns for Life will be discontinued. We reserve the right to stop offering any Optional Living Benefit to new Owners. If we do so, renewals will no longer be available.

Once you elect to participate in the WB Plan, you may not renew your participation in Secured Returns for Life.

Refund of Rider Charges Under the AB Plan

If your Contract remains in the AB Plan Contract Anniversarythe AB Plan Maturity Date, and the Account Value is greater than or equal to the GLB amount, then we will refund the charges you have paid for Secured Return for Life ("Refund Amount") by crediting the Refund Amount to your Account Value. The Refund Amount will be allocated on a pro rata basis to the Designated Funds in which you are invested on such AB Plan Maturity Date. No refund of the Secured Return for Life rider charges will be made if you change from the AB Plan to the WB Plan.

Tax Issues

If your Contract is a Non-Qualified Contract, it is possible that the election of an optional living benefit rider might increase the taxable portion of any withdrawal you make from the Contract.

If your Contract is a Qualified Contract, the retirement plan governing that Qualified Contact may be subject to certain required minimum distribution ("RMD") provisions imposed by the Internal Revenue Code (the "Code") and IRS regulations (collectively, the "Federal Tax Laws"). These RMD provisions require that a yearly amount be distributed from the retirement plan beginning generally in the calendar year you attain age 70 1/2. Your failure to withdraw your yearly RMD amount from your Qualified Contract ("Yearly RMD Amount") could result in adverse tax treatment.

When you elect to participate in the WB Plan, we will inform you that you may withdraw annual amounts up to your Yearly RMD Amount without reducing your guaranteed withdrawal benefit. To assist you in complying with the RMD requirements, each year, we will notify you in early January of your calculated Yearly RMD Amount and inform you that you may withdraw annual amounts up to your Yearly RMD Amount without reducing your guaranteed withdrawal benefit.

In the event that your Yearly RMD Amount attributable to your Contract is greater than the maximum withdrawal amount permitted each year under the WB Plan, we are currently waiving withdrawal provisions under Secured Returns for Life Plus as follows. If you withdraw all or a portion of your Qualified Contract's Yearly RMD Amount from the Contract while participating in the WB Plan, we reduce your Account Value and your RGLB amount, dollar for dollar, by the amount of the withdrawal. We will not, however, penalize you if the current Federal Tax Laws require you to withdraw from your Contract an amount greater than either your Maximum WB Amount, or your Maximum WB for Life Amount. In other words, we will not reduce your GLB Base, or Lifetime Income Base, if a Yearly RMD Amount exceeds either your Maximum WB Amount or your Maximum WB for Life Amount, provided that

(1)

you withdraw your Qualified Contract's first Yearly RMD Amount in the calendar year you attain age 70 1/2 rather than postponing the withdrawal of that Amount until the first quarter of the next calendar year, and

(2)	you do not make any withdrawal from your Qualified Contract that would result in you receiving, in any Contract Year, more than one calendar year's Yearly RMD Amount.

If there is any change to the current Code or IRS rules governing the timing or determination of RMD amounts (including, but not limited to, amendments to the current IRS regulations or the issuance of IRS guidance), then we reserve the right to reduce GLB Base, or Lifetime Income Base, or both of these amounts, per the terms of the Contract regarding excess withdrawals (see "Withdrawals Under the Optional Living Benefit Rider"), when a Yearly RMD Amount withdrawn from your Contract exceeds either your Maximum WB Amount or your Maximum WB for Life Amount.

If you withdraw all or a portion of your Qualified Contract's Yearly RMD Amount from the Contract while participating in the AB Plan, we reduce your Account Value by the amount of the withdrawal and your GLB amount proportionally (see "Withdrawals Under the Optional Living Benefit Rider").

Please refer to "Tax Considerations - Impact of Optional Death Benefit and Optional Living Benefit Riders" for more information regarding these and other tax issues that you should consider before electing to participate in an optional living benefit rider.

Your Death Under the AB Plan

If you die while participating in the AB Plan, all benefits and charges under Secured Returns for Life will automatically terminate when we receive Due Proof of Death, unless your surviving spouse is the sole Beneficiary and elects to continue the Contract. Your surviving spouse has three options under the Contract.

(1)

Your spouse can automatically continue in the AB Plan even though the Account Value may have been enhanced under the provisions of the death benefit. (See "Spousal Continuance" under "DEATH BENEFIT.") The charges under Secured Returns for Life will be assessed against the enhanced Account Value. The GLB amount, however, will not be reset.

(2)

Your surviving spouse can elect to switch to the WB Plan; however, such election must be made prior to the earliest of annuitization, the maximum Annuity Commencement Date, and the scheduled AB Plan Maturity Date. The same WB Plan benefits will apply, except the surviving spouse will not be entitled to receive lifetime withdrawal benefits under the original optional living benefit rider.

(3)

Your surviving spouse can elect to participate in a new optional living benefit rider on the original Contract (assuming that the rider is available to new Owners at the time of such election) and, thus, be eligible to receive lifetime withdrawal benefits. If the surviving spouse makes such election: (a) the rider charge will be equal to the rider charge on newly issued Contracts; (b) the GLB amount will be equal to the Account Value after the death benefit has been credited; and (c) the spouse will be enrolled in the AB Plan. If the spouse elects to switch to the WB Plan, the GLB Base and the RGLB amount will be the GLB amount on the date the spouse elected to participate in the WB Plan. The Lifetime Income Base will be the RGLB amount on:

●	the date the surviving spouse elected to participate in the WB Plan, if the spouse is age 60 or older on that date, or

●	the Contract Anniversary after the surviving spouse reaches age 59, if the spouse is 59 or younger on the date of the WB Plan Election.

Your Death Under the WB Plan

If you die while participating in the WB Plan, your Beneficiary may elect to exercise any of the available options under the Death Benefit provisions of the Contract or, alternatively, to receive the Maximum WB Amount on an annual basis until the RGLB amount has been reduced to zero. If your surviving spouse is the sole Beneficiary and elects to continue the Contract, your spouse has two additional options under the Contract:
(1)

Your surviving spouse can automatically continue to participate in the WB Plan, but lifetime withdrawal benefits will not be available to your spouse. All other benefits under the WB Plan will continue, for your surviving spouse, even though the Account Value may have been enhanced under the provisions of the death benefit. (See "Spousal Continuance" under "DEATH BENEFIT.") The charges under Secured Returns for Life will be assessed against the enhanced Account Value. The RGLB amount, however, will not be reset.

(2)

Your surviving spouse can elect to participate in a new rider on the original contract (as described above under "Your Death Under the AB Plan") and, thus, be eligible to receive lifetime withdrawal benefits.

DEATH BENEFIT

If the Covered Person dies during the Accumulation Phase, we may pay a death benefit to the designated Beneficiary(ies), using the payment method elected (a single cash payment or one of our Annuity Options). If the Beneficiary is not living on the date of death of the Covered Person, we may pay the death benefit to the surviving Owner, if any, or, if there is no Owner, in one sum to your estate. We do not pay a death benefit if the Covered Person dies during the Income Phase. However, the Beneficiary will receive any annuity payments provided under an Annuity Option that is in effect. If the Contract names more than one Covered Person, we will pay the death benefit upon the first death of such Covered Persons.

Amount of Death Benefit

To calculate the amount of the death benefit, we use a "Death Benefit Date." The Death Benefit Date is the date we receive Due Proof of Death of the Covered Person in an acceptable form, if you have elected a death benefit payment method before the death of the Covered Person and it remains in effect. Otherwise, the Death Benefit Date is the later of the date we receive Due Proof of Death or the date we receive the Beneficiary's election of either payment method or, if the Beneficiary is your spouse, Contract continuation. If we do not receive the Beneficiary's election within 60 days after we receive Due Proof of Death, we reserve the right to provide a lump sum to your Beneficiary.

The amount of the death benefit is determined as of the Death Benefit Date.

The Basic Death Benefit

In general the death benefit will be the greater of the following amounts:
(1)	your Account Value for the Valuation Period during which the Death Benefit Date occurs; and

(2)	your total Adjusted Purchase Payments (Purchase Payments adjusted for partial withdrawals as described in "Calculating the Death Benefit") as of the Death Benefit Date.

For examples of how to calculate this basic death benefit, see Appendix C.

Optional Death Benefit Rider

You may enhance the "Basic Death Benefit" by electing an optional death benefit rider known as the Maximum Anniversary Account Value Rider ("MAV"). You must make your election on or before the Issue Date. You will pay a charge for the optional death benefit rider. (For a description of the charge, see "Charges for Optional Death Benefit Rider.") The rider is available only if you are younger than 80 on the Open Date. The optional death benefit election may not be changed after your Contract's Issue Date. The death benefit under the optional death benefit rider will be adjusted for all partial withdrawals as described in the Prospectus under the heading "Calculating the Death Benefit."

Under the MAV rider, the death benefit will be the greater of:
●	the amount payable under the basic death benefit, above, or

●

your Highest Account Value on any Contract Anniversary before the Covered Person's 81st birthday, adjusted for any subsequent Purchase Payments and partial withdrawals made between that Contract Anniversary and the Death Benefit Date.

In determining the Highest Account Value, on the second and each subsequent Contract Anniversary, the current Account Value is compared to the previous Highest Account Value, adjusted for any Purchase Payments and partial withdrawals made during the Contract Year ending on that Contract Anniversary. If the current Account Value exceeds the adjusted Highest Account Value, the current Account Value will become the new Highest Anniversary Account Value.

If your Contract is a Qualified Contract, required minimum distributions under the Internal Revenue Code may affect the value of this optional Benefit to you. Please refer to "Impact of Optional Death Benefit and Optional Living Benefit Riders" under "TAX CONSIDERATIONS" for more information regarding tax issues that you should consider before electing this optional Benefit.

Spousal Continuance

If your spouse is your sole Beneficiary, upon your death your spouse may elect to continue the Contract as the Owner, rather than receive the death benefit amount. In that case, we will not pay a death benefit, but the Contract's Account Value will be equal to your Contract's death benefit amount, as defined under the "Basic Death Benefit" or any optional death benefit rider you have selected. All Contract provisions, including any optional death benefit rider you have selected, will continue as if your spouse had purchased the Contract on the Death Benefit Date with a deposit equal to the death benefit amount. For purposes of calculating death benefits and expenses from that date forward, your spouse's age on the original effective date of the Contract will be used. Upon surrender or annuitization, this step-up to the spouse will not be treated as premium, but will be treated as income.

Calculating the Death Benefit

In calculating the death benefit amount payable under option (2) of the "Basic Death Benefit" or under the optional death benefit rider, any partial withdrawals will reduce the death benefit amount to an amount equal to the death benefit amount immediately before the withdrawal multiplied by the ratio of the Account Value immediately after the withdrawal to the Account Value immediately before the withdrawal.

If the death benefit is the amount payable under option (2) of the "Basic Death Benefit" or under the optional death benefit rider, your Account Value may be increased by the excess, if any, of that amount over option (1) of the "Basic Death Benefit." Any such increase will be allocated to the Sub-Accounts in proportion to your Account Value in those Sub-Accounts on the Death Benefit Date. Such increase will be made only if the Beneficiary elects to annuitize, elects to defer annuitization, or elects to continue the Contract. Also, any portion of this new Account Value attributed to the Fixed Account will be transferred to the Money Market Sub-Account.

Method of Paying Death Benefit

The death benefit may be paid in a single cash payment or as an annuity (either fixed, variable or a combination), under one or more of our Annuity Options. We describe the Annuity Options in this Prospectus under "The Income Phase -- Annuity Provisions."

During the Accumulation Phase, you may elect the method of payment for the death benefit. These elections are made by sending us at our Annuity Mailing Address an election form, which we will provide. If no such election is in effect on the date of your death, the Beneficiary may elect either a single cash payment or an annuity. If the Beneficiary is your spouse, the Beneficiary may elect to continue the Contract. This election is made by sending us a letter of instruction.. If we do not receive the Beneficiary's election within 60 days after we receive Due Proof of Death, the Beneficiary shall be deemed to have elected to defer receipt of payment under any death benefit option until a written election is submitted to the Company or a distribution is required by law.

If we pay the death benefit in the form of an Annuity Option, the Beneficiary becomes the Annuitant/Payee under the terms of that Annuity Option.

Non-Qualified Contracts

If your Contract is a Non-Qualified Contract, special distribution rules apply to the payment of the death benefit. The amount of the death benefit must be distributed either (1) as a lump sum within 5 years after your death or (2) if in the form of an annuity, over a period not greater than the life or expected life of the "designated beneficiary" within the meaning of Section 72(s) of the Internal Revenue Code, with payments beginning no later than one year after your death.

The person you have named as Beneficiary under your Contract, if any, will be the "designated beneficiary." If the named Beneficiary is not living and no contingent beneficiary has been named, the surviving Owner, if any, or the estate of the deceased Owner automatically becomes the designated beneficiary.

If the designated beneficiary is your surviving spouse, your spouse may continue the Contract in his or her own name as Owner. To make this election, your spouse must give us written notification within 60 days after we receive Due Proof of Death. The special distribution rules will then apply on the death of your spouse. To understand what happens when your spouse continues the Contract, see "Spousal Continuance," above.

During the Income Phase, if the Annuitant dies, the remaining value of the Annuity Option in place must be distributed at least as rapidly as the method of distribution under that option.

If the Owner is not a natural person, these distribution rules apply upon the death or removal of any Annuitant.

Payments made in contravention of these special rules would adversely affect the treatment of the Contracts as annuity contracts under the Internal Revenue Code. Neither you nor the Beneficiary may exercise rights that would have that effect.

Selection and Change of Beneficiary

You select your Beneficiary in your Application. You may change your Beneficiary at any time by sending us written notice on our required form, unless you previously made an irrevocable Beneficiary designation. A new Beneficiary designation is not effective until we record the change.

Payment of Death Benefit

Payment of the death benefit in cash will be made within 7 days of the Death Benefit Date, except if we are permitted to defer payment in accordance with the Investment Company Act of 1940. If an Annuity Option is elected, the Annuity Commencement Date will be the first day of the second calendar month following the Death Benefit Date, and your Account will remain in effect until the Annuity Commencement Date.

THE INCOME PHASE -- ANNUITY PROVISIONS

During the Income Phase, we make regular monthly annuity payments to the Annuitant.

The Income Phase of your Contract begins with the Annuity Commencement Date. On that date, we apply your Account Value, adjusted as described below, under the Annuity Option(s) you have selected, and we make the first annuity payment.

Once the Income Phase begins, no lump sum settlement option or cash withdrawals are permitted, except pursuant to Annuity Option D, Monthly Payments for a Specified Period Certain, as described below under the heading "Annuity Options," and you cannot change the Annuity Option selected. You may request a full withdrawal before the Annuity Commencement Date, which will be subject to all charges applicable on withdrawals. (See "Withdrawals and Withdrawal Charge.")

Selection of Annuitant(s)

You select the Annuitant in your Application. The Annuitant is the person who receives annuity payments during the Income Phase and on whose life these payments are based. In your Contract, the Annuity Options refer to the Annuitant as the "Payee." If you name someone other than yourself as Annuitant and the Annuitant dies before the Income Phase, you become the Annuitant.

When an Annuity Option has been selected as the method of paying the death benefit, the Beneficiary is the Payee of the annuity payments.

Selection of the Annuity Commencement Date

You select the Annuity Commencement Date in your Application. The following restrictions apply to the date you may select:
●	The earliest possible Annuity Commencement Date is the first day of the first month following your first Contract Anniversary.

●

The latest possible Annuity Commencement Date is the first day of the month following the Annuitant's 90th birthday. If there is a Co-Annuitant, the Annuity Commencement Date applies to the younger of the Annuitant and Co-Annuitant.

●	The Annuity Commencement Date must always be the first day of a month.

You may change the Annuity Commencement Date from time to time by sending us written notice, in a form acceptable to us, with the following additional limitations:
●	We must receive your notice, in good order, at least 30 days before the current Annuity Commencement Date.

●	The new Annuity Commencement Date must be at least 30 days after we receive the notice.

There may be other restrictions on your selection of the Annuity Commencement Date imposed by your retirement plan or applicable law. In most situations, current law requires that for a Qualified Contract, certain minimum distributions must commence no later than April 1 following the year the Annuitant reaches age 70 1/2 (or, for Qualified Contracts other than IRAs, no later than April 1 following the year the Annuitant retires, if later than the year the Annuitant reaches age 70 1/2).

Annuity Options

We offer the following Annuity Options for payments during the Income Phase. Each Annuity Option may be selected for a Variable Annuity, a Fixed Annuity, or a combination of both. We may also agree to other settlement options, in our discretion.

     Annuity Option A -- Life Annuity

We provide monthly payments during the lifetime of the Annuitant. Annuity payments stop when the Annuitant dies. There is no provision for continuation of any payments to a Beneficiary.

     Annuity Option B -- Life Annuity with 60, 120, 180 or 240 Monthly Payments Certain

We make monthly payments during the lifetime of the Annuitant. In addition, we guarantee that the Beneficiary will receive monthly payments for the remainder of the period certain, if the Annuitant dies during that period. The election of a longer period results in smaller monthly payments. If no Beneficiary is designated, we pay the discounted value of the remaining payments in one sum to the Annuitant's estate. The Beneficiary may also elect to receive the discounted value of the remaining payments in one sum. The discount rate for a Variable Annuity will be the assumed interest rate in effect; the discount rate for a Fixed Annuity will be based on the interest rate we used to determine the amount of each payment.

     Annuity Option C -- Joint and Survivor Annuity

We make monthly payments during the lifetime of the Annuitant and another person you designate and during the lifetime of the survivor of the two. We stop making payments when the last survivor dies. There is no provision for continuance of any payments to a Beneficiary.

     Annuity Option D -- Monthly Payments for a Specified Period Certain

We make monthly payments for a specified period of time from 10 to 30 years, as you elect. If payments under this option are paid on a variable annuity basis, the Annuitant may elect to receive in one sum, at any time, some or all of the discounted value of the remaining payments, less any applicable withdrawal charge; the discount rate for this purpose will be the assumed interest rate in effect. If the Annuitant dies during the period selected, the remaining income payments are made as described under Annuity Option B. The election of this Annuity Option may result in the imposition of a penalty tax.

Selection of Annuity Option

You select one or more of the Annuity Options, which you may change from time to time during the Accumulation Phase, as long as we receive your selection or change in writing at least 30 days before the Annuity Commencement Date. If we have not received your written selection on the 30th day before the Annuity Commencement Date, you will receive Annuity Option B, for a life annuity with 120 monthly payments certain.

You may specify the proportion of your Adjusted Account Value you wish to provide a Variable Annuity or a Fixed Annuity. Under a Variable Annuity, the dollar amount of payments will vary, while under a Fixed Annuity, the dollar amount of payments will remain the same. If you do not specify a Variable Annuity or a Fixed Annuity, your Adjusted Account Value will be divided between Variable Annuities and Fixed Annuities in the same proportions as your Account Value was divided between the Variable and Fixed Accounts on the Annuity Commencement Date. You may allocate your Adjusted Account Value applied to a Variable Annuity among the Sub-Accounts, or we will use your existing allocations.

There may be additional limitations on the options you may elect under your particular retirement plan or applicable law.

Remember that the Annuity Options may not be changed once annuity payments begin.

Amount of Annuity Payments

     Adjusted Account Value

The Adjusted Account Value is the amount we apply to provide a Variable Annuity and/or a Fixed Annuity. We calculate Adjusted Account Value by taking your Account Value on the Business Day just before the Annuity Commencement Date and making the following adjustments:
●	We deduct a proportional amount of the Account Fee, based on the fraction of the current Contract Year that has elapsed.

●	We deduct any applicable premium tax or similar tax if not previously deducted.

     Variable Annuity Payments

On the Annuity Commencement Date, we will exchange your Account's Variable Annuity Units for annuitization units which have annual insurance charges of 1.70% of your average daily net assets, regardless of your age on the Issue Date. Variable Annuity payments may vary each month. We determine the dollar amount of the first payment using the portion of your Adjusted Account Value applied to a Variable Annuity and the Annuity Payment Rates in your Contract, which are based on an assumed interest rate of 3% per year, compounded annually. See "Annuity Payment Rates."

To calculate the remaining payments, we convert the amount of the first payment into Annuity Units for each Sub-Account; we determine the number of those Annuity Units by dividing the portion of the first payment attributable to the Sub-Account by the Annuity Unit Value of that Sub-Account for the Valuation Period ending just before the Annuity Commencement Date. This number of Annuity Units for each Sub-Account will remain constant (unless the Annuitant requests an exchange of Annuity Units). However, the dollar amount of the next Variable Annuity payment -- which is the sum of the number of Annuity Units for each Sub-Account times its Annuity Unit Value for the Valuation Period ending just before the date of the payment -- will increase, decrease, or remain the same, depending on the net investment return of the Sub-Accounts.

If the net investment return of the Sub-Accounts selected is the same as the assumed interest rate of 3%, compounded annually, the payments will remain level. If the net investment return exceeds the assumed interest rate, payments will increase and, conversely, if it is less than the assumed interest rate, payments will decrease.

Please refer to the Statement of Additional Information for more information about calculating Variable Annuity Units and Variable Annuity payments, including examples of these calculations.

     Fixed Annuity Payments

Fixed Annuity payments are the same each month. We determine the dollar amount of each Fixed Annuity payment using the fixed portion of your Adjusted Account Value and the applicable Annuity Payment Rates. These will be either (1) the rates in your Contract, or (2) new rates we have published and are using on the Annuity Commencement Date, if they are more favorable. See "Annuity Payment Rates."

     Minimum Payments

If your Adjusted Account Value is less than $2,000, or the first annuity payment for any Annuity Option is less than $20, we will pay the Adjusted Account Value to the Annuitant in one payment.

Exchange of Variable Annuity Units

During the Income Phase, the Annuitant may exchange Annuity Units in one Sub-Account for Annuity Units in another Sub-Account, up to 12 times each Contract Year. To make an exchange, the Annuitant sends us, at our Annuity Service Address, a written request stating the number of Annuity Units in the Sub-Account he or she wishes to exchange and the new Sub-Account for which Annuity Units are requested. The number of new Annuity Units will be calculated so the dollar amount of an annuity payment on the date of the exchange would not be affected. To calculate this number, we use Annuity Unit values for the Valuation Period during which we receive the exchange request.

Before exchanging Annuity Units in one Sub-Account for those in another, the Annuitant should carefully review the relevant Fund prospectuses for the investment objectives and risk disclosure of the Funds in which the Sub-Accounts invest.

During the Income Phase, we permit only exchanges among Sub-Accounts. No exchanges to or from a Fixed Annuity are permitted.

Account Fee

During the Income Phase, we deduct the annual Account Fee of $30 in equal amounts from each Variable Annuity payment. We do not deduct the annual Account Fee from Fixed Annuity payments.

Annuity Payment Rates

The Contracts contain Annuity Payment Rates for each Annuity Option described in this Prospectus. The rates show, for each $1,000 applied, the dollar amount of: (a) the first monthly Variable Annuity payment based on the assumed interest rate specified in the applicable Contract (3% per year, compounded annually); and (b) the monthly Fixed Annuity payment, when this payment is based on the minimum guaranteed interest rate specified in the Contract.

The Annuity Payment Rates may vary according to the Annuity Option elected and the adjusted age of the Annuitant. The Contracts also describe the method of determining the adjusted age of the Annuitant. The mortality table used in determining the Annuity Payment Rates for Annuity Options A, B and C is the Annuity 2000 Table.

Annuity Options as Method of Payment for Death Benefit

You or your Beneficiary may also select one or more Annuity Options to be used in the event of the Covered Person's death before the Income Phase, as described under the "Death Benefit" section of this Prospectus. In that case, your Beneficiary will be the Annuitant. The Annuity Commencement Date will be the first day of the second month beginning after the Death Benefit Date.

OTHER CONTRACT PROVISIONS

Exercise of Contract Rights

A Contract belongs to the individual to whom the Contract is issued. All Contract rights and privileges can be exercised without the consent of the Beneficiary (other than an irrevocably designated Beneficiary) or any other person. Such rights and privileges may be exercised before the Annuity Commencement Date, except as the Contract otherwise provides.

The Annuitant becomes the Payee on and after the Annuity Commencement Date. The Beneficiary becomes the Payee on the death of the Owner prior to the Annuity Commencement Date, or on the death of the Annuitant after the Annuity Commencement Date. Such Payee may thereafter exercise such rights and privileges, if any, of ownership which continue.

Change of Ownership

Ownership of a Qualified Contract may not be transferred except to: (1) the Annuitant; (2) a trustee or successor trustee of a pension or profit sharing trust which is qualified under Section 401 of the Internal Revenue Code; (3) the employer of the Annuitant, provided that the Qualified Contract after transfer is maintained under the terms of a retirement plan qualified under Section 403(a) of the Internal Revenue Code for the benefit of the Annuitant; (4) the trustee or custodian of an individual retirement account plan qualified under Section 408 of the Internal Revenue Code for the benefit of the Owner; or (5) as otherwise permitted from time to time by laws and regulations governing the retirement or deferred compensation plans for which a Qualified Contract may be issued. Subject to the foregoing, a Qualified Contract may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than the Company.

The Owner of a Non-Qualified Contract may change the ownership of the Contract prior to the Annuity Commencement Date. A change of ownership will not be binding on us until we receive written notification. When we receive such notification, the change will be effective as of the date on which the request for change was signed by the Owner, but the change will be without prejudice to us on account of any payment we make or any action we take before receiving the change. If you change the Owner of a Non-Qualified Contract, you will become immediately liable for the payment of taxes on any gain realized under the Contract prior to the change of ownership, including possible liability for a 10% federal excise tax.

Change of ownership will not change the Covered Person named when the Contract is issued. This means that all death benefits and surrender charge waivers will continue to be based on the Covered Person and not the Owner. The amount payable on the death of the new Owner will be the Surrender Value.

Voting of Fund Shares

We will vote Fund shares held by the Sub-Accounts at meetings of shareholders of the Funds or in connection with similar solicitations, according to the voting instructions received from persons having the right to give voting instructions. During the Accumulation Phase, you will have the right to give voting instructions, except in the case of a Group Contract where the Owner has reserved this right. During the Income Phase, the Payee -- that is the Annuitant or Beneficiary entitled to receive benefits -- is the person having such voting rights. We will vote any shares attributable to us and Fund shares for which no timely voting instructions are received in the same proportion as the shares for which we receive instructions from Owners and Payees, as applicable.

Neither the Variable Account nor the Company is under any duty to provide information concerning the voting instruction rights of persons who may have such rights under plans, other than rights afforded by the Investment Company Act of 1940, or any duty to inquire as to the instructions received or the authority of Owners or others, as applicable, to instruct the voting of Fund shares. Except as the Variable Account or the Company has actual knowledge to the contrary, the instructions given by Owners and Payees will be valid as they affect the Variable Account, the Company and any others having voting instruction rights with respect to the Variable Account.

All Fund proxy material, together with an appropriate form to be used to give voting instructions, will be provided to each person having the right to give voting instructions at least 10 days prior to each meeting of the shareholders of the Funds. We will determine the number of Fund shares as to which each such person is entitled to give instructions as of the record date set by the Funds for such meeting, which is expected to be not more than 90 days prior to each such meeting. Prior to the Annuity Commencement Date, the number of Fund shares as to which voting instructions may be given to the Company is determined by dividing the value of all of the Variable Accumulation Units of the particular Sub-Account credited to the Owner Account by the net asset value of one Fund share as of the same date. On or after the Annuity Commencement Date, the number of Fund shares as to which such instructions may be given by a Payee is determined by dividing the reserve held by the Company in the Sub-Account with respect to the particular Payee by the net asset value of a Fund share as of the same date. After the Annuity Commencement Date, the number of Fund shares as to which a Payee is entitled to give voting instructions will generally decrease due to the decrease in the reserve.

Periodic Reports

During the Accumulation Period we will send you, at least once during each Contract Year, a statement showing the number, type and value of Accumulation Units credited to your Account and the Fixed Accumulation Value of your Account, which statement shall be accurate as of a date not more than 2 months previous to the date of mailing. These periodic statements contain important information concerning your transactions with respect to your Contract. It is your obligation to review each such statement carefully and to report to us, at the address or telephone number provided on the statement, any errors or discrepancies in the information presented therein within 60 days of the date of such statement. Unless we receive notice of any such error or discrepancy from you within such period, we may not be responsible for correcting the error or discrepancy.

In addition, every person having voting rights will receive such reports or prospectuses concerning the Variable Account and the Funds as may be required by the Investment Company Act of 1940 and the Securities Act of 1933. We will also send such statements reflecting transactions in your Account as may be required by applicable laws, rules and regulations.

Upon request, we will provide you with information regarding fixed and variable accumulation values.

Substitution of Securities

Shares of any or all Funds may not always be available for investment under the Contracts. We may add or delete Funds or other investment companies as variable investment options under the Contracts. We may also substitute for the shares held in any Sub-Account shares of another Fund or shares of another registered open-end investment company or unit investment trust, provided that the substitution has been approved, if required, by the SEC and the Superintendent of Insurance of the State of New York. In the event of any substitution pursuant to this provision, we may make appropriate endorsement to the Contract to reflect the substitution.

Change in Operation of Variable Account

At our election and subject to any necessary vote by persons having the right to give instructions with respect to the voting of Fund shares held by the Sub-Accounts, the Variable Account may be operated as a management company under the Investment Company Act of 1940 or it may be deregistered under the Investment Company Act of 1940 in the event registration is no longer required. Deregistration of the Variable Account requires an order by the SEC. In the event of any change in the operation of the Variable Account pursuant to this provision, we may make appropriate endorsement to the Contract to reflect the change and take such other action as may be necessary and appropriate to effect the change.

Splitting Units

We reserve the right to split or combine the value of Variable Accumulation Units, Annuity Units or any of them. In effecting any such change of unit values, strict equity will be preserved and no change will have a material effect on the benefits or other provisions of the Contract.

Modification

Upon notice to the Owner (or the Payee(s) during the Income Phase), we may modify the Contract if such modification: (i) is necessary to make the Contract or the Variable Account comply with any law or regulation issued by a governmental agency to which the Company or the Variable Account is subject; (ii) is necessary to assure continued qualification of the Contract under the Internal Revenue Code or other federal or state laws relating to retirement annuities or annuity contracts; (iii) is necessary to reflect a change in the operation of the Variable Account or the Sub-Account(s) (see "Change in Operation of Variable Account"); (iv) provides additional Variable Account and/or fixed accumulation options; or (v) as may otherwise be in the best interests of Owners or Payees, as applicable. In the event of any such modification, we may make appropriate endorsement in the Contract to reflect such modification.

Reservation of Rights

We reserve the right, to the extent permitted by law, to: (1) combine any 2 or more variable accounts; (2) add or delete Funds, sub-series thereof or other investment companies and corresponding Sub-Accounts; (3) add or remove Guarantee Periods available at any time for election by an Owner; and (4) restrict or eliminate any of the voting rights of Owners) or other persons who have voting rights as to the Variable Account. Where required by law, we will obtain approval of changes from Owners or any appropriate regulatory authority. In the event of any change pursuant to this provision, we may make appropriate endorsement to the Contract to reflect the change.

Right to Return

If you are not satisfied with your Contract, you may return it by mailing or delivering it to us at our Annuity Service Address as shown on the cover of this Prospectus within 10 days, or longer if allowed by your state, after it was delivered to you. State law may also allow you to return the Contract to your sales representative. When we receive the returned Contract, it will be cancelled and we will refund to you your Account Value less the Adjusted Purchase Payment Interest. The Adjusted Purchase Payment Interest that may be deducted is equal to the lesser of:
●	the portion of the Account Value that is attributable to any Purchase Payment Interest, and

●	all Purchase Payment Interest.

This means you receive any gain on Purchase Payment Interest and we bear any loss. However, if applicable state law requires, we will return the full amount of any Purchase Payment(s) we received.

If you are establishing an Individual Retirement Annuity ("IRA"), the Internal Revenue Code requires that we give you a disclosure statement containing certain information about the Contract and applicable legal requirements. We must give you this statement on or before the date the IRA is established. If we give you the disclosure statement before the seventh day preceding the date the IRA is established, you will not have any right of revocation under the Code. If we give you the disclosure statement at a later date, then you may give us a notice of revocation at any time within 7 days after your Issue Date. Upon such revocation, we will refund your Purchase Payment(s). This right of revocation with respect to an IRA is in addition to the return privilege set forth in the preceding paragraph. We allow an Owner establishing an IRA a "ten day free-look," notwithstanding the provisions of the Internal Revenue Code.

TAX CONSIDERATIONS

This section provides general information on the federal income tax consequences of ownership of a Contract based upon our understanding of current federal tax laws. Actual federal tax consequences will vary depending on, among other things, the type of retirement plan under which your Contract is issued. Also, legislation altering the current tax treatment of annuity contracts could be enacted in the future and could apply retroactively to Contracts that were purchased before the date of enactment. We make no attempt to consider any applicable federal estate, federal gift, state, or other tax laws. We also make no guarantee regarding the federal, state, or local tax status of any Contract or any transaction involving any Contract. You should consult a qualified tax professional for advice before purchasing a Contract or executing any other transaction (such as a rollover, distribution, withdrawal or payment) involving a Contract.

     Deductibility of Purchase Payments

For federal income tax purposes, Purchase Payments made under Non-Qualified Contracts are not deductible. Under certain circumstances, Purchase Payments made under Qualified Contracts may be excludible or deductible from taxable income. Any such amounts will also be excluded from the "investment in the contract" for purposes of determining the taxable portion of any distributions from a Qualified Contract. As a general rule, regardless of whether you own a Qualified or a Non-Qualified Contract, the amount of your tax liability on earnings and distributions will depend upon the specific tax rules applicable to your Contract and your particular circumstances.

     Pre-Distribution Taxation of Contracts

Generally, an increase in the value of a Contract will not give rise to a current income tax liability to the Owner of a Contract or to any payee under the Contract until a distribution is received from the Contract. However, certain assignments or pledges of a Contract or loans under a Contract will be treated as distributions to the Owner of the Contract and will accelerate the taxability of any increases in the value of a Contract.

Also, corporate (or other non-natural person) Owners of a Non-Qualified Contract will generally incur a current tax liability on Account Value increases. There are certain exceptions to this current taxation rule, including: (i) any Contract that is an "immediate annuity", which the Internal Revenue Code (the "Code") defines as a single premium contract with an annuity commencement date within one year of the date of purchase which provides for a series of substantially equal periodic payments (to be made not less frequently than annually) during the annuity period, and (ii) any Contract that the non-natural person holds as agent for a natural person (such as where a bank or other entity holds a Contract as trustee under a trust agreement).

You should note that a qualified retirement plan generally provides tax deferral regardless of whether the plan invests in an annuity contract. For that reason, no decision to purchase a Qualified Contract should be based on the assumption that the purchase of a Qualified Contract is necessary to obtain tax deferral under a qualified plan.

     Distributions and Withdrawals from Non-Qualified Contracts

The Account Value of a Non-Qualified Contract will generally include both (i) an amount attributable to Purchase Payments, the return of which will not be taxable, and (ii) an amount attributable to investment earnings, the receipt of which will be taxable at ordinary income rates. The relative portions of any particular distribution that derive from nontaxable Purchase Payments and taxable investment earnings depend upon the nature and the timing of that distribution.

Any withdrawal of less than your entire Account Value under a Non-Qualified Contract before the Annuity Commencement Date, must be treated as a receipt of investment earnings. You may not treat such withdrawals as a non-taxable return of Purchase Payments unless you have first withdrawn the entire amount of the Account Value that is attributable to investment earnings. For purposes of determining whether an Owner has withdrawn the entire amount of the investment earnings under a Non-Qualified Contract, the Code provides that all Non-Qualified deferred annuity contracts issued by the same company to the same Owner during any one calendar year must be treated as one annuity contract.

A Payee who receives annuity payments under a Non-Qualified Contract after the Annuity Commencement Date, will generally be able to treat a portion of each payment as a nontaxable return of Purchase Payments and to treat only the remainder of each such payment as taxable investment earnings. Until the Purchase Payments have been fully recovered in this manner, the nontaxable portion of each payment will be determined by the ratio of (i) the total amount of the Purchase Payments made under the Contract, to (ii) the Payee's expected return under the Contract. Once the Payee has received nontaxable payments in an amount equal to total Purchase Payments, no further exclusion is allowed and all future distributions will constitute fully taxable ordinary income. If payments are terminated upon the death of the Annuitant or other Payee before the Purchase Payments have been fully recovered, the unrecovered Purchase Payments may be deducted on the final return of the Annuitant or other Payee.

A penalty tax of 10% may also apply to taxable cash withdrawals, including lump-sum payments from Non-Qualified Contracts. This penalty will generally not apply to distributions made after age 59 1/2, to distributions pursuant to the death or disability of the owner, or to distributions that are a part of a series of substantially equal periodic payments made annually under a lifetime annuity, or to distributions under an immediate annuity (as defined above).

Death benefits paid upon the death of a contract owner are not life insurance benefits and will generally be includible in the income of the recipient to the extent they represent investment earnings under the contract. For this purpose, the amount of the "investment in the contract" is not affected by the owner's or annuitant's death, i.e., the investment in the contract must still be determined by reference to the total Purchase Payments (excluding amounts that were deductible by, or excluded from the gross income of, the Owner of a Contract), less any Purchase Payments that were amounts previously received which were not includible in income. Special mandatory distribution rules also apply after the death of the Owner when the beneficiary is not the surviving spouse of the Owner.

If death benefits are distributed in a lump sum, the taxable amount of those benefits will be determined in the same manner as upon a full surrender of the contract. If death benefits are distributed under an annuity option, the taxable amount of those benefits will be determined in the same manner as annuity payments, as described above.

Any amounts held under a Non-Qualified Contract that are assigned or pledged as collateral for a loan will also be treated as if withdrawn from the Contract. In addition, upon the transfer of a Non-Qualified Contract by gift (other than to the Owner's spouse), the Owner must treat an amount equal to the Account Value minus the total amount paid for the Contract as income.

     Distributions and Withdrawals from Qualified Contracts

In most cases, all of the distributions you receive from a Qualified Contract will constitute fully taxable ordinary income. Also, a 10% penalty tax will apply to distributions prior to age 59 1/2, except in certain circumstances.

If you receive a distribution for a Qualified Contract used in connection with a qualified pension plan, from a tax-sheltered annuity or an individual retirement annuity "IRA" and roll over some or all that distribution to another eligible plan, following the rules set out in the Code and IRS regulations, the portion of such distribution that is rolled over will not be includible in your income. An eligible rollover distribution from a qualified plan or tax-sheltered annuity will be subject to 20% mandatory withholding as described below. Because the amount of the cash paid to you as an eligible rollover distribution will be reduced by this withholding, you will not be able to roll over the entire account balance under your Contract, unless you use other funds equal to the tax withholding to complete the rollover. Rollovers of IRA distributions are not subject to the 20% mandatory withholding requirement.

An eligible rollover distribution from a qualified plan or tax-sheltered annuity is any distribution of all or any portion of the balance to the credit of an employee, except that the term does not include:
●	a distribution which is one of a series of substantially equal periodic payments made annually under a lifetime annuity or for a specified period of ten years or more;

●	any required minimum distribution, or

●	any hardship distribution.

Only you or your surviving spouse Beneficiary may elect to roll over a distribution to an eligible retirement plan.

     Withholding

In the case of an eligible rollover distribution (as defined above) from a Qualified Contract (other than from an IRA), we (or the plan administrator) must withhold and remit to the U.S. Government 20% of the distribution, unless the Owner or Payee elects to make a direct rollover of the distribution to another qualified retirement plan that is eligible to receive the rollover; however, only you or your surviving spouse Beneficiary may elect a direct rollover. In the case of a distribution from (i) a Non-Qualified Contract, (ii) an IRA, or (iii) a Qualified Contract where the distribution is not an eligible rollover distribution, we will withhold and remit to the U.S. Government a part of the taxable portion of each distribution unless, prior to the distribution, the Owner or Payee provides us his or her taxpayer identification number and instructs us (in the manner prescribed) not to withhold. The Owner or Payee may credit against his or her federal income tax liability for the year of distribution any amounts that we (or the plan administrator) withhold.

     Investment Diversification and Control

The Treasury Department has issued regulations that prescribe investment diversification requirements for the mutual fund series underlying nonqualified variable contracts. All Non-Qualified Contracts must comply with these regulations to qualify as annuities for federal income tax purposes. The owner of a Non-Qualified Contract that does not meet these guidelines will be subject to current taxation on annual increases in value of the Contract. We believe that each Fund complies with these regulations.

The IRS has stated that satisfaction of the diversification requirements described above by itself does not prevent a contract owner from being treated as the owner of separate account assets under an "owner control" test. If a contract owner is treated as the owner of separate account assets for tax purposes, the contract owner would be subject to taxation on the income and gains from the separate account assets. In published revenue rulings through 1982 and then again in 2003, the IRS has stated that a variable contract owner will be considered the owner of separate account assets if the owner possesses incidents of ownership in those assets, such as the ability to exercise control over the investment of the assets. In Revenue Ruling 2003-91, the IRS considered certain variable annuity and variable life insurance contracts and concluded that the owners of the variable contracts would not be considered the owners of the contracts' underlying assets for federal income tax purposes.

Revenue Ruling 2003-91 states that the determination of whether the owner of a variable contract possesses sufficient incidents of ownership over the assets underlying the variable contract so as to be deemed the owner of those assets for federal income tax purposes will depend on all the facts and circumstances. We do not believe that the differences between the Contract and the contracts described in Revenue Ruling 2003-91 should prevent the holding in Revenue Ruling 2003-91 from applying. Nevertheless, you should consult with a qualified tax professional on the potential impact of the investor control rules of the IRS as they relate to the investment decisions and activities you may undertake with respect to the Contract. In addition, the IRS and/or the Treasury Department may issue new rulings, interpretations or regulations on this subject in the future. Accordingly, we therefore reserve the right to modify the Contracts as necessary to attempt to prevent you from being considered the owner, for tax purposes, of the underlying assets. We also reserve the right to notify you if we determine that it is no longer practicable to maintain the Contract in a manner that was designed to prevent you from being considered the owner of the assets of the Separate Account. You bear the risk that you may be treated as the owner of Separate Account assets and taxed accordingly.

     Tax Treatment of the Company and the Variable Account

As a life insurance company under the Code, we will record and report operations of the Variable Account separately from other operations. The Variable Account will not, however, constitute a regulated investment company or any other type of taxable entity distinct from our other operations. Under present law, we will not incur tax on the income of the Variable Account (consisting primarily of interest, dividends, and net capital gains) if we use this income to increase reserves under Contracts participating in the Variable Account.

     Qualified Retirement Plans

"Qualified Contracts" are Contracts used with plans that receive tax-deferral treatment pursuant to specific provisions of the Code. Annuity contracts also receive tax-deferral treatment. It is not necessary that you purchase an annuity contract to receive the tax-deferral treatment available through a Qualified Contract. If you purchase this annuity Contract as a Qualified Contract, you do not received additional tax-deferral. Therefore, if you purchase this annuity Contract as a Qualified Contract, you should do so for reasons other than obtaining tax deferral.

You may use Qualified Contracts with several types of qualified retirement plans. Because tax consequences will vary with the type of qualified retirement plan and the plan's specific terms and conditions, we provide below only brief, general descriptions of the consequences that follow from using Qualified Contracts in connection with various types of qualified retirement plans. We stress that the rights of any person to any benefits under these plans may be subject to the terms and conditions of the plans themselves, regardless of the terms of the Qualified Contracts that you are using. These terms and conditions may include restrictions on, among other things, ownership, transferability, assignability, contributions and distributions.

In evaluating whether the Contract is suitable for purchase in connection with a tax qualified plan under Section 401(a) of the Code or a tax-sheltered annuity arrangement under Section 403(b) of the Code, the effect of the Purchase Payment Interest provisions on the plan's compliance with the applicable nondiscrimination requirements should be considered. Violation of the nondiscrimination rules can cause a plan to lose its tax qualified status under the Code and could result in the full taxation of participants on all of their benefits under the plan. Violation of the nondiscrimination rules might also result in a liability for additional benefits being paid to certain plan participants. Employers intending to use the Contract in connection with such plans should consult a qualified tax professional.

     Pension and Profit-Sharing Plans

Sections 401(a), 401(k) and 403(a) of the Code permit business employers and certain associations to establish various types of retirement plans for employees. The Code requirements are similar for qualified retirement plans of corporations and those of self-employed individuals. Self-employed persons, as a general rule, may therefore use Qualified Contracts as a funding vehicle for their retirement plans.

     Tax-Sheltered Annuities

Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to purchase annuity contracts and, subject to certain limitations, exclude the amount of purchase payments from gross income for tax purposes. The Code imposes restrictions on cash withdrawals from Section 403(b) annuities.

If the Contracts are to receive tax deferred treatment, cash withdrawals of amounts attributable to salary reduction contributions (other than withdrawals of accumulation account value as of December 31, 1988) may be made only when the Owner attains age 59 1/2, has a severance from employmentwith the employer, dies or becomes disabled (within the meaning of Section 72(m)(7) of the Code). These restrictions apply to (i) any post-1988 salary reduction contributions, (ii) any growth or interest on post-1988 salary reduction contributions, (iii) any growth or interest on pre-1989 salary reduction contributions that occurs on or after January 1, 1989, and (iv) any pre-1989 salary reduction contributions since we do not maintain records that separately account for such contributions. It is permissible, however, to withdraw post-1988 salary reduction contributions (but not the earnings attributable to such contributions) in cases of financial hardship. While the Internal Revenue Service has not issued specific rules defining financial hardship, we expect that to qualify for a hardship distribution, the Owner must have an immediate and heavy bona fide financial need and lack other resources reasonably available to satisfy the need. Hardship withdrawals (as well as certain other premature withdrawals) will be subject to a 10% tax penalty, in addition to any withdrawal charge applicable under the Contracts. Under certain circumstances the 10% tax penalty will not apply if the withdrawal is for medical expenses.

Section 403(b) annuities, like IRAs, are subject to required minimum distributions under the Code. Section 403(b) annuities are unique, however, in that any account balance accruing before January 1, 1987 (the "pre-1987 balance") needs to comply with only the minimum distribution incidental benefit (MDIB) rule and not also with the minimum distribution rules set forth in Section 401(a)(9) of the Code. This special treatment for any pre-1987 balance is, however, conditioned upon the issuer identifying the pre-1987 balance and maintaining accurate records of changes to the balance. Since we do not maintain such records, your pre-1987 balance, if any, will not be eligible for special distribution treatment.

Under the terms of a particular Section 403(b) plan, the Owner may be entitled to transfer all or a portion of the Account Value to one or more alternative funding options. Owners should consult the documents governing their plan and the person who administers the plan for information as to such investment alternatives.

     Individual Retirement Arrangements

Sections 219 and 408 of the Code permit eligible individuals to contribute to a so-called "traditional" individual retirement program, including Individual Retirement Accounts and Annuities, Simplified Employee Pension Plans, and SIMPLE Retirement Accounts. Such IRAs are subject to limitations on contribution levels, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from some other types of retirement plans may be placed in an IRA on a tax-deferred basis. The Internal Revenue Service imposes special information requirements with respect to IRAs and we will provide purchasers of the Contracts as Individual Retirement Annuities with any necessary information. You will have the right to revoke a Contract issued as an Individual Retirement Annuity under certain circumstances, as described in the section of this Prospectus entitled "Right to Return." If your Contract is issued in connection with an Individual Retirement Account, we have no information about the Account and you should contact the Account's trustee or custodian.

     Roth Individual Retirement Arrangements

Section 408A of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Unlike contributions to a traditional IRA under Section 408 of the Code, contributions to a Roth IRA are not tax-deductible. Provided certain conditions are satisfied, distributions are generally tax-free. Like traditional IRAs, Roth IRAs are subject to limitations on contribution amounts and the timing of distributions. If you convert a traditional Individual Retirement Annuity Contract into a Roth IRA Contract or your Individual Retirement Account that holds a Contract is converted to a Roth Individual Retirement Account, the fair market value of the Contract is included in taxable income. Under IRS regulations and Revenue Procedure 2006-13, fair market value may exceed the Contract's account balance. Thus, you should consult with a qualified tax professional prior to any conversion.

The Internal Revenue Service imposes special information requirements with respect to Roth IRAs and we will provide the necessary information for Contracts issued as Roth Individual Retirement Annuities. If your Contract is issued in connection with a Roth Individual Retirement Account, we have no information about the Account and you should contact the Account's trustee or custodian.

     Impact of Optional Death Benefit and Optional Living Benefit Riders

Qualified Contracts. If your Contract is a traditional IRA annuity or a 403(b) TSA annuity, it is subject to certain required minimum distribution (RMD) requirements imposed by the Internal Revenue Code and IRS regulations. Under the RMD rules, distributions must begin no later than April 1 of the calendar year following the year in which you attain age 70 1/2 or, for non-IRAs, the date of retirement instead of age 70 1/2 if it is later. The RMD amount for a distribution calendar year is generally calculated by dividing the Contact's value as of 12/31 of the prior calendar year by the applicable distribution factor set forth in a Uniform Lifetime Table in the IRS regulations. For Contracts issued in connection with traditional Individual Retirement Accounts, you should contact the Account's trustee or custodian about RMD requirements since we only provide the trustee or custodian with the Contract's value (including any actuarial present value of additional benefits discussed below) so that it can be used in the Account's RMD calculations.

Effective with the 2006 distribution calendar year, the actuarial present value as of 12/31 of any additional benefits that are provided under your Contract (such as optional death and living benefits) will be added to the Contract's Account Value as of 12/31 in order to calculate the RMD amount. There are two exceptions to the requirement that the actuarial present value of an additional benefit must be added to the Account Value for RMD calculation purposes. First, if the only additional benefit provided under a Contract is a return of premium death benefit (i.e., a benefit under which the final payment does not exceed the amount of purchase payments made less prior distributions), then the additional benefit is disregarded and the RMD calculation uses only the 12/31 Account Value. Second, if (1) the Contract provides only for additional benefits that are each reduced on a proportional basis in the event of distributions, with or without a return of premium death benefit that is not reduced in amount proportionately in the event of distributions and (2) the actuarial present value of all the Contract's additional benefits is no more than 20% of the 12/31 Account Value, then the additional benefits are disregarded and the RMD calculation uses only the 12/31 Account Value. When we notify you of the RMD amount for a distribution calendar year, we will inform you if the calculation included the actuarial present value of additional benefits. Because of the above requirements, your initial or renewal election of an optional rider could cause your RMD amount to be higher than it would be without such an election. Prior to electing to participate in (or, if applicable, prior to renewing your participation in) any optional rider, you should consult with a qualified tax professional as to the possible effect of that rider on your yearly RMD amounts.

You may take an RMD amount calculated for a particular IRA annuity from that annuity or from another IRA account or IRA annuity of yours. Similarly, you may take an RMD amount calculated for a particular TSA annuity from that annuity or from another TSA account or TSA annuity of yours. If your Qualified Contract is an asset of a qualified retirement plan, the qualified plan is subject to the RMD requirements and the Contract, as an asset of the qualified plan, may need to be used as a source of funds for the RMDs.

If you are subject to the RMD requirements while you are enrolled in the AB Plan under the optional living benefit rider, any RMD amount that you take from the Contract will reduce the amount of the benefit under the AB Plan. This reduction could significantly reduce the value of the optional living benefit to you.

If you are subject to the RMD requirements while you are enrolled in the WB Plan under the optional living benefit rider, and any RMD amount that you take from the Contract ever exceeds the maximum amount that you may withdraw under the terms of the WB Plan, the additional withdrawal amount will reduce the amount of the benefit available under the WB Plan. This reduction could significantly reduce the value of the optional living benefit to you.

Participants in 403(b) plans who are under age 59 1/2, are subject to withdrawal restrictions under the Internal Revenue Code that may prevent them from being able to make any withdrawals under the WB Plan while they remain under age 59 1/2.

Prior to electing to participate in (or, if applicable, prior to renewing your participation in) any optional living benefit rider, you should consult with a qualified tax professional as to the possible effect of RMD distributions on the benefits that might otherwise be available under any optional living benefit.

If your Contract is a traditional Individual Retirement Annuity or is held by your traditional Individual Retirement Account and you might convert in the future to a Roth IRA (see "Roth Individual Retirement Arrangements"), then your initial or renewal election of an optional rider could cause your taxable income upon conversion to be higher than it would be without such an election. Prior to electing to participate in (or, if applicable, prior to renewing your participation in) any optional living benefit or death benefit, you should consult with a qualified tax professional as to the possible effect of that benefit on conversion taxable income.

Non-Qualified Contracts. We are required to make a determination as to the taxability of any withdrawal you make in order to be able to annually report to the IRS and you information about your withdrawal. Under the Internal Revenue Code, any withdrawal from a Non-Qualified Contract is taxable to the extent the annuity's cash value (determined without regard to surrender charges) exceeds the investment in the contract. There is no definition of "cash value" in the Code and, for tax reporting purposes, we are currently treating it as the Account Value of the Contract. However, there can be no assurance that the IRS will agree that this is the correct cash value. The IRS could, for example, determine that the cash value is the Account Value plus an additional amount representing the value of an optional rider. If this were to occur, election of an optional rider could cause any withdrawal, including a withdrawal under the WB Plan of any optional living benefit rider, to have a higher proportion of the withdrawal derived from taxable investment earnings. Prior to electing to participate in an optional rider (or, if applicable, prior to renewing your participation in the optional living benefit rider), you should consult with a qualified tax professional as to the meaning of "cash value."

ADMINISTRATION OF THE CONTRACTS

We perform certain administrative functions relating to the Contracts, Owner Accounts, and the Variable Account. These functions include, but are not limited to, maintaining the books and records of the Variable Account and the Sub-Accounts; maintaining records of the name, address, taxpayer identification number, Contract number, Owner Account number and type, the status of each Owner Account and other pertinent information necessary to the administration and operation of the Contracts; processing Applications, Purchase Payments, transfers and full and partial withdrawals; issuing Contracts; administering annuity payments; furnishing accounting and valuation services; reconciling and depositing cash receipts; providing confirmations; providing toll-free customer service lines; and furnishing telephonic transfer services.

DISTRIBUTION OF THE CONTRACTS

We offer the Contract on a continuous basis. Contracts are sold by licensed insurance agents ("the Selling Agents") in those states where the Contract may be lawfully sold. Such Selling Agents will be registered representatives of affiliated and unaffiliated broker-dealer firms ("the Selling Broker-Dealers") registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. and who have entered into selling agreements with the Company and the general distributor, Clarendon Insurance Agency, Inc. ("Clarendon"), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481. Clarendon is a wholly-owned subsidiary of the Company, is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.

The Company (or its affiliates, for purposes of this section only, collectively, "the Company"), pays the Selling Broker-Dealers compensation for the promotion and sale of the Contract. The Selling Agents who solicit sales of the Contract typically receive a portion of the compensation paid by the Company to the Selling Broker-Dealers in the form of commissions or other compensation, depending on the agreement between the Selling Broker-Dealer and their Selling Agent. This compensation is not paid directly by the Contract Owner or the separate account. The Company intends to recoup this compensation through fees and charges imposed under the Contract, and from profits on payments received by the Company for providing administrative, marketing, and other support and services to the Funds.

The amount and timing of commissions the Company may pay to Selling Broker-Dealers may vary depending on the selling agreement but is not expected to be more than 7.00% of Purchase Payments, and 1.25% annually of the Participant's Account Value. The Company may pay or allow other promotional incentives or payments in the form of cash or other compensation to the extent permitted by NASD rules and other applicable laws and regulations.

The Company also pays compensation to wholesaling broker-dealers or other firms or intermediaries, including payments to affiliates of the Company, in return for wholesaling services such as providing marketing and sales support, product training and administrative services to the Selling Agents of the Selling Broker-Dealers. These allowances may be based on a percentage of Purchase Payments and/or a percentage of Contract Value and/or may be a fixed dollar amount.

In addition to the compensation described above, the Company may make additional cash payments or reimbursements to Selling Broker-Dealers in recognition of their marketing and distribution, transaction processing and/or administrative services support. These payments are not offered to all Selling Broker-Dealers, and the terms of any particular agreement governing the payments may vary among Selling Broker-Dealers depending on, among other things, the level and type of marketing and distribution support provided. Marketing and distribution support services may include, among other services, placement of the Company's products on the Selling Broker-Dealers' preferred or recommended list, access to the Selling Broker-Dealers' registered representatives for purposes of promoting sales of the Company's products, assistance in training and education of the Selling Agents, and opportunities for the Company to participate in sales conferences and educational seminars. The payments or reimbursements may be calculated as a percentage of the particular Selling Broker-Dealer's actual or expected aggregate sales of our variable contracts (including the Contract) or assets held within those contracts (in most cases not to exceed 0.25% of aggregate sales and 0.10% of assets attributable to the Selling-Broker-Dealer, and/or may be a fixed dollar amount.

You should ask your Selling Agent for further information about what commissions or other compensation he or she, or the Selling Broker-Dealer for which he or she works, may receive in connection with your purchase of a Contract.

Commissions may be waived or reduced in connection with certain transactions described in this Prospectus under the heading "Waivers; Reduced Charges; Credits; Special Guaranteed Interest Rates." During 2003, 2004, and 2005, approximately $6,926, $206,337 and $248,346, respectively, in commissions were paid to but not retained by Clarendon in connection with the distribution of the Contracts.

PERFORMANCE INFORMATION

From time to time the Variable Account may publish reports to shareholders, sales literature and advertisements containing performance information relating to the Sub-Accounts. This information may include standardized and non-standardized "Average Annual Total Return," "Cumulative Growth Rate" and "Compound Growth Rate." We may also advertise "yield" and "effective yield" for some variable options.

Average Annual Total Return measures the net income of the Sub-Account and any realized or unrealized gains or losses of the Funds in which it invests, over the period stated. Average Annual Total Return figures are annualized and represent the average annual percentage change in the value of an investment in a Sub-Account over that period. Standardized Average Annual Total Return information covers the period after the Variable Account was established or, if shorter, the life of the Sub-Account. Non-standardized Average Annual Total Return covers the life of each Fund, which may predate the Variable Account. Cumulative Growth Rate represents the cumulative change in the value of an investment in the Sub-Account for the period stated, and is arrived at by calculating the change in the Accumulation Unit Value of a Sub-Account between the first and the last day of the period being measured. The difference is expressed as a percentage of the Accumulation Unit Value at the beginning of the base period. "Compound Growth Rate" is an annualized measure, calculated by applying a formula that determines the level of return which, if earned over the entire period, would produce the cumulative return.

Average Annual Total Return figures assume an initial Purchase Payment of $1,000 and reflect all applicable withdrawal and Contract charges. The Cumulative Growth Rate and Compound Growth Rate figures that we advertise do not reflect withdrawal charges, the annual Account Fee, or any Purchase Payment Interest, although such figures do reflect all recurring charges. If such figures were calculated to reflect Purchase Payment Interest credited, the calculation would also reflect any withdrawal charges made. Results calculated without withdrawal and/or certain Contract charges will be higher. We may also use other types of rates of return that do not reflect withdrawal and Contract charges.

The performance figures used by the Variable Account are based on the actual historical performance of the underlying Funds for the specified periods, and the figures are not intended to indicate future performance. For periods before the date the Contracts became available, we calculate the performance information for the Sub-Accounts on a hypothetical basis. To do this, we reflect deductions of the current Contract fees and charges from the historical performance of the corresponding Fund.

Yield is a measure of the net dividend and interest income earned over a specific one-month or 30-day period (7-day period for the Money Market Sub-Account), expressed as a percentage of the value of the Sub-Account's Accumulation Units. Yield is an annualized figure, which means that we assume that the Sub-Account generates the same level of net income over a one-year period and compound that income on a semi-annual basis. We calculate the effective yield for the Money Market Sub-Account similarly, but include the increase due to assumed compounding. The Money Market Sub-Account's effective yield will be slightly higher than its yield as a result of its compounding effect.

The Variable Account may also from time to time compare its investment performance to various unmanaged indices or other variable annuities and may refer to certain rating and other organizations in its marketing materials. More information on performance and our computations is set forth in the Statement of Additional Information.

The Company may also advertise the ratings and other information assigned to it by independent industry ratings organizations. Some of these organizations are A.M. Best and Standard and Poor's Insurance Rating Services. Each year A.M. Best reviews the financial status of thousands of insurers, culminating in the assignment of Best's rating. These ratings reflect A.M. Best's current opinion of the relevant financial strength and operating performance of an insurance company in comparison to the norms of the life/health industry. Best's ratings range from A++ to F. The Standard and Poor's rating measures the ability of an insurance company to meet its obligations under insurance policies it issues. This rating does not measure the insurance company's ability to meet non-policy obligations. Ratings in general do not relate to the performance of the Sub-Accounts.

We may also advertise endorsements from organizations, individuals or other parties that recommend the Company or the Contracts. We may occasionally include in advertisements (1) comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets; or (2) discussions of alternative investment vehicles and general economic conditions.

AVAILABLE INFORMATION

The Company and the Variable Account have filed with the SEC registration statements under the Securities Act of 1933 relating to the Contracts. This Prospectus does not contain all of the information contained in the registration statements and their exhibits. For further information regarding the Variable Account, the Company and the Contracts, please refer to the registration statements and their exhibits.

In addition, the Company is subject to the informational requirements of the Securities Exchange Act of 1934. We file reports and other information with the SEC to meet these requirements.

You can inspect and copy this information and our registration statements at the SEC's public reference facilities at the following locations: Washington, D.C. -- 450 Fifth Street, N.W., Room 1024, Washington, D.C. 20549; Chicago, Illinois -- 500 West Madison Street, Chicago, IL 60661. The Washington, D.C. office will also provide copies by mail for a fee. You may also find these materials on the SEC's website (http://www.sec.gov).

INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE

The Company's Annual Report on Form 10-K for the year ended December 31, 2005 filed with the SEC pursuant to Section 13(a) or 15(d) of the Securities Exchange Act of 1934, as amended (the "Exchange Act") is incorporated herein by reference. All documents or reports we file pursuant to Section 13(a), 13(c), 14 or 15(d) of the Exchange Act, after the date of this prospectus and prior to the termination of the offering, shall be deemed incorporated by reference into the prospectus.

The Company will furnish, without charge, to each person to whom a copy of this Prospectus is delivered, upon the written or oral request of such person, a copy of the documents referred to above which have been incorporated by reference into this Prospectus, other than exhibits to such documents (unless such exhibits are specifically incorporated by reference in this Prospectus). Requests for such documents should be directed to the Secretary, Sun Life Assurance Company of Canada (U.S.), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481, telephone (800) 225-3950.

STATE REGULATION

The Company is subject to the laws of the State of New York governing life insurance companies and to regulation by the Superintendent of Insurance of New York. An annual statement is filed with the Superintendent of Insurance on or before March lst in each year relating to the operations of the Company for the preceding year and its financial condition on December 31st of such year. Its books and records are subject to review or examination by the Superintendent or his agents at any time and a full examination of its operations is conducted at periodic intervals.

The Superintendent has broad administrative powers with respect to licensing to transact business, overseeing trade practices, licensing agents, approving policy forms, establishing reserve requirements, fixing maximum interest rates on life insurance policy loans and minimum rates for accumulation of surrender values, prescribing the form and content of required financial statements and regulating the type and amounts of investments permitted.

In addition, affiliated groups of insurers, such as the Company, Sun Life (Canada) and its affiliates, are regulated under insurance holding company legislation. Under such laws, inter-company transfers of assets and dividend payments from insurance subsidiaries may be subject to prior notice or approval, depending on the size of such transfers and payments in relation to the financial positions of the companies involved. Under insurance guaranty fund laws in most states, insurers doing business therein can be assessed (up to prescribed limits) for policyholder losses incurred by insolvent companies. The amount of any future assessments of the Company under these laws cannot be reasonably estimated. However, most of these laws do provide that an assessment may be excused or deferred if it would threaten an insurer's own financial strength and many permit the deduction of all or a portion of any such assessment from any future premium or similar taxes payable.

Although the federal government generally does not directly regulate the business of insurance, federal initiatives often have an impact on the business in a variety of ways. Current and proposed federal measures which may significantly affect the insurance business include employee benefit regulation, removal of barriers preventing banks from engaging in the insurance business, tax law changes affecting the taxation of insurance companies, the tax treatment of insurance products and its impact on the relative desirability of various personal investment vehicles.

LEGAL PROCEEDINGS

There are no pending legal proceedings affecting the Variable Account. We are engaged in various kinds of routine litigation which, in management's judgment, is not of material importance to our respective total assets or material with respect to the Variable Account.

FINANCIAL STATEMENTS

The financial statements of the Company which are included in the SAI should be considered only as bearing on the ability of the Company to meet its obligations with respect to amounts allocated to the Fixed Account and with respect to the death benefit and the Company's assumption of the mortality and expense risks. They should not be considered as bearing on the investment performance of the Fund shares held in the Sub-Accounts of the Variable Account.

The financial statements of the Variable Account for the year ended December 31, 2005 are also included in the SAI.

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

Sun Life Insurance and Annuity Company of New York

Calculation of Performance Data

Advertising and Sales Literature

Tax-Deferred Accumulation

Calculations

  Example of Variable Accumulation Unit Value Calculation

  Example of Variable Annuity Unit Calculation

  Example of Variable Annuity Payment Calculation

Distribution of the Contracts

Designation and Change of Beneficiary

Custodian

Independent Registered Public Accounting Firm

Financial Statements

This Prospectus sets forth information about the Contracts and the Variable Account that a prospective purchaser should know before investing. Additional information about the Contracts and the Variable Account has been filed with the Securities and Exchange Commission in a Statement of Additional Information dated May 1, 2006 which is incorporated herein by reference. The Statement of Additional Information is available upon request and without charge from Sun Life Insurance and Annuity Company of New York. To receive a copy, return this request form to the address shown below or telephone (800) 447-7569.

-------------------------------------------------------------------------------------------------------------------------
To:	Sun Life Insurance and Annuity Company of New York
P.O. Box 9133
Wellesley Hills, Massachusetts 02481

Please send me a Statement of Additional Information for
Sun Life Financial Masters Extra NY Variable and Fixed Annuity
Sun Life (N.Y.) Variable Account C.

Name

Address

City                                       State            Zip

Telephone

APPENDIX A -
GLOSSARY

The following terms as used in this Prospectus have the indicated meanings:

ACCOUNT: An account established for each Owner to which Net Purchase Payments are credited.

ACCOUNT VALUE: The Variable Accumulation Value, if any, plus the Fixed Accumulation Value, if any, of your Account for any Valuation Period.

ACCUMULATION PHASE: The period before the Annuity Commencement Date and during the lifetime of the Annuitant (and while the Owner is still alive) during which you make Purchase Payments under the Contract. This is called the "Accumulation Period" in the Contract.

ADJUSTED PURCHASE PAYMENTS: Purchase Payments adjusted for partial withdrawals as described in "Calculating the Death Benefit."

*ANNUITANT: The person or persons to whom the first annuity payment is made. If either Annuitant dies prior to the Annuity Commencement Date, the surviving Annuitant will become the sole Annuitant.

ANNUITY COMMENCEMENT DATE: The date on which the first annuity payment under each Contract is to be made.

ANNUITY OPTION: The method you choose for making annuity payments.

ANNUITY UNIT: A unit of measure used in the calculation of the amount of the second and each subsequent Variable Annuity payment from the Variable Account.

APPLICATION: The document signed by you or other evidence acceptable to us that serves as your application for participation under a Group Contract or purchase of an Individual Contract.

*BENEFICIARY: The person or entity having the right to receive the death benefit and, for a Certificate issued under a Non-Qualified Contract, who is the "designated beneficiary" for purposes of Section 72(s) of the Code in the event of the Owner's death. Notwithstanding the foregoing, if there are Co-Owners of a Non-Qualified Contract, the surviving Co-Owners will be deemed the beneficiary under the preceding sentence and any other designated beneficiary will be treated as a contingent beneficiary.

BUSINESS DAY: Any day the New York Stock Exchange is open for trading. Also, any day on which we make a determination of the value of a Variable Accumulation Unit.

COMPANY ("WE," "US," "SUN LIFE (N.Y.)"): Sun Life Insurance and Annuity Company of New York.

CONTRACT: A Contract issued by the Company on an individual basis.

CONTRACT YEAR and CONTRACT ANNIVERSARY: Your first Contract Year is the period 365 days (366, if a leap year) from the date on which we issued your Contract. Your Contract Anniversary is the last day of an Contract Year. Each Contract Year after the first is the 365-day period that begins on your Contract Anniversary. For example, if the Issue Date is on March 12, the first Contract Year is determined from the Issue Date and ends on March 12 of the following year. Your Contract Anniversary is March 12 and all Contract Years after the first are measured from March 12. (If the Contract Anniversary Date falls on a non-Business Day, the previous Business Day will be used.)

COVERED PERSON: The person(s) identified as such in the Contract whose death will trigger the death benefit provisions of the Contract. Unless otherwise noted, the Owner is the Covered Person.

DEATH BENEFIT DATE: If you have elected a death benefit payment option before the Covered Person's death that remains in effect, the date on which we receive Due Proof of Death. If your Beneficiary elects the death benefit payment option, the later of (a) the date on which we receive the Beneficiary's election and (b) the date on which we receive Due Proof of Death. If we do not receive the Beneficiary's election within 60 days after we receive Due Proof of Death, the Beneficiary shall be deemed to have elected to defer receipt of payment under any death benefit option until such time as a written election is received by the Company or a distribution is required by law.

DUE PROOF OF DEATH: An original certified copy of an official death certificate, an original certified copy of a decree of a court of competent jurisdiction as to the finding of death, or any other information or documentation required by the Company that is necessary to make payment (e.g. taxpayer identification numbers, beneficiary names and addresses, state inheritance tax waivers, etc.).

EXPIRATION DATE: The last day of a Guarantee Period.

FIFTH-YEAR ANNIVERSARY: The fifth Contract Anniversary and each succeeding Contract Anniversary occurring at any five year interval thereafter; for example, the 10th, 15th, and 20th Contract Anniversaries.

FIXED ACCOUNT: The general account of the Company, consisting of all assets of the Company other than those allocated to a separate account of the Company.

FIXED ACCOUNT VALUE: The value of that portion of your Account allocated to the Fixed Account.

FIXED ANNUITY: An annuity with payments which do not vary as to dollar amount.

FUND: A registered management investment company, or series thereof, in which assets of a Sub-Account may be invested.

GUARANTEE AMOUNT: Each separate allocation of Account Value to a particular Guarantee Period (including interest earned thereon).

GUARANTEE PERIOD: The period for which a Guaranteed Interest Rate is credited.

GUARANTEED INTEREST RATE: The rate of interest we credit on a compound annual basis during any Guarantee Period.

INCOME PHASE: The period on and after the Annuity Commencement Date and during the lifetime of the Annuitant during which we make annuity payments under the Contract.

ISSUE DATE: The date the Contract becomes effective which is the date we apply your initial Net Purchase Payment to your Account and issue your Contract.

Contract Anniversary

NET INVESTMENT FACTOR: An index applied to measure the investment performance of a Sub-Account from one Valuation Period to the next. The Net Investment Factor may be greater or less than or equal to one.

NET PURCHASE PAYMENT: The portion of a Purchase Payment which remains after the deduction of any applicable premium tax or similar tax. This term is also used to describe the total contribution made to the Contract minus the total withdrawals.

NON-QUALIFIED CONTRACT: A Contract used in connection with a retirement plan that does not receive favorable federal income tax treatment under Sections 401, 403, 408, or 408A of the Internal Revenue Code. The Owner's interest in the Contract must be owned by a natural person or agent for a natural person for the Contract to receive income tax treatment as an annuity.

OPEN DATE: The date your Application is received by the Company in good order.

*OWNER: The person, persons or entity entitled to the ownership rights stated in a Contract and in whose name or names the Contract is issued. The Owner may designate a trustee or custodian of a retirement plan which meets the requirements of Section 401, Section 408(c), Section 408(k), Section 408(p) or Section 408A of the Internal Revenue Code to serve as legal owner of assets of a retirement plan, but the term "Owner," as used herein, shall refer to the organization entering into the Contract.

PAYEE: A recipient of payments under a Contract. The term includes an Annuitant or a Beneficiary who becomes entitled to benefits upon the death of the Owner, or on the Annuity Commencement Date.

PURCHASE PAYMENT (PAYMENT): An amount paid to the Company as consideration for the benefits provided by a Contract.

PURCHASE PAYMENT INTEREST: The amount of extra interest the Company credits to a Contract at a rate of 2% to 5% of each purchase payment based upon the size of the investment or Account Value or the interest rate option chosen at the time of application.

QUALIFIED CONTRACT: A Contract used in connection with a retirement plan which may receive favorable federal income tax treatment under Sections 401, 403, 408 or 408A of the Internal Revenue Code of 1986, as amended.

SUB-ACCOUNT: That portion of the Variable Account which invests in shares of a specific Fund or series of a Fund.

SURRENDER VALUE: The amount payable on full surrender of your Contract.

VALUATION PERIOD: The period of time from one determination of Variable Accumulation Unit or Annuity Unit values to the next subsequent determination of these values. Value determinations are made as of the close of the New York Stock Exchange on each day that the Exchange is open for trading and on other Business Days.

VARIABLE ACCOUNT: Variable Account C of the Company, which is a separate account of the Company consisting of assets set aside by the Company, the investment performance of which is kept separate from that of the general assets of the Company.

VARIABLE ACCUMULATION UNIT: A unit of measure used in the calculation of Variable Account Value.

VARIABLE ACCOUNT VALUE: The value of that portion of your Account allocated to the Variable Account.

VARIABLE ANNUITY: An annuity with payments which vary as to dollar amount in relation to the investment performance of the Variable Account.

YOU and YOUR: The terms "you" and "your" refer to "Owner," and/or "Covered Person" as those terms are identified in the Contract.

*You specify these items on the Application, and may change them, as we describe in this Prospectus.

APPENDIX B -
CALCULATION OF WITHDRAWAL CHARGES

Full Withdrawal:

Assume a Purchase Payment of $40,000 is made on the Issue Date, no additional Purchase Payments are made and there are no partial withdrawals. The table below presents three examples of the withdrawal charge resulting from a full withdrawal of your Account, based on hypothetical Account Values.

						Payment
		Hypothetical		Cumulative	Free	Subject to	Withdrawal	Withdrawal
Contract		Account	Annual	Annual	Withdrawal	Withdrawal	Charge	Charge
Year		Value	Earnings	Earnings	Amount	Charge	Percentage	Amount

(a)	1	$ 41,000	$ 1,000	$ 1,000	$ 4,000	$ 37,000	8.00%	$ 2,960
	2	$ 45,100	$ 4,100	$ 5,100	$ 4,000	$ 40,000	8.00%	$ 3,200
	3	$ 49,600	$ 4,500	$ 9,600	$ 4,100	$ 40,000	7.00%	$ 2,800
(b)	4	$ 52,100	$ 2,500	$ 12,100	$ 4,500	$ 40,000	6.00%	$ 2,400
	5	$ 57,300	$ 5,200	$ 17,300	$ 4,000	$ 40,000	5.00%	$ 2,000
	6	$ 63,000	$ 5,700	$ 23,000	$ 5,200	$ 40,000	4.00%	$ 1,600
	7	$ 63,000	$ 0	$ 23,000	$ 5,700	$ 40,000	3.00%	$ 1,200
(c)	8	$ 66,000	$ 3,000	$ 26,000	$ 40,000	$ 0	0.00%	$ 0

(a)

The free withdrawal amount in any year is equal to the amount of any Purchase Payments made prior to the last 7 Contract Years ("Old Payments") that were not previously withdrawn plus the greater of (1) the Contract's earnings during the prior Contract Year, and (2) 10% of any Purchase Payments made in the last 7 Contract Years ("New Payments"). In Contract Year 1, the free withdrawal amount is $4,000, which equals 10% of the Purchase Payment of $40,000. On a full withdrawal of $41,000, the amount subject to a withdrawal charge is $37,000, which equals the Account Value minus the free withdrawal amount, or $41,000 minus $4,000.

(b)

In Contract Year 4, the free withdrawal amount is $4,500, which equals the prior Contract Year's earnings. On a full withdrawal of $52,100, the amount subject to a withdrawal charge is $40,000. The first $4,500 withdrawn is the free amount, then the Purchase Payments are withdrawn and subject to a withdrawal charge. The remaining $7,600 of this withdrawal comes from liquidating earnings and is not subject to a withdrawal charge.

(c)

In Contract Year 8, the free withdrawal amount is $40,000, which equals 100% of the Purchase Payment of $40,000. On a full withdrawal of $66,000, the amount subject to a withdrawal charge is $0, since the New Payments equal $0.

Partial Withdrawal

Assume a single Purchase Payment of $40,000 is made on the Issue Date, no additional Purchase Payments are made, no partial withdrawals have been taken prior to the fourth Contract Year, and there are a series of 4 partial withdrawals made during the fourth Contract Year of $4,100, $9,000, $12,000, and $20,000.
					Remaining
Hypothetical					Free	Amount of
Account					Withdrawal	Withdrawal
Value					Amount	Subject to	Withdrawal	Withdrawal
Contract	Before	Cumulative		Amount of	Before	Withdrawal	Charge	Charge
Year	Withdrawal	Earnings	Earnings	Withdrawal	Withdrawal	Charge	Percentage	Amount
1	$ 41,000	$ 1,000	$ 1,000	$ 0	$ 4,000	$ 0	8.00%	$ 0
2	$ 45,100	$ 4,100	$ 5,100	$ 0	$ 4,000	$ 0	8.00%	$ 0
3	$ 49,600	$ 4,500	$ 9,600	$ 0	$ 4,100	$ 0	7.00%	$ 0
(a)4	$ 50,100	$ 500	$ 10,100	$ 4,100	$ 4,500	$ 0	6.00%	$ 0
(b)4	$ 46,800	$ 800	$ 10,900	$ 9,000	$ 400	$ 8,600	6.00%	$ 516
(c)4	$ 38,400	$ 600	$ 11,500	$ 12,000	$ 0	$ 12,000	6.00%	$ 720
(d)4	$ 26,800	$ 400	$ 11,900	$ 20,000	$ 0	$ 19,400	6.00%	$ 1,164
(a)

In Contract Year 4, the free withdrawal amount is $4,500, which equals the prior Contract Year's earnings. The partial withdrawal amount of $4,100 is less than the free withdrawal amount, so there is no withdrawal charge.

(b)

Since a partial withdrawal of $4,100 was taken, the remaining free withdrawal amount in Contract Year 4 is $4,500 - $4,100 = $400. Therefore, $400 of the $9,000 withdrawal is not subject to a withdrawal charge, and $8,600 is subject to a withdrawal charge.

(c)

Since the total of the two prior Contract Year 4 partial withdrawals ($13,100) is greater than the free withdrawal amount of $4,500, there is no remaining free withdrawal amount. The entire withdrawal amount of $12,000 is subject to a withdrawal charge.

(d)

Since the total of the three prior Contract Year 4 partial withdrawals ($25,100) is greater than the free withdrawal amount of $4,500, there is no remaining free withdrawal amount. Since the total amount of New Purchase Payments was $40,000 and $20,600 of New Payments has already been surrendered, only $19,400 of this $20,000 withdrawal comes from liquidating Purchase Payments. The remaining $600 of this withdrawal is considered earnings and is not subject to a withdrawal charge.

Note that since all of the Purchase Payments were liquidated by the final withdrawal of $20,000, the total withdrawal charge for the four Contract Year 4 withdrawals is $2,400, which is the same amount that was assessed for a full liquidation in Contract Year 4 in the example on the previous page. Any additional Contract Year 4 withdrawals in the example shown on this page would come from the liquidating of earnings and would not be subject to a withdrawal charge.

APPENDIX C -
CALCULATION OF BASIC DEATH BENEFIT

Example 1:

Assume a Purchase Payment of $60,000.00 is made on the Issue Date and an additional Purchase Payment of $40,000.00 is made one year later. Assume that death occurs in Contract Year 2, that all of the money is invested in the Variable Sub-Accounts, that no Withdrawals have been made, and that the Account Value on the Death Benefit Date is $80,000.00. The calculation of the Death Benefit to be paid is as follows:

The Basic Death Benefit is the greatest of:
Account Value	=	$ 80,000.00

Purchase Payments	=	$100,000.00
The Basic Death Benefit would therefore be:		$100,000.00

Example 2:

Assume a Purchase Payment of $60,000.00 is made on the Issue Date and an additional Purchase Payment of $40,000.00 is made one year later. Assume that all of the money is invested in the Variable Sub-Accounts and that the Account Value is $80,000.00 just prior to a $20,000.00 withdrawal. The Account Value on the Death Benefit Date is $60,000.00.

The Basic Death Benefit is the greatest of:
Account Value	=	$ 60,000.00

Adjusted Purchase Payments*	=	$ 75,000.00
The Basic Death Benefit would therefore be:		$ 75,000.00

*Adjusted Purchase Payments can be calculated as follows: Payments x (Account Value after withdrawal divided by Account Value before withdrawal) $100,000.00 x ($60,000.00 divided by $80,000.00).

APPENDIX D -
CALCULATION FOR PURCHASE PAYMENT INTEREST (BONUS CREDIT)

Example 1:

If you select Option A, the 2% Bonus Option, we will credit Purchase Payment Interest on all Purchase Payments made during the first Contract Year. On each fifth Contract Anniversary, we will credit additional Purchase Payment Interest of 2% based on your Account Value, illustrated below:

Initial Purchase Payment of $50,000.00 receives 2% Purchase Payment Interest of $1,000.00.

Subsequent Purchase Payment in the first Contract Year of $20,000.00 receives 2% Purchase Payment Interest of $400.00.

Suppose the Account had not gained any earnings or interest during the first 5 Contract Years and the Account Value is $71,400.00 (sum of all Purchase Payments and Purchase Payment Interest), we will credit your Account with an additional 2% ($1,428.00).

Using the same Purchase Payments as above, suppose your value on the fifth Contract Anniversary is $74,970.00. We will credit your Account with an additional 2% of Purchase Payment Interest (equal to $1,499.40).

This 2% Purchase Payment Interest will occur on every fifth Contract Anniversary (i.e., 5th, 10th, 15th).

Example 2: Option B with no Withdrawals

If you select Option B, the 3% Bonus Option the amount we will credit to your Contract depends on the size of your Net Purchase Payments. The scale is as follows:

Net Purchase Payments less than $100,000.00 will receive	3%
Net Purchase Payments between $100,000.00 through $499,999.99 will receive	4%
Net Purchase Payments greater than or equal to $500,000.00 will receive	5%

Therefore, if your initial investment is $50,000.00, your Purchase Payment Interest will equal 3% of $50,000, or $1500.00.

If you make additional Payments that cause your total Net Purchase Payments to exceed $100,000.00, these Purchase Payments will receive either a 4% or 5% bonus, using the above scale. As an example:

Initial Purchase Payment of $50,000.00 will receive 3% Purchase Payment Interest. A second Purchase Payment of $80,000.00 will result in Net Purchase Payments of $130,000.00. Thus, the $80,000.00 will receive Purchase Payment Interest of 4% equal to $3,200.00.

Suppose a third Purchase Payment of $400,000.00 is made. This will bring the Net Purchase Payments to $530,000.00. This $400,000.00 will receive Purchase Payment Interest of 5% equal to $20,000.00.

This Account now has total Net Purchase Payments of $530,000.00 and total Purchase Payment Interest of $24,700.00.

In addition to the Purchase Payment Interest paid at the time of each Payment, we will review your first Contract Anniversary to ensure that all Net Purchase Payments receive the Purchase Payment Interest as described in the above scale. Using the above scenario as an example, upon the first Contract Anniversary, we will credit your Account an additional $1800.00, which is equal to:

Total Net Purchase Payments of $530,000.00 x 5%	=	$26,500.00
Total Purchase Payment Interest received	=	$24,700.00
First Contract Anniversary Adjustment	=	$ 1,800.00

Example 3: Option B with a Withdrawal.

Using the same example as above, suppose that before the first Contract Anniversary you take a withdrawal of $20,000.00. The annual Purchase Payment Interest adjustment would be calculated as follows:

Because your Net Purchase Payments are $510,000.00 ($530,000.00 -$20,000.00 withdrawal), your Purchase Payment Interest on all Net Purchase Payments should be 5%.
Your initial Payment of $50,000.00 received 3%
Your second Payment of $80,000.00 received 4%
Your third Payment of $400,000.00 received the 5%

Your first two Payments minus the withdrawal will receive additional Purchase Payment Interest. This will bring your total Net Purchase Payments up to 5%.
$50,000.00 x 2%	=	$1,000.00
$80,000.00 - $20,000.00 = $60,000.00 x 1%	=	$ 600.00
Total credit due	=	$1,600.00

On your first Contract Anniversary we will credit your Account with an additional Purchase Payment Interest of $1600.00.

APPENDIX E -
SECURED RETURNS FOR LIFE BENEFIT EXAMPLES

All of the following examples are based upon the assumption that you purchased a Contract on January 1, 2006 with an initial Purchase Payment of $100,000 and you elected Secured Returns for Life. Your initial GLB amount equals your deposit amount of $100,000.

EXAMPLE 1: Calculation of Benefits under AB Plan.
●	Assume that you did not elect the WB plan at any time and that your Designated Funds have had low investment performance.
●	Assume that on January 1, 2016, your Account Value is $85,000. Assume that your total rider charges to date are $4,625.
●	Because your Account Value is less than your GLB amount by $15,000 [$100,000 - $85,000], an amount equal to $15,000 will be deposited into your Contract.
●

If Secured Returns for Life is still available to new Owners, you may elect to renew your participation in Secured Returns for Life with a new GLB amount of $100,000 at the cost and terms available to new Owners.

EXAMPLE 2: Calculation of Benefits under AB Plan with Subsequent Purchase Payments.
●	Assume that you did not elect the WB Plan at any time and that your Designated Funds had low investment performance.
●	On June 1, 2010, you deposit an additional $80,000.
●

Because the subsequent Purchase Payment was made in the fifth Contract Year, we guarantee the return of 85% of that Purchase Payment, or $68,000. On June 1, 2010, your GLB amount is $168,000 [$100,000 + ($80,000 x 85%)].

●	Assume that on January 1, 2016, your Account Value is $150,000. Assume that your total rider charges to date are $6,725.
●	Because your Account Value is less than your GLB amount by $18,000 [$168,000 - $150,000], an amount equal to $18,000 will be deposited into your Contract.
●

If Secured Returns for Life is still available to new Owners, you may elect to renew your participation in Secured Returns for Life with a new GLB amount of $168,000 at the cost and terms available to new Owners.

EXAMPLE 3: Calculation of Benefits under AB Plan with Subsequent Purchase Payment; Refund Applies.
●	Assume that you did not elect the WB Plan at any time and that your Designated Funds had low investment performance.
●	On June 1, 2010, you deposit an additional $80,000.
●

Because the subsequent Purchase Payment was made in the fifth Contract Year, we guarantee the return of 85% of that Purchase Payment, or $68,000. On June 1, 2010, your GLB amount is $168,000 [$100,000 + ($80,000 x 85%)].

●	Assume that on January 1, 2016, your Account Value is $200,000. Assume that your total rider charges to date are $7,500.
●

Because your Account Value is greater than your GLB amount by $32,000 [$200,000 - $168,000], your Contract will be credited with an amount equal to the rider charges you have paid [$7,500], increasing your Account Value to $207,500.

●

If Secured Returns for Life is still available to new Owners, you may elect to renew your participation in Secured Returns for Life with a new GLB amount of $207,500 at the cost and terms available to new Owners.

EXAMPLE 4: Calculation of Benefits under WB Plan; Lifetime Withdrawals.
●	Assume you are age 60 at issue. Also assume that you elect the WB plan on January 1, 2006, and that you choose to systematically withdraw the Maximum WB for Life Amount annually.
●	On January 1, 2006:
●	Your GLB Base is $100,000 [the value of your GLB amount on the day you elect to participate in the WB Plan].
●	Your Maximum WB Amount is $5,000 [5% of your GLB Base].
●	Your Lifetime Income Base is $100,000 [the value of your GLB amount on the day you elect to participate in the WB Plan].
●	Your Maximum WB for Life Amount is $4,000 [4% of your Lifetime Income Base because you are age 60].
●	On December 31, 2006, after your first systematic withdrawal of $4,000:
●	Your Account Value is reduced by the amount of the withdrawal [$4,000].
●	Your GLB amount, reduced by the amount of the withdrawal, is $96,000 [$100,000-$4,000].
●	Your GLB Base is still $100,000 because you did not withdraw more than your Maximum WB Amount.
●	Your Lifetime Income Base is $100,000 because you did not withdraw more than your Maximum WB for Life Amount.
●

Assume you take only annual systematic withdrawals of $4,000 for a total of 20 years. Assume you make no subsequent Purchase Payments. Assume that, because of poor investment performance of your Designated Funds, your Account Value equals zero. On December 31, 2025:

●	Your Account Value equals zero.
●	Your GLB amount, reduced by the amount of the total withdrawal, is $20,000 [$100,000-($4,000 x 20)].
●	Your GLB Base is still $100,000 because you did not withdraw more than your Maximum WB Amount in any Contract Year.
●	Your Lifetime Income Base is still $100,000 because you did not withdraw more than your Maximum WB for Life Amount in any Contract Year.
Even though your rights under the annuity Contract terminated when the Account Value became zero, we will continue to make payments to you. At this point, however, you must choose between:

(1) withdrawing the Maximum WB for Life Amount each year until an Owner dies or
(2) withdrawing your Maximum WB Amount each year until your GLB amount is reduced to zero.

●	Assume you elect to take annual payments of your Maximum WB for Life Amount. On December 31, 2030, when your GLB amount is reduced to zero.
●	Your Account Value equals zero.
●	Your GLB amount equals zero.
●	Your GLB Base equals zero because your GLB amount equals zero.
●	Your Lifetime Income Base is still $100,000 because you did not withdraw more than your Maximum WB for Life Amount in any Contract Year.
You will continue to receive $4,000 per year as long as you are alive.

EXAMPLE 5: Calculation of Benefits under WB Plan; Early Withdrawals.
●	Assume you are age 56 at issue. Also assume that you elect the WB plan on January 1, 2006, and that you choose to systematically withdraw the Maximum WB Amount annually.
●	On January 1, 2006:
●	Your GLB Base is $100,000 [the value of your GLB amount on the day you elect to participate in the WB Plan].
●	Your Maximum WB Amount is $5,000 [5% of your GLB Base].
●	Your Lifetime Income Base is zero because you have not passed your first Contract Anniversary after your 59th birthday
●	Your Maximum WB for Life Amount is zero [4% of your Lifetime Income Base].
●	On December 31, 2006, after your first systematic withdrawal of $5,000, your Maximum WB Amount:
●	Your Account Value is reduced by the amount of the withdrawal [$5,000].
●	Your GLB amount, reduced by the amount of the withdrawal, is $95,000 [$100,000-$5,000].
●	Your GLB Base is still $100,000 because you did not withdraw more than your Maximum WB Amount.
●	Your Lifetime Income Base is zero because you have not passed your first Contract Anniversary after your 59th birthday.
●

Assume you take only systematic withdrawals of $5,000 for a total of 3 years. Assume you make no subsequent Purchase Payments. On December 1, 2008, you celebrate your 59th birthday. On January 1, 2009:

●	Your Account Value has been reduced by the amount of the total withdrawals [$15,000].
●	Your GLB amount, reduced by the amount of the total withdrawal, is $85,000 [$100,000-($5,000 x 3)].
●	Your GLB Base is still $100,000 because you did not withdraw more than your Maximum WB Amount in any Contract Year.
●	Your Lifetime Income Base is set at $85,000 [an amount equal to the GLB amount on your first Contract Anniversary after your 59th birthday].
●	Your Maximum WB for Life Amount is $3,400 [4% of your Lifetime Income Base because you are less than 65 years old].
●

Assume you elect to take only annual systematic withdraws of no more than your Maximum WB for Life Amount [$3,400] for an additional 20 years. Assume you make no subsequent Purchase Payments, and that your Account Value reduces to zero. On December 31, 2028:

●	Your Account Value equals zero.
●	Your GLB amount, reduced by the amount of the total withdrawals, is $17,000 [85,000 - ($3,400 x 20)]
●	Your GLB Base is still $100,000 because you did not withdraw more than the Maximum WB Amount in any Contract Year.
●	Your Lifetime Income Base is still $85,000 because you did not withdraw more than the Maximum WB for Life Amount in any Contract Year.

●	Assume you elect to take annual payments of your Maximum WB for Life Amount until your GLB amount is reduced to zero in 2033.
●	Your Account Value equals zero.
●	Your GLB amount equals zero.
●	Your GLB Base equals zero because your GLB amount equals zero.
●	Your Lifetime Income Base is still $85,000 because you did not withdraw more than your Maximum WB for Life Amount.
You will continue to receive $3,400 per year as long as you are alive.

EXAMPLE 6: Calculation of Benefits under WB Plan with Subsequent Purchase Payments; Lifetime Withdrawals.
●	Assume you are age 60 at issue. Also assume that you elect the WB plan on January 1, 2006, and that you choose to systematically withdraw the Maximum WB for Life Amount annually.
●	On January 1, 2006:
●	Your GLB Base is $100,000 [the value of your GLB amount on the day you elect to participate in the WB Plan].
●	Your Maximum WB Amount is $5,000 [5% of your GLB Base].
●	Your Lifetime Income Base is $100,000 [the value of your GLB amount on the day you elect to participate in the WB Plan].
●	Your Maximum WB for Life Amount is $4,000 [4% of your Lifetime Income Base because you are age 60].
●	On December 31, 2006, after your first systematic withdrawal of $4,000:
●	Your Account Value is reduced by the amount of the withdrawal [$4,000].
●	Your GLB amount, reduced by the amount of the withdrawal, is $96,000 [$100,000-$4,000].
●	Your GLB Base is still $100,000 because you did not withdraw more than your Maximum WB Amount.
●	Your Lifetime Income Base is $100,000 because you did not withdraw more than your Maximum WB for Life Amount.
●

Assume you take only annual systematic withdrawals of $4,000 for a total of 4 years. Assume you make a subsequent Purchase Payment of $50,000, in your 4th Contract Year. Assume also that, immediately before the subsequent Purchase Payment, your Account Value was $80,000. On December 31, 2009:

●	Your Account Value equals $130,000 [$80,000 + $50,000].
●	Your GLB amount, reduced by the amount of the total withdrawals and increased by the subsequent Purchase Payment, is $134,000 [$100,000 - ($4,000 x 4) + $50,000].
●	Your GLB Base, increased by the subsequent Purchase Payment, is $150,000.
●	Your Maximum WB Amount is $7,500 [5% of your new GLB Base]
●	Your Lifetime Income Base, increased by the subsequent Purchase Payment, is $150,000.
●	Your Maximum WB for Life Amount is $6,000 [4% of your new Lifetime Income Base]

You may increase your annual systematic withdrawals to $6,000 without any effect on your future lifetime benefits.

●

Assume you elect to take only annual systematic withdraws of no more than your Maximum WB for Life Amount [$6,000] for an additional 20 years. Assume you make no subsequent Purchase Payments, and that your Account Value reduces to zero. On December 31, 2029:

●	Your Account Value equals zero.
●	Your GLB amount, reduced by the amount of the total withdrawals is $14,000 [$134,000 - ($6,000 x 20)].
●	Your GLB Base is still $150,000 because you did not withdraw more than your Maximum WB Amount.
●	Your Lifetime Income Base is $150,000 because you did not withdraw more than your Maximum WB for Life Amount in any Contract Year.
Even though your rights under the annuity Contract terminated when the Account Value became zero, we will continue to make payments to you. At this point, however, you must choose between:

(1) withdrawing the Maximum WB for Life Amount each year until an Owner dies or
(2) withdrawing your Maximum WB Amount each year until your GLB amount is reduced to zero.

●	Assume you elect to take annual payments of your Maximum WB for Life Amount of $6,000 until your GLB amount is reduced to zero in 2032.
●	Your Account Value equals zero.
●	Your GLB amount equals zero.
●	Your GLB Base equals zero because your GLB amount equals zero.
●	Your Lifetime Income Base is still $150,000 because you did not withdraw more than your Maximum WB for Life Amount.
You will continue to receive $6,000 per year as long as you are alive.

EXAMPLE 7: Calculation of Explicit Rider Charges.
●

Assume that you did not elect the WB plan at any time. Assume that your Account Value increases at an annual rate of 5% per year throughout the next ten years. Also assume that you do not elect to step-up at any time.

●

On March 31, 2006, your Account Value before the charge for Secured Returns for Life is taken is $101,196.79. The charge deducted on March 31, 2006 is $126.50 ($101,196.79 x .00125). Therefore, your ending Account Value on March 31, 2006 is $101,070.29 ($101,196.79 - $126.50).

●

On June 30, 2006, your Account Value before the charge for Secured Returns for Life is taken is $102,307.23. The fee deducted on June 30, 2006 is $127.88 ($102,307.23 x .00125). Therefore, your ending Account Value on June 30, 2006 is $102,179.35 ($102,307.23 - $127.88).

●

On September 30, 2006, your Account Value before the charge for Secured Returns for Life is taken is $103,443.69. The fee deducted on September 30, 2006 is $129.30 ($103,443.69 x .00125). Therefore, your ending Account Value on September 30, 2006 is $103,314.39 ($103,443.69 - $129.30).

●

This pattern continues until the maturity date for your Benefit of January 1, 2016. On that date, your Account will be credited with a payment. If your current Account Value is less than your current GLB amount, then your Account will be credited with the difference between these two amounts. If your current Account Value is greater than your current GLB amount, then your Account will be credited with the sum of all of Secured Returns for Life charges that have been made. Note that if Secured Returns for Life was revoked or cancelled before the maturity date for your Benefit of January 1, 2016, then no Secured Returns for Life credit will be made to your Account.

●

If Secured Returns for Life is still available to new Owners, you may elect to renew your participation in Secured Returns for Life with a new GLB amount equal to the ending January 1, 2016 Account Value at the cost and terms available to new Owners.

EXAMPLE 8: Withdrawals under the AB Plan; low investment performance.
●	Assume that you did not elect the WB plan at any time.
●	Assume that on January 1, 2007, you withdraw 10% of your Account Value of $110,000 (or $11,000). Your Account Value is now $99,000.
●	On January 1, 2007, your GLB amount will be reset to $90,000. This equalsthe previous GLB amount reduced proportional to the amount of Account Value withdrawn, or $100,000 x [$99,000/$110,000].
●	Assume you make no more withdrawals or deposits and that your Account Value on January 1, 2016 is $87,000. Assume that your total rider charges to date are $4,710.
●	Since your Account Value is less than your GLB amount by $3,000, an amount equal to $3,000 will be deposited into your Contract ($90,000 - $87,000).
●

If Secured Returns for Life is still available to new Owners, you may elect to renew your participation in Secured Returns for Life with a new GLB amount of $90,000 at the cost and terms available to new Owners.

EXAMPLE 9: Withdrawals with Sub-deposits under the AB Plan; low investment performance.
●	Assume that you did not elect the WB Plan at any time.
●	On June 1, 2010, you deposit an additional $80,000.
●	On June 1, 2010, your GLB amount is $168,000 [$100,000 + ($80,000 x 85%)]
●	Assume that, on June 1, 2012, you withdraw $40,000 and that your Account Value is $240,000 at this time. After the withdrawal, your Account Value is $200,000.
●	On June 1, 2012, your GLB amount is reset to $140,000. This equals the previous GLB amount reduced proportional to the amount of Account Value withdrawn, or $168,000 x [$200,000/$240,000].
●	Assume you make no more withdrawals or deposits and that your Account Value on January 1, 2016, is $125,000. Assume that your total rider charges to date are $7,200.
●	Since your Account Value is less than your GLB amount by $15,000, an amount equal to $15,000 will be deposited into your Contract ($140,000 - $125,000).
●

If Secured Returns for Life is still available to new Owners, you may elect to renew your participation in Secured Returns for Life with a new GLB amount of $140,000 at the cost and terms available to new Owners.

EXAMPLE 10: Withdrawals under WB Plan Exceeding Maximum WB for Life Amount; Poor Investment Performance.
●

Assume you are age 63 at issue. Also assume that you elect the WB plan on January 1, 2006, and that you choose to systematically withdraw the Maximum WB Amount annually. Assume that your Designated Funds have had poor investment performance, losing 2% a year over the course of the Contract. On January 1, 2006:

●	Your GLB Base is $100,000 [the value of your GLB amount on the day you elect to participate in the WB Plan].
●	Your Maximum WB Amount is $5,000 [5% of your GLB Base].
●	Your Lifetime Income Base is $100,000 [the value of your GLB amount on the day you elect to participate in the WB Plan].
●	Your Maximum WB for Life Amount is $4,000 [4% of your Lifetime Income Base because you are age 63].
●	On December 31, 2006, after you take your first systematic withdrawal of $5,000, your Account Value is $93,000:
●	Your GLB amount, reduced by the amount of the withdrawal, is $95,000 [$100,000-$5,000].
●	Your GLB Base is still $100,000 because you withdrew no more than your Maximum WB Amount.
●

Your Lifetime Income Base is reduced to $93,000 [the lesser of (1) your current Lifetime Income Base minus the excess withdrawal [$100,000 - ($5,000 - $4,000)] and (2) your new Account Value [$93,000]].

●	Your Maximum WB for Life Amount is $3,720 [4% of your new Lifetime Income Base].
●

Assume you make no subsequent Purchase Payments, but you take annual systematic withdrawals of $5,000 for a total of 16 years. Because of poor investment performance of your Designated Funds, your Account Value decreases to $3,330. In addition, because you have taken withdrawals in excess of the Maximum WB for Life Amount, your Lifetime Income Base is now $3,330. Your Maximum WB for Life Amount is now 4% or $3,330 or $133.

●	Assume you Designated Funds earn -2% in Contract Year 17, and that you take another $5,000 withdrawal. On December 31, 2022:
●	Your Account Value is zero.
●	Your GLB amount is $15,000 [$100,000 - ($5,000 x 17)].
●	Your GLB Base is still $100,000 because you withdrew no more than the Maximum WB Amount.
●	Your Lifetime Income Base is zero [the lesser of (1) your current Lifetime Income Base minus the excess withdrawal [$3,330 - ($5,000 - $133)] and (2) your new Account Value [$0]].
●	Your Maximum WB Amount is still $5,000 [5% of your GLB Base].
●	Your Maximum WB for Life Amount equals zero [4% of your new Lifetime Income Base.]

Even though your Contract has terminated because your Account Value has reduced to zero, we will pay you the Maximum WB Amount of $5,000 per year for three more years, until your GLB amount is reduced to zero.

EXAMPLE 11: Withdrawals under WB Plan Exceeding Maximum WB for Life Amount; Positive Investment Performance.
●

Assume you are age 63 at issue. Also assume that you elect the WB plan on January 1, 2006, and that you choose to systematically withdraw the Maximum WB Amount annually. Assume that your Designated Funds have had positive investment performance, gaining 2% a year over the course of the Contract. On January 1, 2006:

●	Your GLB Base is $100,000 [the value of your GLB amount on the day you elect to participate in the WB Plan].
●	Your Maximum WB Amount is $5,000 [5% of your GLB Base].
●	Your Lifetime Income Base is $100,000 [the value of your GLB amount on the day you elect to participate in the WB Plan].
●	Your Maximum WB for Life Amount is $4,000 [4% of your Lifetime Income Base because you are age 63].
●	On December 31, 2006, after you take your first systematic withdrawal of $5,000, your Account Value is $97,000:
●	Your GLB amount, reduced by the amount of the withdrawal, is $95,000 [$100,000-$5,000].
●	Your GLB Base is still $100,000 because you withdrew no more than your Maximum WB Amount.
●

Your Lifetime Income Base is reduced to $97,000 [the lesser of (1) your current Lifetime Income Base minus the excess withdrawal [$100,000 - ($5,000 - $4,000)] and (2) your new Account Value [$97,000]].

●	Your Maximum WB for Life Amount is $3,880 [4% of your new Lifetime Income Base].
●

Assume you make no subsequent Purchase Payments, but you take annual systematic withdrawals of $5,000 for a total of 19 years. Your GLB amount has been reduced to $5,000 [$100,000 - ($5,000 x 19)]. Because of good investment performance of your Designated Funds, your Account Value is now $31,478. In addition, because you have taken withdrawals in excess of the Maximum WB for Life Amount, your Lifetime Income Base is also now $31,478. Your Maximum WB for Life Amount is now 4% of $31,478, or $1,259.

●	Assume your Designated Funds earn 2% in Contract Year 20, and that you take another $5,000 withdrawal. On December 31, 2025:
●	Your Account Value is $27,108.
●	Your GLB amount is zero [$5,000 remaining - $5,000 withdrawal].
●	Your GLB Base is zero because your GLB amount is equal to zero.
●	Your Lifetime Income Base is $27,108 [the lesser of (1) your current Lifetime Income Base minus the excess withdrawal [$31,478 - ($5,000 - $1,259)] and (2) your new Account Value [$27,108]].
●	Your Maximum WB for Life Amount equals $1,084 [4% of your new Lifetime Income Base of $27,108.]

Because your Lifetime Income Base is greater than zero, you may take annual withdrawals up to the Maximum WB for Life Amount until you die or annuitize. If your Account Value is reduced to zero by a withdrawal that does not exceed you Maximum WB for Life Amount, we will continue to pay your then current Maximum WB for Life Amount each year as long as you are alive. If your Account Value is reduced to zero by a withdrawal that exceeds your Maximum WB for Life Amount, your Lifetime Income Base will be reduced to zero, your Maximum WB for Life Amount will become zero, and no more benefits will be paid.

EXAMPLE 12: Withdrawals under WB Plan Exceeding Maximum WB Amount.
●

Assume you are age 63 at issue. Also assume that you elect the WB plan on January 1, 2006. Assume that your Designated Funds have had poor investment performance, losing 2% a year over the course of the Contract. On January 1, 2006:

●	Your GLB Base is $100,000 [the value of your GLB amount on the day you elect to participate in the WB Plan].
●	Your Maximum WB Amount is $5,000 [5% of your GLB Base].
●	Your Lifetime Income Base is $100,000 [the value of your GLB amount on the day you elect to participate in the WB Plan].
●	Your Maximum WB for Life Amount is $4,000 [4% of your Lifetime Income Base because you are age 63].
●	On December 31, 2006, after you take a withdrawal of $6,000, your Account Value is $92,000:
●	Your GLB amount is reduced to $92,000 [the lesser of (1) your current GLB amount minus the withdrawal [$100,000-$6,000] and (2) your new Account Value [$92,000]].
●	Your GLB Base is reduced to $92,000 [the lesser of (1) your current GLB Base minus the excess withdrawal [$100,000 - ($6,000 - $5,000)] and (2) your new Account Value [$92,000]].
●	Your Maximum WB Amount is now $4,600 [5% of your GLB Base].
●

Your Lifetime Income Base is reduced to $92,000 [the lesser of (1) your current Lifetime Income Base minus the excess withdrawal [$100,000 - ($6,000 - $4,000)] and (2) your new Account Value [$92,000]].

●	Your Maximum WB for Life Amount is $3,680 [4% of your new Lifetime Income Base of $92,000].
●

Assume you make no subsequent Purchase Payments, but you take annual systematic withdrawals of $6,000 for a total of 13 years. Due to the of poor investment performance of your Designated Funds, your Account Value is now $7,609. Because you have taken withdrawals in excess of your Maximum WB Amount, your GLB amount is also now $7,609. Because you have taken withdrawals in excess of your Maximum WB Amount, your GLB Base is also now $7,609. Your Maximum WB Amount is 5% of $7,609, or $380. Because you have taken withdrawals in excess of your Maximum WB for Life Amount, your Lifetime Income Base is also now $7,609. Your Maximum WB for Life Amount is 4% of $7,609, or $304.

●	Assume your Designated Funds earn -2% in Contract Year 14, and that you take another $6,000 withdrawal. On December 31, 2022:
●	Your Account Value is $1, 457 [$7,609 x (1 - 0.02) - $6,000].
●	Your GLB amount is $1,457 [the lesser of (1) your current GLB amount minus the withdrawal amount ($7,609 - $6,000) and (2) your new Account Value ($1,457)].
●	Your GLB Base is $1,457 [the lesser of (1) your current GLB Base minus the excess withdrawal [$7,609 - $6,000 - $380)] and (2) your new Account Value ($1,457)].
●	Your Maximum WB Amount equals $73 [5% of your new Lifetime Income Base.]
●	Your Lifetime Income Base is $1,457 [the lesser of (1) your current Lifetime Income Base minus the excess withdrawal [$7,609 - ($6,000 - $304)] and (2) your new Account Value [$1,457]].
●	Your Maximum WB for Life Amount equals $58 [4% of your new Lifetime Income Base of $1,457.]

Because your GLB Base is greater than zero, you may take annual withdrawals up to the Maximum WB Amount until your GLB amount becomes zero. Because your Lifetime Income Base is greater than zero, you may take annual withdrawals up to the Maximum WB for Life Amount until you die or annuitize. Any withdrawal you take that is greater than your Maximum WB Amount will reduce your GLB Base (and hence, give you a new, reduced Maximum WB Amount). Any withdrawal you take that is greater than your Maximum WB for Life Amount will reduce your Lifetime Income Base (and hence, give you a new, reduced Maximum WB for Life Amount).

If your Account Value is reduced to zero by a withdrawal that does not exceed your Maximum WB for Life Amount, you must choose between:

(1)	withdrawing the Maximum WB for Life Amount each year until an Owner dies or
(2)	withdrawing your Maximum WB Amount each year until your GLB amount is reduced to zero.

If your Account Value is reduced to zero by a withdrawal that exceeds your Maximum WB for Life Amount but does not exceed your Maximum WB Amount, your Lifetime Income Base will become zero, but we will continue to pay your then current Maximum WB Amount each year until your GLB is reduced to zero.

If your Account Value is reduced to zero by a withdrawal that exceeds both your Maximum WB for Life Amount and your Maximum WB Amount, your Lifetime Income Base, your GLB amount, and your GLB Base will all be reduced to zero, your Maximum WB for Life Amount and your Maximum WB Amount will both become zero, and no more benefits will be paid.

EXAMPLE 13: Step-up elected under AB Plan.
●

Assume that you did not elect the WB plan at any time. Assume that your Account Value was $150,000 on January 1, 2009. Since this amount is greater than your GLB amount, you may step-up to a new 10-year period, with a new GLB amount of $150,000. Assume that you elect to step-up.

●

Your Maturity Date is reset to January 1, 2019 (ten years after the date of the step-up). Assume that on January 1, 2019, your Account Value is $130,000. Assume that your total rider charges to date are $8,875.

●	Since your Account Value is lower than your stepped-up GLB by $20,000, an amount equal to $20,000 will be deposited into your Contract ($150,000 - $130,000).
●

If Secured Returns for Life is still available to new Owners, you may elect to renew your participation in Secured Returns for Life with a new GLB amount of $150,000 at the cost and terms available to new Owners.

EXAMPLE 14: Step-up elected under WB Plan.
●

Assume you are age 65 at issue. Also assume that you elect the WB plan on January 1, 2006, and that you choose to systematically withdraw the Maximum WB Amount annually. Assume that your Designated Funds have had good investment performance, gaining 6% a year over the course of the Contract. On January 1, 2006:

●	Your GLB Base is $100,000 [the value of your GLB amount on the day you elect to participate in the WB Plan].
●	Your Maximum WB Amount is $5,000 [5% of your GLB Base].
●	Your Lifetime Income Base is $100,000 [the value of your GLB amount on the day you elect to participate in the WB Plan].
●	Your Maximum WB for Life Amount is $5,000 [5% of your Lifetime Income Base because you are age 65].
●	On December 31, 2006, after you take your first systematic withdrawal of $5,000, your Account Value is $101,000:
●	Your GLB amount, reduced by the amount of the withdrawal, is $95,000 [$100,000-$5,000].
●	Your GLB Base is still $100,000 because you withdrew no more than your Maximum WB Amount.
●	Your Maximum WB Amount is $5,000 [5% of your GLB Base].
●	Your Lifetime Income Base is $100,000 because you withdrew no more than your Maximum WB for Life Amount.
●	Your Maximum WB for Life Amount is $5,000 [5% of your Lifetime Income Base].
●	Assume you make no subsequent Purchase Payments, but you take systematic withdrawals of $5,000 for a total of 3 years. On December 31, 2008:
●	Your Account Value is $103,184.
●	Your GLB amount is $85,000 [$100,000 - ($5,000 x 3)].
●	Your GLB Base is still $100,000 because you withdrew no more than your Maximum WB Amount.
●	Your Maximum WB Amount is $5,000 [5% of your GLB Base].
●	Your Lifetime Income Base is still $100,000 because you withdrew no more than your Maximum WB for Life Amount.
●	Your Maximum WB for Life Amount is $5,000 [5% of your Lifetime Income Base].

Because your Account Value is greater than your GLB amount, your GLB Base, and your Lifetime Income Base, you may step-up your GLB amount, your GLB Base, and your Lifetime Income Base each to an amount equal to your current Account Value. Assume you elect to step-up. On January 1, 2009*:

●	Your Account Value is $103,184.
●	Your GLB amount is $103,184.
●	Your GLB Base is $103,184.
●	Your Maximum WB Amount is $5,159 [5% of your new GLB Base].
●	Your Lifetime Income Base is $103,184.
●	Your Maximum WB for Life Amount is $5,159 [5% of your new Lifetime Income Base].
*

Note: Assume instead that you elected to step-up sometime in 2009 after your withdrawal of $5,000 was taken and that your Account Value at the time of the step-up was $103,184. Your new Maximum WB Amount and new Maximum WB for Life amount would apply so that you could withdraw an additional $159 without exceeding your maximum amounts.

EXAMPLE 15: Subsequent Purchase Payments after Step-up under the AB Plan, Refund Applies.
●

Assume that you did not elect the WB plan at any time. Assume that your Account Value was $150,000 on January 1, 2009. Since this amount is greater than your GLB amount, you may step-up to a new 10-year period, with a new GLB amount of $150,000. Assume that you elect to step-up. Your Maturity Date is reset to January 1, 2019 (ten years after the date of the step-up).

●	On June 1, 2010, you deposit an additional $80,000.
●

On June 1, 2010, your GLB amount is $230,000 [$150,000 + ($80,000 x 100%)]. Since it has been less than two years since the step-up was elected, the GLB amount is increased by 100% of the new deposit amount.

●	Assume that on January 1, 2019 (your Maturity Date), your Account Value is $280,000. Assume that your total rider charges to date are $13,850.
●	Because your Account Value is greater than the GLB amount of $230,000, your account will be credited with the amount of your rider charges, increasing your Account Value to $293,850.
●

If Secured Returns for Life is still available to new Owners, you may elect to renew your participation in Secured Returns for Life with a new GLB amount of $293,850 at the cost and terms available to new Owners.

APPENDIX F -
PREVIOUSLY AVAILABLE INVESTMENT OPTIONS

The current available variable investment options are those listed on page 1 of the prospectus.

If you purchased your Contract before February 2, 2004, you may make subsequent Purchase Payments into the following investment options that were previously available for investment prior to that date:

Large-Cap Value Equity Funds

   MFS/Sun Life Strategic Value - S Class

Large-Cap Growth Equity Funds

   MFS/Sun Life Capital Appreciation - S Class

   MFS/Sun Life Global Growth - S Class

Mid-Cap Value Equity Funds

   MFS/Sun Life Mid Cap Value - S Class

   Sun Capital Real Estate Fund® - Initial Class

Mid-Cap Growth Equity Funds

   MFS/Sun Life Mid Cap Growth - S Class

Medium Quality Intermediate-Term Bond Funds

   MFS/Sun Life Bond - S Class

   MFS/Sun Life Strategic Income - S Class

Massachusetts Financial Services Company advises the MFS/Sun Life Funds. Sun Capital Advisers, Inc. advises the Sun Capital Funds.

APPENDIX G -
SECURED RETURNS BENEFIT

The optional living benefit rider "Secured Returns Benefit" was available for on all Contracts issued prior to September 7, 2004. Subject to state availability, after September 7, 2004, a new enhanced living benefit rider, "Secured Returns 2", became available under the Contract. The following information applies to your Contract if you purchased your Contract prior to the date Secured Returns 2 became available in your state and you have not elected to replace your Secured Returns Benefit with the Secured Returns 2.

The Secured Returns Benefit ("Benefit") guarantees a return of your Purchase Payments (adjusted for subsequent Purchase Payments and withdrawals), regardless of the investment performance of the underlying funds, provided that you comply with certain Benefit requirements. The amount guaranteed can be greater than or less than your Account Value.

To participate in the Secured Returns Benefit, all of your Account Value must be invested in one or more of the "Designated Funds" during the entire term of the plan: a 10-year period under the AB Plan or, if you elected the WB Plan, until your guaranteed amount is reduced to zero. Your application lists the only Funds and asset allocation models that currently qualify as "Designated Funds." We reserve the right to change the available Designated Funds on new and existing Contracts without prior notice. Any time there is a change, your Account Value will remain in the current Designated Funds, but future transfers or Purchase Payments may be allocated only to the Designated Funds then available.

If you elect the Secured Returns Benefit with the basic death benefit, we will assess your Contract an annual charge of 0.40% of your average daily net assets. If you elect the Secured Returns Benefit with the EEB Premier rider, we will assess your Contract an annual charge of 0.65% of your average daily net assets. We will continue to deduct this annual charge until you annuitize or your Secured Returns Benefit expires or is revoked. Cancellation of the Benefit (caused by a transfer out of the Designated Funds or a Purchase Payment allocation to a non-Designated Fund) may not terminate the annual charge.

Anytime after your 7th Contract Anniversary, the Secured Returns Benefit may be revoked. Once revoked, the Benefit may not be reinstated. After the Benefit has been revoked, your insurance charges will be reduced by 0.40% of your average daily Account Value. If you elect the Benefit in combination with the EEB Premier rider, the optional death benefit rider will not be revoked and the charge of the rider (0.25% of your average daily Account Value) will continue.

Transfers among the Designated Funds are permitted as described under "Transfer Privilege." If however you transfer some or all of your Account Value out of the Designated Funds into another investment option offered under your Contract, the Secured Returns Benefit will be automatically cancelled. Likewise, if you allocate one or more subsequent Purchase Payments to an investment option other than one of the Designated Funds, the Secured Returns Benefit will be cancelled.

Once the Benefit has been cancelled, it cannot be reinstated. After the cancellation of the Benefit, you will continue to pay the annual charge for the Benefit until your 7th Contract Anniversary. After your 7th Contract Anniversary, your insurance charges will be reduced by 0.40% of your average daily Account Value. If you elected the Benefit in combination with the EEB Premier rider, the optional death benefit rider will not be cancelled and the cost of such rider (0.25% of your average daily Account Value) will remain.

If you elect the Secured Returns Benefit, you may choose to receive your Secured Returns Benefit under one of two plans: the Guaranteed Minimum Accumulation Benefit ("AB") Plan or the Guaranteed Minimum Withdrawal Benefit ("WB") Plan. You are automatically enrolled in the AB Plan at the time you elect the Secured Returns Benefit. Any time prior to your 81st birthday, you may elect instead to receive your Secured Returns Benefit under the WB Plan. There is no waiting period for participation in the WB Plan, but you must make your election prior to your 10th Contract Anniversary or annuitization, whichever is earlier. Once you elect to participate in the WB Plan, you may not change your election to the AB Plan. If you do not specifically elect the WB Plan, you will be deemed to have elected to remain in the AB Plan.

All withdrawals under the Secured Returns Benefit are subject to withdrawal charges if they are in excess of the annual free withdrawal amount. (See "Free Withdrawal Amount" under "Withdrawal Charge.") In addition, if you have elected the Secured Returns Benefit, but have not yet elected to participate in the WB Plan, any withdrawals you make will reduce your GLB amount proportionally to the amount of Account Value withdrawn. For examples showing how withdrawals affect your benefits under the Secured Returns Benefit, see Examples 5 through 8 below.

If you elected to participate in the AB Plan and you remained in the Plan for the entire 10-year period, you may elect to renew your participation in the Secured Returns Benefit, provided that we are still offering the Benefit to new Owners. Upon renewal, the annual charge for participation in the Benefit will be extended under the terms and conditions applicable to new Owners at that time. If renewal in the Secured Returns Benefit is not available, or is available but you make no election to renew your participation in the Benefit, all further benefits under the Benefit will be discontinued. We reserve the right to stop offering the optional Secured Returns Benefit to new Owners. If we do so, renewals will no longer be available.

If you elected to participate in the WB Plan during your initial 10-year period, you may not renew your participation in the Secured Returns Benefit.

Under the terms of the Guaranteed Minimum Accumulation Benefit ("AB") Plan, on your 10th Contract Anniversary, we will credit your Account Value with any excess of your Guaranteed Living Benefit Amount ("GLB amount") over your Account Value after the application of any other Contract transactions. Any such amount will be allocated on a pro rata basis to all Designated Funds in which you are invested at that time. Your GLB amount is equal to the sum of 100% of your initial Purchase Payment plus a specified percentage of any subsequent Purchase Payments, adjusted in amount for partial withdrawals. One or more subsequent Purchase Payments during the 10-year period will not restart the 10-year period. For each subsequent Purchase Payment after the second Contract Anniversary, we will guarantee the return of less than 100% of the Purchase depending upon the Contract Year in which it was made, as follows:

Contract Year in which Purchase Payment was made	Percentage Guaranteed
1-2	100%
3-5	85%
6-8	70%
9-10	60%

For examples of how we calculate benefits under the AB Plan, see Examples 1 and 2 below. Note that the timing and amount of subsequent Purchase Payments may affect the total Secured Returns Benefit.

To calculate the GLB amount after a partial withdrawal under the AB Plan, we multiply the GLB amount immediately before the withdrawal by the ratio of the Account Value immediately after the withdrawal to the Account Value immediately before the withdrawal. (See Examples 5 and 7 below.)

If you (as Participant) die while the AB Plan is still in force, all benefits and charges under Secured Returns Benefit will automatically terminate when we receive Due Proof of Death, unless your surviving spouse is the sole Beneficiary. Your surviving spouse may elect to continue the Contract. If such election is made, the same Secured Returns Benefit will apply. Your surviving spouse can elect the WB Plan at any time prior to the earliest of annuitization, the surviving spouse's 81st birthday, and your 10th Contract Anniversary. If your surviving spouse does not elect the WB Plan, the AB Plan will continue. In such case, the benefits under AB Plan will be determined according to the original 10-year period. In all cases, the GLB amount will not reset upon your death.

Under the terms of the Guaranteed Minimum Withdrawal Benefit ("WB") Plan, you may withdraw up to a set dollar amount from your Account Value each year until your remaining GLB amount equals zero. This set dollar amount, or "maximum WB amount," is equal to 7% of the GLB amount on the date you elect to participate in the WB Plan. You are not required to make any withdrawals after you have elected the WB Plan; however, if you withdraw more than the maximum WB amount in any Contract Year, your remaining RGLB amount may be adversely affected. You should be aware that a withdrawal in excess of the maximum WB amount might significantly reduce your Secured Returns Benefits if your Account Value is less than the remaining GLB amount. In addition, the value you will receive upon a full withdrawal, or "surrender" of your Contract, will be your Contract's Surrender Value and not the remainingGLB amount. Any subsequent Purchase Payment made after you have elected the WB Plan, and before your fourth Contract Anniversary, will increase your remaining GLB amount by 100% of such subsequent Purchase Payment. Your maximum WB amount will increase by 7% of such subsequent Purchase Payment. After your fourth Contract Anniversary, you may not make any additional Purchase Payments if you have elected the WB Plan.

For examples of how we calculate benefits under the WB Plan, see Examples 3 and 4 below.

Once you have elected to participate in the WB Plan, withdrawals of no more than the maximum WB amount will reduce your remaining GLB amount dollar for dollar. If you are participating in the WB Plan and you withdraw, in any one Contract Year, more than the current maximum WB amount, your remaining GLB amount will be reduced to equal the lesser of:
(a)	your previous remaining GLB amount reduced dollar for dollar by the amount of the withdrawal, or

(b)	your Account Value.

If (b), above, is less than (a), then your maximum WB amount will be reduced so that the new remaining GLB amount will expire on the same date it would have had the maximum WB amount been withdrawn every year thereafter. (See Example 6 below.)

The maximum WB amount is not cumulative. That is to say, if you withdraw less than the maximum WB amount in any one Contract Year, you cannot add that unused portion to withdrawals made in future years to exceed the maximum WB amount.

Under the WB Plan, your Secured Returns benefits will continue until your remaining GLB amount is reduced to zero, even if your Account Value drops to zero. If your Account Value drops to zero, no subsequent Purchase Payment will be accepted and no death benefit will be payable. We will however, continue to pay the maximum WB amount each Contract Year while you are alive until your remaining GLB amount has been reduced to zero.

If you (as Participant) die while the WB Plan is in force and your surviving spouse, as the sole Beneficiary, elects to continue the Contract, the Secured Returns Benefit will continue on the same terms, for your surviving spouse, even though the Account Value may have been enhanced under the provisions of the death benefit. (See "Spousal Continuance " under "DEATH BENEFIT.") In all other situations, the Beneficiary may elect to exercise any of the available options under the Death Benefit provisions of the Certificate, or in the alternative, to receive the maximum WB amount on an annual basis until the remaining GLB amount has been reduced to zero.

ALL OF THE FOLLOWING EXAMPLES ARE BASED UPON THE ASSUMPTION YOU SELECTED THE SECURED RETURNS BENEFIT ON OR BEFORE YOUR ISSUE DATE.

Examples 1 through 4 demonstrate how we calculate your Secured Returns Benefit assuming you make no subsequent Purchase Payments and you make no withdrawals other than those satisfying the maximum WB amount under the WB Plan. Examples 1 and 2 show your benefit under the AB Plan, and Examples 3 and 4 show your benefit under the WB Plan.

EXAMPLE 1: Low investment performance; no WB election.
●

Assume that on January 1, 2003, you purchased a Contract with an initial Purchase Payment of $100,000. Assume that you did not elect the WB plan at any time and that your Designated Funds have had low investment performance.

●

Assume that on January 1, 2013, your Account Value is $85,000. On that date, your Account Value will be increased by $15,000 ($100,000 - $85,000). If the Secured Returns Benefit is still available to new Owners, you may elect to renew your participation in the Benefit with a new GLB amount of $100,000 at the cost and terms available to new Owners.

EXAMPLE 2: High investment performance; no WB election
●

Assume that on January 1, 2003, you purchased a Contract with an initial Purchase Payment of $100,000. Assume that you did not elect the WB plan at any time and that your Designated Funds have had high investment performance.

●

Assume that on January 1, 2013, your Account Value is $200,000. Because your Account Value is greater that the GLB amount of $100,000, your Account Value will not be increased. If the Secured Returns Benefit is still available to new Owners, you may elect to renew your participation in the Benefit with a new GLB amount of $200,000 at the cost and terms available to new Owners.

EXAMPLE 3: Low investment performance; WB election
●

Assume that on January 1, 2003, you purchased a Contract with an initial Purchase Payment of $100,000. Assume that you elected the WB plan at issue and choose to systematically withdraw the maximum WB amount (i.e., 7% of the $100,000 or $7,000).

●	On December 31, 2003, your remaining GLB amount will be $93,000 ($100,000 - $7,000). Assume that, on that date, your Account Value is $91,000.

●	On December 31, 2004, your remaining GLB amount will be $86,000 ($93,000 - $7,000). Assume that, on that date, your Account Value is $80,000. These withdrawals continue for seven more years.

●

On December 31, 2011, your remaining GLB amount will be $37,000 ($86,000 - ($7,000 x 7 years)). Assume that, on that date, your Account Value is $0. These withdrawals of $7,000 continue until the remaining GLB amount runs out in year 15, after the final withdrawal of $2,000 has been taken. At that time, the Benefit terminates and no renewal applies.

EXAMPLE 4: High investment performance; WB election
●	Assume that you elected the WB plan at issue and choose to systematically withdraw the maximum WB amount (i.e., 7% of the $100,000 or $7,000).

●	On December 31, 2003, your remaining GLB amount will be $93,000 ($100,000 - $7,000). Assume that, on that date, your Account Value is $91,000.

●	On December 31, 2004, your remaining GLB amount will be $86,000 ($93,000 - $7,000). Assume that, on that date, your Account Value is $90,000. These withdrawals continue for seven more years.

●	On December 31, 2011, your remaining GLB amount will be $37,000 ($86,000 - ($7,000 x 7 years)). Assume that, on that date, your Account Value is $50,000. These withdrawals continue for 5 more years.

●	On December 31, 2016, the remaining GLB amount equals $2,000 ($37,000 - ($7,000 x 5 years)). Assume the Account Value equals $30,000.

●

Assume that, on December 31, 2017, your withdraw the remaining $2,000 to exhaust the remaining GLB amount. The Secured Returns Benefit thus terminates and the annual fee stops. However, because there is a remaining Account Value, the Contract continues. No renewal is available.

Examples 5 through 8 demonstrate how withdrawals and subsequent Purchase Payments affect your Secured Returns Benefit. Examples 5 and 7 show how withdrawals affect your benefits under the AB Plan. Example 6 shows the effect of withdrawing more than the maximum WB amount under the WB Plan in any one Contract Year. Examples 7 and 8 show the effects of making subsequent Purchase Payments.

EXAMPLE 5: Withdrawals Under the AB Plan
●	Assume that on January 1, 2003, you purchased a Contract with an initial Purchase Payment of $100,000. Your GLB amount is $100,000.

●

Assume that on January 1, 2004, your Account Value is $110,000 and you withdraw 10% of your Account Value (or $11,000). Your GLB amount will be reset to $90,000, i.e., the previous GLB amount ($100,000) reduced proportional to the amount of Account Value withdrawn (10%), or $100,000 - (10% of $100,000).

●

Assume you make no more withdrawals or deposits and that your Account Value, on January 1, 2013, is $85,000. Your Account Value will be increased by $5,000 ($90,000 - $85,000). If the Secured Returns Benefit is still available to new Owners, you may elect to renew your participation in the Benefit, at the cost and terms available to new Owners, with a new GLB amount of $90,000.

EXAMPLE 6: Withdrawals Under the WB Plan
●

Assume that on January 1, 2003, you purchased a Contract with an initial Purchase Payment of $100,000. Assume that you elected the WB Plan at issue. Your maximum WB amount would be $7,000 (i.e., 7% of the $100,000).

●	Assume that, on January 1, 2004, your Account Value is $95,000. Assume that no withdrawals have been made. Your remaining GLB amount is still $100,000 and your maximum WB amount is still $7,000.

●

Assume that, on September 3, 2004, your Account Value is $93,000 and you withdraw $5,000. Your Account Value is thus reduced to $88,000, and your remaining GLB amount is reduced to $95,000. Your maximum WB amount is still $7,000; however, you can only withdraw $2,000 more this Contract Year without exceeding your maximum WB amount for the Contract Year.

●

Assume that, on January 4, 2005, your Account Value is $85,000 and you withdraw another $5,000. Your Account Value is thus reduced to $80,000. This is now a new Contract Year, so the maximum WB amount has not yet been exceeded. Your remaining GLB amount is reduced to $90,000. Your maximum WB amount is still $7,000; however, you can only withdraw $2,000 more this Contract Year without exceeding your maximum WB amount for the Contract Year.

●

Assume that, on November 4, 2005, your Account Value is $79,000 and you withdraw another $5,000. Your Account Value is thus reduced to $74,000. Your total withdrawals for the current Contract Year equal $10,000 ($5,000 + $5,000), a total of $3,000 in excess of your maximum WB amount. Your remaining GLB amount is thus reduced to $74,000; i.e., the lesser of your Account Value ($74,000) and your previous remaining GLB amount reduced dollar for dollar by the withdrawal ($90,000 - $5,000). Your maximum WB amount is reduced so that the date on which the remaining GLB amount expires will be the same date it would have expired had the maximum WB been withdrawn every year, i.e., ($90,000 - $2,000) / $7000 = 12.57 years. Thus the maximum WB amount will become $5,887 ($74,000/12.57).

EXAMPLE 7: Withdrawals with Subsequent Purchase Payments under the AB Plan
●	Assume that on January 1, 2003, you purchased a Contract with an initial Purchase Payment of $100,000. Assume that you did not elect the WB Plan at any time.

●	On June 1, 2007, you make a subsequent Purchase Payment of $100,000. Your GLB amount is now $185,000, i.e., ($100,000 x 100%) + ($100,000 x 85%).

●

Assume that, on June 1, 2009, your Account Value is $240,000 and you withdraw $40,000. Your Account Value is reduced to $200,000. Your GLB amount is reset to $154,167, i.e., the previous GLB amount reduced proportional to the amount of Account Value withdrawn, or $185,000 x ($200,000/$240,000). Assume you make no more withdrawals or subsequent Purchase Payments.

●

Assume that, on January 1, 2013, your Account Value is $125,000. On that date, your Account Value will be increased by $29,167 ($154,167 - $125,000). If the Secured Returns Benefit is still available to new Owners, you may elect to renew your participation in the Benefit with a new GLB amount of $154,167 at the cost and terms available to new Owners.

EXAMPLE 8: Withdrawals with Subsequent Purchase Payments under the WB Plan
●

Assume that on January 1, 2003, you purchased a Contract with an initial Purchase Payment of $100,000. Assume that you elected the WB plan at issue and choose to systematically withdraw the maximum WB amount (i.e., 7% of the $100,000 or $7,000).

●	On January 1, 2004, your remaining GLB amount will be $93,000 ($100,000 - $7,000). Assume that, on that date, your Account Value is $91,000.

●

Assume that, on January 6, 2004, you make an additional deposit of $50,000. Your remaining GLB amount is reset to $143,000 ($93,000 + $50,000). Your maximum WB amount is reset to $10,500 ($7,000 + (7% x $50,000)). Assume you increase your annual withdrawals to equal the maximum WB amount of $10,500.

●

Assume that, on January 1, 2005, you withdraw the maximum WB amount of $10,500 and your remaining GLB amount is $132,500 ($143,000 - $10,500). Assume that no additional subsequent Purchase Payments are made and the maximum WB amount is withdrawn annually.

●

Assume that, on January 1, 2013, your Account Value equals $0. Your remaining GLB amount will be $48,500, i.e., ($132,500 - ($10,500 x 8 years). Withdrawals will continue until the remaining GLB amount is reduced to zero. No renewal of the Secured Returns Benefit is available.

APPENDIX H -
SECURED RETURNS 2 BENEFIT

If you purchased the Secured Returns Benefit ("SR1") prior to the later of September 7, 2004, or the date Secured Returns 2 became available for sale in your state, you were given to opportunity to replace SR1 with Secured Returns 2. If you chose to replace your SR1 with Secured Returns 2, the following terms and conditions apply to your Contract:

●	Your GLB amount did not change.

●

Charges for Secured Returns 2 commenced on the first "Account Quarter" (defined below) following the date we received your notification to participate in Secured Returns 2 ("Notification Date"), and were be applied on a pro rata basis starting from the Notification Date.

●	All benefits provided under Secured Returns 2 commenced on the Notification Date.

●	Any refund of rider charges (described below) will only be applied to charges paid after the Notification Date. You will not receive any refund of charges paid for SR1.

●

The time period for measuring the duration of your Secured Returns 2 Benefit will be based upon your Contract's Issue Date. For example, if you chose to exchange SR1 for Secured Returns 2 twelve months after your Issue Date, your AB Plan will mature in nine years.

●

If you were participating in the WB Plan on the Notification Date, then you must remain in the WB Plan. If you were participating in the AB Plan on the Notification Date, you may not elect to participate in the WB Plan until after your first Contract Anniversary.

Subject to state availability, after October 31, 2005, a new enhanced living benefit rider, Secured Returns for Life, became available under the Contract. The following information applies to your Contract if you purchased your Contract prior to the date Secured Returns for Life became available and you have not elected to replace Secured Returns 2 with Secured Returns for Life.

The Secured Returns 2 Benefit ("Benefit" or "Secured Returns 2") guarantees a return of your Purchase Payments (adjusted for subsequent Purchase Payments and withdrawals), regardless of the investment performance of the underlying funds, provided that you comply with certain Benefit requirements. The amount guaranteed can be greater than or less than your Account Value. All Benefits and charges under Secured Returns 2 terminate upon annuitization.

Secured Returns 2 is available only if you are age 79 or younger on the Open Date. If you choose to participate in the Benefit, you must make your election no later than your Issue Date. You may combine the Benefit with any optional death benefit rider other than the EEB Premier Plus rider. Upon annuitization, Secured Returns 2 and any elected optional death benefit rider automatically terminate.

To participate in Secured Returns 2, all of your Account Value must be invested in one or more of the "Designated Funds" during the entire term of the plan: a 10-year period under the AB Plan or, if you elected the WB Plan, until the guaranteed amount is reduced to zero. Your application lists the only Funds and asset allocation models that currently qualify as "Designated Funds." We reserve the right to change the available Designated Funds on new and existing Contracts without prior notice. Any time there is a change, your Account Value will remain in the current Designated Funds, but future transfers or Purchase Payments may be allocated only to the Designated Funds then available.

Unlike other Contract charges, the charge for Secured Returns 2 will not be calculated as a percentage of average daily net assets as described under "Variable Accumulation Unit Value." Instead, the charge for the Benefit will be made as a specific deduction from the Account Value, taken on the last valuation day of the Account Quarter. For Contracts issued in the State of Washington, the charge for the Benefit will be made as a specific deduction from Variable Account Value, taken on the last valuation day of the Account Quarter. ("Account Quarters" are defined as three-month periods, with the first Account Quarter beginning on your Issue Date.) The charge per year is equal to 0.50% of your Account Value (Variable Account Value in Washington). The quarterly charge will be determined by multiplying the Account Value (Variable Account Value in Washington) at the end of the Account Quarter by 0.00125. (See Example 12 in Appendix I.) The specific amount of the quarterly charge will be reflected on your quarterly account statement. We will continue to deduct this charge until you annuitize or your Secured Returns 2 Benefit expires or is revoked. Cancellation of the Benefit (caused by a transfer out of the Designated Funds or a Purchase Payment allocation to a non-Designated Fund) will not terminate the charge, until the 7th Contract Anniversary. Anytime after your 7th Contract Anniversary, you may revoke Secured Returns 2. Once revoked, Secured Returns 2 may not be reinstated. After Secured Returns 2 has been revoked, all benefits and charges will end.

Transfers among the Designated Funds are permitted as described under "Transfer Privilege." If however you transfer some or all of your Account Value out of the Designated Funds into another investment option offered under your Contract, the Secured Returns 2 Benefit will be automatically cancelled. Likewise, if you allocate one or more subsequent Purchase Payments to an investment option other than one of the Designated Funds, the Secured Returns 2 Benefit will be cancelled. Once the Benefit has been cancelled, it cannot be reinstated. After the cancellation of the Benefit, you will continue to pay the annual charge for the Benefit until your 7th Contract Anniversary.

If you elect Secured Returns 2, you may choose to receive your Benefit under one of two plans: the Guaranteed Minimum Accumulation Benefit ("AB") Plan or the Guaranteed Minimum Withdrawal Benefit ("WB") Plan.

If you elect Secured Returns 2, you are automatically enrolled in the AB Plan. After your first Contract Anniversary, you may elect instead to receive your Benefit under the WB Plan, provided that you make the election prior to the earliest of your 76th birthday, the date you annuitize, and the date your AB Plan matures. Once you elect to participate in the WB Plan, you may not change your election to the AB Plan. If you do not specifically elect the WB Plan, you will be deemed to have elected to remain in the AB Plan.

All withdrawals under Secured Returns 2 are subject to withdrawal charges if they are in excess of the annual free withdrawal amount. (See "Free Withdrawal Amount" under "Withdrawal Charge.") In addition, if you have elected Secured Returns 2, but have not yet elected to participate in the WB Plan, any withdrawals you make will reduce your Guaranteed Living Benefit Amount ("GLB amount") proportionally to the amount of Account Value withdrawn. For examples showing how withdrawals affect your benefits under Secured Returns 2, see Examples 6, 7, 9 and 11 below.

If you elect to participate in the AB Plan and you remain in the Plan until it matures, you may elect to renew your participation in Secured Returns 2, provided that we are still offering the Benefit to new Owners. Upon renewal, the annual charge for participation in the Benefit will be extended under the terms and conditions applicable to new Owners at that time. If renewal in the Secured Returns 2 Benefit is not available, or is available but you make no election to renew your participation in the Benefit, all further benefits under the Benefit will be discontinued. We reserve the right to stop offering the optional Secured Returns 2 Benefit to new Owners. If we do so, renewals will no longer be available.

Once you elect to participate in the WB Plan, you may not renew your participation in Secured Returns 2.

Under the terms of the Guaranteed Minimum Accumulation Benefit ("AB") Plan, on your 10th Contract Anniversary, we will credit your Account Value with any excess of your GLB amount over your Account Value after the application of any other Contract transactions. Any such amount will be allocated on a pro rata basis to all Designated Funds in which you are invested at that time. Your GLB amount is equal to the sum of 100% of your initial Purchase Payment plus a specified percentage of any subsequent Purchase Payments, adjusted in amount for partial withdrawals. One or more subsequent Purchase Payments during the 10-year period will not restart the 10-year period. For each subsequent Purchase Payment after the second Contract Anniversary, we will guarantee the return of less than 100% of the Purchase depending upon the Contract Year in which it was made, as follows:

Contract Year in which Purchase Payment was made	Percentage guaranteed
1-2	100%
3-5	85%
6-8	70%
9-10	60%

For examples of how we calculate benefits under the AB Plan, see Examples 1 and 3 below. Note that the timing and amount of subsequent Purchase Payments may affect the total Secured Returns 2 Benefit.

If your Contract remains in the AB Plan until it "matures" on the later of your 10th Contract Anniversary or 10 years from your last Step-Up Date, and the Account Value is greater than or equal to the GLB amount on the "maturity date," then we will refund the charges you have paid for Secured Return 2 ("Refund Amount") by crediting the Refund Amount to your Account Value. The Refund Amount will be allocated on a pro rata basis to the Designated Funds in which you are invested on such "maturity date." No refund of Secured Return 2 charges will be made if you change from the AB Plan to the WB Plan.

To calculate the GLB amount after a partial withdrawal under the AB Plan, we multiply the GLB amount immediately before the withdrawal by the ratio of the Account Value immediately after the withdrawal to the Account Value immediately before the withdrawal. (See Examples 6 and 9 below.)

If you die while participating in the AB Plan, all benefits and charges under Secured Returns 2 will automatically terminate when we receive Due Proof of Death, unless your surviving spouse is the sole Beneficiary. Your surviving spouse may elect to continue the Contract. If such election is made, the same Secured Returns 2 Benefit will apply. Your surviving spouse can elect the WB Plan at any time prior to the earliest of annuitization, the surviving spouse's 81st birthday, and the date the AB Plan is scheduled to "mature". If your surviving spouse does not elect the WB Plan, the AB Plan will continue on the same terms, for your surviving spouse, even though the Account Value may have been enhanced under the provisions of the death benefit. (See "Spousal Continuance" under "DEATH BENEFIT.") In all cases, the GLB amount will not reset upon your death, but the charges under Secured Returns 2 will be assessed against the enhanced Account Value.

Under the terms of the Guaranteed Minimum Withdrawal Benefit ("WB") Plan, you may withdraw up to a set dollar amount from your Account Value each year until your remaining GLB amount equals zero. Once the RGLB amount is reduced to zero, the Secured Returns 2 Benefit will expire and no new Purchase Payments will be accepted into the WB Plan. This set dollar amount, or "maximum WB amount," is equal to 7% of the remaining GLB amount on the date you elect to participate in the WB Plan. You are not required to make any withdrawals after you have elected the WB Plan; however, if you withdraw more than the maximum WB amount in any Contract Year, your remaining GLB amount may be adversely affected. You should be aware that a withdrawal in excess of the maximum WB amount might significantly reduce your Secured Returns 2 Benefits if your Account Value is less than your remaining GLB amount. In all cases, the value you will receive upon a full withdrawal, or "surrender" of your Contract, will be your Contract's Surrender Value and not the remaining GLB amount. Provided any remaining GLB amount is not reduced to zero, any subsequent Purchase Payment made after you have elected the WB Plan, and before your fourth Contract Anniversary, will increase your remaining GLB amount by 100% of such subsequent Purchase Payment. Your maximum WB amount will increase by 7% of such subsequent Purchase Payment. After your fourth Contract Anniversary, you may not make any additional Purchase Payments unless your WB Plan has expired.

Once you have elected to participate in the WB Plan, withdrawals of no more than the maximum WB amount will reduce the remaining GLB amount dollar for dollar. If you are participating in the WB Plan and you withdraw, in any one Contract Year, more than the current maximum WB amount, the remaining GLB amount will be reduced to equal the lesser of:
(a)	your previous remaining GLB amount reduced dollar for dollar by the amount of the withdrawal, or

(b)	your Account Value.

If (b), above, is less than (a), then your maximum WB amount will be reduced so that the new remaining GLB amount will expire on the same date it would have had the maximum WB amount been withdrawn every year thereafter. (See Example 7 below.)

The maximum WB amount is not cumulative. That is to say, if you withdraw less than the maximum WB amount in any one Contract Year, you cannot add that unused portion to withdrawals made in future years to exceed the maximum WB amount.

Under the WB Plan, your Secured Returns 2 benefits will continue until your remaining GLB amount is reduced to zero, even if your Account Value drops to zero. If your Account Value drops to zero, no subsequent Purchase Payment will be accepted and no death benefit will be payable. We will however, continue to pay the maximum WB amount each Contract Year while you are alive until your remaining GLB amount has been reduced to zero.

For examples of how we calculate benefits under the WB Plan, see Examples 4 and 5 below.

If you die while participating in the WB Plan and your surviving spouse, as the sole Beneficiary, elects to continue the Contract, Secured Returns 2 will continue on the same terms, for your surviving spouse, even though the Account Value may have been enhanced under the provisions of the death benefit. (See "Spousal Continuance" under "DEATH BENEFIT.") In such case, the remaining GLB amount will not reset upon your death, but the charges under Secured Returns 2 will be assessed against the enhanced Account Value. In all other situations, the Beneficiary may elect to exercise any of the available options under the Death Benefit provisions of the Contract, or in the alternative, to receive the maximum WB amount on an annual basis until the remaining GLB amount has been reduced to zero.

Step-Up of GLB Amount

After your fifth Contract Anniversary, you may elect to increase your GLB amount or remaining GLB amount to your then current Account Value. Currently, this step-up election may be made on any day after your fifth Contract Anniversary. (We reserve the right to require step-up elections to occur only within 30 days following the fifth or any subsequent Contract Anniversary.) On the day we receive your step-up election notice in good order (the "Step-Up Date"), we will increase your GLB or remaining GLB amount to an amount equal to your Account Value on the Step-Up Date. If you elect to step-up your GLB or remaining GLB amount, at least 5 full years from the Step-Up Date must pass before you can elect another step-up. You can only elect to step-up the GLB or remaining GLB amount if the current Account Value is greater than the current GLB or remaining GLB amount. If you are in the AB Plan, you must be less than age 85 on the Step-Up Date. If you are in the WB Plan, you must be less than age 81 on the Step-Up Date.

Following your step-up election, the rider fee may be changed to an amount equal to the Secured Returns 2 fee charged on newly issued Contracts at that time. This fee may be higher than your current Secured Returns 2 fee as set forth below under "Cost of the Benefit." If we are no longer issuing new Contracts with the Secured Returns 2 Rider, then the rider fee after the step-up will be set by us, based upon current market conditions at the time of the step-up.

If you are participating in the AB Plan and you elect to step-up your GLB amount, the term of your benefit under the AB Plan will change. Without a step-up, your benefit under the AB Plan will "mature" on the 10th Contract Anniversary (the date we credit your Account with any excess of your GLB amount over your Account Value or refund your Secured Returns 2 rider charges). After you make a step-up election, your benefit under the AB Plan will mature 10 years from the Step-Up Date. (See Example 2 below.)

If you have been receiving benefits under the WB Plan, a step-up may change your "maximum WB amount." After the step up, your "maximum WB amount" will become the greater of the current "maximum WB amount" and 7% of your new remaining GLB amount. Note that, if you step-up in a particular Contract Year, any withdrawals previously made in that Contract Year are applied against your new "maximum WB amount." (See Example 8 below.)

At the time of a step-up, if your benefit is under the AB Plan, you can still change to the WB Plan at a later date, subject to the applicable age restrictions described above.

Subsequent Purchase Payments After a Step-Up of GLB Amount

Because Purchase Payments, under the WB Plan, are not allowed after your fourth Contract Anniversary, you must be participating in the AB Plan to make any Purchase Payments after a Step-Up. After your step-up election, any subsequent Purchase Payment will increase the GLB amount under your AB Plan by a specified percentage of the subsequent Purchase Payment. The percentage guaranteed depends upon "Step-Up Year" in which the Payment was made. (A "Step-Up Year" is the 365-day period (366, if a leap year) commencing on your Step-Up Date.) The example below illustrates how we determine the percentage guaranteed after a subsequent Purchase Payment:

Assume you purchased a Contract on July 1, 2005, and elected to step-up your Contract on October 1, 2010. Under the AB Plan that you have elected, your benefit matures on October 1, 2020. For any subsequent Purchase Payments you make, your GLB amount will increase by the following percentages:

Step-Up Year	Payments Made Between	Percentage Guaranteed
1	10/02/10 - 10/01/11	100%
2	10/02/11 - 10/01/12	100%
3	10/02/12 - 10/01/13	85%
4	10/02/13 - 10/01/14	85%
5	10/02/14 - 10/01/15	85%
6	10/02/15 - 10/01/16	70%
7	10/02/16 - 10/01/17	70%
8	10/02/17 - 10/01/18	70%
9	10/02/18 - 10/01/19	60%
10	10/02/19 - 10/01/20	60%

Thus, a subsequent Purchase Payment made on October 2, 2015, will provide only a 70% guarantee whereas a subsequent Purchase Payment made on October 1, 2015, will provide an 85% guarantee. (See Example 10 below.)

ALL OF THE FOLLOWING EXAMPLES ARE BASED UPON THE ASSUMPTION THAT YOU PURCHASED A CONTRACT ON JANUARY 1, 2005 WITH AN INITIAL PURCHASE PAYMENT OF $100,000 AND YOU SELECTED THE SECURED RETURNS 2 PROGRAM. YOUR INITIAL GLB AMOUNT EQUALS YOUR DEPOSIT AMOUNT OF $100,000.

EXAMPLE 1: Low investment performance; no WB election.
●

Assume that you did not elect the WB plan at any time and that your Designated Funds have had low investment performance. Since your Account Value was below the GLB amount of $100,000 from January 1, 2010 through January 1, 2015, the step-up feature is not available.

●	Assume that on January 1, 2015, your Account Value is $85,000. Assume that your total rider charges to date are $4,625.

●	Since your Account Value is less than your GLB amount by $15,000, an amount equal to $15,000 will be deposited into your Contract ($100,000 - $85,000).

●	If Secured Returns 2 is still available to new Owners, you may elect to renew your participation in the Program with a new GLB amount of $100,000 at the cost and terms available to new Owners.

EXAMPLE 2: Low investment performance; no WB election, Step-up elected.
●

Assume that you did not elect the WB plan at any time and that your Designated Funds have had low investment performance. However, assume that your Account Value was $150,000 on January 1, 2010. Since this amount is greater than your GLB amount, you may step-up to a new 10 year period, with a new GLB amount of $150,000. Assume that you do elect to step-up.

●

Your new GMAB rider maturity date is now January 1, 2020 (ten years after the date of the step-up). Assume that on January 1, 2020, your Account Value is $130,000. Assume that your total rider charges to date are $10,125.

●	Since your Account Value is lower than your stepped-up GLB by $20,000, an amount equal to $20,000 will be deposited into your Contract ($150,000 - $130,000).

●	If Secured Returns 2 is still available to new Owners, you may elect to renew your participation in the Program with a new GLB amount of $150,000 at the cost and terms available to new Owners.

EXAMPLE 3: High investment performance; no WB election, Refund applies.
●

Assume that you did not elect the WB plan at any time and that your Designated Funds have had high investment performance. Assume that your Account Value was $150,000 on January 1, 2010. Since this amount is greater than your GLB amount, you may step-up to a new 10-year period, with a new GLB amount of $150,000. Assume that you do not elect to step-up.

●	Assume that on January 1, 2015, your Account Value is $200,000. Assume that your total rider charges to date are $7,500.

●	Because your Account Value is greater than the GLB amount of $100,000, your account will be credited with the amount of your rider charges, increasing your Account Value to $207,500.

●	If Secured Returns 2 is still available to new Owners, you may elect to renew your participation in the Program with a new GLB amount of $207,500 at the cost and terms available to new Owners.

EXAMPLE 4: Low investment performance; WB election.
●

Assume that you elect the WB plan at the beginning of the second Contract Year and then choose to systematically withdraw the maximum WB amount (i.e., 7% of the $100,000 remaining GLB amount, or $7,000).

●	On December 31, 2006, your remaining GLB amount will be $93,000. Assume that, on this date, your Account Value is $91,000.

●

On December 31, 2007, your remaining GLB amount will be $86,000. Assume that, on this date, your Account Value is $80,000. The $7,000 withdrawals continue for seven more years. Assume that from January 1, 2010 through December 31, 2014, your Account Value is less than your remaining GLB amount. Therefore, the step-up feature is not available.

●	On December 31, 2014, your remaining GLB amount will be $37,000. Assume that, on this date, your Account Value is $0.

●	These withdrawals of $7,000 continue until the remaining GLB amount runs out in year 2020. At that time, Secured Returns 2 terminates and no renewal is available.

EXAMPLE 5: High investment performance; WB election, Step-up elected.
●

Assume that you elect the WB plan at the beginning of the second Contract Year and then choose to systematically withdraw the maximum WB amount (i.e., 7% of the $100,000 remaining GLB amount, or $7,000).

●	On December 31, 2006, your remaining GLB amount will be $93,000. Assume that, on this date, your Account Value is $95,000.

●

On December 31, 2007, your remaining GLB amount will be $86,000. Assume that, on this date, your Account Value is $90,000. The $7,000 withdrawals continue for two more years. Assume that on January 1, 2010, your Account Value is $80,000 and your remaining GLB amount is $72,000. Since your Account Value is greater than your remaining GLB amount, you may step-up your remaining GLB amount to $80,000. Assume you elect to step-up. Your maximum WB amount is calculated as 7% of $80,000 = $5,600. However, since this is less than your current maximum WB amount of $7,000, your maximum WB amount will remain at $7,000.

●	Assume you continue to withdraw $7,000 per year for four more years. On December 31, 2013, your remaining GLB amount will be $52,000. Assume that, on this date, your Account Value is $56,000.

●	These $7,000 withdrawals continue. On December 31, 2020, the remaining GLB amount equals $3,000. Assume that, on this date, your Account Value equals $20,000.

●

Assume that you withdraw $3,000 on February 12, 2021. At this time, the remaining GLB amount is reduced to zero and Secured Returns 2 terminates and the annual fee stops. However, because there is a remaining Account Value, the Contract continues. No Secured Returns 2 renewal is available.

EXAMPLE 6: Withdrawals under the AB Plan; low investment performance.
●	Assume that you did not elect the WB plan at any time.

●	Assume that on January 1, 2006, you withdraw 10% of your Account Value of $110,000 (or $11,000). Your Account Value is now $99,000.

●	On January 1, 2006, your GLB amount will be reset to $90,000 (the previous GLB amount reduced proportional to the amount of Account Value withdrawn).

●	Assume you make no more withdrawals or deposits and that your Account Value on January 1, 2015 is $87,000. Assume that your total rider charges to date are $4,710.

●	Since your Account Value is less than your GLB amount by $3,000, an amount equal to $3,000 will be deposited into your Contract ($90,000 - $87,000).

●	If Secured Returns 2 is still available to new Owners, you may elect to renew your participation in Secured Returns 2 with a new GLB amount of $90,000 at the cost and terms available to new Owners.

EXAMPLE 7: Withdrawals under the WB Plan; low investment performance.
●

Assume that you elect the WB plan at the beginning of your second Contract Year. The maximum WB amount would be $7,000 (i.e., 7% of the $100,000 remaining GLB amount). However, assume no withdrawals are made. On July 1, 2006, assume that your Account Value is $95,000. The remaining GLB amount is still $100,000, and the maximum WB amount is still $7,000.

●	Assume that you make a withdrawal of $5,000 on September 3, 2006. Your remaining GLB amount is now $95,000. Assume that your Account Value is now $88,000.

●

Assume that you make another withdrawal of $5,000 on April 5, 2007. This is now a new Contract Year, so the maximum WB amount has not been exceeded yet. Your remaining GLB amount is now $90,000. Assume that your Account Value is now $80,000.

●

Assume that you make another withdrawal of $5,000 on September 18, 2007. Your total withdrawals in the current Contract Year are now $10,000 and exceed the WB maximum of $7,000. Assume that your Account is $79,000 just before the withdrawal, and $74,000 just after the withdrawal.

●

Because your withdrawals exceeded the maximum WB amount, your remaining GLB amount is reduced to the lesser of your previous remaining GLB amount reduced dollar for dollar for the withdrawal ($90,000 - $5,000), and your current Account Value ($74,000). Therefore, your new remaining GLB amount is $74,000. Your maximum WB amount is reduced so that the date on which the remaining GLB expires will be the same date it would have expired had the maximum WB been withdrawn every year (i.e., ($90,000 - $2,000) / $7,000 = 12.57 years). Thus the new maximum WB amount becomes $5,887 ($74,000 / 12.57).

EXAMPLE 8: Withdrawals under the WB Plan; high investment performance, Step-up elected.
●

Assume that you elect the WB plan at the beginning of your second Contract Year. The maximum WB amount would be $7,000 (i.e., 7% of the $100,000 remaining GLB amount). However, assume you make no withdrawals. On February 1, 2010, assume that your Account Value is $124,000. Since your Account Value is greater than your remaining GLB amount, you may step-up your remaining GLB amount to $124,000. Assume that you do not step-up. Your remaining GLB amount is still $100,000, and the maximum WB amount is still $7,000.

●

Assume that on March 3, 2010, your Account Value is now $125,000. You now make a withdrawal of $5,000. Your remaining GLB amount is now $95,000. Your Account Value is now $120,000. Since your Account Value is greater than your remaining GLB amount, you may step-up your remaining GLB amount to $120,000. Assume that you do step-up. Your maximum WB amount is calculated as 7% of $120,000 = $8,400. Since this is greater than your current maximum WB amount of $7,000, your maximum WB amount increases to $8,400.

●

Assume that you wish to make another withdrawal on October 5, 2010. Because you have already withdrawn $5,000 in the current Contract Year, you can withdraw $3,400 ($8,400 - $5,000) without exceeding your WB maximum. Assume that you withdraw this $3,400. Your remaining GLB amount is now $116,600 ($120,000 - $3,400). Assume that your Account Value is now $118,000.

●

On January 2, 2011 you begin a new Contract Year. Therefore, you can withdraw $8,400 in this new Contract Year without exceeding your WB maximum. Assume that you do withdraw $8,400 in this Contractt Year. On December 31, 2011, the remaining GLB amount equals $108,200. Assume that, on this date, your Account Value equals $110,000.

●	Assume that you continue to withdraw $8,400 each Contract Year. On December 31, 2023, the remaining GLB amount equals $7,400. Assume that, on this date, your Account Value equals $30,000.

●

Assume that you withdraw $7,400 on March 12, 2024. At that time, the remaining GLB amount is reduced to zero and Secured Returns 2 terminates and the annual fee stops. However, because there is a remaining Account Value, the Contract continues. No Secured Returns 2 renewal is available.

EXAMPLE 9: Withdrawals with Sub-deposits under the AB Plan; low investment performance.
●	Assume that you did not elect the WB Plan at any time.

●	On June 1, 2010, you deposit an additional $80,000.

●	On June 1, 2010, your GLB amount is $168,000 [$100,000 + ($80,000 x 85%)]

●	Assume that, on June 1, 2011, you withdraw $40,000 and that your Account Value is $240,000 at this time. After the withdrawal, your Account Value is $200,000.

●	On June 1, 2011, your GLB amount is reset to $140,000. This equals the previous GLB amount reduced proportional to the amount of Account Value withdrawn, or $168,000 x [1 - (40,000/240,000)].

●	Assume you make no more withdrawals or deposits and that your Account Value on January 1, 2015, is $125,000. Assume that your total rider charges to date are $6,670.

●	Since your Account Value is less than your GLB amount by $15,000, an amount equal to $15,000 will be deposited into your Contract ($140,000 - $125,000).

●	If Secured Returns 2 is still available to new Owners, you may elect to renew your participation in Secured Returns 2 with a new GLB amount of $140,000 at the cost and terms available to new Owners.

EXAMPLE 10: Step-up and Sub-deposits under the AB Plan; high investment performance, Step-up elected, Refund applies.
●

Assume that you did not elect the WB Plan at any time and that your Designated Funds had high investment performance. Assume that your Account Value is $150,000 on January 1, 2010. Since this amount is greater than your GLB amount, you may step-up to a new 10 year period, with a new GLB amount of $150,000. Assume that you do elect to step-up.

●	On June 1, 2011, you deposit an additional $80,000.

●

On June 1, 2011, your GLB amount is $230,000 [$150,000 + ($80,000 x 100%)]. Since it has only been one year since the step-up was elected, the GLB amount is increased by 100% of the new deposit amount.

●

Your new GMAB rider maturity date is now January 1, 2020 (ten years after the date of the step-up). Assume that on January 1, 2020 your Account Value is $280,000. Assume that your total rider charges to date are $15,130.

●	Because your Account Value is greater than the GLB amount of $230,000, your account will be credited with the amount of your rider charges, increasing your Account Value to $295,130.

●

If Secured Returns 2 is still available to new Owners, you may elect to renew your participation in the Secured Returns 2 with a new GLB amount of $295,130 at the cost and terms available to new Owners.

EXAMPLE 11: Withdrawals with Sub-deposits under the WB Plan.
●

Assume that you elect the WB plan at the beginning of the second Contrract Year and then choose to systematically withdraw the maximum WB amount (i.e., 7% of the $100,000 remaining GLB amount, or $7,000).

●	On January 1, 2007, your remaining GLB amount will be $93,000. Assume that, on this date, your Account Value is $91,000.

●	On January 6, 2007, you make an additional deposit of $50,000.

●	Your remaining GLB amount is reset to $143,000 ($93,000 + $50,000).

●	Your maximum WB amount is reset to $10,500 [$7,000 + (7% x $50,000)].

●	Assume you increase your annual withdrawals to equal the maximum WB amount of $10,500.

●	On January 1, 2008, your remaining GLB amount is $132,500 ($143,000 - $10,500). Assume that you make no additional deposits and the maximum WB amount is withdrawn annually.

●

Assume that on January 1, 2016, your Account Value is $0. Your remaining GLB amount will be $48,500 [$132,500 - ($10,500 x 8 years)]. Withdrawals of $10,500 will continue until the remaining GLB amount runs out in year 2020. At that time, the Secured Returns 2 terminates and no Secured Returns 2 renewal is available.

EXAMPLE 12: Calculation of Explicit Rider Charges.
●

Assume that you did not elect the WB plan at any time. Assume that your Account Value increases at an annual rate of 5% per year throughout the next ten years. Also assume that you do not elect to step-up at any time.

●

On March 31, 2005, your Account Value before the charge for Secured Returns 2 is taken is $101,196.79. The charge deducted on March 31, 2005 is $126.50 ($101,196.79 x .00125). Therefore, your ending Account Value on March 31, 2005 is $101,070.29 ($101,196.79 - $126.50).

●

On June 30, 2005, your Account Value before the charge for Secured Returns 2 is taken is $102,307.23. The fee deducted on June 30, 2005 is $127.88 ($102,307.23 x .00125). Therefore, your ending Account Value on June 30, 2005 is $102,179.35 ($102,307.23 - $127.88).

●

On September 30, 2005, your Account Value before the charge for Secured Returns 2 is taken is $103,443.69. The fee deducted on September 30, 2005 is $129.30 ($103,443.69 x .00125). Therefore, your ending Account Value on September 30, 2005 is $103,314.39 ($103,443.69 - $129.30).

●

This pattern continues until the maturity date for your Benefit of January 1, 2015. On that date, your Account will be credited with a payment. If your current Account Value is less than your current GLB amount, then your Account will be credited with the difference between these two amounts. If your current Account Value is greater than your current GLB amount, then your Account will be credited with the sum of all of Secured Returns 2 charges that have been made. Note that if Secured Returns 2 was revoked or cancelled before the maturity date for your Benefit of January 1, 2015, then no Secured Returns 2 credit will be made to your Account.

●

If Secured Returns 2 is still available to new Owners, you may elect to renew your participation in Secured Returns 2 with a new GLB amount equal to the ending January 1, 2015 Account Value at the cost and terms available to new Owners.

APPENDIX I -
Build Your Portfolio
Asset Class A1	Asset Class A2	Asset Class B1	Asset Class B2	Asset Class C
15% to 60%	10% to 40%	20% to 50%	0% to 30%	0% to 10%
MFS Money Market	PIMCO Total Return	Lord Abbett All Value	Franklin Small Cap Value Securities	MFS High Yield

PIMCO Low Duration	Sun Cap Investment Grade Bond	Lord Abbett Growth and Income	Oppenheimer Main Street Small Cap	PIMCO Emerging Markets Bond

	MFS Government Securities	MFS Strategic Value*	MFS Strategic Growth	MFS Strategic Income*

	MFS Bond*	MFS Value	MFS Mass Investors Growth Stock	Sun Cap Real Estate

	PIMCO Real Return	MFS Total Return	MFS Emerging Growth	PIMCO All Asset

		Franklin Mutual Shares	MFS Capital Appreciation*	PIMCO CommodityRealReturn

		Lord Abbett Mid Cap Value	Oppenheimer Capital Appreciation	Templeton Developing Markets Securities

		MFS Utilities	Sun Cap All Cap	MFS Emerging Markets Equity

		MFS Mid Cap Value*	Lord Abbett Growth Opportunities

		MFS Capital Opportunities	MFS Mid Cap Growth*

		MFS Mass Investors Trust	MFS New Discovery

		MFS Research	Templeton Foreign Securities

		Oppenheimer Main St.	MFS Research International

		Fidelity VIP Freedom 2010	Templeton Growth Securities

		Fidelity VIP Freedom 2015	Oppenheimer Global Securities

		Fidelity VIP Freedom 2020	MFS Global Growth*

* Only available if you purchased your Contract before February 2, 2004.

APPENDIX J -
CONDENSED FINANCIAL INFORMATION

The following information should be read in conjunction with the Variable Account's financial statements appearing in the Statement of Additional Information. The $10 beginning value for each accumulation unit is as of the date the unit commenced, which was generally later than the first day of the year shown. Subsequent values are shown for each period, unless there was no balance or transaction for the last day of the period, in which case no value is shown for the end of that period or the beginning of the next period.
Fund	Price Level	Year	Accumulation Unit Value Beginning of Year	Accumulation Unit Value End of Year	Number of Accumulation Units End of Year Units
Fidelity VIP Freedom 2010 Portfolio Service Class 2	01	2005	10.000	10.312	0

Fidelity VIP Freedom 2010 Portfolio Service Class 2	02	2005	10.000	10.309	0

Fidelity VIP Freedom 2010 Portfolio Service Class 2	03	2005	10.000	10.306	0

Fidelity VIP Freedom 2010 Portfolio Service Class 2	04	2005	10.000	10.302	0

Fidelity VIP Freedom 2015 Portfolio Service Class 2	01	2005	10.000	10.388	0

Fidelity VIP Freedom 2015 Portfolio Service Class 2	02	2005	10.000	10.384	0

Fidelity VIP Freedom 2015 Portfolio Service Class 2	03	2005	10.000	10.381	0

Fidelity VIP Freedom 2015 Portfolio Service Class 2	04	2005	10.000	10.377	0

Fidelity VIP Freedom 2020 Portfolio Service Class 2	01	2005	10.000	10.429	0

Fidelity VIP Freedom 2020 Portfolio Service Class 2	02	2005	10.000	10.425	0

Fidelity VIP Freedom 2020 Portfolio Service Class 2	03	2005	10.000	10.422	0

Fidelity VIP Freedom 2020 Portfolio Service Class 2	04	2005	10.000	10.418	0

Franklin Small Cap Value Securities Fund	01	2005	16.341	17.472	2,749
Franklin Small Cap Value Securities Fund	01	2004	13.434	16.341	2,955
Franklin Small Cap Value Securities Fund	01	2003	10.343	13.434	142
Franklin Small Cap Value Securities Fund	01	2002	10.000	10.343	0

Franklin Small Cap Value Securities Fund	02	2005	16.268	17.359	8,769
Franklin Small Cap Value Securities Fund	02	2004	13.402	16.268	6,137
Franklin Small Cap Value Securities Fund	02	2003	10.339	13.402	439
Franklin Small Cap Value Securities Fund	02	2002	10.000	10.339	0

Franklin Small Cap Value Securities Fund	03	2005	16.195	17.246	0
Franklin Small Cap Value Securities Fund	03	2004	13.369	16.195	0
Franklin Small Cap Value Securities Fund	03	2003	10.335	13.369	0
Franklin Small Cap Value Securities Fund	03	2002	10.000	10.335	0

Franklin Small Cap Value Securities Fund	04	2005	15.200	16.154	0
Franklin Small Cap Value Securities Fund	04	2004	12.573	15.200	0
Franklin Small Cap Value Securities Fund	04	2003	10.000	12.573	0

Lord Abbett All Value Portfolio	01	2005	11.817	12.424	0
Lord Abbett All Value Portfolio	01	2004	10.390	11.817	0
Lord Abbett All Value Portfolio	01	2003	10.000	10.390	0

Lord Abbett All Value Portfolio	02	2005	11.792	12.372	1,599
Lord Abbett All Value Portfolio	02	2004	10.388	11.792	5,099
Lord Abbett All Value Portfolio	02	2003	10.000	10.388	0

Lord Abbett All Value Portfolio	03	2005	11.766	12.320	0
Lord Abbett All Value Portfolio	03	2004	10.387	11.766	0
Lord Abbett All Value Portfolio	03	2003	10.000	10.387	0

Lord Abbett All Value Portfolio	04	2005	11.740	12.268	0
Lord Abbett All Value Portfolio	04	2004	10.386	11.740	0
Lord Abbett All Value Portfolio	04	2003	10.000	10.386	0

Lord Abbett Series Fund Growth and Income	01	2005	14.314	14.528	87,124
Lord Abbett Series Fund Growth and Income	01	2004	12.926	14.314	65,353
Lord Abbett Series Fund Growth and Income	01	2003	10.037	12.926	20,216
Lord Abbett Series Fund Growth and Income	01	2002	10.000	10.037	0

Lord Abbett Series Fund Growth and Income	02	2005	14.250	14.434	79,039
Lord Abbett Series Fund Growth and Income	02	2004	12.895	14.250	83,493
Lord Abbett Series Fund Growth and Income	02	2003	10.033	12.895	17,347
Lord Abbett Series Fund Growth and Income	02	2002	10.000	10.033	0

Lord Abbett Series Fund Growth and Income	03	2005	14.186	14.340	43,281
Lord Abbett Series Fund Growth and Income	03	2004	12.863	14.186	59,280
Lord Abbett Series Fund Growth and Income	03	2003	10.029	12.863	11,049
Lord Abbett Series Fund Growth and Income	03	2002	10.000	10.029	0

Lord Abbett Series Fund Growth and Income	04	2005	13.132	13.248	6,920
Lord Abbett Series Fund Growth and Income	04	2004	11.932	13.132	10,572
Lord Abbett Series Fund Growth and Income	04	2003	10.000	11.932	953

Lord Abbett Series Fund Growth Opportunities	01	2005	11.165	11.483	19,378
Lord Abbett Series Fund Growth Opportunities	01	2004	10.211	11.165	9,365
Lord Abbett Series Fund Growth Opportunities	01	2003	10.000	10.211	0
Lord Abbett Series Fund Growth Opportunities	01	2002	10.000	10.000	0

Lord Abbett Series Fund Growth Opportunities	02	2005	11.140	11.435	9,331
Lord Abbett Series Fund Growth Opportunities	02	2004	10.210	11.140	2,537
Lord Abbett Series Fund Growth Opportunities	02	2003	10.000	10.210	0
Lord Abbett Series Fund Growth Opportunities	02	2002	10.000	10.000	0

Lord Abbett Series Fund Growth Opportunities	03	2005	11.116	11.386	7,299
Lord Abbett Series Fund Growth Opportunities	03	2004	10.209	11.116	6,226
Lord Abbett Series Fund Growth Opportunities	03	2003	10.000	10.209	0
Lord Abbett Series Fund Growth Opportunities	03	2002	10.000	10.000	0

Lord Abbett Series Fund Growth Opportunities	04	2005	11.092	11.339	409
Lord Abbett Series Fund Growth Opportunities	04	2004	10.207	11.092	420
Lord Abbett Series Fund Growth Opportunities	04	2003	10.000	10.207	0

Lord Abbett Series Fund Mid Cap Value	01	2005	15.297	16.274	6,970
Lord Abbett Series Fund Mid Cap Value	01	2004	12.545	15.297	9,712
Lord Abbett Series Fund Mid Cap Value	01	2003	10.230	12.545	36
Lord Abbett Series Fund Mid Cap Value	01	2002	10.000	10.230	0

Lord Abbett Series Fund Mid Cap Value	02	2005	15.228	16.168	12,875
Lord Abbett Series Fund Mid Cap Value	02	2004	12.515	15.228	13,746
Lord Abbett Series Fund Mid Cap Value	02	2003	10.226	12.515	420
Lord Abbett Series Fund Mid Cap Value	02	2002	10.000	10.226	0

Lord Abbett Series Fund Mid Cap Value	03	2005	15.160	16.063	2,824
Lord Abbett Series Fund Mid Cap Value	03	2004	12.484	15.160	11,045
Lord Abbett Series Fund Mid Cap Value	03	2003	10.222	12.484	0
Lord Abbett Series Fund Mid Cap Value	03	2002	10.000	10.222	0

Lord Abbett Series Fund Mid Cap Value	04	2005	14.663	15.504	0
Lord Abbett Series Fund Mid Cap Value	04	2004	12.100	14.663	1,321
Lord Abbett Series Fund Mid Cap Value	04	2003	10.000	12.100	0

MFS/Sun Life Bond Series S Class	01	2005	11.908	11.892	2,405
MFS/Sun Life Bond Series S Class	01	2004	11.438	11.908	2,212
MFS/Sun Life Bond Series S Class	01	2003	10.633	11.438	888
MFS/Sun Life Bond Series S Class	01	2002	10.000	10.633	0

MFS/Sun Life Bond Series S Class	02	2005	11.854	11.815	3,434
MFS/Sun Life Bond Series S Class	02	2004	11.410	11.854	3,142
MFS/Sun Life Bond Series S Class	02	2003	10.629	11.410	175
MFS/Sun Life Bond Series S Class	02	2002	10.000	10.629	0

MFS/Sun Life Bond Series S Class	03	2005	11.801	11.738	11,764
MFS/Sun Life Bond Series S Class	03	2004	11.382	11.801	13,153
MFS/Sun Life Bond Series S Class	03	2003	10.625	11.382	3,396
MFS/Sun Life Bond Series S Class	03	2002	10.000	10.625	0

MFS/Sun Life Bond Series S Class	04	2005	10.483	10.406	0
MFS/Sun Life Bond Series S Class	04	2004	10.132	10.483	0
MFS/Sun Life Bond Series S Class	04	2003	10.000	10.132	0

MFS/Sun Life Capital Appreciation Series S Class	01	2005	13.052	12.913	226
MFS/Sun Life Capital Appreciation Series S Class	01	2004	11.986	13.052	226
MFS/Sun Life Capital Appreciation Series S Class	01	2003	9.500	11.986	226
MFS/Sun Life Capital Appreciation Series S Class	01	2002	10.000	9.500	0

MFS/Sun Life Capital Appreciation Series S Class	02	2005	12.994	12.829	65
MFS/Sun Life Capital Appreciation Series S Class	02	2004	11.957	12.994	65
MFS/Sun Life Capital Appreciation Series S Class	02	2003	9.496	11.957	65
MFS/Sun Life Capital Appreciation Series S Class	02	2002	10.000	9.496	0

MFS/Sun Life Capital Appreciation Series S Class	03	2005	12.936	12.745	0
MFS/Sun Life Capital Appreciation Series S Class	03	2004	11.928	12.936	0
MFS/Sun Life Capital Appreciation Series S Class	03	2003	9.493	11.928	0
MFS/Sun Life Capital Appreciation Series S Class	03	2002	10.000	9.493	0

MFS/Sun Life Capital Appreciation Series S Class	04	2005	12.190	11.986	0
MFS/Sun Life Capital Appreciation Series S Class	04	2004	11.263	12.190	0
MFS/Sun Life Capital Appreciation Series S Class	04	2003	10.000	11.263	0

MFS/Sun Life Capital Opportunities Series S Class	01	2005	13.916	13.860	0
MFS/Sun Life Capital Opportunities Series S Class	01	2004	12.582	13.916	0
MFS/Sun Life Capital Opportunities Series S Class	01	2003	9.999	12.582	0
MFS/Sun Life Capital Opportunities Series S Class	01	2002	10.000	9.999	0

MFS/Sun Life Capital Opportunities Series S Class	02	2005	13.854	13.770	1,979
MFS/Sun Life Capital Opportunities Series S Class	02	2004	12.551	13.854	0
MFS/Sun Life Capital Opportunities Series S Class	02	2003	9.995	12.551	0
MFS/Sun Life Capital Opportunities Series S Class	02	2002	10.000	9.995	0

MFS/Sun Life Capital Opportunities Series S Class	03	2005	13.792	13.680	0
MFS/Sun Life Capital Opportunities Series S Class	03	2004	12.521	13.792	0
MFS/Sun Life Capital Opportunities Series S Class	03	2003	9.991	12.521	0
MFS/Sun Life Capital Opportunities Series S Class	03	2002	10.000	9.991	0

MFS/Sun Life Capital Opportunities Series S Class	04	2005	12.791	12.662	0
MFS/Sun Life Capital Opportunities Series S Class	04	2004	11.636	12.791	0
MFS/Sun Life Capital Opportunities Series S Class	04	2003	10.000	11.636	0

MFS/Sun Life Emerging Growth Series S Class	01	2005	13.666	14.630	707
MFS/Sun Life Emerging Growth Series S Class	01	2004	12.307	13.666	111
MFS/Sun Life Emerging Growth Series S Class	01	2003	9.547	12.307	52
MFS/Sun Life Emerging Growth Series S Class	01	2002	10.000	9.547	0

MFS/Sun Life Emerging Growth Series S Class	02	2005	13.605	14.535	1,627
MFS/Sun Life Emerging Growth Series S Class	02	2004	12.277	13.605	62
MFS/Sun Life Emerging Growth Series S Class	02	2003	9.543	12.277	0
MFS/Sun Life Emerging Growth Series S Class	02	2002	10.000	9.543	0

MFS/Sun Life Emerging Growth Series S Class	03	2005	13.544	14.440	0
MFS/Sun Life Emerging Growth Series S Class	03	2004	12.248	13.544	0
MFS/Sun Life Emerging Growth Series S Class	03	2003	9.540	12.248	0
MFS/Sun Life Emerging Growth Series S Class	03	2002	10.000	9.540	0

MFS/Sun Life Emerging Growth Series S Class	04	2005	12.706	13.519	0
MFS/Sun Life Emerging Growth Series S Class	04	2004	11.513	12.706	0
MFS/Sun Life Emerging Growth Series S Class	04	2003	10.000	11.513	0

MFS/Sun Life Emerging Markets Equity Series S Class	01	2005	10.000	11.252	0

MFS/Sun Life Emerging Markets Equity Series S Class	02	2005	10.000	11.248	0

MFS/Sun Life Emerging Markets Equity Series S Class	03	2005	10.000	11.245	0

MFS/Sun Life Emerging Markets Equity Series S Class	04	2005	10.000	11.241	0

MFS/Sun Life Global Growth Series S Class	01	2005	14.850	16.019	49
MFS/Sun Life Global Growth Series S Class	01	2004	13.090	14.850	212
MFS/Sun Life Global Growth Series S Class	01	2003	9.854	13.090	117
MFS/Sun Life Global Growth Series S Class	01	2002	10.000	9.854	0

MFS/Sun Life Global Growth Series S Class	02	2005	14.784	15.915	0
MFS/Sun Life Global Growth Series S Class	02	2004	13.058	14.784	0
MFS/Sun Life Global Growth Series S Class	02	2003	9.851	13.058	0
MFS/Sun Life Global Growth Series S Class	02	2002	10.000	9.851	0

MFS/Sun Life Global Growth Series S Class	03	2005	14.717	15.812	0
MFS/Sun Life Global Growth Series S Class	03	2004	13.026	14.717	0
MFS/Sun Life Global Growth Series S Class	03	2003	9.847	13.026	0
MFS/Sun Life Global Growth Series S Class	03	2002	10.000	9.847	0

MFS/Sun Life Global Growth Series S Class	04	2005	13.972	14.980	0
MFS/Sun Life Global Growth Series S Class	04	2004	12.392	13.972	0
MFS/Sun Life Global Growth Series S Class	04	2003	10.000	12.392	0

MFS/Sun Life Government Securities Series S Class	01	2005	10.423	10.452	161,330
MFS/Sun Life Government Securities Series S Class	01	2004	10.240	10.423	126,907
MFS/Sun Life Government Securities Series S Class	01	2003	10.226	10.240	70,468
MFS/Sun Life Government Securities Series S Class	01	2002	10.000	10.226	0

MFS/Sun Life Government Securities Series S Class	02	2005	10.376	10.384	134,915
MFS/Sun Life Government Securities Series S Class	02	2004	10.215	10.376	125,765
MFS/Sun Life Government Securities Series S Class	02	2003	10.222	10.215	39,309
MFS/Sun Life Government Securities Series S Class	02	2002	10.000	10.222	0

MFS/Sun Life Government Securities Series S Class	03	2005	10.330	10.316	60,509
MFS/Sun Life Government Securities Series S Class	03	2004	10.190	10.330	60,751
MFS/Sun Life Government Securities Series S Class	03	2003	10.218	10.190	25,593
MFS/Sun Life Government Securities Series S Class	03	2002	10.000	10.218	0

MFS/Sun Life Government Securities Series S Class	04	2005	9.967	9.934	9,749
MFS/Sun Life Government Securities Series S Class	04	2004	9.853	9.967	10,084
MFS/Sun Life Government Securities Series S Class	04	2003	10.000	9.853	2,509

MFS/Sun Life High Yield Series S Class	01	2005	13.600	13.628	22,022
MFS/Sun Life High Yield Series S Class	01	2004	12.650	13.600	12,198
MFS/Sun Life High Yield Series S Class	01	2003	10.617	12.650	3,365
MFS/Sun Life High Yield Series S Class	01	2002	10.000	10.617	0

MFS/Sun Life High Yield Series S Class	02	2005	13.539	13.539	22,087
MFS/Sun Life High Yield Series S Class	02	2004	12.619	13.539	18,247
MFS/Sun Life High Yield Series S Class	02	2003	10.613	12.619	4,931
MFS/Sun Life High Yield Series S Class	02	2002	10.000	10.613	0

MFS/Sun Life High Yield Series S Class	03	2005	13.478	13.451	11,141
MFS/Sun Life High Yield Series S Class	03	2004	12.589	13.478	11,958
MFS/Sun Life High Yield Series S Class	03	2003	10.609	12.589	1,913
MFS/Sun Life High Yield Series S Class	03	2002	10.000	10.609	0

MFS/Sun Life High Yield Series S Class	04	2005	11.656	11.609	2,246
MFS/Sun Life High Yield Series S Class	04	2004	10.909	11.656	2,337
MFS/Sun Life High Yield Series S Class	04	2003	10.000	10.909	96

MFS/Sun Life Massachusetts Investors Growth Series S Class	01	2005	12.103	12.392	5,440
MFS/Sun Life Massachusetts Investors Growth Series S Class	01	2004	11.259	12.103	5,133
MFS/Sun Life Massachusetts Investors Growth Series S Class	01	2003	9.324	11.259	3,875
MFS/Sun Life Massachusetts Investors Growth Series S Class	01	2002	10.000	9.324	0

MFS/Sun Life Massachusetts Investors Growth Series S Class	02	2005	12.049	12.312	9,616
MFS/Sun Life Massachusetts Investors Growth Series S Class	02	2004	11.232	12.049	8,769
MFS/Sun Life Massachusetts Investors Growth Series S Class	02	2003	9.320	11.232	812
MFS/Sun Life Massachusetts Investors Growth Series S Class	02	2002	10.000	9.320	0

MFS/Sun Life Massachusetts Investors Growth Series S Class	03	2005	11.995	12.232	11,780
MFS/Sun Life Massachusetts Investors Growth Series S Class	03	2004	11.204	11.995	14,274
MFS/Sun Life Massachusetts Investors Growth Series S Class	03	2003	9.316	11.204	3,498
MFS/Sun Life Massachusetts Investors Growth Series S Class	03	2002	10.000	9.316	0

MFS/Sun Life Massachusetts Investors Growth Series S Class	04	2005	11.842	12.051	0
MFS/Sun Life Massachusetts Investors Growth Series S Class	04	2004	11.084	11.842	0
MFS/Sun Life Massachusetts Investors Growth Series S Class	04	2003	10.000	11.084	0

MFS/Sun Life Massachusetts Investors Trust Series S Class	01	2005	12.698	13.409	66,446
MFS/Sun Life Massachusetts Investors Trust Series S Class	01	2004	11.561	12.698	2,644
MFS/Sun Life Massachusetts Investors Trust Series S Class	01	2003	9.604	11.561	1,113
MFS/Sun Life Massachusetts Investors Trust Series S Class	01	2002	10.000	9.604	0

MFS/Sun Life Massachusetts Investors Trust Series S Class	02	2005	12.641	13.322	53,232
MFS/Sun Life Massachusetts Investors Trust Series S Class	02	2004	11.533	12.641	3,915
MFS/Sun Life Massachusetts Investors Trust Series S Class	02	2003	9.601	11.533	196
MFS/Sun Life Massachusetts Investors Trust Series S Class	02	2002	10.000	9.601	0

MFS/Sun Life Massachusetts Investors Trust Series S Class	03	2005	12.584	13.235	33,731
MFS/Sun Life Massachusetts Investors Trust Series S Class	03	2004	11.505	12.584	0
MFS/Sun Life Massachusetts Investors Trust Series S Class	03	2003	9.597	11.505	0
MFS/Sun Life Massachusetts Investors Trust Series S Class	03	2002	10.000	9.597	0

MFS/Sun Life Massachusetts Investors Trust Series S Class	04	2005	12.402	13.016	4,768
MFS/Sun Life Massachusetts Investors Trust Series S Class	04	2004	11.361	12.402	0
MFS/Sun Life Massachusetts Investors Trust Series S Class	04	2003	10.000	11.361	0

MFS/Sun Life Mid Cap Growth Series S Class	01	2005	15.033	15.189	5,072
MFS/Sun Life Mid Cap Growth Series S Class	01	2004	13.382	15.033	5,783
MFS/Sun Life Mid Cap Growth Series S Class	01	2003	9.913	13.382	4,013
MFS/Sun Life Mid Cap Growth Series S Class	01	2002	10.000	9.913	0

MFS/Sun Life Mid Cap Growth Series S Class	02	2005	14.966	15.090	7,260
MFS/Sun Life Mid Cap Growth Series S Class	02	2004	13.349	14.966	9,101
MFS/Sun Life Mid Cap Growth Series S Class	02	2003	9.909	13.349	3,774
MFS/Sun Life Mid Cap Growth Series S Class	02	2002	10.000	9.909	0

MFS/Sun Life Mid Cap Growth Series S Class	03	2005	14.899	14.992	2,865
MFS/Sun Life Mid Cap Growth Series S Class	03	2004	13.317	14.899	3,105
MFS/Sun Life Mid Cap Growth Series S Class	03	2003	9.905	13.317	1,795
MFS/Sun Life Mid Cap Growth Series S Class	03	2002	10.000	9.905	0

MFS/Sun Life Mid Cap Growth Series S Class	04	2005	13.589	13.646	181
MFS/Sun Life Mid Cap Growth Series S Class	04	2004	12.171	13.589	287
MFS/Sun Life Mid Cap Growth Series S Class	04	2003	10.000	12.171	88

MFS/Sun Life Mid Cap Value Series S Class	01	2005	15.624	16.496	4,815
MFS/Sun Life Mid Cap Value Series S Class	01	2004	13.055	15.624	5,706
MFS/Sun Life Mid Cap Value Series S Class	01	2003	10.068	13.055	4,229
MFS/Sun Life Mid Cap Value Series S Class	01	2002	10.000	10.068	0

MFS/Sun Life Mid Cap Value Series S Class	02	2005	15.554	16.389	7,068
MFS/Sun Life Mid Cap Value Series S Class	02	2004	13.023	15.554	8,195
MFS/Sun Life Mid Cap Value Series S Class	02	2003	10.064	13.023	3,984
MFS/Sun Life Mid Cap Value Series S Class	02	2002	10.000	10.064	0

MFS/Sun Life Mid Cap Value Series S Class	03	2005	15.484	16.282	2,644
MFS/Sun Life Mid Cap Value Series S Class	03	2004	12.991	15.484	3,001
MFS/Sun Life Mid Cap Value Series S Class	03	2003	10.060	12.991	1,931
MFS/Sun Life Mid Cap Value Series S Class	03	2002	10.000	10.060	0

MFS/Sun Life Mid Cap Value Series S Class	04	2005	14.632	15.354	161
MFS/Sun Life Mid Cap Value Series S Class	04	2004	12.301	14.632	268
MFS/Sun Life Mid Cap Value Series S Class	04	2003	10.000	12.301	90

MFS/Sun Life Money Market Series S Class	01	2005	9.737	9.808	84,907
MFS/Sun Life Money Market Series S Class	01	2004	9.849	9.737	50,261
MFS/Sun Life Money Market Series S Class	01	2003	9.982	9.849	12,558
MFS/Sun Life Money Market Series S Class	01	2002	10.000	9.982	0

MFS/Sun Life Money Market Series S Class	02	2005	9.694	9.744	78,616
MFS/Sun Life Money Market Series S Class	02	2004	9.825	9.694	75,913
MFS/Sun Life Money Market Series S Class	02	2003	9.978	9.825	10,647
MFS/Sun Life Money Market Series S Class	02	2002	10.000	9.978	0

MFS/Sun Life Money Market Series S Class	03	2005	9.650	9.681	50,164
MFS/Sun Life Money Market Series S Class	03	2004	9.801	9.650	56,504
MFS/Sun Life Money Market Series S Class	03	2003	9.974	9.801	6,583
MFS/Sun Life Money Market Series S Class	03	2002	10.000	9.974	0

MFS/Sun Life Money Market Series S Class	04	2005	9.700	9.711	10,013
MFS/Sun Life Money Market Series S Class	04	2004	9.873	9.700	10,156
MFS/Sun Life Money Market Series S Class	04	2003	10.000	9.873	625

MFS/Sun Life New Discovery Series S Class	01	2005	13.535	13.965	26,766
MFS/Sun Life New Discovery Series S Class	01	2004	12.843	13.535	9,198
MFS/Sun Life New Discovery Series S Class	01	2003	9.677	12.843	123
MFS/Sun Life New Discovery Series S Class	01	2002	10.000	9.677	0

MFS/Sun Life New Discovery Series S Class	02	2005	13.474	13.874	21,919
MFS/Sun Life New Discovery Series S Class	02	2004	12.812	13.474	12,237
MFS/Sun Life New Discovery Series S Class	02	2003	9.673	12.812	1,284
MFS/Sun Life New Discovery Series S Class	02	2002	10.000	9.673	0

MFS/Sun Life New Discovery Series S Class	03	2005	13.414	13.784	13,788
MFS/Sun Life New Discovery Series S Class	03	2004	12.780	13.414	11,152
MFS/Sun Life New Discovery Series S Class	03	2003	9.669	12.780	0
MFS/Sun Life New Discovery Series S Class	03	2002	10.000	9.669	0

MFS/Sun Life New Discovery Series S Class	04	2005	12.898	13.227	2,088
MFS/Sun Life New Discovery Series S Class	04	2004	12.314	12.898	1,692
MFS/Sun Life New Discovery Series S Class	04	2003	10.000	12.314	0

MFS/Sun Life Research International Series S Class	01	2005	15.575	17.790	13,595
MFS/Sun Life Research International Series S Class	01	2004	13.099	15.575	8,030
MFS/Sun Life Research International Series S Class	01	2003	9.989	13.099	2,023
MFS/Sun Life Research International Series S Class	01	2002	10.000	9.989	0

MFS/Sun Life Research International Series S Class	02	2005	15.506	17.675	13,978
MFS/Sun Life Research International Series S Class	02	2004	13.068	15.506	10,174
MFS/Sun Life Research International Series S Class	02	2003	9.985	13.068	1,871
MFS/Sun Life Research International Series S Class	02	2002	10.000	9.985	0

MFS/Sun Life Research International Series S Class	03	2005	15.436	17.560	13,632
MFS/Sun Life Research International Series S Class	03	2004	13.036	15.436	17,085
MFS/Sun Life Research International Series S Class	03	2003	9.981	13.036	3,193
MFS/Sun Life Research International Series S Class	03	2002	10.000	9.981	0

MFS/Sun Life Research International Series S Class	04	2005	14.881	16.894	0
MFS/Sun Life Research International Series S Class	04	2004	12.593	14.881	0
MFS/Sun Life Research International Series S Class	04	2003	10.000	12.593	0

MFS/Sun Life Research Series S Class	01	2005	13.449	14.240	0
MFS/Sun Life Research Series S Class	01	2004	11.842	13.449	0
MFS/Sun Life Research Series S Class	01	2003	9.636	11.842	0
MFS/Sun Life Research Series S Class	01	2002	10.000	9.636	0

MFS/Sun Life Research Series S Class	02	2005	13.389	14.148	2,579
MFS/Sun Life Research Series S Class	02	2004	11.813	13.389	1,161
MFS/Sun Life Research Series S Class	02	2003	9.633	11.813	0
MFS/Sun Life Research Series S Class	02	2002	10.000	9.633	0

MFS/Sun Life Research Series S Class	03	2005	13.329	14.056	0
MFS/Sun Life Research Series S Class	03	2004	11.785	13.329	0
MFS/Sun Life Research Series S Class	03	2003	9.629	11.785	0
MFS/Sun Life Research Series S Class	03	2002	10.000	9.629	0

MFS/Sun Life Research Series S Class	04	2005	12.989	13.669	0
MFS/Sun Life Research Series S Class	04	2004	11.507	12.989	0
MFS/Sun Life Research Series S Class	04	2003	10.000	11.507	0

MFS/Sun Life Strategic Growth Series S Class	01	2005	12.858	12.788	28,890
MFS/Sun Life Strategic Growth Series S Class	01	2004	12.273	12.858	31,006
MFS/Sun Life Strategic Growth Series S Class	01	2003	9.827	12.273	24,269
MFS/Sun Life Strategic Growth Series S Class	01	2002	10.000	9.827	0

MFS/Sun Life Strategic Growth Series S Class	02	2005	12.800	12.705	23,107
MFS/Sun Life Strategic Growth Series S Class	02	2004	12.243	12.800	22,910
MFS/Sun Life Strategic Growth Series S Class	02	2003	9.823	12.243	9,441
MFS/Sun Life Strategic Growth Series S Class	02	2002	10.000	9.823	0

MFS/Sun Life Strategic Growth Series S Class	03	2005	12.743	12.622	7,652
MFS/Sun Life Strategic Growth Series S Class	03	2004	12.213	12.743	8,167
MFS/Sun Life Strategic Growth Series S Class	03	2003	9.819	12.213	5,714
MFS/Sun Life Strategic Growth Series S Class	03	2002	10.000	9.819	0

MFS/Sun Life Strategic Growth Series S Class	04	2005	11.834	11.698	651
MFS/Sun Life Strategic Growth Series S Class	04	2004	11.365	11.834	892
MFS/Sun Life Strategic Growth Series S Class	04	2003	10.000	11.365	422

MFS/Sun Life Strategic Income Series S Class	01	2005	12.215	12.201	250
MFS/Sun Life Strategic Income Series S Class	01	2004	11.524	12.215	226
MFS/Sun Life Strategic Income Series S Class	01	2003	10.423	11.524	74
MFS/Sun Life Strategic Income Series S Class	01	2002	10.000	10.423	0

MFS/Sun Life Strategic Income Series S Class	02	2005	12.160	12.122	1,580
MFS/Sun Life Strategic Income Series S Class	02	2004	11.496	12.160	1,576
MFS/Sun Life Strategic Income Series S Class	02	2003	10.419	11.496	1,729
MFS/Sun Life Strategic Income Series S Class	02	2002	10.000	10.419	0

MFS/Sun Life Strategic Income Series S Class	03	2005	12.106	12.043	0
MFS/Sun Life Strategic Income Series S Class	03	2004	11.468	12.106	0
MFS/Sun Life Strategic Income Series S Class	03	2003	10.415	11.468	0
MFS/Sun Life Strategic Income Series S Class	03	2002	10.000	10.415	0

MFS/Sun Life Strategic Income Series S Class	04	2005	10.964	10.885	0
MFS/Sun Life Strategic Income Series S Class	04	2004	10.408	10.964	0
MFS/Sun Life Strategic Income Series S Class	04	2003	10.000	10.408	0

MFS/Sun Life Strategic Value Series S Class	01	2005	14.742	14.387	2,564
MFS/Sun Life Strategic Value Series S Class	01	2004	12.734	14.742	2,007
MFS/Sun Life Strategic Value Series S Class	01	2003	10.199	12.734	107
MFS/Sun Life Strategic Value Series S Class	01	2002	10.000	10.199	0

MFS/Sun Life Strategic Value Series S Class	02	2005	14.676	14.294	1,969
MFS/Sun Life Strategic Value Series S Class	02	2004	12.703	14.676	1,970
MFS/Sun Life Strategic Value Series S Class	02	2003	10.195	12.703	374
MFS/Sun Life Strategic Value Series S Class	02	2002	10.000	10.195	0

MFS/Sun Life Strategic Value Series S Class	03	2005	14.610	14.201	0
MFS/Sun Life Strategic Value Series S Class	03	2004	12.672	14.610	0
MFS/Sun Life Strategic Value Series S Class	03	2003	10.191	12.672	0
MFS/Sun Life Strategic Value Series S Class	03	2002	10.000	10.191	0

MFS/Sun Life Strategic Value Series S Class	04	2005	13.490	13.086	0
MFS/Sun Life Strategic Value Series S Class	04	2004	11.725	13.490	0
MFS/Sun Life Strategic Value Series S Class	04	2003	10.000	11.725	0

MFS/Sun Life Total Return Series S Class	01	2005	12.746	12.883	544,870
MFS/Sun Life Total Return Series S Class	01	2004	11.667	12.746	276,490
MFS/Sun Life Total Return Series S Class	01	2003	10.159	11.667	64,027
MFS/Sun Life Total Return Series S Class	01	2002	10.000	10.159	0

MFS/Sun Life Total Return Series S Class	02	2005	12.690	12.799	303,487
MFS/Sun Life Total Return Series S Class	02	2004	11.639	12.690	220,993
MFS/Sun Life Total Return Series S Class	02	2003	10.155	11.639	62,824
MFS/Sun Life Total Return Series S Class	02	2002	10.000	10.155	0

MFS/Sun Life Total Return Series S Class	03	2005	12.633	12.716	564,261
MFS/Sun Life Total Return Series S Class	03	2004	11.611	12.633	582,202
MFS/Sun Life Total Return Series S Class	03	2003	10.151	11.611	81,599
MFS/Sun Life Total Return Series S Class	03	2002	10.000	10.151	0

MFS/Sun Life Total Return Series S Class	04	2005	11.930	11.984	89,506
MFS/Sun Life Total Return Series S Class	04	2004	10.987	11.930	104,865
MFS/Sun Life Total Return Series S Class	04	2003	10.000	10.987	11,792

MFS/Sun Life Utilities Series S Class	01	2005	18.669	21.468	1,827
MFS/Sun Life Utilities Series S Class	01	2004	14.608	18.669	397
MFS/Sun Life Utilities Series S Class	01	2003	10.924	14.608	201
MFS/Sun Life Utilities Series S Class	01	2002	10.000	10.924	0

MFS/Sun Life Utilities Series S Class	02	2005	18.586	21.329	1,800
MFS/Sun Life Utilities Series S Class	02	2004	14.573	18.586	368
MFS/Sun Life Utilities Series S Class	02	2003	10.920	14.573	0
MFS/Sun Life Utilities Series S Class	02	2002	10.000	10.920	0

MFS/Sun Life Utilities Series S Class	03	2005	18.503	21.190	0
MFS/Sun Life Utilities Series S Class	03	2004	14.537	18.503	0
MFS/Sun Life Utilities Series S Class	03	2003	10.916	14.537	0
MFS/Sun Life Utilities Series S Class	03	2002	10.000	10.916	0

MFS/Sun Life Utilities Series S Class	04	2005	15.213	17.386	0
MFS/Sun Life Utilities Series S Class	04	2004	11.977	15.213	0
MFS/Sun Life Utilities Series S Class	04	2003	10.000	11.977	0

MFS/Sun Life Value Series S Class	01	2005	13.701	14.323	11,812
MFS/Sun Life Value Series S Class	01	2004	12.101	13.701	8,001
MFS/Sun Life Value Series S Class	01	2003	9.842	12.101	2,702
MFS/Sun Life Value Series S Class	01	2002	10.000	9.842	0

MFS/Sun Life Value Series S Class	02	2005	13.640	14.230	17,527
MFS/Sun Life Value Series S Class	02	2004	12.072	13.640	19,740
MFS/Sun Life Value Series S Class	02	2003	9.838	12.072	7,757
MFS/Sun Life Value Series S Class	02	2002	10.000	9.838	0

MFS/Sun Life Value Series S Class	03	2005	13.579	14.138	10,167
MFS/Sun Life Value Series S Class	03	2004	12.043	13.579	12,493
MFS/Sun Life Value Series S Class	03	2003	9.834	12.043	3,458
MFS/Sun Life Value Series S Class	03	2002	10.000	9.834	0

MFS/Sun Life Value Series S Class	04	2005	13.399	13.922	0
MFS/Sun Life Value Series S Class	04	2004	11.908	13.399	0
MFS/Sun Life Value Series S Class	04	2003	10.000	11.908	0

Mutual Shares Securities Fund	01	2005	13.677	14.864	1,922
Mutual Shares Securities Fund	01	2004	12.354	13.677	1,900
Mutual Shares Securities Fund	01	2003	10.042	12.354	1,864
Mutual Shares Securities Fund	01	2002	10.000	10.042	0

Mutual Shares Securities Fund	02	2005	13.616	14.768	4,636
Mutual Shares Securities Fund	02	2004	12.324	13.616	1,127
Mutual Shares Securities Fund	02	2003	10.038	12.324	1,154
Mutual Shares Securities Fund	02	2002	10.000	10.038	0

Mutual Shares Securities Fund	03	2005	13.555	14.672	0
Mutual Shares Securities Fund	03	2004	12.294	13.555	0
Mutual Shares Securities Fund	03	2003	10.034	12.294	0
Mutual Shares Securities Fund	03	2002	10.000	10.034	0

Mutual Shares Securities Fund	04	2005	12.882	13.915	0
Mutual Shares Securities Fund	04	2004	11.707	12.882	0
Mutual Shares Securities Fund	04	2003	10.000	11.707	0

Oppenheimer Capital Appreciation Fund/VA	01	2005	13.156	13.562	23,435
Oppenheimer Capital Appreciation Fund/VA	01	2004	12.553	13.156	25,796
Oppenheimer Capital Appreciation Fund/VA	01	2003	9.771	12.553	15,518
Oppenheimer Capital Appreciation Fund/VA	01	2002	10.000	9.771	0

Oppenheimer Capital Appreciation Fund/VA	02	2005	13.097	13.474	40,098
Oppenheimer Capital Appreciation Fund/VA	02	2004	12.523	13.097	28,440
Oppenheimer Capital Appreciation Fund/VA	02	2003	9.768	12.523	11,170
Oppenheimer Capital Appreciation Fund/VA	02	2002	10.000	9.768	0

Oppenheimer Capital Appreciation Fund/VA	03	2005	13.038	13.386	8,346
Oppenheimer Capital Appreciation Fund/VA	03	2004	12.492	13.038	8,800
Oppenheimer Capital Appreciation Fund/VA	03	2003	9.764	12.492	7,444
Oppenheimer Capital Appreciation Fund/VA	03	2002	10.000	9.764	0

Oppenheimer Capital Appreciation Fund/VA	04	2005	12.347	12.651	841
Oppenheimer Capital Appreciation Fund/VA	04	2004	11.854	12.347	1,065
Oppenheimer Capital Appreciation Fund/VA	04	2003	10.000	11.854	632

Oppenheimer Global Securities Fund	01	2005	12.257	13.744	1,998
Oppenheimer Global Securities Fund	01	2004	10.489	12.257	857
Oppenheimer Global Securities Fund	01	2003	10.000	10.489	0

Oppenheimer Global Securities Fund	02	2005	12.231	13.686	9,096
Oppenheimer Global Securities Fund	02	2004	10.488	12.231	2,126
Oppenheimer Global Securities Fund	02	2003	10.000	10.488	0

Oppenheimer Global Securities Fund	03	2005	12.204	13.628	0
Oppenheimer Global Securities Fund	03	2004	10.487	12.204	0
Oppenheimer Global Securities Fund	03	2003	10.000	10.487	0

Oppenheimer Global Securities Fund	04	2005	12.177	13.571	0
Oppenheimer Global Securities Fund	04	2004	10.485	12.177	0
Oppenheimer Global Securities Fund	04	2003	10.000	10.485	0

Oppenheimer Main St. Fund/VA	01	2005	12.755	13.259	134,110
Oppenheimer Main St. Fund/VA	01	2004	11.889	12.755	50,975
Oppenheimer Main St. Fund/VA	01	2003	9.565	11.889	4,229
Oppenheimer Main St. Fund/VA	01	2002	10.000	9.565	0

Oppenheimer Main St. Fund/VA	02	2005	12.698	13.173	97,389
Oppenheimer Main St. Fund/VA	02	2004	11.860	12.698	57,539
Oppenheimer Main St. Fund/VA	02	2003	9.562	11.860	779
Oppenheimer Main St. Fund/VA	02	2002	10.000	9.562	0

Oppenheimer Main St. Fund/VA	03	2005	12.641	13.087	67,281
Oppenheimer Main St. Fund/VA	03	2004	11.831	12.641	60,275
Oppenheimer Main St. Fund/VA	03	2003	9.558	11.831	0
Oppenheimer Main St. Fund/VA	03	2002	10.000	9.558	0

Oppenheimer Main St. Fund/VA	04	2005	12.448	12.861	10,003
Oppenheimer Main St. Fund/VA	04	2004	11.674	12.448	10,346
Oppenheimer Main St. Fund/VA	04	2003	10.000	11.674	0

Oppenheimer Main St. Small Cap Fund/VA	01	2005	16.275	17.554	3,678
Oppenheimer Main St. Small Cap Fund/VA	01	2004	13.893	16.275	122
Oppenheimer Main St. Small Cap Fund/VA	01	2003	9.798	13.893	0
Oppenheimer Main St. Small Cap Fund/VA	01	2002	10.000	9.798	0

Oppenheimer Main St. Small Cap Fund/VA	02	2005	16.203	17.440	4,278
Oppenheimer Main St. Small Cap Fund/VA	02	2004	13.859	16.203	206
Oppenheimer Main St. Small Cap Fund/VA	02	2003	9.794	13.859	0
Oppenheimer Main St. Small Cap Fund/VA	02	2002	10.000	9.794	0

Oppenheimer Main St. Small Cap Fund/VA	03	2005	16.130	17.327	0
Oppenheimer Main St. Small Cap Fund/VA	03	2004	13.825	16.130	0
Oppenheimer Main St. Small Cap Fund/VA	03	2003	9.790	13.825	0
Oppenheimer Main St. Small Cap Fund/VA	03	2002	10.000	9.790	0

Oppenheimer Main St. Small Cap Fund/VA	04	2005	15.235	16.332	0
Oppenheimer Main St. Small Cap Fund/VA	04	2004	13.085	15.235	0
Oppenheimer Main St. Small Cap Fund/VA	04	2003	10.000	13.085	0

PIMCO Emerging Markets Bond Portfolio	01	2005	15.986	17.409	340
PIMCO Emerging Markets Bond Portfolio	01	2004	14.505	15.986	0
PIMCO Emerging Markets Bond Portfolio	01	2003	10.000	14.505	0

PIMCO Emerging Markets Bond Portfolio	02	2005	15.914	17.297	970
PIMCO Emerging Markets Bond Portfolio	02	2004	14.469	15.914	1,072
PIMCO Emerging Markets Bond Portfolio	02	2003	10.000	14.469	0

PIMCO Emerging Markets Bond Portfolio	03	2005	15.843	17.184	0
PIMCO Emerging Markets Bond Portfolio	03	2004	14.434	15.843	0
PIMCO Emerging Markets Bond Portfolio	03	2003	10.000	14.434	0

PIMCO Emerging Markets Bond Portfolio	04	2005	15.772	17.072	0
PIMCO Emerging Markets Bond Portfolio	04	2004	14.399	15.772	0
PIMCO Emerging Markets Bond Portfolio	04	2003	10.000	14.399	0

PIMCO Low Duration Portfolio	01	2005	10.018	9.948	222,304
PIMCO Low Duration Portfolio	01	2004	10.007	10.018	95,593
PIMCO Low Duration Portfolio	01	2003	10.000	10.007	0

PIMCO Low Duration Portfolio	02	2005	9.997	9.907	159,071
PIMCO Low Duration Portfolio	02	2004	10.006	9.997	127,219
PIMCO Low Duration Portfolio	02	2003	10.000	10.006	0

PIMCO Low Duration Portfolio	03	2005	9.975	9.865	104,814
PIMCO Low Duration Portfolio	03	2004	10.004	9.975	112,949
PIMCO Low Duration Portfolio	03	2003	10.000	10.004	0

PIMCO Low Duration Portfolio	04	2005	9.953	9.823	21,566
PIMCO Low Duration Portfolio	04	2004	10.003	9.953	22,029
PIMCO Low Duration Portfolio	04	2003	10.000	10.003	0

PIMCO Real Return Portfolio	01	2005	11.978	12.022	6,259
PIMCO Real Return Portfolio	01	2004	11.188	11.978	5,585
PIMCO Real Return Portfolio	01	2003	10.456	11.188	176
PIMCO Real Return Portfolio	01	2002	10.000	10.456	0

PIMCO Real Return Portfolio	02	2005	11.925	11.944	10,873
PIMCO Real Return Portfolio	02	2004	11.161	11.925	8,266
PIMCO Real Return Portfolio	02	2003	10.451	11.161	4,606
PIMCO Real Return Portfolio	02	2002	10.000	10.451	0

PIMCO Real Return Portfolio	03	2005	11.871	11.866	0
PIMCO Real Return Portfolio	03	2004	11.133	11.871	0
PIMCO Real Return Portfolio	03	2003	10.447	11.133	0
PIMCO Real Return Portfolio	03	2002	10.000	10.447	0

PIMCO Real Return Portfolio	04	2005	10.819	10.792	0
PIMCO Real Return Portfolio	04	2004	10.167	10.819	0
PIMCO Real Return Portfolio	04	2003	10.000	10.167	0

PIMCO Total Return Portfolio	01	2005	11.093	11.173	31,978
PIMCO Total Return Portfolio	01	2004	10.759	11.093	33,046
PIMCO Total Return Portfolio	01	2003	10.420	10.759	17,721
PIMCO Total Return Portfolio	01	2002	10.000	10.420	0

PIMCO Total Return Portfolio	02	2005	11.044	11.100	50,873
PIMCO Total Return Portfolio	02	2004	10.733	11.044	40,166
PIMCO Total Return Portfolio	02	2003	10.415	10.733	17,086
PIMCO Total Return Portfolio	02	2002	10.000	10.415	0

PIMCO Total Return Portfolio	03	2005	10.994	11.028	9,562
PIMCO Total Return Portfolio	03	2004	10.707	10.994	9,653
PIMCO Total Return Portfolio	03	2003	10.411	10.707	8,300
PIMCO Total Return Portfolio	03	2002	10.000	10.411	0

PIMCO Total Return Portfolio	04	2005	10.216	10.227	982
PIMCO Total Return Portfolio	04	2004	9.970	10.216	1,190
PIMCO Total Return Portfolio	04	2003	10.000	9.970	723

PIMCO VIT All Asset Portfolio	01	2005	10.000	10.218	0

PIMCO VIT All Asset Portfolio	02	2005	10.000	10.214	0

PIMCO VIT All Asset Portfolio	03	2005	10.000	10.211	0

PIMCO VIT All Asset Portfolio	04	2005	10.000	10.207	0

PIMCO VIT CommodityRealReturn Strategy Portfolio	01	2005	10.000	10.296	0

PIMCO VIT CommodityRealReturn Strategy Portfolio	02	2005	10.000	10.292	0

PIMCO VIT CommodityRealReturn Strategy Portfolio	03	2005	10.000	10.289	0

PIMCO VIT CommodityRealReturn Strategy Portfolio	04	2005	10.000	10.286	0

Sun Capital All Cap S Class	01	2005	11.135	10.839	920
Sun Capital All Cap S Class	01	2004	10.000	11.135	0
Sun Capital All Cap S Class	01	2003	10.000	10.000	0

Sun Capital All Cap S Class	02	2005	11.114	10.797	0
Sun Capital All Cap S Class	02	2004	10.000	11.114	0
Sun Capital All Cap S Class	02	2003	10.000	10.000	0

Sun Capital All Cap S Class	03	2005	11.094	10.755	0
Sun Capital All Cap S Class	03	2004	10.000	11.094	0
Sun Capital All Cap S Class	03	2003	10.000	10.000	0

Sun Capital All Cap S Class	04	2005	11.073	10.713	0
Sun Capital All Cap S Class	04	2004	10.000	11.073	0
Sun Capital All Cap S Class	04	2003	10.000	10.000	0

Sun Capital Investment Grade Bond S Class	01	2005	10.337	10.338	2
Sun Capital Investment Grade Bond S Class	01	2004	10.000	10.337	0
Sun Capital Investment Grade Bond S Class	01	2003	10.000	10.000	0

Sun Capital Investment Grade Bond S Class	02	2005	10.318	10.298	1,401
Sun Capital Investment Grade Bond S Class	02	2004	10.000	10.318	0
Sun Capital Investment Grade Bond S Class	02	2003	10.000	10.000	0

Sun Capital Investment Grade Bond S Class	03	2005	10.299	10.258	0
Sun Capital Investment Grade Bond S Class	03	2004	10.000	10.299	0
Sun Capital Investment Grade Bond S Class	03	2003	10.000	10.000	0

Sun Capital Investment Grade Bond S Class	04	2005	10.279	10.218	0
Sun Capital Investment Grade Bond S Class	04	2004	10.000	10.279	0
Sun Capital Investment Grade Bond S Class	04	2003	10.000	10.000	0

Sun Capital Real Estate Fund	01	2005	18.594	20.046	7,205
Sun Capital Real Estate Fund	01	2004	14.188	18.594	8,539
Sun Capital Real Estate Fund	01	2003	10.617	14.188	6,273
Sun Capital Real Estate Fund	01	2002	10.000	10.617	0

Sun Capital Real Estate Fund	02	2005	18.511	19.916	8,728
Sun Capital Real Estate Fund	02	2004	14.154	18.511	10,413
Sun Capital Real Estate Fund	02	2003	10.613	14.154	5,677
Sun Capital Real Estate Fund	02	2002	10.000	10.613	0

Sun Capital Real Estate Fund	03	2005	18.428	19.787	3,697
Sun Capital Real Estate Fund	03	2004	14.119	18.428	3,905
Sun Capital Real Estate Fund	03	2003	10.609	14.119	3,324
Sun Capital Real Estate Fund	03	2002	10.000	10.609	0

Sun Capital Real Estate Fund	04	2005	15.834	16.967	317
Sun Capital Real Estate Fund	04	2004	12.157	15.834	433
Sun Capital Real Estate Fund	04	2003	10.000	12.157	305

Sun Capital Real Estate Fund S Class	01	2005	12.417	13.350	23,388
Sun Capital Real Estate Fund S Class	01	2004	10.000	12.417	7,347
Sun Cap Real Estate Fund S Class	01	2003	10.000	10.000	0

Sun Capital Real Estate Fund S Class	02	2005	12.394	13.298	16,360
Sun Capital Real Estate Fund S Class	02	2004	10.000	12.394	5,577
Sun Cap Real Estate Fund S Class	02	2003	10.000	10.000	0

Sun Capital Real Estate Fund S Class	03	2005	12.371	13.247	8,886
Sun Capital Real Estate Fund S Class	03	2004	10.000	12.371	7,925
Sun Cap Real Estate Fund S Class	03	2003	10.000	10.000	0

Sun Capital Real Estate Fund S Class	04	2005	12.348	13.195	535
Sun Capital Real Estate Fund S Class	04	2004	10.000	12.348	565
Sun Cap Real Estate Fund S Class	04	2003	10.000	10.000	0

Templeton Developing Markets Securities Fund, Class 2	01	2005	10.000	11.206	0

Templeton Developing Markets Securities Fund, Class 2	02	2005	10.000	11.202	0

Templeton Developing Markets Securities Fund, Class 2	03	2005	10.000	11.198	0

Templeton Developing Markets Securities Fund, Class 2	04	2005	10.000	11.194	0

Templeton Foreign Securities Fund	01	2005	15.108	16.362	99,096
Templeton Foreign Securities Fund	01	2004	12.967	15.108	47,738
Templeton Foreign Securities Fund	01	2003	9.977	12.967	10,377
Templeton Foreign Securities Fund	01	2002	10.000	9.977	0

Templeton Foreign Securities Fund	02	2005	15.041	16.256	81,396
Templeton Foreign Securities Fund	02	2004	12.936	15.041	59,413
Templeton Foreign Securities Fund	02	2003	9.973	12.936	9,082
Templeton Foreign Securities Fund	02	2002	10.000	9.973	0

Templeton Foreign Securities Fund	03	2005	14.973	16.150	51,570
Templeton Foreign Securities Fund	03	2004	12.904	14.973	50,225
Templeton Foreign Securities Fund	03	2003	9.969	12.904	5,552
Templeton Foreign Securities Fund	03	2002	10.000	9.969	0

Templeton Foreign Securities Fund	04	2005	14.664	15.785	7,037
Templeton Foreign Securities Fund	04	2004	12.664	14.664	7,979
Templeton Foreign Securities Fund	04	2003	10.000	12.664	385

Templeton Growth Securities Fund Class 2	01	2005	14.834	15.875	0
Templeton Growth Securities Fund Class 2	01	2004	13.006	14.834	0
Templeton Growth Securities Fund Class 2	01	2003	10.000	13.006	0

Templeton Growth Securities Fund Class 2	02	2005	14.768	15.772	0
Templeton Growth Securities Fund Class 2	02	2004	12.975	14.768	0
Templeton Growth Securities Fund Class 2	02	2003	10.000	12.975	0

Templeton Growth Securities Fund Class 2	03	2005	14.701	15.669	0
Templeton Growth Securities Fund Class 2	03	2004	12.943	14.701	0
Templeton Growth Securities Fund Class 2	03	2003	10.000	12.943	0

Templeton Growth Securities Fund Class 2	04	2005	14.636	15.567	0
Templeton Growth Securities Fund Class 2	04	2004	12.912	14.636	0
Templeton Growth Securities Fund Class 2	04	2003	10.000	12.912	0

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

P.O. Box 9133

Wellesley Hills, Massachusetts 02481

Telephone:

Toll Free (800) 447-7569

General Distributor

Clarendon Insurance Agency, Inc.

One Sun Life Executive Park

Wellesley Hills, Massachusetts 02481

PART B

MAY 1, 2006

SUN LIFE FINANCIAL MASTERS EXTRA NY

COLUMBIA ALL-STAR EXTRA NY

VARIABLE AND FIXED ANNUITY

STATEMENT OF ADDITIONAL INFORMATION

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

Sun Life Insurance and Annuity Company of New York
Advertising and Sales Literature
Tax Deferred Accumulation
Calculations
Example of Variable Accumulation Unit Value Calculation
Example of Variable Annuity Unit Calculation
Example of Variable Annuity Payment Calculation
Distribution of the Contract
Custodian
Independent Registered Public Accounting Firm
Financial Statements

The Statement of Additional Information sets forth information which may be of interest to prospective purchasers of the Sun Life Financial Masters Extra NY and Columbia All-Star Extra NY Variable and Fixed Annuity Contract (the "Contracts") issued by Sun Life Insurance and Annuity Company of New York) (the "Company") in connection with Sun Life (N.Y.) Variable Account C (the "Variable Account"). Such information supplements the information included in the corresponding Prospectuses dated May 1, 2006. This Statement of Additional Information should be read in conjunction with the corresponding Prospectuses, a copies of which may be obtained without charge from the Company by writing to Sun Life Insurance and Annuity Company of New York, P.O. Box 9133, Wellesley Hills, Massachusetts 02481, or by telephoning (800) 447-7469 for the Sun Life Financial Contracts.

The terms used in this Statement of Additional Information have the same meanings as in the Prospectus.

------------------------------------------------------------------------------------------------------------------------

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE PURCHASERS ONLY IF PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK ("Sun Life (N.Y.)")

Sun Life Financial Inc. ("Sun Life Financial"), a reporting company under the Securities Exchange Act of 1934 with common shares listed on the Toronto, New York and Philippine stock exchanges, is the ultimate corporate parent of Sun Life (N.Y.). Sun Life Financial ultimately controls Sun Life (N.Y.) through the following intervening company subsidiaries: Sun Life Assurance Company of Canada (U.S.), Sun Life of Canada (U.S.) Holdings, Inc., Sun Life Financial (U.S.) Investments LLC, Sun Life Financial (U.S.) Holdings, Inc., Sun Life Assurance Company of Canada - U.S. Operations Holdings, Inc., and Sun Life Financial Corp.

ADVERTISING AND SALES LITERATURE

As set forth in the Prospectus, the Company may refer to the following organizations (and others) in its marketing materials:

A.M. BEST'S RATING SYSTEM is designed to evaluate the various factors affecting the overall performance of an insurance company in order to provide an opinion as to an insurance company's relative financial strength and ability to meet its contractual obligations. The procedure includes both a quantitative and qualitative review of each company.

FITCH CREDIT RATING Company's Insurance Company Claims Paying Ability Rating is an independent evaluation by a nationally accredited rating organization of an insurance company's ability to meet its future obligations under the contracts and products it sells. The rating takes into account both quantitative and qualitative factors.

LIPPER VARIABLE INSURANCE PRODUCTS PERFORMANCE ANALYSIS SERVICE is a publisher of statistical data covering the investment company industry in the United States and overseas. Lipper is recognized as the leading source of data on open-end and closed-end funds. Lipper currently tracks the performance of over 5,000 investment companies and publishes numerous specialized reports, including reports on performance and portfolio analysis, fee and expense analysis.

STANDARD & POOR'S insurance claims-paying ability rating is an opinion of an operating insurance company's financial capacity to meet obligations of its insurance policies in accordance with their terms.

VARDS (Variable Annuity Research Data Service) provides a comprehensive guide to variable annuity contract features and historical fund performance. The service also provides a readily understandable analysis of the comparative characteristics and market performance of funds inclusive in variable contracts.

MOODY'S Investors Services, Inc.'s insurance claims-paying rating is a system of rating an insurance company's financial strength, market leadership, and ability to meet financial obligations. The purpose of Moody's ratings is to provide investors with a simple system of gradation by which the relative quality of insurance companies may be noted.

STANDARD & POOR'S INDEX - broad-based measurement of changes in stock-market conditions based on the average performance of 500 widely held common stocks; commonly known as the Standard & Poor's 500 (S&P 500). The selection of stocks, their relative weightings to reflect differences in the number of outstanding shares, and publication of the index itself are services of Standard & Poor's Corporation, a financial advisory, securities rating, and publishing firm. The index tracks 400 industrial company stocks, 20 transportation stocks, 40 financial company stocks, and 40 public utilities.

NASDAQ-OTC Price Index - this index is based on the National Association of Securities Dealers Automated Quotations (NASDAQ) and represents all domestic over-the-counter stocks except those traded on exchanges and those having only one market maker, a total of some 3,500 stocks. It is market value-weighted and was introduced with a base of 100.00 on February 5, 1971.

DOW JONES INDUSTRIAL AVERAGE (DJIA) - price-weighted average of 30 actively traded blue chip stocks, primarily industrials, but including American Express Company and American Telephone and Telegraph Company. Prepared and Published by Dow Jones & Company, it is the oldest and most widely quoted of all the market indicators. The average is quoted in points, not dollars.

MORNINGSTAR, Inc. is an independent financial publisher offering comprehensive statistical and analytical coverage of open-end and closed-end funds and variable annuities. This coverage for mutual funds includes, among other information, performance analysis rankings, risk rankings (e.g. aggressive, moderate or conservative), and "style box" matrices. Style box matrices display, for equity funds, the investment philosophy and size of the companies in which the fund invests and, for fixed-income funds, interest rate sensitivity and credit quality of the investment instruments.

IBBOTSON ASSOCIATES, Inc. is a consulting firm that provides a variety of historical data, including total return, capital appreciation and income, on the stock market as well as other investment asset classes, and inflation. This information will be used primarily for comparative purposes and to illustrate general financial planning principles.

In its advertisements and other sales literature for the Variable Account and the Funds, the Company intends to illustrate the advantages of the Contracts in a number of ways:

DOLLAR-COST AVERAGING ILLUSTRATIONS. These illustrations will generally discuss the price-leveling effect of making regular investments in the same Sub-Accounts over a period of time, to take advantage of the trends in market prices of the portfolio securities purchased by those Sub-Accounts.

SYSTEMATIC WITHDRAWAL PROGRAM. A service provided by the Company, through which a Participant may take any distribution allowed by Internal Revenue Code Section 401 (a) (9) in the case of Qualified Contracts, or permitted under Internal Revenue Code Section 72 in the case of Non-Qualified Contracts, by way of a series of partial withdrawals. Withdrawals under this program may be fully or partially includible in income and may be subject to a 10% penalty tax. Consult your tax advisor.

THE COMPANY'S AND THE FUNDS' CUSTOMERS. Sales literature for the Variable Account and the Funds may refer to the number of clients which they serve.

THE COMPANY'S ASSETS, SIZE. The Company may discuss its general financial condition (see, for example, the references to Standard & Poor's, Fitch and A.M. Best Company above); it may refer to its assets; and it may discuss its relative size and/or ranking among companies in the industry or among any sub-classification of those companies, based upon recognized evaluation criteria.

COMPOUND INTEREST ILLUSTRATIONS. These will emphasize several advantages of the variable annuity contract. For example, but not by way of limitation, the literature may emphasize the potential savings through tax deferral; the potential advantage of the Variable Account over the Fixed Account; and the compounding effect when a participant makes regular deposits to his or her account.

The Company may use hypothetical illustrations of the benefits of tax deferral, including but not limited to the following chart:

The chart below assumes an initial investment of $10,000 which remains fully invested for the entire time period, an 8% annual return, and a 33% combined federal and state income tax rate. It compares how 3 different investments might fare over 10, 20, and 30 years. The first example illustrates an investment in a non-tax-deferred account and assumes that taxes are paid annually out of that account. The second example illustrates how the same investment would grow in a tax-deferred investment, such as an annuity. The third example illustrates the net value of the tax-deferred investment after paying taxes on the full account value.
	10 YEARS	20 YEARS	30 YEARS

Non-Tax-Deferred Account	$16,856	$28,413	$ 47,893

Tax-Deferred Account	$21,589	$46,610	$100,627

Tax-Deferred Account After Paying Taxes	$17,765	$34,528	$ 70,720

THIS ILLUSTRATION IS HYPOTHETICAL AND DOES NOT REPRESENT THE PROJECTED PERFORMANCE OF THE CONTRACT OR ANY OF ITS INVESTMENT OPTIONS. THE ILLUSTRATION DOES NOT REFLECT THE DEDUCTION OF ANY CHARGES OR FEES RELATED TO PORTFOLIO MANAGEMENT, MORTALITY AND EXPENSE, OR ACCOUNT ADMINISTRATION. TAXES ON EARNINGS WITHIN AN ANNUITY ARE DUE UPON WITHDRAWAL. WITHDRAWALS MAY ALSO BE SUBJECT TO SURRENDER CHARGES AND, IF MADE PRIOR TO AGE 59 1/2, A 10% FEDERAL PENALTY TAX.

TAX-DEFERRED ACCUMULATION

In general, individuals who own annuity contracts are not taxed on increases in the value of their annuity contracts until some form of distribution is made under the contract. As a result, the annuity contract would benefit from tax deferral during the contract's accumulation phase; this would have the effect of permitting an investment in an annuity contract to grow more rapidly that a comparable investment under which increases in value are taxed on a current basis.

In reports or other communications to you or in advertising or sales materials, we may also describe the effects of tax-deferred compounding on the Variable Account's investment returns. We may illustrate these effects in charts or graphs and from time to time may include comparisons of returns under the Contract or in general on a tax-deferred basis, with the returns on a taxable basis. Different tax rates may be assumed. Any such illustrative chart or graph would show accumulations on an initial investment or Purchase Payment, assuming a given amount (including the applicable interest credit), hypothetical gross annual returns compounded annually, and a stated rate of return. The values shown for the taxable investment would not include any deduction for management fees or other expenses, but would assume the annual deduction of federal and state taxes from investment returns. The values shown for the Contract in a chart would reflect the deduction of Contract expenses, such as the mortality and expense risk charge, the 0.15% administrative charge, the 0.15% distribution fee, and the $30 annual Account Fee. In addition, the values shown would assume that the Participant has not surrendered his or her Contract or made any partial surrenders until the end of the period shown. The chart would assume a full surrender at the end of the period shown and the payment of federal and state taxes, at a rate of not more than 33%, on the amount in excess of the Purchase Payments.

In developing illustrative tax deferral charts, we will observe these general principles:
-	The assumed rate of earnings will be realistic.
-	The illustrative chart will accurately depict the effect of all fees and charges or provide a narrative that prominently discloses all fees and charges under the Contract.
-	Charts comparing accumulation values for tax-deferred and non-tax-deferred investments will depict the implications of any surrender.
-	A narrative accompanying the chart will prominently disclose that there may be a 10% tax penalty on a surrender by a Participant who has not reached age 59 1/2 at the time of surrender.

The rates of return illustrated in any chart would be hypothetical and are not an estimate or guaranty of performance. Actual tax returns may vary among Participants.

CALCULATIONS

EXAMPLE OF VARIABLE ACCUMULATION UNIT VALUE CALCULATION

Suppose the net asset value of a Series Fund share at the end of the current valuation period is $18.38; at the end of the immediately preceding valuation period was $18.32; the Valuation Period is one day; and no dividends or distributions caused Series Fund shares to go "ex-dividend" during the current Valuation Period. $18.38 divided by $18.32 is 1.00327511. Subtracting the one day risk factor for mortality and expense risks and the administrative expense charge of .00006375 (the daily equivalent of the current maximum charge of 2.30% on an annual basis) gives a net investment factor of 1.00321136. If the value of the variable accumulation unit for the immediately preceding valuation period had been 14.5645672, the value for the current valuation period would be 14.6113394 (14.5645672 X 1.00321136).

EXAMPLE OF VARIABLE ANNUITY UNIT CALCULATION

Suppose the circumstances of the first example exist, and the value of an annuity unit for the immediately preceding valuation period had been 12.3456789. If the first variable annuity payment is determined by using an annuity payment based on an assumed interest rate of 3% per year, the value of the annuity unit for the current valuation period would be 12.3845294 (12.3456789 X 1.00322814 (the Net Investment Factor based on the daily equivalent of the maximum annuity phase charge of 1.70% of an annual basis) X 0.99991902). 0.99991902 is the factor, for a one day Valuation Period, that neutralizes the assumed interest rate of 3% per year used to establish the Annuity Payment Rates found in certain Contracts.

EXAMPLE OF VARIABLE ANNUITY PAYMENT CALCULATION

Suppose that a Participant Account is credited with 8,765.4321 variable accumulation units of a particular Sub-Account but is not credited with any fixed accumulation units; that the variable accumulation unit value and the annuity unit value for the particular Sub-Account for the valuation period which ends immediately preceding the annuity commencement date are 14.5645672 and 12.3456789 respectively; that the annuity payment rate for the age and option elected is $6.78 per $1,000; and that the annuity unit value on the day prior to the second variable annuity payment date is 12.3845294. The first variable annuity payment would be $865.57 (8,765.4321 X 14.5645672 X 6.78 divided by 1,000). The number of annuity units credited would be 70.1112 ($865.57 divided by 12.3456789) and the second variable annuity payment would be $868.29 (70.1112 X 12.3845294).

DISTRIBUTION OF THE CONTRACT

We offer the Contracts on a continuous basis. The Contracts are sold by licensed insurance agents in the State of New York. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. and who have entered into distribution agreements with the Company and the general distributor and principal underwriter of the Contracts, Clarendon Insurance Agency, Inc. ("Clarendon"), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481. Clarendon is a subsidiary of the Sun Life (U.S.). Clarendon is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Clarendon also acts as the general distributor of certain other annuity contracts issued by Sun Life (U.S.) and its subsidiary, Sun Life Insurance and Annuity Company of New York ("Sun Life (N.Y.)"), and variable life insurance contracts issued by Sun Life (U.S.).

Commissions and other distribution compensation will be paid by the Company to the selling agents and will not be more than 7.00% of Purchase Payments of the Participant's Account Value. In addition to commissions, the Company may, from time to time, pay or allow additional promotional incentives, in the form of cash or other compensation. In some instances, such other incentives may be offered only to certain broker-dealers that sell or are expected to sell during specified time periods certain minimum amounts of the Contracts or Certificates or other contracts offered by the Company. Commissions will not be paid with respect to Participant Accounts established for the personal account of employees of the Company or any of its affiliates, or of persons engaged in the distribution of the Contracts, or of immediate family members of such employees or persons. In addition, commissions may be waived or reduced in connection with certain transactions described in the Prospectus under the heading "Waivers; Reduced Charges; Credits; Bonus Guaranteed Interest Rates."

CUSTODIAN

We are the Custodian of the assets of the Variable Account. We will purchase Fund shares at net asset value in connection with amounts allocated to the Sub-Accounts in accordance with your instructions, and we will redeem Fund shares at net asset value for the purpose of meeting the contractual obligations of the Variable Account, paying charges relative to the Variable Account or making adjustments for annuity reserves held in the Variable Account.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements of Sun Life Insurance and Annuity Company of New York that are included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent registered public accounting firm, as stated in their report appearing herein, dated March 23, 2006, accompanying such financial statements (which expresses an unqualified opinion and includes an explanatory paragraph relating to the Company's adoption of provisions of American Institute of Certified Public Accountants' Statement of Position 03-01, Accounting and Reporting by Insurance Enterprises of Certain Nontraditional Long-Duration Contracts and for Separate Accounts, effective January 1, 2004, described in Note 1), and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. Their office is located at 200 Berkeley St, Boston, Massachusetts.

The financial statements of Sun Life (N.Y.) Variable Account C that are included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent registered public accounting firm, as stated in their reports appearing herein (which reports dated April 7, 2006 accompanying the financial statements of Sun Life (N.Y.) Variable Account C express an unqualified opinion) and have been included on their authority as experts in accounting and auditing.

FINANCIAL STATEMENTS

The financial statements of the Variable Account and Sun Life Insurance and Annuity Company of New York are included herein. The financial statements of Sun Life Insurance and Annuity Company of New York are provided as relevant to its ability to meet its financial obligations under the Certificates and should not be considered as bearing on the investment performance of the assets held in the Variable Account.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

STATEMENTS OF INCOME

(in thousands)

For the years ended December 31,
	2005	2004	2003
Revenues

Premiums and annuity considerations	$32,247	$35,006	$28,457
Net investment income	94,264	93,870	85,302
Net realized investment (losses) gains	(4,086)	9,301	10,647
Fee and other income	13,578	13,562	13,988

Total revenues	136,003	151,739	138,394

Benefits and Expenses

Policyowner benefits	25,663	26,622	26,651
Interest credited	69,641	78,220	78,432
Other operating expenses	23,489	19,305	16,118
Amortization of deferred policy acquisition costs	9,491	5,763	7,390

Total benefits and expenses	128,284	129,910	128,591

Income before income tax expense and cumulative effect of change in accounting principle	7,719	21,829	9,803

Income tax expense
Federal	2,278	7,229	3,149
State	-	82	-
Income tax expense	2,278	7,311	3,149

Income before cumulative effect of change in accounting principle, net of tax	5,441	14,518	6,654

Cumulative effect of change in accounting principle, net of tax benefit of $471	-	(874)	-

Net income	$5,441	$13,644	$6,654

The accompanying notes are an integral part of the financial statements.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

BALANCE SHEETS

(in thousands, except share data)
	December 31, 2005	December 31, 2004
ASSETS

Investments:
Fixed maturity securities available-for-sale at fair value (amortized cost of $1,684,650 and $1,810,764 in 2005 and 2004, respectively)	$1,682,864	$1,846,019
Mortgage loans	144,422	136,561
Policy loans	188	153
Cash and cash equivalents	54,540	43,262

Total investments	1,882,014	2,025,995

Accrued investment income	18,400	19,244
Deferred policy acquisition costs	80,640	66,690
Deferred federal income taxes	4,273	-
Goodwill	37,788	37,788
Receivable for investments sold	1,471	5,383
Reinsurance receivable	5,886	6,381
Other assets	4,848	3,637
Separate account assets	681,218	647,184

Total assets	$2,716,538	$2,812,302

LIABILITIES

Contractholder deposit funds and other policy liabilities	$1,642,039	$1,774,281
Future contract and policy benefits	50,549	49,813
Deferred federal income taxes	-	4,949
Payable for investments purchased	12,053	25,918
Other liabilities and accrued expenses	38,676	8,624
Separate account liabilities	681,218	647,184

Total liabilities	2,424,535	2,510,769

Commitments and contingencies - Note 18

STOCKHOLDER'S EQUITY

Common stock, $350 par value - 6,001 shares authorized;
6,001 shares issued and outstanding	2,100	2,100
Additional paid-in capital	239,963	239,963
Accumulated other comprehensive (loss) income	(488)	14,483
Retained earnings	50,428	44,987

Total stockholder's equity	292,003	301,533

Total liabilities and stockholder's equity	$2,716,538	$2,812,302

The accompanying notes are an integral part of the financial statements.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

STATEMENTS OF COMPREHENSIVE INCOME

(in thousands)

For the years ended December 31,
	2005	2004	2003

Net income	$5,441	$13,644	$6,654
Other comprehensive income
Net unrealized holding (losses) gains on available-for-sale
securities, net of tax and policyholder amounts	(10,760)	1,383	13,621
Reclassification adjustments of realized investment (gains)
into net income, net of tax	(4,211)	(11,646)	(14,191)
Other comprehensive (loss)	(14,971)	(10,263)	(570)

Comprehensive (loss) income	$(9,530)	$3,381	$6,084

The accompanying notes are an integral part of the financial statements.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

STATEMENTS OF STOCKHOLDER'S EQUITY

(in thousands)

For the years ended December 31,

	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive (Loss) Income	Retained Earnings	Total Stockholder's Equity

Balance at December 31, 2002	$2,100	$239,963	$25,316	$24,689	$292,068

Net income	-	-	-	6,654	6,654
Other comprehensive loss	-	-	(570)	-	(570)

Balance at December 31, 2003	2,100	239,963	24,746	31,343	298,152

Net income	-	-	-	13,644	13,644
Other comprehensive loss	-	-	(10,263)	-	(10,263)

Balance at December 31, 2004	2,100	239,963	14,483	44,987	301,533

Net income	-	-	-	5,441	5,441
Other comprehensive loss	-	-	(14,971)	-	(14,971)

Balance at December 31, 2005	$2,100	$239,963	$(488)	$50,428	$292,003

The accompanying notes are an integral part of the financial statements.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

STATEMENTS OF CASH FLOWS

(in thousands)

For the years ended December 31,
	2005	2004	2003
Cash Flows From Operating Activities
Net income	$5,441	$13,644	$6,654
Adjustments to reconcile net income to net cash provided by
(used in) operating activities:
Amortization of discount and premiums	7,224	11,239	13,252
Amortization of deferred policy acquisition costs	9,491	5,763	7,390
Net realized investment losses (gains)	4,086	(9,301)	(10,647)
Interest credited to contractholder deposit funds	69,641	78,220	78,432
Deferred federal income taxes	(947)	7,185	4,971
Cumulative effect of change in accounting principle, net
of tax	-	874	-
Changes in assets and liabilities:
Deferred policy acquisition costs	(9,646)	(15,086)	(28,231)
Accrued investment income	844	826	(2,720)
Other, net	29,604	6,549	(34,752)
Future contract and policy benefits	736	132	8,250

Net cash provided by operating activities	116,474	100,045	42,599

Cash Flows From Investing Activities
Sales, maturities and repayments of:
Available-for-sale fixed maturities	673,665	1,531,260	905,423
Equity securities	-	766	-
Mortgage loans	7,584	19,960	4,285
Purchases of:
Available-for-sale fixed maturities	(568,813)	(1,596,830)	(1,158,294)
Equity securities	-	(623)	-
Mortgage loans	(15,445)	(48,624)	(61,360)
Net change in payable/receivable of investments purchased
and sold	-	(4,507)	(47,170)
Net change in policy loans	(35)	121	(4)
Net change in short-term investments	-	-	6,390

Net cash provided by (used in) investing activities	96,956	(98,477)	(350,730)

The accompanying notes are an integral part of the financial statements.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

STATEMENTS OF CASH FLOWS (Continued)

(in thousands)

For the years ended December 31,
	2005	2004	2003

Cash Flows From Financing Activities
Deposits to contractholder deposit funds	$53,495	$147,241	$363,764
Withdrawals from contractholder deposit funds	(255,647)	(171,504)	(152,886)
Other, net	-	1,621	(10,375)

Net cash (used in) provided by financing activities	(202,152)	(22,642)	200,503

Increase in cash and cash equivalents	11,278	(21,074)	(107,628)

Cash and cash equivalents, beginning of year	43,262	64,336	171,964

Cash and cash equivalents, end of year	$54,540	$43,262	$64,336

Supplemental Information
Income taxes refunded	$274	$525	$2,889

The accompanying notes are an integral part of the financial statements.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2005, 2004 and 2003

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

General

On December 31, 2002, Sun Life Insurance and Annuity Company of New York ("Sun NY Predecessor"), which was a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.) ("Sun Life U.S."), and Keyport Benefit Life Insurance Company ("KBL"), which was a wholly-owned subsidiary of Keyport Life Insurance Company ("Keyport"), an affiliate, merged, with Sun NY Predecessor as the surviving company ("the Company"), and the Company issued 4,001 additional shares of common stock to Keyport in exchange for the assets and liabilities of KBL. As a result of the additional common stock issuance, the Company became a subsidiary of both Keyport and Sun Life U.S., with Keyport owning 67% of the common stock of the Company. The merger had no effect on the existing rights and benefits of policyholders or contract holders of either company.

The merger was accounted for under Statement of Financial Accounting Standards ("SFAS") No. 141, "Business Combinations." Under SFAS No. 141, transfers of net assets and exchanges of shares between entities under common control are recorded at their carrying amounts at the date of transfer. The financial statements of prior periods have been restated to give effect to the merger as of November 1, 2001, the date on which the predecessor companies came under common control.

On December 31, 2003, Keyport was merged with and into Sun Life U.S. with Sun Life U.S as the surviving company. Consequently, the Company is now a wholly-owned subsidiary of Sun Life U.S.

The Company is engaged in the sale of fixed and variable annuity contracts, individual life and group life insurance, stop loss and group disability insurance. These contracts are sold by insurance agents, some of whom are registered representatives of national and regional stock brokerage firms, and brokers. The Company is licensed and authorized to write all the business that was previously written by KBL and Sun NY Predecessor.

The Company is an indirect wholly-owned subsidiary of Sun Life Assurance Company of Canada - U.S. Operations Holdings, Inc. ("SLC - U.S. Ops Holdings") and is an indirect wholly-owned subsidiary of Sun Life Financial Inc. ("SLF"), a reporting company under the Securities Exchange Act of 1934. SLF and its subsidiaries are collectively referred to herein as "Sun Life Financial."

As of December 31, 2004, SLC - U.S. Ops Holdings, was a direct wholly-owned subsidiary of Sun Life Assurance Company of Canada ("SLOC"), 150 King Street West, Toronto, Ontario, Canada. SLOC is a life insurance company incorporated in 1865. As of December 31, 2005, SLOC transacted business directly or through its subsidiaries and joint ventures in all of the Canadian provinces and territories, all of the United States, the District of Columbia, Puerto Rico, the Virgin Islands, Great Britain, Ireland, Hong Kong, Bermuda, Barbados, Philippines, Indonesia, China and India. SLOC is a direct wholly-owned subsidiary of SLF.

On January 4, 2005, a reorganization was completed under which most of SLOC's asset management businesses in Canada and the United States were transferred to Sun Life Financial Corp., a newly incorporated wholly-owned subsidiary of SLF. After this reorganization, the operations remaining in SLOC consist primarily of Sun Life Financial's life, health and annuities businesses in Canada, most of its life and health businesses in the United States, and all of its operations in the United Kingdom and Asia. SLOC continues to be a direct wholly-owned subsidiary of SLF. The Company is now an indirect subsidiary of Sun Life Financial Corp., and continues to be an indirect subsidiary of SLF.

Basis of Presentation

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") for stock life insurance companies.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2005, 2004 and 2003

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates. The most significant estimates are those used in determining fair value of financial instruments, goodwill, deferred policy acquisition costs ("DAC"), the liabilities for future policyholder benefits and other-than-temporary impairments of investments.

Financial Instruments

In the normal course of business, the Company may enter into transactions involving various types of financial instruments, including cash and cash equivalents, fixed maturity securities, mortgage loans, equity securities, debt, loan commitments and financial guarantees. These instruments involve credit risk and also may be subject to risk of loss due to interest rate fluctuation. The Company evaluates and monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize losses.

Cash and Cash Equivalents

Cash and cash equivalents include cash, commercial paper, money market investments, and short term bank participations. All such investments have been purchased with maturities of three months or less and are considered cash equivalents for purposes of reporting cash flows.

Investments

The Company accounts for its investments in accordance with SFAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities." At the time of purchase, fixed maturity securities are classified based on intent, as either held-to-maturity or available-for-sale. In order for the securities to be classified as held-to-maturity, the Company must have positive intent and ability to hold the securities to maturity. Securities held-to-maturity are stated at cost, adjusted for amortization of premiums and accretion of discounts. Securities that do not meet this criteria are classified as available-for-sale. Available-for-sale securities are carried at estimated fair value with changes in unrealized gains or losses reported as a separate component of other comprehensive income. Fair values for publicly traded securities are obtained from external market quotations. For privately placed fixed maturities, fair values are estimated by taking into account prices for publicly traded securities of similar credit risk, maturities, repayment and liquidity characteristics. The Company does not engage in trading activities. All of the Company's fixed maturity securities are classified as available-for-sale. Included with available-for-sale fixed maturities are mortgage backed securities in To Be Announced ("TBA") form. The Company records these purchases on trade date and the corresponding payable is recorded as an outstanding liability in the payable for investments purchased until the settlement date of the transaction. All security transactions are recorded on a trade-date basis.

The Company's accounting policy for impairment requires recognition of an other-than-temporary impairment charge on a security if it is determined that the Company will be unable to recover all amounts due under the contractual obligations of the security. Once an impairment charge has been recorded, the Company continues to review the other-than-temporarily impaired security for additional impairment, if necessary.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2005, 2004 and 2003

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Investments (continued)

Mortgage loans are stated at unpaid principal balances, net of provisions for estimated losses. Mortgage loans acquired at a premium or discount are carried at amortized values, net of provisions for estimated losses. Loans include commercial first mortgage loans and are diversified by property type and geographic area throughout the United States. Mortgage loans are collateralized by the related properties and generally are no more than 75% of each property's value at the time that the original loan is made.

A loan is recognized as impaired when it is probable that the principal or interest is not collectible in accordance with the contractual terms of the loan. Measurement of impairment is based on the present value of expected future cash flows discounted at the loan's effective interest rate, or at the loan's observable market price. A specific valuation allowance is established if the fair value of the impaired loan is less than the recorded amount. Loans are also charged against the allowance when determined to be uncollectible. The allowance is based on a continuing review of the loan portfolio, past loss experience and current economic conditions, which may affect the borrower's ability to pay. While management believes that it uses the best information available to establish the allowance, future adjustments to the allowance may become necessary if economic conditions differ from the assumptions used in making the evaluation.

Policy loans are carried at the amount of the outstanding principal balance. The loans are collateralized by the respective insurance policy and do not exceed the excess of the net cash surrender value of the policy.

Realized gains and losses on the sales of investments are recognized in operations at the date of sale and are determined using the average cost method. When an impairment of a specific investment is determined to be other-than-temporary, inclusive of changes in the provision for estimated losses on mortgage loans, a realized investment loss is recorded.

Income on investments is recorded on the accrual basis. Investments are placed in a non-accrual status when management believes that the borrower's financial condition, after giving consideration to economic and business conditions and collection efforts, is such that collection of principal and interest is doubtful. When an investment is placed in non-accrual status, all interest previously accrued is reversed against current period interest income. Interest accruals are resumed on such investments only when the investments have performed on a sustained basis for a reasonable period of time, and when, in the judgment of management, the investments are estimated to be fully collectible as to both principal and interest.

Deferred Policy Acquisition Costs

Acquisition costs consist of commissions, underwriting and other costs that vary with and are primarily related to the production of new business. Acquisition costs related to investment-type contracts, primarily deferred annuity and guaranteed investment contracts, are deferred and amortized with interest in proportion to the present value of estimated gross profits to be realized over the estimated lives of the contracts. Estimated gross profits are composed of net investment income, net realized investment gains and losses, life and variable annuity fees, surrender charges, interest credited, policyholder benefits and direct variable administrative expenses. This amortization is reviewed periodically and adjusted retrospectively when the Company revises the actual profits and its estimate of future gross profits to be realized from investment-type contracts, including realized and unrealized gains and losses from investments.

Although realization of DAC is not assured, the Company believes it is more likely than not that all of these costs will be realized. The amount of DAC considered realizable, however, could be reduced in the near term if the estimates of gross profits discussed above are reduced.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2005, 2004 and 2003

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Deferred Policy Acquisition Costs (continued)

DAC is also adjusted for amounts relating to the recognition of unrealized investment gains and losses. This adjustment, net of tax, is included with the change in net unrealized investment gains or losses that is credited or charged directly to accumulated other comprehensive income. DAC was increased (decreased) by $0.8 million and $(12.5) million at December 31, 2005 and 2004, respectively, relating to this adjustment.

Other Assets

Property, equipment, and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is provided using the straight-line or accelerated method over the estimated useful lives of the related assets, which generally range from 3 to 10 years. Amortization of leasehold improvements is calculated using the straight-line method over the lesser of the term of the lease or the estimated useful life of the improvements.

Policy liabilities and accruals

Contractholder deposit funds consist of policy values that accrue to the holders of investment-related products, such as deferred annuities and guaranteed investment contracts. The liabilities consist of net deposits and interest credited less administrative charges. The liability is before the deduction of any applicable surrender charges.

Future contract and policy benefits are liabilities for traditional life, disability, stop loss and annuity products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force. The liabilities associated with traditional life insurance, annuity, stop loss and disability insurance products are computed using the net level premium method based on assumptions about future investment yields, mortality, morbidity and persistency. The assumptions used are based upon the Company's experience and industry standards.

Other policy liabilities include liabilities for policy and contract claims. These amounts consist of the estimated amount payable for claims reported but not yet settled and an estimate of claims incurred but not reported. The amount reported is based upon historical experience, adjusted for trends and current circumstances. Management believes that the recorded liability is sufficient to provide for the associated claims adjustment expenses. Revisions of these estimates are included in operations in the year such refinements are made.

Guaranteed minimum accumulation benefits or withdrawal benefits are considered to be derivatives under Statement of Financial Accounting Standards ("SFAS") No. 133, "Accounting for Derivative Instruments and Hedging Activities," and are recorded at fair value through earnings. The fair value of the embedded derivatives is calculated stochastically using risk neutral scenarios over a 50 year projection. Policyholder assumptions are based on experience studies.

Revenue and Expenses

Premiums for traditional individual life and annuity products are considered earned revenue when due. Premiums related to group disability insurance and stop loss are recognized as earned revenue pro-rata over the contract period. The unexpired portion of these premiums is recorded as unearned premiums. Revenue from investment-related products includes charges for cost of insurance (mortality), initiation and administration of the policy, and surrender charges. Revenue is recognized when the charges are assessed, except that any portion of an assessment that relates to services to be provided in future years is deferred and recognized over the period during which the services are provided.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2005, 2004 and 2003

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Revenue and Expenses (continued)

Benefits and expenses related to traditional life, annuity and disability contracts, including group policies, are recognized when incurred in a manner designed to match them with related premium revenue and to spread income recognition over the expected life of the policy. For universal life-type and investment-type contracts, expenses include interest credited to policyholders' accounts and death benefits in excess of account values, which are recognized as incurred.

Operating Expenses

Operating expenses primarily represent allocated compensation and general and administrative expenses. Management believes intercompany expenses are calculated on a reasonable basis, however, these amounts may not necessarily be indicative of the costs that would be incurred if the Company operated on a stand-alone basis.

Income Taxes

For 2005, the Company will file a stand-alone federal income tax return, as it did for 2004 and 2003. For periods prior to 2003, the Company participated in a consolidated tax return with certain affiliates; however, federal income taxes were calculated as if the Company was filing a separate federal income tax return. Taxes are computed under SFAS No. 109, "Accounting for Income Taxes." Deferred income taxes are generally recognized when assets and liabilities have different values for financial statement and tax reporting purposes, and for other temporary taxable and deductible differences as defined by SFAS No. 109. These differences result primarily from policy reserves, policy acquisition expenses and unrealized gains or losses on investments.

Separate Accounts

The Company has established separate accounts applicable to various classes of contracts providing for variable benefits and they are generally not subject to liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Contracts for which funds are invested in separate accounts include variable life insurance and individual qualified and non-qualified variable annuity contracts. Assets and liabilities of the separate accounts, representing net deposits and accumulated net investment earnings, less fees, held primarily for the benefit of contractholders, are shown as separate captions in the financial statements. Assets held in the separate accounts are carried at market value and the investment risk of such securities is retained by the policyholder. The activity of the separate accounts is not reflected in the financial statements except for: (1) the fees the Company receives, which are assessed on a daily or monthly basis and recognized as revenue when assessed and earned; and (2) the activity related to the guaranteed minimum death benefit ('GMDB'), guaranteed minimum accumulation benefit ('GMAB') and guaranteed minimum withdrawal benefit ('GMWB') as reflected in the Company's financial statements.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2005, 2004 and 2003

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

New Accounting Pronouncements

In November of 2005, the Financial Accounting Standards Board (the "FASB") issued FASB Staff Position 115-1 and 124-1 ("FSP FAS 115-1 and FAS 124-1") "The Meaning of Other-Than-Temporary Impairments and its Application to Certain Investments." This FSP is effective for reporting periods beginning after December 15, 2005. FSP FAS 115-1 and FAS 124-1 addresses the determination as to when an investment is considered impaired, whether that impairment is other than temporary, and the measurement of the impairment loss. The statement also includes accounting guidance for periods subsequent to the recognition of an other-than-temporary impairment and requires certain disclosures about unrealized losses that have not been recognized as other-than-temporary impairments. Adoption of this FSP will not impact the methodology used by the Company to determine and measure impaired investments. See disclosure in Note 4.

In September of 2005, the American Institute of Certified Public Accountants (the "AICPA") issued Statement of Position ("SOP") 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts." This SOP provides guidance on accounting by insurance companies for DAC on internal replacements other than those specifically described in FASB Statement No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments." This SOP is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. The Company is in the process of evaluating the provisions of the proposed SOP and its impact on the Company's financial position and results of operations.

In May of 2005, the FASB issued FASB Statement No. 154 "Accounting Changes and Error Corrections - a replacement of APB Opinion No. 20 and FASB Statement No. 3." This statement is effective for fiscal years beginning after December 15, 2005. This statement changes the requirements for the accounting and reporting of a change in accounting principle and applies to all voluntary changes in accounting principle. The statement eliminates the requirement in Accounting Principles Board Opinion No. 20 to include the cumulative effect of a change in accounting in the income statement in the period of change and requires retrospective applications to prior periods' financial statements of changes in accounting principle, unless it is impracticable to determine either the specific period effects or the cumulative effect of the change. This statement applies to changes required by new accounting pronouncements only when the pronouncement does not include specific transition guidance. The Company will adopt this statement as required in 2006 and report any changes in accounting principle to be implemented in accordance with the requirements of this pronouncement.

Other Accounting Pronouncements

On January 1, 2004, the Company adopted the American Institute of Certified Public Accountants' (the "AICPA") Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1"). The major provisions of SOP 03-1 that affect the Company require:

●	Establishment of reserves primarily related to death benefit and income benefit guarantees provided under variable annuity contracts;
●	Deferral of sales inducements that meet certain criteria, and amortization using the same method used for DAC; and
●	Reporting and measuring the Company's interest in its separate accounts as investments.

See Footnote 12 for additional information regarding the impact of adoption.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2005, 2004 and 2003

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Other Accounting Pronouncements (continued)

Effective December 31, 2003, the Company adopted the disclosure requirements of Emerging Issues Task Force ("EITF") Issue No. 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments." As a result, disclosures are required for unrealized losses on fixed maturity and equity securities accounted for under SFAS No. 115, "Accounting for Certain Investment in Debt and Equity Securities," that are classified as either available-for-sale or held-to-maturity.

The disclosure requirements include quantitative information regarding the aggregate amount of unrealized losses and the associated fair value of the investments in an unrealized loss position, segregated into time periods for which the investments have been in an unrealized loss position. EITF No. 03-1 also requires certain qualitative disclosures about holdings with unrealized losses in order to provide additional information that the Company considered in concluding that the unrealized losses were not other-than-temporary. For further discussion, see disclosures in Note 4.

2. GOODWILL

Goodwill represents the difference between the purchase price paid and the fair value of the net assets acquired in connection with the Company's acquisition of KBL on December 31, 2002. In accordance with SFAS No. 142, "Goodwill and Other Intangible Assets," goodwill and indefinite-lived assets are tested for impairment on an annual basis. The Company completed the required impairment tests during the second quarter of 2005 and concluded that these assets are not impaired.

3. SIGNIFICANT TRANSACTIONS WITH AFFILIATES

The Company has agreements with Sun Life U.S. and certain affiliates, under which the Company receives, as requested, certain investment and administrative services on a cost reimbursement basis. Expenses under these agreements amounted to approximately $16.0 million, $11.5 million and $11.1 million for the years ended December 31, 2005, 2004 and 2003, respectively.

The Company had $17.9 million and $8.3 million due to related parties at December 31, 2005 and 2004, respectively, and $0.6 million and $5.3 million due from related parties at December 31, 2005 and 2004, respectively.

During 2005, 2004 and 2003, the Company paid $1.0 million, $1.0 million and $0.1 million, respectively, in commission fees to an affiliate, Sun Life Financial Distributors, Inc.

During 2005, 2004 and 2003, the Company paid $2.8 million, $2.5 million and $3.1 million, respectively, in commission fees to Independent Financial Marketing Group, Inc., an affiliate.

The Company paid $1.5 million and $1.4 million for the years ended December 31, 2005 and 2004, respectively, in investment advisory fees to Sun Capital Advisers LLC, a registered investment adviser and affiliate, on a cost-reimbursement basis.

As more fully described in Note 8, the Company has been involved in several reinsurance transactions with SLOC.

As more fully described in Note 9, the Company participates in a pension plan and other post-retirement benefits plan sponsored by Sun Life U.S.

Management believes intercompany revenues and expenses are calculated on a reasonable basis; however, these amounts may not necessarily be indicative of the costs that would be incurred if the Company operated on a stand-alone basis.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2005, 2004 and 2003

4. INVESTMENTS

Fixed Maturities

The amortized cost and fair value of the Company's fixed maturities were as follows (in 000's):
	December 31, 2005
		Gross	Gross
	Amortized	Unrealized	Unrealized	Estimated
	Cost	Gains	(Losses)	Fair Value
Available-for-sale fixed maturities:
Non-Corporate Securities
Asset backed and mortgage backed securities	$261,006	$1,114	$(2,015)	$260,105
Foreign government and agency securities	6,192	296	(3)	6,485
U.S. treasury and agency securities	55,874	24	(572)	55,326
Total Non-Corporate Securities	323,072	1,434	(2,590)	321,916
Corporate Securities
Basic industry	9,627	226	(129)	9,724
Capital goods	85,693	1,317	(494)	86,516
Communications	144,968	2,416	(3,434)	143,950
Consumer cyclical	175,601	1,549	(8,369)	168,781
Consumer noncyclical	40,352	942	(555)	40,739
Energy	60,174	1,756	(260)	61,670
Finance	615,594	4,611	(2,720)	617,485
Technology	9,380	31	(297)	9,114
Transportation	46,021	664	(691)	45,994
Utilities	143,378	3,876	(1,317)	145,937
Other	30,790	452	(204)	31,038
Total Corporate Securities	1,361,578	17,840	(18,470)	1,360,948
Total available-for-sale fixed maturities	$1,684,650	$19,274	$(21,060)	$1,682,864

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2005, 2004 and 2003

4. INVESTMENTS (continued)
	December 31, 2004
		Gross	Gross
	Amortized	Unrealized	Unrealized	Estimated
	Cost	Gains	(Losses)	Fair Value
Available-for-sale fixed maturities:
Non-Corporate Securities
Asset backed and mortgage backed securities	$279,949	$3,589	$(1,646)	$281,892
Foreign government and agency securities	6,682	608	-	7,290
U.S. treasury and agency securities	74,747	333	(190)	74,890
Total Non-Corporate Securities	361,378	4,530	(1,836)	364,072
Corporate Securities
Basic industry	12,369	702	-	13,071
Capital goods	93,749	2,657	(209)	96,197
Communications	165,978	4,707	(1,005)	169,680
Consumer cyclical	192,745	4,895	(558)	197,082
Consumer noncyclical	50,500	2,251	(54)	52,697
Energy	63,571	3,380	(106)	66,845
Finance	557,305	9,099	(1,451)	564,953
Technology	12,393	508	(153)	12,748
Transportation	61,654	1,365	(1,214)	61,805
Utilities	187,949	7,293	(443)	194,799
Other	51,173	1,220	(323)	52,070
Total Corporate Securities	1,449,386	38,077	(5,516)	1,481,947
Total available-for-sale fixed maturities	$1,810,764	$42,607	$(7,352)	$1,846,019

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2005, 2004 and 2003

4. INVESTMENTS (Continued)

The amortized cost and estimated fair value by maturity periods for fixed maturities are shown below (in 000's). Actual maturities may differ from contractual maturities on asset-backed securities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.
	December 31, 2005
	Amortized Cost	Fair Value
Maturities of available-for-sale fixed securities:
Due in one year or less	$168,210	167,256
Due after one year through five years	551,651	548,299
Due after five years through ten years	414,399	415,817
Due after ten years	289,384	291,387
Subtotal	1,423,644	1,422,759
Asset-backed securities	261,006	260,105
Total	$1,684,650	1,682,864

Gross gains of $4.6 million, $17.5 million and $14.0 million, and gross losses of $3.2 million, $7.5 million and $2.6 million were realized on the voluntary sale of fixed maturities for the years ended December 31, 2005, 2004 and 2003, respectively.

Fixed maturities with an amortized cost of approximately $0.4 million at December 31, 2005 and 2004 were on deposit with governmental authorities as required by law.

As of December 31, 2005, 94.0% of the Company's fixed maturities were investment grade. Investment grade securities are those that are rated "BBB" or better by nationally recognized investment rating organizations. In 2004 and 2003, $0.1 million and $0.3 million, respectively, of the prior years' impairment losses were recovered through disposition and are included in realized gains. In 2005, no prior years' losses were recovered through disposition.

The Company has discontinued the accrual of income on several of its holdings for issuers that are in default. The termination of accrual accounting on these holdings reduced previously accrued income by $0.3 million, $38,000 and $0.2 million, for the years ended December 31, 2005, 2004 and 2003, respectively. The fair market value of these investments was $4.2 million, $0.2 million and $1.2 million for the years ended December 31, 2005, 2004 and 2003, respectively.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2005, 2004 and 2003

4. INVESTMENTS (Continued)

The gross unrealized losses and fair value of investments, which have been deemed to be temporarily impaired, aggregated by investment category, number of securities and length of time that securities have been in an unrealized loss position at December 31, 2005 is as follows:
	Less than 12 months		12 months or more				Total
	#	Fair Value	Unrealized Losses	#	Fair Value	Unrealized Losses	#	Fair Value	Unrealized Losses
Non-Corporate Securities
Asset backed and mortgage backed securities	52	$ 98,302	$ (1,367)	13	$ 28,545	$ (648)	65	$ 126,847	$ (2,015)
Foreign government and agency securities	1	1,002	(3)	-	-	-	1	1,002	(3)
U.S. treasury and agency securities	3	8,933	(52)	3	43,380	(520)	6	52,313	(572)
Total Non-Corporate Securities	56	108,237	(1,422)	16	71,925	(1,168)	72	180,162	(2,590)
Corporate Securities
Basic industry	4	3,353	(111)	1	1,032	(17)	5	4,385	(128)
Capital goods	3	11,914	(289)	3	9,281	(205)	6	21,195	(494)
Communications	16	43,415	(917)	11	27,081	(2,517)	27	70,496	(3,434)
Consumer cyclical	30	71,494	(3,685)	10	44,759	(4,684)	40	116,253	(8,369)
Consumer noncyclical	10	18,724	(555)	-	-	-	10	18,724	(555)
Energy	3	5,663	(108)	4	4,626	(152)	7	10,289	(260)
Finance	40	142,166	(1,346)	13	34,197	(1,374)	53	176,363	(2,720)
Technology	-	-	-	1	6,703	(297)	1	6,703	(297)
Transportation	3	5,596	(108)	3	6,052	(584)	6	11,648	(692)
Utilities	17	48,024	(837)	3	9,902	(480)	20	57,926	(1,317)
Other	-	-	-	2	7,033	(204)	2	7,033	(204)
Total Corporate Securities	126	350,349	(7,956)	51	150,666	(10,514)	177	501,015	(18,470)
Total fixed maturities available-for-sale	182	$ 458,586	$ (9,378)	67	$ 222,591	$ (11,682)	249	$ 681,177	$ (21,060)

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2005, 2004 and 2003

4. INVESTMENTS (Continued)

The gross unrealized losses and fair value of investments, which have been deemed to be temporarily impaired, aggregated by investment category, number of securities and length of time that securities have been in an unrealized loss position at December 31, 2004 is as follows:
Less than 12 months				12 months or more			Total
	#	Fair Value	Unrealized Losses	#	Fair Value	Unrealized Losses	#	Fair Value	Unrealized Losses
Non-Corporate Securities
Asset backed and mortgage backed securities	26	$ 86,923	$ (521)	4	$ 5,269	$ (1,125)	30	$ 92,192	$ (1,646)
U.S. treasury and agency securities	8	66,621	(190)	-	-	-	8	66,621	(190)
Total Non-Corporate Securities	34	153,544	(711)	4	5,269	(1,125)	38	158,813	(1,836)
Corporate Securities
Basic industry	1	1,075	(1)	-	-	-	1	1,075	(1)
Capital goods	5	22,048	(155)	2	2,518	(54)	7	24,566	(209)
Communications	11	31,065	(713)	3	7,086	(292)	14	38,151	(1,005)
Consumer cyclical	11	48,527	(558)	-	-	-	11	48,527	(558)
Consumer noncyclical	3	4,015	(54)	-	-	-	3	4,015	(54)
Energy	2	1,932	(29)	1	1,668	(77)	3	3,600	(106)
Finance	32	164,847	(1,005)	8	13,728	(446)	40	178,575	(1,451)
Technology	1	6,847	(152)	-	-	-	1	6,847	(152)
Transportation	2	10,265	(59)	16	8,407	(1,155)	18	18,672	(1,214)
Utilities	7	28,840	(319)	3	3,910	(124)	10	32,750	(443)
Other	2	5,585	(140)	1	9,304	(183)	3	14,889	(323)
Total Corporate Securities	77	325,046	(3,185)	34	46,621	(2,331)	111	371,667	(5,516)
Total fixed maturities available-for-sale	111	$ 478,590	$ (3,896)	38	$ 51,890	$ (3,456)	149	$ 530,480	$ (7,352)

The Company has a comprehensive process in place to identify potential problem securities that could have an impairment that is other-than-temporary. At the end of each quarter, all securities with an unrealized loss are reviewed. An analysis is undertaken to determine whether this decline in market value is other-than-temporary. The Company's process focuses on issuer operating performance and overall industry and market conditions. Any deterioration in operating performance is assessed relative to the impact on issuer financial ratios, including leverage and coverage measures specific to an industry and relative to any investment covenants. Additionally, the Company's analysis assesses each issuer's ability to service its debts in a timely fashion, the length of time the security has been in an unrealized loss position, rating agency actions, and any other key developments. The Company has a Credit Committee that includes members from its investment, finance and actuarial functions. The Credit Committee meets and reviews the results of the Company's impairment analysis on a quarterly basis.

Mortgage loans

The Company invests in commercial first mortgage loans throughout the United States. Investments are diversified by property type and geographic area.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2005, 2004 and 2003

4. INVESTMENTS (Continued)

Mortgage loans

Mortgage loans are collateralized by the related properties and generally are no more than 75% of each property's value at the time that the original loan is made.

The Company monitors the condition of the mortgage loans in its portfolio. In those cases where mortgages have been restructured, appropriate allowances for losses have been made. In those cases where, in management's judgment, the mortgage loan's value has been impaired, appropriate losses are recorded. The Company had no restructured mortgage loans at December 31, 2005 and 2004, respectively.

Mortgage loans comprised the following property types and geographic regions (in 000's):

	December 31,
Property Type:	2005	2004
Office building	$51,396	$44,882
Residential	1,514	1,552
Retail	56,359	55,231
Industrial/warehouse	29,501	29,016
Other	5,888	6,116
Valuation allowance	(236)	(236)

Total	$144,422	$136,561

	December 31,
Geographic region:	2005	2004
Arizona	$6,854	$7,082
California	11,204	10,525
Colorado	5,914	6,047
Delaware	11,612	11,925
Florida	20,112	21,480
Georgia	5,919	6,134
Illinois	2,052	814
Indiana	6,434	6,727
Maryland	10,680	4,823
Michigan	377	426
Minnesota	4,876	2,760
Missouri	2,268	2,335
Nevada	1,212	1,243
New Jersey	2,636	2,720
New York	7,296	7,382
North Carolina	3,486	2,383
Ohio	11,486	12,500
Pennsylvania	14,314	14,957
Texas	8,206	6,414
Utah	2,678	2,851
Virginia	3,898	4,056
Other	1,144	1,213
Valuation allowance	(236)	(236)

Total	$144,422	$136,561

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2005, 2004 and 2003

4. INVESTMENTS (Continued)

At December 31, 2005, scheduled mortgage loan maturities were as follows (in 000's):

2006	$-
2007	9,209
2008	4,951
2009	328
2010	1,836
Thereafter	128,098
Total	$144,422

Actual maturities could differ from contractual maturities because borrowers may have the right to prepay obligations, with or without prepayment penalties, and loans may be refinanced.

The Company has made commitments of mortgage loans on real estate and other loans into the future. The outstanding commitments for these mortgages amounted to $2.5 million and $2.6 million at December 31, 2005 and 2004, respectively.

5. NET REALIZED INVESTMENT GAINS AND LOSSES

Net realized investment (losses) gains consisted of the following for the years ended December 31 (in 000's):

	2005	2004	2003

Fixed maturities	$1,462	$9,916	$11,421
Mortgage loans	-	(155)	-
Short-term investments	(2)	143	1
Other than temporary declines	(5,546)	(689)	(1,122)
Sales of impaired assets	-	86	347
Total	$(4,086)	$9,301	$10,647

6. NET INVESTMENT INCOME

Net investment income consisted of the following for the years ended December 31 (in 000's):

	2005	2004	2003

Fixed maturities	$87,428	$86,999	$82,165
Mortgage loans	8,500	7,982	4,693
Other (including fair value changes of embedded derivatives)	(211)	295	38
Gross investment income	95,717	95,276	86,896
Less: Investment expenses	1,453	1,406	1,594
Net investment income	$94,264	$93,870	$85,302

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2005, 2004 and 2003

7. FAIR VALUE OF FINANCIAL INSTRUMENTS

The following table presents the carrying amounts and estimated fair values of the Company's financial instruments at December 31 (in 000's):

	2005		2004
	Carrying	Estimated	Carrying	Estimated
	Amount	Fair Value	Amount	Fair Value
Financial assets:
Cash and cash equivalents	$ 54,540	$ 54,540	$ 43,262	$ 43,262
Fixed maturities	1,682,864	1,682,864	1,846,019	1,846,019
Mortgages	144,422	149,065	136,561	142,819
Policy loans	188	188	153	153
Separate account assets	681,218	681,218	647,184	647,184

Financial liabilities:
Contractholder deposit funds	1,642,039	1,584,941	1,774,281	1,701,333
Separate account liabilities	681,218	681,218	647,184	647,184

Interest receivable on the above financial instruments is stated at carrying value which approximates fair value.

The fair values of cash and cash equivalents are estimated to be cost plus accrued interest. The fair values of short-term bonds are estimated to be amortized cost. The fair values of publicly traded fixed maturities are based upon market prices or dealer quotes. For privately placed fixed maturities, fair values are estimated by taking into account prices for publicly traded securities of similar credit risk, maturity, repayment and liquidity characteristics. The fair values of mortgage loans are estimated by discounting future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities. Policy loans are stated at unpaid principal balances, which approximate fair value. The estimated fair value of assets held in separate accounts is based on quoted market prices.

The fair values of the Company's contractholder deposits under investment-type contracts (insurance, annuity and pension contracts that do not involve mortality or morbidity risks) are estimated using discounted cash flow analyses or surrender values based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for all contracts being valued. Those contracts that are deemed to have short-term guarantees have a carrying amount equal to the estimated market value. The fair value of liabilities related to separate accounts is the amount payable on demand, which excludes surrender charges.

GMABs or GMWBs are considered to be derivatives under Statement of Financial Accounting Standards ("SFAS") No. 133, "Accounting for Derivative Instruments and Hedging Activities," and are included in contractholder deposit funds. The fair value of the embedded derivatives is calculated stochastically using risk neutral scenarios over a 50 year projection. Policyholder assumptions are based on experience studies.

8. REINSURANCE

The Company had an agreement with SLOC whereby SLOC reinsured the mortality risks of the Company's group life insurance contracts. Under this agreement, certain death benefits were reinsured on a yearly renewable term basis. The agreement provided that SLOC would reinsure the mortality risks in excess of $50,000 per claim for group life contracts ceded by the Company. The treaty was commuted effective December 31, 2004.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2005, 2004 and 2003

8. REINSURANCE (continued)

The Company had an agreement with SLOC whereby SLOC reinsured morbidity risks of a block of the Company's group long-term disability contracts. The treaty was commuted effective December 31, 2004.

The Company has an agreement with an unrelated company whereby the unrelated company reinsures the mortality risks of the Company's group life contracts. Under this agreement, certain group life mortality benefits are reinsured on a yearly renewable term basis. The agreement provides that the unrelated company will reinsure amounts above $700,000 per claim for group life contracts ceded by the Company.

The Company has an agreement with an unrelated company whereby the unrelated company reinsures the morbidity risks of the Company's group long-term disability contracts. Under this agreement, certain long-term disability benefits are reinsured on a yearly renewable term basis. The agreement provides that the unrelated company will reinsure amounts above $4,000 per claim per month for long-term disability contracts ceded by the Company.

The Company has an agreement with an unrelated company whereby the unrelated company reinsures the morbidity risks of the Company's group stop loss contracts. Under this agreement, certain stop loss benefits are reinsured on a yearly renewable term basis. The agreement provides that the unrelated company will reinsure specific claims for amounts above $1,000,000 per claim for medical stop loss contracts ceded by the Company.

The effects of reinsurance were as follows (in 000's):

	For the Years Ended December 31,
	2005	2004	2003

Insurance premiums:
Direct	$34,863	$37,251	$33,418
Ceded - Affiliated	-	-	3,468
Ceded - Non-affiliated	2,616	2,245	1,493
Net Premiums	$32,247	$35,006	$28,457

Insurance and other individual policy benefits and claims
Direct	$27,388	$29,412	$31,276
Ceded - Affiliated	-	1,493	3,775
Ceded - Non-affiliated	1,725	1,297	850
Net policy benefits and claims	$25,663	$26,622	$26,651

The Company is contingently liable for the portion of the policies reinsured under each of its existing reinsurance agreements in the event the reinsurance companies are unable to pay their portion of any reinsured claim. Management believes that any liability from this contingency is unlikely. However, to limit the possibility of such losses, the Company periodically evaluates the financial condition of its reinsurers and monitors concentration of credit risk.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2005, 2004 and 2003

9. RETIREMENT PLANS

Pension Plan

The Company participates in a non-contributory defined benefit pension plan ("the Pension Plan") that is sponsored by Sun Life U.S., which is directly liable for the related obligations. Benefits under the plan are based on years of service and employees' average compensation. The Company is allocated a portion of the pension plan expenses. The allocated expenses were $211,000, $25,000 and $41,000 for the years ended December 31, 2005, 2004 and 2003, respectively. Included in the 2005 allocation is a curtailment charge of $205,000 related to changes in the pension plan.

401(k) Savings Plan

The Company has a savings plan that qualifies under Section 401(k) of the Internal Revenue Code ("the 401(k) Plan") sponsored by Sun Life U.S. for which substantially all employees of at least age 21 are eligible to participate at date of hire. Employer contributions are matched up to a specified amount of the employee's contributions to the 401(k) Plan. The Company's portion of this employer contribution was $16,000, $19,000 and $23,000 for the years ended December 31, 2005, 2004 and 2003, respectively.

Other Post-Retirement Benefit Plans

The Company participates in a plan sponsored by Sun Life U.S. that provides certain health, dental and life insurance benefits ("post-retirement benefits") for retired employees and dependents. Substantially all employees of the participating companies may become eligible for these benefits if they reach normal retirement age, or retire early upon satisfying an alternate age plus service condition. Life insurance benefits are generally set at a fixed amount. The Company is allocated a portion of these post-retirement benefit plans expenses. The allocated expenses were $8,000, $13,000 and $4,000 for the years ended December 31, 2005, 2004 and 2003, respectively.

10. FEDERAL INCOME TAXES

For 2005, the Company will file a stand-alone federal income tax return, as it did for 2004 and 2003. For periods prior to 2003, the Company participated in a consolidated tax return with certain affiliates; however, federal income taxes were calculated as if the Company was filing a separate federal income tax return. A summary of the components of federal income tax expense (benefit) in the statements of operations for the years ended December 31, is as follows (in 000's):

	2005	2004	2003
Federal income tax expense (benefit):
Current	$3,225	$124	$(1,996)
Deferred	(947)	7,105	5,145

Total	$2,278	$7,229	$3,149

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2005, 2004 and 2003

10. FEDERAL INCOME TAXES (continued)

Federal income taxes attributable to operations are different from the amounts determined by multiplying income before federal income taxes by the expected federal income tax rate of 35%. The Company's effective rate differed from the federal income tax rate as follows (in 000's):

	2005	2004	2003

Expected federal income tax expense	$2,702	$7,640	$3,431
Prior year settlements	(424)	(411)	(282)

Federal income tax expense	$2,278	$7,229	$3,149

Net deferred income tax assets (liabilities) represent the tax effects of temporary differences between the carrying amounts of assets and liabilities used for financial reporting purposes and the amounts used for income tax purposes. The components of the Company's deferred tax assets and liabilities as of December 31 were as follows (in 000's):

	2005	2004

Deferred tax assets:
Actuarial liabilities	$24,480	$24,794
Net operating loss	-	1,357

Total deferred tax assets	24,480	26,151

Deferred tax liabilities:
Investments, net	1,138	(13,705)
Deferred policy acquisition costs	(18,669)	(13,488)
Other	(2,676)	(3,907)

Total deferred tax liabilities	(20,207)	(31,100)

Net deferred tax assets (liabilities)	$4,273	$(4,949)

The Company received income tax refunds of approximately $0.3 million for the year ended December 31, 2005; had no net income tax payments for the year 2004; and, received income tax refunds of approximately $2.0 million for 2003. At December 31, 2005, the Company had no operating loss carryforwards remaining.

The Company's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"), and provisions are made in the financial statements in anticipation of the results of these audits. The Company is currently under audit by the IRS for the years 2001 through 2002. In the Company's opinion, adequate tax liabilities have been established for all years and any adjustments that might be required for the years under audit will not have a material effect on the Company's financial statements. However, the amounts of these tax liabilities could be revised in the future if estimates of the Company's ultimate liability are revised.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2005, 2004 and 2003

11. LIABILITY FOR UNPAID CLAIMS AND CLAIMS ADJUSTMENT EXPENSES

Activity in the liability for unpaid claims and claims adjustment expenses related to the Company's stop loss, group life and group disability products is summarized below (in 000's):

	2005	2004

Balance at January 1	$32,571	$31,337
Less reinsurance recoverable	(6,381)	(9,146)
Net balance at January 1	26,190	22,191
Incurred related to:
Current year	23,881	20,889
Prior years	(3,143)	910
Total incurred	20,738	21,799
Paid losses related to:
Current year	(13,860)	(12,009)
Prior years	(5,813)	(5,791)
Total paid	(19,673)	(17,800)

Balance at December 31	33,141	32,571
Less reinsurance recoverable	(5,886)	(6,381)
Net balance at December 31	$27,255	$26,190

The incurred losses and loss adjustment expenses relating to insured events in prior years changed as a result of reassessment of the estimates of the settlement costs on certain claims outstanding due to factors that emerged in the current year.

The Company regularly updates its estimates of liabilities for unpaid claims and claims adjustment expenses as new information becomes available and further events occur which may impact the resolution of unsettled claims for its group disability line of business. Changes in prior estimates are recorded in results of operations in the year such changes are determined to be needed.

12. LIABILITIES FOR CONTRACT GUARANTEES

On January 1, 2004, the Company adopted the American Institute of Certified Public Accountants' SOP 03-1. The major provisions of SOP 03-1 that affect the Company require:

●	Establishment of reserves primarily related to death benefit and income benefit guarantees provided under variable annuity contracts.
●	Deferral of sales inducements that meet certain criteria, and amortization using the same method used for DAC.

Upon adoption of SOP 03-1 in 2004, the cumulative effect, reported after tax and net of related effects on DAC, decreased net income and stockholder's equity by $0.9 million. The reduction in net income was comprised of an increase in benefit reserves (primarily for variable annuity contracts) of $0.9 million, pre-tax, and a decrease in DAC of $0.5 million, pre-tax.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2005, 2004 and 2003

12. LIABILITIES FOR CONTRACT GUARANTEES (continued)

The Company offers various guarantees to certain policyholders including a return of no less than (a) total deposits made on the contract less any customer withdrawals, (b) total deposits made on the contract less any customer withdrawals plus a minimum return, or (c) the highest contract value on a specified anniversary date minus any customer withdrawals following the contract anniversary. These guarantees include benefits that are payable in the event of death, upon annuitization, or at specified dates during the accumulation period of an annuity.

The table below represents information regarding the Company's variable annuity contracts with guarantees at December 31, 2005 (in 000's):

Benefit Type	Account balance	Net Amount at Risk (a)	Average Attained Age
Minimum Death	$824,936	$52,188	63.6
Minimum Accumulation or Withdrawal	$111,592	$22	58.7

(a) Net amount at risk represents the difference between guaranteed benefit and account balance.

The table below represents information regarding the Company's variable annuity contracts with guarantees at December 31, 2004 (in 000's):

Benefit Type	Account balance	Net Amount at Risk (a)	Average Attained Age
Minimum Death	$808,750	$66,329	63.7
Minimum Accumulation or Withdrawal	$45,229	$-	58.3

(a) Net amount at risk represents the difference between guaranteed benefit and account balance.

The following summarizes the reserve for the GMDB at December 31 (in 000's):

	2005	2004
Balance at January 1	$533	921
Benefit Ratio Change / Assumption Changes	520	-
Incurred guaranteed benefits	499	345
Paid guaranteed benefits	(910)	(761)
Interest	39	28

Balance at December 31	$681	533

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2005, 2004 and 2003

12. LIABILITIES FOR CONTRACT GUARANTEES (continued)

Since there have been no products issued by the Company that contain a guaranteed minimum income benefit ("GMIB"), there is no requirement for a GMIB reserve as of December 31, 2005 and December 31, 2004.

The liability for death benefit guarantees is established equal to a benefit ratio multiplied by the cumulative contract charges earned, plus accrued interest and less contract benefit payments. The benefit ratio is calculated as the estimated present value of all expected contract benefits divided by the present value of all expected contract charges. The benefit ratio may be in excess of 100%. For guarantees in the event of death, benefits represent the current guaranteed minimum death payments in excess of the current account balance. For guarantees at annuitization, benefits represent the present value of the minimum guaranteed annuity benefits in excess of the current account balance.

Projected benefits and assessments used in determining the liability for guarantees are developed using models and stochastic scenarios that are also used in the development of estimated future gross profits. Underlying assumptions for the liability related to benefits include assumed future annuitization elections based upon factors such as eligibility conditions and the annuitant's attained age.

The liability for guarantees is re-evaluated regularly, and adjustments are made to the liability balance through a charge or credit to policyowner benefits.

GMABs or GMWBs are considered to be derivatives under Statement of Financial Accounting Standards ("SFAS") No. 133, "Accounting for Derivative Instruments and Hedging Activities," and are recorded at fair value through earnings. The fair value of the embedded derivatives is calculated stochastically using risk neutral scenarios over a 50 year projection. Policyholder assumptions are based on experience studies. The guaranteed minimum accumulation or withdrawal benefit constituted (a liability) an asset in the amount of $(0.1) million and $0.2 million at December 31, 2005 and December 31, 2004, respectively.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2005, 2004 and 2003

13. DEFERRED POLICY ACQUISITION COSTS

The changes in DAC for the years ended December 31, were as follow (in 000's):

	2005	2004

Balance at January 1	$66,690	$59,607
Acquisition costs deferred	10,072	15,078
Amortized to expense during year	(9,491)	(6,188)
Adjustment related to change in unrealized
investment losses (gains) during year	13,369	(1,807)
Balance at December 31	$80,640	$66,690

14. SEGMENT INFORMATION

The Company conducts business principally in three operating segments and maintains a corporate segment to provide for the capital needs of the various operating segments and to engage in other financing-related activities. Each segment is defined consistent with the way results are evaluated by the chief operating decision-maker. Management evaluates the results of the operating segments on an after-tax basis. Net investment income is allocated based on segmented assets by line of business. The Company does not materially depend on one or a few customers, brokers or agents for a significant portion of its operations.

Wealth Management

The Wealth Management Segment markets and administers individual and group fixed and variable annuity products.

Group Protection

The Group Protection Segment markets and administers group life, stop loss, long-term disability and short-term disability insurance products. These products are sold to employers that provide group benefits for their employees.

Individual Protection

The individual insurance products offered by the Individual Protection Segment are universal life, variable universal life and conversions from the Company's group life product.

Corporate

The Corporate Segment includes the unallocated capital of the Company and items not otherwise attributable to the other segments.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2005, 2004 and 2003

14. SEGMENT INFORMATION (Continued)

The following amounts pertained to the various business segments (in 000's):
Year ended December 31, 2005

	Wealth	Group	Individual
	Management	Protection	Protection	Corporate	Totals
Total Revenues	$101,854	$32,604	$1,366	$179	$136,003
Total Expenditures	94,084	32,333	1,899	(32)	128,284
Pre-tax Income (Loss)	7,770	271	(533)	211	7,719

Net Income (Loss)	$5,475	$176	$(347)	$137	$5,441

Total Assets	$2,649,575	$55,319	$10,575	$1,069	$2,716,538

Year ended December 31, 2004

	Wealth	Group	Individual
	Management	Protection	Protection	Corporate	Totals
Total Revenues	$116,274	$34,908	$836	$(279)	$151,739
Total Expenditures	96,973	31,605	1,386	(54)	129,910
Pre-tax Income (Loss)	19,301	3,303	(550)	(225)	21,829

Net Income (Loss)	$11,766	$2,147	$(357)	$88	$13,644

Total Assets	$2,735,845	$53,131	$2,043	$21,283	$2,812,302

Year ended December 31, 2003

	Wealth	Group	Individual
	Management	Protection	Protection	Corporate	Totals
Total Revenues	$108,427	$26,609	$873	$2,485	$138,394
Total Expenditures	102,327	25,712	713	(161)	128,591
Pre-tax Income	6,100	897	160	2,646	9,803

Net Income	$4,088	$608	$113	$1,845	$6,654

Total Assets	$2,632,557	$46,535	$1,460	$35,417	$2,715,969

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2005, 2004 and 2003

15. REGULATORY FINANCIAL INFORMATION

The Company is required to file quarterly and annual statements with the Insurance Department of the State of New York prepared on a statutory accounting basis prescribed or permitted by the State of New York. Statutory net income and capital stock and surplus differ from net income and stockholder's equity reported in accordance with GAAP for stock life insurance companies primarily because, under statutory basis accounting, policy acquisition costs are expensed when incurred, reserves are based on different assumptions, investments are valued differently, post-retirement benefit costs are based on different assumptions and reflect a different method of adoption, and income tax expense reflects only taxes paid or currently payable.

The Company's statutory surplus and net (loss) income were as follows (in 000's):

	Unaudited for theYears ended December 31,
	2005	2004	2003

Statutory surplus and capital	$ 180,009	$ 192,131	$ 186,480
Statutory net (loss) income	(11,841)	14,807	16,477

16. DIVIDEND RESTRICTIONS

The Company's ability to pay dividends is subject to certain statutory restrictions. The State of New York has enacted laws governing the payment of dividends to stockholders by domestic insurers. New York law permits a domestic stock life insurance company to distribute a dividend to its shareholders without prior notice to the New York Superintendent of Insurance where the aggregate amount of such dividend in any calendar year does not exceed the lesser of: (i) ten percent of its surplus to policyholders as of the immediately preceding calendar year; or (ii) its net gain from operations for the immediately preceding calendar year, not including realized capital gains. The Company is not permitted to pay any dividends in 2006 without prior approval from the Superintendent. No dividends were paid by the Company during 2005, 2004 or 2003.

17. COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE INCOME

The components of accumulated other comprehensive (loss) income as of December 31, were as follows (in 000's):

	2005	2004	2003

Unrealized (losses) gains on available-for-sale securities	$ (1,785)	$ 35,255	$ 49,228
DAC allocation	823	(12,546)	(10,739)
Tax effect and other	474	(8,226)	(13,743)

Accumulated other comprehensive (loss) income	$ (488)	$ 14,483	$ 24,746

18. COMMITMENTS AND CONTINGENCIES

Regulatory and Industry Developments

Unfavorable economic conditions may contribute to an increase in the number of insurance companies that are under regulatory supervision. This may result in an increase in mandatory assessments by the New York state guaranty fund.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2005, 2004 and 2003

18. COMMITMENTS AND CONTINGENCIES (continued)

Litigation

The Company is not aware of any contingent liabilities arising from litigation, income taxes and other matters that could have a material effect upon the financial condition, results of operations or cash flow of the Company.

Indemnities

In the normal course of business, the Company has entered into agreements that include indemnities in favor of third parties, such as engagement letters with advisors and consultants, outsourcing agreements, underwriting and agency agreements, information technology agreements, distribution agreements and service agreements. The Company has also agreed to indemnify its directors and certain of its officers and employees in accordance with the Company's by-laws. Due to the nature of these indemnification agreements, it is not possible to estimate the Company's potential liability.

Lease Commitments

The Company leases various facilities and equipment under non-cancelable operating leases with terms of up to 10 years. As of December 31, 2005, minimum future lease payments under such leases are as follows (in 000's):

2006	$ 220
2007	225
2008	230
2009	234
2010	39
Thereafter	-
Total	$ 948

Total rental expense for the years ended December 31, 2005, 2004 and 2003 was $1.0 million, $1.0 million and $1.1 million, respectively.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of
Sun Life Insurance and Annuity Company of New York
Wellesley Hills, Massachusetts

We have audited the accompanying balance sheets of Sun Life Insurance and Annuity Company of New York (the "Company") as of December 31, 2005 and 2004, and the related statements of income, comprehensive income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2005.  Our audits also included the financial statement schedules listed in the Index at Item 15.  These financial statements and financial statement schedules are the responsibility of the Company's management.  Our responsibility is to express an opinion on the financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.  The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of Sun Life Insurance and Annuity Company of New York as of December 31, 2005 and 2004, and the results of its operations and cash flows for each of the three years in the period ended December 31, 2005, in conformity with accounting principles generally accepted in the United States of America.  Also, in our opinion, such financial statement schedules, when considered in relation to the basic financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 1 to the financial statements, effective January 1, 2004, the Company adopted the provisions of the American Institute of Certified Public Accountants' Statement of Position 03-1. "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts."

DELOITTE & TOUCHE LLP

Boston, Massachusetts
March 23, 2006

Regatta (N.Y.), Regatta Gold (N.Y.), Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.), Regatta Masters Access (N.Y.), Regatta Masters Choice (N.Y.), Regatta Masters Reward (N.Y.), and Regatta Masters Select (N.Y.) Sub-Accounts Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Statements of Condition - December 31, 2005

Assets:
Investment in:	Shares	Cost	Value
Franklin Templeton Variable Insurance Products Trust
Franklin Mutual Shares Securities Fund (FMS)	28,208	$469,567	$512,537
Templeton Growth Securities Fund Class 2 (FTG)	11,633	150,271	160,657
Templeton International Securities Fund (FTI)	964,915	13,488,234	15,071,971
Franklin Small Cap Value Securities Fund (FVS)	22,218	327,914	373,043
Liberty Variable Investment Trust
Wanger Select Fund (WTF)	789	17,136	17,871
Lord Abbett Series Fund, Inc.
All Value Portfolio (LAV)	6,750	88,998	100,042
Growth & Income Portfolio (LA1)	443,377	11,571,976	11,598,746
Growth Opportunities (LA9)	133,304	1,719,575	1,830,266
Mid-Cap Value (LA2)	95,802	1,957,409	2,020,469
MFS/Sun Life Series Trust
Bond S Class (MF7)	47,783	565,352	541,384
Bond Series (BDS)	200,335	2,378,708	2,283,824
Capital Appreciation S Class (MFD)	10,023	170,972	192,046
Capital Appreciation Series (CAS)	994,679	19,913,252	19,207,255
Capital Opportunities S Class (CO1)	3,364	42,926	44,845
Capital Opportunities Series (COS)	182,790	2,374,094	2,447,558
Emerging Growth S Class (MFF)	15,570	222,479	262,983
Emerging Growth Series (EGS)	543,704	10,867,942	9,286,461
Emerging Markets Equity S Class (EM1)	6,512	79,661	141,368
Emerging Markets Equity Series (FCE)	66,505	1,127,527	1,452,476
Global Governments S Class (GG1)	576	6,795	5,888
Global Governments Series (GGS)	124,789	1,408,392	1,284,075
Global Growth S Class (GG2)	4,704	51,086	63,039
Global Growth Series (GGR)	480,793	5,175,571	6,481,084
Global Total Return S Class (GT2)	17,995	259,076	297,996
Global Total Return Series (GTR)	288,416	4,179,087	4,802,130
Government Securities S Class (MFK)	723,810	9,399,642	9,243,056
Government Securities Series (GSS)	568,897	7,612,406	7,304,639
High Yield S Class (MFC)	363,392	2,508,608	2,467,430
High Yield Series (HYS)	935,379	6,211,317	6,388,637
International Growth S Class (IG1)	4,024	44,545	61,815
International Growth Series (FCG)	114,661	1,229,887	1,768,073
International Investors Trust S Class (MI1)	6,878	86,130	119,127
International Value S Class (MII)	192,300	2,352,461	3,344,095
Managed Sectors S Class (MS1)	-	-	-
Managed Sectors Series (MSS)	-	-	-
Massachusetts Investors Growth Stock S Class (M1B)	76,718	652,634	744,927
Massachusetts Investors Growth Stock Series (MIS)	477,664	4,283,474	4,671,551
Massachusetts Investors Trust S Class (MFL)	233,978	6,623,428	7,009,985
Massachusetts Investors Trust Series (MIT)	896,906	27,244,647	27,041,709
Mid Cap Growth S Class (MC1)	66,293	338,573	392,453
Mid Cap Value S Class (MCV)	38,617	405,603	450,271
Money Market S Class (MM1)	6,032,904	6,032,904	6,032,904
Money Market Series (MMS)	5,706,293	5,706,293	5,706,293
New Discovery S Class (M1A)	272,458	3,476,999	3,866,178
New Discovery Series (NWD)	139,464	1,682,598	2,001,301
Research S Class (RE1)	7,529	100,526	127,473
Research Series (RES)	779,308	14,653,400	13,287,199

See notes to financial statements

Regatta (N.Y.), Regatta Gold (N.Y.), Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.), Regatta Masters Access (N.Y.), Regatta Masters Choice (N.Y.), Regatta Masters Reward (N.Y.), and Regatta Masters Select (N.Y.) Sub-Accounts Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Statements of Condition - December 31, 2005 - continued

MFS/Sun Life Series Trust - continued	Shares	Cost	Value
Research Growth and Income S Class (RG1)	2,737	$29,515	$41,298
Research Growth and Income Series (RGS)	165,425	2,116,361	2,506,185
Research International S Class (RI1)	169,979	2,364,842	2,823,350
Research International Series (RSS)	91,296	1,053,058	1,528,297
Strategic Growth S Class (SG1)	139,811	989,534	1,075,147
Strategic Growth Series (SGS)	40,575	287,436	314,458
Strategic Income S Class (SI1)	14,128	146,817	150,317
Strategic Income Series (SIS)	157,315	1,702,486	1,684,849
Strategic Value S Class (SVS)	11,558	115,236	117,542
Total Return S Class (MFJ)	3,058,750	56,695,449	58,024,496
Total Return Series (TRS)	1,932,978	33,843,517	36,919,889
Utilities S Class (MFE)	23,408	337,513	421,576
Utilities Series (UTS)	544,738	7,062,142	9,870,657
Value S Class (MV1)	88,602	1,193,348	1,436,246
Value Series (MVS)	413,832	5,282,467	6,745,458
Oppenheimer Variable Account Funds
Capital Appreciation Fund (OCA)	40,623	1,402,346	1,553,023
Global Securities Fund (OGG)	14,030	411,139	465,228
Main St. Growth and Income Fund (OMG)	785,263	15,885,852	16,985,237
Main St. Small Cap Growth Fund (OMS)	18,267	273,807	311,642
PIMCO Variable Insurance Trust
Emerging Markets Bond Portfolio (PMB)	18,299	244,543	249,962
Low Duration Portfolio (PLD)	1,752,460	17,943,869	17,682,317
Real Return Bond Portfolio (PRR)	175,062	2,257,618	2,221,542
Total Return Bond Portfolio (PTR)	227,842	2,379,069	2,333,104
Sun Capital Advisers Trust
All Cap S Class (SSA)	977	11,721	10,453
Investment Grade Bond S Class (IGB)	10,296	102,777	100,797
Real Estate Fund S Class (SRE)	142,315	2,723,765	2,842,031
Real Estate Fund (SC3)	31,358	499,255	589,534
Sun Capital Money Market S Class (CMM)	18,897	18,897	18,897
		$336,634,454	$351,532,662
Liability:
Payable to Sponsor			(503,772)
Net Assets			$351,028,890

Net Assets Applicable to Contract Owners:	Applicable to Owners of		Reserve for
	Deferred Variable Annuity Contracts		Variable
	Units	Value	Annuities	Total
Consolidated Regatta Contracts:
Franklin Templeton Variable Insurance Products Trust
FMS	36,128	$512,537	$-	$512,537
FTG	9,583	160,657	-	160,657
FTI	1,001,875	15,071,971	-	15,071,971
FVS	22,483	373,043	-	373,043
Liberty Variable Investment Trust
WTF	1,554	17,871	-	17,871
Lord Abbett Series Fund, Inc.
LAV	8,046	100,042	-	100,042
LA1	879,242	11,598,746	-	11,598,746
LA9	159,566	1,830,266	-	1,830,266
LA2	133,865	2,020,469	-	2,020,469

See notes to financial statements

Regatta (N.Y.), Regatta Gold (N.Y.), Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.), Regatta Masters Access (N.Y.), Regatta Masters Choice (N.Y.), Regatta Masters Reward (N.Y.), and Regatta Masters Select (N.Y.) Sub-Accounts Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Statements of Condition - December 31, 2005 - continued
Applicable to Owners of			Reserve for
Deferred Variable Annuity Contracts			Variable
Units		Value	Annuities	Total
MFS/Sun Life Series Trust:
MF7	47,319	$541,384	$-	$541,384
BDS	163,530	2,282,719	-	2,282,719
MFD	18,561	192,046	-	192,046
CAS	1,225,268	19,100,265	37,019	19,137,284
CO1	3,422	44,845	-	44,845
COS	184,033	2,447,558	-	2,447,558
MFF	21,068	262,983	-	262,983
EGS	610,176	9,227,653	53,018	9,280,671
EM1	6,181	141,368	-	141,368
FCE	84,999	1,409,939	43,187	1,453,126
GG1	441	5,888	-	5,888
GGS	81,491	1,283,646	-	1,283,646
GG2	4,395	63,039	-	63,039
GGR	304,648	6,389,086	86,873	6,475,959
GT2	20,792	297,996	-	297,996
GTR	237,423	4,682,148	115,805	4,797,953
MFK	899,358	9,243,056	-	9,243,056
GSS	462,759	7,227,128	70,469	7,297,597
MFC	203,374	2,467,430	-	2,467,430
HYS	410,540	6,370,583	15,784	6,386,367
IG1	3,758	61,815	-	61,815
FCG	113,047	1,690,938	78,943	1,769,881
MI1	6,616	119,127	-	119,127
MII	155,225	3,283,265	58,644	3,341,909
MS1	-	-	-	-
MSS	-	-	-	-
M1B	64,029	744,927	-	744,927
MIS	555,446	4,598,354	63,247	4,661,601
MFL	544,820	7,009,985	-	7,009,985
MIT	1,453,559	26,553,709	357,382	26,911,091
MC1	28,801	392,453	-	392,453
MCV	28,705	450,271	-	450,271
MM1	612,159	6,032,904	-	6,032,904
MMS	455,219	5,605,697	57,006	5,662,703
M1A	308,542	3,866,178	-	3,866,178
NWD	137,801	1,966,852	31,853	1,998,705
RE1	10,280	127,473	-	127,473
RES	824,261	13,275,437	12,727	13,288,164
RG1	3,460	41,298	-	41,298
RGS	174,420	2,493,534	13,693	2,507,227
RI1	171,687	2,823,350	-	2,823,350
RSS	97,912	1,528,297	-	1,528,297
SG1	86,895	1,075,147	-	1,075,147
SGS	45,047	259,919	55,382	315,301
SI1	12,321	150,317	-	150,317
SIS	127,158	1,684,849	-	1,684,849
SVS	8,755	117,542	-	117,542
MFJ	4,829,607	58,024,496	-	58,024,496
TRS	1,702,854	36,272,455	434,493	36,706,948
MFE	23,573	421,576	-	421,576

See notes to financial statements

Regatta (N.Y.), Regatta Gold (N.Y.), Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.), Regatta Masters Access (N.Y.), Regatta Masters Choice (N.Y.), Regatta Masters Reward (N.Y.), and Regatta Masters Select (N.Y.) Sub-Accounts Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Statements of Condition - December 31, 2005 - continued
Applicable to Owners of			Reserve for
Deferred Variable Annuity Contracts			Variable
Units		Value	Annuities	Total
MFS/Sun Life Series Trust - continued
UTS	356,174	$9,775,525	$86,130	$9,861,655
MV1	106,028	1,436,246	-	1,436,246
MVS	461,544	6,743,170	-	6,743,170
Oppenheimer Variable Account Fund
OCA	119,613	1,553,023	-	1,553,023
OGG	34,077	465,228	-	465,228
OMG	1,349,644	16,985,237	-	16,985,237
OMS	18,961	311,642	-	311,642
PIMCO Variable Insurance Trust
PMB	13,934	249,962	-	249,962
PLD	1,778,199	17,682,317	-	17,682,317
PRR	201,615	2,221,542	-	2,221,542
PTR	217,983	2,333,104	-	2,333,104
Sun Capital Advisers Trust
SSA	966	10,453	-	10,453
IGB	9,809	100,797	-	100,797
SRE	214,281	2,842,031	-	2,842,031
SC3	31,220	589,534	-	589,534
CMM	1,879	18,897	-	18,897
Net Assets		$349,357,235	$1,671,655	$351,028,890

See notes to financial statements

Regatta (N.Y.), Regatta Gold (N.Y.), Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.), Regatta Masters Access (N.Y.), Regatta Masters Choice (N.Y.), Regatta Masters Reward (N.Y.), and Regatta Masters Select (N.Y.) Sub-Accounts Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Statements of Operations - Year Ended December 31, 2005
	FMS Sub-Account	FTG Sub-Account	FTI Sub-Account	FVS Sub-Account

Income and Expenses:
Dividend income	$3,208	$1,175	$104,127	$2,401
Mortality and expense risk charges	(5,622)	(1,466)	(154,341)	(5,111)
Distribution and administrative expense charges	(675)	(176)	(18,521)	(613)
Net investment income (loss)	$(3,089)	$(467)	$(68,735)	$(3,323)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$8,652	$1,084	$201,585	$13,016
Realized gain distributions	1,202	-	-	1,942
Net realized gains (losses)	$9,854	$1,084	$201,585	$14,958

Net unrealized appreciation (depreciation) on investments:
End of year	$42,970	$10,386	$1,583,737	$45,129
Beginning of year	13,794	1,408	689,172	33,354
Change in unrealized appreciation (depreciation)	$29,176	$8,978	$894,565	$11,775

Realized and unrealized gains (losses)	$39,030	$10,062	$1,096,150	$26,733
Increase (Decrease) in net assets from operations	$35,941	$9,595	$1,027,415	$23,410

	WTF Sub-Account (h)	LAV Sub-Account	LA1 Sub-Account	LA9 Sub-Account

Income and Expenses:
Dividend income	$-	$330	$108,431	$-
Mortality and expense risk charges	(62)	(1,657)	(133,309)	(17,680)
Distribution and administrative expense charges	(8)	(199)	(15,997)	(2,121)
Net investment income (loss)	$(70)	$(1,526)	$(40,875)	$(19,801)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$173	$1,479	$202,015	$6,906
Realized gain distributions	-	338	662,500	23,669
Net realized gains (losses)	$173	$1,817	$864,515	$30,575

Net unrealized appreciation (depreciation) on investments:
End of year	$735	$11,044	$26,770	$110,691
Beginning of year	-	6,757	565,163	57,935
Change in unrealized appreciation (depreciation)	$735	$4,287	$(538,393)	$52,756

Realized and unrealized gains (losses)	$908	$6,104	$326,122	$83,331
Increase (Decrease) in net assets from operations	$838	$4,578	$285,247	$63,530

(h) for the period April 25, 2005 (commencement of operations) through December 31, 2005.

See notes to financial statements

Regatta (N.Y.), Regatta Gold (N.Y.), Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.), Regatta Masters Access (N.Y.), Regatta Masters Choice (N.Y.), Regatta Masters Reward (N.Y.), and Regatta Masters Select (N.Y.) Sub-Accounts Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Statements of Operations - Year Ended December 31, 2005 - continued
	LA2 Sub-Account	MF7 Sub-Account	BDS Sub-Account	MFD Sub-Account

Income and Expenses:
Dividend income	$8,518	$31,086	$150,563	$718
Mortality and expense risk charges	(23,815)	(8,551)	(30,133)	(2,572)
Distribution and administrative expense charges	(2,858)	(1,026)	(3,616)	(309)
Net investment income (loss)	$(18,155)	$21,509	$116,814	$(2,163)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$98,171	$(1,066)	$(1,262)	$6,950
Realized gain distributions	116,385	9,082	42,278	-
Net realized gains (losses)	$214,556	$8,016	$41,016	$6,950

Net unrealized appreciation (depreciation) on investments:
End of year	$63,060	$(23,968)	$(94,884)	$21,074
Beginning of year	147,061	6,536	56,433	27,160
Change in unrealized appreciation (depreciation)	$(84,001)	$(30,504)	$(151,317)	$(6,086)

Realized and unrealized gains (losses)	$130,555	$(22,488)	$(110,301)	$864
Increase (Decrease) in net assets from operations	$112,400	$(979)	$6,513	$(1,299)

	CAS Sub-Account	CO1 Sub-Account	COS Sub-Account	MFF Sub-Account

Income and Expenses:
Dividend income	$127,369	$636	$28,306	$-
Mortality and expense risk charges	(245,890)	(950)	(35,979)	(2,760)
Distribution and administrative expense charges	(29,507)	(114)	(4,317)	(331)
Net investment income (loss)	$(148,028)	$(428)	$(11,990)	$(3,091)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$(2,429,197)	$12,809	$(287,365)	$3,371
Realized gain distributions	-	-	-	-
Net realized gains (losses)	$(2,429,197)	$12,809	$(287,365)	$3,371

Net unrealized appreciation (depreciation) on investments:
End of year	$(705,997)	$1,919	$73,464	$40,504
Beginning of year	(3,431,731)	13,855	(217,274)	21,730
Change in unrealized appreciation (depreciation)	$2,725,734	$(11,936)	$290,738	$18,774

Realized and unrealized gains (losses)	$296,537	$873	$3,373	$22,145
Increase (Decrease) in net assets from operations	$148,509	$445	$(8,617)	$19,054

See notes to financial statements

Regatta (N.Y.), Regatta Gold (N.Y.), Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.), Regatta Masters Access (N.Y.), Regatta Masters Choice (N.Y.), Regatta Masters Reward (N.Y.), and Regatta Masters Select (N.Y.) Sub-Accounts Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Statements of Operations - Year Ended December 31, 2005 - continued
	EGS Sub-Account	EM1 Sub-Account	FCE Sub-Account	GG1 Sub-Account

Income and Expenses:
Dividend income	$-	$543	$6,094	$625
Mortality and expense risk charges	(119,922)	(1,407)	(11,217)	(92)
Distribution and administrative expense charges	(14,391)	(169)	(1,346)	(11)
Net investment income (loss)	$(134,313)	$(1,033)	$(6,469)	$522

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$(2,670,559)	$7,422	$119,504	$109
Realized gain distributions	-	397	3,306	35
Net realized gains (losses)	$(2,670,559)	$7,819	$122,810	$144

Net unrealized appreciation (depreciation) on investments:
End of year	$(1,581,481)	$61,707	$324,949	$(907)
Beginning of year	(5,048,427)	37,060	143,425	395
Change in unrealized appreciation (depreciation)	$3,466,946	$24,647	$181,524	$(1,302)

Realized and unrealized gains (losses)	$796,387	$32,466	$304,334	$(1,158)
Increase (Decrease) in net assets from operations	$662,074	$31,433	$297,865	$(636)

	GGS Sub-Account	GG2 Sub-Account	GGR Sub-Account	GT2 Sub-Account

Income and Expenses:
Dividend income	$158,712	$127	$31,167	$11,684
Mortality and expense risk charges	(18,748)	(863)	(81,000)	(4,151)
Distribution and administrative expense charges	(2,250)	(104)	(9,720)	(498)
Net investment income (loss)	$137,714	$(840)	$(59,553)	$7,035

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$8,280	$1,889	$(183,224)	$9,050
Realized gain distributions	8,745	-	-	18,174
Net realized gains (losses)	$17,025	$1,889	$(183,224)	$27,224

Net unrealized appreciation (depreciation) on investments:
End of year	$(124,317)	$11,953	$1,305,513	$38,920
Beginning of year	168,660	8,017	548,581	66,340
Change in unrealized appreciation (depreciation)	$(292,977)	$3,936	$756,932	$(27,420)

Realized and unrealized gains (losses)	$(275,952)	$5,825	$573,708	$(196)
Increase (Decrease) in net assets from operations	$(138,238)	$4,985	$514,155	$6,839

See notes to financial statements

Regatta (N.Y.), Regatta Gold (N.Y.), Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.), Regatta Masters Access (N.Y.), Regatta Masters Choice (N.Y.), Regatta Masters Reward (N.Y.), and Regatta Masters Select (N.Y.) Sub-Accounts Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Statements of Operations - Year Ended December 31, 2005 - continued
	GTR Sub- Account	MFK Sub- Account	GSS Sub- Account	MFC Sub- Account

Income and Expenses:
Dividend income	$219,091	$305,552	$397,997	$147,057
Mortality and expense risk charges	(61,922)	(118,116)	(102,135)	(29,937)
Distribution and administrative expense charges	(7,431)	(14,174)	(12,256)	(3,592)
Net investment income (loss)	$149,738	$173,262	$283,606	$113,528

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$229,221	$(23,203)	$(77,768)	$179
Realized gain distributions	323,364	-	-	-
Net realized gains (losses)	$552,585	$(23,203)	$(77,768)	$179

Net unrealized appreciation (depreciation) on investments:
End of year	$623,043	$(156,586)	$(307,767)	$(41,178)
Beginning of year	1,207,225	(17,308)	(178,662)	61,998
Change in unrealized appreciation (depreciation)	$(584,182)	$(139,278)	$(129,105)	$(103,176)

Realized and unrealized gains (losses)	$(31,597)	$(162,481)	$(206,873)	$(102,997)
Increase (Decrease) in net assets from operations	$118,141	$10,781	$76,733	$10,531

	HYS Sub- Account	IG1 Sub- Account	FCG Sub- Account	MI1 Sub- Account

Income and Expenses:
Dividend income	$662,003	$400	$16,013	$1,106
Mortality and expense risk charges	(94,153)	(764)	(19,994)	(1,597)
Distribution and administrative expense charges	(11,298)	(92)	(2,399)	(192)
Net investment income (loss)	$556,552	$(456)	$(6,380)	$(683)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$(33,766)	$1,650	$82,929	$16,013
Realized gain distributions	-	-	-	2,300
Net realized gains (losses)	$(33,766)	$1,650	$82,929	$18,313

Net unrealized appreciation (depreciation) on investments:
End of year	$177,320	$17,270	$538,186	$32,997
Beginning of year	667,779	11,336	400,107	37,563
Change in unrealized appreciation (depreciation)	$(490,459)	$5,934	$138,079	$(4,566)

Realized and unrealized gains (losses)	$(524,225)	$7,584	$221,008	$13,747
Increase (Decrease) in net assets from operations	$32,327	$7,128	$214,628	$13,064

See notes to financial statements

Regatta (N.Y.), Regatta Gold (N.Y.), Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.), Regatta Masters Access (N.Y.), Regatta Masters Choice (N.Y.), Regatta Masters Reward (N.Y.), and Regatta Masters Select (N.Y.) Sub-Accounts Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Statements of Operations - Year Ended December 31, 2005 - continued

	MII Sub- Account	MS1 Sub- Account	MSS Sub- Account	M1B Sub- Account

Income and Expenses:
Dividend income	$33,669	$76	$28,057	$2,101
Mortality and expense risk charges	(37,322)	(106)	(18,984)	(11,575)
Distribution and administrative expense charges	(4,479)	(13)	(2,278)	(1,389)
Net investment income (loss)	$(8,132)	$(43)	$6,795	$(10,863)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$102,477	$1,033	$(1,452,720)	$11,993
Realized gain distributions	59,516	-	-	-
Net realized gains (losses)	$161,993	$1,033	$(1,452,720)	$11,993

Net unrealized appreciation (depreciation) on investments:
End of year	$991,634	$-	$-	$92,293
Beginning of year	739,898	2,956	(1,045,988)	76,222
Change in unrealized appreciation (depreciation)	$251,736	$(2,956)	$1,045,988	$16,071

Realized and unrealized gains (losses)	$413,729	$(1,923)	$(406,732)	$28,064
Increase (Decrease ) in net assets from operations	$405,597	$(1,966)	$(399,937)	$17,201

	MIS Sub- Account	MFL Sub- Account	MIT Sub- Account	MC1 Sub- Account

Income and Expenses:
Dividend income	$26,146	$26,445	$281,495	$-
Mortality and expense risk charges	(61,713)	(60,009)	(355,154)	(6,695)
Distribution and administrative expense charges	(7,406)	(7,201)	(42,618)	(804)
Net investment income (loss)	$(42,973)	$(40,765)	$(116,277)	$(7,499)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$(239,329)	$16,481	$(1,994,760)	$16,804
Realized gain distributions	-	-	-	-
Net realized gains (losses)	$(239,329)	$16,481	$(1,994,760)	$16,804

Net unrealized appreciation (depreciation) on investments:
End of year	$388,077	$386,557	$(202,938)	$53,880
Beginning of year	(25,105)	49,289	(3,992,639)	61,781
Change in unrealized appreciation (depreciation)	$413,182	$337,268	$3,789,701	$(7,901)

Realized and unrealized gains (losses)	$173,853	$353,749	$1,794,941	$8,903
Increase (Decrease) in net assets from operations	$130,880	$312,984	$1,678,664	$1,404

See notes to financial statements

Regatta (N.Y.), Regatta Gold (N.Y.), Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.), Regatta Masters Access (N.Y.), Regatta Masters Choice (N.Y.), Regatta Masters Reward (N.Y.), and Regatta Masters Select (N.Y.) Sub-Accounts Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Statements of Operations - Year Ended December 31, 2005 - continued

	MCV Sub- Account	MM1 Sub- Account	MMS Sub- Account	M1A Sub- Account

Income and Expenses:
Dividend income	$-	$126,106	$171,676	$-
Mortality and expense risk charges	(7,550)	(79,530)	(79,850)	(38,596)
Distribution and administrative expense charges	(906)	(9,544)	(9,582)	(4,631)
Net investment income (loss)	$(8,456)	$37,032	$82,244	$(43,227)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$14,403	$-	$-	$13,734
Realized gain distributions	57,030	-	-	-
Net realized gains (losses)	$71,433	$-	$-	$13,734

Net unrealized appreciation (depreciation) on investments:
End of year	$44,668	$-	$-	$389,179
Beginning of year	84,787	-	4	155,289
Change in unrealized appreciation (depreciation)	$(40,119)	$-	$(4)	$233,890

Realized and unrealized gains (losses)	$31,314	$-	$(4)	$247,624
Increase (Decrease) in net assets from operations	$22,858	$37,032	$82,240	$204,397

	NWD Sub- Account	RE1 Sub- Account	RES Sub- Account	RG1 Sub- Account

Income and Expenses:
Dividend income	$-	$378	$80,831	$180
Mortality and expense risk charges	(28,396)	(1,555)	(175,177)	(541)
Distribution and administrative expense charges	(3,407)	(187)	(21,021)	(65)
Net investment income (loss)	$(31,803)	$(1,364)	$(115,367)	$(426)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$14,379	$669	$(1,923,661)	$561
Realized gain distributions	-	-	-	-
Net realized gains (losses)	$14,379	$669	$(1,923,661)	$561

Net unrealized appreciation (depreciation) on investments:
End of year	$318,703	$26,947	$(1,366,201)	$11,783
Beginning of year	255,972	20,130	(4,271,189)	9,960
Change in unrealized appreciation (depreciation)	$62,731	$6,817	$2,904,988	$1,823

Realized and unrealized gains (losses)	$77,110	$7,486	$981,327	$2,384
Increase (Decrease) in net assets from operations	$45,307	$6,122	$865,960	$1,958

See notes to financial statements

Regatta (N.Y.), Regatta Gold (N.Y.), Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.), Regatta Masters Access (N.Y.), Regatta Masters Choice (N.Y.), Regatta Masters Reward (N.Y.), and Regatta Masters Select (N.Y.) Sub-Accounts Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Statements of Operations - Year Ended December 31, 2005 - continued

	RGS Sub- Account	RI1 Sub- Account	RSS Sub- Account	SG1 Sub- Account

Income and Expenses:
Dividend income	$18,140	$10,070	$10,922	$1,252
Mortality and expense risk charges	(32,157)	(30,015)	(17,684)	(17,584)
Distribution and administrative expense charges	(3,859)	(3,602)	(2,122)	(2,110)
Net investment income (loss)	$(17,876)	$(23,547)	$(8,884)	$(18,442)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$15,989	$77,756	$61,375	$21,208
Realized gain distributions	-	-	-	-
Net realized gains (losses)	$15,989	$77,756	$61,375	$21,208

Net unrealized appreciation (depreciation) on investments:
End of year	$389,824	$458,508	$475,239	$85,613
Beginning of year	267,324	194,690	316,975	93,343
Change in unrealized appreciation (depreciation)	$122,500	$263,818	$158,264	$(7,730)

Realized and unrealized gains (losses)	$138,489	$341,574	$219,639	$13,478
Increase (Decrease) in net assets from operations	$120,613	$318,027	$210,755	$(4,964)

	SGS Sub- Account	SI1 Sub- Account	SIS Sub- Account	SVS Sub- Account

Income and Expenses:
Dividend income	$1,364	$9,874	$117,233	$1,008
Mortality and expense risk charges	(3,975)	(2,128)	(20,748)	(1,884)
Distribution and administrative expense charges	(477)	(255)	(2,490)	(226)
Net investment income (loss)	$(3,088)	$7,491	$93,995	$(1,102)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$12,749	$420	$19,808	$(445)
Realized gain distributions	-	1,340	15,290	13,742
Net realized gains (losses)	$12,749	$1,760	$35,098	$13,297

Net unrealized appreciation (depreciation) on investments:
End of year	$27,022	$3,500	$(17,637)	$2,306
Beginning of year	37,841	12,732	103,894	18,410
Change in unrealized appreciation (depreciation)	$(10,819)	$(9,232)	$(121,531)	$(16,104)

Realized and unrealized gains (losses)	$1,930	$(7,472)	$(86,433)	$(2,807)
Increase (Decrease) in net assets from operations	$(1,158)	$19	$7,562	$(3,909)

See notes to financial statements

Regatta (N.Y.), Regatta Gold (N.Y.), Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.), Regatta Masters Access (N.Y.), Regatta Masters Choice (N.Y.), Regatta Masters Reward (N.Y.), and Regatta Masters Select (N.Y.) Sub-Accounts Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Statements of Operations - Year Ended December 31, 2005 - continued

	MFJ Sub- Account	TRS Sub- Account	MFE Sub- Account	UTS Sub- Account

Income and Expenses:
Dividend income	$957,368	$1,076,006	$2,280	$95,192
Mortality and expense risk charges	(674,422)	(493,162)	(5,236)	(119,242)
Distribution and administrative expense charges	(80,931)	(59,179)	(628)	(14,309)
Net investment income (loss)	$202,015	$523,665	$(3,584)	$(38,359)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$188,188	$636,213	$12,141	$(10,686)
Realized gain distributions	982,721	1,035,193	-	-
Net realized gains (losses)	$1,170,909	$1,671,406	$12,141	$(10,686)

Net unrealized appreciation (depreciation) on investments:
End of year	$1,329,047	$3,076,372	$84,063	$2,808,515
Beginning of year	2,036,556	4,648,397	44,693	1,337,808
Change in unrealized appreciation (depreciation)	$(707,509)	$(1,572,025)	$39,370	$1,470,707

Realized and unrealized gains (losses)	$463,400	$99,381	$51,511	$1,460,021
Increase (Decrease) in net assets from operations	$665,415	$623,046	$47,927	$1,421,662

	MV1 Sub- Account	MVS Sub- Account	OCA Sub- Account	OGG Sub- Account

Income and Expenses:
Dividend income	$15,489	$98,621	$9,779	$1,163
Mortality and expense risk charges	(21,221)	(87,605)	(23,750)	(3,747)
Distribution and administrative expense charges	(2,547)	(10,513)	(2,850)	(450)
Net investment income (loss)	$(8,279)	$503	$(16,821)	$(3,034)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$30,278	$327,230	$27,035	$4,101
Realized gain distributions	-	-	-	-
Net realized gains (losses)	$30,278	$327,230	$27,035	$4,101

Net unrealized appreciation (depreciation) on investments:
End of year	$242,898	$1,462,991	$150,677	$54,089
Beginning of year	203,641	1,434,241	110,003	15,725
Change in unrealized appreciation (depreciation)	$39,257	$28,750	$40,674	$38,364

Realized and unrealized gains (losses)	$69,535	$355,980	$67,709	$42,465
Increase (Decrease) in net assets from operations	$61,256	$356,483	$50,888	$39,431

See notes to financial statements

Regatta (N.Y.), Regatta Gold (N.Y.), Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.), Regatta Masters Access (N.Y.), Regatta Masters Choice (N.Y.), Regatta Masters Reward (N.Y.), and Regatta Masters Select (N.Y.) Sub-Accounts Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Statements of Operations - Year Ended December 31, 2005 - continued

	OMG Sub- Account	OMS Sub- Account	PMB Sub- Account	PLD Sub- Account

Income and Expenses:
Dividend income	$90,531	$-	$6,715	$367,393
Mortality and expense risk charges	(169,893)	(3,656)	(2,084)	(196,607)
Distribution and administrative expense charges	(20,387)	(439)	(250)	(23,593)
Net investment income (loss)	$(99,749)	$(4,095)	$4,381	$147,193

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$49,865	$3,768	$(80)	$(12,603)
Realized gain distributions	-	3,771	4,428	45,622
Net realized gains (losses)	$49,865	$7,539	$4,348	$33,019

Net unrealized appreciation (depreciation) on investments:
End of year	$1,099,385	$37,835	$5,419	$(261,552)
Beginning of year	399,128	15,545	111	(11,358)
Change in unrealized appreciation (depreciation)	$700,257	$22,290	$5,308	$(250,194)

Realized and unrealized gains (losses)	$750,122	$29,829	$9,656	$(217,175)
Increase (Decrease) in net assets from operations	$650,373	$25,734	$14,037	$(69,982)

	PRR Sub- Account	PTR Sub- Account	SSA Sub- Account (g)	IGB Sub- Account

Income and Expenses:
Dividend income	$57,839	$67,701	$-	$2,704
Mortality and expense risk charges	(32,507)	(31,493)	(23)	(986)
Distribution and administrative expense charges	(3,901)	(3,779)	(3)	(118)
Net investment income (loss)	$21,431	$32,429	$(26)	$1,600

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$2,688	$2,647	$(12)	$(6)
Realized gain distributions	23,767	36,381	1,411	828
Net realized gains (losses)	$26,455	$39,028	$1,399	$822

Net unrealized appreciation (depreciation) on investments:
End of year	$(36,076)	$(45,965)	$(1,268)	$(1,980)
Beginning of year	10,172	13,892	-	141
Change in unrealized appreciation (depreciation)	$(46,248)	$(59,857)	$(1,268)	$(2,121)

Realized and unrealized gains (losses)	$(19,793)	$(20,829)	$131	$(1,299)
Increase (Decrease) in net assets from operations	$1,638	$11,600	$105	$301

(g) fund available as of February 2, 2004 (commencement of operations) , first activity in 2005.

See notes to financial statements

Regatta (N.Y.), Regatta Gold (N.Y.), Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.), Regatta Masters Access (N.Y.), Regatta Masters Choice (N.Y.), Regatta Masters Reward (N.Y.), and Regatta Masters Select (N.Y.) Sub-Accounts Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Statements of Operations - Year Ended December 31, 2005 - continued

	SRE Sub- Account	SC3 Sub- Account	CMM Sub- Account (h)

Income and Expenses:
Dividend income	$25,235	$8,986	$90
Mortality and expense risk charges	(26,820)	(9,728)	(43)
Distribution and administrative expense charges	(3,218)	(1,167)	(5)
Net investment income (loss)	$(4,803)	$(1,909)	$42

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$46,241	$35,490	$-
Realized gain distributions	164,111	48,355	-
Net realized gains (losses)	$210,352	$83,845	$-

Net unrealized appreciation (depreciation) on investments:
End of year	$118,266	$90,279	$-
Beginning of year	128,970	128,025	-
Change in unrealized appreciation (depreciation)	$(10,704)	$(37,746)	$-

Realized and unrealized gains (losses)	$199,648	$46,099	$-
Increase (Decrease) in net assets from operations	$194,845	$44,190	$42

(h) for the period April 25, 2005 (commencement of operations) through December 31, 2005.

See notes to financial statements

Regatta (N.Y.), Regatta Gold (N.Y.), Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.), Regatta Masters Access (N.Y.), Regatta Masters Choice (N.Y.), Regatta Masters Reward (N.Y.), and Regatta Masters Select (N.Y.) Sub-Accounts Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Statements of Changes in Net Assets

	FMS		FTG		FTI		FVS		WTF
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2005	2004	2005	2004 (g)	2005	2004	2005	2004	2005 (h)	2004
Operations:
Net investment income (loss)	$(3,089)	$(922)	$(467)	$(64)	$(68,735)	$(26,524)	$(3,323)	$(1,950)	$(70)	$-
Net realized gains (losses)	9,854	265	1,084	47	201,585	23,366	14,958	1,580	173	-
Net unrealized gains (losses)	29,176	10,963	8,978	1,408	894,565	646,842	11,775	32,279	735	-
Increase (Decrease) in net assets from operations	$35,941	$10,306	$9,595	$1,391	$1,027,415	$643,684	$23,410	$31,909	$838	$-

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$257,231	$71,171	$119,190	$12,230	$7,410,537	$4,162,205	$88,887	$171,737	$12,482	$-
Net transfers between Sub-Accounts and Fixed Account	86,720	11,374	21,063	6,829	884,605	821,935	45,502	19,629	4,563	-
Withdrawals, surrenders, annuitizations and contract charges	(7,683)	(572)	(9,641)		(331,911)	(82,355)	(18,744)	(4,349)	(12)	-
Net accumulation activity	$336,268	$81,973	$130,612	$19,059	$7,963,231	$4,901,785	$115,645	$187,017	$17,033	$-

Annuitization Activity:
Annuitizations	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Annuity payments and contract charges	-	-	-	-	-	-	-	-	-	-
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	-	-	-	-	-	-	-	-	-	-
Net annuitization activity	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Increase (Decrease) in net assets from contract
owner transactions	$336,268	$81,973	$130,612	$19,059	$7,963,231	$4,901,785	$115,645	$187,017	$17,033	$-

Increase (Decrease) in net assets	$372,209	$92,279	$140,207	$20,450	$8,990,646	$5,545,469	$139,055	$218,926	$17,871	$-

Net Assets:
Beginning of year	$140,328	$48,049	$20,450	$-	$6,081,325	$535,856	$233,988	$15,062	$-	$-
End of year	$512,537	$140,328	$160,657	$20,450	$15,071,971	$6,081,325	$373,043	$233,988	$17,871	$-

Unit Transactions:
Beginning of year	10,733	3,938	1,307	-	427,612	41,808	15,053	1,158	-	-
Purchased	19,605	5,905	7,570	827	538,335	329,687	5,625	12,763	1,137	-
Transferred between Sub-Accounts and Fixed Accumulation Account	6,360	938	1,320	480	65,064	62,824	2,963	1,434	418	-
Withdrawn, Surrendered and Annuitized	(570)	(48)	(614)	-	(29,136)	(6,707)	(1,158)	(302)	(1)	-
End of year	36,128	10,733	9,583	1,307	1,001,875	427,612	22,483	15,053	1,554	-

(g) for the period February 2, 2004 (commencement of operations) through December 31, 2004.

(h) for the period April 25, 2005 (commencement of operations) through December 31, 2005.

See notes to financial statements

Regatta (N.Y.), Regatta Gold (N.Y.), Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.), Regatta Masters Access (N.Y.), Regatta Masters Choice (N.Y.), Regatta Masters Reward (N.Y.), and Regatta Masters Select (N.Y.) Sub-Accounts Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Statements of Changes in Net Assets - continued

	LAV		LA1		LA9		LA2		MF7
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Period Ended	Year Ended	Year Ended	Year Ended	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2005	2004 (g)	2005	2004	2005	2004 (g)	2005	2004	2005	2004
Operations:
Net investment income (loss)	$(1,526)	$75	$(40,875)	$(8,977)	$(19,801)	$(3,704)	$(18,155)	$(6,452)	$21,509	$19,493
Net realized gains (losses)	1,817	31	864,515	75,359	30,575	(110)	214,556	20,900	8,016	7,090
Net unrealized gains (losses)	4,287	6,757	(538,393)	494,634	52,756	57,935	(84,001)	146,257	(30,504)	(8,349)
Increase (Decrease) in net assets from operations	$4,578	$6,863	$285,247	$561,016	$63,530	$54,121	$112,400	$160,705	$(979)	$18,234

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$11,715	$94,781	$4,858,635	$4,328,946	$911,917	$450,721	$865,491	$1,116,476	$24,595	$181,568
Net transfers between Sub-Accounts and Fixed Account	20,135	8,658	(18,607)	1,134,695	262,097	112,538	(375,460)	199,117	(16,746)	46,879
Withdrawals, surrenders, annuitizations and contract charges	(46,688)	-	(376,560)	(114,781)	(20,638)	(4,020)	(50,154)	(15,305)	(2,985)	(12,246)
Net accumulation activity	$(14,838)	$103,439	$4,463,468	$5,348,860	$1,153,376	$559,239	$439,877	$1,300,288	$4,864	$216,201

Annuitization Activity:
Annuitizations	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Annuity payments and contract charges	-	-	-	-	-	-	-	-	-	-
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	-	-	-	-	-	-	-	-	-	-
Net annuitization activity	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Increase (Decrease) in net assets from contract owner transactions	$(14,838)	$103,439	$4,463,468	$5,348,860	$1,153,376	$559,239	$439,877	$1,300,288	$4,864	$216,201

Increase (Decrease) in net assets	$(10,260)	$110,302	$4,748,715	$5,909,876	$1,216,906	$613,360	$552,277	$1,460,993	$3,885	$234,435

Net Assets:
Beginning of year	$110,302	$-	$6,850,031	$940,155	$613,360	$-	$1,468,192	$7,199	$537,499	$303,064
End of year	$100,042	$110,302	$11,598,746	$6,850,031	$1,830,266	$613,360	$2,020,469	$1,468,192	$541,384	$537,499

Unit Transactions:
Beginning of year	9,342	-	512,793	74,789	55,012	-	101,211	581	46,528	27,267
Purchased	1,008	8,546	391,263	357,817	83,404	44,537	60,576	86,619	2,305	16,281
Transferred between Sub-Accounts and Fixed Accumulation Account	1,729	796	8,362	89,852	23,901	10,921	(24,036)	15,253	(1,264)	4,047
Withdrawn, Surrendered and Annuitized	(4,033)	-	(33,176)	(9,665)	(2,751)	(446)	(3,886)	(1,242)	(250)	(1,067)
End of year	8,046	9,342	879,242	512,793	159,566	55,012	133,865	101,211	47,319	46,528

(g) for the period February 2, 2004 (commencement of operations) through December 31, 2004.

See notes to financial statements

Regatta (N.Y.), Regatta Gold (N.Y.), Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.), Regatta Masters Access (N.Y.), Regatta Masters Choice (N.Y.), Regatta Masters Reward (N.Y.), and Regatta Masters Select (N.Y.) Sub-Accounts Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Statements of Changes in Net Assets - continued
	BDS		MFD		CAS		CO1		COS
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2005	2004	2005	2004	2005	2004	2005	2004	2005	2004
Operations:
Net investment income (loss)	$116,814	$134,876	$(2,163)	$(2,542)	$(148,028)	$(259,855)	$(428)	$(678)	$(11,990)	$(30,553)
Net realized gains (losses)	41,016	88,074	6,950	10,227	(2,429,197)	(5,293,911)	12,809	126	(287,365)	(520,271)
Net unrealized gains (losses)	(151,317)	(103,562)	(6,086)	7,817	2,725,734	7,282,894	(11,936)	6,020	290,738	896,685
Increase (Decrease) in net assets from operations	$6,513	$119,388	$(1,299)	$15,502	$148,509	$1,729,128	$445	$5,468	$(8,617)	$345,861

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$8,622	$43,362	$(1)	$2,279	$118,259	$36,560	$27,453	$11,250	$17,814	$2,193
Net transfers between Sub-Accounts and Fixed Account	121,267	53,528	14,507	43,588	3,632,146	(565,057)	(52,200)	6,184	(337,959)	(232,689)
Withdrawals, surrenders, annuitizations and contract charges	(464,374)	(447,174)	(2,309)	(65,324)	(3,914,590)	(3,253,858)	(11)	(24)	(595,416)	(306,802)
Net accumulation activity	$(334,485)	$(350,284)	$12,197	$(19,457)	$(164,185)	$(3,782,355)	$(24,758)	$17,410	$(915,561)	$(537,298)

Annuitization Activity:
Annuitizations	$-	$-	$-	$-	$18,592	$-	$-	$-	$-	$-
Annuity payments and contract charges	-	-	-	-	(4,095)	(468)	-	-	-	-
Net transfers between Sub-Accounts	-	-	-	-			-	-	-	-
Adjustments to annuity reserves	(19)	(64)	-	-	(480)	(7,388)	-	-	-	-
Net annuitization activity	$(19)	$(64)	$-	$-	$14,017	$(7,856)	$-	$-	$-	$-
Increase (Decrease) in net assets from contract owner transactions	$(334,504)	$(350,348)	$12,197	$(19,457)	$(150,168)	$(3,790,211)	$(24,758)	$17,410	$(915,561)	$(537,298)

Increase (Decrease) in net assets	$(327,991)	$(230,960)	$10,898	$(3,955)	$(1,659)	$(2,061,083)	$(24,313)	$22,878	$(924,178)	$(191,437)

Net Assets:
Beginning of year	$2,610,710	$2,841,670	$181,148	$185,103	$19,138,943	$21,200,026	$69,158	$46,280	$3,371,736	$3,563,173
End of year	$2,282,719	$2,610,710	$192,046	$181,148	$19,137,284	$19,138,943	$44,845	$69,158	$2,447,558	$3,371,736

Unit Transactions:
Beginning of year	187,739	214,107	17,339	19,323	1,218,785	1,472,691	6,354	4,851	254,152	298,753
Purchased	554	3,236	-	248	7,324	2,567	2,118	873	1,314	178
Transferred between Sub-Accounts and Fixed Accumulation Account	8,700	3,778	1,444	4,473	250,668	(36,605)	(5,049)	632	(25,923)	(19,386)
Withdrawn, Surrendered and Annuitized	(33,463)	(33,382)	(222)	(6,705)	(251,509)	(219,868)	(1)	(2)	(45,510)	(25,393)
End of year	163,530	187,739	18,561	17,339	1,225,268	1,218,785	3,422	6,354	184,033	254,152

See notes to financial statements

Regatta (N.Y.), Regatta Gold (N.Y.), Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.), Regatta Masters Access (N.Y.), Regatta Masters Choice (N.Y.), Regatta Masters Reward (N.Y.), and Regatta Masters Select (N.Y.) Sub-Accounts Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Statements of Changes in Net Assets - continued
	MFF		EGS		EM1		FCE		GG1
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2005	2004	2005	2004	2005	2004	2005	2004	2005	2004
Operations:
Net investment income (loss)	$(3,091)	$(1,741)	$(134,313)	$(159,589)	$(1,033)	$(505)	$(6,469)	$(2,158)	$522	$447
Net realized gains (losses)	3,371	1,094	(2,670,559)	(5,477,318)	7,819	2,721	122,810	83,896	144	(6)
Net unrealized gains (losses)	18,774	12,906	3,466,946	6,855,941	24,647	15,693	181,524	37,345	(1,302)	125
Increase (Decrease) in net assets from operations	$19,054	$12,259	$662,074	$1,219,034	$31,433	$17,909	$297,865	$119,083	$(636)	$566

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$94,566	$14,273	$34,415	$10,165	$8	$-	$104,506	$2,750	$-	$-
Net transfers between Sub-Accounts and Fixed Account	33,079	20,964	(609,331)	(329,355)	17,129	11,942	554,675	73,086	(4,759)	6,263
Withdrawals, surrenders, annuitizations and contract charges	(8,478)	(4,963)	(1,723,972)	(2,338,115)	(7)	(8)	(193,374)	(48,815)	(4)	(4)
Net accumulation activity	$119,167	$30,274	$(2,298,888)	$(2,657,305)	$17,130	$11,934	$465,807	$27,021	$(4,763)	$6,259

Annuitization Activity:
Annuitizations	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Annuity payments and contract charges	-	-	(8,304)	(7,833)	-	-	(1,827)	(1,309)	-	-
Net transfers between Sub-Accounts	-	-	-	-	-	-		-	-	-
Adjustments to annuity reserves	-	-	(1,149)	(1,275)	-	-	(226)	876	-	-
Net annuitization activity	$-	$-	$(9,453)	$(9,108)	$-	$-	$(2,053)	$(433)	$-	$-
Increase (Decrease) in net assets from contract owner transactions	$119,167	$30,274	$(2,308,341)	$(2,666,413)	$17,130	$11,934	$463,754	$26,588	$(4,763)	$6,259

Increase (Decrease) in net assets	$138,221	$42,533	$(1,646,267)	$(1,447,379)	$48,563	$29,843	$761,619	$145,671	$(5,399)	$6,825

Net Assets:
Beginning of year	$124,762	$82,229	$10,926,938	$12,374,317	$92,805	$62,962	$691,507	$545,836	$11,287	$4,462
End of year	$262,983	$124,762	$9,280,671	$10,926,938	$141,368	$92,805	$1,453,126	$691,507	$5,888	$11,287

Unit Transactions:
Beginning of year	10,936	8,002	773,079	978,305	5,451	4,623	53,476	55,647	770	329
Purchased	8,076	1,225	2,426	791	-		6,720	270	-	-
Transferred between Sub-Accounts and Fixed Accumulation Account	2,732	2,089	(43,640)	(26,752)	730	828	38,883	2,300	(329)	441
Withdrawn, Surrendered and Annuitized	(676)	(380)	(121,689)	(179,265)	-	-	(14,080)	(4,741)	-	-
End of year	21,068	10,936	610,176	773,079	6,181	5,451	84,999	53,476	441	770

See notes to financial statements

Regatta (N.Y.), Regatta Gold (N.Y.), Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.), Regatta Masters Access (N.Y.), Regatta Masters Choice (N.Y.), Regatta Masters Reward (N.Y.), and Regatta Masters Select (N.Y.) Sub-Accounts Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Statements of Changes in Net Assets - continued
	GGS		GG2		GGR		GT2		GTR
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2005	2004	2005	2004	2005	2004	2005	2004	2005	2004
Operations:
Net investment income (loss)	$137,714	$199,009	$(840)	$(391)	$(59,553)	$(63,696)	$7,035	$2,336	$149,738	$60,777
Net realized gains (losses)	17,025	69,543	1,889	226	(183,224)	(597,449)	27,224	2,531	552,585	48,830
Net unrealized gains (losses)	(292,977)	(140,142)	3,936	5,034	756,932	1,565,158	(27,420)	33,719	(584,182)	642,778
Increase (Decrease) in net assets from operations	$(138,238)	$128,410	$4,985	$4,869	$514,155	$904,013	$6,839	$38,586	$118,141	$752,385

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$21,487	$(65)	$10,800	$12,848	$48,043	$1,966	$-	$-	$51,916	$3,329
Net transfers between Sub-Accounts and Fixed Account	33,536	18,610	6,265	14,014	(94,105)	339,932	12,328	27,334	290,607	208,169
Withdrawals, surrenders, annuitizations and contract charges	(354,533)	(375,701)	(3,826)	(17)	(1,273,138)	(1,179,348)	(13,172)	(11,877)	(1,081,568)	(755,002)
Net accumulation activity	$(299,510)	$(357,156)	$13,239	$26,845	$(1,319,200)	$(837,450)	$(844)	$15,457	$(739,045)	$(543,504)

Annuitization Activity:
Annuitizations	$-	$-	$-	$-	$8,883	$-	$-	$-	$-	$-
Annuity payments and contract charges	-	-	-	-	(5,656)	(4,888)	-	-	(12,605)	(11,255)
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	33	(42)	-	-	(1,198)	(236)	-	-	(1,630)	1,351
Net annuitization activity	$33	$(42)	$-	$-	$2,029	$(5,124)	$-	$-	$(14,235)	$(9,904)
Increase (Decrease) in net assets from contract owner transactions	$(299,477)	$(357,198)	$13,239	$26,845	$(1,317,171)	$(842,574)	$(844)	$15,457	$(753,280)	$(553,408)

Increase (Decrease) in net assets	$(437,715)	$(228,788)	$18,224	$31,714	$(803,016)	$61,439	$5,995	$54,043	$(635,139)	$198,977

Net Assets:
Beginning of year	$1,721,361	$1,950,149	$44,815	$13,101	$7,278,975	$7,217,536	$292,001	$237,958	$5,433,092	$5,234,115
End of year	$1,283,646	$1,721,361	$63,039	$44,815	$6,475,959	$7,278,975	$297,996	$292,001	$4,797,953	$5,433,092

Unit Transactions:
Beginning of year	100,431	123,602	3,372	1,142	374,143	424,744	20,779	19,492	275,475	311,788
Purchased	1,366	-	770	1,034	2,349	144	-	-	2,645	205
Transferred between Sub-Accounts and Fixed	-	-	-	-	-	-	-	-	-	-
Accumulation Account	1,968	276	527	1,198	(5,946)	16,246	953	2,224	15,270	6,456
Withdrawn, Surrendered and Annuitized	(22,274)	(23,447)	(274)	(2)	(65,898)	(66,991)	(940)	(937)	(55,967)	(42,974)
End of year	81,491	100,431	4,395	3,372	304,648	374,143	20,792	20,779	237,423	275,475

See notes to financial statements

Regatta (N.Y.), Regatta Gold (N.Y.), Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.), Regatta Masters Access (N.Y.), Regatta Masters Choice (N.Y.), Regatta Masters Reward (N.Y.), and Regatta Masters Select (N.Y.) Sub-Accounts Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Statements of Changes in Net Assets - continued
	MFK		GSS		MFC		HYS		IG1
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2005	2004	2005	2004	2005	2004	2005	2004	2005	2004
Operations:
Net investment income (loss)	$173,262	$109,788	$283,606	$465,061	$113,528	$38,213	$556,552	$640,735	$(456)	$(567)
Net realized gains (losses)	(23,203)	(706)	(77,768)	(16,999)	179	11,136	(33,766)	(323,620)	1,650	8,063
Net unrealized gains (losses)	(139,278)	(34,769)	(129,105)	(208,727)	(103,176)	33,673	(490,459)	387,426	5,934	1,198
Increase (Decrease) in net assets from operations	$10,781	$74,313	$76,733	$239,335	$10,531	$83,022	$32,327	$704,541	$7,128	$8,694

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$3,265,060	$2,417,861	$45,584	$47,371	$963,928	$735,393	$34,456	$57,475	$-	$-
Net transfers between Sub-Accounts and Fixed Account	782,763	1,194,120	(594,865)	(1,380,074)	210,558	233,373	(806,815)	(370,061)	(2,764)	21,375
Withdrawals, surrenders, annuitizations and contract charges	(504,399)	(210,037)	(1,480,448)	(1,813,841)	(152,679)	(83,046)	(1,976,848)	(1,920,386)	(297)	(28,466)
Net accumulation activity	$3,543,424	$3,401,944	$(2,029,729)	$(3,146,544)	$1,021,807	$885,720	$(2,749,207)	$(2,232,972)	$(3,061)	$(7,091)

Annuitization Activity:
Annuitizations	$-	$-	$5,516	$-	$-	$-	$-	$-	$-	$-
Annuity payments and contract charges	-	-	(6,494)	(6,364)	-	-	(1,211)	(5,773)	-	-
Net transfers between Sub-Accounts	-	-	-	-	-	-		-	-	-
Adjustments to annuity reserves	-	-	(642)	(825)	-	-	(97)	(274)	-	-
Net annuitization activity	$-	$-	$(1,620)	$(7,189)	$-	$-	$(1,308)	$(6,047)	$-	$-
Increase (Decrease) in net assets from contract owner transactions	$3,543,424	$3,401,944	$(2,031,349)	$(3,153,733)	$1,021,807	$885,720	$(2,750,515)	$(2,239,019)	$(3,061)	$(7,091)

Increase (Decrease) in net assets	$3,554,205	$3,476,257	$(1,954,616)	$(2,914,398)	$1,032,338	$968,742	$(2,718,188)	$(1,534,478)	$4,067	$1,603

Net Assets:
Beginning of year	$5,688,851	$2,212,594	$9,252,213	$12,166,611	$1,435,092	$466,350	$9,104,555	$10,639,033	$57,748	$56,145
End of year	$9,243,056	$5,688,851	$7,297,597	$9,252,213	$2,467,430	$1,435,092	$6,386,367	$9,104,555	$61,815	$57,748

Unit Transactions:
Beginning of year	551,828	216,546	593,930	802,266	115,049	39,343	587,434	738,644	3,964	4,502
Purchased	322,714	239,101	2,789	3,249	83,403	63,544	2,144	3,978	-	-
Transferred between Sub-Accounts and Fixed Accumulation Account	76,949	117,019	(39,530)	(92,592)	18,500	19,116	(53,519)	(25,841)	(186)	1,663
Withdrawn, Surrendered and Annuitized	(52,133)	(20,838)	(94,430)	(118,993)	(13,578)	(6,954)	(125,519)	(129,347)	(20)	(2,201)
End of year	899,358	551,828	462,759	593,930	203,374	115,049	410,540	587,434	3,758	3,964

See notes to financial statements

Regatta (N.Y.), Regatta Gold (N.Y.), Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.), Regatta Masters Access (N.Y.), Regatta Masters Choice (N.Y.), Regatta Masters Reward (N.Y.), and Regatta Masters Select (N.Y.) Sub-Accounts Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Statements of Changes in Net Assets - continued
	FCG		MI1		MII		MS1		MSS
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2005	2004	2005	2004	2005	2004	2005	2004	2005	2004
Operations:
Net investment income (loss)	$(6,380)	$(12,115)	$(683)	$(895)	$(8,132)	$(14,259)	$(43)	$(426)	$6,795	$(74,823)
Net realized gains (losses)	82,929	5,307	18,313	2,924	161,993	48,145	1,033	1,653	(1,452,720)	(1,963,566)
Net unrealized gains (losses)	138,079	262,063	(4,566)	20,396	251,736	544,250	(2,956)	242	1,045,988	2,301,180
Increase (Decrease) in net assets from operations	$214,628	$255,255	$13,064	$22,425	$405,597	$578,136	$(1,966)	$1,469	$(399,937)	$262,791

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$5,418	$173	$-	$2,507	$450	$17,676	$-	$-	$(302)	$10,753
Net transfers between Sub-Accounts and Fixed Account	64,938	121,956	(6,258)	18,161	596,507	159,377	(23,000)	(7,627)	(4,793,275)	(59,874)
Withdrawals, surrenders, annuitizations and contract charges	(242,332)	(87,464)	(2,477)	(3)	(423,887)	(343,669)	-	1	(197,470)	(1,082,619)
Net accumulation activity	$(171,976)	$34,665	$(8,735)	$20,665	$173,070	$(166,616)	$(23,000)	$(7,626)	$(4,991,047)	$(1,131,740)

Annuitization Activity:
Annuitizations	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Annuity payments and contract charges	(3,875)	(3,241)	-	-	(8,816)	(7,378)	-	-	(1,576)	(4,680)
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	(549)	1,731	-	-	(1,020)	99	-	-	3,132	(490)
Net annuitization activity	$(4,424)	$(1,510)	$-	$-	$(9,836)	$(7,279)	$-	$-	$1,556	$(5,170)
Increase (Decrease) in net assets from contract owner transactions	$(176,400)	$33,155	$(8,735)	$20,665	$163,234	$(173,895)	$(23,000)	$(7,626)	$(4,989,491)	$(1,136,910)

Increase (Decrease) in net assets	$38,228	$288,410	$4,329	$43,090	$568,831	$404,241	$(24,966)	$(6,157)	$(5,389,428)	$(874,119)

Net Assets:
Beginning of year	$1,731,653	$1,443,243	$114,798	$71,708	$2,773,078	$2,368,837	$24,966	$31,123	$5,389,428	$6,263,547
End of year	$1,769,881	$1,731,653	$119,127	$114,798	$3,341,909	$2,773,078	$-	$24,966	$-	$5,389,428

Unit Transactions:
Beginning of year	125,684	127,528	7,212	5,662	145,667	158,834	2,429	3,173	354,963	436,205
Purchased	358	15		187	24	1,101	-	-	228	801
Transferred between Sub-Accounts and Fixed Accumulation Account	5,034	5,530	(459)	1,363	31,046	7,517	(2,429)	(744)	(341,577)	(4,753)
Withdrawn, Surrendered and Annuitized	(18,029)	(7,389)	(137)	-	(21,512)	(21,785)	-	-	(13,614)	(77,290)
End of year	113,047	125,684	6,616	7,212	155,225	145,667	-	2,429	-	354,963

See notes to financial statements

Regatta (N.Y.), Regatta Gold (N.Y.), Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.), Regatta Masters Access (N.Y.), Regatta Masters Choice (N.Y.), Regatta Masters Reward (N.Y.), and Regatta Masters Select (N.Y.) Sub-Accounts Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Statements of Changes in Net Assets - continued
	M1B		MIS		MFL		MIT		MC1
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2005	2004	2005	2004	2005	2004	2005	2004	2005	2004
Operations:
Net investment income (loss)	$(10,863)	$(11,072)	$(42,973)	$(74,505)	$(40,765)	$(2,296)	$(116,277)	$(109,005)	$(7,499)	$(7,026)
Net realized gains (losses)	11,993	3,184	(239,329)	(792,982)	16,481	10,769	(1,994,760)	(3,462,181)	16,804	7,346
Net unrealized gains (losses)	16,071	52,204	413,182	1,274,606	337,268	22,302	3,789,701	6,661,001	(7,901)	45,592
Increase (Decrease) in net assets from operations	$17,201	$44,316	$130,880	$407,119	$312,984	$30,775	$1,678,664	$3,089,815	$1,404	$45,912

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$47,172	$258,387	$30,679	$21,942	$3,897,969	$75,624	$112,016	$114,987	$3,075	$74,866
Net transfers between Sub-Accounts and Fixed Account	(42,671)	117,194	(262,221)	83,983	2,527,607	86,911	(714,766)	(965,637)	(42,621)	99,554
Withdrawals, surrenders, annuitizations and contract charges	(17,827)	(23,164)	(722,856)	(800,444)	(87,348)	(79,820)	(5,766,231)	(6,367,149)	(39,926)	(11,401)
Net accumulation activity	$(13,326)	$352,417	$(954,398)	$(694,519)	$6,338,228	$82,715	$(6,368,981)	$(7,217,799)	$(79,472)	$163,019

Annuitization Activity:
Annuitizations	$-	$-	$-	$-	$-	$-	$18,488	$-	$-	$-
Annuity payments and contract charges	-	-	(10,337)	(10,015)	-	-	(38,736)	(38,875)	-	-
Net transfers between Sub-Accounts	-	-	-	-	-	-		-	-	-
Adjustments to annuity reserves	-	-	(1,298)	(1,761)	-	-	(11,239)	(15,884)	-	-
Net annuitization activity	$-	$-	$(11,635)	$(11,776)	$-	$-	$(31,487)	$(54,759)	$-	$-
Increase (Decrease) in net assets from contract owner transactions	$(13,326)	$352,417	$(966,033)	$(706,295)	$6,338,228	$82,715	$(6,400,468)	$(7,272,558)	$(79,472)	$163,019

Increase (Decrease) in net assets	$3,875	$396,733	$(835,153)	$(299,176)	$6,651,212	$113,490	$(4,721,804)	$(4,182,743)	$(78,068)	$208,931

Net Assets:
Beginning of year	$741,052	$344,319	$5,496,754	$5,795,930	$358,773	$245,283	$31,632,895	$35,815,638	$470,521	$261,590
End of year	$744,927	$741,052	$4,661,601	$5,496,754	$7,009,985	$358,773	$26,911,091	$31,632,895	$392,453	$470,521

Unit Transactions:
Beginning of year	65,643	34,831	674,360	768,535	31,545	24,552	1,820,277	2,266,305	35,363	22,054
Purchased	3,949	22,671	3,900	2,722	320,431	6,576	5,530	7,702	227	5,632
Transferred between Sub-Accounts and Fixed Accumulation Account	(3,966)	10,319	(32,832)	9,037	202,044	8,464	(47,118)	(65,313)	(3,848)	8,574
Withdrawn, Surrendered and Annuitized	(1,597)	(2,178)	(89,982)	(105,934)	(9,200)	(8,047)	(325,130)	(388,417)	(2,941)	(897)
End of year	64,029	65,643	555,446	674,360	544,820	31,545	1,453,559	1,820,277	28,801	35,363

See notes to financial statements

Regatta (N.Y.), Regatta Gold (N.Y.), Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.), Regatta Masters Access (N.Y.), Regatta Masters Choice (N.Y.), Regatta Masters Reward (N.Y.), and Regatta Masters Select (N.Y.) Sub-Accounts Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Statements of Changes in Net Assets - continued
	MCV		MM1		MMS		M1A		NWD
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2005	2004	2005	2004	2005	2004	2005	2004	2005	2004
Operations:
Net investment income (loss)	$(8,456)	$(7,364)	$37,032	$(25,947)	$82,244	$(51,542)	$(43,227)	$(11,840)	$(31,803)	$(39,418)
Net realized gains (losses)	71,433	20,888	-	-	-	-	13,734	(1,189)	14,379	(107,118)
Net unrealized gains (losses)	(40,119)	61,448	-	-	(4)	4	233,890	125,624	62,731	284,130
Increase (Decrease) in net assets from operations	$22,858	$74,972	$37,032	$(25,947)	$82,240	$(51,538)	$204,397	$112,595	$45,307	$137,594

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$13,870	$75,040	$2,473,139	$2,215,902	$850,688	$258,494	$1,831,039	$980,960	$18,072	$7,543
Net transfers between Sub-Accounts and Fixed Account	(44,281)	72,524	709,470	1,862,542	1,164,586	1,408,660	391,318	225,910	(584,511)	140,786
Withdrawals, surrenders, annuitizations and contract charges	(36,501)	(12,231)	(936,152)	(1,370,276)	(3,948,123)	(5,810,154)	(58,401)	(14,837)	(374,128)	(318,948)
Net accumulation activity	$(66,912)	$135,333	$2,246,457	$2,708,168	$(1,932,849)	$(4,143,000)	$2,163,956	$1,192,033	$(940,567)	$(170,619)

Annuitization Activity:
Annuitizations	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Annuity payments and contract charges	-	-	-	-	(23,797)	(112,840)	-	-	(1,523)	(1,505)
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	-	-	-	-	(2,071)	(14,371)	-	-	(515)	(548)
Net annuitization activity	$-	$-	$-	$-	$(25,868)	$(127,211)	$-	$-	$(2,038)	$(2,053)
Increase (Decrease) in net assets from contract owner transactions	$(66,912)	$135,333	$2,246,457	$2,708,168	$(1,958,717)	$(4,270,211)	$2,163,956	$1,192,033	$(942,605)	$(172,672)

Increase (Decrease) in net assets	$(44,054)	$210,305	$2,283,489	$2,682,221	$(1,876,477)	$(4,321,749)	$2,368,353	$1,304,628	$(897,298)	$(35,078)

Net Assets:
Beginning of year	$494,325	$284,020	$3,749,415	$1,067,194	$7,539,180	$11,860,929	$1,497,825	$193,197	$2,896,003	$2,931,081
End of year	$450,271	$494,325	$6,032,904	$3,749,415	$5,662,703	$7,539,180	$3,866,178	$1,497,825	$1,998,705	$2,896,003

Unit Transactions:
Beginning of year	33,452	22,736	384,369	107,976	611,796	934,706	124,003	19,393	208,136	223,352
Purchased	937	5,754	253,894	226,456	33,025	20,593	157,851	86,656	1,338	573
Transferred between Sub-Accounts and Fixed	-	-	-	-	-	-	-	-	-	-
Accumulation Account	(3,229)	5,887	72,019	189,475	47,914	37,282	33,407	19,385	(43,812)	8,624
Withdrawn, Surrendered and Annuitized	(2,455)	(925)	(98,123)	(139,538)	(237,516)	(380,785)	(6,719)	(1,431)	(27,861)	(24,413)
End of year	28,705	33,452	612,159	384,369	455,219	611,796	308,542	124,003	137,801	208,136

See notes to financial statements

Regatta (N.Y.), Regatta Gold (N.Y.), Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.), Regatta Masters Access (N.Y.), Regatta Masters Choice (N.Y.), Regatta Masters Reward (N.Y.), and Regatta Masters Select (N.Y.) Sub-Accounts Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Statements of Changes in Net Assets - continued
	RE1		RES		RG1		RGS		RI1
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2005	2004	2005	2004	2005	2004	2005	2004	2005	2004
Operations:
Net investment income (loss)	$(1,364)	$(710)	$(115,367)	$(71,053)	$(426)	$(377)	$(17,876)	$(18,606)	$(23,547)	$(11,119)
Net realized gains (losses)	669	209	(1,923,661)	(1,707,794)	561	126	15,989	(20,207)	77,756	9,015
Net unrealized gains (losses)	6,817	11,467	2,904,988	3,780,456	1,823	4,812	122,500	368,101	263,818	166,153
Increase (Decrease) in net assets from operations	$6,122	$10,966	$865,960	$2,001,609	$1,958	$4,561	$120,613	$329,288	$318,027	$164,049

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$-	$17,106	$49,930	$9,525	$-	$1,139	$18,724	$5,945	$1,087,595	$790,702
Net transfers between Sub-Accounts and Fixed Account	21,485	10,995	(402,080)	(204,514)	(130)	(138)	120,609	64,712	77,027	184,225
Withdrawals, surrenders, annuitizations and contract charges	(1,158)	(1,990)	(2,604,053)	(2,334,841)	(1,054)	(1)	(557,008)	(204,067)	(37,224)	(16,746)
Net accumulation activity	$20,327	$26,111	$(2,956,203)	$(2,529,830)	$(1,184)	$1,000	$(417,675)	$(133,410)	$1,127,398	$958,181

Annuitization Activity:
Annuitizations	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Annuity payments and contract charges	-	-	(936)	(861)	-	-	(1,011)	(941)	-	-
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	-	-	33	76	-	-	23	72	-	-
Net annuitization activity	$-	$-	$(903)	$(785)	$-	$-	$(988)	$(869)	$-	$-
Increase (Decrease) in net assets from contract owner transactions	$20,327	$26,111	$(2,957,106)	$(2,530,615)	$(1,184)	$1,000	$(418,663)	$(134,279)	$1,127,398	$958,181

Increase (Decrease) in net assets	$26,449	$37,077	$(2,091,146)	$(529,006)	$774	$5,561	$(298,050)	$195,009	$1,445,425	$1,122,230

Net Assets:
Beginning of year	$101,024	$63,947	$15,379,310	$15,908,316	$40,524	$34,963	$2,805,277	$2,610,268	$1,377,925	$255,695
End of year	$127,473	$101,024	$13,288,164	$15,379,310	$41,298	$40,524	$2,507,227	$2,805,277	$2,823,350	$1,377,925

Unit Transactions:
Beginning of year	8,838	6,547	1,015,710	1,200,316	3,559	3,456	204,453	215,089	93,242	20,234
Purchased	-	1,395	3,177	716	-	115	1,402	478	75,297	60,182
Transferred between Sub-Accounts and Fixed	-	-	-	-	-	-	-	-	-	-
Accumulation Account	1,527	1,065	(26,461)	(15,240)	(11)	(12)	8,756	5,198	5,625	14,081
Withdrawn, Surrendered and Annuitized	(85)	(169)	(168,165)	(170,082)	(88)	-	(40,191)	(16,312)	(2,477)	(1,255)
End of year	10,280	8,838	824,261	1,015,710	3,460	3,559	174,420	204,453	171,687	93,242

See notes to financial statements

Regatta (N.Y.), Regatta Gold (N.Y.), Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.), Regatta Masters Access (N.Y.), Regatta Masters Choice (N.Y.), Regatta Masters Reward (N.Y.), and Regatta Masters Select (N.Y.) Sub-Accounts Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Statements of Changes in Net Assets - continued
	RSS		SG1		SGS		SI1		SIS
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2005	2004	2005	2004	2005	2004	2005	2004	2005	2004
Operations:
Net investment income (loss)	$(8,884)	$(10,186)	$(18,442)	$(17,509)	$(3,088)	$(5,457)	$7,491	$3,502	$93,995	$42,605
Net realized gains (losses)	61,375	(5,444)	21,208	12,251	12,749	(5,958)	1,760	3,066	35,098	32,885
Net unrealized gains (losses)	158,264	221,842	(7,730)	58,325	(10,819)	32,246	(9,232)	1,009	(121,531)	10,856
Increase (Decrease) in net assets from operations	$210,755	$206,212	$(4,964)	$53,067	$(1,158)	$20,831	$19	$7,577	$7,562	$86,346

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$2,092	$2,036	$48,355	$170,991	$14,194	$-	$-	$41	$7,242	$461
Net transfers between Sub-Accounts and Fixed Account	266,876	154,350	(19,243)	257,868	(49,586)	79,135	18,989	(8,116)	338,596	362,983
Withdrawals, surrenders, annuitizations and contract charges	(244,709)	(93,834)	(84,155)	(31,058)	(80,892)	(74,851)	(2,484)	(2,838)	(189,447)	(207,182)
Net accumulation activity	$24,259	$62,552	$(55,043)	$397,801	$(116,284)	$4,284	$16,505	$(10,913)	$156,391	$156,262

Annuitization Activity:
Annuitizations	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Annuity payments and contract charges	-	-	-	-	(2,788)	(2,520)	-	-	-	-
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	-	-	-	-	(669)	1,513	-	-	-	-
Net annuitization activity	$-	$-	$-	$-	$(3,457)	$(1,007)	$-	$-	$-	$-
Increase (Decrease) in net assets from contract owner transactions	$24,259	$62,552	$(55,043)	$397,801	$(119,741)	$3,277	$16,505	$(10,913)	$156,391	$156,262

Increase (Decrease) in net assets	$235,014	$268,764	$(60,007)	$450,868	$(120,899)	$24,108	$16,524	$(3,336)	$163,953	$242,608

Net Assets:
Beginning of year	$1,293,283	$1,024,519	$1,135,154	$684,286	$436,200	$412,092	$133,793	$137,129	$1,520,896	$1,278,288
End of year	$1,528,297	$1,293,283	$1,075,147	$1,135,154	$315,301	$436,200	$150,317	$133,793	$1,684,849	$1,520,896

Unit Transactions:
Beginning of year	95,205	90,141	91,082	57,155	65,477	75,193	10,974	11,880	115,341	103,290
Purchased	157	176	4,027	14,246	2,551	-	-	4	548	37
Transferred between Sub-Accounts and Fixed	-	-	-	-	-	-	-	-	-	-
Accumulation Account	19,464	12,737	(1,188)	22,361	(8,760)	4,068	1,553	(667)	25,706	28,298
Withdrawn, Surrendered and Annuitized	(16,914)	(7,849)	(7,026)	(2,680)	(14,221)	(13,784)	(206)	(243)	(14,437)	(16,284)
End of year	97,912	95,205	86,895	91,082	45,047	65,477	12,321	10,974	127,158	115,341

See notes to financial statements

Regatta (N.Y.), Regatta Gold (N.Y.), Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.), Regatta Masters Access (N.Y.), Regatta Masters Choice (N.Y.), Regatta Masters Reward (N.Y.), and Regatta Masters Select (N.Y.) Sub-Accounts Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Statements of Changes in Net Assets - continued
	SVS		MFJ		TRS		MFE		UTS
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2005	2004	2005	2004	2005	2004	2005	2004	2005	2004
Operations:
Net investment income (loss)	$(1,102)	$(1,639)	$202,015	$9,807	$523,665	$504,657	$(3,584)	$(233)	$(38,359)	$50,680
Net realized gains (losses)	13,297	2,859	1,170,909	86,441	1,671,406	(149,058)	12,141	374	(10,686)	(832,913)
Net unrealized gains (losses)	(16,104)	15,671	(707,509)	1,843,752	(1,572,025)	3,790,604	39,370	35,667	1,470,707	2,943,413
Increase (Decrease) in net assets from operations	$(3,909)	$16,891	$665,415	$1,940,000	$623,046	$4,146,203	$47,927	$35,808	$1,421,662	$2,161,180

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$7,789	$70,314	$26,583,112	$21,969,864	$151,308	$219,014	$66,521	$34,485	$44,941	$47,027
Net transfers between Sub-Accounts and Fixed Account	(26,653)	27,307	3,063,046	1,799,736	613,753	883,663	151,075	43,244	1,063,746	558,896
Withdrawals, surrenders, annuitizations and contract charges	(525)	(1,649)	(2,164,759)	(550,255)	(7,693,068)	(8,308,983)	(55,309)	(79)	(1,954,143)	(1,737,406)
Net accumulation activity	$(19,389)	$95,972	$27,481,399	$23,219,345	$(6,928,007)	$(7,206,306)	$162,287	$77,650	$(845,456)	$(1,131,483)

Annuitization Activity:
Annuitizations	$-	$-	$-	$-	$8,343	$-	$-	$-	$-	$-
Annuity payments and contract charges	-	-	-	-	(204,532)	(147,770)	-	-	(10,515)	(12,481)
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	-	-	-	-	(41,122)	(43,767)	-	-	(1,949)	(2,371)
Net annuitization activity	$-	$-	$-	$-	$(237,311)	$(191,537)	$-	$-	$(12,464)	$(14,852)
Increase (Decrease) in net assets from contract owner transactions	$(19,389)	$95,972	$27,481,399	$23,219,345	$(7,165,318)	$(7,397,843)	$162,287	$77,650	$(857,920)	$(1,146,335)

Increase (Decrease) in net assets	$(23,298)	$112,863	$28,146,814	$25,159,345	$(6,542,272)	$(3,251,640)	$210,214	$113,458	$563,742	$1,014,845

Net Assets:
Beginning of year	$140,840	$27,977	$29,877,682	$4,718,337	$43,249,220	$46,500,860	$211,362	$97,904	$9,297,913	$8,283,068
End of year	$117,542	$140,840	$58,024,496	$29,877,682	$36,706,948	$43,249,220	$421,576	$211,362	$9,861,655	$9,297,913

Unit Transactions:
Beginning of year	10,727	2,637	2,463,547	420,181	2,026,951	2,392,586	13,683	8,106	388,146	443,600
Purchased	559	5,519	2,295,650	1,997,652	6,501	11,674	3,954	2,447	1,408	2,412
Transferred between Sub-Accounts and Fixed	-	-	-	-	-	-	-	-	-	-
Accumulation Account	(2,485)	2,716	261,397	144,030	27,997	28,038	9,202	3,135	41,812	25,156
Withdrawn, Surrendered and Annuitized	(46)	(145)	(190,987)	(98,316)	(358,595)	(405,347)	(3,266)	(5)	(75,192)	(83,022)
End of year	8,755	10,727	4,829,607	2,463,547	1,702,854	2,026,951	23,573	13,683	356,174	388,146

See notes to financial statements

Regatta (N.Y.), Regatta Gold (N.Y.), Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.), Regatta Masters Access (N.Y.), Regatta Masters Choice (N.Y.), Regatta Masters Reward (N.Y.), and Regatta Masters Select (N.Y.) Sub-Accounts Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Statements of Changes in Net Assets - continued
	MV1		MVS		OCA		OGG		OMG
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2005	2004	2005	2004	2005	2004	2005	2004 (g)	2005	2004
Operations:
Net investment income (loss)	$(8,279)	$(6,054)	$503	$(5,289)	$(16,821)	$(16,210)	$(3,034)	$(578)	$(99,749)	$(40,336)
Net realized gains (losses)	30,278	4,287	327,230	144,438	27,035	14,135	4,101	459	49,865	2,219
Net unrealized gains (losses)	39,257	140,402	28,750	743,814	40,674	67,345	38,364	15,725	700,257	394,331
Increase (Decrease) in net assets from operations	$61,256	$138,635	$356,483	$882,963	$50,888	$65,270	$39,431	$15,606	$650,373	$356,214

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$103,227	$434,309	$18,546	$5,045	$280,156	$365,359	$303,617	$105,199	$8,670,855	$4,875,048
Net transfers between Sub-Accounts and Fixed Account	35,902	189,358	499,079	752,211	(14,161)	288,897	8,309	9,052	1,800,438	959,955
Withdrawals, surrenders, annuitizations and contract charges	(64,917)	(16,641)	(1,235,915)	(1,083,316)	(100,847)	(30,714)	(11,443)	(4,543)	(313,089)	(80,904)
Net accumulation activity	$74,212	$607,026	$(718,290)	$(326,060)	$165,148	$623,542	$300,483	$109,708	$10,158,204	$5,754,099

Annuitization Activity:
Annuitizations	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Annuity payments and contract charges	-	-	-	-	-	-	-	-	-	-
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	-	-	(141)	(289)	-	-	-	-	-	-
Net annuitization activity	$-	$-	$(141)	$(289)	$-	$-	$-	$-	$-	$-
Increase (Decrease) in net assets from contract owner transactions	$74,212	$607,026	$(718,431)	$(326,349)	$165,148	$623,542	$300,483	$109,708	$10,158,204	$5,754,099

Increase (Decrease) in net assets	$135,468	$745,661	$(361,948)	$556,614	$216,036	$688,812	$339,914	$125,314	$10,808,577	$6,110,313

Net Assets:
Beginning of year	$1,300,778	$555,117	$7,105,118	$6,548,504	$1,336,987	$648,175	$125,314	$	$6,176,660	$66,347
End of year	$1,436,246	$1,300,778	$6,743,170	$7,105,118	$1,553,023	$1,336,987	$465,228	$125,314	$16,985,237	$6,176,660

Unit Transactions:
Beginning of year	100,522	49,506	511,261	536,812	105,606	52,771	10,232		504,529	5,592
Purchased	7,463	36,544	1,304	399	22,879	31,926	24,069	9,759	728,607	424,616
Transferred between Sub-Accounts and Fixed	-	-	-	-	-	-	-	-	-	-
Accumulation Account	2,798	15,882	35,926	56,908	(827)	23,451	675	845	150,349	81,826
Withdrawn, Surrendered and Annuitized	(4,755)	(1,410)	(86,947)	(82,858)	(8,045)	(2,542)	(899)	(372)	(33,841)	(7,505)
End of year	106,028	100,522	461,544	511,261	119,613	105,606	34,077	10,232	1,349,644	504,529

(g) for the period February 2, 2004 (commencement of operations) through December 31, 2004.

See notes to financial statements

Regatta (N.Y.), Regatta Gold (N.Y.), Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.), Regatta Masters Access (N.Y.), Regatta Masters Choice (N.Y.), Regatta Masters Reward (N.Y.), and Regatta Masters Select (N.Y.) Sub-Accounts Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Statements of Changes in Net Assets - continued
	OMS		PMB		PLD		PRR		PTR
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2005	2004	2005	2004 (g)	2005	2004 (g)	2005	2004	2005	2004
Operations:
Net investment income (loss)	$(4,095)	$(861)	$4,381	$336	$147,193	$(12,319)	$21,431	$(3,022)	$32,429	$521
Net realized gains (losses)	7,539	759	4,348	1,341	33,019	22,658	26,455	27,615	39,028	23,545
Net unrealized gains (losses)	22,290	14,683	5,308	111	(250,194)	(11,358)	(46,248)	8,706	(59,857)	12,369
Increase (Decrease) in net assets from operations	$25,734	$14,581	$14,037	$1,788	$(69,982)	$(1,019)	$1,638	$33,299	$11,600	$36,435

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$133,684	$89,229	$154,917	$23,512	$8,412,763	$6,545,085	$1,623,121	$466,741	$728,092	$507,924
Net transfers between Sub-Accounts and Fixed Account	42,914	4,821	51,945	7,369	2,104,477	1,669,618	474,057	405,898	286,922	301,287
Withdrawals, surrenders, annuitizations and contract charges	(6,359)	(4,753)	(3,607)	1	(841,171)	(137,454)	(837,567)	(29,276)	(244,738)	(50,930)
Net accumulation activity	$170,239	$89,297	$203,255	$30,882	$9,676,069	$8,077,249	$1,259,611	$843,363	$770,276	$758,281

Annuitization Activity:
Annuitizations	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Annuity payments and contract charges	-	-	-	-	-	-	-	-	-	-
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	-	-	-	-	-	-	-	-	-	-
Net annuitization activity	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Increase (Decrease) in net assets from contract owner transactions	$170,239	$89,297	$203,255	$30,882	$9,676,069	$8,077,249	$1,259,611	$843,363	$770,276	$758,281

Increase (Decrease) in net assets	$195,973	$103,878	$217,292	$32,670	$9,606,087	$8,076,230	$1,261,249	$876,662	$781,876	$794,716

Net Assets:
Beginning of year	$115,669	$11,791	$32,670	$-	$8,076,230	$-	$960,293	$83,631	$1,551,228	$756,512
End of year	$311,642	$115,669	$249,962	$32,670	$17,682,317	$8,076,230	$2,221,542	$960,293	$2,333,104	$1,551,228

Unit Transactions:
Beginning of year	8,062	898	2,016	-	807,314	-	86,845	7,757	144,404	72,475
Purchased	8,494	7,099	9,129	1,556	853,709	655,489	151,801	42,971	69,311	48,676
Transferred between Sub-Accounts and Fixed Accumulation Account	2,823	361	2,998	460	211,242	166,594	43,410	38,836	27,604	28,102
Withdrawn, Surrendered and Annuitized	(418)	(296)	(209)	-	(94,066)	(14,769)	(80,441)	(2,719)	(23,336)	(4,849)
End of year	18,961	8,062	13,934	2,016	1,778,199	807,314	201,615	86,845	217,983	144,404

(g) for the period February 2, 2004 (commencement of operations) through December 31, 2004.

See notes to financial statements

Regatta (N.Y.), Regatta Gold (N.Y.), Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.), Regatta Masters Access (N.Y.), Regatta Masters Choice (N.Y.), Regatta Masters Reward (N.Y.), and Regatta Masters Select (N.Y.) Sub-Accounts Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Statements of Changes in Net Assets - continued
	SSA		IGB		SRE		SC3		CMM
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Period Ended	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended	Year Ended	Period Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2005 (g)	2004 (g)	2005	2004 (g)	2005	2004 (g)	2005	2004	2005 (h)	2004
Operations:
Net investment income (loss)	$(26)	$-	$1,600	$100	$(4,803)	$(5,473)	$(1,909)	$(797)	$42	$-
Net realized gains (losses)	1,399	-	822	(4)	210,352	3,788	83,845	44,202	-	-
Net unrealized gains (losses)	(1,268)	-	(2,121)	141	(10,704)	128,970	(37,746)	104,828	-	-
Increase (Decrease) in net assets from operations	$105	$-	$301	$237	$194,845	$127,285	$44,190	$148,233	$42	$-

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$540	$-	$92,500	$5,025	$1,500,529	$764,196	$6,579	$97,531	$16,420	$-
Net transfers between Sub-Accounts and Fixed Account	9,808	-	3,680	4,564	288,542	5,482	(51,179)	115,263	2,441	-
Withdrawals, surrenders, annuitizations and contract charges	-	-	(5,509)	(1)	(34,226)	(4,622)	(47,265)	(55,910)	(6)	-
Net accumulation activity	$10,348	$-	$90,671	$9,588	$1,754,845	$765,056	$(91,865)	$156,884	$18,855	$-

Annuitization Activity:
Annuitizations	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Annuity payments and contract charges	-	-	-	-	-	-	-	-	-	-
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	-	-	-	-	-	-	-	-	-	-
Net annuitization activity	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Increase (Decrease) in net assets from contract owner transactions	$10,348	$-	$90,671	$9,588	$1,754,845	$765,056	$(91,865)	$156,884	$18,855	$-

Increase (Decrease) in net assets	$10,453	$-	$90,972	$9,825	$1,949,690	$892,341	$(47,675)	$305,117	$18,897	$-

Net Assets:
Beginning of year	$-	$-	$9,825	$-	$892,341	$-	$637,209	$332,092	$-	$-
End of year	$10,453	$-	$100,797	$9,825	$2,842,031	$892,341	$589,534	$637,209	$18,897	$-

Unit Transactions:
Beginning of year	-	-	950	-	71,956	-	36,312	24,813	-	-
Purchased	51	-	9,032	498	122,784	72,008	400	7,072	1,636	-
Transferred between Sub-Accounts and Fixed Accumulation Account	915	-	356	452	23,463	441	(2,790)	8,324	244	-
Withdrawn, Surrendered and Annuitized	-	-	(529)	-	(3,922)	(493)	(2,702)	(3,897)	(1)	-
End of year	966	-	9,809	950	214,281	71,956	31,220	36,312	1,879	-

(g) for the period February 2, 2004 (commencement of operations) through December 31, 2004, Fund SSA first activity in 2005.

(h) for the period April 25, 2005 (commencement of operations) through December 31, 2005.

See notes to financial statements

Regatta (N.Y.), Regatta Gold (N.Y.), Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.), Regatta Masters Access (N.Y.), Regatta Masters Choice (N.Y.), Regatta Masters Reward (N.Y.) and Regatta Masters Select (N.Y.) Sub-Accounts Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Notes to Financial Statements

(1) Organization

Sun Life (N.Y.) Variable Account C (the ''Variable Account''), a separate account of Sun Life Insurance and Annuity Company of New York, the (''Sponsor'') (a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.)), was established on October 18, 1985 as a funding vehicle for the variable portion of Regatta (N.Y.) contracts, Regatta Gold (N.Y.) contracts, Regatta Extra (N.Y.) contracts, Regatta Masters Flex (N.Y.) contracts, Regatta Masters Extra (N.Y.) contracts, Regatta Masters Access (N.Y.) contracts, Regatta Masters Choice (N.Y.), Regatta Masters Reward (N.Y.), and Regatta Masters Select (N.Y.) contracts (collectively, the "Contracts") and certain other fixed and variable annuity contracts issued by the Sponsor. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust and exists in accordance with the regulations of the New York State Insurance Department.

The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account is invested in shares of a single corresponding investment portfolio of certain open-end mutual funds registered under the Investment Act of 1940. With respect to the Regatta (N.Y.) contracts, Regatta Gold (N.Y.) contracts, and Regatta Extra (N.Y.) contracts, the funds include MFS/Sun Life Series Trust (the "Series Trust"). With respect to the Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.) contracts, Regatta Masters Access (N.Y.) contracts, Regatta Masters Choice (N.Y.), Regatta Masters Reward (N.Y.), and Regatta Masters Select (N.Y.) contracts, the funds include Franklin Templeton Variable Insurance Products Trust, Liberty Variable Investment Trust, Lord Abbett Series Fund, Inc., the "Series Trust", Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust and Sun Capital Advisers Trust (collectively with the Series Trust, the "Funds").

Under applicable insurance law, the assets and liabilities of the Variable Account are clearly identified and distinguished from the Sponsor's other assets and liabilities. The portion of the Variable Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business the Sponsor may conduct.

(2) Significant Accounting Policies

General

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investment Valuations

Investments in shares of the Funds are recorded at their net asset value. The Funds value their investment securities at fair value. Transactions are recorded on a trade date basis. Realized gains and losses on sales of shares of the Funds are determined on the identified cost basis. Dividend income and capital gain distributions received by the Sub-Accounts are reinvested in additional Funds shares and are recognized on the ex-dividend date.

Regatta (N.Y.), Regatta Gold (N.Y.), Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.), Regatta Masters Access (N.Y.), Regatta Masters Choice (N.Y.), Regatta Masters Reward (N.Y.), and Regatta Masters Select (N.Y.) Sub-Accounts Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Notes to Financial Statements - continued

(2) Significant Accounting Policies - continued

Exchanges between Sub-Accounts requested by contract owners are recorded in the new Sub-Account upon receipt of the redemption proceeds.

Federal Income Tax Status

The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, investment income and capital gains earned by the Variable Account on contract owner reserves are not taxable, and therefore, no provision has been made for federal income taxes.

(3) Contract Charges and Related Party Transactions

A mortality and expense risk charge based on the value of the Variable Account is deducted from the Variable Account at the end of each valuation period for the mortality and expense risks assumed by the Sponsor. These deductions are transferred periodically to the Sponsor. Currently, the deduction is at an effective annual rate as follows:

	Level 1	Level 2	Level 3	Level 4	Level 5

Regatta (N.Y.) contracts	1.25%
Regatta Gold (N.Y.) contracts	1.25%
Regatta Extra (N.Y.) contracts	1.30%	1.45%
Regatta Masters Flex (N.Y.) contracts	1.30%	1.50%	1.70%	1.90%
Regatta Masters Extra (N.Y.) contracts	1.40%	1.60%	1.80%	2.00%
Regatta Masters Access (N.Y.) contracts	1.35%	1.55%	1.75%
Regatta Masters Choice (N.Y.) contracts	1.05%	1.25%	1.30%	1.45%	1.65%
Regatta Masters Reward (N.Y.) contracts	1.40%	1.60%	1.80%	2.00%
Regatta Masters Select (N.Y.) contracts	1.05%	1.25%	1.30%	1.45%	1.65%

Each year on the contract anniversary, an account administration fee (''Account Fee'') of $30 is deducted from each contract's accumulation account. After the annuity commencement date the Account Fee is deducted pro rata from each variable annuity payment made during the year. In addition, a deduction is made from the Variable Account at the end of each valuation period (during both the accumulation period and after annuity payments begin) at an effective annual rate of 0.15% of the daily net assets of the Variable Account. These charges are paid to the Sponsor to reimburse it for administrative expenses which exceed the revenues received from the Account Fee.

Massachusetts Financial Services Company is the investment adviser to the Series Trust. Sun Capital Advisers, Inc. is the investment adviser to Sun Capital Advisers Trust. Both are affiliates of the Sponsor and charge management fees at an effective annual rate ranging from .57% to 1.74% and 1.25% of the Funds' net assets, respectively.

The Sponsor does not deduct a sales charge from the purchase payments. However, a withdrawal charge (contingent deferred sales charge) of up to 6% of certain amounts withdrawn, when applicable, will be deducted to cover certain expenses relating to the sale of Regatta (N.Y.) and Regatta Gold (N.Y.) contracts; 8% for Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.), Regatta Masters Access (N.Y.) and Regatta Masters Choice (N.Y.); and for 7% for Regatta Masters Reward (N.Y.) and Regatta Masters Select (N.Y).

Regatta (N.Y.), Regatta Gold (N.Y.), Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.), Regatta Masters Access (N.Y.), Regatta Masters Choice (N.Y.), Regatta Masters Reward (N.Y.), and Regatta Masters Select (N.Y.) Sub-Accounts Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Notes to Financial Statements - continued

(3) Contract Charges and Related Party Transactions - continued

For the year ended December 31, 2005, the Sponsor received the following amounts related to the above mentioned contract and surrender charges. These charges are reflected in the ''Withdrawals, surrenders, annuitizations and contract charges'' line of the Statements of Changes in Net Assets.

	Contract Charges	Surrender Charges
Franklin Templeton Variable Insurance Products Trust
Franklin Mutual Shares Securities Fund	$50	$263
Templeton Growth Securities Fund Class 2	25
Templeton International Securities Fund	1,480	5,586
Franklin Small Cap Value Securities Fund	82	196
Liberty Variable Investment Trust
Wanger Select Fund
Lord Abbett Series Fund, Inc.
All Value Portfolio	18
Growth & Income Portfolio	1,533	4,210
Growth Opportunities	601	576
Mid-Cap Value	690	580
MFS/Sun Life Trust:
Bond S Class	152
Bond Series	952	324
Capital Appreciation S Class	63
Capital Appreciation Series	12,361	4,763
Capital Opportunities S Class	11
Capital Opportunities Series	1,910	1,483
Emerging Growth S Class	47	181
Emerging Growth Series	6,585	265
Emerging Markets Equity S Class	7
Emerging Markets Equity Series	462	3
Global Governments S Class	4
Global Governments Series	931	100
Global Growth S Class	34
Global Growth Series	3,038	3,630
Global Total Return S Class	48	0
Global Total Return Series	2,230	118
Government Securities S Class	1,574	11,304
Government Securities Series	3,858	2,564
High Yield S Class	1,122	2,412
High Yield Series	3,448	4,150
International Growth S Class	36	0
International Growth Series	631	410
International Investors Trust S Class	1,226	21
International Value S Class	3
Managed Sectors S Class	0
Managed Sectors Series	727	(241)
Massachusetts Investors Growth Stock S Class	261	211
Massachusetts Investors Growth Stock Series	2,320	2,349
Massachusetts Investors Trust S Class	702	2,446

Regatta (N.Y.), Regatta Gold (N.Y.), Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.), Regatta Masters Access (N.Y.), Regatta Masters Choice (N.Y.), Regatta Masters Reward (N.Y.), and Regatta Masters Select (N.Y.) Sub-Accounts Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Notes to Financial Statements - continued

(3) Contract Charges and Related Party Transactions - continued

	Contract Charges	Surrender Charges
MFS/Sun Life Series Trust - continued:
Massachusetts Investors Trust Series	$13,113	$19,398
Mid Cap Growth S Class	299	1,376
Mid Cap Value S Class	286	560
Money Market S Class	1,331	6,587
Money Market Series	3,958	5,883
New Discovery S Class	900	1,161
New Discovery Series	1,168	134
Research S Class	13
Research Series	8,308	553
Research Growth and Income S Class	896	241
Research Growth and Income Series	3
Research International S Class	513	1,200
Research International Series	479	9
Strategic Growth S Class	453	2,951
Strategic Growth Series	210
Strategic Income S Class	64
Strategic Income Series	396	388
Strategic Value S Class	36
Total Return S Class	8,849	48,624
Total Return Series	14,723	14,532
Utilities S Class	92
Utilities Series	3,148	4,430
Value S Class	303	45
Value Series	2,067	530
Oppenheimer Variable Account Funds
Capital Appreciation Fund	457	2,785
Global Securities Fund	35
Main St. Growth and Income Fund	1,131	5,543
Main St. Small Cap Growth Fund	42
PIMCO Variable Insurance Trust
Emerging Markets Bond Portfolio	5
Low Duration Portfolio	1,094	11,786
Real Return Bond Portfolio	401	331
Total Return Bond Portfolio	781	3,163
Sun Capital Advisers Trust
All Cap S Class
Investment Grade Bond S Class	15
Real Estate Fund S Class	605	578
Real Estate Fund	458	1,472
Sun Capital Money Market S Class

Regatta (N.Y.), Regatta Gold (N.Y.), Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.), Regatta Masters Access (N.Y.), Regatta Masters Choice (N.Y.), Regatta Masters Reward (N.Y.), and Regatta Masters Select (N.Y.) Sub-Accounts Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Notes to Financial Statements - continued

(4) Annuity Reserves

Annuity reserves are calculated using the 1983 Individual Annuitant Mortality Table and an assumed interest rate of 4% for Regatta (N.Y.) contracts and 3% for Regatta Gold (N.Y.) contracts with an annuity commencement date prior to January 1, 2000. Annuity reserves are calculated using the 2000 Individual Annuitant Mortality Table and an assumed interest rate of 4% for Regatta (N.Y.) contracts and 3% for Regatta Gold (N.Y.) and Regatta Extra (N.Y.) contracts with an annuity commencement date on or after January 1, 2000. Required adjustments to the reserves are accomplished by transfers to or from the Sponsor.

(5) Investment Purchases and Sales

The following table shows the aggregate cost of shares purchased and proceeds from the sales of shares of the Funds for each Sub-Account for the year ended December 31, 2005:

	Purchases	Sales
Franklin Templeton Variable Insurance Products Trust
Franklin Mutual Shares Securities Fund	$417,444	$83,063
Templeton Growth Securities Fund Class 2	141,131	10,986
Templeton International Securities Fund	9,092,751	1,198,255
Franklin Small Cap Value Securities Fund	175,595	61,331
Liberty Variable Investment Trust
Wanger Select Fund	19,100	2,137
Lord Abbett Series Fund, Inc.
All Value Portfolio	32,995	49,021
Growth & Income Portfolio	6,862,474	1,777,381
Growth Opportunities	1,242,870	85,625
Mid-Cap Value	1,261,717	723,611
MFS/Sun Life Series Trust:
Bond S Class	106,011	70,556
Bond Series	490,470	665,863
Capital Appreciation S Class	40,670	30,637
Capital Appreciation Series	5,016,274	5,313,990
Capital Opportunities S Class	29,557	54,743
Capital Opportunities Series	87,851	1,015,402
Emerging Growth S Class	135,778	19,702
Emerging Growth Series	71,472	2,512,976
Emerging Markets Equity S Class	30,274	13,781
Emerging Markets Equity Series	829,551	368,734
Global Governments S Class	660	4,866
Global Governments Series	255,595	408,646
Global Growth S Class	19,748	7,348
Global Growth Series	367,782	1,743,307
Global Total Return S Class	70,858	46,493
Global Total Return Series	934,847	1,213,394
Government Securities S Class	4,656,021	939,335
Government Securities Series	704,581	2,451,683

Regatta (N.Y.), Regatta Gold (N.Y.), Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.), Regatta Masters Access (N.Y.), Regatta Masters Choice (N.Y.), Regatta Masters Reward (N.Y.), and Regatta Masters Select (N.Y.) Sub-Accounts Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Notes to Financial Statements - continued

(5) Investment Purchases and Sales - continued

MFS/Sun Life Series Trust - continued:	Purchases	Sales
High Yield S Class	$1,395,088	$259,753
High Yield Series	746,219	2,940,085
International Growth S Class	1,811	5,329
International Growth Series	163,420	345,651
International Investors Trust S Class	31,750	38,869
International Value S Class	666,214	450,576
Managed Sectors S Class	77	23,119
Managed Sectors Series	58,050	5,043,878
Massachusetts Investors Growth Stock S Class	85,619	109,807
Massachusetts Investors Growth Stock Series	211,939	1,219,646
Massachusetts Investors Trust S Class	6,545,221	247,758
Massachusetts Investors Trust Series	871,695	7,377,200
Mid Cap Growth S Class	28,787	115,758
Mid Cap Value S Class	92,647	110,985
Money Market S Class	3,667,666	1,384,177
Money Market Series	3,534,400	5,408,807
New Discovery S Class	2,408,960	288,231
New Discovery Series	42,618	1,016,511
Research S Class	21,878	2,915
Research Series	296,697	3,369,204
Research Growth and Income S Class	183	1,793
Research Growth and Income Series	191,685	628,248
Research International S Class	1,458,913	355,063
Research International Series	346,469	331,095
Strategic Growth S Class	145,875	219,360
Strategic Growth Series	15,732	137,891
Strategic Income S Class	30,238	4,902
Strategic Income Series	569,350	303,674
Strategic Value S Class	22,879	29,628
Total Return S Class	32,091,197	3,425,063
Total Return Series	3,919,176	9,484,514
Utilities S Class	237,329	78,627
Utilities Series	1,470,049	2,364,380
Value S Class	228,643	162,710
Value Series	879,148	1,596,934
Oppenheimer Variable Account Funds
Capital Appreciation Fund	353,489	205,162
Global Securities Fund	321,467	24,018
Main St. Growth and Income Fund	10,867,306	808,851
Main St. Small Cap Growth Fund	206,979	37,064

Regatta (N.Y.), Regatta Gold (N.Y.), Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.), Regatta Masters Access (N.Y.), Regatta Masters Choice (N.Y.), Regatta Masters Reward (N.Y.), and Regatta Masters Select (N.Y.) Sub-Accounts Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Notes to Financial Statements - continued

(5) Investment Purchases and Sales - continued

	Purchases	Sales
PIMCO Variable Insurance Trust
Emerging Markets Bond Portfolio	$226,496	$14,431
Low Duration Portfolio	11,274,069	1,405,185
Real Return Bond Portfolio	2,597,131	1,292,322
Total Return Bond Portfolio	1,212,166	373,080
Sun Capital Advisers Trust
Sun Capital Money Marker S Class	11,758	25
Investment Grade Bond S Class	99,712	6,613
Real Estate Fund S Class	2,120,579	206,426
Real Estate Fund	92,571	137,989
Sun Capital Money Market S Class	33,187	14,290

Regatta (N.Y.), Regatta Gold (N.Y.), Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.), Regatta Masters Access (N.Y.), Regatta Masters Choice (N.Y.), Regatta Masters Reward (N.Y.), and Regatta Masters Select (N.Y.) Sub-Accounts Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Notes to Financial Statements - continued

(6) Financial Highlights

The summary of unit values, units outstanding for variable annuity contracts, net assets, investment income ratio, expense ratio's, excluding expenses of the underlying funds and the total return, for the years ended December 31, are as follows:
		At December 31					For year ended December 31
							Investment
			Unit Fair Value				Income	Expense Ratio			Total Return
		Units	lowest to highest			Net Assets	Ratio*	lowest to highest**			lowest to highest***
FMS
	December 31, 2005	36,128	$11.4756	to	$14.8645	$512,537	0.94%	1.35%	to	2.10%	8.24%	to	9.07%
	December 31, 2004	10,733	12.0029	to	13.6772	140,328	0.78	1.35	to	2.10	10.26	to	11.11
	December 31, 2003 (c)	3,938	11.7224	to	12.3538	48,049	-	1.65	to	2.10	17.22	to	23.02	(y)
FTG
	December 31, 2005	9,583	16.6698	to	16.8638	160,657	1.29	1.55	to	1.90	6.80	to	7.18
	December 31, 2004 (g)	1,307	15.6261	to	15.6980	20,450	0.47	1.65	to	1.85	13.87	to	14.11	(y)
FTI
	December 31, 2005	1,001,875	11.5856	to	16.3623	15,071,971	1.05	1.35	to	2.30	7.64	to	8.69
	December 31, 2004	427,612	12.5328	to	15.1080	6,081,325	0.84	1.35	to	2.30	15.80	to	16.92	(y)
	December 31, 2003 (d)	41,808	10.7884	to	12.9673	535,856	0.10	1.35	to	2.30	7.88	to	29.97	(y)
FVS
	December 31, 2005	22,483	14.4076	to	17.4724	373,043	0.75	1.35	to	2.10	6.49	to	7.30
	December 31, 2004	15,053	13.4815	to	16.3410	233,988	0.17	1.35	to	2.10	21.14	to	22.07	(y)
	December 31, 2003 (c)	1,159	12.5895	to	13.4342	15,062	0.15	1.65	to	2.10	25.89	to	29.88	(y)
WTF
	December 31, 2005 (h)	1,554	11.5003	to	11.5458	17,871	-	1.35	to	1.85	15.00	to	15.46
LAV
	December 31, 2005	8,046	12.3723	to	12.5157	100,042	0.31	1.35	to	1.90	4.93	to	5.51
	December 31, 2004 (g)	9,342	11.7915	to	11.8363	110,302	1.13	1.55	to	1.90	13.51	to	13.91	(y)
LA1
	December 31, 2005	879,242	10.6290	to	14.5279	11,598,746	1.26	1.35	to	2.30	0.88	to	1.86
	December 31, 2004	512,793	12.0678	to	14.3137	6,850,031	1.58	1.35	to	2.30	10.06	to	11.13	(y)
	December 31, 2003 (c)	74,789	10.9299	to	12.9263	940,155	2.54	1.65	to	2.30	9.30	to	28.79	(y)
LA9
	December 31, 2005	159,566	11.1508	to	11.5672	1,830,266	-	1.35	to	2.30	2.22	to	3.21
	December 31, 2004 (g)	55,012	11.0919	to	11.2069	613,360	-	1.35	to	2.30	8.67	to	9.73	(y)
LA2
	December 31, 2005	133,865	11.4941	to	16.2736	2,020,469	0.54	1.35	to	2.25	5.79	to	6.76
	December 31, 2004	101,211	13.3052	to	15.2966	1,468,192	0.66	1.35	to	2.30	21.18	to	22.36	(y)
	December 31, 2003 (d)	581	12.1352	to	12.5454	7,199	1.43	1.70	to	1.90	21.35	to	22.64	(y)
MF7
	December 31, 2005	47,319	10.4763	to	12.0404	541,384	5.82	1.35	to	2.10	(0.54)	to	0.22
	December 31, 2004	46,528	10.5273	to	12.0256	537,499	5.96	1.35	to	2.10	3.68	to	4.48	(y)
	December 31, 2003	27,268	10.1485	to	11.5220	303,064	3.43	1.45	to	2.10	1.48	to	7.84	(y)
	December 31, 2002 (a)	11,203	10.6700	to	10.6840	119,572	-	1.45	to	1.60	6.70	to	6.84
BDS
	December 31, 2005	163,530	13.9590			2,282,719	6.18	1.40	to	1.40	0.35
	December 31, 2004	187,739	13.9100			2,610,710	6.30	1.35	to	2.10	4.78
	December 31, 2003	214,107	13.2754			2,841,670	4.84	1.40			8.21
	December 31, 2002	189,891	12.2687			2,346,071	3.47	1.40			8.08
	December 31, 2001	104,737	11.3517			1,188,892	2.59	1.30	to	1.45	6.30
MFD
	December 31, 2005	18,561	10.2749	to	12.9125	192,046	0.39	1.45	to	1.90	(1.27)	to	(0.82)
	December 31, 2004	17,339	10.3757	to	13.0524	181,148	-	1.45	to	1.90	8.67	to	9.17
	December 31, 2003	19,323	9.5185	to	11.9862	185,103	-	1.45	to	1.90	12.92	to	26.49
	December 31, 2002 (a)	6,547	7.5366	to	7.5465	49,368	-	1.45	to	1.60	(24.63)	to	(24.53)
CAS
	December 31, 2005	1,225,268	13.4231	to	20.1918	19,137,284	0.64	1.40			(0.47)
	December 31, 2004	1,218,785	13.4868	to	20.2878	19,138,943	0.06	1.60	to	1.95	9.48
	December 31, 2003	2,308,546	12.3185	to	18.5303	21,200,026	-	1.40			26.93
	December 31, 2002	1,718,560	9.7046	to	14.5983	19,590,383	0.18	1.40			(33.32)
	December 31, 2001	2,149,799	14.5540	to	21.8936	37,055,148	0.36	1.25	to	1.45	(26.35)

(a) for the period March 1, 2002 (commencement of operations) through December 31, 2002.

(c) for the period June 1, 2003 (commencement of operations) through December 31, 2003.

(d) for the period July 1, 2003 (commencement of operations) through December 31, 2003.

(g) for the period February 2, 2004 (commencement of operations) through December 31, 2004.

(h) for the period April 25, 2005 (commencement of operations) through December 31, 2005.

(y) As revised, to reflect an incorrect assumption in the calculation of the total return relating to the start date for new levels added to the sub-account during the period. See footnote ****

Regatta (N.Y.), Regatta Gold (N.Y.), Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.), Regatta Masters Access (N.Y.), Regatta Masters Choice (N.Y.), Regatta Masters Reward (N.Y.), and Regatta Masters Select (N.Y.) Sub-Accounts Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Notes to Financial Statements - continued

(6) Financial Highlights - continued
		At December 31					For year ended December 31
							Investment
			Unit Fair Value				Income	Expense Ratio			Total Return
		Units	lowest to highest			Net Assets	Ratio*	lowest to highest**			lowest to highest***
CO1
	December 31, 2005	3,422	$10.5893	to	13.7698	$44,845	1.03%	1.35	% to	1.90%	(0.61)%	to	(0.05)%
	December 31, 2004	6,354	10.5595	to	12.8882	69,158	0.29	1.45	to	1.85	10.44	to	10.89	(y)
	December 31, 2003	4,850	9.5373	to	9.5644	46,280	0.14	1.45	to	1.60	25.96	to	26.15
	December 31, 2002 (a)	5,419	7.5719	to	7.5819	41,040	0.05	1.45	to	1.60	(24.28)	to	(24.18)
COS
	December 31, 2005	184,033	13.2996			2,447,558	0.98	1.40			0.24
	December 31, 2004	254,152	13.2677			3,371,736	0.49	1.40			11.24
	December 31, 2003	298,753	11.9276			3,563,173	0.35	1.40			26.53
	December 31, 2002	349,823	9.4264			3,297,434	0.09	1.40			(31.36)
	December 31, 2001	506,229	13.7322			6,950,523	-	1.30	to	1.45	(26.00)
MFF
	December 31, 2005	21,068	11.3274	to	14.6297	262,983	-	1.35	to	1.90	6.84	to	7.43
	December 31, 2004	10,936	10.5705	to	13.6659	124,762	-	1.45	to	1.90	10.81	to	11.32	(y)
	December 31, 2003	8,001	9.5100	to	12.3073	82,229	-	1.45	to	1.85	15.47	to	29.24	(y)
	December 31, 2002 (a)	3,308	7.3697	to	7.3794	24,395	-	1.45	to	1.60	(26.30)	to	(26.21)
EGS
	December 31, 2005	610,176	15.1231			9,280,671	-	1.40			7.64
	December 31, 2004	773,079	14.0503			10,926,938	-	1.40			11.67
	December 31, 2003	978,305	12.5815			12,374,317	-	1.40			29.68
	December 31, 2002	1,179,567	9.7019			11,550,959	-	1.40			(35.09)
	December 31, 2001	1,536,602	14.9457			23,049,534	-	1.30	to	1.45	(35.49)
EM1
	December 31, 2005	6,181	22.8109	to	22.9454	141,368	0.52	1.45	to	1.60	34.27	to	34.47
	December 31, 2004	5,451	16.9889	to	17.0632	92,805	0.91	1.45	to	1.60	24.85	to	25.04
	December 31, 2003	4,623	13.6074	to	13.6461	62,962	0.47	1.45	to	1.60	49.70	to	49.92
	December 31, 2002 (a)	3,271	9.0901	to	9.1020	29,730	-	1.45	to	1.60	(9.10)	to	(8.98)
FCE
	December 31, 2005	84,999	16.5879			1,453,126	0.67	1.40			34.88
	December 31, 2004	53,476	12.2981			691,507	1.01	1.40			25.42
	December 31, 2003	55,648	9.8055			545,836	0.44	1.40			50.50
	December 31, 2002	42,762	6.5154			278,736	0.99	1.40			(3.29)
	December 31, 2001	30,074	6.7371			202,679	-	1.30	to	1.45	(2.41)
GG1
	December 31, 2005	441	13.3529			5,888	9.56	1.60			(8.97)
	December 31, 2004	770	14.6689			11,287	9.70	1.60			8.04
	December 31, 2003 (c)	329	13.5776			4,462	-	1.60			13.46			(y)
GGS
	December 31, 2005	81,491	13.8573	to	16.9267	1,283,646	10.46	1.40			(8.48)
	December 31, 2004	100,431	15.1418	to	18.4956	1,721,361	12.70	1.40			8.54
	December 31, 2003	228,740	13.9510	to	17.0411	1,950,149	5.23	1.40			14.00
	December 31, 2002	155,972	12.2376	to	14.9481	2,121,418	-	1.40			18.96
	December 31, 2001	194,789	10.2875	to	12.5661	2,293,608	-	1.25	to	1.45	(3.50)
GG2
	December 31, 2005	4,395	13.7937	to	16.0191	63,039	0.23	1.45	to	1.85	7.71	to	8.15
	December 31, 2004	3,372	12.7739	to	14.8498	44,815	0.31	1.45	to	1.85	13.27	to	13.73	(y)
	December 31, 2003	1,142	11.2486	to	13.0899	13,101	0.30	1.60	to	1.70	24.40	to	32.97
	December 31, 2002 (a)	1,059	8.4597			8,956	-	1.60			(15.40)
GGR
	December 31, 2005	304,648	19.6936	to	23.1251	6,475,959	0.48		1.40		8.52
	December 31, 2004	374,143	18.1476	to	21.3097	7,278,975	0.48		1.40		14.01
	December 31, 2003	424,744	15.9174	to	18.6909	7,217,536	0.49		1.40		33.57
	December 31, 2002	506,440	11.9165	to	13.9928	6,488,943	0.29		1.40		(20.48)
	December 31, 2001	701,394	14.9862	to	17.5974	11,227,056	0.70	1.30	to	1.45	(20.80)
GT2
	December 31, 2005	20,792	14.2701	to	14.3542	297,996	3.80	1.45	to	1.60	1.89	to	2.04
	December 31, 2004	20,779	14.0056	to	14.0668	292,001	2.38	1.45	to	1.60	15.00	to	15.18
	December 31, 2003	19,492	12.1786	to	12.2132	237,958	2.28	1.45	to	1.60	20.57	to	20.76	(y)
	December 31, 2002 (a)	15,432	10.1005	to	10.1138	156,077	-	1.45			1.14

(a) For the period March 1, 2002 (commencement of operations) through December 31, 2002.

(c) For the period June 1, 2003 (commencement of operations) through December 31, 2003.

(y) As revised, to reflect an incorrect assumption in the calculation of the total return relating to the start date for new levels added the sub-account during the period. See footnote ****

Regatta (N.Y.), Regatta Gold (N.Y.), Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.), Regatta Masters Access (N.Y.), Regatta Masters Choice (N.Y.), Regatta Masters Reward (N.Y.), and Regatta Masters Select (N.Y.) Sub-Accounts Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Notes to Financial Statements - continued

(6) Financial Highlights - continued
		At December 31					For year ended December 31
							Investment
			Unit Fair Value				Income	Expense Ratio			Total Return
		Units	lowest to highest			Net Assets	Ratio*	lowest to highest**			lowest to highest***
GTR
	December 31, 2005	237,423	$19.7207			$4,797,953	4.38%	1.40%			2.33%
	December 31, 2004	275,475	19.2709			5,433,092	2.58	1.40			15.50
	December 31, 2003	311,789	16.6854			5,234,115	2.21	1.40			21.28
	December 31, 2002	222,222	13.7581			3,085,612	1.99	1.40			(0.79)
	December 31, 2001	284,489	13.8673			3,983,458	4.12	1.30	to	1.45	(7.49)
MFK
	December 31, 2005	899,358	9.9338	to	10.9515	9,243,056	4.10	1.35	to	2.30	(0.33)%	to	0.63
	December 31, 2004	551,828	9.9670	to	10.8936	5,688,851	4.60	1.35	to	2.30	1.16	to	2.15	(y)
	December 31, 2003	216,545	9.8525	to	10.6753	2,212,594	1.78	1.45	to	2.30	(1.48)	to	0.66	(y)
	December 31, 2002 (a)	31,653	10.6196	to	10.6336	336,275	2.07	1.45	to	1.60	6.20	to	6.34
GSS
	December 31, 2005	462,759	15.0138	to	17.0563	7,297,597	4.83	1.40			0.89
	December 31, 2004	593,930	14.8808	to	16.9051	9,252,213	5.79	1.40			2.32
	December 31, 2003	1,289,650	14.5427	to	16.5211	12,166,611	4.55	1.40			0.74
	December 31, 2002	1,064,704	14.4361	to	16.3999	16,023,249	4.33	1.40			8.29
	December 31, 2001	826,525	13.3313	to	15.1449	11,688,461	5.48	1.25	to	1.45	5.96
MFC
	December 31, 2005	203,374	10.1115	to	13.6278	2,467,430	7.69	1.35	to	2.30	(0.40)	to	0.56
	December 31, 2004	115,049	11.1322	to	13.5996	1,435,092	6.12	1.35	to	2.30	6.85	to	7.89	(y)
	December 31, 2003	39,343	10.3852	to	12.6501	466,350	3.45	1.45	to	2.30	3.85	to	19.45	(y)
	December 31, 2002 (a)	4,918	10.1246	to	10.1379	49,809	15.55	1.45	to	1.60	1.25	to	1.38
HYS
	December 31, 2005	410,540	15.0602	to	19.0475	6,386,367	8.70	1.40			0.79
	December 31, 2004	587,434	14.9426	to	18.8988	9,104,555	8.07	1.40			8.03
	December 31, 2003	930,566	13.8321	to	17.4943	10,639,033	9.07	1.40			19.76
	December 31, 2002	800,400	11.5494	to	14.6072	9,711,508	10.18	1.40			1.28
	December 31, 2001	984,957	11.4032	to	14.4223	11,839,253	9.68	1.25	to	1.45	0.34
IG1
	December 31, 2005	3,758	16.3762	to	16.4727	61,815	0.70	1.45	to	1.60	12.80	to	12.97
	December 31, 2004	3,964	14.5186	to	14.5820	57,748	0.37	1.45	to	1.60	16.68	to	16.86
	December 31, 2003	4,503	12.4432	to	12.4785	56,145	0.64	1.45	to	1.60	36.14	to	36.35
	December 31, 2002 (a)	2,033	9.1398	to	9.1518	18,596		1.45	to	1.60	(8.60)	to	(8.48)
FCG
	December 31, 2005	113,047	14.9579			1,769,881	0.99	1.40			13.33
	December 31, 2004	125,684	13.1987			1,731,653	0.57	1.40			17.29
	December 31, 2003	127,529	11.2527			1,443,243	0.74	1.40			36.75
	December 31, 2002	149,436	8.2285			1,236,050	0.53	1.40			(13.10)
	December 31, 2001	142,195	9.4694			1,353,948	0.70	1.30	to	1.45	(17.06)
MI1
	December 31, 2005	6,616	18.0029			119,127	0.99	1.60	to	1.60	13.10
	December 31, 2004	7,212	15.9177			114,798	0.68	1.60			25.69
	December 31, 2003	5,663	12.6638			71,708	0.78	1.60			31.07
	December 31, 2002	5,003	9.6620			48,342		1.60			(3.88)
MII
	December 31, 2005	155,225	21.1517			3,341,909	1.12	1.40			13.63
	December 31, 2004	145,667	18.6144			2,773,078	0.78	1.40			26.25
	December 31, 2003	158,835	14.7437			2,368,837	1.08	1.40			31.78
	December 31, 2002 (a)	193,097	11.1880			2,185,230	0.82	1.40			(7.24)
	December 31, 2001	212,897	12.0613			2,597,478	0.31	1.30	to	1.45	(15.77)
MS1
	December 31, 2005	-	-			-	0.32	0.47			(7.80)
	December 31, 2004	2,429	10.2696			24,966	-	1.60			4.74
	December 31, 2003	3,173	9.8052			31,123	-	1.60			22.91
	December 31, 2002 (a)	3,173	7.9776			25,313	-	1.60			(20.22)
	December 31, 2001	78,580	9.6140	to	9.6377	756,187	-	1.15	to	1.85	(3.86)	to	(3.62)

(a) for the period March 1, 2002 (commencement of operations) through December 31, 2002.

(y) As revised, to reflect an incorrect assumption in the calculation of the total return relating to the start date for new levels added to the sub-account during the period. See footnote ****

Regatta (N.Y.), Regatta Gold (N.Y.), Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.), Regatta Masters Access (N.Y.), Regatta Masters Choice (N.Y.), Regatta Masters Reward (N.Y.), and Regatta Masters Select (N.Y.) Sub-Accounts Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Notes to Financial Statements - continued

(6) Financial Highlights - continued
		At December 31					For year ended December 31
							Investment
			Unit Fair Value				Income	Expense Ratio			Total Return
		Units	lowest to highest			Net Assets	Ratio*	lowest to highest**			lowest to highest***
MSS
	December 31, 2005	-	$-	to	$ -	$-	0.55%	0.53%			(7.64)%
	December 31, 2004	354,963	13.4264	to	18.7774	5,389,428	0.04	1.40			5.21
	December 31, 2003	659,176	12.7610	to	17.8468	6,263,547	-	1.40			23.56
	December 31, 2002	518,515	10.3281	to	14.4442	6,079,132	-	1.40			(27.01)
	December 31, 2001	675,147	14.1506	to	19.7902	10,845,725	-	1.25	to	1.45	(36.41)
M1B
	December 31, 2005	64,029	10.2812	to	12.3920	744,927	0.29	1.35	to	2.10	1.97	to	2.75
	December 31, 2004	65,643	10.0311	to	12.1028	741,052	-	1.35	to	2.10	7.05	to	7.88	(y)
	December 31, 2003	34,831	9.3224	to	11.2591	344,319	-	1.45	to	2.10	11.02	to	21.07
	December 31, 2002 (a)	17,191	7.7120	to	7.7222	132,655	0.12	1.45	to	1.60	(22.78)	to	(22.77)
MIS
	December 31, 2005	555,446	8.2787			4,661,601	0.53	1.40			2.94
	December 31, 2004	674,360	8.0426			5,496,754	0.07	1.60			8.09
	December 31, 2003	768,535	7.4405			5,795,930	-	1.40			21.68
	December 31, 2002	810,817	6.1146			5,047,465	0.15	1.40			(29.05)
	December 31, 2001	882,693	8.6184			7,712,417	0.11	1.30	to	1.45	(25.94)
MFL
	December 31, 2005	544,820	11.0803	to	13.4086	7,009,985	0.70	1.35	to	2.30	4.96	to	5.97
	December 31, 2004	31,545	10.7944	to	12.6977	358,773	0.75	1.35	to	1.90	9.61	to	10.23	(y)
	December 31, 2003	24,551	9.8178	to	11.5607	245,283	0.91	1.45	to	1.90	13.94	to	20.68
	December 31, 2002 (a)	11,990	8.1481	to	8.1588	97,728		1.45	to	1.60	(18.52)	to	(18.41)
MIT
	December 31, 2005	1,453,559	17.0852	to	25.2526	26,911,091	0.98	1.40			6.22
	December 31, 2004	1,820,277	16.0844	to	23.7734	31,632,895	1.06	1.40			10.44
	December 31, 2003	2,266,305	14.5644	to	21.5267	35,815,638	1.15	1.40			21.14
	December 31, 2002	2,710,773	12.0229	to	17.7703	35,510,594	1.04	1.40			(22.32)
	December 31, 2001	3,411,049	15.4765	to	22.8749	57,479,906	0.81	1.25	to	1.45	(16.90)
MC1
	December 31, 2005	28,801	9.5902	to	15.1887	392,453	-	1.35	to	2.30	0.42	to	1.39
	December 31, 2004	35,363	9.4823	to	15.0330	470,521	-	1.35	to	2.30	11.65	to	12.74	(y)
	December 31, 2003	22,053	8.4323	to	13.3820	261,590	-	1.45	to	2.30	5.11	to	35.34
	December 31, 2002 (a)	4,031	6.2399	to	6.2481	25,158	-	1.45	to	1.60	(37.60)	to	(37.52)
MCV
	December 31, 2005	28,705	12.8913	to	16.4956	450,271	-	1.35	to	2.30	4.94	to	5.96
	December 31, 2004	33,452	12.1975	to	15.6236	494,325	-	1.35	to	2.30	18.94	to	20.10	(y)
	December 31, 2003	22,736	10.1817	to	13.0549	284,020	0.01	1.45	to	2.30	9.89		29.99	(y)
	December 31, 2002 (b)	488	7.8444	to	7.8524	3,829	-	1.60			(21.56)
MM1
	December 31, 2005	612,159	9.6807	to	10.1065	6,032,904	2.53	1.35	to	2.30	0.11	to	1.08
	December 31, 2004	384,369	9.6501	to	9.9033	3,749,415	-	1.35	to	2.30	(1.75)	to	(0.79)
	December 31, 2003	107,975	9.8014	to	9.9746	1,067,194	0.28	1.60	to	2.30	(1.73)	to	(0.25	)(y)
	December 31, 2002 (a)	197	9.9468			1,961	1.33	1.60			(0.53)
MMS
	December 31, 2005	455,219	11.9717	to	13.1369	5,662,703	2.66	1.40			1.31
	December 31, 2004	611,796	11.8175	to	12.9676	7,539,180	0.79	1.40			(0.57)
	December 31, 2003	1,206,753	11.8852	to	13.0420	11,860,929	0.65	1.40			(0.76)
	December 31, 2002	1,431,492	11.9762	to	13.1419	18,161,198	1.24	1.40			(0.12)
	December 31, 2001	1,324,378	11.9911	to	13.1582	16,876,261	3.55	1.25	to	1.45	2.34
M1A
	December 31, 2005	308,542	10.5482	to	13.9648	3,866,178	-	1.35	to	2.30	2.55	to	3.54
	December 31, 2004	124,003	10.2130	to	13.5348	1,497,825	-	1.35	to	2.30	4.74	to	5.77	(y)
	December 31, 2003	19,393	9.6809	to	12.8427	193,197	-	1.45	to	1.90	23.66	to	33.06
	December 31, 2002 (a)	18,776	7.2869	to	7.2965	136,905	-	1.45	to	1.60	(27.13)	to	(27.04)
NWD
	December 31, 2005	137,801	14.2734			1,998,705	-	1.40			3.76
	December 31, 2004	208,136	13.7565			2,896,003	-	1.40			6.00
	December 31, 2003	223,353	12.9781			2,931,081	-	1.40			33.42
	December 31, 2002	237,152	9.7270			2,332,257	-	1.40			(34.38)
	December 31, 2001	254,495	14.8233			3,808,507	-	1.30	to	1.45	(6.43)

(a) for the period March 1, 2002 (commencement of operations) through December 31, 2002.

(b) for the period May 1, 2002 (commencement of operations) through August 2, 2002.

(y) As revised, to reflect an incorrect assumption in the calculation of the total return relating to the start date for new levels added to the sub-account during the period. See footnote ****

Regatta (N.Y.), Regatta Gold (N.Y.), Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.), Regatta Masters Access (N.Y.), Regatta Masters Choice (N.Y.), Regatta Masters Reward (N.Y.), and Regatta Masters Select (N.Y.) Sub-Accounts Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Notes to Financial Statements - continued

(6) Financial Highlights - continued
		At December 31					For year ended December 31
							Investment
			Unit Fair Value				Income	Expense Ratio			Total Return
		Units	lowest to highest			Net Assets	Ratio*	lowest to highest**			lowest to highest***
RE1
	December 31, 2005	10,280	$11.7631	to	$ 14.1480	$127,473	0.35%	1.45%	to	1.90%	5.32%	to	6.15%
	December 31, 2004	8,838	11.0982	to	13.3891	101,024		1.45	to	1.90	13.34	to	13.86	(y)
	December 31, 2003	6,547	9.7622	to	9.7880	63,947	0.33	1.45	to	1.60	23.01	to	23.20	(y)
	December 31, 2002 (a)	1,276	7.9359		7.9464	10,124	1.36	1.60			(20.64)
RES
	December 31, 2005	824,261	16.1060			13,288,164	0.57	1.40			6.52
	December 31, 2004	1,015,710	15.1201			15,379,310	0.93	1.40			14.23
	December 31, 2003	1,200,316	13.2370			15,908,316	0.85	1.40			23.59
	December 31, 2002	1,429,972	10.7105			15,332,331	0.42	1.40			(26.18)
	December 31, 2001	1,906,941	14.5082			27,680,663	0.03	1.30	to	1.45	(22.48)
RG1
	December 31, 2005	3,460	11.8893	to	11.9594	41,298	0.44	1.45	to	1.60	4.69	to	4.85
	December 31, 2004	3,559	11.3565	to	11.4062	40,524	0.47	1.45	to	1.60	12.46	to	12.63
	December 31, 2003	3,456	10.0987	to	10.1274	34,963	0.58	1.45	to	1.60	25.46	to	25.65
	December 31, 2002 (a)	3,173	8.0495	to	8.0601	25,565		1.45	to	1.60	(19.50)	to	(19.40)
RGS
	December 31, 2005	174,420	14.2962			2,507,227	0.70	1.40			5.09
	December 31, 2004	204,453	13.6039			2,805,277	0.67	1.40			13.04
	December 31, 2003	215,089	12.0342			2,610,268	0.81	1.40			26.10
	December 31, 2002	245,892	9.5433			2,364,543	0.69	1.40			(22.49)
	December 31, 2001	266,116	12.3124			3,299,105	0.45	1.30	to	1.45	(12.13)
RI1
	December 31, 2005	171,687	12.2908	to	17.7904	2,823,350	0.53	1.35	to	2.25	13.59	to	14.63
	December 31, 2004	93,242	13.0284	to	15.5751	1,377,925	0.32	1.35	to	2.25	18.23	to	19.32	(y)
	December 31, 2003	20,234	12.0499	to	13.0994	255,695	0.21	1.45	to	2.10	26.13	to	31.47
	December 31, 2002 (a)	3,371	9.1793	to	9.1914	30,944		1.40			(8.21)	to	(8.09)
RSS
	December 31, 2005	97,912	15.6089			1,528,297	0.77	1.40			14.96
	December 31, 2004	95,205	13.5781			1,293,283	0.48	1.40			19.52
	December 31, 2003	90,142	11.3603			1,024,519	0.63	1.40			32.01
	December 31, 2002	91,617	8.6056			788,787	0.25	1.40			(12.70)
	December 31, 2001	85,319	9.8579			841,013	0.81	1.30	to	1.45	(18.90)
SG1
	December 31, 2005	86,895	10.1034	to	12.7877	1,075,147	0.12	1.35	to	2.30	(1.15)	to	(0.19)
	December 31, 2004	91,082	10.1483	to	12.8576	1,135,154		1.35	to	2.30	4.12	to	5.14	(y)
	December 31, 2003	57,154	9.6768	to	12.2726	684,286		1.60	to	2.30	5.92	to	25.02
	December 31, 2002 (a)	501	7.7404			3,882		1.60			(22.60)
SGS
	December 31, 2005	45,047	5.7700			315,301	0.43	1.40
	December 31, 2004	65,477	5.7697			436,200		1.40			5.35
	December 31, 2003	75,194	5.4770			412,092		1.40			25.77
	December 31, 2002	64,100	4.3547			279,343		1.40			(31.07)
	December 31, 2001	91,155	6.3172			575,848		1.30	to	1.45	(25.68)
SI1
	December 31, 2005	12,321	10.9434	to	12.3750	150,317	6.76	1.45	to	2.10	(0.52)	to	0.14
	December 31, 2004	10,974	11.0007	to	12.3579	133,793	4.34	1.45	to	2.10	5.56	to	6.26
	December 31, 2003	11,880	10.4214	to	11.6298	137,129	3.74	1.45	to	2.10	4.21	to	10.85	(y)
	December 31, 2002 (a)	7,443	10.4780	to	10.4918	78,016		1.45	to	1.60	4.78	to	4.92
SIS
	December 31, 2005	127,158	13.2500			1,684,849	7.04	1.40			0.49
	December 31, 2004	115,341	13.1860			1,520,896	4.65	1.40			6.55
	December 31, 2003	103,290	12.3757			1,278,288	4.36	1.40			11.33
	December 31, 2002	68,782	11.1163			764,611	4.41	1.40			6.00
	December 31, 2001	48,448	10.4868			508,084	3.11	1.30	to	1.45	1.92
SVS
	December 31, 2005	8,755	11.1193	to	14.3873	117,542	0.81	1.45	to	1.90	(2.60)	to	(2.16)
	December 31, 2004	10,727	11.3182	to	14.7416	140,840	0.26	1.45	to	1.90	15.53	to	16.06	(y)
	December 31, 2003 (c)	2,637	9.7920	to	12.7343	27,977		1.45	to	1.90	17.75	to	25.17	(y)

(a) for the period March 1, 2002 (commencement of operations) through December 31, 2002.

(c) for the period June 1, 2003 (commencement of operations) through December 31, 2003.

(y) As revised, to reflect an incorrect assumption in the calculation of the total return relating to the start date for new levels added to the sub-account during the period. See footnote ****

Regatta (N.Y.), Regatta Gold (N.Y.), Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.), Regatta Masters Access (N.Y.), Regatta Masters Choice (N.Y.), Regatta Masters Reward (N.Y.), and Regatta Masters Select (N.Y.) Sub-Accounts Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Notes to Financial Statements - continued

(6) Financial Highlights - continued
		At December 31					For year ended December 31
							Investment
				Unit Fair Value			Income		Expense Ratio		Total Return
		Units		lowest to highest		Net Assets	Ratio*		lowest to highest**		lowest to highest***
MFJ
	December 31, 2005	4,829,607	$10.4399	to	$ 12.8828	$58,024,496	2.20%	1.35%	to	2.30%	0.45	% to	1.43%
	December 31, 2004	2,463,547	11.4940	to	12.7465	29,877,682	1.94	1.35	to	2.30	8.58	to	9.64	(y)
	December 31, 2003	420,181	10.5516	to	11.6673	4,718,337	1.98	1.35	to	2.30	5.52	to	15.14	(y)
	December 31, 2002 (a)	106,131	9.4345	to	9.4469	1,002,290	0.69	1.45	to	1.60	(5.66	) to	(5.53)
TRS
	December 31, 2005	1,702,854	19.8165	to	26.2834	36,706,948	2.71	1.40				1.60
	December 31, 2004	2,026,951	19.5035	to	25.8684	43,249,220	2.55	1.40				9.93
	December 31, 2003	3,136,523	17.7421	to	23.5321	46,500,860	3.43	1.40				15.53
	December 31, 2002	2,734,379	15.3567	to	20.3682	46,320,941	3.17	1.40				(7.02)
	December 31, 2001	2,874,669	16.5156	to	21.9054	53,044,006	3.48	1.25	to	1.45		(0.88)
MFE
	December 31, 2005	23,573	12.4397	to	21.4676	421,576	0.69	1.35	to	1.90	14.76	to	15.46
	December 31, 2004	13,683	14.7396	to	18.6691	211,362	1.61	1.60	to	1.90	27.54	to	27.93	(y)
	December 31, 2003	8,106	12.0079	to	14.6081	97,904		1.65	to	1.90	(20.08	) to	33.85	(y)
	December 31, 2002 (a)	566	8.6075			4,873	8.53		1.60			(13.92)
UTS
	December 31, 2005	356,174	25.9861	to	34.8457	9,861,655	0.99		1.40			15.68
	December 31, 2004	388,146	22.4641	to	30.1230	9,297,913	1.99		1.40			28.57
	December 31, 2003	443,600	17.4725	to	23.4295	8,283,068	3.17		1.40			34.38
	December 31, 2002	478,770	13.0025	to	17.4356	6,618,318	3.82		1.40			(24.90)
	December 31, 2001	746,582	17.3147	to	23.2179	13,581,401	3.86	1.25	to	1.45		(25.36)
MV1
	December 31, 2005	106,028	10.9459	to	14.3229	1,436,246	1.14	1.35	to	2.10	4.12	to	4.91
	December 31, 2004	100,522	12.2231	to	13.7009	1,300,778	1.11	1.35	to	2.10	12.76	to	13.62	(y)
	December 31, 2003	49,505	10.7850	to	12.1013	555,117	1.31	1.45	to	2.10	19.27	to	23.27
	December 31, 2002 (a)	25,856	8.7622	to	8.7737	226,673	0.64	1.45	to	1.60	(12.38	) to	(12.26)
MVS
	December 31, 2005	461,544	14.6101			6,743,170	1.40		1.40			5.13
	December 31, 2004	511,261	13.8973			7,105,118	1.31		1.40			13.92
	December 31, 2003	536,813	12.1988			6,548,504	1.63		1.40			23.59
	December 31, 2002	573,552	9.8707			5,694,570	0.77		1.40			(14.77)
	December 31, 2001	382,352	11.5813			4,428,169	0.44	1.30	to	1.45		(8.77)
OCA
	December 31, 2005	119,613	10.6384	to	13.5615	1,553,023	0.68	1.35	to	2.30	2.46	to	3.45
	December 31, 2004	105,606	11.2637	to	13.1557	1,336,987	0.19	1.35	to	2.30	4.16	to	5.17	(y)
	December 31, 2003 (c)	52,771	10.7535	to	12.5533	648,175		1.35	to	2.30	7.53	to	28.47	(y)
OGG
	December 31, 2005	34,077	12.2124	to	13.8445	465,228	0.48	1.35	to	1.90	11.90	to	12.52
	December 31, 2004 (g)	10,232	12.2305	to	12.3035	125,314	0.50	1.35	to	1.90	16.61	to	17.27	(y)
OMG
	December 31, 2005	1,349,644	10.7716	to	13.2587	16,985,237	0.83	1.35	to	2.30	3.32	to	4.32
	December 31, 2004	504,529	11.4234	to	12.7551	6,176,660	0.13	1.35	to	2.30	6.63	to	7.67	(y)
	December 31, 2003 (c)	5,592	11.7085	to	11.8889	66,347		1.65	to	1.90	17.08	to	24.29	(y)
OMS
	December 31, 2005	18,961	13.5865	to	17.5539	311,642		1.35	to	2.10	7.42	to	8.24
	December 31, 2004	8,062	12.6034	to	16.2753	115,669		1.35	to	2.10	16.67	to	17.57	(y)
	December 31, 2003 (f)	898	13.1022	to	13.1405	11,791		1.65	to	2.10	31.02	to	31.41
PMB
	December 31, 2005	13,934	17.2965	to	18.2643	249,962	5.39	1.35	to	1.90	8.68	to	9.29
	December 31, 2004 (g)	2,016	15.9144	to	16.6352	32,670	3.71	1.55	to	1.90	9.99	to	10.38	(y)
PLD
	December 31, 2005	1,778,199	9.8235	to	10.0216	17,682,317	2.92	1.35	to	2.30	(1.30	) to	(0.35)
	December 31, 2004 (g)	807,314	9.9532	to	10.0564	8,076,230	1.35	1.35	to	2.30	(0.50	) to	0.47	(y)
PRR
	December 31, 2005	201,615	10.2208	to	12.0220	2,221,542	2.88	1.35	to	2.05	0.01	to	0.72
	December 31, 2004	86,845	10.7964	to	11.9780	960,293		1.35	to	2.05	6.68	to	7.44	(y)
	December 31, 2003 (c)	7,757	10.0967	to	11.1879	83,631	0.70	1.35	to	1.90	0.97	to	7.00	(y)

(a) for the period March 1, 2002 (commencement of operations) through December 31, 2002.

(c) for the period June 1, 2003 (commencement of operations) through December 31, 2003.

(f) for the period October 1, 2003 (commencement of operations) through December 31, 2003.

(g) for the period February 2, 2004 (commencement of operations) through December 31, 2004.

(y) As revised, to reflect an incorrect assumption in the calculation of the total return relating to the start date for new levels added to the sub-account during the period. See footnote ****

Regatta (N.Y.), Regatta Gold (N.Y.), Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.), Regatta Masters Access (N.Y.), Regatta Masters Choice (N.Y.), Regatta Masters Reward (N.Y.), and Regatta Masters Select (N.Y.) Sub-Accounts Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Notes to Financial Statements - continued

(6) Financial Highlights - continued
		At December 31					For year ended December 31
							Investment
			Unit Fair Value				Income	Expense Ratio			Total Return
		Units	lowest to highest			Net Assets	Ratio*	lowest to highest**			lowest to highest***
PTR
	December 31, 2005	217,983	$10.1738	to $	11.1726	$2,333,104	3.46%	1.35%	to	2.30%	0.10	% to	1.13%
	December 31, 2004	144,404	10.2161	to	11.0931	1,551,228	1.91	1.35	to	2.30	2.47	to	3.47	(y)
	December 31, 2003 (c)	72,474	9.9695	to	10.7591	756,512	2.29	1.65	to	2.30	(0.30	) to	3.26	(y)
SSA
	December 31, 2005 (x)	966	10.6584	to	10.9132	10,453		1.35	to	1.70	(2.65	) to	(2.31)
	December 31, 2004 (g)
IGB
	December 31, 2005	9,809	10.0366	to	10.4083	100,797	4.53	1.35	to	1.90	(0.19	) to	0.36
	December 31, 2004 (g)	950	10.3370	to	10.3514	9,825	3.80	1.55	to	1.70	3.37	to	3.51
SRE
	December 31, 2005	214,281	11.8388	to	13.4410	2,842,031	1.44	1.35	to	2.30	6.86	to	7.89
	December 31, 2004 (g)	71,956	12.3482	to	12.4577	892,341		1.35	to	2.30	23.48	to	24.58
SC3
	December 31, 2005	31,220	15.3628	to	20.0460	589,534	1.53	1.35	to	2.30	7.16	to	8.19
	December 31, 2004	36,312	14.2570	to	18.5935	637,209	1.72	1.35	to	2.30	30.25	to	31.52
	December 31, 2003 (c)	24,813	10.8848	to	14.1883	332,092		1.35	to	2.30	8.85	to	33.64	(y)
CMM
	December 31, 2005 (h)	1,879	10.0463	to	10.0862	18,897	1.54	1.35	to	1.85	0.46	to	0.86

(c) for the period June 1, 2003 (commencement of operations) through December 31, 2003.

(g) for the period February 2, 2004 (commencement of operations) through December 31, 2004.

(h) for the period April 25, 2005 (commencement of operations) through December 31, 2005.

(x) fund open in prior year, first activity in current year.

(y) As revised, to reflect an incorrect assumption in the calculation of the total return relating to the start date for new levels added to the sub-account during the period. See footnote ****

* Represents the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund in which the Sub-Accounts invest.

** Ratio represents the annualized contract expenses of the separate account. The ratio includes only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expense of the underlying fund are excluded.

*** Represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

**** Amounts below reflect total return as previously reported.
	Total Return			Total Return
	lowest to highest			lowest to highest
	as previously reported			as previously reported
	for the period ended			for the period ended
	December 31, 2004			December 31, 2003

FMS	-		-%	17.22	to	23.54%
FTG	56.26	to	56.98	-		-
FTI	15.80	to	46.76	7.88	to	29.67
FVS	21.14	to	52.64	25.89	to	34.34
LAV	17.92	to	18.36	-		-
LA1	10.06	to	31.43	9.30	to	29.26
LA9	10.92	to	12.07	-		-
LA2	21.68	to	51.60	21.35	to	25.45
MF7	3.68	to	6.12	1.48	to	14.38
CO1	10.72	to	28.88	-		-
MFF	10.87	to	36.05	16.18	to	46.08
GG1	-		-	35.78
GG2	13.44	to	40.77	-		-
GT2	-		-	20.42	to	20.76
MFK	(0.25)	to	2.90	(1.48	) to	2.40
MFC	6.85	to	12.13	3.85	to	26.50
M1B	7.05	to	19.32	-		-
MFL	9.61	to	25.27	-		-
MC1	11.65	to	18.58	-		-

Regatta (N.Y.), Regatta Gold (N.Y.), Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.), Regatta Masters Access (N.Y.), Regatta Masters Choice (N.Y.), Regatta Masters Reward (N.Y.), and Regatta Masters Select (N.Y.) Sub-Accounts Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Notes to Financial Statements - continued

(6) Financial Highlights - continued

		Total Return		Total Return
		lowest to highest		lowest to highest
		as previously reported		as previously reported
		for the period ended		for the period ended
		December 31, 2004		December 31, 2003

MCV	18.94	to	32.07%	2.08	to	30.55%
MM1	-		-	(1.99	)to	(0.25)
M1A	5.17	to	34.14	-		-
RE1	13.69	to	33.89	(2.10	)to	23.01
RI1	18.41	to	49.81	-		-
SG1	1.93	to	11.44	-		-
SI1	-		-	4.21	to	15.24
SVS	13.18	to	16.06	(2.08	)to	27.34
MFJ	8.80	to	19.80	5.52	to	16.67
MFE	47.40	to	85.86	(2.37	)to	46.08
MV1	12.76	to	35.00	-		-
OCA	4.16	to	12.91	7.53	to	25.53
OGG	22.31	to	23.04	-		-
OMG	7.07	to	26.41	17.08	to	18.89
OMS	16.67	to	62.75	-		-
PMB	59.14	to	66.35	-		-
PLD	(0.47	) to	0.56	-		-
PRR	6.84	to	9.37	0.97	to	11.88
PTR	2.47	to	4.48	(0.30	)to	7.59
SC3	-		-	8.85	to	41.88

Report of Independent Registered Public Accounting Firm

To the Contract Owners in Regatta (N.Y.), Regatta Gold (N.Y.), Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.), Regatta Masters Access (N.Y.), Regatta Masters Choice (N.Y.) Regatta Masters Reward (N.Y.) and Regatta Masters Select (N.Y.) Sub-Accounts and the Board Directors of Sun Life Insurance and Annuity Company of New York:

We have audited the accompanying statements of condition of Franklin Mutual Shares Securities Series Sub-Account, Templeton Growth Securities Class 2 Sub-Account, Templeton International Securities Sub-Account, Franklin Small Cap Value Securities Sub-Account, Wanger Select Sub-Account, Lord Abbett Series Fund All Value Sub-Account, Lord Abbett Series Fund Growth and Income Sub-Account, Lord Abbett Series Fund Growth Opportunities Sub-Account, Lord Abbett Series Fund Mid-Cap Value Sub-Account, MFS/Sun Life Bond S Sub-Account, MFS/Sun Life Bond Sub-Account, MFS/Sun Life Capital Appreciation S Sub-Account, MFS/Sun Life Capital Appreciation Sub-Account, MFS/Sun Life Capital Opportunities S Sub-Account, MFS/Sun Life Capital Opportunities Sub-Account, MFS/Sun Life Emerging Growth S Sub-Account, MFS/Sun Life Emerging Growth Sub-Account, MFS/Sun Life Emerging Markets Equity S Sub-Account, MFS/Sun Life Emerging Markets Equity Sub-Account, MFS/Sun Life Global Governments S Sub-Account, MFS/Sun Life Global Governments Series Sub-Account, MFS/Sun Life Global Growth S Sub-Account, MFS/Sun Life Global Growth Sub-Account, MFS/Sun Life Global Total Return S Sub-Account, MFS/Sun Life Global Total Return Sub-Account, MFS/Sun Life Government Securities S Sub-Account, MFS/Sun Life Government Securities Sub-Account, MFS/Sun Life High Yield S Sub-Account, MFS/Sun Life High Yield Sub-Account, MFS/Sun Life International Growth S Sub-Account, MFS/Sun Life International Growth Sub-Account, MFS/Sun Life International Investors Trust Sub-Account, MFS/Sun Life International Value S Sub-Account, MFS/Sun Life Managed Sectors S Sub-Account, MFS/Sun Life Managed Sectors Sub-Account, MFS/Sun Life Massachusetts Investors Growth Stock S Sub-Account, MFS/Sun Life Massachusetts Investors Growth Stock Sub-Account, MFS/Sun Life Massachusetts Investors Trust S Sub-Account, MFS/Sun Life Massachusetts Investors Trust Sub-Account, MFS/Sun Life Mid Cap Growth S Sub-Account, MFS/Sun Life Mid Cap Value S Sub-Account, MFS/Sun Life Money Market S Sub-Account, MFS/Sun Life Money Market Sub-Account, MFS/Sun Life New Discovery S Sub-Account, MFS/Sun Life New Discovery Sub-Account, MFS/Sun Life Research S Sub-Account, MFS/Sun Life Research Sub-Account, MFS/Sun Life Research Growth and Income S Sub-Account, MFS/Sun Life Research Growth and Income Sub-Account, MFS/Sun Life Research International S Sub-Account, MFS/Sun Life Research International Sub-Account, MFS/Sun Life Strategic Growth S Sub-Account, MFS/Sun Life Strategic Growth Sub-Account, MFS/Sun Life Strategic Income S Sub-Account, MFS/Sun Life Strategic Income Sub-Account, MFS/Sun Life Strategic Value S Class Sub-Account , MFS/Sun Life Total Return S Sub-Account, MFS/Sun Life Total Return Sub-Account, MFS/Sun Life Utilities S Sub-Account, MFS/Sun Life Utilities Sub-Account, MFS/Sun Life Value S Sub-Account, MFS/Sun Life Value Sub-Account, Oppenheimer Capital Appreciation Sub-Account, Oppenheimer Global Securities Sub-Account, Oppenheimer Main St. Growth and Income Sub-Account, Oppenheimer Main St. Small Cap Sub-Account, PIMCO VIT Emerging Markets Bond Sub-Account, PIMCO VIT Low Duration Sub-Account, PIMCO VIT Real Return Bond Sub-Account, PIMCO VIT Total Return Bond Sub-Account, Sun Capital All Cap S Class Sub-Account, Sun Capital Investment Grade Bond S Sub-Account, Sun Capital Real Estate Fund S Sub-Account, Sun Capital Real Estate Sub-Account and Sun Capital Money Market S Class Sub-Account of Sun Life (N.Y.) Variable Account C (collectively the "Sub-Accounts"), as of December 31, 2005, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Sub-Accounts management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Sub-Accounts are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Sub-Accounts' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Sub-Accounts as of December 31, 2005, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/Deloitte & Touche LLP

Boston, Massachusetts

April 7, 2006

All-Star, All-Star Freedom, All-Star Traditions and All-Star Extra Sub-Accounts Included

in Sun Life Insurance and Annuity Company of New York Variable Account C

Statements of Condition - December 31, 2005
Assets:
Investment in:	Shares	Cost	Value
Alliance Variable Products Series Fund, Inc.
Premier Growth Fund (AN1)	37,052	$791,529	$983,368
Technology Fund (AN2)	2,476	35,232	38,705
Growth and Income Fund (AN3)	37,987	820,272	936,369
Privatization Fund (AN4)	1,161	22,197	28,041
Franklin Templeton Trust
Growth and Income Fund (FGI)	12,248	173,953	188,858
Mutual Shares Securities Fund (FMS)	17,168	256,370	311,941
Templeton Foreign Fund (FTI)	73,430	914,009	1,146,969
Galaxy Variable Insurance Products Funds
VIP Quality Columbia Real Estate Equity (GCR)
Columbia High Yield (HCY)	75,388	710,232	738,045
Liberty Variable Investment Trust
Liberty Growth & Income Fund (CGI)	16,146	230,179	270,926
Colonial Strategic Income Fund (CSI)	3,945	39,003	39,804
Liberty Federal Securities Fund (LFS)	79,128	862,493	841,919
Liberty S&P 500 Index Fund (LIF)	34,987	345,345	380,309
Liberty Select Value Fund (LSV)	5,200	82,494	102,805
Newport Tiger Fund (NTF)
Wanger International Fund (WFF)	32,323	464,082	634,509
Wanger International Small Cap Fund (WIS)	3,514	89,829	107,637
Wanger Select Fund (WTF)	17,806	341,307	403,479
Wanger U.S. Small Cap Fund (USC)	37,201	1,010,940	1,298,318
Lord Abbett Series Fund, Inc.
Growth & Income Portfolio (LA1)	21,327	524,653	557,913
Mid-Cap Value (LA2)	7,662	138,399	161,591
MFS/Sun Life Series Trust
MFS VIT Emerging Growth Series (TEG)	154	2,507	2,914
MFS VIT Investors Growth Stock Series (TMI)	8,675	72,863	84,318
MFS VIT New Discovery Series (TND)	2,749	38,277	42,479
MFS VIT Investors Trust Series (STI)	8,536	140,004	163,798
PIMCO Variable Insurance Trust
Real Return Bond Portfolio (PRR)	25,345	320,647	321,628
Total Return Bond Portfolio (PTR)	204,879	2,136,870	2,097,960
SteinRoe Variable Investment Trust
Asset Allocation Fund (SBF)	79,172	1,081,521	1,214,499
Growth Stock Fund (SGF)	2,356	54,911	58,048
Liberty Money Market Fund (SMM)	1,561,847	1,561,847	1,561,847
Net Assets		$13,261,965	$14,718,997

See notes to financial statements

All-Star, All-Star Freedom, All-Star Traditions and All-Star Extra Sub-Accounts Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Statements of Condition - December 31, 2005 - continued
Net Assets Applicable to Owners of
Consolidated All-Star Contracts:	Units	Value

Alliance Variable Products Series Fund, Inc.
AN1	74,231	$983,368
AN2	2,798	38,705
AN3	68,393	936,369
AN4	1,334	28,041
Franklin Templeton Trust
FGI	13,839	188,858
FMS	21,929	311,941
FTI	70,961	1,146,969
Galaxy Variable Insurance Products Funds
GCR
HCY	61,434	738,045
Liberty Variable Investment Trust
CGI	19,751	270,926
CSI	3,473	39,804
LFS	81,835	841,919
LIF	29,003	380,309
LSV	6,775	102,805
NTF
WFF	33,115	634,509
WIS	5,120	107,637
WTF	26,507	403,479
USC	75,394	1,298,318
Lord Abbett Series Fund, Inc.
LA1	40,903	557,913
LA2	10,163	161,591
MFS/Sun Life Series Trust
TEG	203	2,914
TMI	6,925	84,318
TND	3,213	42,479
STI	12,458	163,798
PIMCO Variable Insurance Trust
PRR	29,303	321,628
PTR	202,341	2,097,960
SteinRoe Variable Investment Trust
SBF	93,532	1,214,499
SGF	5,120	58,048
SMM	158,061	1,561,847
Net Assets		$14,718,997

See notes to financial statements

All-Star, All-Star Freedom, All-Star Traditions and All-Star Extra Sub-Accounts Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Statements of Operations - Year Ended December 31, 2005
	AN1	AN2	AN3	AN4
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$-	$-	$11,686	$81
Mortality and expense risk charges	(16,728)	(706)	(16,141)	(380)
Distribution expense charges	(2,007)	(85)	(1,937)	(46)
Net investment income (loss)	$(18,735)	$(791)	$(6,392)	$(345)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$26,334	$(658)	$20,258	$66
Realized gain distributions	-	-	-	-
Net realized gains (losses)	$26,334	$(658)	$20,258	$66

Net unrealized appreciation (depreciation) on investments:
End of year	$191,839	$3,473	$116,097	$5,844
Beginning of year	82,848	3,095	106,666	1,161
Change in unrealized appreciation (depreciation)	$108,991	$378	$9,431	$4,683

Realized and unrealized gains (losses)	$135,325	$(280)	$29,689	$4,749
Increase (Decrease) in net assets from operations	$116,590	$(1,071)	$23,297	$4,404

	FGI	FMS	FTI	GCR
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$4,780	$2,876	$12,987	$-
Mortality and expense risk charges	(2,911)	(4,833)	(19,695)	(235)
Distribution expense charges	(349)	(580)	(2,363)	(28)
Net investment income (loss)	$1,520	$(2,537)	$(9,071)	$(263)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$726	$9,321	$42,607	$(34,029)
Realized gain distributions	1,606	1,077	-	36,495
Net realized gains (losses)	$2,332	$10,398	$42,607	$2,466

Net unrealized appreciation (depreciation) on investments:
End of year	$14,905	$55,571	$232,960	$-
Beginning of year	15,802	38,197	177,335	9,679
Change in unrealized appreciation (depreciation)	$(897)	$17,374	$55,625	$(9,679)

Realized and unrealized gains (losses)	$1,435	$27,772	$98,232	$(7,213)
Increase (Decrease) in net assets from operations	$2,955	$25,235	$89,161	$(7,476)

See notes to financial statements

All-Star, All-Star Freedom, All-Star Traditions and All-Star Extra Sub-Accounts Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Statements of Operations - Year Ended December 31, 2005 - continued
	HCY	CGI	CSI	LFS
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$-	$-	$-	$47,476
Mortality and expense risk charges	(12,289)	(4,250)	(1,434)	(14,817)
Distribution expense charges	(1,475)	(510)	(172)	(1,778)
Net investment income (loss)	$(13,764)	$(4,760)	$(1,606)	$30,881

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$903	$19,164	$(1,946)	$(4,355)
Realized gain distributions	-	-	-	2,892
Net realized gains (losses)	$903	$19,164	$(1,946)	$(1,463)

Net unrealized appreciation (depreciation) on investments:
End of year	$27,813	$40,747	$801	$(20,574)
Beginning of year	12,586	44,206	(76)	3,755
Change in unrealized appreciation (depreciation)	$15,227	$(3,459)	$877	$(24,329)

Realized and unrealized gains (losses)	$16,130	$15,705	$(1,069)	$(25,792)
Increase (Decrease) in net assets from operations	$2,366	$10,945	$(2,675)	$5,089

	LIF	LSV	NTF	WFF
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$-	$-	$-	$11,584
Mortality and expense risk charges	(8,851)	(1,537)	(50)	(10,405)
Distribution expense charges	(1,062)	(184)	(6)	(1,249)
Net investment income (loss)	$(9,913)	$(1,721)	$(56)	$(70)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$41,734	$1,610	$3,138	$30,024
Realized gain distributions	-	-	1,731	-
Net realized gains (losses)	$41,734	$1,610	$4,869	$30,024

Net unrealized appreciation (depreciation) on investments:
End of year	$34,964	$20,311	$	$170,427
Beginning of year	54,153	10,462	4,713	116,832
Change in unrealized appreciation (depreciation)	$(19,189)	$9,849	$(4,713)	$53,595

Realized and unrealized gains (losses)	$22,545	$11,459	$156	$83,619
Increase (Decrease) in net assets from operations	$12,632	$9,738	$100	$83,549

See notes to financial statements

All-Star, All-Star Freedom, All-Star Traditions and All-Star Extra Sub-Accounts Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Statements of Operations - Year Ended December 31, 2005 - continued
	WIS	WTF	USC	LA1
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$150	$-	$-	$5,423
Mortality and expense risk charges	(1,058)	(6,487)	(21,820)	(9,314)
Distribution expense charges	(127)	(778)	(2,618)	(1,118)
Net investment income (loss)	$(1,035)	$(7,265)	$(24,438)	$(5,009)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$2,571	$19,967	$64,998	$8,823
Realized gain distributions	-	33,863	-	33,134
Net realized gains (losses)	$2,571	$53,830	$64,998	$41,957

Net unrealized appreciation (depreciation) on investments:
End of year	$17,808	$62,172	$287,378	$33,260
Beginning of year	2,441	84,061	220,027	63,006
Change in unrealized appreciation (depreciation)	$15,367	$(21,889)	$67,351	$(29,746)

Realized and unrealized gains (losses)	$17,938	$31,941	$132,349	$12,211
Increase (Decrease) in net assets from operations	$16,903	$24,676	$107,911	$7,202

	LA2	TEG	TMI	TND
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$1,120	$-	$116	$-
Mortality and expense risk charges	(3,920)	(42)	(1,307)	(1,001)
Distribution expense charges	(470)	(5)	(157)	(120)
Net investment income (loss)	$(3,270)	$(47)	$(1,348)	$(1,121)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$18,488	$(4)	$729	$4,303
Realized gain distributions	15,304	-	-	-
Net realized gains (losses)	$33,792	$(4)	$729	$4,303

Net unrealized appreciation (depreciation) on investments:
End of year	$23,192	$407	$11,455	$4,202
Beginning of year	36,802	173	8,936	2,145
Change in unrealized appreciation (depreciation)	$(13,610)	$234	$2,519	$2,057

Realized and unrealized gains (losses)	$20,182	$230	$3,248	$6,360
Increase (Decrease) in net assets from operations	$16,912	$183	$1,900	$5,239

See notes to financial statements

All-Star, All-Star Freedom, All-Star Traditions and All-Star Extra Sub-Accounts Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Statements of Operations - Year Ended December 31, 2005 - continued

	STI	PRR	PTR	SBF
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$783	$11,060	$81,348	$29,833
Mortality and expense risk charges	(3,692)	(6,315)	(40,126)	(20,829)
Distribution expense charges	(443)	(758)	(4,815)	(2,499)
Net investment income (loss)	$(3,352)	$3,987	$36,407	$6,505

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$20,715	$6,642	$5,201	$16,066
Realized gain distributions	-	3,489	33,792	-
Net realized gains (losses)	$20,715	$10,131	$38,993	$16,066

Net unrealized appreciation (depreciation) on investments:
End of year	$23,794	$981	$(38,910)	$132,978
Beginning of year	29,010	12,872	23,841	104,711
Change in unrealized appreciation (depreciation)	$(5,216)	$(11,891)	$(62,751)	$28,267

Realized and unrealized gains (losses)	$15,499	$(1,760)	$(23,758)	$44,333
Increase (Decrease) in net assets from operations	$12,147	$2,227	$12,649	$50,838

	SGF	SMM
	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$184	$32,691
Mortality and expense risk charges	(800)	(20,196)
Distribution expense charges	(96)	(2,424)
Net investment income (loss)	$(712)	$10,071

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$(22)	$-
Realized gain distributions
Net realized gains (losses)	$(22)	$-

Net unrealized appreciation (depreciation) on investments:
End of year	$3,137	$-
Beginning of year	602
Change in unrealized appreciation (depreciation)	$2,535	$-

Realized and unrealized gains (losses)	$2,513	$-
Increase (Decrease) in net assets from operations	$1,801	$10,071

See notes to financial statements

All-Star, All-Star Freedom, All-Star Traditions and All-Star Extra Sub-Accounts Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Statements of Changes in Net Assets

	AN1		AN2		AN3		AN4		FGI
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2005	2004	2005	2004	2005	2004	2005	2004	2005	2004
Operations:
Net investment income (loss)	$(18,735)	$(15,960)	$(791)	$(1,194)	$(6,392)	$(9,736)	$(345)	$(57)	$1,520	$1,264
Net realized gains (losses)	26,334	6,286	(658)	(808)	20,258	7,535	66	4	2,332	99
Net unrealized gains (losses)	(108,991)	67,012	378	2,088	9,431	77,665	4,683	1,161	(897)	11,059
Increase (Decrease) in net assets from operations	$116,590	$57,338	$(1,071)	$86	$23,297	$75,464	$4,404	$1,108	$2,955	$12,422

Participant Transactions:
Accumulation Activity:
Purchase payments received	$13,088	$327,007	$-	$38,876	$4,755	$356,357	$1	$4,281	$7,808	$40,287
Net transfers between Sub-Accounts and Fixed Account	(75,554)	165,624	76	(4,524)	5,196	132,673	-	18,250	15,950	51,892
Withdrawals, surrenders, annuitizations and contract charges	(54,772)	(33,588)	(32,359)	(3,545)	(103,827)	(32,666)	(3)	-	(10,467)	(3)
Net accumulation activity	$(117,238)	$459,043	$(32,283)	$30,807	$(93,876)	$456,364	$(2)	$22,531	$13,291	$92,176

Annuitization Activity:
Annuitizations	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Annuity payments and contract charges	-	-	-	-	-	-	-	-	-	-
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	-	-	-	-	-	-	-	-	-	-
Net annuitization activity	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Increase (Decrease) in net assets from participant transactions	$(117,238)	$459,043	$(32,283)	$30,807	$(93,876)	$456,364	$(2)	$22,531	$13,291	$92,176

Increase (Decrease) in net assets	$(648)	$516,381	$(33,354)	$30,893	$(70,579)	$531,828	$4,402	$23,639	$16,246	$104,598

Net Assets:
Beginning of year	$984,016	$467,635	$72,059	$41,166	$1,006,948	$475,120	$23,639	$	$172,612	$68,014
End of year	$983,368	$984,016	$38,705	$72,059	$936,369	$1,006,948	$28,041	$23,639	$188,858	$172,612

Unit Transactions:
Beginning of year	83,659	42,239	5,436	3,231	75,569	39,170	1,334	-	12,880	5,448
Purchased	1,052	29,627		2,993	354	28,797	-	296	572	3,247
Transferred between Sub-Accounts and Fixed Accumulation Account	(5,691)	15,244	5	(466)	425	10,568	-	1,038	1,190	4,185
Withdrawn, Surrendered and Annuitized	(4,789)	(3,451)	(2,643)	(322)	(7,955)	(2,966)	-	-	(803)	-
End of year	74,231	83,659	2,798	5,436	68,393	75,569	1,334	1,334	13,839	12,880

See notes to financial statements

All-Star, All-Star Freedom, All-Star Traditions and All-Star Extra Sub-Accounts Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Statements of Changes in Net Assets - continued

	FMS		FTI		GCR		HCY		CGI
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2005	2004	2005	2004	2005 (\x)	2004	2005	2004	2005	2004
Operations:
Net investment income (loss)	$(2,537)	$(2,361)	$(9,071)	$(8,251)	$(263)	$2,734	$(13,764)	$29,488	$(4,760)	$547
Net realized gains (losses)	10,398	484	42,607	(21,982)	2,466	22,093	903	(1,748)	19,164	502
Net unrealized gains (losses)	17,374	29,946	55,625	142,429	(9,679)	14,338	15,227	6,907	(3,459)	31,392
Increase (Decrease) in net assets from operations	$25,235	$28,069	$89,161	$156,160	$(7,476)	$39,165	$2,366	$34,647	$10,945	$32,441

Participant Owner Transactions:
Accumulation Activity:
Purchase payments received	$6,608	$77,900	$10,664	$365,355	$21	$51,522	$2,280	$485,834	$6,608	$60,312
Net transfers between Sub-Accounts and Fixed Account	16,015	80,590	(47,515)	110,081	(133,389)	(11,709)	(38,341)	(176,392)	19,883	59,038
Withdrawals, surrenders, annuitizations and contract charges	(59,465)	(27)	(69,898)	(39,335)	(375)	(50)	(50,431)	(13,455)	(110,061)	(36)
Net accumulation activity	$(36,842)	$158,463	$(106,749)	$436,101	$(133,743)	$39,763	$(86,492)	$295,987	$(83,570)	$119,314

Annuitization Activity:
Annuitizations	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Annuity payments and contract charges	-	-	-	-	-	-	-	-	-	-
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	-	-	-	-	-	-	-	-	-	-
Net annuitization activity	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Increase (Decrease) in net assets from participant transactions	$(36,842)	$158,463	$(106,749)	$436,101	$(133,743)	$39,763	$(86,492)	$295,987	$(83,570)	$119,314

Increase (Decrease) in net assets	$(11,607)	$186,532	$(17,588)	$592,261	$(141,219)	$78,928	$(84,126)	$330,634	$(72,625)	$151,755

Net Assets:
Beginning of year	$323,548	$137,016	$1,164,557	$572,296	$141,219	$62,291	$822,171	$491,537	$343,551	$191,796
End of year	$311,941	$323,548	$1,146,969	$1,164,557	$-	$141,219	$738,045	$822,171	$270,926	$343,551

Unit Transactions:
Beginning of year	24,745	11,567	77,835	44,565	9,041	4,835	68,992	45,780	26,216	16,288
Purchased	498	6,458	683	27,898	1	4,180	194	42,056	490	5,013
Transferred between Sub-Accounts and Fixed Accumulation Account	1,224	6,722	(2,855)	8,739	(9,023)	28	(3,654)	(17,491)	1,531	4,917
Withdrawn, Surrendered and Annuitized	(4,538)	(2)	(4,702)	(3,367)	(19)	(2)	(4,098)	(1,353)	(8,486)	(2)
End of year	21,929	24,745	70,961	77,835	-	9,041	61,434	68,992	19,751	26,216

(x) Fund closed during the year

See notes to financial statements

All-Star, All-Star Freedom, All-Star Traditions and All-Star Extra Sub-Accounts Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Statements of Changes in Net Assets - continued

	CSI		LFS		LIF		LSV		NTF
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2005	2004	2005 (#)	2004	2005	2004	2005	2004	2005	2004
Operations:
Net investment income (loss)	$(1,606)	$9,001	$30,881	$16,721	$(9,913)	$(412)	$(1,721)	$(1,011)	$(56)	$(201)
Net realized gains (losses)	(1,946)	(31)	(1,463)	435	41,734	2,659	1,610	2,336	4,869	59
Net unrealized gains (losses)	877	1,098	(24,329)	298	(19,189)	42,076	9,849	7,895	(4,713)	3,896
Increase (Decrease) in net assets from operations	$(2,675)	$10,068	$5,089	$17,454	$12,632	$44,323	$9,738	$9,220	$100	$3,754

Participant Transactions:
Accumulation Activity:
Purchase payments received	$-	$88,843	$2,940	$382,579	$(13)	$242,879	$895	$26,086	$-	$12,466
Net transfers between Sub-Accounts and Fixed Account	(48,981)	18,185	12,536	152,078	(150,290)	212,059	10,802	9,911	(35,882)	2,657
Withdrawals, surrenders, annuitizations and contract charges	(55,611)	(4,182)	(158,969)	(33,146)	(164,591)	(20,299)	(4,933)	(1,398)	-	(510)
Net accumulation activity	$(104,592)	$102,846	$(143,493)	$501,511	$(314,894)	$434,639	$6,764)	$34,599	$(35,882)	$14,613

Annuitization Activity:
Annuitizations	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Annuity payments and contract charges	-	-	-	-	-	-	-	-	-	-
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	-	-	-	-	-	-	-	-	-	-
Net annuitization activity	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Increase (Decrease) in net assets from participant transactions	$(104,592)	$102,846	$(143,493)	$501,511	$(314,894)	$434,639	$6,764	$34,599	$(35,882)	$14,613

Increase (Decrease) in net assets	$(107,267)	$112,914	$(138,404)	$518,965	$(302,262)	$478,962	$16,502	$43,819	$(35,782)	$18,367

Net Assets:
Beginning of year	$147,071	$34,157	$980,323	$461,358	$682,571	$203,609	$86,303	$42,484	$35,782	$17,415
End of year	$39,804	$147,071	$841,919	$980,323	$380,309	$682,571	$102,805	$86,303	$-	$35,782

Unit Transactions:
Beginning of year	12,776	3,206	95,835	46,030	53,627	17,361	6,265	3,483	2,132	1,181
Purchased	-	8,247	284	38,396	-	20,357	63	2,084	-	804
Transferred between Sub-Accounts and Fixed Accumulation Account	(4,446)	1,715	1,215	14,984	(11,522)	17,576	789	803	(2,132)	183
Withdrawn, Surrendered and Annuitized	(4,857)	(392)	(15,499)	(3,575)	(13,102)	(1,667)	(342)	(105)	-	(36)
End of year	3,473	12,776	81,835	95,835	29,003	53,627	6,775	6,265	-	2,132

(#) Fund closed during the prior year

See notes to financial statements

All-Star, All-Star Freedom, All-Star Traditions and All-Star Extra Sub-Accounts Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Statements of Changes in Net Assets - continued

	WFF		WIS		WTF		USC		LA1
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2005 (x)	2004	2005	2004	2005	2004	2005	2004	2005	2004
Operations:
Net investment income (loss)	$(70)	$(8,282)	$(1,035)	$(150)	$(7,265)	$(7,477)	$(24,438)	$(22,449)	$(5,009)	$(4,547)
Net realized gains (losses)	30,024	19,085	2,571	1,365	53,830	1,220	64,998	21,160	41,957	10,067
Net unrealized gains (losses)	53,595	91,703	15,367	1,631	(21,889)	77,840	67,351	192,483	(29,746)	45,908
Increase (Decrease) in net assets from operations	$83,549	$102,506	$16,903	$2,846	$(24,676)	$71,583	$107,911	$191,194	$7,202	$51,428

Participant Transactions:
Accumulation Activity:
Purchase payments received	$2,594	$175,652	$-	$11,772	$7,618	$140,917	$21,937	$421,104	$8,742	$164,153
Net transfers between Sub-Accounts and Fixed Account	(12,425)	29,298	86,270	(6,257)	(24,421)	89,891	(75,565)	168,515	7,455	66,049
Withdrawals, surrenders, annuitizations and contract charges	(26,542)	(18,834)	(9,224)	(268)	(146,261)	(1,459)	(202,677)	(42,595)	(29,426)	(16,039)
Net accumulation activity	$(36,373)	$186,116	$77,046	$5,247	$(163,064)	$229,349	$(256,305)	$547,024	$(13,229)	$214,163

Annuitization Activity:
Annuitizations	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Annuity payments and contract charges	-	-	-	-	-	-	-	-	-	-
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	-	-	-	-	-	-	-	-	-	-
Net annuitization activity	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Increase (Decrease) in net assets from participant transactions	$(36,373)	$186,116	$77,046	$5,247	$(163,064)	$229,349	$(256,305)	$547,024	$(13,229)	$214,163

Increase (Decrease) in net assets	$47,176	$288,622	$93,949	$8,093	$(138,388)	$300,932	$(148,394)	$738,218	$(6,027)	$265,591

Net Assets:
Beginning of year	$587,333	$298,711	$13,688	$5,595	$541,867	$240,935	$1,446,712	$708,494	$563,940	$298,349
End of year	$634,509	$587,333	$107,637	$13,688	$403,479	$541,867	$1,298,318	$1,446,712	$557,913	$563,940

Unit Transactions:
Beginning of year	34,909	21,810	778	408	38,846	20,118	92,063	52,574	41,897	24,502
Purchased	148	12,355	-	806	553	11,483	1,343	30,498	645	13,463
Transferred between Sub-Accounts and Fixed Accumulation Account	(372)	2,211	4,814	(417)	(2,011)	7,364	(4,716)	12,359	624	5,401
Withdrawn, Surrendered and Annuitized	(1,570)	(1,467)	(472)	(19)	(10,881)	(119)	(13,296)	(3,368)	(2,263)	(1,469)
End of year	33,115	34,909	5,120	778	26,507	38,846	75,394	92,063	40,903	41,897

(x) Fund closed during the year

See notes to financial statements

All-Star, All-Star Freedom, All-Star Traditions and All-Star Extra Sub-Accounts Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Statements of Changes in Net Assets - continued

	LA2		TEG		TMI		TND		STI
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2005	2004	2005	2004	2005	2004	2005	2004	2005	2004
Operations:
Net investment income (loss)	$(3,270)	$(2,182)	$(47)	$(38)	$(1,348)	$(1,387)	$(1,121)	$(992)	$(3,352)	$(2,874)
Net realized gains (losses)	33,792	4,732	(4)	(7)	729	98	4,303	(18,794)	20,715	692
Net unrealized gains (losses)	(13,610)	31,921	234	173	2,519	6,855	2,057	2,384	(5,216)	24,011
Increase (Decrease) in net assets from operations	$16,912	$34,471	$183	$128	$1,900	$5,566	$5,239	$(17,402)	$12,147	$21,829

Participant Transactions:
Accumulation Activity:
Purchase payments received	$3,303	$11,829	$-	$2,606	$34	$9,309	$-	$28,452	$3,304	$89,247
Net transfers between Sub-Accounts and Fixed Account	(87,221)	111,714	-	-	(896)	5,201	(4,150)	23,439	56,959	94,823
Withdrawals, surrenders, annuitizations and contract charges	(4,443)	(7,112)	(3)	-	(3,039)	(38)	(8,674)	(144)	(78,830)	(8,914)
Net accumulation activity	$(88,361)	$116,431	$(3)	$2,606	$(3,901)	$14,472	$(12,824)	$51,747	$(132,485)	$175,156

Annuitization Activity:
Annuitizations	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Annuity payments and contract charges	-	-	-	-	-	-	-	-	-	-
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	-	-	-	-	-	-	-	-	-	-
Net annuitization activity	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Increase (Decrease) in net assets from participant transactions	$(88,361)	$116,431	$(3)	$2,606	$(3,901)	$14,472	$(12,824)	$51,747	$(132,485)	$175,156

Increase (Decrease) in net assets	$(71,449)	$150,902	$180	$2,734	$(2,001)	$20,038	$(7,585)	$34,345	$(120,338)	$196,985

Net Assets:
Beginning of year	$233,040	82,138	2,734	-	86,319	66,281	50,064	15,719	284,136	87,151
End of year	$161,591	233,040	2,914	2,734	84,318	86,319	42,479	50,064	163,798	284,136

Unit Transactions:
Beginning of year	15,658	6,675	203	-	7,259	5,968	3,908	1,280	22,808	7,631
Purchased	217	898	-	203	3	826	-	2,177	264	7,690
Transferred between Sub-Accounts and Fixed Accumulation Account	(5,414)	8,586	-	-	(78)	468	-	463	(4,242)	8,252
Withdrawn, Surrendered and Annuitized	(298)	(501)	-	-	(259)	(3)	(695)	(12)	(6,372)	(765)
End of year	10,163	15,658	203	203	6,925	7,259	3,213	3,908	12,458	22,808

See notes to financial statements

All-Star, All-Star Freedom, All-Star Traditions and All-Star Extra Sub-Accounts Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Statements of Changes in Net Assets - continued

	PRR		PTR		SBF		SGF		SMM
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2005	2004	2005	2004	2005	2004	2005	2004	2005	2004
Operations:
Net investment income (loss)	$3,987	$(3,868)	$36,407	$58	$6,505	$(543)	$(712)	$(503)	$10,071	$(9,780)
Net realized gains (losses)	10,131	22,984	38,993	53,432	16,066	5,210	(22)	(30)	-	-
Net unrealized gains (losses)	(11,891)	11,635	(62,751)	14,500	28,267	80,476	2,535	311	-	-
Increase (Decrease) in net assets from operations	$2,227	$30,751	$12,649	$67,990	$50,838	$85,143	$1,801	$(222)	$10,071	$(9,780)

Participant Transactions:
Accumulation Activity:
Purchase payments received	$1,401	$112,973	$19,327	$637,942	$10,856	$452,292	$1	$19,381	$9,548	$603,777
Net transfers between Sub-Accounts and Fixed Account	157,876	52,610	494,427	556,717	(7,126)	152,914	9,842	20,818	689,513	31,193
Withdrawals, surrenders, annuitizations and contract charges	(238,763)	(164,366)	(768,701)	(703,487)	(138,708)	(44,355)	(21)	(1)	(320,302)	(26,857)
Net accumulation activity	$(79,486)	$1,217	$(254,947)	$491,172	$(134,978)	$560,851	$9,822	$40,198	$378,759	$608,113

Annuitization Activity:
Annuitizations	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Annuity payments and contract charges	-	-	-	-	-	-	-	-	-	-
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	-	-	-	-	-	-	-	-	-	-
Net annuitization activity	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Increase (Decrease) in net assets from participant transactions	$(79,486)	$1,217	$(254,947)	$491,172	$(134,978)	$560,851	$9,822	$40,198	$378,759	$608,113

Increase (Decrease) in net assets	$(77,259)	$31,968	$(242,298)	$559,162	$(84,140)	$645,994	$11,623	$39,976	$388,830	$598,333

Net Assets:
Beginning of year	$398,887	366,919	2,340,258	1,781,096	1,298,639	652,645	46,425	6,449	1,173,017	574,684
End of year	$321,628	398,887	2,097,960	2,340,258	1,214,499	1,298,639	58,048	46,425	1,561,847	1,173,017

Unit Transactions:
Beginning of year	36,459	35,966	226,901	177,853	104,509	56,417	4,197	549	119,835	58,051
Purchased	127	10,891	1,865	63,962	858	39,229	-	1,732	974	61,513
Transferred between Sub-Accounts and Fixed Accumulation Account	14,361	4,904	47,489	54,379	(548)	13,017	925	1,916	69,955	3,289
Withdrawn, Surrendered and Annuitized	(21,644)	(15,302)	(73,914)	(69,293)	(11,287)	(4,154)	(2)	-	(32,703)	(3,018)
End of year	29,303	36,459	202,341	226,901	93,532	104,509	5,120	4,197	158,061	119,835

See notes to financial statements

All-Star, All-Star Freedom, All-Star Traditions and All-Star Extra Sub-Accounts Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Notes to Financial Statements

(1) Organization

Sun Life of Canada (N.Y.) Variable Account C (the ''Variable Account''), a separate account of Sun Life Insurance and Annuity Company of New York, (the ''Sponsor'') (a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.)) was established on October 18, 1985 as a funding vehicle for the variable portion of All Star contracts, All Star Freedom contracts, All Star Traditions contracts and All Star Extra contracts (collectively, the ''Contracts'') and certain other fixed and variable annuity contracts issued by the Sponsor. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a unit investment trust and exists in accordance with the regulations of the Delaware Insurance Department.

The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account is invested in shares of a single corresponding investment portfolio of certain registered open-end mutual funds. The funds offered are: Alliance Variable Products Series Fund, Inc., Franklin Templeton Trust, Galaxy Variable Insurance Products Funds, Liberty Variable Investment Trust, Lord Abbott Series Fund Inc., MFS/Sun Life Series Trust, PIMCO Variable Insurance Trust and SteinRoe Variable Investment Trust (collectively, "the Funds"). Massachusetts Financial Services Company (''MFS''), an affiliate of the Sponsor, is the investment adviser to the MFS/Sun Life Series Trust (the "Series Trust").

Under applicable insurance law, the assets and liabilities of the Variable Account are clearly identified and distinguished from the Sponsor's other assets and liabilities. The portion of the Variable Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business the Sponsor may conduct.

(2) Significant Accounting Policies

General

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Sponsor's management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Investment Valuations

Investments in shares of the Funds are recorded at their net asset value. The Funds value their investment securities at fair value. Transactions are recorded on a trade date basis. Realized gains and losses on sales of shares of the Funds are determined on the identified cost basis. Dividend income and capital gain distributions received by the Sub-Accounts are reinvested in additional Fund shares and are recognized on the ex-dividend date.

Exchanges between Sub-Accounts requested by participants under the Contracts are recorded in the new Sub-Account upon receipt of the redemption proceeds.

Federal Income Tax Status

The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, investment income and capital gains earned by the Variable Account on contract owner reserves are not taxable and, therefore, no provision has been made for federal income taxes.

All-Star, All-Star Freedom, All-Star Traditions and All-Star Extra Sub-Accounts Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Notes to Financial Statements - continued

(3) Contract Charges and Related Party Transactions

A mortality and expense risk charge based on the value of the Variable Account is deducted from the Variable Account at the end of each valuation period for the mortality and expense risks assumed by the Sponsor. The deductions are transferred periodically to the Sponsor. Currently, the deduction is at an effective annual rate as follows:

	Level 1	Level 2	Level 3	Level 4	Level 5

All-Star contracts	1.30%	1.50%	1.70%	1.90%
All-Star Freedom contracts	1.35%	1.55%	1.75%
All-Star Traditions contracts	1.05%	1.25%	1.30%	1.45%	1.65%
All-Star Extra contracts	1.40%	1.60%	1.80%	2.00%

Each year on the account anniversary, an account administration fee (''Account Fee'') equal to $30 is deducted from each contract's accumulation account to cover administrative expenses relating to the contract. After the annuity commencement date, the Account Fee will be deducted pro rata from each variable annuity payment made during the year.

MFS charges a management fee at an effective annual rate ranging from 1.09% to 1.30% of the Series Trust net assets.

The Sponsor does not deduct a sales charge from purchase payments. However, a withdrawal charge (contingent deferred sales charge) may be deducted to cover certain expenses relating to the sales of the contract. In no event shall the aggregate withdrawal charges exceed 8% of the purchase payments made under the contract.

For assuming the risk that withdrawal charges may be insufficient to compensate it for the costs of distributing the contracts, the Sponsor makes a deduction from the Variable Account at the end of each valuation period at an effective annual rate of 0.15% of the net assets attributable to All-Star Traditions and All-Star Extra contracts and an effective annual rate of 0.20% of the net assets attributable to All-Star and All-Star Freedom contracts.

As reimbursement for administrative expenses attributable to All-Star, All-Star Freedom, All-Star Traditions and All-Star Extra contracts, which exceed the revenues received from the Account Fees described above derived from such contracts, the Sponsor makes a deduction from the Variable Account at the end of each valuation period at an effective annual rate of 0.15% of the net assets attributable to such contracts.

For the period ended December 31, 2005, the Sponsor received the following amounts related to the above mentioned contract and surrender charges. These charges are reflected in the ''Withdrawals, surrenders, annuitizations and contract charges'' line of the Statement of Changes in Net Assets.

	Contract Charges	Surrender Charges
Alliance Variable Products Series Fund, Inc.
Premier Growth Fund	$801	$229
Technology Fund		35
Growth and Income Fund	1,357	284
Privatization Fund		3
Franklin Templeton Trust
Growth and Income Fund		17
Mutual Shares Securities Fund	426	53
Templeton Foreign Fund	897	253
Galaxy Variable Insurance Products Funds
VIP Quality Columbia Real Estate Equity		3
Columbia High Yield	139	217

All-Star, All-Star Freedom, All-Star Traditions and All-Star Extra Sub-Accounts Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Notes to Financial Statements - continued

(3) Contract Charges and Related Party Transactions - continued

Liberty Variable Investment Trust
Liberty Growth & Income Fund		46
Colonial Strategic Income Fund	601	48
Liberty Federal Securities Fund	825	232
Liberty S&P 500 Index Fund	576	127
Liberty Select Value Fund	138	32
Newport Tiger Fund
Wanger International Fund	204	216
Wanger International Small Cap Fund	247	22
Wanger Select Fund	594	137
Wanger U.S. Small Cap Fund	1,777	393
Lord Abbett Series Fund, Inc.
Growth & Income Portfolio	349	218
Mid-Cap Value	11	32
MFS/Sun Life Series Trust
MFS VIT Emerging Growth Series		4
MFS VIT Investors Growth Stock Series		40
MFS VIT New Discovery Series	181	7
MFS VIT Investors Trust Series		47
PIMCO Variable Insurance Trust
Real Return Bond Portfolio	1,271	109
Total Return Bond Portfolio	2,049	342
SteinRoe Variable Investment Trust
Asset Allocation Fund	1,605	279
Growth Stock Fund		21
Liberty Money Market Fund	10,220	306

(4) Investment Purchases and Sales

The following table shows the aggregate cost of shares purchased and proceeds from the sales of shares of the funds for each Sub-Account for the year ended December 31, 2005:

	Purchases	Sales
Alliance Variable Products Series Fund, Inc.
Premier Growth Fund	$65,210	$201,183
Technology Fund	68	33,142
Growth and Income Fund	40,020	140,288
Privatization Fund	83	430
Franklin Templeton Trust
Growth and Income Fund	30,511	14,094
Mutual Shares Securities Fund	27,268	65,570
Templeton Foreign Fund	74,205	190,025
Galaxy Variable Insurance Products Funds
VIP Quality Columbia Real Estate Equity	39,682	137,193
Columbia High Yield	23,771	124,027
Liberty Growth & Income Fund	26,504	114,834
Colonial Strategic Income Fund	37,977	144,174

All-Star, All-Star Freedom, All-Star Traditions and All-Star Extra Sub-Accounts Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Notes to Financial Statements - continued

(4) Investment Purchases and Sales - continued

	Purchases	Sales
Liberty Variable Investment Trust
Liberty Federal Securities Fund	$109,565	$219,285
Liberty S&P 500 Index Fund	20,160	344,967
Liberty Select Value Fund	12,953	7,910
Newport Tiger Fund	1,731	35,938
Wanger International Fund	67,656	104,099
Wanger International Small Cap Fund	86,982	10,971
Wanger Select Fund	63,486	199,952
Wanger U.S. Small Cap Fund	46,285	327,028
Lord Abbett Series Fund, Inc.
Growth & Income Portfolio	78,274	63,378
Mid-Cap Value	38,696	115,023
MFS/Sun Life Series Trust
MFS VIT Emerging Growth Series		51
MFS VIT Investors Growth Stock Series	586	5,835
MFS VIT New Discovery Series	29,006	42,951
MFS VIT Investors Trust Series	13,840	149,677
PIMCO Variable Insurance Trust
Real Return Bond Portfolio	181,851	253,861
Total Return Bond Portfolio	798,218	982,966
SteinRoe Variable Investment Trust
Asset Allocation Fund	51,802	180,275
Growth Stock Fund	10,024	914
Liberty Money Market Fund	810,349	421,519

All-Star, All-Star Freedom, All-Star Traditions and All-Star Extra Sub-Accounts Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Notes to Financial Statements - continued

(5) Financial Highlights

The summary of unit values, units outstanding for variable annuity contracts, net assets, investment income ratio, expense ratio's, excluding expenses of the underlying funds and the total return, for the years ended December 31, are as follows:
		At December 31					For year ended December 31
							Investment
			Unit Fair Value				Income	Expense Ratio			Total Return
		Units	lowest to highest			Net Assets	Ratio*	lowest to highest**			lowest to highest***
AN1
	December 31, 2005	74,231	$13.1303	to	13.3619	$983,368	-%	1.65	to	2.30%	12.21	to	12.95%
	December 31, 2004	83,659	11.7015	to	11.8295	984,016	-	1.65	to	2.30	5.85	to	6.55	(y)
	December 31, 2003 (a)	42,239	11.0442	to	11.1020	467,635	-	1.65	to	2.30	10.55	to	21.27	(y)
AN2
	December 31, 2005	2,798	13.1093	to	14.9621	38,705	-	1.65	to	1.85	1.74	to	1.94
	December 31, 2004	5,436	12.8857	to	14.6845	72,059	-	1.65	to	1.85	3.14	to	3.35
	December 31, 2003 (d)	3,231	12.4937	to	14.2160	41,166	-	1.65	to	1.85	24.94	to	41.35	(y)
AN3
	December 31, 2005	68,393	13.0675	to	14.4097	936,369	1.24	1.65	to	2.30	2.20	to	2.88
	December 31, 2004	75,569	12.7865	to	14.0140	1,006,948	0.79	1.65	to	2.30	8.66	to	9.38
	December 31, 2003 (a)	39,170	11.7678	to	12.8185	475,120	-	1.65	to	2.30	17.68	to	29.94	(y)
AN4
	December 31, 2005	1,334	19.3890	to	21.4594	28,041	0.32	1.70			18.51
	December 31, 2004	1,334	16.3609	to	18.1079	23,639	0.09	1.70			21.86 (y)
FGI
	December 31, 2005	13,839	13.3593	to	13.8433	188,858	2.59	1.65	to	1.90	1.55	to	1.81
	December 31, 2004	12,880	13.1484	to	13.6040	172,612	2.76	1.65	to	1.90	8.51	to	8.78	(y)
	December 31, 2003 (e)	5,448	12.1271	to	12.5118	68,014	-	1.65	to	1.70	21.27	to	25.12
FMS
	December 31, 2005	21,929	14.0090	to	14.3958	311,941	0.92	1.65	to	2.05	8.29	to	8.74
	December 31, 2004	24,745	12.9360	to	13.2459	323,548	0.82	1.65	to	2.05	10.32	to	10.77	(y)
	December 31, 2003 (a)	11,567	11.7262	to	11.9642	137,016	-	1.65	to	2.05	17.26	to	19.64
FTI
	December 31, 2005	70,961	15.7846	to	16.5280	1,146,969	1.15	1.65	to	2.30	7.64	to	8.36
	December 31, 2004	77,835	14.6640	to	15.2611	1,164,557	1.14	1.65	to	2.30	15.80	to	16.57
	December 31, 2003 (a)	44,565	12.6636	to	13.0986	572,296	-	1.65	to	2.30	26.64	to	30.99
GCR
	December 31, 2005 (x)							1.65	to	1.90	(6.02)	to	(6.00)
	December 31, 2004	9,041	15.5244	to	17.8455	141,219	3.94	1.65	to	1.90	27.96	to	28.49	(y)
	December 31, 2003 (a)	4,835	12.1017	to	13.8962	62,291	7.21	1.65	to	2.05	21.02	to	31.42	(y)
HCY
	December 31, 2005	61,434	10.8520	to	12.7105	738,045	-	1.65	to	2.30	0.06	to	0.72
	December 31, 2004	68,992	10.8458	to	12.6258	822,171	5.53	1.65	to	2.30	4.64	to	5.34
	December 31, 2003 (a)	45,780	10.3646	to	11.9919	491,537	6.97	1.65	to	2.30	3.65	to	19.92
CGI
	December 31, 2005	19,751	13.5446	to	13.9793	270,926	-	1.65	to	1.90	4.19	to	4.46
	December 31, 2004	26,216	12.9932	to	13.3897	343,551	1.94	1.65	to	1.85	11.36	to	11.58	(y)
	December 31, 2003 (b)	16,288	11.6796	to	12.0059	191,796	5.49	1.70			16.80	to	17.63	(y)
CSI
	December 31, 2005	3,473	11.3677	to	11.4906	39,804	-	1.65	to	2.05	(0.67)	to	(0.26)
	December 31, 2004	12,776	11.4440	to	11.5208	147,071	9.09	1.65	to	2.05	7.60	to	8.04	(y)
	December 31, 2003 (b)	3,206	10.6360	to	10.6602	34,157	48.21	1.65	to	1.85	6.36	to	6.60
LFS
	December 31, 2005	81,835	10.0198	to	10.5632	841,919	5.46	1.65	to	2.30	0.08	to	0.74
	December 31, 2004	95,835	10.0119	to	10.4906	980,323	4.00	1.65	to	2.30	1.53	to	2.20
	December 31, 2003 (a)	46,030	9.8614	to	10.2696	461,358	-	1.65	to	2.30	(1.39)	to	0.58	(y)
LIF
	December 31, 2005	29,003	12.9242	to	13.5880	380,309	-	1.65	to	1.90	2.24	to	2.50
	December 31, 2004	53,627	12.6235	to	13.2627	682,571	1.66	1.65	to	1.90	8.02	to	8.29	(y)
	December 31, 2003 (b)	17,361	11.6902	to	12.2531	203,609	3.94	1.65	to	1.90	16.90	to	25.51	(y)

(a) For the period July 1, 2003 (commencement of operations) through December 31, 2003.

(b) For the period August 1, 2003 (commencement of operations) through December 31, 2003.

(d) For the period October 1, 2003 (commencement of operations) through December 31, 2003.

(e) For the period November 1, 2003 (commencement of operations) through December 31, 2003.

(x) Fund closed during the year.

(y) As revised, to reflect an incorrect assumption in the calculation of the total return relating to the start date for new levels added to the sub-account during the period. See footnote ****

All-Star, All-Star Freedom, All-Star Traditions and All-Star Extra Sub-Accounts Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Notes to Financial Statements - continued

(5) Financial Highlights - continued
		At December 31					For year ended December 31
							Investment
			Unit Fair Value				Income	Expense Ratio			Total Return
		Units	lowest to highest			Net Assets	Ratio*	lowest to highest**			lowest to highest***
LSV
	December 31, 2005	6,775	$ 15.0701	to	15.2412	$102,805	-%	1.65	to	1.90%	9.95	to	10.23%
	December 31, 2004	6,265	13.6990	to	13.8616	86,303	0.33	1.65	to	1.90	13.12	to	13.41	(y)
	December 31, 2003 (c)	3,483	12.1036	to	12.2535	42,484	0.90	1.70	to	1.90	21.04	to	25.02	(y)
NTF
	December 31, 2005	-	-		-	-	-	1.65	to	1.85	0.95	to	0.98
	December 31, 2004	2,132	16.7533	to	16.8093	35,782	1.13	1.65	to	1.85	13.59	to	13.82	(y)
	December 31, 2003 (f)	1,181	14.7491			17,415	15.99	1.85			47.49
WFF
	December 31, 2005	33,115	18.3163	to	20.3261	634,509	1.93	1.65	to	2.30	13.76	to	14.51
	December 31, 2004	34,909	16.1010	to	17.7589	587,333	0.29	1.65	to	2.30	21.47	to	22.28
	December 31, 2003 (a)	21,810	13.2549	to	14.5303	298,711	-	1.65	to	2.30	32.55	to	38.84	(y)
WIS
	December 31, 2005	5,120	21.0160	to	21.0441	107,637	0.21	1.65	to	1.70	19.53
	December 31, 2004	778	17.5327	to	17.6059	13,688	0.69	1.65	to	1.90	27.79	to	28.12	(y)
	December 31, 2003 (c)	408	13.7243			5,595	-	1.85			37.24
WTF
	December 31, 2005	26,507	14.9601	to	16.0543	403,479	-	1.65	to	1.90	8.40	to	8.67
	December 31, 2004	38,846	13.7943	to	14.7806	541,867	-	1.65	to	1.90	17.03	to	17.33
	December 31, 2003 (a)	20,118	11.7806	to	12.6036	240,935	-	1.65	to	1.90	17.81	to	28.51	(y)
USC
	December 31, 2005	75,394	16.2414	to	18.6255	1,298,318	-	1.65	to	2.30	8.70	to	9.42
	December 31, 2004	92,063	14.9411	to	17.0301	1,446,712	-	1.65	to	2.30	15.60	to	16.38
	December 31, 2003 (a)	52,574	12.9243	to	14.6412	708,494	-	1.65	to	2.30	29.24	to	40.79	(y)
LA1
	December 31, 2005	40,903	13.2477	to	13.9566	557,913	0.99	1.65	to	2.30	0.88	to	1.55
	December 31, 2004	41,897	13.1323	to	13.7508	563,940	0.98	1.65	to	2.30	10.06	to	10.79
	December 31, 2003 (a)	24,502	11.9325	to	12.4180	298,349	3.89	1.65	to	2.30	19.32	to	24.18
LA2
	December 31, 2005	10,163	15.6725	to	16.3046	161,591	0.47	1.65	to	1.90	6.17	to	6.44
	December 31, 2004	15,658	14.7615	to	15.3257	233,040	0.40	1.65	to	1.90	21.68	to	21.99	(y)
	December 31, 2003 (c)	6,675	12.1313	to	12.5693	82,138	2.89	1.65	to	1.90	21.31	to	25.69
TEG
	December 31, 2005	203	14.4686			2,914	-	1.70			7.08
	December 31, 2004	203	13.5122			2,734	-	1.70			10.80 (y)
TMI
	December 31, 2005	6,925	12.1455	to	12.3375	84,318	0.14	1.65	to	1.90	2.25	to	2.51
	December 31, 2004	7,259	11.8621	to	12.0413	86,319	-	1.65	to	1.90	6.91	to	7.18	(y)
	December 31, 2003 (a)	5,968	11.0991	to	11.2128	66,281	-	1.65	to	1.90	10.99	to	20.28	(y)
TND
	December 31, 2005	3,213	13.1790	to	13.6069	42,479	-	1.65	to	1.85	3.04	to	3.30
	December 31, 2004	3,908	12.7835	to	12.8263	50,064	-	1.65	to	1.85	4.24	to	4.45	(y)
	December 31, 2003 (e)	1,280	12.2796			15,719	-		1.65		22.80
STI
	December 31, 2005	12,458	13.0808	to	13.2152	163,798	0.33	1.65	to	1.70	5.05	to	5.26
	December 31, 2004	22,808	12.4019	to	12.5609	284,136	0.39	1.65	to	1.85	9.06	to	9.29	(y)
	December 31, 2003 (d)	7,631	11.3823	to	11.4994	87,151	-	1.70			13.82	to	19.77	(y)
PRR
	December 31, 2005	29,303	10.9092	to	11.2368	321,628	2.80	1.65	to	1.90	0.16	to	0.42
	December 31, 2004	36,459	10.8914	to	11.1957	398,887	0.98	1.65	to	1.90	6.84	to	7.12	(y)
	December 31, 2003 (a)	35,966	10.1937	to	10.2070	366,919	0.74	1.70	to	1.90	1.94	to	2.07
PTR
	December 31, 2005	202,341	10.2266	to	10.4679	2,097,960	3.45	1.65	to	2.30	0.10	to	0.77
	December 31, 2004	226,901	10.2161	to	10.3934	2,340,258	1.88	1.65	to	2.30	2.47	to	3.16
	December 31, 2003 (a)	177,853	9.9695	to	10.0805	1,781,096	2.27	1.65	to	2.30	(0.30)	to	0.81

(a) For the period July 1, 2003 (commencement of operations) through December 31, 2003.

(c) For the period September 1, 2003 (commencement of operations) through December 31, 2003.

(d) For the period October 1, 2003 (commencement of operations) through December 31, 2003.

(e) For the period November 1, 2003 (commencement of operations) through December 31, 2003.

(f) For the period December 1, 2003 (commencement of operations) through December 31, 2003.

(y) As revised, to reflect an incorrect assumption in the calculation of the total return relating to the start date for new levels added to the sub-account during the period. See footnote ****

All-Star, All-Star Freedom, All-Star Traditions and All-Star Extra Sub-Accounts Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Notes to Financial Statements - continued

(5) Financial Highlights - continued
		At December 31					For year ended December 31
							Investment
			Unit Fair Value				Income	Expense Ratio			Total Return
		Units	lowest to highest			Net Assets	Ratio*	lowest to highest**			lowest to highest***
SBF
	December 31, 2005	93,532	$ 12.5276	to	13.4073	$1,214,499	2.44%	1.65	to	2.30%	3.96	to	4.65%
	December 31, 2004	104,509	12.0503	to	12.8179	1,298,639	1.89	1.65	to	2.30	7.27	to	7.99
	December 31, 2003 (a)	56,417	11.2334	to	11.8759	652,645		1.65	to	2.30	12.33	to	18.25	(y)
SGF
	December 31, 2005	5,120	11.2294	to	11.6019	58,048	0.35	1.65	to	1.70	2.72	to	2.77
	December 31, 2004	4,197	10.9264	to	11.2946	46,425	-	1.65	to	1.70	(3.82)	to	(3.77	) (y)
	December 31, 2003 (e)	549	11.7429			6,449	-		1.70		22.92 (y)
SMM
	December 31, 2005	158,061	9.7759	to	9.9673	1,561,847	2.71	1.65	to	2.30	0.46	to	1.12
	December 31, 2004	119,835	9.7117	to	9.8566	1,173,017	0.93	1.65	to	2.30	(1.45)	to	(0.79)
	December 31, 2003 (a)	58,051	9.8345	to	9.9354	574,684	0.61	1.65	to	2.30	(1.43)	to	(0.65	) (y)

(a) For the period July 1, 2003 (commencement of operations) through December 31, 2003.

(e) For the period November 1, 2003 (commencement of operations) through December 31, 2003.

(y) As revised, to reflect an incorrect assumption in the calculation of the total return relating to the start date for new levels added to the sub-account during the period. See footnote ****

* Represents the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund in which the Sub-Accounts invest.

** Ratio represents the annualized contract expenses of the separate account. The ratio includes only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expense of the underlying fund are excluded.

*** Represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

**** Amounts below reflect total return as previously reported.
	Total Return			Total Return
	lowest to highest			lowest to highest
	as previously reported			as previously reported
	for the period ended			for the period ended
	December 31, 2004			December 31, 2003

AN1	6.61	to	6.77%	10.44	to	11.02%
AN2	3.40			24.94	to	42.16
AN3	9.44	to	9.60	17.68	to	28.19
AN4	21.99			63.61	to	81.08
FGI	8.73	to	35.58	-		-
FMS	10.32	to	32.01	-		-
GCR	28.16	to	28.49	21.02	to	38.96
CGI	11.53	to	30.37	16.80	to	20.06
CSI	7.60	to	15.21
LFS	-		-	(1.39)	to	2.70
LIF	8.02	to	26.24	16.90	to	22.53
LSV	13.12	to	37.45	21.04	to	22.54
NTF	13.59	to	68.09	-		-
WFF	-		-	32.55	to	45.30
WIS	75.33	to	76.06	-		-
WTF	-		-	17.81	to	26.04
USC	-		-	29.24	to	46.41
LA2	21.68	to	48.11	-		-
TEG	35.12	to	35.12	-		-
TMI	6.91	to	20.41	10.99	to	12.13
TND	4.45	to	28.16	-		-
STI	9.23	to	24.43	13.82	to	14.99
PRR	6.84	to	11.96	-		-
SBF	-		-	12.33	to	18.76
SGF	(3.82)	to	9.26	17.43
SMM	-		-	(1.65)	to	(0.65)

Report of Independent Registered Public Accounting Firm

To the Participants in All-Star, All-Star Freedom, All-Star Traditions and All-Star Extra Sub-Accounts and the Board Directors of Sun Life Insurance and Annuity Company of New York:

We have audited the accompanying statements of condition of Alliance VP Premier Growth Sub-Account, Alliance VP Technology Sub-Account, Alliance VP Growth & Income Sub-Account, Alliance VP Privatization Sub-Account, Franklin T.T. Growth and Income Sub-Account, Franklin T.T. Mutual Shares Securities Sub-Account, Franklin T.T. Templeton Foreign Sub-Account, Galaxy VIP Quality Columbia Real Estate Equity Sub-Account, Galaxy VIP Columbia High Yield Sub-Account, Liberty VIT Liberty Growth & Income Sub-Account, Liberty VIT Colonial Strategic Income Sub-Account, Liberty VIT Liberty Federal Securities Sub-Account, Liberty VIT Liberty S&P 500 Index Sub-Account, Liberty VIT Liberty Select Value Sub-Account, Liberty VIT Newport Tiger Sub-Account, Liberty VIT Wanger International Sub-Account, Liberty VIT Wanger International Small Cap Sub-Account, Liberty VIT Wanger Select Sub-Account, Liberty Wanger U.S. Small Cap Sub-Account, Lord Abbett Series Growth & Income Sub-Account, Lord Abbett Series Mid-Cap Value Sub-Account, MFS/Sun Life VIT Emerging Growth Sub-Account, MFS/Sun Life VIT Investors Growth Stock Sub-Account, MFS/Sun Life VIT New Discovery Sub-Account, MFS/Sun Life VIT Investors Trust Sub-Account, PIMCO VIT Real Return Bond Sub-Account, PIMCO VIT Total Return Bond Sub-Account, Stein Roe VIT Asset Allocation Sub-Account, Stein Roe VIT Growth Stock Sub-Account and Stein Roe VIT Liberty Money Market Sub-Account of Sun Life (N.Y.) Variable Account C (collectively the "Sub-Accounts"), as of December 31, 2005, the related statements of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Sub-Accounts management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Sub-Accounts are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Sub-Accounts' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Sub-Accounts as of December 31, 2005, the results of its operations for the year then ended, the changes in their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/Deloitte & Touche LLP

Boston, Massachusetts

April 7, 2006

PART C

OTHER INFORMATION

Item 24. FINANCIAL STATEMENTS AND EXHIBITS
(a)	The following Financial Statements are included in the Registration Statement:

	A.	Condensed Financial Information - Accumulation Unit Values (Part A)

	B.	Financial Statements of the Depositor (Part B)

Audited:

		1.	Statements of Income, Years Ended December 31, 2005, 2004 and 2003;
		2.	Balance Sheets, December 31, 2005 and 2004:
		3.	Statements of Comprehensive Income, Years Ended December 31, 2005, 2004 and 2003;
		4.	Statements of Stockholder's Equity, Years Ended December 31, 2005, 2004 and 2003;
		5.	Statements of Cash Flows, Years Ended December 31, 2005, 2004 and 2003;
		6.	Notes to Financial Statements; and
		7.	Report of Independent Registered Public Accounting Firm.

	C.	Financial Statements of the Registrant (Part B)

		1.	Statement of Condition, December 31, 2005;
		2.	Statement of Operations, Year Ended December 31, 2005;
		3.	Statements of Changes in Net Assets, Years Ended December 31, 2005 and December 31, 2004;
		4.	Notes to Financial Statements; and
		5.	Report of Independent Registered Public Accounting Firm.
(b)	The following Exhibits are incorporated in the Registration Statement by reference unless otherwise indicated:
(1)

Resolution of the Board of Directors of the depositor dated December 3, 1984, authorizing the establishment of the Registrant (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-05037, filed on March 29, 2000);

(2)	Not applicable;

(3)(a)

Marketing Coordination Agreement between the Depositor, MFS Fund Distributors, Inc. and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-05037, filed on March 29, 2000);

(3)(b)(i)

Specimen Sales Operations and General Agent Agreement (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-05037, filed on March 29, 2000);

(3)(b)(ii)

Specimen Broker-Dealer Supervisory and Service Agent Agreement (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-05037, filed on March 29, 2000);

(3)(b)(iii)

Specimen Broker-Dealer Supervisory and Service Agent Agreement (Type 4) (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-05037, filed on March 29, 2000);

(3)(c)(i)

Administrative Services Agreement by and between Sun Life Assurance Company of Canada, Sun Life Assurance Company of Canada (U.S.) and Sun Life Insurance and Annuity Company of New York, dated November 21, 2000 (Incorporated herein by reference to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, File No. 333-105437, filed on May 21, 2003);

(3)(c)(ii)

Amendment No. 1, dated January 1, 2002, to the Administrative Services Agreement by and between Sun Life Assurance Company of Canada, Sun Life Assurance Company of Canada (U.S.) and Sun Life Insurance and Annuity Company of New York, dated November 21, 2000 (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-119151, filed on May 2, 2005);

(4)(a)

Specimen Flexible Payment Deferred Combination Variable and Fixed Individual Annuity Contract (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-99907, filed on December 13, 2002);

(4)(b)

Specimen Secured Returns 2 Rider to Flexible Payment Combination Fixed/Variable Individual Annuity Contract filed as Exhibit (4)(a) (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-107983, filed on May 28, 2004);

(4)(c)

Specimen Secured Returns for Life Rider to Flexible Payment Combination Fixed/Variable Individual Annuity Contract filed as Exhibit (4)(a) (Incorporated herein by reference to Post-Effective Amendment No. 9 to the Registration Statement on Form N-4, File No. 333-83516, filed on August 2, 2005);

(4)(d)

Specimen Secured Returns for Life Plus Rider to Flexible Payment Combination Fixed/Variable Individual Annuity Contract filed as Exhibit (4)(a) (Incorporated herein by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-4, File No. 333-83516, filed on February 3, 2006);

(5)

Specimen Application used with the annuity contract filed as Exhibit (4)(a) (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-99907, filed on December 13, 2002);

(6)	Charter and By-Laws of the Depositor (Incorporated herein by reference to the Depositor's Quarterly Report on Form 10-Q, File No. 333-01079, filed on May 14, 2004);

(7)	Not Applicable;

(8)(a)

Amended and Restated Participation Agreement by and among MFS/Sun Life Services Trust, Sun Life Assurance Company of Canada (U.S.), Sun Life Insurance and Annuity Company of New York, and Massachusetts Financial Services Company (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-107983, filed on May 28, 2004);

(8)(b)

Participation Agreement dated April 17, 2000 by and among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., Sun Life Insurance and Annuity Company of New York on behalf of itself and its separate accounts and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-4, File No. 333-67864, filed on November 6, 2002);

(8)(c)

Amended and Restated Participation Agreement dated December 18, 2004, by and among Sun Capital Advisers Trust, Sun Capital Advisers, Inc., Sun Life Assurance Company of Canada (U.S.) and Sun Life Insurance and Annuity Company of New York (Incorporated herein by reference to Post-Effective Amendment No. 8 to Registration Statement of Sun Life of Canada (U.S.) Variable Account F on Form N-4, File No. 333-83516, filed on April 28, 2005)

(8)(d)

Participation Agreement dated April 30, 2001 by and among Rydex Variable Trust, Rydex Distributors, Inc., and Sun Life Assurance Company of Canada (U.S.) (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account F on Form N-4, File No. 333-82957, filed on July 27, 2001);

(8)(e)

Amended and Restated Participation Agreement dated September 1, 2004 among Variable Insurance Products Funds, Fidelity Distributors Corporation and Sun Life Insurance and Annuity Company of New York (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-119151, filed on May 2, 2005);

(8)(f)

Participation Agreement dated September 1, 2001 by and among Sun Life Insurance and Annuity Company of New York, Clarendon Insurance Agency, Inc., Alliance Capital Management L.P., and Alliance Fund Distributors, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-4, File No. 333-67864, filed on November 6, 2002);

(8)(g)

Participation Agreement dated February 17, 1998 by and among Lord Abbett Series Fund Inc., Lord Abbett & Co., and Sun Life Assurance Company of Canada (U.S.) (Incorporated herein by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-4, File No. 333-67864, filed on November 6, 2002);

(8)(h)

Participation Agreement dated September 16, 2002 by and among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Sun Life Insurance and Annuity Company of New York (Incorporated herein by reference to Registration Statement of KBL Variable Account A on Form N-4, File No. 333-102278, filed December 31, 2002);

(8)(i)

Participation Agreement by and among Wanger Advisors Trust, Liberty Funds Distributors, Inc. and Sun Life Insurance and Annuity Company of New York (Incorporated herein by reference to Registration Statement of KBL Variable Account A on Form N-4, File No. 333-102274, filed on December 31, 2002);

(8)(j)

Participation Agreement among Liberty Variable Investment Trust, Liberty Funds Distributor, Inc. and Sun Life Insurance and Annuity Company of New York (Incorporated herein by reference to the Registration Statement of KBL Variable Account A on Form N-4, File No. 333-102274, filed on December 31, 2002);

(8)(k)

Participation Agreement among MFS Variable Insurance Trust, Sun Life Insurance and Annuity Company of New York, on behalf of itself and its Separate Accounts, and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to the Registration Statement of KBL Variable Account A on Form N-4, File No. 333-102274, filed on December 31, 2002);

(8)(l)

Participation Agreement among SteinRoe Variable Investment Trust, Liberty Funds Distributor, Inc. and Sun Life Insurance and Annuity Company of New York (Incorporated herein by reference to the Registration Statement of KBL Variable Account A on Form N-4, File No. 333-102274, filed on December 31, 2002);

(8)(m)

Participation Agreement among Oppenheimer Variable Account Funds, Oppenheimerfunds, Inc. and Sun Life Insurance and Annuity Company of New York (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-107983, filed on May 28, 2004);

(8)(n)

Participation Agreement Among Sun Life Assurance Company of Canada (U.S.), Sun Life Insurance and Annuity Company of New York, PIMCO Variable Insurance Trust, and PIMCO Funds Distributors LLC (Incorporated herein by reference to the Registration Statement of Keyport Variable Account A on Form N-4, File No. 333-112506, filed on February 5, 2004);

(9)

Opinion and Consent of Counsel as to legality of securities being registered (Incorporated herein by reference to Amendment No. 20 to the Registration Statement on Form N-4, File No. 333-67864, filed on September 20, 2002);

(10)(a)	Consent of Independent Registered Public Accounting Firm;*

(10)(b)	Representation of Counsel pursuant to Rule 485(b);*

(11)	None;

(12)	Not Applicable;

(13)

Schedule for Computation of Performance Quotations (Incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-05037, filed on April 24, 1998);

(14)	Not Applicable;

(15)(a)	Powers of Attorney (Incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, File No. 333-99907, filed on April 11, 2006);

(15)(b)

Resolution of the Board of Directors of the depositor dated July 24, 2003, authorizing the use of powers of attorney for Officer signatures (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-100475, filed on April 23, 2004);

(16)	Organizational Chart (Incorporated herein by reference to Post-Effective Amendment No. 16 to the Registration Statement on Form N-4, File No. 333-83516, filed on April 11, 2006)
* Filed herewith

Item 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR
Name and	Principal Positions and Officers
Business Address	With Depositor

Thomas A. Bogart	Director
Sun Life Assurance Company of Canada
150 King Street West
Toronto, Ontario Canada M5H 1J9

Gary Corsi	Director, Vice President & Chief Financial Officer
Sun Life Assurance Company of Canada (U.S.)	and Treasurer
One Sun Life Executive Park
Wellesley Hills, MA 02481

Scott M. Davis	Director, Vice President and General Counsel
Sun Life Assurance Company of Canada (U.S.)
One Sun Life Executive Park
Wellesley Hills, MA 02481

Paul W. Derksen	Director
Sun Life Assurance Company of Canada
150 King Street West
Toronto, Ontario Canada M5H 1J9

Mary M. Fay	Director and Vice President, Annuities
Sun Life Assurance Company of Canada (U.S.)
One Sun Life Executive Park
Wellesley Hills, MA 02481

Leila Heckman	Director
Bear Stearns Asset Management
383 Madison Avenue
New York, NY 10179

Donald B. Henderson, Jr.	Director
LeBoeuf, Lamb, Greene & MacRae, LLP
125 West 55th Street
New York, NY 10019

Peter R. O'Flinn	Director
27361 Hidden River Court
Bonita Springs, FL 34134

C. James Prieur	Chairman and Director
Sun Life Assurance Company of Canada
150 King Street West, 6th Floor
Toronto, Ontario Canada M5H 1J9

Robert C. Salipante	President & Director
Sun Life Assurance Company of Canada (U.S.)
One Sun Life Executive Park
Wellesley Hills, MA 02481

Barbara Z. Shattuck	Director
Shattuck Hammond Partners LLC
630 Fifth Avenue, Suite 2950
New York, NY 10019

David K. Stevenson	Director
47 Village Avenue, Unit 301
Dedham, MA 02026

Donald A. Stewart	Director
Sun Life Assurance Company of Canada
150 King Street West
Toronto, Ontario-Canada M5H 1J9

James M.A. Anderson	Executive Vice President and Chief Investment
Sun Life Assurance Company of Canada	Officer
150 King Street
Toronto, Ontario Canada M5H 1J9

Ellen B. King	Assistant Vice President and Senior Counsel and
Sun Life Assurance Company of Canada (U.S.)	Secretary
One Sun Life Executive Park
Wellesley Hills, MA 02481

Keith Gubbay	Vice President and Chief Actuary
Sun Life Assurance Company of Canada (U.S.)
One Sun Life Executive Park
Wellesley Hills, MA 02481

John R. Wright	Executive Vice President, Sun Life Financial
Sun Life Assurance Company of Canada (U.S.)	U.S. Operations
One Sun Life Executive Park
Wellesley Hills, MA 02481

Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

No person is directly or indirectly controlled by the Registrant. The Registrant is a separate account of Sun Life Insurance and Annuity Company of New York, a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.), which is ultimately controlled by Sun Life Financial Inc.

The organization chart of Sun Life Insurance and Annuity Company of New York is filed as Exhibit 16 to Post-Effective Amendment No. 16 to the Registration Statement on Form N-4, File No. 333-83516, filed April 11, 2006.

None of the companies listed in such Exhibit 16 is a subsidiary of the Registrant; therefore, the only financial statements being filed are those of Sun Life Insurance and Annuity Company of New York.

Item 27. NUMBER OF CONTRACT OWNERS

As of March 17, 2006 there were 327 qualified and 334 non-qualified contract owners.

Item 28. INDEMNIFICATION

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Sun Life Insurance and Annuity Company of New York pursuant to the certificate of incorporation, by-laws, or otherwise, Sun Life (N.Y.) has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Sun Life (N.Y.) of expenses incurred or paid by a director, officer, or controlling person of Sun Life (N.Y.) in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Sun Life (N.Y.) will, unless in the opinion of their counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by them is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. PRINCIPAL UNDERWRITERS

(a) Clarendon Insurance Agency, Inc., which is a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.), acts as general distributor for the Registrant, Sun Life of Canada (U.S.) Variable Accounts C, D, E, F, G, H and I, Keyport Variable Account A, KMA Variable Account, Keyport Variable Account I, KBL Variable Account A, KBL Variable Annuity Account, Sun Life (N.Y.) Variable Accounts A, B, and D, and Money Market Variable Account, High Yield Variable Account, Capital Appreciation Variable Account, Government Securities Variable Account, World Governments Variable Account, and Total Return Variable Account.
Name and Principal	Position and Offices
Business Address*	with Underwriter

Katherine E. Sarvary	President
Claude A. Accum	Director
Gary Corsi	Director
Mary M. Fay	Director
Ellen B. King	Secretary
Ann B. Teixeira	Assistant Vice President, Compliance
Thomas Horack	Chief Compliance Officer
Michael L. Gentile	Vice President
John E. Coleman	Vice President
Nancy C. Atherton	Assistant Vice President & Tax Officer
Jane F. Jette	Financial/Operations Principal and Treasurer
Amy E. Mercer	Assistant Secretary

*The principal business address of all directors and officers of the principal underwriter, is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

         (b) Inapplicable.

Item 30. LOCATION OF ACCOUNTS AND RECORDS

Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by Sun Life Insurance and Annuity Company of New York, in whole or in part, at its Home Office at 60 East 42nd Street, Suite 1115, New York, New York 10165, at the offices of Clarendon Insurance Agency, Inc. at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481, or at the offices of Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

Item 31. MANAGEMENT SERVICES

Not Applicable.

Item 32. UNDERTAKINGS

The Registrant hereby undertakes:
(a)

To file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted;

(b)

To include either (1) as part of any application to purchase a Contract offered by the prospectus, a space that an Applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the Applicant can remove to send for a Statement of Additional Information;

(c)	To deliver any Statement of Additional Information and any financial statements required to be made available under SEC Form N-4 promptly upon written or oral request.

(d)

Representation with respect to Section 26(f)(2)(A) of the Investment Company Act of 1940: Sun Life (N.Y.) represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

The Registrant is relying on the no-action letter issued by the Division of Investment Management of the Securities and Exchange Commission to American Council of Life Insurance, Ref. No. IP-6-88, dated November 28, 1988, the requirements for which have been complied with by the Registrant.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness and has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the Town of Wellesley Hills, and Commonwealth of Massachusetts on this 26th day of April, 2006.
Sun Life (N.Y.) Variable Account C
(Registrant)

Sun Life Insurance and Annuity Company of New York
(Depositor)

By: /s/ ROBERT C. SALIPANTE*
Robert C. Salipante
President and Director

*By:	/s/ Sandra M. DaDalt
Sandra M. DaDalt
Assistant Vice President
and Senior Counsel

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities with the Depositor, Sun Life Insurance and Annuity Company of New York, and on the dates indicated.
SIGNATURE	TITLE	DATE

/s/ ROBERT C. SALIPANTE*	President and Director	April 26, 2006
Robert C. Salipante	(Principal Executive Officer)

/s/ GARY CORSI*	Vice President, Chief Financial Officer and	April 26, 2006
Gary Corsi	Treasurer and Director
(Principal Financial and Accounting Officer)

*By: /s/ Sandra M. DaDalt	Attorney-in-Fact for:	April 26, 2006
Sandra M. DaDalt	C. James Prieur, Chairman and Director
Donald A. Stewart, Director
Donald B. Henderson, Jr., Director
Peter R. O'Flinn, Director
David K. Stevenson, Director
Leila Heckman, Director
Barbara Z. Shattuck, Director
Thomas A. Bogart, Director
Scott M. Davis, Director and Vice President and General Counsel
Mary M. Fay, Director and Vice President and General Manager, Annuities

*Sandra M. DaDalt has signed this document on the indicated date on behalf of the above Directors and Officers of the Depositor pursuant to powers of attorney duly executed by such persons and a resolution of the Board of Directors authorizing use of powers of attorney for Officer signatures. Resolution of the Board of Directors is incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-100475, filed on April 23, 2004. Powers of attorney are incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, File No. 333-99907, filed on April 11, 2006.

EXHIBIT INDEX

(10)(a)	Consent of Independent Registered Public Accounting Firm

(10)(b)	Representation of Counsel pursuant to Rule 485(b)